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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: 202-962-4600

Date of fiscal year end: 12/31/15

Date of reporting period: 01/01/15 - 06/30/15

Item 1 (Report to Shareholders): The semi-annual report is set forth below.

SEMIANNUAL REPORT

June 30, 2015

VANTAGEPOINT FUNDS

Vantagepoint Shareholder Expenses	1
Vantagepoint Funds Returns	3
Vantagepoint Funds Graphical Representation of Portfolio Holdings	6

Vantagepoint Funds
Statements of Assets and Liabilities	9
Statements of Operations	16
Statements of Changes in Net Assets	23
Financial Highlights	38
Notes to Financial Statements	73
Schedules of Investments	130

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/15	Ending Account Value 6/30/15	2015 Annualized Expense Ratio(a)	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	2015 Annualized Expense Ratio(a)	Expenses Paid During Period*
$1,000.00	$1,006.70	0.62%	$3.08	Low Duration Bond Investor Shares	$1,000.00	$1,021.72	0.62%	$3.11
$1,000.00	$1,007.00	0.37%	$1.84	Low Duration Bond T Shares	$1,000.00	$1,022.96	0.37%	$1.86
$1,000.00	$1,001.90	0.65%	$3.23	Inflation Focused Investor Shares	$1,000.00	$1,021.57	0.65%	$3.26
$1,000.00	$1,003.80	0.40%	$1.99	Inflation Focused T Shares	$1,000.00	$1,022.81	0.40%	$2.01
$1,000.00	$1,024.80	0.82%	$4.12	High Yield T Shares	$1,000.00	$1,020.73	0.82%	$4.11
$1,000.00	$988.90	0.78%	$3.85	Equity Income Investor Shares	$1,000.00	$1,020.93	0.78%	$3.91
$1,000.00	$989.90	0.53%	$2.61	Equity Income T Shares	$1,000.00	$1,022.17	0.53%	$2.66
$1,000.00	$1,023.60	0.77%	$3.86	Growth & Income Investor Shares	$1,000.00	$1,020.98	0.77%	$3.86
$1,000.00	$1,024.40	0.52%	$2.61	Growth & Income T Shares	$1,000.00	$1,022.22	0.52%	$2.61
$1,000.00	$1,035.40	0.76%	$3.84	Growth Investor Shares	$1,000.00	$1,021.03	0.76%	$3.81
$1,000.00	$1,036.90	0.51%	$2.58	Growth T Shares	$1,000.00	$1,022.27	0.51%	$2.56
$1,000.00	$1,005.10	0.94%	$4.67	Select Value Investor Shares	$1,000.00	$1,020.13	0.94%	$4.71
$1,000.00	$1,006.70	0.69%	$3.43	Select Value T Shares	$1,000.00	$1,021.37	0.69%	$3.46
$1,000.00	$1,052.10	0.83%	$4.22	Aggressive Opportunities Investor Shares	$1,000.00	$1,020.68	0.83%	$4.16
$1,000.00	$1,053.00	0.58%	$2.95	Aggressive Opportunities T Shares	$1,000.00	$1,021.92	0.58%	$2.91
$1,000.00	$1,040.80	0.96%	$4.86	Discovery Investor Shares	$1,000.00	$1,020.03	0.96%	$4.81
$1,000.00	$1,041.80	0.71%	$3.59	Discovery T Shares	$1,000.00	$1,021.27	0.71%	$3.56
$1,000.00	$1,047.30	0.97%	$4.92	International Investor Shares	$1,000.00	$1,019.98	0.97%	$4.86
$1,000.00	$1,050.20	0.72%	$3.66	International T Shares	$1,000.00	$1,021.22	0.72%	$3.61
$1,000.00	$1,034.60	0.49%	$2.47	Diversifying Strategies T Shares	$1,000.00	$1,022.36	0.49%	$2.46
$1,000.00	$996.60	0.40%	$1.98	Core Bond Index Class I	$1,000.00	$1,022.81	0.40%	$2.01
$1,000.00	$998.50	0.20%	$0.99	Core Bond Index Class II	$1,000.00	$1,023.80	0.20%	$1.00
$1,000.00	$998.80	0.15%	$0.74	Core Bond Index T Shares	$1,000.00	$1,024.05	0.15%	$0.75
$1,000.00	$1,010.00	0.40%	$1.99	500 Stock Index Class I	$1,000.00	$1,022.81	0.40%	$2.01
$1,000.00	$1,011.30	0.20%	$1.00	500 Stock Index Class II	$1,000.00	$1,023.80	0.20%	$1.00
$1,000.00	$1,011.80	0.15%	$0.75	500 Stock Index T Shares	$1,000.00	$1,024.05	0.15%	$0.75

(continued)

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/15	Ending Account Value 6/30/15	2015 Annualized Expense Ratio(a)	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	2015 Annualized Expense Ratio(a)	Expenses Paid During Period*
$1,000.00	$1,017.90	0.40%	$2.00	Broad Market Index Class I	$1,000.00	$1,022.81	0.40%	$2.01
$1,000.00	$1,019.20	0.20%	$1.00	Broad Market Index Class II	$1,000.00	$1,023.80	0.20%	$1.00
$1,000.00	$1,019.10	0.15%	$0.75	Broad Market Index T Shares	$1,000.00	$1,024.05	0.15%	$0.75
$1,000.00	$1,046.70	0.40%	$2.03	Mid/Small Company Index Class I	$1,000.00	$1,022.81	0.40%	$2.01
$1,000.00	$1,047.30	0.20%	$1.02	Mid/Small Company Index Class II	$1,000.00	$1,023.80	0.20%	$1.00
$1,000.00	$1,047.70	0.15%	$0.76	Mid/Small Company Index T Shares	$1,000.00	$1,024.05	0.15%	$0.75
$1,000.00	$1,062.70	0.50%	$2.56	Overseas Equity Index Class I	$1,000.00	$1,022.32	0.50%	$2.51
$1,000.00	$1,063.60	0.30%	$1.53	Overseas Equity Index Class II	$1,000.00	$1,023.31	0.30%	$1.51
$1,000.00	$1,064.40	0.25%	$1.28	Overseas Equity Index T Shares	$1,000.00	$1,023.55	0.25%	$1.25
$1,000.00	$1,013.20	0.83%	$4.14	Model Portfolio Conservative Growth Investor M Shares**	$1,000.00	$1,020.68	0.83%	$4.16
$1,000.00	$1,014.40	0.58%	$2.90	Model Portfolio Conservative Growth TM Shares**	$1,000.00	$1,021.92	0.58%	$2.91
$1,000.00	$1,018.10	0.84%	$4.20	Model Portfolio Traditional Growth Investor M Shares**	$1,000.00	$1,020.63	0.84%	$4.21
$1,000.00	$1,019.60	0.59%	$2.95	Model Portfolio Traditional Growth TM Shares**	$1,000.00	$1,021.87	0.59%	$2.96
$1,000.00	$1,021.80	0.88%	$4.41	Model Portfolio Long-Term Growth Investor M Shares**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,022.90	0.63%	$3.16	Model Portfolio Long-Term Growth TM Shares**	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$1,022.70	0.95%	$4.76	Model Portfolio All-Equity Growth Investor M Shares**	$1,000.00	$1,020.08	0.95%	$4.76
$1,000.00	$1,024.20	0.70%	$3.51	Model Portfolio All-Equity Growth TM Shares**	$1,000.00	$1,021.32	0.70%	$3.51
$1,000.00	$1,012.20	0.79%	$3.94	Milestone Retirement Income Investor M Shares**	$1,000.00	$1,020.88	0.79%	$3.96
$1,000.00	$1,013.20	0.54%	$2.70	Milestone Retirement Income TM Shares**	$1,000.00	$1,022.12	0.54%	$2.71
$1,000.00	$1,014.00	0.80%	$3.99	Milestone 2010 Investor M Shares**	$1,000.00	$1,020.83	0.80%	$4.01
$1,000.00	$1,014.90	0.55%	$2.75	Milestone 2010 TM Shares**	$1,000.00	$1,022.07	0.55%	$2.76
$1,000.00	$1,015.30	0.80%	$4.00	Milestone 2015 Investor M Shares**	$1,000.00	$1,020.83	0.80%	$4.01
$1,000.00	$1,017.10	0.55%	$2.75	Milestone 2015 TM Shares**	$1,000.00	$1,022.07	0.55%	$2.76
$1,000.00	$1,017.90	0.81%	$4.05	Milestone 2020 Investor M Shares**	$1,000.00	$1,020.78	0.81%	$4.06
$1,000.00	$1,019.60	0.56%	$2.80	Milestone 2020 TM Shares**	$1,000.00	$1,022.02	0.56%	$2.81
$1,000.00	$1,020.10	0.83%	$4.16	Milestone 2025 Investor M Shares**	$1,000.00	$1,020.68	0.83%	$4.16
$1,000.00	$1,020.90	0.58%	$2.91	Milestone 2025 TM Shares**	$1,000.00	$1,021.92	0.58%	$2.91
$1,000.00	$1,022.00	0.84%	$4.21	Milestone 2030 Investor M Shares**	$1,000.00	$1,020.63	0.84%	$4.21
$1,000.00	$1,022.80	0.59%	$2.96	Milestone 2030 TM Shares**	$1,000.00	$1,021.87	0.59%	$2.96
$1,000.00	$1,022.50	0.86%	$4.31	Milestone 2035 Investor M Shares**	$1,000.00	$1,020.53	0.86%	$4.31
$1,000.00	$1,024.90	0.61%	$3.06	Milestone 2035 TM Shares**	$1,000.00	$1,021.77	0.61%	$3.06
$1,000.00	$1,024.60	0.88%	$4.42	Milestone 2040 Investor M Shares**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,025.30	0.63%	$3.16	Milestone 2040 TM Shares**	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$1,024.90	0.93%	$4.67	Milestone 2045 Investor M Shares**	$1,000.00	$1,020.18	0.93%	$4.66
$1,000.00	$1,026.30	0.68%	$3.42	Milestone 2045 TM Shares**	$1,000.00	$1,021.42	0.68%	$3.41
$1,000.00	$1,024.70	1.03%	$5.17	Milestone 2050 Investor M Shares	$1,000.00	$1,019.69	1.03%	$5.16
$1,000.00	$1,026.30	0.78%	$3.92	Milestone 2050 TM Shares	$1,000.00	$1,020.93	0.78%	$3.91

(a)	Net of waivers, if any.

*	Expenses are calculated using each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year e.g. 181/365] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

Vantagepoint Funds Returns*

As of June 30, 2015

	Year to Date	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
ACTIVELY MANAGED FUNDS[1]
Vantagepoint Low Duration Bond Fund (Investor Shares)	0.67%	0.54%	1.32%	1.70%	2.91%	—	12/4/00
Vantagepoint Low Duration Bond Fund (T Shares)	0.70%	0.79%	1.51%	1.82%	2.97%	—	3/1/13
Vantagepoint Inflation Focused Fund (Investor Shares)	0.19%	-2.66%	-1.39%	2.45%	3.84%	—	7/1/92
Vantagepoint Inflation Focused Fund (T Shares)	0.38%	-2.44%	-1.18%	2.57%	3.90%	—	3/1/13
Vantagepoint High Yield Fund (T Shares)	2.48%	-1.11%	—	—	—	-0.25%	5/1/14
Vantagepoint Equity Income Fund (Investor Shares)	-1.11%	-0.42%	14.37%	14.01%	6.68%	—	4/1/94
Vantagepoint Equity Income Fund (T Shares)	-1.01%	-0.22%	14.59%	14.14%	6.74%	—	3/1/13
Vantagepoint Growth and Income Fund (Investor Shares)	2.36%	6.29%	17.57%	16.62%	7.89%	—	10/2/98
Vantagepoint Growth and Income Fund (T Shares)	2.44%	6.51%	17.78%	16.74%	7.94%	—	3/1/13
Vantagepoint Growth Fund (Investor Shares)	3.54%	9.30%	17.17%	15.95%	6.66%	—	4/1/83
Vantagepoint Growth Fund (T Shares)	3.69%	9.57%	17.39%	16.09%	6.72%	—	3/1/13
Vantagepoint Select Value Fund (Investor Shares)	0.51%	1.99%	16.74%	16.05%	—	7.53%	10/30/07
Vantagepoint Select Value Fund (T Shares)	0.67%	2.30%	16.97%	16.19%	—	7.61%	3/1/13
Vantagepoint Aggressive Opportunities Fund (Investor Shares)	5.21%	5.83%	17.61%	14.25%	8.17%	—	10/1/94
Vantagepoint Aggressive Opportunities (Fund T Shares)	5.30%	6.07%	17.83%	14.38%	8.23%	—	3/1/13
Vantagepoint Discovery Fund (Investor Shares)	4.08%	4.35%	17.72%	16.95%	—	7.06%	10/30/07
Vantagepoint Discovery Fund (T Shares)	4.18%	4.56%	17.93%	17.08%	—	7.14%	3/1/13
Vantagepoint International Fund (Investor Shares)	4.73%	-4.30%	10.52%	9.87%	5.51%	—	10/1/94
Vantagepoint International Fund (T Shares)	5.02%	-4.03%	10.76%	10.02%	5.58%	—	3/1/13
Vantagepoint Diversifying Strategies Fund (T Shares)	3.46%	2.99%	5.19%	4.37%	—	2.72%	10/30/07
INDEX FUNDS[1]
Vantagepoint Core Bond Index Fund (Class I)	-0.34%	1.50%	1.38%	2.89%	3.98%	—	6/2/97
Vantagepoint Core Bond Index Fund (Class II)	-0.15%	1.77%	1.61%	3.12%	4.19%	—	4/5/99
Vantagepoint Core Bond Index Fund (T Shares)	-0.12%	1.75%	1.59%	3.02%	4.04%	—	3/1/13
Vantagepoint 500 Stock Index Fund (Class I)	1.00%	6.96%	16.82%	16.89%	7.46%	—	6/2/97
Vantagepoint 500 Stock Index Fund (Class II)	1.13%	7.24%	17.08%	17.11%	7.68%	—	4/5/99
Vantagepoint 500 Stock Index Fund (T Shares)	1.18%	7.29%	17.05%	17.03%	7.52%	—	3/1/13
Vantagepoint Broad Market Index Fund (Class I)	1.79%	6.95%	17.26%	17.08%	7.92%	—	10/1/94
Vantagepoint Broad Market Index Fund (Class II)	1.92%	7.15%	17.51%	17.33%	8.14%	—	4/5/99
Vantagepoint Broad Market Index Fund (T Shares)	1.91%	7.24%	17.49%	17.22%	7.98%	—	3/1/13
Vantagepoint Mid/Small Company Index Fund (Class I)	4.67%	5.68%	18.51%	17.64%	9.23%	—	6/2/97
Vantagepoint Mid/Small Company Index Fund (Class II)	4.73%	5.89%	18.74%	17.88%	9.45%	—	4/5/99
Vantagepoint Mid/Small Company Index Fund (T Shares)	4.77%	5.93%	18.72%	17.77%	9.29%	—	3/1/13
Vantagepoint Overseas Equity Index Fund (Class I)	6.27%	-4.46%	11.56%	9.47%	4.81%	—	6/2/97
Vantagepoint Overseas Equity Index Fund (Class II)	6.36%	-4.31%	11.73%	9.68%	5.01%	—	4/5/99
Vantagepoint Overseas Equity Index Fund (T Shares)	6.44%	-4.13%	11.79%	9.61%	4.87%	—	3/1/13

	Year to Date	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
MODEL PORTFOLIO FUNDS[1]
Vantagepoint Model Portfolio Conservative Growth Fund (Investor M Shares)	1.32%	0.86%	6.61%	7.09%	4.96%	—	4/1/96
Vantagepoint Model Portfolio Conservative Growth Fund (TM Shares)	1.44%	1.15%	6.82%	7.21%	5.02%	—	3/1/13
Vantagepoint Model Portfolio Traditional Growth Fund (Investor M Shares)	1.81%	1.77%	9.77%	9.70%	5.88%	—	4/1/96
Vantagepoint Model Portfolio Traditional Growth Fund (TM Shares)	1.96%	2.06%	9.99%	9.84%	5.94%	—	3/1/13
Vantagepoint Model Portfolio Long-Term Growth Fund (Investor M Shares)	2.18%	2.23%	11.99%	11.50%	6.54%	—	4/1/96
Vantagepoint Model Portfolio Long-Term Growth Fund (TM Shares)	2.29%	2.48%	12.21%	11.63%	6.60%	—	3/1/13
Vantagepoint Model Portfolio All-Equity Growth Fund (Investor M Shares)	2.27%	2.32%	15.06%	14.19%	7.07%	—	10/1/00
Vantagepoint Model Portfolio All-Equity Growth Fund (TM Shares)	2.42%	2.61%	15.29%	14.32%	7.14%	—	3/1/13
MILESTONE FUNDS[1,2]
Vantagepoint Milestone Retirement Income Fund (Investor M Shares)	1.22%	0.88%	4.84%	5.46%	4.34%	—	1/3/05
Vantagepoint Milestone Retirement Income Fund (TM Shares)	1.32%	1.13%	5.02%	5.58%	4.39%	—	3/1/13
Vantagepoint Milestone 2010 Fund (Investor M Shares)	1.40%	1.11%	7.02%	7.71%	5.19%	—	1/3/05
Vantagepoint Milestone 2010 Fund (TM Shares)	1.49%	1.37%	7.21%	7.82%	5.25%	—	3/1/13
Vantagepoint Milestone 2015 Fund (Investor M Shares)	1.53%	1.31%	8.14%	8.72%	5.56%	—	1/3/05
Vantagepoint Milestone 2015 Fund (TM Shares)	1.71%	1.58%	8.37%	8.85%	5.63%	—	3/1/13
Vantagepoint Milestone 2020 Fund (Investor M Shares)	1.79%	1.66%	9.51%	9.76%	5.86%	—	1/3/05
Vantagepoint Milestone 2020 Fund (TM Shares)	1.96%	1.90%	9.73%	9.89%	5.92%	—	3/1/13
Vantagepoint Milestone 2025 Fund (Investor M Shares)	2.01%	1.78%	10.73%	10.82%	6.17%	—	1/3/05
Vantagepoint Milestone 2025 Fund (TM Shares)	2.09%	2.01%	10.94%	10.94%	6.23%	—	3/1/13
Vantagepoint Milestone 2030 Fund (Investor M Shares)	2.20%	1.95%	11.89%	11.85%	6.46%	—	1/3/05
Vantagepoint Milestone 2030 Fund (TM Shares)	2.28%	2.18%	12.09%	11.97%	6.52%	—	3/1/13
Vantagepoint Milestone 2035 Fund (Investor M Shares)	2.25%	1.97%	13.01%	12.87%	6.75%	—	1/3/05
Vantagepoint Milestone 2035 Fund (TM Shares)	2.49%	2.30%	13.25%	13.02%	6.82%	—	3/1/13
Vantagepoint Milestone 2040 Fund (Investor M Shares)	2.46%	2.03%	13.89%	13.57%	6.98%	—	1/3/05
Vantagepoint Milestone 2040 Fund (TM Shares)	2.53%	2.27%	14.10%	13.70%	7.04%	—	3/1/13
Vantagepoint Milestone 2045 Fund (Investor M Shares)	2.49%	2.01%	14.13%	13.65%	—	11.00%	1/4/10
Vantagepoint Milestone 2045 Fund (TM Shares)	2.63%	2.23%	14.35%	13.79%	—	11.12%	3/1/13
Vantagepoint Milestone 2050 Fund (Investor M Shares)	2.47%	1.94%	—	—	—	13.01%	9/10/12
Vantagepoint Milestone 2050 Fund (TM Shares)	2.63%	2.15%	—	—	—	13.25%	3/1/13

*	Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
[1]	Prior to March 1, 2013, only the Index Funds offered more than one class of shares. In the above table, performance information for the T Shares of the Actively Managed Funds, for the TM Shares of the Model Portfolio Funds and Milestone Funds, and T Shares for the Index Funds is based on the single share class offered before March 1, 2013, the inception date for the T Shares and TM Shares, except that the performance information for the T Shares of the Index Funds was based on Class I of those Funds. This prior performance has not been adjusted to reflect the actual fees and expenses paid by the T Shares or TM Shares. Performance of the Model Portfolio Funds and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio Fund and Milestone Fund invests. On March 1, 2013, all outstanding shares of the Diversifying Strategies Fund were renamed T Shares.
[2]	The share values of the Milestone Funds are not guaranteed at any time, including at or after each Milestone Fund’s target year, which is the year when investors expect to retire and begin making gradual withdrawals. There is no guarantee that a Milestone Fund will provide adequate income at and through an investor’s retirement or that the investor will have adequate savings for retirement. The Milestone Funds’ asset allocations change over time, as described in The Vantagepoint Funds’ prospectus.

Vantagepoint Funds Graphical Representation of Portfolio Holdings

As of June 30, 2015

Fixed Income Funds’ Sector Allocation (% of Net Assets)

	Asset-Backed	Corporates	Floating Rate Loans	Mortgage- Backed	U.S. Treasury	U.S. Treasury Inflation Protected	Government Related	Cash/Cash Equivalents[1]	Other[2]
Low Duration Bond Fund	14.0%	58.3%	0.6%	5.0%	15.1%	0.0%	3.3%	3.7%	0.0%
Inflation Focused Fund	2.3%	8.3%	0.0%	1.2%	0.1%	83.6%	1.3%	3.2%	0.0%
Core Bond Index Fund	0.6%	24.3%	0.0%	30.3%	35.2%	0.0%	8.9%	0.7%	0.0%
High Yield Fund	0.1%	94.6%	0.6%	1.1%	0.0%	0.0%	0.0%	3.2%	0.4%

Due to rounding, allocations may not add up to 100%.

Equity Funds’ Asset Class Allocation (% of Net Assets)

	Equity	Cash/Cash Equivalents[1]
Equity Income Fund	95.8%	4.2%
500 Stock Index Fund	98.5%	1.5%
Growth & Income Fund	96.8%	3.2%
Broad Market Index Fund	98.7%	1.3%
Growth Fund	97.2%	2.8%
Select Value Fund	94.6%	5.4%
Aggressive Opportunities Fund	96.8%	3.2%
Mid/Small Company Index Fund	98.3%	1.7%

Due to rounding, allocations may not add up to 100%.

Equity Funds’ Sector Allocation (% of Total Investments)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other
Equity Income Fund	15.8%	3.7%	12.2%	23.3%	7.2%	15.1%	8.9%	3.9%	6.2%	3.9%	0.0%
500 Stock Index Fund	12.8%	9.4%	7.8%	16.6%	15.4%	10.1%	19.6%	3.1%	2.3%	2.8%	0.0%
Growth & Income Fund	16.3%	7.4%	7.4%	18.9%	14.2%	13.1%	16.7%	4.3%	0.4%	1.3%	0.0%
Broad Market Index Fund	13.3%	8.2%	7.2%	17.8%	15.2%	11.0%	19.0%	3.6%	2.0%	2.8%	0.0%
Growth Fund	21.0%	6.7%	2.7%	7.7%	20.9%	7.2%	29.4%	4.4%	0.0%	0.0%	0.0%
Select Value Fund	15.9%	1.8%	7.4%	27.5%	4.8%	13.3%	12.6%	8.2%	1.2%	7.6%	0.0%
Aggressive Opportunities Fund	24.3%	3.5%	4.2%	8.4%	13.3%	20.7%	18.3%	3.4%	3.8%	0.2%	0.0%
Mid/Small Company Index Fund	14.8%	2.9%	4.4%	24.1%	13.0%	14.9%	15.1%	6.1%	0.7%	4.0%	0.0%

Allocations represent the portion of each Fund classified as stocks above and due to rounding, the allocations may not add up to 100%.

[1]	Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.
[2]	Other includes preferred stock and convertible preferred stock.

Vantagepoint Funds Graphical Representation of Portfolio Holdings (continued)

Vantagepoint Discovery Fund’s and Diversifying Strategies Fund’s Asset Class Allocation* (% of Net Assets)

	Equity	Fixed Income	Convertible	Cash/Cash Equivalents[1]
Discovery Fund	98.3%	49.0%	0.0%	2.1%
Diversifying Strategies Fund	34.5%	54.2%	39.2%	1.7%

*	For these funds, the portfolio exposures represent the market value of physical securities and a measurement of the exposure through the derivative instruments held by the Fund as a percent of the Fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund’s net asset value, is intended to reflect the “economic exposure” of the derivative, and results in a total percentage reflected in the chart that exceeds 100%.

Vantagepoint Discovery Fund’s and Diversifying Strategies Fund’s Fixed Income Sector Allocation* (% of Net Assets excluding equities, convertibles, and cash/cash equivalents)

	Asset-Backed	Corporates	Floating Rate Loans	Mortgage-Backed	U.S. Treasury	U.S. Treasury Inflation Protected	Government Related
Discovery Fund	12.0%	45.4%	0.0%	8.4%	32.0%	0.0%	2.2%
Diversifying Strategies Fund	8.5%	55.0%	0.5%	10.5%	20.7%	0.0%	4.7%

*	For these funds, the fixed income sector allocations were calculated using the actual fixed income securities held. This represents the portion of each fund classified as fixed income above. Due to rounding, allocations may not add up to 100%.

Vantagepoint Discovery Fund’s and Diversifying Strategies Fund’s Equity Sector Allocation* (% of Total Investments excluding fixed income, convertibles, and cash/cash equivalents)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other
Discovery Fund	14.2%	2.4%	3.6%	22.6%	15.9%	15.2%	19.0%	3.4%	0.5%	3.0%	0.0%
Diversifying Strategies Fund	12.5%	2.6%	3.2%	34.9%	13.8%	11.1%	14.8%	3.5%	0.8%	2.8%	0.0%

*	For these funds, the equity sector allocations were calculated using the actual equity securities held and blending them with the sectors represented in the Russell 2000 Index futures held. This represents the portion of each fund classified as equities above and due to rounding, the allocations may not add up to 100%.

Country Allocation for the Vantagepoint International Fund and Vantagepoint Overseas Equity Index Fund (% of Net Assets)

	Australia	China	France	Germany	Hong Kong	Italy	Japan	Korea	Netherlands	Singapore	Spain	Sweden	Switzerland	United Kingdom	Cash/Cash Equivalents[1]	Other**
International Fund	2.9%	2.9%	7.1%	8.4%	5.4%	1.2%	16.1%	2.5%	2.4%	2.1%	2.7%	2.0%	10.6%	15.2%	2.6%	15.9%
Overseas Equity Index Fund	6.9%	0.0%	9.4%	8.8%	3.1%	2.2%	22.6%	0.0%	3.4%	1.4%	3.4%	2.9%	9.6%	18.1%	1.2%	7.0%

**	Other represents countries not listed with under a 2.0% individual weighting.
[1]	Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.

Vantagepoint Model Portfolio Funds and Vantagepoint Milestone Funds Underlying Fund Allocation (% of Net Assets)

	Low Duration Bond Fund	Core Bond Index Fund	Inflation Focused Fund	High Yield Fund	Equity Income Fund	Growth & Income Fund	Growth Fund	Select Value Fund	Mid/ Small Company Index Fund	Aggressive Opportunities Fund	Discovery Fund	International Fund	Vanguard FTSE EM ETF	Diversifying Strategies Fund
Model Portfolio Conservative Growth Fund	27.6%	16.3%	7.5%	9.7%	7.3%	5.3%	4.8%	2.6%	0.0%	1.4%	1.4%	6.4%	1.0%	9.0%
Model Portfolio Traditional Growth Fund	9.7%	16.1%	3.4%	4.9%	11.0%	11.3%	8.9%	4.5%	0.0%	3.1%	2.6%	11.1%	1.7%	12.0%
Model Portfolio Long-Term Growth Fund	0.0%	12.0%	0.0%	3.0%	14.7%	14.6%	11.0%	6.9%	0.0%	5.0%	3.7%	14.2%	2.1%	13.0%
Model Portfolio All-Equity Growth Fund	0.0%	0.0%	0.0%	0.0%	23.0%	17.3%	14.0%	10.3%	0.0%	9.3%	6.3%	17.0%	3.0%	0.0%
Milestone Retirement Income Fund	26.3%	20.6%	10.5%	5.6%	7.4%	7.4%	2.8%	0.4%	3.9%	0.4%	0.4%	6.3%	1.3%	7.0%
Milestone 2010 Fund	19.0%	21.6%	10.1%	5.9%	8.5%	7.1%	4.9%	0.2%	4.7%	0.2%	0.2%	6.9%	1.4%	9.6%
Milestone 2015 Fund	16.7%	19.3%	6.9%	4.8%	9.8%	7.5%	6.2%	0.5%	5.1%	0.5%	0.5%	8.6%	1.8%	12.0%
Milestone 2020 Fund	11.7%	18.7%	4.4%	4.3%	11.8%	9.0%	7.2%	0.6%	6.1%	0.6%	0.6%	10.1%	2.1%	13.0%
Milestone 2025 Fund	7.9%	16.3%	2.0%	4.2%	14.2%	10.1%	8.4%	0.7%	6.9%	0.7%	0.7%	11.5%	2.5%	14.2%
Milestone 2030 Fund	4.0%	13.5%	0.7%	3.5%	16.2%	10.4%	10.3%	0.8%	8.0%	0.8%	0.8%	13.3%	2.9%	15.0%
Milestone 2035 Fund	0.8%	9.7%	0.2%	2.2%	18.9%	11.6%	11.4%	0.9%	9.1%	0.9%	0.9%	15.2%	3.2%	15.0%
Milestone 2040 Fund	0.0%	4.1%	0.0%	1.3%	21.9%	12.4%	12.2%	1.0%	10.0%	1.0%	1.0%	16.7%	3.5%	15.0%
Milestone 2045 Fund	0.0%	0.0%	0.0%	1.0%	24.0%	11.5%	13.9%	1.0%	10.5%	1.0%	1.0%	17.5%	3.8%	15.0%
Milestone 2050 Fund	0.0%	0.0%	0.0%	1.0%	24.0%	11.5%	13.9%	1.0%	10.5%	1.0%	1.0%	17.5%	3.8%	15.0%

Due to rounding, allocations may not add up to 100%.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	Low Duration Bond	Inflation Focused Fund(1)	High Yield Fund	Equity Income
ASSETS:
Investment in securities, at value†	$842,892,575	$528,284,326	$399,632,135	$2,422,114,394
Cash	29,680	107,406	115,939	86,043
Cash denominated in foreign currencies	3,910	14,706	325,237	—
Receivables:
Dividends	2,303	1,485	955	3,432,856
Interest	3,493,515	2,292,310	5,912,132	—
Security lending income	1,263	358	17,509	163,742
Investments sold	1,498,413	7,791,286	1,284,691	81,466,841
Fund shares sold	866,994	98,542	1,774,087	562,497
Recoverable foreign taxes	—	8,067	14,429	108,419
Variation margin on futures contracts	949	129,225	40,396	—
Variation Margin on Centrally Cleared Swaps	—	400,115	—	—
Due from broker—swap agreements collateral	—	746,000	—	—
Swap agreements, at value (Premium $0, $5,737, $0 and $0)	—	99,985	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	17,890	9,429	—
Due from Custodian	—	—	—	403,811

Total Assets	848,789,602	539,991,701	409,126,939	2,508,338,603

LIABILITIES:
Payables:
Investments purchased	10,483,734	5,535,616	3,383,481	113,652,681
Distributions	846,437	—	1,756,021	—
Fund shares redeemed	420,889	244,988	49,391	271,817
Collateral for securities loaned	11,412,350	727,900	24,562,130	101,345,843
Swap agreements, at value (Premium $0, $30,185, $0 and $0)	—	1,893,342	—	—
Written Options, at value (Premium $0, $308,374, $0 and $0)	—	284,423	—	—
Unrealized depreciation on forward foreign currency exchange contracts	26,276	32,026	181,505	—
AccruedExpenses:
Advisory fees	67,780	43,457	62,593	193,103
Subadviser fees	270,957	200,595	338,367	1,757,678
Fund services fees	80,124	48,419	31,298	203,875
Administration fees	11,764	11,764	18,285	11,764
Directors’ fees and expenses	1,617	1,214	765	5,266
Other accrued expenses	145,978	98,221	284,743	311,339

Total Liabilities	23,767,906	9,121,965	30,668,579	217,753,366

NET ASSETS	$825,021,696	$530,869,736	$378,458,360	$2,290,585,237

NET ASSETS REPRESENTED BY:
Paid-in capital	$823,066,271	$538,495,749	$399,020,528	$1,846,703,968
Undistributed net investment income (loss)	(43,397)	135,682	(51,764)	22,956,122
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swap agreements	510,186	(3,310,847)	(6,517,282)	107,512,847
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swap agreements	1,488,636	(4,450,848)	(13,993,122)	313,412,300

NET ASSETS	$825,021,696	$530,869,736	$378,458,360	$2,290,585,237

CAPITAL SHARES:
Net Assets—Investor Shares	$60,901,831	$24,165,927	$—	$50,912,198
Shares Outstanding—Investor Shares	6,041,889	2,280,991	—	5,172,098
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.08	$10.59	$—	$9.84
Net Assets—T Shares	$764,119,865	$506,703,809	$378,458,360	$2,239,673,039
Shares Outstanding—T Shares	75,790,572	47,705,710	39,987,657	227,268,141
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.08	$10.62	$9.46	$9.85
Cost of investments	$841,397,517	$531,125,603	$413,438,034	$2,108,702,210
Cost of cash denominated in foreign currencies	$3,879	$19,482	$330,331	$—

† Includes securities on loan with values of (Note 7):	$11,182,703	$712,220	$24,067,536	$98,457,088
(1)	Formerly Inflation Protected Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
ASSETS:
Investment in securities, at value†	$1,738,379,635	$2,306,808,800	$464,235,284	$1,195,796,611
Cash	660	1,334	—	—
Cash denominated in foreign currencies	148	—	—	—
Receivables:
Dividends	1,894,267	961,144	778,634	609,234
Security lending income	4,350	5,137	3,899	98,806
Investments sold	4,007,547	16,318,752	1,587,725	87,104,094
Fund shares sold	590,835	113,890	184,286	130,556

Total Assets	1,744,877,442	2,324,209,057	466,789,828	1,283,739,301

LIABILITIES:
Payables:
Investments purchased	1,169,142	—	3,517,317	97,913,216
Fund shares redeemed	157,604	877,249	129,773	231,142
Collateral for securities loaned	9,429,975	—	10,789,218	67,680,538
Due to custodian	39,215	—	—	183,363
Accrued Expenses:
Advisory fees	144,946	193,853	37,582	93,583
Subadviser fees	1,248,048	1,619,330	475,367	941,395
Fund services fees	153,177	199,112	39,211	100,819
Administration fees	11,764	11,755	11,764	11,764
Directors’ fees and expenses	3,720	5,016	1,017	2,515
Other accrued expenses	242,773	288,365	81,781	178,645

Total Liabilities	12,600,364	3,194,680	15,083,030	167,336,980

NET ASSETS	$1,732,277,078	$2,321,014,377	$451,706,798	$1,116,402,321

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,215,630,165	$1,610,625,843	$364,995,662	$824,133,156
Undistributed net investment income	11,360,199	6,043,919	2,576,331	8,914,492
Accumulated net realized gain on investments and foreign currency transactions	98,170,183	142,080,617	33,960,494	76,360,969
Net unrealized appreciation on investments and foreign currency transactions	407,116,531	562,263,998	50,174,311	206,993,704

NET ASSETS	$1,732,277,078	$2,321,014,377	$451,706,798	$1,116,402,321

CAPITAL SHARES:
Net Assets—Investor Shares	$39,203,242	$25,286,436	$7,834,868	$34,543,040
Shares Outstanding—Investor Shares	3,009,091	1,800,732	657,045	2,852,597
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$13.03	$14.04	$11.92	$12.11
Net Assets—T Shares	$1,693,073,836	$2,295,727,941	$443,871,930	$1,081,859,281
Shares Outstanding—T Shares	129,799,757	163,372,295	37,174,304	89,174,815
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$13.04	$14.05	$11.94	$12.13
Cost of investments	$1,331,263,105	$1,744,544,802	$414,060,973	$988,802,907
Cost of cash denominated in foreign currencies	$146	$—	$—	$—

† Includes securities on loan with values of (Note 7):	$9,309,450	$—	$10,477,666	$66,624,000

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	Discovery	International	Diversifying Strategies(1)
ASSETS:
Investment in securities, at value†	$321,496,520	$1,640,034,995	$1,121,303,487
Cash	179	—	50,388
Cash denominated in foreign currencies	25	5,614,412	10,453
Receivables:
Dividends	133,062	3,524,068	236,099
Interest	443,160	—	3,883,275
Security lending income	20,362	50,160	—
Investments sold	730,584	601,893	4,711,797
Fund shares sold	24,023	809,635	37,314
Recoverable foreign taxes	—	1,428,175	44,908
Variation margin on futures contracts	577,270	—	1,316,151
Unrealized appreciation on forward foreign currency exchange contracts	—	—	29,674

Total Assets	323,425,185	1,652,063,338	1,131,623,546

LIABILITIES:
Payables:
Investments purchased	2,623,754	1,991,258	7,958,528
Fund shares redeemed	225,475	79,439	461,164
Foreign taxes	—	26,107	—
Collateral for securities loaned	22,133,164	25,821,895	—
Due to custodian	—	143,510	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	333
Accrued Expenses:
Advisory fees	24,993	135,272	93,375
Subadviser fees	323,938	1,933,228	793,707
Fund services fees	26,357	140,745	93,379
Administration fees	6,385	11,764	11,764
Directors’ fees and expenses	607	3,283	2,392
Other accrued expenses	108,995	532,097	262,571

Total Liabilities	25,473,668	30,818,598	9,677,213

NET ASSETS	$297,951,517	$1,621,244,740	$1,121,946,333

NET ASSETS REPRESENTED BY:
Paid-in capital	$260,545,839	$1,456,937,805	$1,070,960,090
Undistributed net investment income	1,499,118	18,797,766	5,005,607
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	22,585,926	(451,039)	39,409,080
Net unrealized appreciation on investments, futures contracts and foreign currency transactions	13,320,634	145,960,208	6,571,556

NET ASSETS	$297,951,517	$1,621,244,740	$1,121,946,333

CAPITAL SHARES:
Net Assets—Investor Shares	$6,550,845	$26,003,343	$—
Shares Outstanding—Investor Shares	627,104	2,395,552	—
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.45	$10.85	$—
Net Assets—T Shares	$291,400,672	$1,595,241,397	$1,121,946,333
Shares Outstanding—T Shares	27,835,959	146,660,399	107,044,757
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.47	$10.88	$10.48
Cost of investments	$306,753,016	$1,493,975,632	$1,111,032,741
Cost of cash denominated in foreign currencies	$26	$5,658,096	$10,230

† Includes securities on loan with values of (Note 7):	$21,150,225	$24,584,301	$—
(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Investment in securities, at value†	$1,841,237,353	$903,266,791	$932,166,805	$831,147,934	$281,051,113
Cash	—	71,589	57,748	—	—
Cash denominated in foreign currencies	—	—	—	—	124,104
Receivables:
Dividends	14,456	1,020,070	1,014,805	850,735	566,173
Interest	9,794,527	—	—	—	—
Security lending income	4,448	3,183	24,292	100,231	14,032
Investments sold	26,718,208	138,582	9,849,084	51,012,805	114,911
Fund shares sold	4,283,710	374,361	437,997	198,062	71,960
Due from investment adviser	68,540	34,496	35,427	30,201	10,989
Recoverable foreign taxes	—	—	—	—	345,293
Variation margin on futures contracts	—	17,053	21,662	36,246	—
Due from Custodian	499,760	—	—	—	—

Total Assets	1,882,621,002	904,926,125	943,607,820	883,376,214	282,298,575

LIABILITIES:
Payables:
Investments purchased	152,700,369	741,990	11,867,388	52,312,312	26,346
Distributions	4,043,540	—	—	—	—
Fund shares redeemed	631,367	902,628	505,691	229,067	388,325
Variation margin on futures contracts	—	—	—	—	3
Collateral for securities loaned	14,109,002	5,203,057	19,587,301	57,069,483	7,924,087
Due to custodian	—	—	—	—	114,071
Accrued Expenses:
Advisory fees	70,120	37,564	38,086	32,242	11,684
Subadviser fees	43,147	22,793	36,399	27,156	29,398
Fund services fees	144,450	83,846	84,616	70,086	25,550
Administration fees	11,764	11,764	11,764	11,764	11,764
Directors’ fees and expenses	3,412	1,580	1,822	1,606	677
Other accrued expenses	333,992	132,748	138,805	108,513	222,269

Total Liabilities	172,091,163	7,137,970	32,271,872	109,862,229	8,754,174

NET ASSETS	$1,710,529,839	$897,788,155	$911,335,948	$773,513,985	$273,544,401

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,707,079,968	$556,156,103	$473,956,786	$526,592,825	$253,325,343
Undistributed net investment income (loss)	(4,526,360)	8,778,604	14,665,571	7,616,883	4,679,635
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(12,330,593)	6,050,370	11,363,727	46,753,178	(4,183,679)
Net unrealized appreciation on investments, futures contracts and foreign currency transactions	20,306,824	326,803,078	411,349,864	192,551,099	19,723,102

NET ASSETS	$1,710,529,839	$897,788,155	$911,335,948	$773,513,985	$273,544,401

CAPITAL SHARES:
Net Assets—Class I	$25,427,124	$52,359,691	$50,793,996	$33,757,733	$13,214,748
Shares Outstanding—Class I	2,504,522	3,223,672	2,882,328	1,620,127	1,082,434
Net Asset Value—Class I offering and redemption price per share (net assets divided by shares outstanding)	$10.15	$16.24	$17.62	$20.84	$12.21
Net Assets—Class II	$12,990,319	$21,185,509	$13,107,622	$15,387,294	$3,549,333
Shares Outstanding—Class II	1,270,814	1,388,199	795,468	789,859	312,050
Net Asset Value—Class II offering and redemption price per share (net assets divided by shares outstanding)	$10.22	$15.26	$16.48	$19.48	$11.37
Net Assets—T Shares	$1,672,112,396	$824,242,955	$847,434,330	$724,368,958	$256,780,320
Shares Outstanding—T Shares	164,763,231	50,637,106	48,013,351	34,705,113	21,004,316
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.15	$16.28	$17.65	$20.87	$12.23
Cost of investments	$1,820,930,529	$576,283,605	$520,656,371	$638,444,013	$261,186,271
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$124,338

† Includes securities on loan with values of (Note 7):	$13,835,522	$5,108,428	$19,137,559	$55,661,249	$7,512,075

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	Model Portfolio Funds
	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Investment in securities, at value	$5,701,751	$27,527,702	$46,978,801	$28,992,430
Investments in securities of affiliated Mutual Funds, at value(a)	651,213,918	1,700,865,481	2,213,732,020	930,890,351
Receivables:
Dividends	791,542	1,474,606	1,390,236	265,213
Investments sold	—	798,804	303,978	669,941
Fund shares sold	164,965	8,108	422	4,875

Total Assets	657,872,176	1,730,674,701	2,262,405,457	960,822,810

LIABILITIES:
Payables:
Investments purchased	947,701	1,613,246	1,685,283	311,768
Fund shares redeemed	28,582	806,912	304,400	674,816
Accrued Expenses:
Advisory fees	53,082	127,454	163,233	76,653
Fund services fees	21,187	30,424	23,849	11,452
Administration fees	9,482	9,482	9,482	9,482
Directors’ fees and expenses	1,469	3,762	4,923	2,073
Other accrued expenses	95,535	205,142	225,315	123,890

Total Liabilities	1,157,038	2,796,422	2,416,485	1,210,134

NET ASSETS	$656,715,138	$1,727,878,279	$2,259,988,972	$959,612,676

NET ASSETS REPRESENTED BY:
Paid-in capital	$604,124,440	$1,461,548,529	$1,816,193,088	$740,131,725
Undistributed net investment income (loss)	3,698,535	6,032,565	4,613,974	(342,072)
Accumulated net realized gain on investments	17,901,470	66,586,011	148,322,441	74,321,815
Net unrealized appreciation on investments	30,990,693	193,711,174	290,859,469	145,501,208

NET ASSETS	$656,715,138	$1,727,878,279	$2,259,988,972	$959,612,676

CAPITAL SHARES:
Net Assets—Investor M Shares	$102,167,339	$146,725,539	$114,860,691	$54,882,135
Shares Outstanding—Investor M Shares	4,034,709	5,661,813	4,446,397	2,065,296
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$25.32	$25.91	$25.83	$26.57
Net Assets—TM Shares	$554,547,799	$1,581,152,740	$2,145,128,281	$904,730,541
Shares Outstanding—TM Shares	21,866,521	60,917,496	82,908,366	33,990,062
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$25.36	$25.96	$25.87	$26.62
Cost of investments	$5,826,672	$28,103,348	$48,313,711	$29,489,559
Cost of securities of affiliated Mutual Funds	$620,098,304	$1,506,578,661	$1,921,537,641	$784,892,014

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Investment in securities, at value	$4,018,814	$3,695,260	$9,700,545	$16,233,971	$17,467,954
Investments in securities of affiliated Mutual Funds, at value(a)	326,215,516	280,304,090	561,315,778	775,983,828	672,619,085
Receivables:
Dividends	376,877	315,519	580,579	756,923	616,945
Investments sold	—	158,887	—	708,534	—
Fund shares sold	201,874	1,413	386,312	16,137	451,549

Total Assets	330,813,081	284,475,169	571,983,214	793,699,393	691,155,533

LIABILITIES:
Payables:
Investments purchased	492,877	334,758	522,813	986,485	1,135,240
Fund shares redeemed	14,414	160,300	345,492	754,071	157,566
Accrued Expenses:
Advisory fees	27,283	23,615	47,580	65,588	57,211
Fund services fees	18,234	14,684	23,428	26,494	23,969
Administration fees	9,482	9,482	9,482	9,482	9,482
Directors’ fees and expenses	729	645	1,255	1,554	1,303
Other accrued expenses	49,572	47,148	64,924	77,135	67,369

Total Liabilities	612,591	590,632	1,014,974	1,920,809	1,452,140

NET ASSETS	$330,200,490	$283,884,537	$570,968,240	$791,778,584	$689,703,393

NET ASSETS REPRESENTED BY:
Paid-in capital	$319,198,219	$266,629,816	$528,001,357	$718,134,527	$615,569,858
Undistributed net investment income	1,630,700	1,354,493	2,387,065	2,906,042	2,147,411
Accumulated net realized gain on investments	8,533,518	9,685,688	17,611,446	26,933,876	26,011,577
Net unrealized appreciation on investments	838,053	6,214,540	22,968,372	43,804,139	45,974,547

NET ASSETS	$330,200,490	$283,884,537	$570,968,240	$791,778,584	$689,703,393

CAPITAL SHARES:
Net Assets—Investor M Shares	$88,237,955	$70,860,142	$113,619,922	$128,240,216	$115,215,655
Shares Outstanding—Investor M Shares	8,210,108	6,514,609	10,043,731	10,743,760	9,438,710
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.75	$10.88	$11.31	$11.94	$12.21
Net Assets—TM Shares	$241,962,535	$213,024,395	$457,348,318	$663,538,368	$574,487,738
Shares Outstanding—TM Shares	22,481,929	19,557,411	40,373,675	55,500,923	46,978,293
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.76	$10.89	$11.33	$11.96	$12.23
Cost of investments	$4,094,603	$3,758,769	$9,900,150	$16,517,850	$17,649,537
Cost of securities of affiliated Mutual Funds	$325,301,674	$274,026,041	$538,147,801	$731,895,810	$626,462,955

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
ASSETS:
Investment in securities, at value	$17,231,962	$13,180,419	$13,551,953	$6,154,312	$2,241,396
Investments in securities of affiliated Mutual Funds, at value(a)	564,673,834	385,721,240	367,588,943	152,237,257	54,846,066
Receivables:
Dividends	459,413	256,685	182,961	61,603	22,044
Investments sold	—	949	—	—	—
Fund shares sold	498,638	126,501	141,696	216,146	54,761

Total Assets	582,863,847	399,285,794	381,465,553	158,669,318	57,164,267

LIABILITIES:
Payables:
Investments purchased	1,255,558	506,482	448,094	407,566	150,377
Fund shares redeemed	—	35,057	12,935	—	—
Accrued Expenses:
Advisory fees	48,091	33,089	31,742	13,078	4,664
Fund services fees	21,805	16,095	14,644	7,884	2,967
Administration fees	9,482	9,482	9,482	9,982	11,052
Directors’ fees and expenses	1,072	744	721	261	73
Other accrued expenses	66,193	49,215	49,045	38,301	32,130

Total Liabilities	1,402,201	650,164	566,663	477,072	201,263

NET ASSETS	$581,461,646	$398,635,630	$380,898,890	$158,192,246	$56,963,004

NET ASSETS REPRESENTED BY:
Paid-in capital	$513,690,994	$346,749,199	$325,784,942	$141,720,464	$54,538,207
Undistributed net investment income (loss)	1,352,921	540,954	137,229	(67,349)	(47,776)
Accumulated net realized gain on investments	24,343,743	20,308,422	22,355,986	10,146,260	3,182,161
Net unrealized appreciation (depreciation) on investments	42,073,988	31,037,055	32,620,733	6,392,871	(709,588)

NET ASSETS	$581,461,646	$398,635,630	$380,898,890	$158,192,246	$56,963,004

CAPITAL SHARES:
Net Assets—Investor M Shares	$105,784,942	$78,065,693	$70,444,569	$38,055,546	$14,441,035
Shares Outstanding—Investor M Shares	8,431,247	6,126,029	5,450,086	2,640,499	1,124,963
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$12.55	$12.74	$12.93	$14.41	$12.84
Net Assets—TM Shares	$475,676,704	$320,569,937	$310,454,321	$120,136,700	$42,521,969
Shares Outstanding—TM Shares	37,839,085	25,112,275	23,973,908	8,318,920	3,304,966
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$12.57	$12.77	$12.95	$14.44	$12.87
Cost of investments	$17,454,829	$13,370,196	$13,744,678	$6,214,368	$2,276,832
Cost of securities of affiliated Mutual Funds	$522,376,979	$354,494,408	$334,775,485	$145,784,330	$55,520,218

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to June 30, 2015 (Unaudited)

	Low Duration Bond	Inflation Focused Fund(1)	High Yield Fund	Equity Income
INVESTMENT INCOME:
Dividends	$16,851	$13,313	$64,496	$27,823,902
Interest	6,356,181	1,243,926	11,034,955	—
Security lending income	22,442	501	119,194	878,923
Foreign taxes withheld on dividends	—	—	—	(194,118)

Total investment income	6,395,474	1,257,740	11,218,645	28,508,707

EXPENSES:
Advisory (Note 4)	406,310	264,920	522,639	1,173,003
Subadviser	520,073	402,729	653,298	3,564,979
Fund services Investor Shares	104,900	43,148	—	93,506
Fund services T Shares	376,352	252,601	186,662	1,146,330
Custodian	65,329	23,165	44,569	40,915
Administration	8,932	8,932	13,784	8,932
Fund accounting	4,847	4,448	11,760	36,200
Legal	31,651	53,073	61,953	92,082
Audit	14,883	14,883	15,974	14,882
Directors	4,587	3,470	2,181	15,026
State license fees and memberships	15,648	13,840	6,977	35,757
Other expenses	41,014	6,281	52,945	71,927

Total expenses	1,594,526	1,091,490	1,572,742	6,293,539
Less waivers (Note 4)	—	—	(51,076)	(45,926)

Net Expenses	1,594,526	1,091,490	1,521,666	6,247,613

NET INVESTMENT INCOME	4,800,948	166,250	9,696,979	22,261,094

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	660,582	5,760,185	(5,267,098)	89,080,302
Forward contracts and foreign currency transactions	22,661	22,938	1,377,275	(7,410)
Futures contracts	39,192	172,124	(226,276)	—
Written options	—	(55,244)	—	—
Swap agreements	—	(93,830)	—	—

Net realized gain (loss)	722,435	5,806,173	(4,116,099)	89,072,892

Net change in unrealized appreciation (depreciation) on:
Investments	543,619	(5,469,908)	4,090,616	(132,079,956)
Forward contracts and foreign currency transactions	(32,849)	(14,408)	(548,000)	8,047
Futures contracts	42,806	1,102,679	70,310	—
Written options	—	(3,813)	—	—
Swap agreements	—	482,298	—	—

Net change in unrealized appreciation (depreciation)	553,576	(3,903,152)	3,612,926	(132,071,909)

NET GAIN (LOSS)	1,276,011	1,903,021	(503,173)	(42,999,017)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,076,959	$2,069,271	$9,193,806	$(20,737,923)

(1)	Formerly Inflation Protected Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to June 30, 2015 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
INVESTMENT INCOME:
Dividends	$15,819,352	$11,994,951	$3,747,172	$6,149,277
Security lending income	108,591	26,181	35,174	610,781
Foreign taxes withheld on dividends	(131,686)	(53,066)	(14,398)	(47,584)

Total investment income	15,796,257	11,968,066	3,767,948	6,712,474

EXPENSES:
Advisory (Note 4)	866,064	1,163,201	224,972	559,685
Subadviser	2,544,105	3,459,112	1,080,934	1,931,370
Fund services Investor Shares	67,587	42,953	14,221	59,716
Fund services T Shares	846,785	1,150,971	220,918	542,642
Custodian	37,536	33,162	4,451	30,053
Administration	8,932	8,932	8,932	8,932
Fund accounting	25,159	20,455	4,738	19,005
Legal	73,862	86,630	20,351	50,279
Audit	14,883	14,881	14,883	14,883
Directors	10,602	14,286	2,906	7,184
State license fees and memberships	20,860	24,772	12,623	34,711
Other expenses	46,325	56,078	12,492	25,073

Total expenses	4,562,700	6,075,433	1,622,421	3,283,533
Less waivers (Note 4)	(32,495)	(75,432)	(63,698)	—

Net Expenses	4,530,205	6,000,001	1,558,723	3,283,533

NET INVESTMENT INCOME	11,266,052	5,968,065	2,209,225	3,428,941

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	88,773,146	127,541,859	22,904,691	59,373,477
Forward contracts and foreign currency transactions	(3,053)	—	—	368

Net realized gain	88,770,093	127,541,859	22,904,691	59,373,845

Net change in unrealized appreciation (depreciation) on:
Investments	(57,743,659)	(47,769,520)	(21,984,943)	(4,668,981)
Forward contracts and foreign currency transactions	24	—	—	(1)

Net change in unrealized depreciation	(57,743,635)	(47,769,520)	(21,984,943)	(4,668,982)

NET GAIN	31,026,458	79,772,339	919,748	54,704,863

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,292,510	$85,740,404	$3,128,973	$58,133,804

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to June 30, 2015 (Unaudited)

	Discovery	International	Diversifying Strategies(1)
INVESTMENT INCOME:
Dividends	$987,537	$28,561,195	$1,597,329
Interest	915,484	—	8,714,858
Security lending income	206,648	394,326	—
Foreign taxes withheld on dividends	(16,276)	(2,506,056)	—

Total investment income	2,093,393	26,449,465	10,312,187

EXPENSES:
Advisory (Note 4)	148,993	796,953	555,250
Subadviser	648,216	3,753,680	1,382,585
Fund services Investor Shares	10,716	45,428	—
Fund services T Shares	145,938	784,002	555,271
Custodian	41,950	194,638	104,074
Administration	3,280	8,932	8,932
Fund accounting	14,118	25,883	25,159
Legal	12,040	65,039	47,595
Audit	14,883	14,882	14,883
Directors	1,727	9,348	6,824
State license fees and memberships	11,597	19,565	12,179
Other expenses	10,685	63,882	30,861

Total expenses	1,064,143	5,782,232	2,743,613

NET INVESTMENT INCOME	1,029,250	20,667,233	7,568,574

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	9,068,829	5,274,940	12,668,385
Forward contracts and foreign currency transactions	(214)	(404,981)	361,949
Futures contracts	13,191,454	—	31,024,613

Net realized gain	22,260,069	4,869,959	44,054,947

Net change in unrealized appreciation (depreciation) on:
Investments	(4,980,720)	49,570,530 (a)	392,191
Forward contracts and foreign currency transactions	(74)	55,794	(37,193)
Futures contracts	(5,713,442)	—	(14,243,740)

Net change in unrealized appreciation (depreciation)	(10,694,236)	49,626,324	(13,888,742)

NET GAIN	11,565,833	54,496,283	30,166,205

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,595,083	$75,163,516	$37,734,779

(1)	Formerly Diversified Assets Fund.
(a)	Net of decrease in deferred foreign tax of $15,089.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to June 30, 2015 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$73,858	$8,940,479	$8,765,822	$5,563,604	$6,257,755
Interest	19,807,538	341	193	181	24
Security lending income	33,838	28,147	163,028	633,864	115,206
Foreign taxes withheld on dividends	—	(1,274)	(2,688)	(2,805)	(507,707)

Total investment income	19,915,234	8,967,693	8,926,355	6,194,844	5,865,278

EXPENSES:
Advisory (Note 4)	423,952	219,731	226,660	187,999	72,759
Subadviser	84,782	43,938	60,211	52,482	58,569
Fund services Class I	36,908	75,944	72,762	48,702	18,639
Fund services Class II	6,422	10,461	6,507	7,523	1,740
Fund services T Shares	829,178	403,687	422,559	352,241	137,567
Custodian	122,802	12,469	37,484	29,677	61,299
Administration	8,932	8,932	8,932	8,932	8,932
Fund accounting	39,874	7,647	13,162	7,904	7,647
Legal	66,879	30,668	35,942	31,853	13,432
Audit	14,899	14,899	14,899	14,899	14,900
Directors	9,689	4,472	5,184	4,577	1,931
State license fees and memberships	24,486	79,174	22,553	31,956	24,704
Other expenses	79,626	31,202	23,821	20,009	31,035

Total expenses	1,748,429	943,224	950,676	798,754	453,154
Less waivers (Note 4)	(414,589)	(201,843)	(211,280)	(176,121)	(68,784)

Net Expenses	1,333,840	741,381	739,396	622,633	384,370

NET INVESTMENT INCOME	18,581,394	8,226,312	8,186,959	5,572,211	5,480,908

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	4,680,629	8,674,743	12,716,916	38,222,022	631,996
Forward contracts and foreign currency transactions	—	—	—	—	(49,365)
Futures contracts	—	686,728	559,433	482,361	370,835

Net realized gain	4,680,629	9,361,471	13,276,349	38,704,383	953,466

Net change in unrealized appreciation (depreciation) on:
Investments	(26,095,192)	(7,135,589)	(3,692,975)	(9,527,190)	12,525,881
Forward contracts and foreign currency transactions	—	—	—	—	18,433
Futures contracts	—	(342,544)	(330,557)	(134,981)	(115,239)

Net change in unrealized appreciation (depreciation)	(26,095,192)	(7,478,133)	(4,023,532)	(9,662,171)	12,429,075

NET GAIN (LOSS)	(21,414,563)	1,883,338	9,252,817	29,042,212	13,382,541

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,833,169)	$10,109,650	$17,439,776	$34,614,423	$18,863,449

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to June 30, 2015 (Unaudited)

	Model Portfolio Funds
	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME:
Dividend income from affiliated Mutual Funds(a)	$4,199,747	$6,857,945	$5,375,664	$—
Dividend income from non-affiliates	61,616	298,009	507,170	315,332

Total investment income	4,261,363	7,155,954	5,882,834	315,332

EXPENSES:
Advisory (Note 4)	323,702	767,154	981,966	459,187
Fund services Investor M Shares	132,950	178,712	147,716	68,284
Custodian	1,086	1,086	1,086	1,086
Administration	7,077	7,077	7,077	7,077
Fund accounting	16,833	39,820	12,797	17,738
Legal	29,122	74,684	81,080	41,074
Audit	10,893	10,893	10,893	10,893
Directors	4,186	10,724	14,026	5,901
State license fees and memberships	14,348	21,060	24,338	16,040
Other expenses	22,629	51,977	67,165	30,124

Total expenses	562,826	1,163,187	1,348,144	657,404

NET INVESTMENT INCOME (LOSS)	3,698,537	5,992,767	4,534,690	(342,072)

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(14,165)	(104,229)	(249,408)	(254,912)
Investments with affiliates	6,459,187	7,704,841	15,798,844	4,115,799

Net realized gain	6,445,022	7,600,612	15,549,436	3,860,887

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	156,409	816,229	1,363,067	906,210
Investments with affiliates	(685,530)	19,077,258	30,494,750	18,635,501

Net change in unrealized appreciation (depreciation) on investments	(529,121)	19,893,487	31,857,817	19,541,711

NET GAIN	5,915,901	27,494,099	47,407,253	23,402,598

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,614,438	$33,486,866	$51,941,943	$23,060,526

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to June 30, 2015 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME:
Dividend income from affiliated Mutual Funds(a)	$1,925,183	$1,609,314	$2,793,309	$3,386,234	$2,535,824
Dividend income from non-affiliates	44,516	39,929	107,588	171,642	185,233

Total investment income	1,969,699	1,649,243	2,900,897	3,557,876	2,721,057

EXPENSES:
Advisory (Note 4)	165,488	144,166	288,677	387,716	335,761
Fund services Investor M Shares	110,401	90,276	142,236	156,388	139,666
Custodian	1,452	1,180	1,135	1,729	1,732
Administration	7,077	7,077	7,077	7,077	7,077
Fund accounting	5,841	5,841	—	4,232	5,493
Legal	14,448	12,804	24,868	30,628	25,627
Audit	10,893	10,893	10,893	10,893	10,893
Directors	2,077	1,836	3,576	4,419	3,706
State license fees and memberships	11,118	11,574	14,284	15,354	13,567
Other expenses	10,204	9,103	21,086	33,397	30,124

Total expenses	338,999	294,750	513,832	651,833	573,646

NET INVESTMENT INCOME	1,630,700	1,354,493	2,387,065	2,906,043	2,147,411

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(19,409)	(16,309)	(90,940)	(100,480)	(152,720)
Investments with affiliates	1,281,637	2,052,274	5,161,664	5,031,260	3,442,967

Net realized gain	1,262,228	2,035,965	5,070,724	4,930,780	3,290,247

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	130,414	113,890	340,337	476,981	539,069
Investments with affiliates	1,321,092	729,935	2,033,036	5,698,605	7,197,367

Net change in unrealized appreciation on investments	1,451,506	843,825	2,373,373	6,175,586	7,736,436

NET GAIN	2,713,734	2,879,790	7,444,097	11,106,366	11,026,683

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,344,434	$4,234,283	$9,831,162	$14,012,409	$13,174,094

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to June 30, 2015 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
INVESTMENT INCOME:
Dividend income from affiliated Mutual Funds(a)	$1,673,002	$761,214	$336,511	$39,351	$13,459
Dividend income from non-affiliates	179,996	139,763	144,013	63,943	22,677

Total investment income	1,852,998	900,977	480,524	103,294	36,136

EXPENSES:
Advisory (Note 4)	280,105	194,014	186,024	75,087	25,456
Fund services Investor M Shares	126,355	93,384	85,829	45,074	16,260
Custodian	1,720	1,676	1,681	1,584	1,810
Administration	7,077	7,077	7,077	7,437	6,478
Fund accounting	10,570	5,841	5,841	5,989	5,008
Legal	21,059	14,578	14,162	5,095	1,395
Audit	10,893	10,893	10,893	10,893	10,893
Directors	3,044	2,112	2,047	739	205
State license fees and memberships	12,618	11,813	11,757	10,619	12,965
Other expenses	26,635	18,636	17,984	8,126	3,442

Total expenses	500,076	360,024	343,295	170,643	83,912

NET INVESTMENT INCOME (LOSS)	1,352,922	540,953	137,229	(67,349)	(47,776)

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(135,299)	(100,816)	(80,061)	(15,572)	1,612
Investments with affiliates	3,350,957	3,041,484	3,938,033	987,599	286,692

Net realized gain	3,215,658	2,940,668	3,857,972	972,027	288,304

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	465,501	370,567	359,433	131,161	29,695
Investments with affiliates	6,881,237	5,069,120	4,692,917	2,599,628	854,545

Net change in unrealized appreciation on investments	7,346,738	5,439,687	5,052,350	2,730,789	884,240

NET GAIN	10,562,396	8,380,355	8,910,322	3,702,816	1,172,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,915,318	$8,921,308	$9,047,551	$3,635,467	$1,124,768

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Low Duration Bond		Inflation Focused Fund(1)
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,800,948	$8,752,116	$166,250	$7,231,993
Net realized gain (loss)	722,435	1,721,127	5,806,173	(380,361)
Net change in unrealized appreciation (depreciation)	553,576	(3,933,552)	(3,903,152)	9,566,416

Net increase in net assets resulting from operations	6,076,959	6,539,691	2,069,271	16,418,048

Distributions to shareholders from:
Net investment income—Investor Shares	(285,037)	(517,424)	—	(387,582)
Net investment income—T Shares	(4,521,828)	(8,289,473)	—	(8,342,141)
Net realized gain—Investor Shares	—	(175,848)	—	(66,255)
Net realized gain—T Shares	—	(2,127,626)	—	(1,316,175)

Total distributions	(4,806,865)	(11,110,371)	—	(10,112,153)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	2,472,379	22,324,799	1,773,743	3,220,170
Proceeds from sale of shares—T Shares	39,265,602	225,659,304	27,311,314	130,810,302
Reinvestment of distributions—Investor Shares	285,037	693,272	—	453,837
Reinvestment of distributions—T Shares	4,521,828	10,417,099	—	9,658,316
Value of shares redeemed—Investor Shares	(3,074,928)	(9,254,046)	(2,578,460)	(7,439,397)
Value of shares redeemed—T Shares	(17,610,784)	(49,633,621)	(22,367,937)	(201,165,860)

Net increase (decrease) from capital share transactions	25,859,134	200,206,807	4,138,660	(64,462,632)

Total increase (decrease) in net assets	27,129,228	195,636,127	6,207,931	(58,156,737)

NET ASSETS at beginning of period	797,892,468	602,256,341	524,661,805	582,818,542

NET ASSETS at end of period	$825,021,696	$797,892,468	$530,869,736	$524,661,805

Accumulated net investment income (loss) included in net assets at end of period	$(43,397)	$(37,480)	$135,682	$(30,568)

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	244,876	2,202,204	166,083	297,947
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	28,213	68,570	—	41,800
Number of shares redeemed—Investor Shares	(304,391)	(913,208)	(241,358)	(694,041)

Net increase (decrease) in shares outstanding—Investor Shares	(31,302)	1,357,566	(75,275)	(354,294)

Number of shares sold—T Shares	3,597,864	22,245,686	2,554,855	12,112,802
Number of shares issued through reinvestment of dividends and distributions—T Shares	737,114	1,029,637	—	889,650
Number of shares redeemed—T Shares	(1,744,108)	(4,893,342)	(2,089,094)	(18,573,927)

Net increase (decrease) in shares outstanding—T Shares	2,590,870	18,381,981	465,761	(5,571,475)

(1)	Formerly Inflation Protected Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	High Yield Fund		Equity Income
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Period from May 1, 2014* to December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,696,979	$9,378,783	$22,261,094	$40,258,127
Net realized gain (loss)	(4,116,099)	(2,083,183)	89,072,892	401,484,340
Net change in unrealized appreciation (depreciation)	3,612,926	(17,606,048)	(132,071,909)	(248,007,402)

Net increase (decrease) in net assets resulting from operations	9,193,806	(10,310,448)	(20,737,923)	193,735,065

Distributions to shareholders from:
Net investment income—Investor Shares	—	—	—	(820,419)
Net investment income—T Shares	(9,642,583)	(9,802,943)	—	(40,860,125)
Net realized gain—Investor Shares	—	—	—	(8,634,805)
Net realized gain—T Shares	—	—	—	(363,285,274)

Total distributions	(9,642,583)	(9,802,943)	—	(413,600,623)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	—	—	1,012,379	4,816,993
Proceeds from sale of shares—T Shares	15,395,293	380,494,068	61,763,208	244,967,389
Reinvestment of distributions—Investor Shares	—	—	—	9,346,332
Reinvestment of distributions—T Shares	9,642,583	9,802,943	—	404,145,399
Value of shares redeemed—Investor Shares	—	—	(4,549,305)	(15,106,936)
Value of shares redeemed—T Shares	(8,269,676)	(8,044,683)	(121,730,932)	(540,918,163)

Net increase (decrease) from capital share transactions	16,768,200	382,252,328	(63,504,650)	107,251,014

Total increase (decrease) in net assets	16,319,423	362,138,937	(84,242,573)	(112,614,544)

NET ASSETS at beginning of period	362,138,937	—	2,374,827,810	2,487,442,354

NET ASSETS at end of period	$378,458,360	$362,138,937	$2,290,585,237	$2,374,827,810

Accumulated net investment income (loss) included in net assets at end of period	$(51,764)	$(106,160)	$22,956,122	$695,028

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	—	—	101,097	420,557
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	—	—	936,506
Number of shares redeemed—Investor Shares	—	—	(452,416)	(1,294,022)

Net increase (decrease) in shares outstanding—Investor Shares	—	—	(351,319)	63,041

Number of shares sold—T Shares	1,610,314	38,046,736	6,193,162	21,501,911
Number of shares issued through reinvestment of dividends and distributions—T Shares	1,007,256	1,002,998	—	40,495,531
Number of shares redeemed—T Shares	(860,281)	(819,366)	(12,115,270)	(47,383,766)

Net increase (decrease) in shares outstanding—T Shares	1,757,289	38,230,368	(5,922,108)	14,613,676

*	Commencement of operations

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth & Income		Growth
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$11,266,052	$24,813,245	$5,968,065	$9,389,846
Net realized gain	88,770,093	203,560,502	127,541,859	261,131,110
Net change in unrealized depreciation	(57,743,635)	(52,211,164)	(47,769,520)	(48,951,875)

Net increase in net assets resulting from operations	42,292,510	176,162,583	85,740,404	221,569,081

Distributions to shareholders from:
Net investment income—Investor Shares	—	(471,226)	—	(54,011)
Net investment income—T Shares	—	(26,151,419)	—	(12,612,689)
Net realized gain—Investor Shares	—	(4,333,419)	—	(654,616)
Net realized gain—T Shares	—	(198,226,748)	—	(63,407,955)

Total distributions	—	(229,182,812)	—	(76,729,271)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	3,417,100	5,241,662	1,497,062	1,974,137
Proceeds from sale of shares—T Shares	51,073,256	224,039,742	38,598,094	106,099,073
Reinvestment of distributions—Investor Shares	—	4,799,820	—	708,627
Reinvestment of distributions—T Shares	—	224,378,167	—	76,020,644
Value of shares redeemed—Investor Shares	(2,084,431)	(12,327,086)	(677,900)	(12,301,146)
Value of shares redeemed—T Shares	(84,776,417)	(406,823,052)	(117,190,941)	(329,773,217)

Net increase (decrease) from capital share transactions	(32,370,492)	39,309,253	(77,773,685)	(157,271,882)

Total increase (decrease) in net assets	9,922,018	(13,710,976)	7,966,719	(12,432,072)

NET ASSETS at beginning of period	1,722,355,060	1,736,066,036	2,313,047,658	2,325,479,730

NET ASSETS at end of period	$1,732,277,078	$1,722,355,060	$2,321,014,377	$2,313,047,658

Accumulated net investment income included in net assets at end of period	$11,360,199	$94,147	$6,043,919	$75,854

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	262,278	382,693	107,603	151,497
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	374,693	—	51,914
Number of shares redeemed—Investor Shares	(159,295)	(873,747)	(48,744)	(914,030)

Net increase (decrease) in shares outstanding—Investor Shares	102,983	(116,361)	58,859	(710,619)

Number of shares sold—T Shares	3,922,666	16,354,505	2,787,587	8,262,721
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	17,515,860	—	5,573,361
Number of shares redeemed—T Shares	(6,490,225)	(29,813,560)	(8,383,977)	(25,386,787)

Net increase (decrease) in shares outstanding—T Shares	(2,567,559)	4,056,805	(5,596,390)	(11,550,705)

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Select Value		Aggressive Opportunities
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,209,225	$6,019,559	$3,428,941	$5,510,678
Net realized gain	22,904,691	63,920,784	59,373,845	158,189,919
Net change in unrealized depreciation	(21,984,943)	(32,655,980)	(4,668,982)	(106,899,354)

Net increase in net assets resulting from operations	3,128,973	37,284,363	58,133,804	56,801,243

Distributions to shareholders from:
Net investment income—Investor Shares	—	(85,104)	—	—
Net investment income—T Shares	—	(5,727,626)	—	(2,251,679)
Net realized gain—Investor Shares	—	(1,146,087)	—	(4,926,216)
Net realized gain—T Shares	—	(60,566,966)	—	(158,932,923)

Total distributions	—	(67,525,783)	—	(166,110,818)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	661,081	1,820,495	3,815,183	3,335,896
Proceeds from sale of shares—T Shares	23,947,055	68,584,217	17,523,961	74,333,241
Reinvestment of distributions—Investor Shares	—	1,231,191	—	4,894,384
Reinvestment of distributions—T Shares	—	66,294,592	—	161,184,602
Value of shares redeemed—Investor Shares	(1,204,779)	(3,315,794)	(3,881,129)	(4,516,382)
Value of shares redeemed—T Shares	(29,371,181)	(126,563,191)	(63,365,207)	(268,462,058)

Net increase (decrease) from capital share transactions	(5,967,824)	8,051,510	(45,907,192)	(29,230,317)

Total increase (decrease) in net assets	(2,838,851)	(22,189,910)	12,226,612	(138,539,892)

NET ASSETS at beginning of period	454,545,649	476,735,559	1,104,175,709	1,242,715,601

NET ASSETS at end of period	$451,706,798	$454,545,649	$1,116,402,321	$1,104,175,709

Accumulated net investment income included in net assets at end of period	$2,576,331	$367,106	$8,914,492	$5,485,551

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	54,691	139,730	312,097	256,980
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	103,986	—	424,123
Number of shares redeemed—Investor Shares	(99,643)	(250,619)	(320,832)	(350,328)

Net increase (decrease) in shares outstanding—Investor Shares	(44,952)	(6,903)	(8,735)	330,775

Number of shares sold—T Shares	1,984,608	5,268,863	1,451,500	5,768,524
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	5,599,205	—	13,967,470
Number of shares redeemed—T Shares	(2,432,678)	(9,576,653)	(5,266,188)	(20,912,573)

Net increase (decrease) in shares outstanding—T Shares	(448,070)	1,291,415	(3,814,688)	(1,176,579)

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Discovery		International
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,029,250	$2,401,103	$20,667,233	$37,674,215
Net realized gain	22,260,069	26,909,902	4,869,959	67,220,775
Net change in unrealized appreciation (depreciation)	(10,694,236)	(11,845,019)	49,626,324	(145,187,701)

Net increase (decrease) in net assets resulting from operations	12,595,083	17,465,986	75,163,516	(40,292,711)

Distributions to shareholders from:
Net investment income—Investor Shares	—	(33,955)	—	(847,023)
Net investment income—T Shares	—	(1,966,387)	—	(53,317,861)
Net realized gain—Investor Shares	—	(815,141)	—	(110,835)
Net realized gain—T Shares	—	(34,333,271)	—	(6,630,935)

Total distributions	—	(37,148,754)	—	(60,906,654)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	2,346,668	5,540,282	2,105,208	11,894,255
Proceeds from sale of shares—T Shares	21,104,434	87,311,145	102,696,139	277,833,649
Reinvestment of distributions—Investor Shares	—	849,096	—	957,858
Reinvestment of distributions—T Shares	—	36,299,658	—	59,948,796
Value of shares redeemed—Investor Shares	(2,446,890)	(3,256,085)	(2,363,009)	(2,287,120)
Value of shares redeemed—T Shares	(28,207,899)	(93,351,184)	(74,589,014)	(164,351,608)

Net increase (decrease) from capital share transactions	(7,203,687)	33,392,912	27,849,324	183,995,830

Total increase in net assets	5,391,396	13,710,144	103,012,840	82,796,465

NET ASSETS at beginning of period	292,560,121	278,849,977	1,518,231,900	1,435,435,435

NET ASSETS at end of period	$297,951,517	$292,560,121	$1,621,244,740	$1,518,231,900

Accumulated net investment income (loss) included in net assets at end of period	$1,499,118	$469,868	$18,797,766	$(1,869,467)

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	227,896	509,860	193,613	1,049,102
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	85,767	—	91,749
Number of shares redeemed—Investor Shares	(239,962)	(301,173)	(218,037)	(203,947)

Net increase (decrease) in shares outstanding—Investor Shares	(12,066)	294,454	(24,424)	936,904

Number of shares sold—T Shares	2,099,641	8,091,291	9,384,012	24,670,625
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	3,662,932	—	5,742,222
Number of shares redeemed—T Shares	(2,729,250)	(8,620,332)	(6,785,351)	(14,340,291)

Net increase (decrease) in shares outstanding—T Shares	(629,609)	3,133,891	2,598,661	16,072,556

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Diversifying Strategies(1)		Core Bond Index
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$7,568,574	$13,453,986	$18,581,394	$34,310,824
Net realized gain	44,054,947	45,036,598	4,680,629	14,213,184
Net change in unrealized appreciation (depreciation)	(13,888,742)	(18,944,694)	(26,095,192)	36,237,737

Net increase (decrease) in net assets resulting from operations	37,734,779	39,545,890	(2,833,169)	84,761,745

Distributions to shareholders from:
Net investment income—Class I	—	—	(306,106)	(544,019)
Net investment income—Class II	—	—	(169,796)	(544,667)
Net investment income—T Shares	—	(23,586,169)	(22,535,509)	(40,650,554)
Net realized gain—T Shares	—	(46,251,344)	—	—

Total distributions	—	(69,837,513)	(23,011,411)	(41,739,240)

Capital share transactions:
Proceeds from sale of shares—Class I	—	—	4,662,405	5,647,559
Proceeds from sale of shares—Class II	—	—	766,305	1,879,808
Proceeds from sale of shares—T Shares	28,558,861	235,173,400	89,587,814	504,565,112
Reinvestment of distributions—Class I	—	—	306,106	544,019
Reinvestment of distributions—Class II	—	—	169,796	544,667
Reinvestment of distributions—T Shares	—	69,837,513	22,535,509	40,650,554
Value of shares redeemed—Class I	—	—	(2,286,964)	(5,749,889)
Value of shares redeemed—Class II	—	—	(383,276)	(17,062,487)
Value of shares redeemed—T Shares	(41,029,890)	(271,626,079)	(63,792,211)	(168,777,771)

Net increase (decrease) from capital share transactions	(12,471,029)	33,384,834	51,565,484	362,241,572

Total increase in net assets	25,263,750	3,093,211	25,720,904	405,264,077

NET ASSETS at beginning of period	1,096,682,583	1,093,589,372	1,684,808,935	1,279,544,858

NET ASSETS at end of period	$1,121,946,333	$1,096,682,583	$1,710,529,839	$1,684,808,935

Accumulated net investment income (loss) included in net assets at end of period	$5,005,607	$(2,562,967)	$(4,526,360)	$(96,343)

SHARE TRANSACTIONS:
Number of shares sold—Class I	—	—	449,653	550,726
Number of shares issued through reinvestment of dividends and distributions—Class I	—	—	29,608	53,202
Number of shares redeemed—Class I	—	—	(221,683)	(562,146)

Net increase in shares outstanding—Class I	—	—	257,578	41,782

Number of shares sold—Class II	—	—	73,790	182,251
Number of shares issued through reinvestment of dividends and distributions—Class II	—	—	16,310	53,035
Number of shares redeemed—Class II	—	—	(36,805)	(1,651,045)

Net increase (decrease) in shares outstanding—Class II	—	—	53,295	(1,415,759)

Number of shares sold—T Shares	2,742,191	22,385,620	8,662,928	49,497,440
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	6,914,606	2,181,113	3,974,622
Number of shares redeemed—T Shares	(3,950,442)	(25,903,396)	(6,166,210)	(16,514,886)

Net increase (decrease) in shares outstanding—T Shares	(1,208,251)	3,396,830	4,677,831	36,957,176

(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	500 Stock Index		Broad Market Index
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$8,226,312	$13,321,778	$8,186,959	$14,918,832
Net realized gain	9,361,471	23,605,934	13,276,349	12,123,406
Net change in unrealized appreciation (depreciation)	(7,478,133)	54,883,368	(4,023,532)	71,057,223

Net increase in net assets resulting from operations	10,109,650	91,811,080	17,439,776	98,099,461

Distributions to shareholders from:
Net investment income—Class I	—	(640,678)	—	(640,269)
Net investment income—Class II	—	(343,645)	—	(213,009)
Net investment income—T Shares	—	(12,049,184)	—	(13,458,430)
Net realized gain—Class I	—	(861,906)	—	(528,649)
Net realized gain—Class II	—	(397,104)	—	(159,115)
Net realized gain—T Shares	—	(14,168,004)	—	(9,617,698)

Total distributions	—	(28,460,521)	—	(24,617,170)

Capital share transactions:
Proceeds from sale of shares—Class I	7,146,494	15,072,916	8,496,460	9,534,729
Proceeds from sale of shares—Class II	1,510,466	17,855,525	292,124	1,277,348
Proceeds from sale of shares—T Shares	84,732,121	140,762,443	42,582,478	170,379,043
Reinvestment of distributions—Class I	—	1,500,551	—	1,168,918
Reinvestment of distributions—Class II	—	740,749	—	372,124
Reinvestment of distributions—T Shares	—	26,217,188	—	23,076,128
Value of shares redeemed—Class I	(2,962,366)	(4,174,845)	(3,517,010)	(5,397,274)
Value of shares redeemed—Class II	(589,813)	(1,118,082)	(196,602)	(6,196,369)
Value of shares redeemed—T Shares	(48,239,191)	(75,913,641)	(38,126,640)	(163,412,727)

Net increase from capital share transactions	41,597,711	120,942,804	9,530,810	30,801,920

Total increase in net assets	51,707,361	184,293,363	26,970,586	104,284,211

NET ASSETS at beginning of period	846,080,794	661,787,431	884,365,362	780,081,151

NET ASSETS at end of period	$897,788,155	$846,080,794	$911,335,948	$884,365,362

Accumulated net investment income included in net assets at end of period	$8,778,604	$552,292	$14,665,571	$6,478,612

SHARE TRANSACTIONS:
Number of shares sold—Class I	438,519	966,736	482,260	578,469
Number of shares issued through reinvestment of dividends and distributions—Class I	—	92,856	—	67,295
Number of shares redeemed—Class I	(181,431)	(269,793)	(198,608)	(324,033)

Net increase in shares outstanding—Class I	257,088	789,799	283,652	321,731

Number of shares sold—Class II	99,552	1,188,128	17,837	80,743
Number of shares issued through reinvestment of dividends and distributions—Class II	—	48,830	—	22,942
Number of shares redeemed—Class II	(38,354)	(74,568)	(11,874)	(386,047)

Net increase (decrease) in shares outstanding—Class II	61,198	1,162,390	5,963	(282,362)

Number of shares sold—T Shares	5,202,208	8,982,701	2,424,150	10,198,937
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	1,620,345	—	1,328,505
Number of shares redeemed—T Shares	(2,938,481)	(5,017,073)	(2,144,193)	(9,746,463)

Net increase in shares outstanding—T Shares	2,263,727	5,585,973	279,957	1,780,979

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Mid/Small Company Index		Overseas Equity Index
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,572,211	$11,694,745	$5,480,908	$10,443,102
Net realized gain	38,704,383	41,390,448	953,466	1,000,131
Net change in unrealized appreciation (depreciation)	(9,662,171)	(3,293,279)	12,429,075	(30,489,867)

Net increase (decrease) in net assets resulting from operations	34,614,423	49,791,914	18,863,449	(19,046,634)

Distributions to shareholders from:
Net investment income—Class I	—	(387,206)	—	(350,736)
Net investment income—Class II	—	(237,968)	—	(114,766)
Net investment income—T Shares	—	(10,386,755)	—	(9,532,614)
Net realized gain—Class I	—	(1,358,208)	—	—
Net realized gain—Class II	—	(693,040)	—	—
Net realized gain—T Shares	—	(30,547,748)	—	—

Total distributions	—	(43,610,925)	—	(9,998,116)

Capital share transactions:
Proceeds from sale of shares—Class I	3,187,182	6,453,535	2,008,509	2,881,307
Proceeds from sale of shares—Class II	770,295	9,525,538	154,522	272,901
Proceeds from sale of shares—T Shares	45,043,424	165,951,642	11,083,735	53,656,523
Reinvestment of distributions—Class I	—	1,744,150	—	350,736
Reinvestment of distributions—Class II	—	931,008	—	114,766
Reinvestment of distributions—T Shares	—	40,934,503	—	9,532,614
Value of shares redeemed—Class I	(2,154,448)	(5,512,482)	(819,757)	(1,881,519)
Value of shares redeemed—Class II	(680,054)	(1,098,623)	(76,886)	(132,908)
Value of shares redeemed—T Shares	(51,379,639)	(201,843,999)	(56,717,094)	(33,613,310)

Net increase (decrease) from capital share transactions	(5,213,240)	17,085,272	(44,366,971)	31,181,110

Total increase (decrease) in net assets	29,401,183	23,266,261	(25,503,522)	2,136,360

NET ASSETS at beginning of period	744,112,802	720,846,541	299,047,923	296,911,563

NET ASSETS at end of period	$773,513,985	$744,112,802	$273,544,401	$299,047,923

Accumulated net investment income (loss) included in net assets at end of period	$7,616,883	$2,044,672	$4,679,635	$(801,273)

SHARE TRANSACTIONS:
Number of shares sold—Class I	154,109	320,706	163,786	226,443
Number of shares issued through reinvestment of dividends and distributions—Class I	—	88,044	—	30,158
Number of shares redeemed—Class I	(104,629)	(274,465)	(66,646)	(153,004)

Net increase in shares outstanding—Class I	49,480	134,285	97,140	103,597

Number of shares sold—Class II	40,271	493,550	13,637	23,049
Number of shares issued through reinvestment of dividends and distributions—Class II	—	50,325	—	10,607
Number of shares redeemed—Class II	(35,314)	(58,049)	(6,937)	(11,426)

Net increase in shares outstanding—Class II	4,957	485,826	6,700	22,230

Number of shares sold—T Shares	2,176,239	8,358,848	906,530	4,247,249
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	2,065,313	—	819,657
Number of shares redeemed—T Shares	(2,523,016)	(10,142,417)	(4,665,777)	(2,731,197)

Net increase (decrease) in shares outstanding—T Shares	(346,777)	281,744	(3,759,247)	2,335,709

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Conservative Growth		Traditional Growth
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$3,698,537	$11,108,231	$5,992,767	$30,318,910
Net realized gain	6,445,022	66,038,075	7,600,612	148,124,291
Net change in unrealized appreciation (depreciation)	(529,121)	(55,203,589)	19,893,487	(99,924,852)

Net increase in net assets resulting from operations	9,614,438	21,942,717	33,486,866	78,518,349

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,679,979)	—	(2,182,122)
Net investment income—TM Shares	—	(9,749,879)	—	(28,304,882)
Net realized gain—Investor M Shares	—	(9,055,532)	—	(8,558,528)
Net realized gain—TM Shares	—	(45,424,701)	—	(96,454,822)

Total distributions	—	(65,910,091)	—	(135,500,354)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	2,303,330	14,633,416	8,492,473	17,958,028
Proceeds from sale of shares—TM Shares	12,341,535	49,918,035	29,595,740	108,786,295
Reinvestment of distributions—Investor M Shares	—	10,735,511	—	10,724,130
Reinvestment of distributions—TM Shares	—	55,174,580	—	124,759,704
Value of shares redeemed—Investor M Shares	(13,020,387)	(9,320,001)	(3,920,611)	(8,388,931)
Value of shares redeemed—TM Shares	(26,242,061)	(66,886,742)	(57,481,183)	(169,238,358)

Net increase (decrease) from capital share transactions	(24,617,583)	54,254,799	(23,313,581)	84,600,868

Total increase (decrease) in net assets	(15,003,145)	10,287,425	10,173,285	27,618,863

NET ASSETS at beginning of period	671,718,283	661,430,858	1,717,704,994	1,690,086,131

NET ASSETS at end of period	$656,715,138	$671,718,283	$1,727,878,279	$1,717,704,994

Accumulated net investment income (loss) included in net assets at end of period	$3,698,535	$(2)	$6,032,565	$39,798

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	90,950	534,409	325,514	663,347
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	429,592	—	421,380
Number of shares redeemed—Investor M Shares	(514,128)	(342,824)	(150,807)	(311,618)

Net increase (decrease) in shares outstanding—Investor M Shares	(423,178)	621,177	174,707	773,109

Number of shares sold—TM Shares	485,060	1,822,349	1,137,003	4,004,882
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	2,206,983	—	4,900,224
Number of shares redeemed—TM Shares	(1,033,138)	(2,446,078)	(2,206,398)	(6,263,786)

Net increase (decrease) in shares outstanding—TM Shares	(548,078)	1,583,254	(1,069,395)	2,641,320

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Long-Term Growth		All-Equity Growth
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$4,534,690	$40,282,518	$(342,072)	$14,237,768
Net realized gain	15,549,436	220,788,514	3,860,887	118,879,220
Net change in unrealized appreciation (depreciation)	31,857,817	(140,197,415)	19,541,711	(76,954,076)

Net increase in net assets resulting from operations	51,941,943	120,873,617	23,060,526	56,162,912

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,911,728)	—	(745,387)
Net investment income—TM Shares	—	(38,440,797)	—	(14,648,523)
Net realized gain—Investor M Shares	—	(7,759,067)	—	(3,923,898)
Net realized gain—TM Shares	—	(135,589,631)	—	(65,807,969)

Total distributions	—	(183,701,223)	—	(85,125,777)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	4,877,299	11,781,111	2,469,697	5,826,972
Proceeds from sale of shares—TM Shares	38,214,819	114,209,858	16,112,608	65,042,026
Reinvestment of distributions—Investor M Shares	—	9,657,947	—	4,669,286
Reinvestment of distributions—TM Shares	—	174,030,427	—	80,456,491
Value of shares redeemed—Investor M Shares	(14,240,344)	(4,607,398)	(2,532,768)	(4,250,722)
Value of shares redeemed—TM Shares	(72,160,413)	(203,028,544)	(36,126,199)	(92,219,928)

Net increase (decrease) from capital share transactions	(43,308,639)	102,043,401	(20,076,662)	59,524,125

Total increase in net assets	8,633,304	39,215,795	2,983,864	30,561,260

NET ASSETS at beginning of period	2,251,355,668	2,212,139,873	956,628,812	926,067,552

NET ASSETS at end of period	$2,259,988,972	$2,251,355,668	$959,612,676	$956,628,812

Accumulated net investment income (loss) included in net assets at end of period	$4,613,974	$79,284	$(342,072)	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	188,119	441,629	92,457	211,525
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	382,039	—	179,726
Number of shares redeemed—Investor M Shares	(550,406)	(172,492)	(94,841)	(154,683)

Net increase (decrease) in shares outstanding—Investor M Shares	(362,287)	651,176	(2,384)	236,568

Number of shares sold—TM Shares	1,469,734	4,236,883	602,622	2,343,768
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	6,881,393	—	3,095,671
Number of shares redeemed—TM Shares	(2,782,064)	(7,594,233)	(1,354,671)	(3,340,728)

Net increase (decrease) in shares outstanding—TM Shares	(1,312,330)	3,524,043	(752,049)	2,098,711

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income		Milestone 2010
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,630,700	$5,516,843	$1,354,493	$4,866,543
Net realized gain	1,262,228	18,468,092	2,035,965	24,843,236
Net change in unrealized appreciation (depreciation)	1,451,506	(12,287,502)	843,825	(17,828,647)

Net increase in net assets resulting from operations	4,344,434	11,697,433	4,234,283	11,881,132

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,305,019)	—	(1,077,886)
Net investment income—TM Shares	—	(4,227,338)	—	(3,802,645)
Net realized gain—Investor M Shares	—	(3,850,669)	—	(5,347,727)
Net realized gain—TM Shares	—	(10,680,592)	—	(16,150,823)

Total distributions	—	(20,063,618)	—	(26,379,081)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	3,356,679	7,593,942	2,267,104	5,361,424
Proceeds from sale of shares—TM Shares	12,595,872	39,877,402	9,804,393	26,366,192
Reinvestment of distributions—Investor M Shares	—	5,155,688	—	6,425,612
Reinvestment of distributions—TM Shares	—	14,907,930	—	19,953,469
Value of shares redeemed—Investor M Shares	(4,191,993)	(8,602,035)	(4,749,454)	(7,639,609)
Value of shares redeemed—TM Shares	(18,498,582)	(41,604,923)	(19,046,623)	(34,646,866)

Net increase (decrease) from capital share transactions	(6,738,024)	17,328,004	(11,724,580)	15,820,222

Total increase (decrease) in net assets	(2,393,590)	8,961,819	(7,490,297)	1,322,273

NET ASSETS at beginning of period	332,594,080	323,632,261	291,374,834	290,052,561

NET ASSETS at end of period	$330,200,490	$332,594,080	$283,884,537	$291,374,834

Accumulated net investment income included in net assets at end of period	$1,630,700	$—	$1,354,493	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	311,360	682,860	208,065	466,065
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	485,469	—	598,846
Number of shares redeemed—Investor M Shares	(388,378)	(773,091)	(433,663)	(660,430)

Net increase (decrease) in shares outstanding—Investor M Shares	(77,018)	395,238	(225,598)	404,481

Number of shares sold—TM Shares	1,165,085	3,574,042	897,702	2,278,112
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	1,403,760	—	1,859,596
Number of shares redeemed—TM Shares	(1,713,552)	(3,733,541)	(1,747,840)	(2,984,043)

Net increase (decrease) in shares outstanding—TM Shares	(548,467)	1,244,261	(850,138)	1,153,665

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015		Milestone 2020
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,387,065	$9,854,551	$2,906,043	$13,175,944
Net realized gain	5,070,724	61,673,427	4,930,780	74,079,720
Net change in unrealized appreciation (depreciation)	2,373,373	(47,000,368)	6,175,586	(54,857,918)

Net increase in net assets resulting from operations	9,831,162	24,527,610	14,012,409	32,397,746

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,711,471)	—	(1,861,034)
Net investment income—TM Shares	—	(8,160,611)	—	(11,326,238)
Net realized gain—Investor M Shares	—	(10,009,324)	—	(8,789,746)
Net realized gain—TM Shares	—	(41,073,298)	—	(46,578,369)

Total distributions	—	(60,954,704)	—	(68,555,387)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	5,615,800	11,783,100	10,161,219	18,697,050
Proceeds from sale of shares—TM Shares	19,194,896	55,902,459	44,803,642	103,713,550
Reinvestment of distributions—Investor M Shares	—	11,720,795	—	10,650,780
Reinvestment of distributions—TM Shares	—	49,233,909	—	57,904,607
Value of shares redeemed—Investor M Shares	(7,337,440)	(9,101,662)	(3,186,274)	(5,518,303)
Value of shares redeemed—TM Shares	(36,392,977)	(59,211,217)	(25,435,678)	(46,973,319)

Net increase (decrease) from capital share transactions	(18,919,721)	60,327,384	26,342,909	138,474,365

Total increase (decrease) in net assets	(9,088,559)	23,900,290	40,355,318	102,316,724

NET ASSETS at beginning of period	580,056,799	556,156,509	751,423,266	649,106,542

NET ASSETS at end of period	$570,968,240	$580,056,799	$791,778,584	$751,423,266

Accumulated net investment income (loss) included in net assets at end of period	$2,387,065	$—	$2,906,042	$(1)

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	496,266	970,292	855,307	1,483,691
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	1,052,136	—	907,995
Number of shares redeemed—Investor M Shares	(646,174)	(745,669)	(265,433)	(434,538)

Net increase (decrease) in shares outstanding—Investor M Shares	(149,908)	1,276,759	589,874	1,957,148

Number of shares sold—TM Shares	1,686,315	4,581,538	3,731,391	8,223,940
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	4,419,561	—	4,936,454
Number of shares redeemed—TM Shares	(3,203,176)	(4,849,219)	(2,121,385)	(3,711,996)

Net increase (decrease) in shares outstanding—TM Shares	(1,516,861)	4,151,880	1,610,006	9,448,398

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025		Milestone 2030
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,147,411	$11,470,715	$1,352,922	$9,614,442
Net realized gain	3,290,247	67,866,828	3,215,658	62,051,573
Net change in unrealized appreciation (depreciation)	7,736,436	(50,705,637)	7,346,738	(46,491,817)

Net increase in net assets resulting from operations	13,174,094	28,631,906	11,915,318	25,174,198

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,688,003)	—	(1,548,006)
Net investment income—TM Shares	—	(9,785,596)	—	(8,065,902)
Net realized gain—Investor M Shares	—	(8,216,873)	—	(8,239,698)
Net realized gain—TM Shares	—	(41,721,722)	—	(37,683,492)

Total distributions	—	(61,412,194)	—	(55,537,098)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	10,945,989	18,116,854	10,591,267	15,702,934
Proceeds from sale of shares—TM Shares	43,293,751	96,199,824	41,822,383	86,840,925
Reinvestment of distributions—Investor M Shares	—	9,904,876	—	9,787,704
Reinvestment of distributions—TM Shares	—	51,507,318	—	45,749,394
Value of shares redeemed—Investor M Shares	(3,429,926)	(3,644,017)	(2,890,894)	(2,197,728)
Value of shares redeemed—TM Shares	(17,344,540)	(37,273,379)	(15,926,988)	(28,869,864)

Net increase from capital share transactions	33,465,274	134,811,476	33,595,768	127,013,365

Total increase in net assets	46,639,368	102,031,188	45,511,086	96,650,465

NET ASSETS at beginning of period	643,064,025	541,032,837	535,950,560	439,300,095

NET ASSETS at end of period	$689,703,393	$643,064,025	$581,461,646	$535,950,560

Accumulated net investment income (loss) included in net assets at end of period	$2,147,411	$—	$1,352,921	$(1)

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	897,031	1,399,554	842,350	1,176,523
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	827,475	—	797,045
Number of shares redeemed—Investor M Shares	(279,355)	(284,094)	(231,055)	(165,939)

Net increase in shares outstanding—Investor M Shares	617,676	1,942,935	611,295	1,807,629

Number of shares sold—TM Shares	3,528,393	7,448,862	3,312,376	6,510,421
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	4,299,442	—	3,722,489
Number of shares redeemed—TM Shares	(1,412,760)	(2,885,818)	(1,260,087)	(2,157,387)

Net increase in shares outstanding—TM Shares	2,115,633	8,862,486	2,052,289	8,075,523

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035		Milestone 2040
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$540,953	$6,655,918	$137,229	$6,370,767
Net realized gain	2,940,668	45,797,145	3,857,972	48,978,273
Net change in unrealized appreciation (depreciation)	5,439,687	(34,344,832)	5,052,350	(37,475,098)

Net increase in net assets resulting from operations	8,921,308	18,108,231	9,047,551	17,873,942

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,144,115)	—	(1,060,406)
Net investment income—TM Shares	—	(5,511,885)	—	(5,252,783)
Net realized gain—Investor M Shares	—	(6,266,123)	—	(6,467,907)
Net realized gain—TM Shares	—	(26,456,625)	—	(28,048,682)

Total distributions	—	(39,378,748)	—	(40,829,778)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	7,020,746	10,527,060	5,610,340	11,991,278
Proceeds from sale of shares—TM Shares	27,025,985	64,105,420	26,641,395	54,199,207
Reinvestment of distributions—Investor M Shares	—	7,410,238	—	7,528,313
Reinvestment of distributions—TM Shares	—	31,968,510	—	33,301,465
Value of shares redeemed—Investor M Shares	(1,580,106)	(1,439,661)	(3,711,400)	(2,229,277)
Value of shares redeemed—TM Shares	(14,377,185)	(22,918,332)	(14,443,504)	(18,863,398)

Net increase from capital share transactions	18,089,440	89,653,235	14,096,831	85,927,588

Total increase in net assets	27,010,748	68,382,718	23,144,382	62,971,752

NET ASSETS at beginning of period	371,624,882	303,242,164	357,754,508	294,782,756

NET ASSETS at end of period	$398,635,630	$371,624,882	$380,898,890	$357,754,508

Accumulated net investment income included in net assets at end of period	$540,954	$1	$137,229	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	549,105	777,522	433,212	869,021
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	594,722	—	596,538
Number of shares redeemed—Investor M Shares	(123,508)	(105,486)	(286,473)	(160,925)

Net increase in shares outstanding—Investor M Shares	425,597	1,266,758	146,739	1,304,634

Number of shares sold—TM Shares	2,108,540	4,735,052	2,051,104	3,913,831
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	2,565,691	—	2,636,696
Number of shares redeemed—TM Shares	(1,116,511)	(1,681,454)	(1,107,534)	(1,355,985)

Net increase in shares outstanding—TM Shares	992,029	5,619,289	943,570	5,194,542

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2045		Milestone 2050
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(67,349)	$2,393,517	$(47,776)	$726,653
Net realized gain	972,027	14,990,657	288,304	4,307,229
Net change in unrealized appreciation (depreciation)	2,730,789	(10,822,033)	884,240	(3,291,903)

Net increase in net assets resulting from operations	3,635,467	6,562,141	1,124,768	1,741,979

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(522,165)	—	(167,840)
Net investment income—TM Shares	—	(1,871,443)	—	(558,782)
Net realized gain—Investor M Shares	—	(2,194,672)	—	(559,349)
Net realized gain—TM Shares	—	(6,917,009)	—	(1,645,280)

Total distributions	—	(11,505,289)	—	(2,931,251)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	4,798,796	8,215,181	3,231,671	4,290,403
Proceeds from sale of shares—TM Shares	19,384,317	35,879,629	13,597,099	23,294,633
Reinvestment of distributions—Investor M Shares	—	2,716,837	—	727,189
Reinvestment of distributions—TM Shares	—	8,788,452	—	2,204,062
Value of shares redeemed—Investor M Shares	(968,922)	(738,372)	(177,558)	(480,379)
Value of shares redeemed—TM Shares	(7,548,503)	(9,223,174)	(4,715,948)	(7,233,559)

Net increase from capital share transactions	15,665,688	45,638,553	11,935,264	22,802,349

Total increase in net assets	19,301,155	40,695,405	13,060,032	21,613,077

NET ASSETS at beginning of period	138,891,091	98,195,686	43,902,972	22,289,895

NET ASSETS at end of period	$158,192,246	$138,891,091	$56,963,004	$43,902,972

Accumulated net investment loss included in net assets at end of period	$(67,349)	$—	$(47,776)	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	332,875	551,549	252,014	328,072
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	193,232	—	58,036
Number of shares redeemed—Investor M Shares	(67,013)	(49,530)	(13,879)	(36,959)

Net increase in shares outstanding—Investor M Shares	265,862	695,251	238,135	349,149

Number of shares sold—TM Shares	1,336,696	2,413,890	1,051,324	1,782,433
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	624,623	—	175,762
Number of shares redeemed—TM Shares	(515,155)	(620,985)	(360,840)	(555,548)

Net increase in shares outstanding—TM Shares	821,541	2,417,528	690,484	1,402,647

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Low Duration Bond Investor Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$10.06		$10.12	$10.19	$9.96	$10.04	$9.95
Income from investment operations:
Net investment income	0.05		0.10	0.13 ^	0.16	0.19	0.25
Net realized and unrealized gain (loss)	0.02		(0.03)	(0.06)	0.23	(0.08)	0.10

Total from investment operations	0.07		0.07	0.07	0.39	0.11	0.35

Less distributions:
Net investment income	(0.05)		(0.10)	(0.11)	(0.16)	(0.19)	(0.26)
Realized gains	—		(0.03)	(0.03)	—	—	—

Total distributions	(0.05)		(0.13)	(0.14)	(0.16)	(0.19)	(0.26)

Net Asset Value, end of period	$10.08		$10.06	$10.12	$10.19	$9.96	$10.04

Total return	0.67	%††	0.68%	0.75%	3.97%	1.14%	3.58%
Ratios to Average Net Assets:
Expenses	0.62	%†	0.62%	0.63%	0.63%	0.62%	0.64%
Net investment income	0.95	%†	0.97%	1.30%	1.55%	1.93%	2.51%
Supplemental Data:
Net assets, end of period (000)	$60,902		$61,116	$47,700	$592,262	$524,463	$537,709
Portfolio turnover	33	%††	75%	64%	63%	66%	70%

	Low Duration Bond T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.07		$10.12	$10.20
Income from investment operations:
Net investment income	0.06		0.12	0.12 ^
Net realized and unrealized gain (loss)	0.01		(0.02)	(0.06)

Total from investment operations	0.07		0.10	0.06

Less distributions:
Net investment income	(0.06)		(0.12)	(0.11)
Realized gains	—		(0.03)	(0.03)

Total distributions	(0.06)		(0.15)	(0.14)

Net Asset Value, end of period	$10.08		$10.07	$10.12

Total return	0.70	%††	1.02%	0.65%††
Ratios to Average Net Assets:
Expenses	0.37	%†	0.37%	0.39%†
Net investment income	1.20	%†	1.22%	1.43%†
Supplemental Data:
Net assets, end of period (000)	$764,120		$736,776	$554,556
Portfolio turnover	33	%††	75%	64%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Inflation Focused Investor Shares(1)
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013		2012	2011	2010
Net Asset Value, beginning of period	$10.57		$10.49	$11.86		$11.68	$10.99	$10.72
Income from investment operations:
Net investment income (loss)	(0.05)		0.12 ^	(0.31	)^	0.17	0.34	0.19
Net realized and unrealized gain (loss)	0.07		0.15	(0.76)		0.62	0.91	0.44

Total from investment operations	0.02		0.27	(1.07)		0.79	1.25	0.63

Less distributions:
Net investment income	—		(0.16)	(0.07)		(0.17)	(0.36)	(0.19)
Realized gains	—		(0.03)	(0.23)		(0.44)	(0.20)	(0.17)

Total distributions	—		(0.19)	(0.30)		(0.61)	(0.56)	(0.36)

Net Asset Value, end of period	$10.59		$10.57	$10.49		$11.86	$11.68	$10.99

Total return	0.19	%††	2.51%	(9.05)%		6.84%	11.53%	5.95%
Ratios to Average Net Assets:
Expenses	0.65	%†	0.64%	0.64%		0.63%	0.64%	0.65%
Net investment income (loss)	0.00	%**†	1.07%	(2.67)%		1.39%	2.94%	1.73%
Supplemental Data:
Net assets, end of period (000)	$24,166		$24,895	$28,441		$669,336	$584,191	$492,002
Portfolio turnover	58	%††	75%	57%		73%	109%	97%

	Inflation Focused T Shares(1)
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.58		$10.50	$11.78
Income from investment operations:
Net investment income (loss)	0.00	#	0.14 ^	0.14	^
Net realized and unrealized gain (loss)	0.04		0.15	(1.10)

Total from investment operations	0.04		0.29	(0.96)

Less distributions:
Net investment income	—		(0.18)	(0.09)
Realized gains	—		(0.03)	(0.23)

Total distributions	—		(0.21)	(0.32)

Net Asset Value, end of period	$10.62		$10.58	$10.50

Total return	0.38	%††	2.68%	(8.19	)%††
Ratios to Average Net Assets:
Expenses	0.40	%†	0.39%	0.40	%†
Net investment income (loss)	0.07	%†	1.32%	1.46	%†
Supplemental Data:
Net assets, end of period (000)	$506,704		$499,767	$554,377
Portfolio turnover	58	%††	75%	57	%††

(1)	Formerly Inflation Protected Securities Fund.
*	Commencement of operations
^	Calculated based upon average shares outstanding.
#	Rounds to less than $0.01
††	Not annualized
†	Annualized
**	Rounds to less than 0.01%

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	High Yield T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Period from May 1, 2014* to December 31, 2014
Net Asset Value, beginning of period	$9.47		$10.00
Income from investment operations:
Net investment income	0.25		0.25
Net realized and unrealized loss	(0.01)		(0.51)

Total from investment operations	0.24		(0.26)

Less distributions:
Net investment income	(0.25)		(0.27)
Realized gains	—		—

Total distributions	(0.25)		(0.27)

Net Asset Value, end of period	$9.46	**	$9.47

Total return	2.48	%**††	(2.70	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.84	%†	0.92	%†
Expenses net of reimbursements/waivers, if any	0.82	%†	0.92	%†
Net Investment Income before reimbursements/waivers	5.17	%†	4.03	%†
Net Investment income net of reimbursements/waivers, if any	5.20	%†	4.03	%†
Supplemental Data:
Net assets, end of period (000)	$378,458		$362,139
Portfolio turnover	33	%††	76	%††

*	Commencement of operations
**	Financial reporting includes trade date activity as of June 30, 2015. The inclusion of this activity caused the Fund’s NAV to round down to $9.46 (the adjusted price) from $9.47 (the stated price for June 30, 2015, prior to the inclusion of that day’s activity).
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Equity Income Investor Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$9.95		$11.10	$9.01	$8.27	$8.64	$7.70
Income from investment operations:
Net investment income	0.16		0.17	0.16 ^	0.15	0.12	0.08
Net realized and unrealized gain (loss)	(0.27)		0.74	2.63	1.03	(0.13)	0.94

Total from investment operations	(0.11)		0.91	2.79	1.18	(0.01)	1.02

Less distributions:
Net investment income	—		(0.18)	(0.14)	(0.16)	(0.22)	(0.08)
Realized gains	—		(1.88)	(0.56)	(0.28)	(0.14)	—

Total distributions	—		(2.06)	(0.70)	(0.44)	(0.36)	(0.08)

Net Asset Value, end of period	$9.84		$9.95	$11.10	$9.01	$8.27	$8.64

Total return	(1.11	)%††	8.13%	31.11%	14.33%	0.04%	13.28%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.78	%†	0.78%	0.81%	0.82%	0.84%	0.85%
Expenses net of reimbursements/waivers, if any	0.78	%†	0.78%	0.81%	0.82%	0.83%	0.85%
Net Investment Income before reimbursements/waivers	1.65	%†	1.44%	1.69%	1.64%	1.32%	1.19%
Net Investment income net of reimbursements/waivers, if any	1.65	%†	1.44%	1.69%	1.64%	1.32%	1.19%
Supplemental Data:
Net assets, end of period (000)	$50,912		$54,955	$60,614	$2,020,305	$1,817,557	$1,867,505
Portfolio turnover	16	%††	56%	18%	15%	18%	18%

	Equity Income T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$9.95		$11.10	$9.62
Income from investment operations:
Net investment income	0.10		0.21	0.13 ^
Net realized and unrealized gain (loss)	(0.20)		0.73	2.08

Total from investment operations	(0.10)		0.94	2.21

Less distributions:
Net investment income	—		(0.21)	(0.17)
Realized gains	—		(1.88)	(0.56)

Total distributions	—		(2.09)	(0.73)

Net Asset Value, end of period	$9.85		$9.95	$11.10

Total return	(1.01	)%††	8.43%	23.03%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.53	%†	0.53%	0.57%†
Expenses net of reimbursements/waivers, if any	0.53	%†	0.53%	0.57%†
Net Investment Income before reimbursements/waivers	1.90	%†	1.68%	1.41%†
Net Investment income net of reimbursements/waivers, if any	1.90	%†	1.69%	1.41%†
Supplemental Data:
Net assets, end of period (000)	$2,239,673		$2,319,873	$2,426,828
Portfolio turnover	16	%††	56%	18%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth & Income Investor Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$12.73		$13.22	$10.71	$9.49	$9.67	$8.49
Income from investment operations:
Net investment income	0.04		0.22	0.11 ^	0.14	0.11	0.08
Net realized and unrealized gain (loss)	0.26		1.21	3.51	1.42	(0.18)	1.18

Total from investment operations	0.30		1.43	3.62	1.56	(0.07)	1.26

Less distributions:
Net investment income	—		(0.19)	(0.13)	(0.18)	(0.11)	(0.08)
Realized gains	—		(1.73)	(0.98)	(0.16)	—	—

Total distributions	—		(1.92)	(1.11)	(0.34)	(0.11)	(0.08)

Net Asset Value, end of period	$13.03		$12.73	$13.22	$10.71	$9.49	$9.67

Total return	2.36	%††	10.67%	34.01%	16.53%	(0.69)%	14.81%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.77	%†	0.77%	0.78%	0.78%	0.78%	0.79%
Expenses net of reimbursements/waivers, if any	0.77	%†	0.77%	0.78%	0.78%	0.78%	0.79%
Net Investment Income before reimbursements/waivers	1.06	%†	1.23%	0.93%	1.32%	1.12%	0.91%
Net Investment income net of reimbursements/waivers, if any	1.06	%†	1.23%	0.93%	1.32%	1.12%	0.91%
Supplemental Data:
Net assets, end of period (000)	$39,203		$37,003	$39,944	$1,305,504	$1,162,482	$1,228,122
Portfolio turnover	14	%††	28%	35%	25%	40%	46%

	Growth & Income T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.73		$13.22	$11.44
Income from investment operations:
Net investment income	0.08		0.21	0.13 ^
Net realized and unrealized gain	0.23		1.26	2.79

Total from investment operations	0.31		1.47	2.92

Less distributions:
Net investment income	—		(0.23)	(0.16)
Realized gains	—		(1.73)	(0.98)

Total distributions	—		(1.96)	(1.14)

Net Asset Value, end of period	$13.04		$12.73	$13.22

Total return	2.44	%††	10.98%	25.69%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.52	%†	0.52%	0.54%†
Expenses net of reimbursements/waivers, if any	0.52	%†	0.52%	0.53%†
Net Investment Income before reimbursements/waivers	1.30	%†	1.47%	1.18%†
Net Investment income net of reimbursements/waivers, if any	1.31	%†	1.48%	1.18%†
Supplemental Data:
Net assets, end of period (000)	$1,693,074		$1,685,352	$1,696,122
Portfolio turnover	14	%††	28%	35%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth Investor Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013		2012	2011	2010
Net Asset Value, beginning of period	$13.56		$12.70 **	$9.53		$8.36	$8.78	$7.70
Income from investment operations:
Net investment income (loss)	0.02	^	0.27	0.03	^	0.05	0.04	0.05
Net realized and unrealized gain (loss)	0.46		1.01	3.18		1.18	(0.42)	1.09

Total from investment operations	0.48		1.28	3.21		1.23	(0.38)	1.14

Less distributions:
Net investment income	—		(0.03)	(0.04)		(0.06)	(0.04)	(0.06)
Realized gains	—		(0.39)	—		—	—	—

Total distributions	—		(0.42)	(0.04)		(0.06)	(0.04)	(0.06)

Net Asset Value, end of period	$14.04		$13.56	$12.70	**	$9.53	$8.36	$8.78

Total return	3.54	%††	10.05%	33.71	%**	14.67%	(4.27)%	14.76%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.77	%†	0.78%	0.77%		0.78%	0.83%	0.86%
Expenses net of reimbursements/waivers, if any	0.76	%†	0.78%	0.77%		0.78%	0.81%	0.84%
Net Investment Income before reimbursements/waivers	0.26	%†	0.17%	0.33%		0.57%	0.47%	0.64%
Net Investment income net of reimbursements/waivers, if any	0.26	%†	0.17%	0.33%		0.57%	0.49%	0.66%
Supplemental Data:
Net assets, end of period (000)	$25,286		$23,614	$31,157		$1,880,929	$1,751,075	$1,971,807
Portfolio turnover	28	%††	47%	53%		87%	70%	117%

	Growth T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$13.55		$12.71	$10.07
Income from investment operations:
Net investment income	0.04	^	0.06	0.06	^
Net realized and unrealized gain	0.46		1.25	2.64

Total from investment operations	0.50		1.31	2.70

Less distributions:
Net investment income	—		(0.08)	(0.06)
Realized gains	—		(0.39)	—

Total distributions	—		(0.47)	(0.06)

Net Asset Value, end of period	$14.05		$13.55	$12.71

Total return	3.69	%††	10.24%	26.87	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.52	%†	0.53%	0.53	%†
Expenses net of reimbursements/waivers, if any	0.51	%†	0.53%	0.53	%†
Net Investment Income before reimbursements/waivers	0.51	%†	0.42%	0.60	%†
Net Investment income net of reimbursements/waivers, if any	0.52	%†	0.42%	0.60	%†
Supplemental Data:
Net assets, end of period (000)	$2,295,728		$2,289,433	$2,294,323
Portfolio turnover	28	%††	47%	53	%††

**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round down to $12.70 (the adjusted price) from $12.71 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Select Value Investor Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$11.86		$12.86	$10.95	$9.73	$9.84	$8.25
Income from investment operations:
Net investment income	0.04	^	0.17	0.10 ^	0.19	0.10	0.09
Net realized and unrealized gain (loss)	0.02		0.87	3.67	1.42	(0.12)	1.59

Total from investment operations	0.06		1.04	3.77	1.61	(0.02)	1.68

Less distributions:
Net investment income	—		(0.14)	(0.13)	(0.18)	(0.09)	(0.09)
Realized gains	—		(1.90)	(1.73)	(0.21)	—	—

Total distributions	—		(2.04)	(1.86)	(0.39)	(0.09)	(0.09)

Net Asset Value, end of period	$11.92		$11.86	$12.86	$10.95	$9.73	$9.84

Total return	0.51	%††	8.11%	34.65%	16.55%	(0.16)%	20.34%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.97	%†	0.97%	0.98%	0.99%	0.99%	1.00%
Expenses net of reimbursements/waivers, if any	0.94	%†	0.97%	0.98%	0.99%	0.99%	1.00%
Net Investment Income before reimbursements/waivers	0.70	%†	1.06%	0.84%	1.73%	0.96%	1.01%
Net Investment income net of reimbursements/waivers, if any	0.72	%†	1.06%	0.84%	1.73%	0.96%	1.01%
Supplemental Data:
Net assets, end of period (000)	$7,835		$8,325	$9,120	$355,590	$320,019	$338,336
Portfolio turnover	27	%††	66%	77%	51%	60%	68%

	Select Value T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$11.86		$12.87	$12.00
Income from investment operations:
Net investment income	0.06	^	0.19	0.15 ^
Net realized and unrealized gain	0.02		0.88	2.60

Total from investment operations	0.08		1.07	2.75

Less distributions:
Net investment income	—		(0.18)	(0.15)
Realized gains	—		(1.90)	(1.73)

Total distributions	—		(2.08)	(1.88)

Net Asset Value, end of period	$11.94		$11.86	$12.87

Total return	0.67	%††	8.32%	23.15%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.72	%†	0.72%	0.73%†
Expenses net of reimbursements/waivers, if any	0.69	%†	0.72%	0.73%†
Net Investment Income before reimbursements/waivers	0.96	%†	1.31%	1.34%†
Net Investment income net of reimbursements/waivers, if any	0.99	%†	1.31%	1.34%†
Supplemental Data:
Net assets, end of period (000)	$443,872		$446,220	$467,616
Portfolio turnover	27	%††	66%	77%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Aggressive Opportunities Investor Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$11.51		$12.85	$10.20	$9.26	$11.34	$9.52
Income from investment operations:
Net investment income	0.03		0.03 ^	0.00 #^	0.07	0.03	0.01
Net realized and unrealized gain (loss)	0.57		0.63	3.90	1.35	(1.23)	1.81

Total from investment operations	0.60		0.66	3.90	1.42	(1.20)	1.82

Less distributions:
Net investment income	—		—	(0.04)	(0.02)	(0.04)	—
Realized gains	—		(2.00)	(1.21)	(0.46)	(0.84)	—

Total distributions	—		(2.00)	(1.25)	(0.48)	(0.88)	—

Net Asset Value, end of period	$12.11		$11.51	$12.85	$10.20	$9.26	$11.34

Total return	5.21	%††	5.13%	38.53%	15.44%	(10.42)%	19.12%
Ratios to Average Net Assets:
Expenses	0.83	%†	0.83%	0.82%	0.90%	0.91%	0.93%
Net investment income	0.37	%†	0.24%	0.00%**	0.61%	0.21%	0.05%
Supplemental Data:
Net assets, end of period (000)	$34,543		$32,941	$32,513	$993,729	$957,271	$1,147,570
Portfolio turnover	31	%††	49%	51%	94%	53%	96%

	Aggressive Opportunities T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$11.52		$12.85	$11.04
Income from investment operations:
Net investment income	0.04		0.06 ^	0.04 ^
Net realized and unrealized gain	0.57		0.64	3.05

Total from investment operations	0.61		0.70	3.09

Less distributions:
Net investment income	—		(0.03)	(0.07)
Realized gains	—		(2.00)	(1.21)

Total distributions	—		(2.03)	(1.28)

Net Asset Value, end of period	$12.13		$11.52	$12.85

Total return	5.30	%††	5.44%	28.23%††
Ratios to Average Net Assets:
Expenses	0.58	%†	0.58%	0.59%†
Net investment income	0.62	%†	0.49%	0.42%†
Supplemental Data:
Net assets, end of period (000)	$1,081,859		$1,071,234	$1,210,202
Portfolio turnover	31	%††	49%	51%††

#	Rounds to less than $0.01
^	Calculated based upon average shares outstanding.
**	Rounds to less than 0.01%
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Discovery Investor Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$10.04		$10.86	$9.48	$8.74	$9.42	$7.54
Income from investment operations:
Net investment income	0.01		0.38	0.08 ^	0.12	0.10	0.08
Net realized and unrealized gain (loss)	0.40		0.26	3.61	1.25	(0.68)	1.89

Total from investment operations	0.41		0.64	3.69	1.37	(0.58)	1.97

Less distributions:
Net investment income	—		(0.06)	(0.09)	(0.16)	(0.10)	(0.09)
Realized gains	—		(1.40)	(2.22)	(0.47)	—	—

Total distributions	—		(1.46)	(2.31)	(0.63)	(0.10)	(0.09)

Net Asset Value, end of period	$10.45		$10.04	$10.86	$9.48	$8.74	$9.42

Total return	4.08	%††	6.07%	39.34%	15.74%	(6.15)%	26.08%
Ratios to Average Net Assets:
Expenses	0.96	%†	0.95%	0.97%	0.97%	0.95%	0.98%
Net investment income	0.44	%†	0.65%	0.79%	1.25%	1.05%	0.97%
Supplemental Data:
Net assets, end of period (000)	$6,551		$6,419	$3,742	$212,873	$193,872	$212,770
Portfolio turnover	40	%††	100%	77%	81%	86%	73%

	Discovery T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.05		$10.86	$10.27
Income from investment operations:
Net investment income	0.04		0.09	0.10 ^
Net realized and unrealized gain	0.38		0.58	2.82

Total from investment operations	0.42		0.67	2.92

Less distributions:
Net investment income	—		(0.08)	(0.11)
Realized gains	—		(1.40)	(2.22)

Total distributions	—		(1.48)	(2.33)

Net Asset Value, end of period	$10.47		$10.05	$10.86

Total return	4.18	%††	6.37%	28.84%††
Ratios to Average Net Assets:
Expenses	0.71	%†	0.70%	0.71%†
Net investment income	0.70	%†	0.88%	1.00%†
Supplemental Data:
Net assets, end of period (000)	$291,401		$286,141	$275,107
Portfolio turnover	40	%††	100%	77%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	International Investor Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013		2012	2011	2010
Net Asset Value, beginning of period	$10.36		$11.08 **	$9.63		$8.32	$9.34	$8.85
Income from investment operations:
Net investment income	0.19		0.24 ^	0.06	^	0.22	0.20	0.15
Net realized and unrealized gain (loss)	0.30		(0.54)	1.61		1.32	(1.01)	0.52

Total from investment operations	0.49		(0.30)	1.67		1.54	(0.81)	0.67

Less distributions:
Net investment income	—		(0.37)	(0.22)		(0.23)	(0.21)	(0.18)
Realized gains	—		(0.05)	—		—	—	—

Total distributions	—		(0.42)	(0.22)		(0.23)	(0.21)	(0.18)

Net Asset Value, end of period	$10.85		$10.36	$11.08	**	$9.63	$8.32	$9.34

Total return	4.73	%††	(2.76)%	17.43	%**	18.57%	(8.57)%	7.61%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.97	%†	0.98%	0.97%		0.98%	0.97%	0.98%
Expenses net of reimbursements/waivers, if any	0.97	%†	0.97%	0.97%		0.98%	0.95%	0.98%
Net Investment Income before reimbursements/waivers	2.35	%†	2.15%	0.61%		2.32%	2.25%	1.95%
Net Investment income net of reimbursements/waivers, if any	2.35	%†	2.15%	0.61%		2.32%	2.26%	1.95%
Supplemental Data:
Net assets, end of period (000)	$26,003		$25,061	$16,440		$1,305,510	$1,139,964	$1,218,763
Portfolio turnover	23	%††	34%	51%		49%	50%	53%

	International T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.36		$11.09	$9.85
Income from investment operations:
Net investment income	0.14		0.28 ^	0.21	^
Net realized and unrealized gain (loss)	0.38		(0.57)	1.28

Total from investment operations	0.52		(0.29)	1.49

Less distributions:
Net investment income	—		(0.39)	(0.25)
Realized gains	—		(0.05)	—

Total distributions	—		(0.44)	(0.25)

Net Asset Value, end of period	$10.88		$10.36	$11.09

Total return	5.02	%††	(2.68)%	15.14	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.72	%†	0.73%	0.75	%†
Expenses net of reimbursements/waivers, if any	0.72	%†	0.72%	0.75	%†
Net Investment Income before reimbursements/waivers	2.60	%†	2.53%	2.38	%†
Net Investment income net of reimbursements/waivers, if any	2.60	%†	2.54%	2.38	%†
Supplemental Data:
Net assets, end of period (000)	$1,595,241		$1,493,171	$1,418,996
Portfolio turnover	23	%††	34%	51	%††

**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round down to $11.08 (the adjusted price) from $11.09 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Diversifying Strategies T Shares(1)
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$10.13		$10.43	$10.16	$10.01	$10.16	$9.85
Income from investment operations:
Net investment income	0.07		0.14	0.12 ^	0.12	0.10	0.06
Net realized and unrealized gain (loss)	0.28		0.25	0.47	0.23	(0.09)	0.44

Total from investment operations	0.35		0.39	0.59	0.35	0.01	0.50

Less distributions:
Net investment income	—		(0.23)	(0.19)	(0.17)	(0.02)	(0.19)
Realized gains	—		(0.46)	(0.13)	(0.03)	(0.14)	—

Total distributions	—		(0.69)	(0.32)	(0.20)	(0.16)	(0.19)

Net Asset Value, end of period	$10.48		$10.13	$10.43	$10.16	$10.01	$10.16

Total return	3.46	%††	3.75%	5.81%	3.53%	0.10%	5.04%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.49	%†	0.52%	0.66%	0.89%	0.91%	0.91%
Expenses net of reimbursements/waivers, if any	0.49	%†	0.50%	0.59%	0.80%	0.85%	0.91%
Net Investment Income before reimbursements/waivers	1.36	%†	1.22%	1.13%	1.04%	0.93%	1.06%
Net Investment income net of reimbursements/waivers, if any	1.36	%†	1.24%	1.19%	1.12%	1.00%	1.06%
Supplemental Data:
Net assets, end of period (000)	$1,121,946		$1,096,683	$1,093,589	$964,774	$849,777	$870,591
Portfolio turnover	41	%††	103%	70%	71%	73%	63%

(1)	Formerly Diversified Assets Fund.
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$10.31		$10.00	$10.54	$10.47	$10.10	$9.89
Income from investment operations:
Net investment income	0.14		0.21	0.23 ^	0.25	0.31	0.34
Net realized and unrealized gain (loss)	(0.17)		0.35	(0.50)	0.14	0.42	0.26

Total from investment operations	(0.03)		0.56	(0.27)	0.39	0.73	0.60

Less distributions:
Net investment income	(0.13)		(0.25)	(0.27)	(0.32)	(0.36)	(0.39)
Realized gains	—		—	—	—	—	—

Total distributions	(0.13)		(0.25)	(0.27)	(0.32)	(0.36)	(0.39)

Net Asset Value, end of period	$10.15		$10.31	$10.00	$10.54	$10.47	$10.10

Total return	(0.34	)%††	5.65%	(2.62)%	3.80%	7.41%	6.13%
Ratios to Average Net Assets:
Expenses	0.40	%†	0.41%	0.40%	0.41%	0.41%	0.42%
Net investment income	1.95	%†	1.98%	2.23%	2.38%	3.00%	3.31%
Supplemental Data:
Net assets, end of period (000)	$25,427		$23,155	$22,055	$905,486	$813,431	$824,963
Portfolio turnover	59	%††	160%	120%	64%	57%	85%

	Core Bond Index Class II
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$10.37		$10.06	$10.60	$10.53	$10.16	$9.94
Income from investment operations:
Net investment income	0.11		0.29	0.25 ^	0.27	0.33	0.36
Net realized and unrealized gain (loss)	(0.12)		0.29	(0.50)	0.14	0.43	0.27

Total from investment operations	(0.01)		0.58	(0.25)	0.41	0.76	0.63

Less distributions:
Net investment income	(0.14)		(0.27)	(0.29)	(0.34)	(0.39)	(0.41)
Realized gains	—		—	—	—	—	—

Total distributions	(0.14)		(0.27)	(0.29)	(0.34)	(0.39)	(0.41)

Net Asset Value, end of period	$10.22		$10.37	$10.06	$10.60	$10.53	$10.16

Total return	(0.15	)%††	5.81%	(2.38)%	3.98%	7.57%	6.41%
Ratios to Average Net Assets:
Expenses	0.20	%†	0.21%	0.20%	0.21%	0.21%	0.22%
Net investment income	2.15	%†	2.18%	2.40%	2.59%	3.15%	3.51%
Supplemental Data:
Net assets, end of period (000)	$12,990		$12,631	$26,490	$337,639	$320,809	$282,359
Portfolio turnover	59	%††	160%	120%	64%	57%	85%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.30		$10.00	$10.46
Income from investment operations:
Net investment income	0.11		0.23	0.19	^
Net realized and unrealized gain (loss)	(0.12)		0.35	(0.40)

Total from investment operations	(0.01)		0.58	(0.21)

Less distributions:
Net investment income	(0.14)		(0.28)	(0.25)
Realized gains	—		—	—

Total distributions	(0.14)		(0.28)	(0.25)

Net Asset Value, end of period	$10.15		$10.30	$10.00

Total return	(0.12	)%††	5.82%	(2.06	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20	%†	0.21%	0.21	%†
Expenses net of reimbursements/waivers, if any	0.15	%†	0.16%	0.16	%†
Net Investment Income before reimbursements/waivers	2.15	%†	2.18%	2.17	%†
Net Investment income net of reimbursements/waivers, if any	2.20	%†	2.23%	2.22	%†
Supplemental Data:
Net assets, end of period (000)	$1,672,112		$1,649,023	$1,231,000
Portfolio turnover	59	%††	160%	120	%††

*	Commencement of operations
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012		2011	2010
Net Asset Value, beginning of period	$16.08		$14.66	$11.32	$9.96		$9.95	$8.81
Income from investment operations:
Net investment income	0.12		0.25 ^	0.23 ^	0.20		0.17	0.15
Net realized and unrealized gain	0.04		1.70	3.36	1.36		0.00 #	1.13

Total from investment operations	0.16		1.95	3.59	1.56		0.17	1.28

Less distributions:
Net investment income	—		(0.23)	(0.21)	(0.20)		(0.16)	(0.14)
Realized gains	—		(0.30)	(0.04)	—		—	—

Total distributions	—		(0.53)	(0.25)	(0.20)		(0.16)	(0.14)

Net Asset Value, end of period	$16.24		$16.08	$14.66	$11.32		$9.96	$9.95

Total return	1.00	%††	13.27%	31.78%	15.62%		1.72%	14.56%
Ratios to Average Net Assets:
Expenses	0.40	%†	0.40%	0.41%	0.42%		0.42%	0.43%
Net investment income	1.64	%†	1.64%	1.78%	1.89%		1.65%	1.63%
Supplemental Data:
Net assets, end of period (000)	$52,360		$47,690	$31,916	$111,410		$94,197	$102,642
Portfolio turnover	2	%††	6%	8%	3%		3%	3%

	500 Stock Index Class II
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012		2011	2010
Net Asset Value, beginning of period	$15.09		$13.80 **	$10.65 ***	$9.39		$9.39	$8.32
Income from investment operations:
Net investment income	0.10		0.28 ^	0.24 ^	0.22		0.18	0.16
Net realized and unrealized gain	0.07		1.57	3.19	1.26		0.00 #	1.07

Total from investment operations	0.17		1.85	3.43	1.48		0.18	1.23

Less distributions:
Net investment income	—		(0.26)	(0.24)	(0.22)		(0.18)	(0.16)
Realized gains	—		(0.30)	(0.04)	—		—	—

Total distributions	—		(0.56)	(0.28)	(0.22)		(0.18)	(0.16)

Net Asset Value, end of period	$15.26		$15.09	$13.80 **	$10.65	***	$9.39	$9.39

Total return	1.13	%††	13.42%	32.23%**	15.74	%***	1.97%	14.78%
Ratios to Average Net Assets:
Expenses	0.20	%†	0.20%	0.21%	0.22%		0.22%	0.23%
Net investment income	1.84	%†	1.86%	2.12%	2.09%		1.86%	1.84%
Supplemental Data:
Net assets, end of period (000)	$21,186		$20,026	$2,271	$341,571		$287,072	$281,443
Portfolio turnover	2	%††	6%	8%	3%		3%	3%

^	Calculated based upon average shares outstanding.
#	Rounds to less than $0.01
**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round up to $13.80 (the adjusted price) from $13.79 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
***	Financial reporting includes trade date activity as of December 31, 2012. The inclusion of this activity caused the Fund’s NAV to round down to $10.65 (the adjusted price) from $10.66 (the stated price for December 31, 2012, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$16.09		$14.67	$12.06
Income from investment operations:
Net investment income	0.15		0.29 ^	0.22	^
Net realized and unrealized gain	0.04		1.69	2.67

Total from investment operations	0.19		1.98	2.89

Less distributions:
Net investment income	—		(0.26)	(0.24)
Realized gains	—		(0.30)	(0.04)

Total distributions	—		(0.56)	(0.28)

Net Asset Value, end of period	$16.28		$16.09	$14.67

Total return	1.18	%††	13.48%	23.99	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20	%†	0.20%	0.21	%†
Expenses net of reimbursements/waivers, if any	0.15	%†	0.15%	0.16	%†
Net Investment Income before reimbursements/waivers	1.84	%†	1.83%	1.86	%†
Net Investment income net of reimbursements/waivers, if any	1.89	%†	1.88%	1.91	%†
Supplemental Data:
Net assets, end of period (000)	$824,243		$778,364	$627,600
Portfolio turnover	2	%††	6%	8	%††

*	Commencement of operations
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$17.31		$15.84	$12.23	$10.85	$10.92	$9.47
Income from investment operations:
Net investment income	0.07		0.26 ^	0.23 ^	0.24	0.20	0.16
Net realized and unrealized gain (loss)	0.24		1.67	3.80	1.45	(0.11)	1.43

Total from investment operations	0.31		1.93	4.03	1.69	0.09	1.59

Less distributions:
Net investment income	—		(0.25)	(0.21)	(0.21)	(0.16)	(0.14)
Realized gains	—		(0.21)	(0.21)	(0.10)	—	—

Total distributions	—		(0.46)	(0.42)	(0.31)	(0.16)	(0.14)

Net Asset Value, end of period	$17.62		$17.31	$15.84	$12.23	$10.85	$10.92

Total return	1.79	%††	12.17%	33.04%	15.64%	0.85%	16.84%
Ratios to Average Net Assets:
Expenses	0.40	%†	0.40%	0.40%	0.42%	0.41%	0.42%
Net investment income	1.57	%†	1.57%	1.68%	1.89%	1.56%	1.55%
Supplemental Data:
Net assets, end of period (000)	$50,794		$44,988	$36,076	$126,835	$114,674	$131,673
Portfolio turnover	3	%††	3%	9%	3%	1%	6%

	Broad Market Index Class II
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$16.17		$14.82	$11.46	$10.19	$10.27	$8.91
Income from investment operations:
Net investment income	0.09		0.27 ^	0.24 ^	0.24	0.19	0.16
Net realized and unrealized gain (loss)	0.22		1.57	3.57	1.37	(0.09)	1.36

Total from investment operations	0.31		1.84	3.81	1.61	0.10	1.52

Less distributions:
Net investment income	—		(0.28)	(0.24)	(0.24)	(0.18)	(0.16)
Realized gains	—		(0.21)	(0.21)	(0.10)	—	—

Total distributions	—		(0.49)	(0.45)	(0.34)	(0.18)	(0.16)

Net Asset Value, end of period	$16.48		$16.17	$14.82	$11.46	$10.19	$10.27

Total return	1.92	%††	12.38%	33.36%	15.82%	1.07%	17.12%
Ratios to Average Net Assets:
Expenses	0.20	%†	0.20%	0.20%	0.22%	0.21%	0.22%
Net investment income	1.77	%†	1.76%	1.97%	2.09%	1.77%	1.75%
Supplemental Data:
Net assets, end of period (000)	$13,108		$12,767	$15,887	$427,467	$389,031	$406,029
Portfolio turnover	3	%††	3%	9%	3%	1%	6%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$17.32		$15.85 **	$13.05
Income from investment operations:
Net investment income	0.16		0.30 ^	0.23	^
Net realized and unrealized gain	0.17		1.67	3.02

Total from investment operations	0.33		1.97	3.25

Less distributions:
Net investment income	—		(0.29)	(0.24)
Realized gains	—		(0.21)	(0.21)

Total distributions	—		(0.50)	(0.45)

Net Asset Value, end of period	$17.65		$17.32	$15.85	**

Total return	1.91	%††	12.41%	25.01	%**††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20	%†	0.20%	0.21	%†
Expenses net of reimbursements/waivers, if any	0.15	%†	0.15%	0.16	%†
Net Investment Income before reimbursements/waivers	1.77	%†	1.77%	1.81	%†
Net Investment income net of reimbursements/waivers, if any	1.82	%†	1.82%	1.86	%†
Supplemental Data:
Net assets, end of period (000)	$847,434		$826,610	$728,118
Portfolio turnover	3	%††	3%	9	%††

*	Commencement of operations
**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round up to $15.85 (the adjusted price) from $15.84 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$19.91		$19.75	$15.67	$14.02	$15.39	$12.35
Income from investment operations:
Net investment income	0.10		0.28 ^	0.19 ^	0.28	0.16	0.13
Net realized and unrealized gain (loss)	0.83		1.06	5.60	2.21	(0.78)	3.31

Total from investment operations	0.93		1.34	5.79	2.49	(0.62)	3.44

Less distributions:
Net investment income	—		(0.26)	(0.22)	(0.26)	(0.15)	(0.12)
Realized gains	—		(0.92)	(1.49)	(0.58)	(0.60)	(0.28)

Total distributions	—		(1.18)	(1.71)	(0.84)	(0.75)	(0.40)

Net Asset Value, end of period	$20.84		$19.91	$19.75	$15.67	$14.02	$15.39

Total return	4.67	%††	6.80%	37.19%	17.89%	(3.91)%	27.93%
Ratios to Average Net Assets:
Expenses	0.40	%†	0.40%	0.41%	0.43%	0.43%	0.45%
Net investment income	1.25	%†	1.37%	1.10%	1.87%	1.11%	1.16%
Supplemental Data:
Net assets, end of period (000)	$33,758		$31,273	$28,367	$297,378	$247,732	$243,794
Portfolio turnover	11	%††	15%	37%	14%	15%	14%

	Mid/Small Company Index Class II
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$18.60	*	$18.53	$14.78	$13.26	$14.60	$11.73
Income from investment operations:
Net investment income	0.13		0.31 ^	0.20 ^	0.30	0.19	0.15
Net realized and unrealized gain (loss)	0.75		0.99	5.30	2.09	(0.76)	3.14

Total from investment operations	0.88		1.30	5.50	2.39	(0.57)	3.29

Less distributions:
Net investment income	—		(0.31)	(0.26)	(0.29)	(0.17)	(0.14)
Realized gains	—		(0.92)	(1.49)	(0.58)	(0.60)	(0.28)

Total distributions	—		(1.23)	(1.75)	(0.87)	(0.77)	(0.42)

Net Asset Value, end of period	$19.48		$18.60 *	$18.53	$14.78	$13.26	$14.60

Total return	4.73	%††	7.05%*	37.42%	18.17%	(3.70)%	28.15%
Ratios to Average Net Assets:
Expenses	0.20	%†	0.20%	0.21%	0.23%	0.23%	0.25%
Net investment income	1.45	%†	1.65%	1.23%	2.07%	1.30%	1.35%
Supplemental Data:
Net assets, end of period (000)	$15,387		$14,596	$5,541	$194,775	$160,710	$161,178
Portfolio turnover	11	%††	15%	37%	14%	15%	14%

^	Calculated based upon average shares outstanding.
*	Financial reporting includes trade date activity as of December 31, 2014. The inclusion of this activity caused the Fund’s NAV to round up to $18.60 (the adjusted price) from $18.59 (the stated price for December 31, 2014, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$19.92		$19.76	$16.91
Income from investment operations:
Net investment income	0.15		0.33 ^	0.26	^
Net realized and unrealized gain	0.80		1.06	4.34

Total from investment operations	0.95		1.39	4.60

Less distributions:
Net investment income	—		(0.31)	(0.26)
Realized gains	—		(0.92)	(1.49)

Total distributions	—		(1.23)	(1.75)

Net Asset Value, end of period	$20.87		$19.92	$19.76

Total return	4.77	%††	7.05%	27.41	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20	%†	0.20%	0.22	%†
Expenses net of reimbursements/waivers, if any	0.15	%†	0.15%	0.17	%†
Net Investment Income before reimbursements/waivers	1.44	%†	1.56%	1.59	%†
Net Investment income net of reimbursements/waivers, if any	1.49	%†	1.61%	1.64	%†
Supplemental Data:
Net assets, end of period (000)	$724,369		$698,244	$686,939
Portfolio turnover	11	%††	15%	37	%††

*	Commencement of operations
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$11.49		$12.59	$10.61	$9.19	$10.82	$10.30
Income from investment operations:
Net investment income	0.18		0.35	0.22 ^	0.29	0.33	0.23
Net realized and unrealized gain (loss)	0.54		(1.09)	2.04	1.41	(1.68)	0.52

Total from investment operations	0.72		(0.74)	2.26	1.70	(1.35)	0.75

Less distributions:
Net investment income	—		(0.36)	(0.28)	(0.28)	(0.28)	(0.23)
Realized gains	—		—	—	—	—	—

Total distributions	—		(0.36)	(0.28)	(0.28)	(0.28)	(0.23)

Net Asset Value, end of period	$12.21		$11.49	$12.59	$10.61	$9.19	$10.82

Total return	6.27	%††	(5.88)%	21.35%	18.51%	(12.42)%	7.37%
Ratios to Average Net Assets:
Expenses	0.50	%†	0.51%	0.54%	0.55%	0.54%	0.56%
Net investment income	3.60	%†	3.08%	1.91%	2.92%	2.93%	2.27%
Supplemental Data:
Net assets, end of period (000)	$13,215		$11,318	$11,103	$55,335	$44,911	$57,649
Portfolio turnover	1	%††	8%	11%	6%	2%	2%

	Overseas Equity Index Class II
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$10.69		$11.75	$9.91	$8.60	$10.16	$9.69
Income from investment operations:
Net investment income	0.25		0.55	0.15 ^	0.29	0.31	0.23
Net realized and unrealized gain (loss)	0.43		(1.22)	1.99	1.32	(1.57)	0.50

Total from investment operations	0.68		(0.67)	2.14	1.61	(1.26)	0.73

Less distributions:
Net investment income	—		(0.39)	(0.30)	(0.30)	(0.30)	(0.26)
Realized gains	—		—	—	—	—	—
Total distributions	—		(0.39)	(0.30)	(0.30)	(0.30)	(0.26)

Net Asset Value, end of period	$11.37		$10.69	$11.75	$9.91	$8.60	$10.16

Total return	6.36	%††	(5.75)%	21.68%	18.74%	(12.28)%	7.54%
Ratios to Average Net Assets:
Expenses	0.30	%†	0.31%	0.34%	0.35%	0.34%	0.36%
Net investment income	3.79	%†	3.34%	1.49%	3.10%	3.11%	2.45%
Supplemental Data:
Net assets, end of period (000)	$3,549		$3,264	$3,327	$173,354	$132,873	$149,208
Portfolio turnover	1	%††	8%	11%	6%	2%	2%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index T Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$11.49		$12.60	$10.91
Income from investment operations:
Net investment income	0.24		0.41	0.28	^
Net realized and unrealized gain (loss)	0.50		(1.13)	1.71

Total from investment operations	0.74		(0.72)	1.99

Less distributions:
Net investment income	—		(0.39)	(0.30)
Realized gains	—		—	—

Total distributions	—		(0.39)	(0.30)

Net Asset Value, end of period	$12.23	**	$11.49	$12.60

Total return	6.44	%**††	(5.72)%	18.34	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.30	%†	0.31%	0.35	%†
Expenses net of reimbursements/waivers, if any	0.25	%†	0.26%	0.30	%†
Net Investment Income before reimbursements/waivers	3.72	%†	3.30%	2.78	%†
Net Investment income net of reimbursements/waivers, if any	3.77	%†	3.35%	2.83	%†
Supplemental Data:
Net assets, end of period (000)	$256,780		$284,466	$282,482
Portfolio turnover	1	%††	8%	11	%††

*	Commencement of operations
**	Financial reporting includes trade date activity as of June 30, 2015. The inclusion of this activity caused the Fund’s NAV to round up to $12.23 (the adjusted price) from $12.22 (the stated price for June 30, 2015, prior to the inclusion of that day’s activity).
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$24.99		$26.81	$24.89	$23.46	$23.62	$22.13
Income from investment operations:
Net investment income	0.13		0.48	0.22 ^	0.46	0.43	0.40
Net realized and unrealized gain (loss)	0.20		0.37	2.52	1.62	(0.16)	1.50

Total from investment operations	0.33		0.85	2.74	2.08	0.27	1.90

Less distributions:
Net investment income	—		(0.42)	(0.34)	(0.51)	(0.43)	(0.41)
Realized gains	—		(2.25)	(0.48)	(0.14)	—	—

Total distributions	—		(2.67)	(0.82)	(0.65)	(0.43)	(0.41)

Net Asset Value, end of period	$25.32		$24.99	$26.81	$24.89	$23.46	$23.62

Total return	1.32	%††	3.15%	11.03%	8.88%	1.15%	8.60%
Ratios to Average Net Assets:
Expenses	0.38	%†	0.38%	0.24%	0.13%	0.12%	0.13%
Net investment income	0.89	%†	1.50%	0.86%	1.66%	1.67%	1.80%
Supplemental Data:
Net assets, end of period (000)	$102,167		$111,406	$102,862	$607,812	$556,164	$586,912
Portfolio turnover	2	%††	32%	11%	7%	14%	23%

	Model Portfolio Conservative Growth TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$25.00		$26.81	$25.52
Income from investment operations:
Net investment income	0.15		0.57	0.35 ^
Net realized and unrealized gain	0.21		0.35	1.82

Total from investment operations	0.36		0.92	2.17

Less distributions:
Net investment income	—		(0.48)	(0.40)
Realized gains	—		(2.25)	(0.48)

Total distributions	—		(2.73)	(0.88)

Net Asset Value, end of period	$25.36		$25.00	$26.81

Total return	1.44	%††	3.43%	8.50%††
Ratios to Average Net Assets:
Expenses	0.13	%†	0.13%	0.13%†
Net investment income	1.16	%†	1.70%	1.59%†
Supplemental Data:
Net assets, end of period (000)	$554,548		$560,313	$558,569
Portfolio turnover	2	%††	32%	11%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$25.45		$26.38	$23.25	$21.52	$22.17	$20.28
Income from investment operations:
Net investment income	0.05		0.55	0.16 ^	0.42	0.38	0.33
Net realized and unrealized gain (loss)	0.41		0.64	3.96	1.99	(0.50)	1.89

Total from investment operations	0.46		1.19	4.12	2.41	(0.12)	2.22

Less distributions:
Net investment income	—		(0.43)	(0.32)	(0.42)	(0.48)	(0.33)
Realized gains	—		(1.69)	(0.67)	(0.26)	(0.05)	—

Total distributions	—		(2.12)	(0.99)	(0.68)	(0.53)	(0.33)

Net Asset Value, end of period	$25.91		$25.45	$26.38	$23.25	$21.52	$22.17

Total return	1.81	%††	4.51%	17.74%	11.20%	(0.56)%	10.95%
Ratios to Average Net Assets:
Expenses	0.36	%†	0.36%	0.18%	0.11%	0.11%	0.12%
Net investment income	0.47	%†	1.61%	0.64%	1.66%	1.52%	1.57%
Supplemental Data:
Net assets, end of period (000)	$146,726		$139,645	$124,346	$1,493,678	$1,366,108	$1,495,757
Portfolio turnover	2	%††	18%	9%	7%	13%	15%

	Model Portfolio Traditional Growth TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$25.46		$26.38	$24.12
Income from investment operations:
Net investment income	0.09		0.65	0.35 ^
Net realized and unrealized gain	0.41		0.62	2.96

Total from investment operations	0.50		1.27	3.31

Less distributions:
Net investment income	—		(0.50)	(0.38)
Realized gains	—		(1.69)	(0.67)

Total distributions	—		(2.19)	(1.05)

Net Asset Value, end of period	$25.96		$25.46	$26.38

Total return	1.96	%††	4.80%	13.71%††
Ratios to Average Net Assets:
Expenses	0.11	%†	0.11%	0.12%†
Net investment income	0.71	%†	1.79%	1.64%†
Supplemental Data:
Net assets, end of period (000)	$1,581,153		$1,578,060	$1,565,740
Portfolio turnover	2	%††	18%	9%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$25.28		$26.06	$22.20	$20.32	$21.41	$19.30
Income from investment operations:
Net investment income	0.04		0.60	0.11 ^	0.38	0.35	0.27
Net realized and unrealized gain (loss)	0.51		0.80	4.90	2.24	(0.77)	2.15

Total from investment operations	0.55		1.40	5.01	2.62	(0.42)	2.42

Less distributions:
Net investment income	—		(0.43)	(0.32)	(0.38)	(0.40)	(0.31)
Realized gains	—		(1.75)	(0.83)	(0.36)	(0.27)	—

Total distributions	—		(2.18)	(1.15)	(0.74)	(0.67)	(0.31)

Net Asset Value, end of period	$25.83		$25.28	$26.06	$22.20	$20.32	$21.41

Total return	2.18	%††	5.39%	22.55%	12.93%	(1.98)%	12.54%
Ratios to Average Net Assets:
Expenses	0.36	%†	0.36%	0.16%	0.11%	0.11%	0.12%
Net investment income	0.16	%†	1.63%	0.48%	1.65%	1.42%	1.40%
Supplemental Data:
Net assets, end of period (000)	$114,861		$121,562	$108,362	$1,896,812	$1,712,228	$1,848,430
Portfolio turnover	1	%††	15%	10%	7%	11%	10%

	Model Portfolio Long-Term Growth TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$25.29		$26.07	$23.25
Income from investment operations:
Net investment income	0.05		0.71	0.35 ^
Net realized and unrealized gain	0.53		0.76	3.67

Total from investment operations	0.58		1.47	4.02

Less distributions:
Net investment income	—		(0.50)	(0.37)
Realized gains	—		(1.75)	(0.83)

Total distributions	—		(2.25)	(1.20)

Net Asset Value, end of period	$25.87		$25.29	$26.07

Total return	2.29	%††	5.64%	17.28%††
Ratios to Average Net Assets:
Expenses	0.11	%†	0.11%	0.11%†
Net investment income	0.41	%†	1.81%	1.67%†
Supplemental Data:
Net assets, end of period (000)	$2,145,128		$2,129,793	$2,103,778
Portfolio turnover	1	%††	15%	10%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$25.98		$26.85	$21.34	$18.69	$19.81	$17.38
Income from investment operations:
Net investment income (loss)	(0.04)		0.41	0.05 ^	0.32	0.28	0.16
Net realized and unrealized gain (loss)	0.63		1.20	6.43	2.67	(1.12)	2.43

Total from investment operations	0.59		1.61	6.48	2.99	(0.84)	2.59

Less distributions:
Net investment income	—		(0.40)	(0.33)	(0.22)	(0.28)	(0.16)
Realized gains	—		(2.08)	(0.64)	(0.12)	—	—

Total distributions	—		(2.48)	(0.97)	(0.34)	(0.28)	(0.16)

Net Asset Value, end of period	$26.57		$25.98	$26.85	$21.34	$18.69	$19.81

Total return	2.27	%††	5.98%	30.36%	16.00%	(4.23)%	14.93%
Ratios to Average Net Assets:
Expenses	0.37	%†	0.37%	0.17%	0.12%	0.12%	0.13%
Net investment income (loss)	(0.31	)%†	1.32%	0.20%	1.37%	1.24%	0.95%
Supplemental Data:
Net assets, end of period (000)	$54,882		$53,715	$49,174	$709,330	$649,826	$715,090
Portfolio turnover	2	%††	13%	8%	9%	9%	6%

	Model Portfolio All-Equity Growth TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$25.99		$26.86	$22.67
Income from investment operations:
Net investment income (loss)	(0.01)		0.73	0.30 ^
Net realized and unrealized gain	0.64		0.94	4.91

Total from investment operations	0.63		1.67	5.21

Less distributions:
Net investment income	—		(0.46)	(0.38)
Realized gains	—		(2.08)	(0.64)

Total distributions	—		(2.54)	(1.02)

Net Asset Value, end of period	$26.62		$25.99	$26.86

Total return	2.42	%††	6.23%	22.98%††
Ratios to Average Net Assets:
Expenses	0.12	%†	0.12%	0.12%†
Net investment income (loss)	(0.06	)%†	1.53%	1.45%†
Supplemental Data:
Net assets, end of period (000)	$904,731		$902,913	$876,894
Portfolio turnover	2	%††	13%	8%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone Retirement Income Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$10.62		$10.90	$10.58	$10.18	$10.33	$9.81
Income from investment operations:
Net investment income	0.04		0.19	0.11 ^	0.20	0.20	0.12
Net realized and unrealized gain	0.09		0.19	0.54	0.53	0.05	0.56

Total from investment operations	0.13		0.38	0.65	0.73	0.25	0.68

Less distributions:
Net investment income	—		(0.17)	(0.13)	(0.20)	(0.20)	(0.15)
Realized gains	—		(0.49)	(0.20)	(0.13)	(0.20)	(0.01)

Total distributions	—		(0.66)	(0.33)	(0.33)	(0.40)	(0.16)

Net Asset Value, end of period	$10.75		$10.62	$10.90	$10.58	$10.18	$10.33

Total return	1.22	%††	3.50%	6.14%	7.18%	2.37%	6.93%
Ratios to Average Net Assets:
Expenses	0.39	%†	0.39%	0.30%	0.14%	0.15%	0.18%
Net investment income	0.80	%†	1.48%	1.04%	1.66%	1.79%	2.49%
Supplemental Data:
Net assets, end of period (000)	$88,238		$87,999	$86,048	$238,158	$220,063	$215,961
Portfolio turnover	3	%††	37%	10%	8%	19%	25%

	Milestone Retirement Income TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.62		$10.91	$10.75
Income from investment operations:
Net investment income	0.06		0.22	0.14 ^
Net realized and unrealized gain	0.08		0.18	0.37

Total from investment operations	0.14		0.40	0.51

Less distributions:
Net investment income	—		(0.20)	(0.15)
Realized gains	—		(0.49)	(0.20)

Total distributions	—		(0.69)	(0.35)

Net Asset Value, end of period	$10.76		$10.62	$10.91

Total return	1.32	%††	3.66%	4.76%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%	0.14%†
Net investment income	1.05	%†	1.73%	1.56%†
Supplemental Data:
Net assets, end of period (000)	$241,963		$244,595	$237,584
Portfolio turnover	3	%††	37%	10%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2010 Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$10.73		$11.33	$10.65	$10.10	$10.24	$9.56
Income from investment operations:
Net investment income	0.04		0.21	0.10 ^	0.20	0.19	0.10
Net realized and unrealized gain (loss)	0.11		0.24	1.08	0.76	(0.04)	0.71

Total from investment operations	0.15		0.45	1.18	0.96	0.15	0.81

Less distributions:
Net investment income	—		(0.18)	(0.13)	(0.20)	(0.21)	(0.13)
Realized gains	—		(0.87)	(0.37)	(0.21)	(0.08)	—

Total distributions	—		(1.05)	(0.50)	(0.41)	(0.29)	(0.13)

Net Asset Value, end of period	$10.88		$10.73	$11.33	$10.65	$10.10	$10.24

Total return	1.40	%††	3.94%	11.12%	9.53%	1.41%	8.51%
Ratios to Average Net Assets:
Expenses	0.39	%†	0.39%	0.29%	0.14%	0.15%	0.18%
Net investment income	0.75	%†	1.48%	0.88%	1.58%	1.75%	2.11%
Supplemental Data:
Net assets, end of period (000)	$70,860		$72,333	$71,804	$234,023	$222,275	$217,770
Portfolio turnover	4	%††	39%	15%	11%	22%	33%

	Milestone 2010 TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.73		$11.34	$10.92
Income from investment operations:
Net investment income	0.06		0.24	0.15 ^
Net realized and unrealized gain	0.10		0.23	0.79

Total from investment operations	0.16		0.47	0.94

Less distributions:
Net investment income	—		(0.21)	(0.15)
Realized gains	—		(0.87)	(0.37)

Total distributions	—		(1.08)	(0.52)

Net Asset Value, end of period	$10.89		$10.73	$11.34

Total return	1.49	%††	4.11%	8.68%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%	0.14%†
Net investment income	1.00	%†	1.73%	1.54%†
Supplemental Data:
Net assets, end of period (000)	$213,024		$219,041	$218,248
Portfolio turnover	4	%††	39%	15%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2015 Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$11.14		$11.92	$10.87	$10.16	$10.35	$9.53
Income from investment operations:
Net investment income	0.04		0.22	0.10 ^	0.20	0.18	0.12
Net realized and unrealized gain (loss)	0.13		0.29	1.39	0.84	(0.10)	0.85

Total from investment operations	0.17		0.51	1.49	1.04	0.08	0.97

Less distributions:
Net investment income	—		(0.19)	(0.14)	(0.20)	(0.21)	(0.14)
Realized gains	—		(1.10)	(0.30)	(0.13)	(0.06)	(0.01)

Total distributions	—		(1.29)	(0.44)	(0.33)	(0.27)	(0.15)

Net Asset Value, end of period	$11.31		$11.14	$11.92	$10.87	$10.16	$10.35

Total return	1.53	%††	4.23%	13.75%	10.25%	0.70%	10.20%
Ratios to Average Net Assets:
Expenses	0.38	%†	0.38%	0.26%	0.13%	0.14%	0.15%
Net investment income	0.63	%†	1.54%	0.86%	1.68%	1.72%	1.96%
Supplemental Data:
Net assets, end of period (000)	$113,620		$113,514	$106,285	$434,638	$381,855	$363,144
Portfolio turnover	4	%††	35%	11%	8%	20%	15%

	Milestone 2015 TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$11.14		$11.92	$11.21
Income from investment operations:
Net investment income	0.05		0.26	0.16 ^
Net realized and unrealized gain	0.14		0.28	1.02

Total from investment operations	0.19		0.54	1.18

Less distributions:
Net investment income	—		(0.22)	(0.17)
Realized gains	—		(1.10)	(0.30)

Total distributions	—		(1.32)	(0.47)

Net Asset Value, end of period	$11.33		$11.14	$11.92

Total return	1.71	%††	4.48%	10.51%††
Ratios to Average Net Assets:
Expenses	0.13	%†	0.13%	0.13%†
Net investment income	0.88	%†	1.78%	1.65%†
Supplemental Data:
Net assets, end of period (000)	$457,348		$466,543	$449,872
Portfolio turnover	4	%††	35%	11%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2020 Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$11.73		$12.33	$10.94	$10.10	$10.34	$9.43
Income from investment operations:
Net investment income	0.03		0.24	0.11 ^	0.21	0.18	0.14
Net realized and unrealized gain (loss)	0.18		0.32	1.73	0.92	(0.20)	0.92

Total from investment operations	0.21		0.56	1.84	1.13	(0.02)	1.06

Less distributions:
Net investment income	—		(0.20)	(0.16)	(0.20)	(0.18)	(0.14)
Realized gains	—		(0.96)	(0.29)	(0.09)	(0.04)	(0.01)

Total distributions	—		(1.16)	(0.45)	(0.29)	(0.22)	(0.15)

Net Asset Value, end of period	$11.94		$11.73	$12.33	$10.94	$10.10	$10.34

Total return	1.79	%††	4.49%	16.83%	11.25%	(0.26)%	11.27%
Ratios to Average Net Assets:
Expenses	0.38	%†	0.38%	0.25%	0.13%	0.13%	0.15%
Net investment income	0.54	%†	1.67%	0.92%	1.81%	1.73%	1.93%
Supplemental Data:
Net assets, end of period (000)	$128,240		$119,097	$101,059	$470,664	$386,327	$344,033
Portfolio turnover	3	%††	21%	9%	7%	16%	10%

	Milestone 2020 TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$11.73		$12.33	$11.33
Income from investment operations:
Net investment income	0.05		0.28	0.18 ^
Net realized and unrealized gain	0.18		0.30	1.29

Total from investment operations	0.23		0.58	1.47

Less distributions:
Net investment income	—		(0.23)	(0.18)
Realized gains	—		(0.95)	(0.29)

Total distributions	—		(1.18)	(0.47)

Net Asset Value, end of period	$11.96		$11.73	$12.33

Total return	1.96	%††	4.73%	13.02%††
Ratios to Average Net Assets:
Expenses	0.13	%†	0.13%	0.13%†
Net investment income	0.79	%†	1.91%	1.83%†
Supplemental Data:
Net assets, end of period (000)	$663,538		$632,326	$548,048
Portfolio turnover	3	%††	21%	9%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2025 Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$11.97		$12.61	$10.90	$9.97	$10.27	$9.28
Income from investment operations:
Net investment income	0.02		0.26	0.11 ^	0.20	0.17	0.13
Net realized and unrealized gain (loss)	0.22		0.34	2.03	1.02	(0.26)	1.00

Total from investment operations	0.24		0.60	2.14	1.22	(0.09)	1.13

Less distributions:
Net investment income	—		(0.21)	(0.16)	(0.20)	(0.17)	(0.12)
Realized gains	—		(1.03)	(0.27)	(0.09)	(0.04)	(0.02)

Total distributions	—		(1.24)	(0.43)	(0.29)	(0.21)	(0.14)

Net Asset Value, end of period	$12.21		$11.97	$12.61	$10.90	$9.97	$10.27

Total return	2.01	%††	4.76%	19.67%	12.24%	(0.85)%	12.25%
Ratios to Average Net Assets:
Expenses	0.38	%†	0.38%	0.26%	0.14%	0.14%	0.16%
Net investment income	0.43	%†	1.75%	0.97%	1.85%	1.71%	1.77%
Supplemental Data:
Net assets, end of period (000)	$115,216		$105,615	$86,764	$383,446	$301,275	$267,155
Portfolio turnover	3	%††	18%	8%	5%	15%	7%

	Milestone 2025 TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$11.98		$12.62	$11.35
Income from investment operations:
Net investment income	0.04		0.30	0.19 ^
Net realized and unrealized gain	0.21		0.33	1.54

Total from investment operations	0.25		0.63	1.73

Less distributions:
Net investment income	—		(0.24)	(0.19)
Realized gains	—		(1.03)	(0.27)

Total distributions	—		(1.27)	(0.46)

Net Asset Value, end of period	$12.23		$11.98	$12.62

Total return	2.09	%††	4.99%	15.23%††
Ratios to Average Net Assets:
Expenses	0.13	%†	0.13%	0.13%†
Net investment income	0.68	%†	1.98%	1.91%†
Supplemental Data:
Net assets, end of period (000)	$574,488		$537,449	$454,269
Portfolio turnover	3	%††	18%	8%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2030 Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$12.28		$13.02	$11.03	$10.00	$10.34	$9.26
Income from investment operations:
Net investment income	0.02		0.28	0.11 ^	0.20	0.17	0.12
Net realized and unrealized gain (loss)	0.25		0.38	2.35	1.13	(0.32)	1.09

Total from investment operations	0.27		0.66	2.46	1.33	(0.15)	1.21

Less distributions:
Net investment income	—		(0.22)	(0.16)	(0.20)	(0.17)	(0.12)
Realized gains	—		(1.18)	(0.31)	(0.10)	(0.02)	(0.01)

Total distributions	—		(1.40)	(0.47)	(0.30)	(0.19)	(0.13)

Net Asset Value, end of period	$12.55		$12.28	$13.02	$11.03	$10.00	$10.34

Total return	2.20	%††	5.04%	22.33%	13.28%	(1.46)%	13.11%
Ratios to Average Net Assets:
Expenses	0.38	%†	0.38%	0.27%	0.14%	0.15%	0.16%
Net investment income	0.28	%†	1.78%	0.95%	1.81%	1.65%	1.53%
Supplemental Data:
Net assets, end of period (000)	$105,785		$96,057	$78,295	$305,077	$236,452	$211,155
Portfolio turnover	3	%††	19%	8%	5%	14%	7%

	Milestone 2030 TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.29		$13.03	$11.54
Income from investment operations:
Net investment income	0.03		0.31	0.20 ^
Net realized and unrealized gain	0.25		0.38	1.79

Total from investment operations	0.28		0.69	1.99

Less distributions:
Net investment income	—		(0.25)	(0.19)
Realized gains	—		(1.18)	(0.31)

Total distributions	—		(1.43)	(0.50)

Net Asset Value, end of period	$12.57		$12.29	$13.03

Total return	2.28	%††	5.27%	17.22%††
Ratios to Average Net Assets:
Expenses	0.13	%†	0.13%	0.14%†
Net investment income	0.53	%†	2.03%	1.88%†
Supplemental Data:
Net assets, end of period (000)	$475,677		$439,894	$361,005
Portfolio turnover	3	%††	19%	8%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2035 Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$12.46		$13.22	$10.99	$9.86	$10.28	$9.10
Income from investment operations:
Net investment income	0.00	#	0.29	0.11 ^	0.20	0.16	0.10
Net realized and unrealized gain (loss)	0.28		0.40	2.64	1.23	(0.39)	1.20

Total from investment operations	0.28		0.69	2.75	1.43	(0.23)	1.30

Less distributions:
Net investment income	—		(0.22)	(0.16)	(0.20)	(0.16)	(0.10)
Realized gains	—		(1.23)	(0.36)	(0.10)	(0.03)	(0.02)

Total distributions	—		(1.45)	(0.52)	(0.30)	(0.19)	(0.12)

Net Asset Value, end of period	$12.74		$12.46	$13.22	$10.99	$9.86	$10.28

Total return	2.25	%††	5.24%	25.02%	14.47%	(2.24)%	14.33%
Ratios to Average Net Assets:
Expenses	0.39	%†	0.39%	0.29%	0.15%	0.17%	0.19%
Net investment income	0.08	%†	1.76%	0.90%	1.78%	1.62%	1.35%
Supplemental Data:
Net assets, end of period (000)	$78,066		$71,010	$58,607	$202,649	$150,472	$133,121
Portfolio turnover	4	%††	20%	8%	5%	13%	7%

	Milestone 2035 TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.46		$13.22	$11.55
Income from investment operations:
Net investment income	0.02		0.32	0.20 ^
Net realized and unrealized gain	0.29		0.41	2.01

Total from investment operations	0.31		0.73	2.21

Less distributions:
Net investment income	—		(0.26)	(0.18)
Realized gains	—		(1.23)	(0.36)

Total distributions	—		(1.49)	(0.54)

Net Asset Value, end of period	$12.77		$12.46	$13.22

Total return	2.49	%††	5.48%	19.17%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%	0.14%†
Net investment income	0.33	%†	2.03%	1.85%†
Supplemental Data:
Net assets, end of period (000)	$320,570		$300,615	$244,635
Portfolio turnover	4	%††	20%	8%††

^	Calculated based upon average shares outstanding.
#	Rounds to less than $0.01
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2040 Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$12.62		$13.50	$11.16	$9.86	$10.30	$9.07
Income from investment operations:
Net investment income (loss)	(0.01)		0.30	0.10 ^	0.20	0.17	0.10
Net realized and unrealized gain (loss)	0.32		0.42	2.93	1.31	(0.44)	1.25

Total from investment operations	0.31		0.72	3.03	1.51	(0.27)	1.35

Less distributions:
Net investment income	—		(0.23)	(0.16)	(0.19)	(0.17)	(0.10)
Realized gains	—		(1.37)	(0.53)	(0.02)	—	(0.02)

Total distributions	—		(1.60)	(0.69)	(0.21)	(0.17)	(0.12)

Net Asset Value, end of period	$12.93		$12.62	$13.50	$11.16	$9.86	$10.30

Total return	2.46	%††	5.34%	27.12%	15.33%	(2.61)%	14.91%
Ratios to Average Net Assets:
Expenses	0.39	%†	0.39%	0.28%	0.16%	0.17%	0.18%
Net investment income (loss)	(0.13	)%†	1.76%	0.82%	1.77%	1.67%	1.20%
Supplemental Data:
Net assets, end of period (000)	$70,445		$66,928	$53,970	$197,376	$146,032	$132,306
Portfolio turnover	5	%††	22%	8%	4%	14%	21%

	Milestone 2040 TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.63		$13.50	$11.77
Income from investment operations:
Net investment income	0.01		0.33	0.20 ^
Net realized and unrealized gain	0.31		0.44	2.24

Total from investment operations	0.32		0.77	2.44

Less distributions:
Net investment income	—		(0.26)	(0.18)
Realized gains	—		(1.38)	(0.53)

Total distributions	—		(1.64)	(0.71)

Net Asset Value, end of period	$12.95		$12.63	$13.50

Total return	2.53	%††	5.65%	20.74%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%	0.14%†
Net investment income	0.12	%†	2.00%	1.80%†
Supplemental Data:
Net assets, end of period (000)	$310,454		$290,826	$240,813
Portfolio turnover	5	%††	22%	8%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2045 Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,				For the Period from January 4, 2010* to December 31, 2010
			2014	2013	2012	2011
Net Asset Value, beginning of period	$14.06		$14.52	$11.99	$10.71	$11.33	$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.32	0.13 ^	0.22	0.17	0.10
Net realized and unrealized gain (loss)	0.37		0.47	3.19	1.43	(0.49)	1.36

Total from investment operations	0.35		0.79	3.32	1.65	(0.32)	1.46

Less distributions:
Net investment income	—		(0.24)	(0.16)	(0.22)	(0.17)	(0.10)
Realized gains	—		(1.01)	(0.63)	(0.15)	(0.13)	(0.03)

Total distributions	—		(1.25)	(0.79)	(0.37)	(0.30)	(0.13)

Net Asset Value, end of period	$14.41		$14.06	$14.52	$11.99	$10.71	$11.33

Total return	2.49	%††	5.42%	27.69%	15.49%	(2.81)%	14.62	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.42	%†	0.43%	0.39%	0.25%	0.36%	0.87	%†
Expenses net of reimbursements/waivers, if any	0.42	%†	0.43%	0.39%	0.25%	0.35%	0.34	%†
Net Investment income (loss) before reimbursements/waivers	(0.28	)%†	1.82%	0.95%	1.91%	1.68%	1.67	%†
Net Investment income (loss) net of reimbursements/waivers, if any	(0.28	)%†	1.82%	0.95%	1.91%	1.69%	2.19	%†
Supplemental Data:
Net assets, end of period (000)	$38,056		$33,389	$24,388	$53,824	$33,434	$22,363
Portfolio turnover	4	%††	24%	9%	18%	14%	8	%††

	Milestone 2045 TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$14.07		$14.53	$12.66
Income from investment operations:
Net investment income	0.00	#	0.35	0.22 ^
Net realized and unrealized gain	0.37		0.47	2.46

Total from investment operations	0.37		0.82	2.68

Less distributions:
Net investment income	—		(0.27)	(0.18)
Realized gains	—		(1.01)	(0.63)

Total distributions	—		(1.28)	(0.81)

Net Asset Value, end of period	$14.44		$14.07	$14.53

Total return	2.63	%††	5.65%	21.21%††
Ratios to Average Net Assets:
Expenses	0.17	%†	0.18%	0.21%†
Net investment income (loss)	(0.03	)%†	2.11%	1.87%†
Supplemental Data:
Net assets, end of period (000)	$120,137		$105,502	$73,807
Portfolio turnover	4	%††	24%	9%††

#	Rounds to less than $0.01
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2050 Investor M Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31,		For the Period from September 10, 2012* to December 31, 2012
			2014	2013
Net Asset Value, beginning of period	$12.53		$12.74	$10.25	$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.27	0.13 ^	0.02
Net realized and unrealized gain	0.33		0.40	2.66	0.25

Total from investment operations	0.31		0.67	2.79	0.27

Less distributions:
Net investment income	—		(0.20)	(0.12)	(0.02)
Realized gains	—		(0.68)	(0.18)	—

Total distributions	—		(0.88)	(0.30)	(0.02)

Net Asset Value, end of period	$12.84		$12.53	$12.74	$10.25

Total return	2.47	%††	5.26%	27.24%	2.66	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.52	%†	0.60%	1.05%	9.98	%†
Expenses net of reimbursements/waivers, if any	0.52	%†	0.54%	0.56%	0.36	%†
Net Investment income (loss) before reimbursements/waivers	(0.37	)%†	1.79%	0.65%	(6.43	)%†
Net Investment income (loss) net of reimbursements/waivers, if any	(0.37	)%†	1.86%	1.14%	3.19	%†
Supplemental Data:
Net assets, end of period (000)	$14,441		$11,111	$6,848	$6,769
Portfolio turnover	7	%††	29%	24%	1	%††

	Milestone 2050 TM Shares
	For the Period from January 1, 2015 to June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.54		$12.74	$10.83
Income from investment operations:
Net investment income (loss)	(0.01)		0.30	0.24 ^
Net realized and unrealized gain	0.34		0.41	1.99

Total from investment operations	0.33		0.71	2.23

Less distributions:
Net investment income	—		(0.23)	(0.14)
Realized gains	—		(0.68)	(0.18)

Total distributions	—		(0.91)	(0.32)

Net Asset Value, end of period	$12.87		$12.54	$12.74

Total return	2.63	%††	5.55%	20.61%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.27	%†	0.35%	0.78%†
Expenses net of reimbursements/waivers, if any	0.27	%†	0.29%	0.37%†
Net Investment income (loss) before reimbursements/waivers	(0.12	)%†	2.31%	1.95%†
Net Investment income (loss) net of reimbursements/waivers, if any	(0.12	)%†	2.37%	2.36%†
Supplemental Data:
Net assets, end of period (000)	$42,522		$32,792	$15,442
Portfolio turnover	7	%††	29%	24%††

*	Commencement of operations
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Vantagepoint Funds (the “Company”) was organized as a Delaware statutory trust on July 28, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company consisted of the following series as of June 30, 2015:

The “Actively Managed Funds”:	The “Index Funds”:
Low Duration Bond Fund	Core Bond Index Fund
Inflation Focused Fund	500 Stock Index Fund
High Yield Fund	Broad Market Index Fund
Equity Income Fund	Mid/Small Company Index Fund
Growth & Income Fund	Overseas Equity Index Fund
Growth Fund
Select Value Fund
Aggressive Opportunities Fund
Discovery Fund
International Fund
Diversifying Strategies Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Conservative Growth Fund
Milestone 2010 Fund	Model Portfolio Traditional Growth Fund
Milestone 2015 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2020 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2025 Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund
Milestone 2045 Fund
Milestone 2050 Fund

The Actively Managed Funds (other than the Diversifying Strategies Fund and High Yield Fund) each offer two classes of shares: Investor Shares and T Shares. The Diversifying Strategies Fund and High Yield Fund each offer only one class of shares: T Shares. The Index Funds each offer three classes of shares: Class I Shares, Class II Shares, and T Shares. Lastly, the Model Portfolio Funds and Milestone Funds each offer two classes of shares: Investor M Shares and TM Shares.

The Model Portfolio Funds Structure

The Model Portfolio Funds invest in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds (“ETFs,” and, together with other Vantagepoint Funds, “underlying funds”). Subject to the supervision of the Company’s Board of Directors (“Board”), Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”) may make changes to the underlying fund allocations for the Model Portfolios based on its periodic analysis to identify the allocation of assets among the different underlying fund allocations for the Model Portfolio Funds that it believes is appropriate for each Model Portfolio Fund. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Model Portfolio Fund and the target investment allocation to each underlying fund as of June 30, 2015 were as follows:

	Conservative Growth	Traditional Growth	Long- Term Growth	All-Equity Growth
Fixed Income—%
Low Duration Bond	27.55%	9.70%	0.00%	0.00%
Core Bond Index	16.30%	16.05%	12.00%	0.00%
Inflation Focused	7.50%	3.40%	0.00%	0.00%
High Yield	9.65%	4.85%	3.00%	0.00%

Total Fixed Income—%	61.00%	34.00%	15.00%	0.00%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Conservative Growth	Traditional Growth	Long- Term Growth	All-Equity Growth
Equity—%
Equity Income	7.30%	11.00%	14.70%	23.00%
Growth & Income	5.25%	11.25%	14.55%	17.25%
Growth	4.80%	8.90%	10.95%	14.00%
Select Value	2.55%	4.50%	6.85%	10.25%
Aggressive Opportunities	1.40%	3.05%	5.00%	9.25%
Discovery	1.40%	2.60%	3.70%	6.25%
International	6.35%	11.05%	14.15%	17.00%
Third Party Emerging Markets ETF	0.95%	1.65%	2.10%	3.00%

Total Equity—%	30.00%	54.00%	72.00%	100.00%

Multi-Strategy—%
Diversifying Strategies	9.00%	12.00%	13.00%	0.00%

Total Multi-Strategy—%	9.00%	12.00%	13.00%	0.00%

Total—%	100.00%	100.00%	100.00%	100.00%

The Model Portfolio Funds invest in the T Shares of the underlying Vantagepoint Funds.

The Milestone Funds Structure

The Milestone Funds invest in the underlying funds as defined above. Subject to the supervision of the Board, VIA may make changes to the underlying fund allocations for the Milestone Funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is appropriate for each Milestone Fund. Each Milestone Fund invests in a combination of underlying funds that is believed to be appropriate for investors who expect to begin making gradual withdrawals from the Milestone Fund, typically at or after retirement, in or around the year stated in the Milestone Fund’s name, except for the Milestone Retirement Income Fund which may be appropriate for, among others, those who have already begun to make such withdrawals. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative over time until the Milestone Fund achieves a constant asset allocation approximately ten years after the year designated in its name. The Milestone 2045 and the Milestone 2050 Fund have not yet been adjusted because of their long remaining time horizon. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Milestone Fund and the target investment allocation to each underlying fund as of June 30, 2015, were as follows:

	Milestone Funds
	Retirement Income	2010	2015	2020	2025
Fixed Income—%
Low Duration Bond	26.30%	18.95%	16.65%	11.69%	7.85%
Core Bond Index	20.60%	21.61%	19.28%	18.73%	16.25%
Inflation Focused	10.50%	10.08%	6.90%	4.38%	2.01%
High Yield	5.60%	5.93%	4.77%	4.31%	4.17%

Total Fixed Income—%	63.00%	56.57%	47.60%	39.11%	30.28%

Equity—%
Equity Income	7.35%	8.46%	9.76%	11.82%	14.15%
Growth & Income	7.35%	7.05%	7.48%	8.98%	10.05%
Growth	2.75%	4.89%	6.24%	7.15%	8.43%
Select Value	0.35%	0.18%	0.49%	0.58%	0.66%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Milestone Funds
	Retirement Income	2010	2015	2020	2025
Mid/Small Company Index	3.90%	4.68%	5.11%	6.08%	6.92%
Aggressive Opportunities	0.35%	0.18%	0.49%	0.58%	0.66%
Discovery	0.35%	0.18%	0.49%	0.58%	0.66%
International	6.30%	6.90%	8.57%	10.06%	11.48%
Third Party Emerging Markets ETF	1.30%	1.36%	1.77%	2.06%	2.51%

Total Equity—%	30.00%	33.88%	40.40%	47.89%	55.52%

Multi-Strategy—%
Diversifying Strategies	7.00%	9.55%	12.00%	13.00%	14.20%

Total Multi-Strategy—%	7.00%	9.55%	12.00%	13.00%	14.20%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

	Milestone Funds
	2030	2035	2040	2045	2050
Fixed Income—%
Low Duration Bond	3.97%	0.77%	0.00%	0.00%	0.00%
Core Bond Index	13.48%	9.73%	4.14%	0.00%	0.00%
Inflation Focused	0.68%	0.19%	0.00%	0.00%	0.00%
High Yield	3.47%	2.24%	1.30%	1.00%	1.00%

Total Fixed Income—%	21.60%	12.93%	5.44%	1.00%	1.00%

Equity—%
Equity Income	16.21%	18.93%	21.87%	24.00%	24.00%
Growth & Income	10.41%	11.58%	12.41%	11.45%	11.45%
Growth	10.27%	11.36%	12.18%	13.90%	13.90%
Select Value	0.77%	0.87%	0.96%	1.00%	1.00%
Mid/Small Company Index	8.02%	9.14%	10.00%	10.45%	10.45%
Aggressive Opportunities	0.77%	0.87%	0.96%	1.00%	1.00%
Discovery	0.77%	0.87%	0.96%	1.00%	1.00%
International	13.28%	15.21%	16.73%	17.45%	17.45%
Third Party Emerging Markets ETF	2.90%	3.24%	3.49%	3.75%	3.75%

Total Equity—%	63.40%	72.07%	79.56%	84.00%	84.00%

Multi-Strategy—%
Diversifying Strategies	15.00%	15.00%	15.00%	15.00%	15.00%

Total Multi-Strategy—%	15.00%	15.00%	15.00%	15.00%	15.00%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

The Milestone Funds invest in the T Shares of the underlying Vantagepoint Funds.

Since the Model Portfolio Funds and Milestone Funds invested entirely in underlying funds during the period, investment earnings for this period are composed of:

1.	ordinary and capital gain dividends from the underlying funds,

2.	unrealized appreciation/depreciation on investments in the underlying funds, and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Subadviser Changes from January 1, 2015 to June 30, 2015

At a meeting held on June 19, 2015, VIA recommended and the Board approved the termination of Atlanta Capital Management Company LLC as a subadviser to the Growth Fund.

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as changes in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

Fair Value Measurements

The Board has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a fund must use the fair value of the asset, as determined in good faith by the Board. The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from VIA and officers of the Company. When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a fund calculates its NAV because an event that will affect their value has occurred since the closing prices were established on the relevant domestic or foreign exchange or market but before the fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) earnings multiples; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; and (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls are subject to review by the Chief Compliance Officer of the Company, and fair value processes and fair value determinations are subject to review by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the fund determines its NAV per share. As a result, the fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3	—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Prices for debt instruments and floating rate loans normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the six month period ended June 30, 2015 endeavored to maximize the use of observable inputs and minimize the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The following is a summary of the inputs used as of June 30, 2015, in valuing each fund’s investments carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Low Duration Bond Fund
Investments in Securities:
Corporate Obligations	$—	$480,754,372	$—	$480,754,372
Floating Rate Loans	—	4,938,582	—	4,938,582
Mortgage-Backed Securities	—	41,111,175	—	41,111,175
U.S. Treasury Obligations	—	124,232,865	—	124,232,865
Government Related Obligations	—	27,400,975	—	27,400,975
Asset-Backed Securities	—	115,857,104	—	115,857,104
Money Market Funds	48,597,502	—	—	48,597,502

Total Investments in Securities	$48,597,502	$794,295,073	$—	$842,892,575

Derivative Instruments:
Assets:
Futures	26,359	—	—	26,359

Total Assets	$26,359	$—	$—	$26,359

Liabilities:
Futures	(6,536)	—	—	(6,536)
Forward Currency Contracts	—	(26,276)	—	(26,276)

Total Liabilities	$(6,536)	$(26,276)	$—	$(32,812)

Total Derivative Instruments	$19,823	$(26,276)	$—	$(6,453)

Inflation Focused Fund
Investments in Securities:
Corporate Obligations	$—	$43,904,533	$—	$43,904,533
Mortgage-Backed Securities	—	6,169,004	—	6,169,004
U.S. Treasury Obligations	—	444,138,633	—	444,138,633
Government Related Obligations	—	6,817,662	—	6,817,662
Asset-Backed Securities	—	12,398,811	—	12,398,811
Purchased Options	28,266	296,977	—	325,243
Certificates of Deposit	—	999,620	—	999,620
Money Market Funds	13,530,820	—	—	13,530,820

Total Investments in Securities	$13,559,086	$514,725,240	$—	$528,284,326

Derivative Instruments:
Assets:
Futures	385,162	—	—	385,162
Forward Currency Contracts	—	17,890	—	17,890
Swap Agreements	—	378,511	—	378,511

Total Assets	$385,162	$396,401	$—	$781,563

Liabilities:
Written Options	(11,516)	(272,907)	—	(284,423)
Futures	(16,908)	—	—	(16,908)
Forward Currency Contracts	—	(32,026)	—	(32,026)
Swap Agreements	—	(2,361,439)	—	(2,361,439)

Total Liabilities	$(28,424)	$(2,666,372)	$—	$(2,694,796)

Total Derivative Instruments	$356,738	$(2,269,971)	$—	$(1,913,233)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
High Yield Fund
Investments in Securities:
Preferred Stocks	$1,165,852	$—	$—	$1,165,852
Convertible Preferred Stocks	—	262,913	—	262,913
Corporate Obligations	—	357,962,075	—	357,962,075
Floating Rate Loans	—	2,343,040	—	2,343,040
Mortgage-Backed Securities	—	4,021,963	—	4,021,963
Asset-Backed Securities	—	484,933	—	484,933
Money Market Funds	33,391,359	—	—	33,391,359

Total Investments in Securities	$34,557,211	$365,074,924	$—	$399,632,135

Derivative Instruments:
Assets:
Forward Currency Contracts	—	9,429	—	9,429

Total Assets	$—	$9,429	$—	$9,429

Liabilities:
Futures	(13,299)	—	—	(13,299)
Forward Currency Contracts	—	(181,505)	—	(181,505)

Total Liabilities	$(13,299)	$(181,505)	$—	$(194,804)

Total Derivative Instruments	$(13,299)	$(172,076)	$—	$(185,375)

Equity Income Fund
Investments in Securities:
Common Stocks	$2,174,005,698	$21,926,117	$—	$2,195,931,815
Money Market Funds	226,182,579	—	—	226,182,579

Total Investments in Securities	$2,400,188,277	$21,926,117	$—	$2,422,114,394

Growth & Income Fund
Investments in Securities:
Common Stocks	$1,661,255,630	$14,346,170	$—	$1,675,601,800
Money Market Funds	62,777,835	—	—	62,777,835

Total Investments in Securities	$1,724,033,465	$14,346,170	$—	$1,738,379,635

Growth Fund
Investments in Securities:
Common Stocks	$2,255,500,313	$—	$—	$2,255,500,313
Money Market Funds	51,308,487	—	—	51,308,487

Total Investments in Securities	$2,306,808,800	$—	$—	$2,306,808,800

Select Value Fund
Investments in Securities:
Common Stocks	$427,075,442	$—	$—	$427,075,442
Money Market Funds	37,159,842	—	—	37,159,842

Total Investments in Securities	$464,235,284	$—	$—	$464,235,284

Aggressive Opportunities Fund
Investments in Securities:
Common Stocks	$1,080,583,022	$—	$—	$1,080,583,022
Money Market Funds	115,213,589	—	—	115,213,589

Total Investments in Securities	$1,195,796,611	$—	$—	$1,195,796,611

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Discovery Fund
Investments in Securities:
Common Stocks	$146,046,410	$790,509	$—	$146,836,919
Corporate Obligations	—	66,528,599	—	66,528,599
Mortgage-Backed Securities	—	12,087,380	—	12,087,380
U.S. Treasury Obligations	—	46,813,417	—	46,813,417
Government Related Obligations	—	3,364,498	—	3,364,498
Asset-Backed Securities	—	17,422,448	—	17,422,448
Money Market Funds	28,443,259	—	—	28,443,259

Total Investments in Securities	$174,489,669	$147,006,851	$—	$321,496,520

Derivative Instruments:
Liabilities:
Futures	(1,422,800)	—	—	(1,422,800)

Total Liabilities	$(1,422,800)	$—	$—	$(1,422,800)

Total Derivative Instruments	$(1,422,800)	$—	$—	$(1,422,800)

International Fund
Investments in Securities:
Common Stocks	$180,956,496	$1,387,464,447	$—	$1,568,420,943
Preferred Stocks	—	10,787,772	—	10,787,772
Money Market Funds	60,826,280	—	—	60,826,280

Total Investments in Securities	$241,782,776	$1,398,252,219	$—	$1,640,034,995

Diversifying Strategies Fund
Investments in Securities:
Common Stocks	$52,412,577	$—	$—	$52,412,577
Convertible Preferred Stocks	10,152,842	7,922,606	—	18,075,448
Corporate Obligations	—	340,658,791	—	340,658,791
Floating Rate Loans	—	4,038,095	—	4,038,095
Mortgage-Backed Securities	—	65,030,015	—	65,030,015
Convertible Debt Obligations	—	413,435,064	—	413,435,064
U.S. Treasury Obligations	—	127,789,402	—	127,789,402
Government Related Obligations	—	28,801,347	—	28,801,347
Asset-Backed Securities	—	52,344,673	—	52,344,673
Money Market Funds	18,718,075	—	—	18,718,075

Total Investments in Securities	$81,283,494	$1,040,019,993	$—	$1,121,303,487

Derivative Instruments:
Assets:
Futures	11,426	—	—	11,426
Forward Currency Contracts	—	29,674	—	29,674

Total Assets	$11,426	$29,674	$—	$41,100

Liabilities:
Futures	(3,737,524)	—	—	(3,737,524)
Forward Currency Contracts	—	(333)	—	(333)

Total Liabilities	$(3,737,524)	$(333)	$—	$(3,737,857)

Total Derivative Instruments	$(3,726,098)	$29,341	$—	$(3,696,757)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Core Bond Index Fund
Investments in Securities:
Corporate Obligations	$—	$416,171,549	$—	$416,171,549
Mortgage-Backed Securities	—	517,980,257	—	517,980,257
U.S. Treasury Obligations	—	603,213,134	—	603,213,134
Government Related Obligations	—	152,399,220	—	152,399,220
Asset-Backed Securities	—	9,974,641	—	9,974,641
Money Market Funds	141,498,552	—	—	141,498,552

Total Investments in Securities	$141,498,552	$1,699,738,801	$—	$1,841,237,353

500 Stock Index Fund
Investments in Securities:
Common Stocks	$884,311,812	$—	$—	$884,311,812
U.S. Treasury Obligations	—	670,003	—	670,003
Money Market Funds	18,284,976	—	—	18,284,976

Total Investments in Securities	$902,596,788	$670,003	$—	$903,266,791

Derivative Instruments:
Liabilities:
Futures	(180,108)	—	—	(180,108)

Total Liabilities	$(180,108)	$—	$—	$(180,108)

Total Derivative Instruments	$(180,108)	$—	$—	$(180,108)

Broad Market Index Fund
Investments in Securities:
Common Stocks	$899,292,937	$—	$—	$899,292,937
U.S. Treasury Obligations	—	634,975	—	634,975
Rights	—	13,114	—	13,114
Warrants	—	107	—	107
Money Market Funds	32,225,672	—	—	32,225,672

Total Investments in Securities	$931,518,609	$648,196	$—	$932,166,805

Derivative Instruments:
Liabilities:
Futures	(160,570)	—	—	(160,570)

Total Liabilities	$(160,570)	$—	$—	$(160,570)

Total Derivative Instruments	$(160,570)	$—	$—	$(160,570)

Mid/Small Company Index Fund
Investments in Securities:
Common Stocks	$760,084,904	$—	$—	$760,084,904
U.S. Treasury Obligations	—	754,990	—	754,990
Rights	—	40,990	—	40,990
Warrants	—	328	—	328
Money Market Funds	70,266,722	—	—	70,266,722

Total Investments in Securities	$830,351,626	$796,308	$—	$831,147,934

Derivative Instruments:
Liabilities:
Futures	(152,822)	—	—	(152,822)

Total Liabilities	$(152,822)	$—	$—	$(152,822)

Total Derivative Instruments	$(152,822)	$—	$—	$(152,822)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Overseas Equity Index Fund
Investments in Securities:
Common Stocks	$—	$268,663,974	$—	$268,663,974
Preferred Stocks	—	1,615,068	—	1,615,068
U.S. Treasury Obligations	—	169,989	—	169,989
Rights	—	1,369	—	1,369
Money Market Funds	10,600,713	—	—	10,600,713

Total Investments in Securities	$10,600,713	$270,450,400	$—	$281,051,113

Derivative Instruments:
Liabilities:
Futures	(132,308)	—	—	(132,308)

Total Liabilities	$(132,308)	$—	$—	$(132,308)

Total Derivative Instruments	$(132,308)	$—	$—	$(132,308)

See Schedule of Investments for identification of securities by industry classification.

As of June 30, 2015 the funds did not hold significant investments in Level 3 securities. During the six month period ended June 30, 2015, the Diversifying Strategies Fund had securities transferred from Level 1 to Level 2 with a total market value of $3,374,868 or 0.30% of the net assets of the fund. There were no transfers within other funds.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

To-Be-Announced (“TBA”) Securities

A TBA security is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller. In the case of a bankruptcy or other organizational proceeding of the counterparty, the fund may obtain no or limited recovery and any recovery may be significantly delayed.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the exchange rate of such currencies against the U.S. dollar supplied by the WM/Reuters Intraday Spot exchange rates as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	GBP	— British Pound
CAD	— Canadian Dollar	KRW	— South Korean Won
CHF	— Swiss Franc	USD	— U.S. Dollar
EUR	— European Monetary Unit

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	MSE	— Montreal Exchange
CME	— Chicago Mercantile Exchange	NYF	— New York Futures Exchange
EUX	— Eurex Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Credit Default Swaps

Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. The use of credit default swaps may be limited by a fund’s limitations on illiquid investments. When used for hedging purposes, a fund would be the buyer of a credit default swap contract. In that case, the fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other agreed upon credit related event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no applicable event (e.g., default or other agreed upon event) has occurred. If no such event occurs, the fund would have spent the stream of payments and received no return from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. When a fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation or other agreed upon credit event. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total assets, the fund would be subject to investment exposure on the notional amount of the swap. In addition to the risks applicable to swaps generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the fair value of the swaption will be determined in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or other debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan or portion thereof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income.

Dividends and Distributions to Shareholders

Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/(loss). Dividends from net investment income, if any, are declared and paid monthly to shareholders of the Core Bond Index, Low Duration Bond, High Yield, and Inflation Focused Funds. For the remaining funds, dividends from net investment income, if any, are declared and paid annually to shareholders. Distributions from net realized capital gains, if any, are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These may include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, treasury inflation protected securities adjustments, taxable over-distributions or returns of capital, distribution reclassifications, and adjustments relating to income received from, or dispositions of, swaps, securities with special dividends, or any real estate investment trust, passive foreign investment company, publicly traded partnerships, contingent payment debt instruments, and mutual fund company securities. These reclassifications have no effect on net assets or net asset values per share, and they do not affect the net investment income per share calculations presented in the Financial Highlights.

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Any taxable income or gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

The FASB issued Interpretation ASC 740, “Income Taxes,” (“ASC 740”) which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the application of ASC 740 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or related interest or penalties were required as of June 30, 2015. If applicable, the Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other Expenses” in the Statement of Operations. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next twelve months. The Company files U.S. federal, state, and local returns as required.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The Company’s tax returns are subject to examination by the relevant tax authorities until the expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a tax provision for income taxes.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) changed various technical rules governing the tax treatment of regulated investment companies, which are generally effective beginning with the Company’s taxable year ending December 31, 2011. Under the Act, the funds are permitted to carry forward capital losses incurred in taxable years beginning after the enactment date indefinitely.

3.	Tax Basis Unrealized Appreciation (Depreciation)

As of June 30, 2015, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$841,506,640	$3,080,160	$1,694,225	$1,385,935
Inflation Focused	540,212,704	1,335,520	13,263,898	(11,928,378)
High Yield	413,480,803	2,280,789	16,129,457	(13,848,668)
Equity Income	2,135,402,984	397,080,172	110,368,762	286,711,410
Growth & Income	1,336,782,617	433,288,967	31,691,949	401,597,018
Growth	1,746,948,917	587,829,015	27,969,132	559,859,883
Select Value	414,674,642	75,176,326	25,615,684	49,560,642
Aggressive Opportunities	991,477,075	234,619,091	30,299,555	204,319,536
Discovery	306,428,735	23,832,538	8,764,753	15,067,785
International	1,502,475,703	225,136,175	87,576,883	137,559,292
Diversifying Strategies	1,112,106,838	25,671,856	16,475,207	9,196,649
Core Bond Index	1,831,881,693	30,414,294	21,058,634	9,355,660
500 Stock Index	580,794,993	333,232,493	10,760,695	322,471,798
Broad Market Index	522,157,235	442,047,993	32,038,423	410,009,570
Mid/Small Company Index	636,991,266	231,958,274	37,801,606	194,156,668
Overseas Equity Index	264,722,319	41,786,402	25,457,608	16,328,794
Model Portfolio Conservative Growth	633,431,044	30,830,837	7,346,212	23,484,625
Model Portfolio Traditional Growth	1,559,905,741	176,818,907	8,331,465	168,487,442
Model Portfolio Long-Term Growth	1,988,207,567	278,677,574	6,174,320	272,503,254
Model Portfolio All-Equity Growth	829,500,173	130,931,042	548,434	130,382,608
Milestone Retirement Income	331,398,053	4,471,165	5,634,888	(1,163,723)
Milestone 2010	279,110,462	8,928,293	4,039,405	4,888,888
Milestone 2015	556,256,855	20,633,471	5,874,003	14,759,468
Milestone 2020	758,798,616	40,387,918	6,968,735	33,419,183
Milestone 2025	652,391,555	42,356,003	4,660,519	37,695,484
Milestone 2030	546,542,141	38,558,602	3,194,947	35,363,655
Milestone 2035	372,344,913	28,273,688	1,716,942	26,556,746
Milestone 2040	353,505,200	28,840,520	1,204,824	27,635,696
Milestone 2045	152,105,811	7,742,782	1,457,024	6,285,758
Milestone 2050	57,831,896	894,020	1,638,454	(744,434)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

4.	Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average monthly notional balance, settlement value, or market value (as applicable) of the derivative instruments held by each applicable fund during the reporting period.

	Low Duration Bond Fund	Inflation Focused Fund	High Yield Fund	Discovery Fund

Futures Contracts:
Average Notional Balance Long	$18,461,301	$23,051,168	$1,644,589	$149,549,427
Average Notional Balance Short	11,447,481	27,069,463	8,568,739	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$—	$80,548	$430,697	$—
Average Settlement Value—Receive USD	1,067,168	988,723	25,845,435	—

Exchange-Traded Options:
Average Market Value Purchased	$—	$24,045	$—	$—
Average Market Value Written	—	5,833	—	—

Swaptions:
Average Notional Balance Purchased	$—	$9,842,857	$—	$—
Average Notional Balance Written	—	22,757,143	—	—

Inflation Linked Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$64,587,143	$—	$—
Average Notional Balance—Receives Fixed Rate	—	828,571	—	—

Interest Rate Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$9,815,057	$—	$—
Average Notional Balance—Receives Fixed Rate	—	7,446,292	—	—

Credit Default Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$385,000	$—	$—
Average Notional Balance—Receives Fixed Rate	—	1,840,000	—	—

	International Fund	Diversifying Strategies Fund	500 Stock Index Fund	Broad Market Index Fund
Futures Contracts:
Average Notional Balance Long	$—	$349,979,868	$23,888,454	$13,749,916
Average Notional Balance Short	—	8,539,173	—	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$—	$199,435	$—	$—
Average Settlement Value—Receive USD	—	3,577,179	—	—

	Mid/Small Company Index Fund	Overseas Equity Index Fund
Futures Contracts:
Average Notional Balance Long	$12,873,251	$3,824,279
Average Notional Balance Short	—	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses are a component of net realized gain (loss) on futures in the Statement of Operations.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

During the six month period ended June 30, 2015, the following funds purchased and/or sold futures contracts: Low Duration Bond Fund, Inflation Focused Fund, High Yield Fund, Discovery Fund, Diversifying Strategies Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund.

As of June 30, 2015, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
74	CBT	U.S. 2 Year Treasury Note	September 2015	$16,201,375	$26,359

Sold
113	CBT	U.S. 5 Year Treasury Note	September 2015	$13,476,133	$(6,536)

					$19,823

Inflation Focused Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
9	MSE	Canadian 10 Year Bond	September 2015	$1,008,807	$3,945
89	CBT	U.S. 10 Year Treasury Note	September 2015	11,229,297	17,575
75	CBT	U.S. 5 Year Treasury Note	September 2015	8,944,336	(6,120)

					$15,400

Sold
6	CME	90-Day EURODollar	December 2015	$1,491,975	$(2,741)
5	CME	90-Day EURODollar	March 2016	1,241,000	(2,334)
12	EUX	Euro—Bobl	September 2015	1,733,547	210
17	CBT	U.S. 2 Year Treasury Note	September 2015	3,721,938	(5,713)
51	CBT	U.S. Long Bond	September 2015	7,693,031	70,377
59	CBT	U.S. Ultra Bond	September 2015	9,089,688	293,055

					$352,854

					$368,254

High Yield Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
18	CBT	U.S. 10 Year Treasury Note	September 2015	$2,271,094	$(7,168)

Sold
50	CBT	U.S. 5 Year Treasury Note	September 2015	$5,962,891	$(6,131)

					$(13,299)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Discovery Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
1,179	NYF	E-MINI Russell 2000 Index	September 2015	$147,422,160	$(1,422,800)

Diversifying Strategies Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
2,680	NYF	E-MINI Russell 2000 Index	September 2015	$335,107,200	$(3,732,851)
32	CBT	U.S. 2 Year Treasury Note	September 2015	7,006,000	11,426

					$(3,721,425)

Sold
82	CBT	U.S. 5 Year Treasury Note	September 2015	$9,779,141	$(4,673)

					$(3,726,098)

500 Stock Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
137	CME	E-MINI S&P 500 Index	September 2015	$14,072,640	$(180,108)

Broad Market Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
9	NYF	E-MINI Russell 2000 Index	September 2015	$1,125,360	$(8,427)
100	CME	E-MINI S&P 500 Index	September 2015	10,272,000	(142,402)
7	CME	E-MINI S&P MidCap 400	September 2015	1,048,670	(9,741)

					$(160,570)

Mid/Small Company Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
62	NYF	E-MINI Russell 2000 Index	September 2015	$7,752,480	$(57,346)
46	CME	E-MINI S&P MidCap 400	September 2015	6,891,260	(95,476)

					$(152,822)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Overseas Equity Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
37	NYF	MINI MSCI EAFE Equity Index	September 2015	$3,392,900	$(132,308)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in U.S. dollars held by a fund.

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Focused	*	*
High Yield	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market, or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward currency contracts are components of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on forward currency contracts and foreign currency transactions in the Statement of Operations, respectively.

During the six month period ended June 30, 2015, the following funds purchased and/or sold forward foreign currency exchange contracts: Low Duration Bond Fund, Inflation Focused Fund, High Yield Fund, and Diversifying Strategies Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

As of June 30, 2015, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2015	Net Unrealized Depreciation
Sale	HSBC Bank plc	GBP	USD	07/09/2015	$1,073,547	$1,099,823	$(26,276)

Inflation Focused Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2015	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	GBP	07/10/2015	$563,834	$567,912	$4,078

Sale	JPMorgan Chase Bank NA	AUD	USD	08/07/2015	$771,782	$777,164	$(5,382)
Sale	JPMorgan Chase Bank NA	CAD	USD	07/23/2015	528,621	521,020	7,601
Sale	JPMorgan Chase Bank NA	EUR	USD	07/30/2015	805,683	799,472	6,211
Sale	JPMorgan Chase Bank NA	GBP	USD	07/10/2015	1,075,250	1,100,647	(25,397)
Sale	JPMorgan Chase Bank NA	KRW	USD	08/07/2015	517,685	518,932	(1,247)

							$(18,214)

							$(14,136)

High Yield Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2015	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	GBP	07/03/2015	$322,304	$331,448	$9,144

Sale	JPMorgan Chase Bank NA	CHF	USD	07/03/2015	$157,730	$157,445	$285
Sale	JPMorgan Chase Bank NA	EUR	USD	07/03/2015	20,544,559	20,568,042	(23,483)
Sale	JPMorgan Chase Bank NA	GBP	USD	07/03/2015	6,009,254	6,167,276	(158,022)

							$(181,220)

							$(172,076)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2015	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	EUR	07/09/2015	$30,437	$30,104	$(333)

Sale	JPMorgan Chase Bank NA	EUR	USD	07/09/2015	$2,358,815	$2,329,141	$29,674

							$29,341

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options, including options on Euro-Bund futures contracts, to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received. Options written are reported as a liability in a fund’s Statement of Assets and Liabilities.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro-Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

During the six month period ended June 30, 2015, the Inflation Focused Fund purchased and/or sold put and/or call options:

Written option activity for the six month period ended June 30, 2015 was as follows:

	Call Options		Put Options		Total
Inflation Focused	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2014	—	$—	—	$—	—	$—

Written	67	22,934	—	—	67	22,934
Expired	—	—	—	—	—	—

Ending balance as of 06/30/2015	67	$22,934	—	$—	67	$22,934

As of June 30, 2015, the following fund had open written option contracts:

Inflation Focused Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Written Call	U.S. 10 Year Treasury Note	67	$130.50	8/21/2015	$11,418

Swap Agreements (“Swaps”)

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap may be

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

negotiated bilaterally and traded over-the-counter between the two parties. Such bilateral swaps are entered into primarily by institutional investors. The swap counterparty is typically a brokerage firm, bank, or other financial institution. Certain over-the-counter swaps may be submitted for central clearing. In addition, certain standardized swaps are subject to mandatory central clearing and certain cleared swaps are subject to mandatory exchange-trading. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty and, as applicable, may be executed through a swap execution facility. A fund posts initial and variation margin to support its obligations under cleared swaps. Centralized clearing will be required for additional categories of swaps on a phased in basis based on CFTC approval of contracts for central clearing. In a typical “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. Swaps can also be based on credit and other events. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and certain swaps may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the total return of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Focused	*	*	*	*
High Yield	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but it does not eliminate these risks completely. There is also a risk of loss of initial and variation margin deposits in the event of a futures commission merchant or clearinghouse bankruptcy.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

In certain types of swap transactions, the risk of loss may be increased because the fund is required to make additional or higher payments to the counterparty futures commission merchant, or clearinghouse as a result of market volatility. Transactions executed on a swap execution facility may increase liquidity, while swaps not traded on exchanges or other organized markets may be considered illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap. Net realized and unrealized gains and losses occurring during the holding period of swaps are a component of net realized gain (loss) on swaps and change in net unrealized appreciation (depreciation) on swaps in the Statement of Operations, respectively.

During the six month period ended June 30, 2015, the Inflation Focused Fund participated in interest rate, inflation linked, and credit default swaps.

As of June 30, 2015 the following swaps were outstanding:

Inflation Focused Fund

Centrally Cleared Interest Rate Swaps
Rates Exchanged					Net Unrealized Appreciation (Depreciation)
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium
1.04%	3 Month CDOR	05/28/2017	CAD 5,030,000	$—	$(8,807)
1.05%	3 Month CDOR	06/05/2017	CAD 4,680,000	—	(14,018)
2.10%	3 Month BBSW	05/29/2017	AUD 6,660,000	—	6,738
2.22%	3 Month BBSW	06/09/2017	AUD 5,880,000	—	(3,686)
2.40%	6 Month Libor	06/05/2045	GBP 160,000	—	(3,792)
2.48%	3 Month Libor	06/09/2025	USD 470,000	—	(2,527)
2.49%	3 Month Libor	06/09/2025	USD 350,000	—	(1,955)
2.75%	3 Month Libor	06/17/2025	USD 3,600,000	(198,842)	99,069
2.75%	3 Month Libor	06/19/2043	USD 1,000,000	117,550	(86,169)
3.25%	3 Month Libor	06/17/2045	USD 1,800,000	(234,162)	114,598
3.37%	3 Month BKBM	06/09/2017	NZD 9,220,000	—	(41,332)
3.50%	3 Month Libor	12/18/2043	USD 700,000	25,066	(106,063)
3.50%	3 Month Libor	12/17/2044	USD 2,200,000	(88,530)	(167,724)
3.75%	3 Month Libor	06/18/2044	USD 300,000	(23,448)	(26,419)
3 Month BKBM	4.07%	06/09/2025	NZD 2,150,000	—	(16,368)
3 Month Libor	2.29%	07/01/2023	USD 1,620,000	—	4,462
3 Month Libor	1.81%	06/09/2020	USD 14,600,000	—	56,828
6 Month BBSW	3.38%	06/09/2025	AUD 640,000	—	2,568
6 Month BBSW	3.08%	05/29/2025	AUD 1,030,000	—	(17,184)
6 Month Libor	1.65%	06/05/2020	GBP 1,700,000	—	(2,238)

				$(402,366)	$(214,019)

Inflation Linked Swaps
	Rates Exchanged						Net Unrealized Appreciation/ (Depreciation)
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount		Premium
BNP Paribas SA	1.83%	CPI Urban Consumers NSA	11/29/2016	USD	1,100,000	$(245)	$(25,623)
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD	5,100,000	6,020	(274,045)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD	2,900,000	42,218	(291,109)
Citibank NA	1.71%	CPI Urban Consumers NSA	04/15/2019	USD	2,220,000	—	(3,114)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Inflation Linked Swaps
	Rates Exchanged						Net Unrealized Appreciation/ (Depreciation)
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount		Premium
Citibank NA	1.75%	CPI Urban Consumers NSA	04/15/2020	USD	6,425,000	$—	$10,678
Citibank NA	1.89%	CPI Urban Consumers NSA	01/15/2022	USD	3,160,000	—	4,538
Citibank NA	1.90%	CPI Urban Consumers NSA	01/15/2020	USD	2,130,000	—	10,825
Citibank NA	1.90%	CPI Urban Consumers NSA	07/15/2022	USD	4,230,000	—	29,612
Citibank NA	1.92%	CPI Urban Consumers NSA	07/15/2022	USD	5,310,000	—	26,045
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2020	USD	2,660,000	—	1,150
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2021	USD	4,750,000	—	5,389
Citibank NA	1.96%	CPI Urban Consumers NSA	07/15/2021	USD	3,190,000	—	(18,594)
Citibank NA	1.96%	CPI Urban Consumers NSA	01/15/2023	USD	1,570,000	—	593
Deutsche Bank AG	(0.07)%	CPI Urban Consumers NSA	12/22/2015	USD	2,600,000	—	1,237
Deutsche Bank AG	1.47%	CPI Urban Consumers NSA	11/21/2016	USD	500,000	—	(7,261)
Deutsche Bank AG	1.73%	CPI Urban Consumers NSA	03/04/2019	USD	375,000	—	(1,034)
Deutsche Bank AG	1.80%	CPI Urban Consumers NSA	01/17/2016	USD	1,200,000	(440)	(19,086)
Deutsche Bank AG	1.83%	CPI Urban Consumers NSA	11/29/2016	USD	2,400,000	(706)	(55,734)
Deutsche Bank AG	1.85%	CPI Urban Consumers NSA	11/29/2016	USD	3,600,000	—	(86,885)
Deutsche Bank AG	1.86%	CPI Urban Consumers NSA	11/05/2016	USD	2,000,000	—	(49,427)
Deutsche Bank AG	1.93%	CPI Urban Consumers NSA	02/10/2017	USD	2,900,000	—	(68,451)
Deutsche Bank AG	2.17%	CPI Urban Consumers NSA	11/01/2018	USD	1,300,000	—	(51,775)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD	500,000	3,650	(46,562)
Goldman Sachs Bank USA	1.73%	CPI Urban Consumers NSA	04/15/2016	USD	4,100,000	(8,702)	(86,248)
Goldman Sachs Bank USA	2.21%	CPI Urban Consumers NSA	10/11/2018	USD	5,200,000	—	(216,468)
Royal Bank of Scotland plc	1.93%	CPI Urban Consumers NSA	10/31/2016	USD	5,300,000	—	(143,154)
Royal Bank of Scotland plc	1.94%	CPI Urban Consumers NSA	10/23/2016	USD	1,100,000	(3,245)	(26,576)
Royal Bank of Scotland plc	1.55%	CPI Urban Consumers NSA	11/05/2016	USD	7,500,000	—	(122,555)
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD	4,200,000	2,313	(223,038)
UBS AG	2.06%	CPI Urban Consumers NSA	05/12/2025	USD	2,900,000	—	(16,902)

						$40,863	$(1,743,574)

Credit Default Swaps
Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays Fixed Rate	Fund Receives Fixed Rate	Termination Date	Notional Amount		Premium	Net Unrealized Appreciation/ (Depreciation)
Credit Default on Corporate and Government Issues
Advanced Micro Devices, Inc.	Citibank NA	Buy	5.00%	—	03/20/2019	USD	85,000	$5,737	$4,181
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD	140,000	(6,934)	(7,649)
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD	160,000	(8,211)	(8,742)

								$(9,408)	$(12,210)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Credit Default Swaps
Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays Fixed Rate	Fund Receives Fixed Rate	Termination Date	Notional Amount		Premium	Net Unrealized Appreciation/ (Depreciation)
Credit Default on Indices
CMBX.NA.AAA. Series 8 Index	Citibank NA	Sell	—	0.50%	10/17/2057	USD	1,575,000	$(58,233)	$(9,205)
CMBX.NA.BBB-. Series 6 Index	Citibank NA	Sell	—	3.00%	05/11/2063	USD	265,000	2,330	(3,920)

								$(55,903)	$(13,125)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Focused	*	*	*
High Yield	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. These liabilities are reflected as written options at value on the Statement of Assets and Liabilities. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. The fund pays a premium that is included on the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid. Swaptions written are reported as a liability in a fund’s Statement of Assets and Liabilities. Gains and losses are reported in a fund’s Statement of Operations.

During the six month period ended June 30, 2015, the Inflation Focused Fund participated in interest rate swaptions.

Written swaption activity for the six month period ended June 30, 2015 was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Focused	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2014	$15,300,000	$125,340	$16,800,000	$327,280	$32,100,000	$452,620
Written	13,700,000	114,220	—	—	13,700,000	114,220
Closed	(15,300,000)	(125,340)	—	—	(15,300,000)	(125,340)
Expired	(6,900,000)	(108,780)	(8,400,000)	(47,280)	(15,300,000)	(156,060)

Ending balance as of 06/30/2015	$6,800,000	$5,440	$8,400,000	$280,000	$15,200,000	$285,440

As of June 30, 2015, the following fund had open written swaption contracts outstanding:

Inflation Focused Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	$8,400,000	2.50%	12/11/2017	$9,883
OTC	Morgan Stanley Capital Services LLC	Call—Interest Rate Swaption	3,400,000	0.52%	1/19/2016	1,173
OTC	Morgan Stanley Capital Services LLC	Call—Interest Rate Swaption	3,400,000	0.66%	1/19/2016	1,477

						$12,533

Derivative Risk Exposure

FASB ASC 815 “Disclosure about Derivative Instruments and Hedging Activities” (“ASC 815”), requires enhanced disclosures about the funds’ derivatives and hedging activities. The following tables reflect the value of the funds’ derivative contracts by certain risk exposure types (primary risks to which a fund is exposed as a result of holding the derivative contract) as of June 30, 2015. Note that the risk exposure listed below are not indicative of the intended purpose of the related derivative (e.g., managing risk or obtaining or adjusting investment exposure, as discussed elsewhere in this report).

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Low Duration Bond Fund
Interest rate	Receivable for variation margin on futures contracts	$26,359	*	Payable for variation margin on futures contracts	$6,536	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	—		Unrealized depreciation on forward foreign currency exchange contracts	26,276

Total		$26,359			$32,812

Inflation Focused Fund
Interest rate	Investments in Securities, at value — purchased options, swap agreements, at value and receivable for variation margin on futures contracts (a)	$1,084,735	*	Swap agreements, at value, payable for variation margin on futures contracts and written options, at value (a)	$2,592,391	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	17,890		Unrealized depreciation on forward foreign currency exchange contracts	32,026
Credit	Swap agreements, at value	9,918		Swap agreements, at value	100,564

Total		$1,112,543			$2,724,981

High Yield Fund
Interest rate	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$13,299	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	9,429		Unrealized depreciation on forward foreign currency exchange contracts	181,505

Total		$9,429			$194,804

Discovery Fund
Stock market	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$1,422,800	*

Total		$—			$1,422,800

Diversifying Strategies Fund
Interest rate	Receivable for variation margin on futures contracts	$11,426	*	Payable for variation margin on futures contracts	$4,673	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	29,674		Unrealized depreciation on forward foreign currency exchange contracts	333
Stock market	Receivable for variation margin on futures contracts	—		Payable for variation margin on futures contracts	3,732,851	*

Total		$41,100			$3,737,857

500 Stock Index Fund
Stock market	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$180,108	*

Total		$—			$180,108

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Broad Market Index Fund
Stock market	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$160,570	*

Total		$—		$160,570

Mid/Small Company Index Fund
Stock market	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$152,822	*

Total		$—		$152,822

Overseas Equity Index Fund
Stock market	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$132,308	*

Total		$—		$132,308

(a)	Swaps contracts are included in the table at value, with the exception of centrally cleared swaps which are included in the table at unrealized appreciation (depreciation). Only the current day’s variation margin is reported within the asset and liability sections of the Statement of Assets and Liabilities for the centrally cleared swaps.

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The following tables reflect the funds’ gains (losses) related to derivative activities by certain risk exposure types (primary risks to which a fund is exposed as a result of holding the derivative contract) for the six month period ended June 30, 2015, in accordance with ASC 815. These gains (losses) are included in net realized gain (loss) or net change in unrealized appreciation (depreciation) in the Statements of Operations. Note that the risk exposure listed below are not indicative of the intended purpose of the related derivative (e.g., managing risk or obtaining or adjusting investment exposure, as discussed elsewhere in this report).

Low Duration Bond Fund[1]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$39,192	$—	$—	$39,192
Foreign currency	—	—	22,576	—	22,576

Total	$—	$39,192	$22,576	$—	$61,768

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$42,806	$—	$—	$42,806
Foreign currency	—	—	(32,881)	—	(32,881)

Total	$—	$42,806	$(32,881)	$—	$9,925

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Inflation Focused Fund[2]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(235,632	)**	$172,124	$—	$(94,421)	$(157,929)
Foreign currency	—		—	5,528	—	5,528
Credit	—		—	—	591	591

Total	$(235,632	)**	$172,124	$5,528	$(93,830)	$(151,810)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$49,405	**	$1,102,679	$—	$507,633	$1,659,717
Foreign currency	—		—	(14,136)	—	(14,136)
Credit	—		—	—	(25,335)	(25,335)

Total	$49,405	**	$1,102,679	$(14,136)	$482,298	$1,620,246

High Yield Fund [3]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(226,276)	$—	$—	$(226,276)
Foreign currency	—		—	1,064,064	—	1,064,064

Total	$—		$(226,276)	$1,064,064	$—	$837,788

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$70,310	$—	$—	$70,310
Foreign currency	—		—	(566,358)	—	(566,358)

Total	$—		$70,310	$(566,358)	$—	$(496,048)

Discovery Fund[4]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$10,178	$—	$—	$10,178
Foreign currency	—		—	—	—	—
Stock market	—		13,181,276	—	—	13,181,276

Total	$—		$13,191,454	$—	$—	$13,191,454

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$7,257	$—	$—	$7,257
Stock market	—		(5,720,699)	—	—	(5,720,699)

Total	$—		$(5,713,442)	$—	$—	$(5,713,442)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies Fund[5]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$14,144	$—	$—	$14,144
Foreign currency	—	—	332,710	—	332,710
Stock market	—	31,010,469	—	—	31,010,469

Total	$—	$31,024,613	$332,710	$—	$31,357,323

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$32,660	$—	$—	$32,660
Foreign currency	—	—	(39,555)	—	(39,555)
Stock market	—	(14,276,400)	—	—	(14,276,400)

Total	$—	$(14,243,740)	$(39,555)	$—	$(14,283,295)

500 Stock Index Fund[6]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$686,728	$—	$—	$686,728
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(342,544)	$—	$—	$(342,544)

Broad Market Index Fund[7]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$559,433	$—	$—	$559,433
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(330,557)	$—	$—	$(330,557)

Mid/Small Company Index Fund[8]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$482,361	$—	$—	$482,361
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(134,981)	$—	$—	$(134,981)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Overseas Equity Index Fund[9]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$370,835	$—	$—	$370,835
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(115,239)	$—	$—	$(115,239)

**	The realized gain (loss) and unrealized appreciation (depreciation) for purchased options is reported in the Statements of Operations within realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments.

(1)	The Low Duration Bond Fund used futures to manage interest rate risk inherent in its fixed income securities and to obtain or adjust investment exposure based on the subadvisers’ views on interest rates and yield curves. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings and to obtain or adjust investment exposure to foreign currencies.

(2)	The Inflation Focused Fund used futures, options (including swaptions), and swaps to manage interest rate or credit risk inherent in its fixed income securities. The fund used futures, options (including swaptions), and swaps to obtain or adjust investment exposure to segments of the fixed income market. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings and to obtain or adjust investment exposure to foreign currencies.

(3)	The High Yield Fund used futures to manage interest rate risk inherent in its fixed income securities and to obtain or adjust investment exposure based on the subadvisers’ views on interest rates and yield curves. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings and to obtain or adjust investment exposure to foreign currencies.

(4)	The Discovery Fund used Russell 2000 Index futures to obtain or adjust investment exposure to U.S. common stocks.

(5)	The Diversifying Strategies Fund used foreign currency contracts to obtain and adjust investment exposure to foreign currencies. The fund used futures to obtain and adjust investment exposure to stocks and to manage interest rate risk on fixed income securities.

(6)	The 500 Stock Index Fund used futures to obtain or adjust investment exposure to stocks when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(7)	The Broad Market Index Fund used futures to obtain or adjust investment exposure to equity issues when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(8)	The Mid/Small Company Index Fund used futures to obtain or adjust investment exposure to equity issues when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(9)	The Overseas Equity Index Fund used futures to obtain or adjust investment exposure to foreign equity securities, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU No. 2013-01 was issued in January 2013 to clarify which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements and securities borrowing and securities lending transactions. This information will enable users of the funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the funds’ financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The funds adopted the disclosure requirement for the current reporting period.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

Low Duration Bond Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$26,359	$(6,536)	$—	$—	$19,823
Forward Foreign Currency Contracts	—	(26,276)	—	—	(26,276)

Total derivatives subject to a master netting arrangement or similar arrangement	—	(26,276)	—	—	(26,276)
Total derivatives not subject to a master netting arrangement or similar arrangement	26,359	(6,536)	—	—	19,823

Total derivatives	$26,359	$(32,812)	$—	$—	$(6,453)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Inflation Focused Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$385,162	$(16,908)	$—	$—	$368,254
Forward Foreign Currency Contracts	17,890	(32,026)	—	—	(14,136)
Written Options	—	(284,423)	—	—	(284,423)
Swap agreements	—	(1,793,357)	—	746,000	(1,047,357)

Total derivatives subject to a master netting arrangement or similar arrangement	17,890	(2,109,806)	—	746,000	(1,345,916)
Total derivatives not subject to a master netting arrangement or similar arrangement	385,162	(16,908)	—	—	368,254

Total derivatives	$403,052	$(2,126,714)	$—	$746,000	$(977,662)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

High Yield Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(13,299)	$—	$—	$(13,299)
Forward Foreign Currency Contracts	9,429	(181,505)	—	—	(172,076)

Total derivatives subject to a master netting arrangement or similar arrangement	9,429	(181,505)	—	—	(172,076)
Total derivatives not subject to a master netting arrangement or similar arrangement	—	(13,299)	—	—	(13,299)

Total derivatives	$9,429	$(194,804)	$—	$—	$(185,375)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Discovery Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(1,422,800)	$—	$1,422,800	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	—	(1,422,800)	—	1,422,800	—

Total derivatives	$—	$(1,422,800)	$—	$1,422,800	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $5,690,943.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$11,426	$(3,737,524)	$—	$3,726,098	$—
Forward Foreign Currency Contracts	29,674	(333)	—	—	29,341

Total derivatives subject to a master netting arrangement or similar arrangement	29,674	(333)	—	—	29,341
Total derivatives not subject to a master netting arrangement or similar arrangement	11,426	(3,737,524)	—	3,726,098	—

Total derivatives	$41,100	$(3,737,857)	$—	$3,726,098	$29,341

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $12,613,987.

500 Stock Index Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(180,108)	$—	$180,108	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	—	(180,108)	—	180,108	—

Total derivatives	$—	$(180,108)	$—	$180,108	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $489,888.

Broad Market Index Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(160,570)	$—	$160,570	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	—	(160,570)	—	160,570	—

Total derivatives	$—	$(160,570)	$—	$160,570	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $474,396.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Mid/Small Company Index Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(152,822)	$—	$152,822	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	—	(152,822)	—	152,822	—

Total derivatives	$—	$(152,822)	$—	$152,822	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $602,159.

Overseas Equity Index Fund
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(132,308)	$—	$132,308	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	—	(132,308)	—	132,308	—

Total derivatives	$—	$(132,308)	$—	$132,308	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $37,679.

5.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”), provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed Fund (other than the High Yield Fund) and each Milestone Fund and 0.05% of the average daily net assets of the Index Funds. VIA is entitled to receive 0.10% on the first $500 million of net assets, 0.09% on the next $500 million of net assets, and 0.08% on net assets over $1 billion for each Model Portfolio Fund. Pursuant to the Master Advisory Agreement, VIA is entitled to receive 0.28% of the average daily net assets of the High Yield Fund. From May 1, 2015 through April 30, 2016, VIA has contractually agreed to waive a portion of its fee for the High Yield Fund. For the six month period ended June 30, 2015, the amount of this waiver was $51,076. For these services, VIA earned $12,396,959 in the aggregate for the six month period ended June 30, 2015.

Vantagepoint Transfer Agents, LLC (“VTA”), a wholly owned subsidiary of ICMA-RC, is the funds’ designated transfer agent and provides certain transfer agency and administrative shareholder support services for the funds and the share classes thereof related to the retirement plans and other investors investing in the funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Company, VTA is entitled to receive a fee for fund services. VTA receives 0.35% of the average daily net assets for the Investor Shares of the Actively Managed Funds, 0.10% of the average daily net assets for the T Shares of the Actively Managed Funds, 0.30% of the average daily net

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

assets of Class I shares of the Index Funds, 0.10% of the average daily net assets of the Class II and T Shares of the Index Funds, and 0.25% of the average daily net assets for the Investor M Shares of the Model Portfolio and Milestone Funds. VTA has contractually agreed to waive 0.05% of its 0.10% fee on T Shares of the Index Funds through April 30, 2016. For these services, VTA earned $9,576,053 in the aggregate for the six month period ended June 30, 2015.

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Model Portfolio Funds and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets under management increases the rate of fee paid to the Subadviser decreases. Other Subadvisers charge one fee no matter what amount of assets they have under management. Additional information about each Subadviser’s fee is presented in the Company’s prospectus and statement of additional information. Fees paid by each fund to Subadvisers during the six month period ended June 30, 2015 are presented in the “Additional Information” section of these Notes. The Subadvisers’ fees during the six month period ended June 30, 2015 are shown here as an annual percentage of average net assets under management.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Low Duration Bond	Payden & Rygel	0.09%
	Schroder Investment Management North America Inc.	0.17%

Inflation Focused	AllianceBernstein LP (1)	0.19%
	Pacific Investment Management Company, LLC	0.20%
	BlackRock Financial Management, Inc.	0.10%

High Yield	Oaktree Capital Management, L.P.	0.50%
	Western Asset Management Company	0.20%

Equity Income	T. Rowe Price Associates, Inc.	0.30%
	Southeastern Asset Management, Inc.	0.52%
	SSGA Funds Management, Inc.	0.03%
	Wellington Management Company LLP	0.25%

Growth & Income	Fiduciary Management, Inc.	0.29%
	T. Rowe Price Associates, Inc.	0.37%
	Wellington Management Company LLP	0.25%

Growth	Atlanta Capital Management Company, LLC (2)	0.30%
	Columbus Circle Investors (2)	0.32%
	Victory Capital Management, Inc. (2)	0.25%
	Westfield Capital Management Company, L.P.	0.32%

Select Value	Artisan Partners Limited Partnership	0.55%
	Systematic Financial Management, L.P.	0.36%
	WEDGE Capital Management LLP	0.50%
Aggressive Opportunities	Southeastern Asset Management, Inc.	0.58%
	SSGA Funds Management, Inc.	0.03%
	TimesSquare Capital Management, LLC	0.50%
	Wells Capital Management Inc.	0.43%

Discovery	Payden & Rygel	0.15%
	Wellington Management Company LLP	0.73%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)

International	Artisan Partners Limited Partnership	0.64%
	GlobeFlex Capital, LP	0.40%
	Mondrian Investment Partners Limited	0.43%
	Walter Scott & Partners Limited	0.50%

Diversifying Strategies	Oaktree Capital Management, L.P.	0.50%
	Payden & Rygel (Low Duration)	0.10%
	Payden & Rygel (Enhanced Equity)	0.14%
	Shenkman Capital Management, Inc.	0.38%
	SSGA Funds Management, Inc.	0.07%

Core Bond Index	Mellon Capital Management Corporation	0.01%

500 Stock Index	Mellon Capital Management Corporation	0.01%

Broad Market Index	Mellon Capital Management Corporation	0.01%

Mid/Small Company Index	Mellon Capital Management Corporation	0.01%

Overseas Equity Index	Mellon Capital Management Corporation	0.04%

(1)	Effective May 1, 2015, AllianceBernstein L.P. became a subadviser to the Inflation Focused Fund.

(2)	Effective June 20, 2015, the fee schedules charged by Columbus Circle Investors and Victory Capital Management Inc. were amended and the percentage shown above represents a blended rate of the previous fee schedule and the current fee schedule. Effective July 2, 2015, Atlanta Capital Management Company LLC ceased serving as a subadviser to the Growth Fund.

Expenses

The Model Portfolio Funds and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds. Because the underlying funds have varied expense and fee levels and the Model Portfolio and Milestone Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio and Milestone Funds will vary.

Fee Waivers

VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit. For the six month period ended June 30, 2015 no waiver or reimbursement was required.

From September 10, 2012 through April 30, 2016, VIA contractually agreed to waive fees or reimburse expenses (other than the extraordinary expenses) of the Milestone 2050 Fund to limit the fund’s total annual operating expenses to 0.85% for the TM Shares and 1.10% for the Investor M Shares. For the six month period ended June 30, 2015, no waiver or reimbursement was made.

From May 1, 2015 through April 30, 2016, VIA has contractually agreed to waive a portion of its advisory fee (0.08% of daily net assets) for the High Yield Fund. For the six month period ended June 30, 2015, the amount of this waiver was $51,076.

For the Index Funds, VTA has contractually agreed to waive a portion of its fees (0.05% of daily net assets) of the T Shares beginning March 1, 2013 through April 30, 2015. For the six month period ended June 30, 2015, the amount of this waiver for the Core Bond Index Fund was $414,589, 500 Stock Index Fund was $201,843, Broad

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Market Index Fund was $211,280, Mid/Small Company Index Fund was $176,121, and Overseas Equity Index Fund was $68,784.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income and Equity Income Funds. These voluntary fee waivers were first implemented on May 1, 2003. The fee for each fund managed by T. Rowe Price is voluntarily reduced by the following percentages, which are determined based on the total amount of assets managed by T. Rowe Price for the Company: a 2.5% waiver on the first $500 million in total assets provided the total amount of assets managed by T. Rowe Price is between $250 and $500 million and a 5% waiver on total assets above $500 million. For the six month period ended June 30, 2015, the fee waiver for the Equity Income Fund totaled $45,926 and the fee waiver for Growth & Income Fund totaled $32,495.

Columbus Circle Investors voluntarily agreed to change its subadvisory fee for the Growth Fund and charge the following fees first $300,000,000 at 0.35%, next $200,000,000 at 0.30%, and over $500,000,000 at 0.15% from May 1, 2015 to June 19, 2015. For the six month period ended June 30, 2015, the fee waiver was $22,031.

Victory Capital Management Inc. voluntarily agreed to change its subadvisory fee for the Growth Fund and charge the following fees first $100,000,000 at 0.29%, next $100,000,000 at 0.25%, and over $200,000,000 at 0.15% from May 1, 2015 to June 19, 2015. For the six month period ended June 30, 2015, the fee waiver was $53,401.

Systematic Financial Management, LP voluntarily agreed to change its subadvisory fee for the Select Value Fund and charge a flat fee of 0.15% on all assets starting on May 1, 2015. For the six month period ended June 30, 2015, the fee waiver was $63,698.

6.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the six month period ended June 30, 2015 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$101,865,633	$141,604,416	$171,362,062	$117,693,092
Inflation Focused	225,396,515	259,656,944	66,503,551	29,794,570
High Yield	5,700,706	5,700,706	147,829,753	110,877,446
Equity Income	—	—	365,181,067	356,243,898
Growth & Income	—	—	234,819,037	247,277,011
Growth	—	—	636,137,332	693,808,241
Select Value	—	—	118,103,442	123,300,339
Aggressive Opportunities	—	—	339,188,118	382,229,637
Discovery	53,616,509	58,136,959	67,809,443	58,659,485
International	—	—	399,339,782	354,917,185
Diversifying Strategies	149,238,822	154,577,231	322,392,083	294,940,168
Core Bond Index	273,094,756	246,109,951	790,222,478	766,551,130
500 Stock Index	—	—	78,545,220	16,430,138
Broad Market Index	—	—	54,314,235	25,704,830
Mid/Small Company Index	—	—	82,777,086	91,724,254
Overseas Equity Index	—	—	3,780,889	42,984,983
Model Portfolio Conservative Growth	—	—	11,364,165	32,340,265
Model Portfolio Traditional Growth	—	—	29,500,541	47,016,537
Model Portfolio Long-Term Growth	—	—	32,849,288	72,046,240
Model Portfolio All-Equity Growth	—	—	17,742,964	38,377,984
Milestone Retirement Income	—	—	10,435,945	15,570,305
Milestone 2010	—	—	10,146,656	20,526,897
Milestone 2015	—	—	22,860,252	39,446,917

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Milestone 2020	$—	$—	$55,591,897	$26,454,119
Milestone 2025	—	—	54,217,650	18,758,567
Milestone 2030	—	—	50,596,652	15,825,479
Milestone 2035	—	—	33,522,294	14,968,833
Milestone 2040	—	—	31,263,896	17,136,689
Milestone 2045	—	—	22,208,343	6,633,322
Milestone 2050	—	—	15,387,077	3,506,190

7.	Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of June 30, 2015 certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund. For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of June 30, 2015, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$11,182,703	$11,412,350	102%
Inflation Focused	712,220	727,900	102%
High Yield	24,067,536	24,562,130	102%
Equity Income	98,457,088	101,345,843	103%
Growth & Income	9,309,450	9,429,975	101%
Select Value	10,477,666	10,789,218	103%
Aggressive Opportunities	66,624,000	67,680,538	102%
Discovery	21,150,225	22,133,164	105%
International	24,584,301	25,821,895	105%
Core Bond Index	13,835,522	14,109,002	102%
500 Stock Index	5,108,428	5,203,057	102%
Broad Market Index	19,137,559	19,587,301	102%
Mid/Small Company Index	55,661,249	57,069,483	103%
Overseas Equity Index	7,512,075	7,924,087	105%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Securities Lending Transactions Accounted for as Secured Borrowings

The following table presents the liabilities under the outstanding securities lending transactions as of June 30, 2015, in accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous.

The securities lending transactions are governed by Securities Lending Agency Agreements with the applicable counterparties, which are not considered to be master netting arrangements. As a result the liabilities associated with the securities lending transactions are not disclosed in Note 3 of the Notes to Financial Statements.

Fund	Common Stock	Warrants	Rights	Corporate Obligations	Government Related Obligations	US Treasury Obligations	Total Borrowings
Low Duration Bond	$—	$—	$—	$8,141,008	$3,271,342	$—	$11,412,350
Inflation Focused	—	—	—	727,900	—	—	727,900
High Yield	—	—	—	24,562,130	—	—	24,562,130
Equity Income	101,345,843	—	—	—	—	—	101,345,843
Growth & Income	9,429,975	—	—	—	—	—	9,429,975
Select Value	10,789,218	—	—	—	—	—	10,789,218
Aggressive Opportunities	67,680,538	—	—	—	—	—	67,680,538
Discovery	21,056,495	—	—	1,076,669	—	—	22,133,164
International	25,821,895	—	—	—	—	—	25,821,895
Core Bond Index	—	—	—	4,762,861	7,265,106	2,081,035	14,109,002
500 Stock Index	5,203,057	—	—	—	—	—	5,203,057
Broad Market Index	19,587,301	—	—	—	—	—	19,587,301
Mid/Small Company Index	57,069,455	28	—	—	—	—	57,069,483
Overseas Equity Index	7,912,318	—	11,769	—	—	—	7,924,087

Note: Disaggregation reflects the securities on loan, NOT the invested collateral.

Ratio of market value on loan in each category is applied to the amount of the liability for sec lending collateral.

8.	Transactions with Affiliated Funds

As of June 30, 2015, the Model Portfolio Funds and Milestone Funds held investments in a number of the other Vantagepoint Funds. The figures presented below represent the percentages of shares outstanding in each of the underlying Vantagepoint Funds owned by the Model Portfolio and Milestone Funds as of June 30, 2015:

Fund	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth	Milestone Retirement Income
Low Duration Bond	22.13%	20.41%	0.00%	0.00%	10.59%
Inflation Focused	9.37%	11.08%	0.00%	0.00%	6.61%
High Yield	16.77%	22.26%	18.04%	0.00%	4.88%
Equity Income	2.06%	8.21%	14.38%	9.60%	1.05%
Growth & Income	1.97%	11.22%	18.95%	9.57%	1.38%
Growth	1.35%	6.67%	10.73%	5.81%	0.39%
Select Value	3.67%	17.17%	34.22%	21.84%	0.25%
Aggressive Opportunities	0.82%	4.74%	10.14%	7.97%	0.10%
Discovery	3.07%	15.25%	28.40%	20.19%	0.38%
International	2.53%	11.67%	19.49%	10.03%	1.26%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Vantagepoint Fund	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth	Milestone Retirement Income
Diversifying Strategies	5.26%	18.64%	26.46%	0.00%	2.05%
Core Bond Index	6.31%	16.25%	15.99%	0.00%	4.02%
Mid/Small Company Index	0.00%	0.00%	0.00%	0.00%	1.64%

Vantagepoint Fund	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025	Milestone 2030
Low Duration Bond	6.59%	11.64%	11.32%	6.65%	2.84%
Inflation Focused	5.46%	7.52%	6.51%	2.66%	0.76%
High Yield	4.47%	7.23%	9.06%	7.64%	5.36%
Equity Income	1.03%	2.41%	4.04%	4.21%	4.09%
Growth & Income	1.14%	2.44%	4.08%	3.97%	3.47%
Growth	0.59%	1.52%	2.44%	2.50%	2.57%
Select Value	0.11%	0.61%	1.01%	1.00%	0.99%
Aggressive Opportunities	0.05%	0.25%	0.41%	0.40%	0.40%
Discovery	0.17%	0.93%	1.55%	1.53%	1.51%
International	1.19%	2.98%	4.87%	4.83%	4.73%
Diversifying Strategies	2.41%	6.10%	9.18%	8.74%	7.78%
Core Bond Index	3.63%	6.51%	8.77%	6.66%	4.67%
Mid/Small Company Index	1.69%	3.73%	6.20%	6.14%	6.00%

Vantagepoint Fund	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
Low Duration Bond	0.38%	0.00%	0.00%	0.00%
Inflation Focused	0.15%	0.00%	0.00%	0.00%
High Yield	2.38%	1.33%	0.42%	0.15%
Equity Income	3.28%	3.62%	1.62%	0.60%
Growth & Income	2.65%	2.72%	1.04%	0.38%
Growth	1.95%	2.00%	0.95%	0.34%
Select Value	0.77%	0.81%	0.35%	0.13%
Aggressive Opportunities	0.31%	0.33%	0.14%	0.05%
Discovery	1.17%	1.23%	0.53%	0.19%
International	3.71%	3.91%	1.70%	0.61%
Diversifying Strategies	5.35%	5.13%	2.13%	0.77%
Core Bond Index	2.31%	0.94%	0.00%	0.00%
Mid/Small Company Index	4.69%	4.91%	2.13%	0.77%

9.	Control Persons and Principal Holders of Securities

A majority of the voting shares of each fund are held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds, by VantageTrust, a group trust sponsored and maintained by VantageTrust Company, LLC (“Trust Company”), 777 N. Capitol Street, N.E., Washington, DC 20002. VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking company, has the power to vote the shares of the funds directly held by VantageTrust and pursuant to the proxy voting policies adopted by the Company’s Adviser (“Adviser”), the Adviser generally will seek instructions from the board of directors of the Trust Company on how to vote the shares of the underlying Funds held by the Model Portfolio Funds and the Milestone Funds, and will cast such votes in accordance with the instructions received. The Trust Company, therefore, directly or indirectly has the power to vote more than 25% of each fund’s voting securities and is therefore considered a “control person” of the funds for purposes of the 1940 Act. Both the Trust Company and the Funds’ Adviser are wholly owned subsidiaries of ICMA-RC. As a control person of each fund, the Trust Company has the ability to control the outcome of matters

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

submitted to the vote of shareholders. The following represents the percentage of total shares outstanding in each of the funds held, directly or indirectly, by VantageTrust as of June 30, 2015:

Fund	% owned by VantageTrust
Low Duration Bond	77.09%
Inflation Focused	78.21%
High Yield	86.14%
Equity Income	90.49%
Growth & Income	85.14%
Growth	94.35%
Select Value	92.09%
Aggressive Opportunities	94.93%
Discovery	91.67%
International Fund	85.45%
Diversifying Strategies	86.81%
Core Bond Index	87.29%
500 Stock Index	91.65%
Broad Market Index	80.30%
Mid/Small Company Index	86.24%
Overseas Equity Index	93.77%
Model Portfolio Conservative Growth	84.42%
Model Portfolio Traditional Growth	91.50%
Model Portfolio Long-Term Growth	94.91%
Model Portfolio All-Equity Growth	94.27%
Milestone Retirement Income	73.25%
Milestone 2010	75.01%
Milestone 2015	80.08%
Milestone 2020	83.78%
Milestone 2025	83.27%
Milestone 2030	81.78%
Milestone 2035	80.39%
Milestone 2040	81.48%
Milestone 2045	75.91%
Milestone 2050	74.61%

Principal Holders. Below are the names, addresses, and percentage of ownership of each person (or entity) that owns of record or is known to own beneficially 5% or more of any class of any fund’s outstanding shares as of June 30, 2015:

Name	Address	Fund and Class	Percentage Owned
VantageTrust	777 N. Capitol Street, NE	Low Duration Bond Fund—T Shares	83.24%
	Washington, DC 20002	Inflation Focused Fund—T Shares	81.95%
		High Yield Fund—T Shares	86.14%
		Equity Income Fund—T Shares	92.55%
		Growth & Income Fund—T Shares	87.11%
		Growth Fund—T Shares	95.39%
		Select Value Fund—T Shares	93.72%
		Aggressive Opportunities Fund—T Shares	97.97%
		Discovery Fund—T Shares	93.74%
		International Fund—T Shares	86.85%
		Diversifying Strategies Fund—T Shares	86.81%
		Core Bond Index Fund—T Shares	89.29%
		500 Stock Index Fund—T Shares	100.00%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Name	Address	Fund and Class	Percentage Owned
		Broad Market Index Fund—T Shares	86.45%
		Mid/Small Company Index Fund—T Shares	92.23%
		Overseas Index Fund—T Shares	100.00%
		Model Portfolio Conservative Growth Fund—TM Shares	100.00%
		Model Portfolio Traditional Growth Fund—TM Shares	100.00%
		Model Portfolio Long-Term Growth Fund—TM Shares	100.00%
		Model Portfolio All-Equity Growth Fund—TM Shares	100.00%
		Milestone Retirement Income Fund—TM Shares	100.00%
		Milestone 2010 Fund—TM Shares	100.00%
		Milestone 2015 Fund—TM Shares	100.00%
		Milestone 2020 Fund—TM Shares	100.00%
		Milestone 2025 Fund—TM Shares	100.00%
		Milestone 2030 Fund—TM Shares	100.00%
		Milestone 2035 Fund—TM Shares	100.00%
		Milestone 2040 Fund—TM Shares	100.00%
		Milestone 2045 Fund—TM Shares	100.00%
		Milestone 2050 Fund—TM Shares	100.00%

State College Borough General Employees Pension Plan	243 South Allen Street State College, PA 16801	Low Duration Bond Fund—Investor Shares International Fund—Investor Shares Core Bond Index Fund—Class II 500 Stock Index Fund—Class II Mid/Small Company Index Fund—Class II	12.35% 18.60% 24.82% 35.50% 24.44%

State College Borough Police Pension Plan	243 South Allen Street State College, PA 16801	Low Duration Bond Fund—Investor Shares International Fund—Investor Shares 500 Stock Index Fund—Class II Core Bond Index Fund—Class II Mid/Small Company Index Fund—Class II	13.80% 20.79% 39.68% 27.74% 27.32%

Prudential Retirement Insurance and Annuity Company	One Commercial Plaza 280 Trumbull Street Hartford, CT 06103-3599	Inflation Focused Fund—T Shares Growth & Income Fund—T Shares Broad Market Index Fund—T Shares	8.92% 5.48% 13.55%

New York Life Trust Company	169 Lackawanna Ave Parsippany, NJ 07054-1007

Inflation Focused Fund—Investor Shares

Equity Income Fund—Investor Shares

Growth & Income Fund—Investor Shares

Select Value Fund—Investor Shares

Aggressive Opportunities Fund—Investor Shares

Discovery Fund—Investor Shares

International Fund—Investor Shares

Broad Market Index Fund—Class I

			7.39% 7.58% 10.86% 9.88% 9.30% 26.53% 10.75% 11.81%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Name	Address	Fund and Class	Percentage Owned
County of Sacramento	700 H Street Suite 4667 Sacramento, CA 95814

Mid/Small Company Index Fund—Class II

Overseas Equity Index Fund—Class II

Milestone 2020 Fund—Investor M Shares

Milestone 2025 Fund—Investor M Shares

Milestone 2030 Fund—Investor M Shares

Milestone 2035 Fund—Investor M Shares

Milestone 2040 Fund—Investor M Shares

Milestone 2045 Fund—Investor M Shares

			5.42% 10.24% 6.58% 9.30% 10.72% 14.37% 14.71% 21.43%

County of Orange	333 NW. Santa Anna Blvd. 2nd Floor Santa Ana, CA 92701

Select Value Fund—Investor Shares

Aggressive Opportunities Fund Investor Shares

Discovery Fund—Investor Shares

Core Bond Index Fund—Class II

500 Stock Index Fund—Class II

Mid/Small Company Index Fund—Class II

Overseas Equity Index Fund—Class II

Milestone 2020 Fund—Investor M Shares

Milestone 2025 Fund—Investor M Shares

Milestone 2030 Fund—Investor M Shares

Milestone 2035 Fund—Investor M Shares

Milestone 2040 Fund—Investor M Shares

Milestone 2045 Fund—Investor M Shares

			9.37% 6.41% 12.16% 7.21% 11.48% 18.27% 17.46% 5.01% 6.14% 5.77% 6.16% 5.02% 5.05%

Orange County Library District	101 East Central Blvd. Orlando, FL 32801	Broad Market Index Fund—Class II Mid/Small Company Index Fund—Class II Overseas Equity Index Fund—Class II	37.68% 10.70% 61.06%

City of St. Charles	200 North Second Street St. Charles, MO 63301	Core Bond Index Fund—Class II	15.09%

City of San Pablo	1 Alvarado Square San Pablo, CA 94086	Model Portfolio Long-Term Growth Fund—Investor M Shares	6.45%

Delta Charter Township	7710 W. Saginaw Hwy Lansing, MI 48917	Model Portfolio Conservative Growth Fund—Investor M Shares	10.83%

City of Port St. Lucie	121 S.W. Port St. Lucie Blvd. Port St. Lucie, FL 34984	Low Duration Bond Fund—Investor Class Broad Market Index Fund—Class II	6.85% 44.04%

Town of Concord	P.O. Box 535 Concord, MA 01742	Milestone 2030 Fund—Investor M Shares	6.36%

City of Gaithersburg	31South Summit Ave. Gaithersburg, MD 20887	Model Portfolio Long-Term Growth Fund—Investor M Shares	6.36%

County of Loudon	1 Harrison St. SE Leesburg, VA 20177	Milestone 2045 Fund—Investor M Shares	5.45%

City of Mill Valley	26 Corte Madera Ave. Mill Valley, CA 94941	Model Portfolio Conservative Growth Fund—Investor M Shares	6.67%

City of Brentwood	5211 Maryland Way Brentwood, TN 37027	Core Bond Index Fund—Class II	7.63%

Town of Groton	45 Fort Mill Rd. Groton, CT 06340	Model Portfolio Conservative Growth Fund—Investor M Shares	5.60%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

10.	Rebates of Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statements of Operations. For the six month period ended June 30, 2015, the funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$1,085
Growth & Income	8,821
Growth	65,808
Select Value	19,917
Aggressive Opportunities	29,411
Discovery	4,361
International	94,158

11.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2015 through the date of this report, that would merit recognition or disclosure in the financial statements. Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that required disclosure.

12.	Capital Stock Authorization

The Company’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that fund without thereby changing the proportionate beneficial interests in that fund and to divide such shares into classes. Each share of a class of a fund represents an equal proportional interest in the fund with each other share in the same class.

13.	Tax Disclosure

The Company received updated information concerning the tax character of distributions made by certain issuers during 2014, and as a result, pursuant to Section 852 of the Internal Revenue Code, has modified its reported designation of capital gain dividends for the year ended December 31, 2014, as follows:

Fund	Long Term Capital Gain Dividend
Growth	67,117,182
Mid/Small Company Index	31,140,800
Milestone 2010	20,667,370
Milestone 2015	49,374,043
Milestone 2020	52,841,236
Milestone 2025	47,545,157
Milestone 2030	43,785,595
Milestone 2035	31,090,737
Milestone 2040	32,760,735
Milestone 2045	8,430,308
Milestone 2050	1,901,983

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited)

A.	Subadviser Fees

Presented below are the fees paid by each fund to subadvisers during the six months period ended June 30, 2015. Fees are shown as an annual percentage of average net assets under management. The total dollars below represent amounts paid to subadvisers for services performed during the period October 1, 2014 through March 31, 2015.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Low Duration Bond	Payden & Rygel	0.09%	$183,643
	Schroder Investment Management North America Inc.	0.17%	329,079

Inflation Focused	AllianceBernstein L.P. (1)	0.19%	—
	Pacific Investment Management Company, LLC	0.20%	263,842
	BlackRock Financial Management, Inc.	0.10%	134,995

High Yield	Oaktree Capital Management, L.P.	0.50%	450,800
	Western Asset Management Company	0.20%	180,640

Equity Income	T. Rowe Price Associates, Inc.	0.30%	1,130,733
	Southeastern Asset Management, Inc.	0.52%	1,519,866
	SSGA Funds Management, Inc.	0.03%	58,294
	Wellington Management Company LLP	0.25%	824,678

Growth & Income	Fiduciary Management, Inc.	0.29%	838,067
	T. Rowe Price Associates, Inc.	0.37%	774,837
	Wellington Management Company LLP	0.25%	881,078

Growth	Atlanta Capital Management Company, LLC (2)	0.30%	680,577
	Columbus Circle Investors (2)	0.32%	944,238
	Victory Capital Management, Inc. (2)	0.25%	727,713
	Westfield Capital Management Company, L.P.	0.32%	1,118,060

Select Value	Artisan Partners Limited Partnership	0.55%	399,093
	Systematic Financial Management, L.P	0.36%	296,419
	WEDGE Capital Management LLP	0.50%	377,470

Aggressive Opportunities	Southeastern Asset Management, Inc.	0.58%	463,973
	SSGA Funds Management, Inc.	0.03%	53,917
	TimesSquare Capital Management, LLC	0.50%	821,658
	Wells Capital Management, Inc.	0.43%	595,974

Discovery	Payden & Rygel	0.15%	105,947
	Wellington Management Company LLP	0.73%	513,858

International	Artisan Partners Limited Partnership	0.64%	854,773
	GlobeFlex Capital, L.P.	0.40%	854,491
	Mondrian Investment Partners Limited	0.43%	1,105,200
	Walter Scott & Partners Limited	0.50%	782,709

Diversifying Strategies	Oaktree Capital Management, L.P.	0.50%	529,646
	Payden & Rygel (Low Duration)	0.10%	130,153
	Payden & Rygel (Enhanced Equity)	0.14%	238,680
	Shenkman Capital Management, Inc.	0.38%	403,026
	SSGA Funds Management, Inc.	0.07%	21,012

Core Bond Index	Mellon Capital Management Corporation	0.01%	84,216

500 Stock Index	Mellon Capital Management Corporation	0.01%	41,674

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Broad Market Index	Mellon Capital Management Corporation	0.01%	$58,843

Mid/Small Company Index	Mellon Capital Management Corporation	0.01%	51,864

Overseas Equity Index	Mellon Capital Management Corporation	0.04%	60,301

(1)	Effective May 1, 2015, AllianceBernstein L.P. became a subadviser to the Inflation Focused Fund.

(2)	Effective June 20, 2015, the fee schedules charged by Columbus Circle Investors and Victory Capital Management Inc. were amended and the percentage shown above represents a blended rate of the previous fee schedule and the current fee schedule. Effective July 2, 2015, Atlanta Capital Management Company LLC ceased serving as a subadviser to the Growth Fund.

B.	Directors’ Considerations of Investment Advisory and Subadvisory Agreement

The following relates to the consideration by the Board of Directors (“Directors” or “Board”) of The Vantagepoint Funds (“Company”), during the period beginning January 1, 2015 through June 30, 2015, of the approval of the Master Investment Advisory Agreements (“Advisory Agreement” or “Advisory Agreements”) between VIA and each series of the Company (each series, a “Fund” and collectively, the “Funds”), and certain Investment Subadvisory Agreements (“Subadvisory Agreement” or “Subadvisory Agreements”) for the Funds.

Annual Consideration of the Advisory Agreements and Certain Subadvisory Agreements

At a meeting held on January 23, 2015 (“January Meeting”), the Board, including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Directors”), approved the continuance of the Advisory Agreements between VIA and each Fund. In addition, the Board, including a majority of the Independent Directors, approved the continuance of the Subadvisory Agreements with respect to the following subadvisers and Funds (may be referred to collectively as the “Sub-Advised Funds”): Artisan Partners Limited Partnership (“Artisan”) (International and Select Value Funds); Atlanta Capital Management Company, LLC (“Atlanta Capital”) (Growth Fund); BlackRock Financial Management, Inc. (Inflation Focused Fund); Columbus Circle Investors (Growth Fund); Fiduciary Management, Inc. (Growth & Income Fund); GlobeFlex Capital, LP (International Fund); Mellon Capital Management Corporation (“Mellon”) (Index Funds)1; Mondrian Investment Partners Limited (International Fund); Oaktree Capital Management, L.P. (“Oaktree”) (Diversifying Strategies and High Yield Funds); Pacific Investment Management Company, LLC (“PIMCO”) (Inflation Focused Fund); Payden & Rygel (Low Duration Bond, Discovery and Diversifying Strategies Funds); Schroder Investment Management North America Inc. (Low Duration Bond Fund); Shenkman Capital Management, Inc. (Diversifying Strategies Fund); Southeastern Asset Management, Inc. (Aggressive Opportunities and Equity Income Funds); SSGA Funds Management, Inc. (“SSGA”) (Aggressive Opportunities, Diversifying Strategies and Equity Income Funds); Systematic Financial Management, L.P. (Select Value Fund); T. Rowe Price Associates, Inc. (“T. Rowe Price”) (Equity Income and Growth & Income Funds); TimesSquare Capital Management, LLC (Aggressive Opportunities Fund); Victory Capital Management Inc. (Growth Fund); Walter Scott & Partners Limited (“Walter Scott”) (International Fund); WEDGE Capital Management LLP (Select Value Fund); Wellington Management Company, LLP (“Wellington”) (Discovery, Equity Income and Growth & Income Funds); Wells Capital Management Inc. (Aggressive Opportunities Fund); and Westfield Capital Management Company, L.P. (Growth Fund).

In reaching its decisions, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board or Committee meetings, as applicable, and reviewed and considered the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreements and Subadvisory Agreements.

[1]	For purposes of this discussion, the term “Index Funds” refers to the Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund and Overseas Equity Index Fund.

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Additional Information (Unaudited) — (Continued)

Information furnished in connection with Board or Investment Committee meetings throughout the year included, among other things, VIA’s analysis of, and presentations given by VIA on, each Fund’s investment performance and the investment performance of the subadvisers, the strategies being used to achieve stated objectives and various reports on the monitoring of the subadvisers, compliance and other services provided by VIA and its affiliates. In preparation for the January Meeting, the Directors requested and received information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data, on: (i) the investment performance over various time periods of each Fund as compared to a group of comparable funds determined by Lipper (“Lipper peer group”)2; and (ii) the fees and expenses of each Fund as compared to a group of comparable funds determined by Lipper (“Lipper expense group”). Additionally, in response to specific requests from the Independent Directors in connection with the January Meeting, VIA furnished, and the Board considered, a wide variety of information and reports concerning VIA and the subadvisers, including: (1) the nature, extent and quality of services provided to the Funds by VIA (and its affiliates) and by the subadvisers; (2) the level of the advisory and subadvisory fees that are charged to each Fund and a comparison with the fees charged to other clients; (3) profitability information of VIA and its affiliate, Vantagepoint Transfer Agents, LLC (“VTA”), and, to the extent made available, certain profitability information of the subadvisers; and (4) VIA’s and each subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by VIA or its affiliates and the subadvisers as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by VIA, the Board also considered the answers to questions posed by the Board to representatives of VIA at the January Meeting.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors considered each Fund separately. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Advisory Agreements and Subadvisory Agreements for an additional year. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the Advisory Agreements and Subadvisory Agreements.

Nature, Extent and Quality of Services. In examining the nature, extent and quality of the services to be provided by VIA, the Directors considered the qualifications, experience and capability of VIA’s management and other personnel and the extent of care and conscientiousness with which VIA performs its duties. In this regard, the Directors considered, among other matters: (a) the asset allocation services provided, and the monitoring of the performance of the underlying funds performed, by VIA with respect to the Model Portfolio Funds3 and the Milestone Funds4; (b) the subadviser selection process and fee negotiation process whereby VIA seeks to achieve an appropriate and competitive level of fee and fee structure, and VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; (c) the process by which VIA evaluates and monitors the subadvisers, including with respect to portfolio security brokerage and trading practices; (d) VIA’s process for identifying instances where there may be a need to replace a subadviser, reallocate assets, or both, and its process with regard to the efficient and economical implementation of such changes; (e) the cash management services provided to the Sub-Advised Funds; and (f) the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds’ other third-party service providers by VIA or its affiliates.

[2]	With respect to the Index Funds, at the request of VIA, only other passively managed (pure) index funds were included in each Fund’s Lipper peer group.

[3]

For purposes of this discussion, the term “Model Portfolio Funds” refers to the Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund, Model Portfolio Long-Term Growth Fund and Model Portfolio All-Equity Growth Fund.

[4]

For purposes of this discussion, the term “Milestone Funds” refers to the Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund, Milestone 2040 Fund, Milestone 2045 Fund and Milestone 2050 Fund.

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Additional Information (Unaudited) — (Continued)

The Board also considered the nature, extent and quality of the services provided to the Funds by VIA’s affiliates, including transfer agency and distribution services. The Board took into account the types of shareholder services provided by VTA in order to satisfy the needs of the Funds’ shareholders.

In addition, the Directors considered information provided by VIA regarding the overall financial strength of VIA and its affiliates and considered the resources and staffing in place with respect to the services provided to the Funds.

With respect to the nature, extent and quality of the investment advisory services provided by each subadviser to the Sub-Advised Funds, the Directors considered each subadviser’s investment performance in managing the assets allocated to it, including in the context of the subadviser’s role within the applicable Fund. The Directors also considered the experience and capability of the subadviser’s management and other personnel responsible for the portfolio management of the applicable Fund and compliance with the Fund’s investment policies and restrictions. In addition, the Directors considered the favorable assessment provided by VIA as to the nature and quality of the services provided by each subadviser to the Sub-Advised Funds and the ability of each subadviser to fulfill its contractual obligations with respect to the Sub-Advised Funds.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of VIA’s and the subadvisers’ services, as applicable, as well as the services of VIA’s affiliates, and that VIA and its affiliates, as well as the subadvisers, have the ability to continue to provide these services based on their respective experience, operations and current resources.

Investment Performance. The Board placed emphasis on the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance reports provided specifically in connection with the January Meeting. In particular, the Directors reviewed the performance of each Fund over a ten-year period ending June 30, 2014, or shorter period, as applicable, relative to its stated investment objective, benchmark and Lipper peer group.5 The Directors also considered updated performance information for each Fund relative to its benchmark and, with respect to applicable Funds, its Morningstar, Inc. (“Morningstar”) peer category (“Morningstar peer group”), through October 31, 2014.

In reviewing the performance of the Funds, the Directors considered that for each of the one-, three-, five- and ten-year cumulative periods ended June 30, 2014, or shorter period, as applicable, the performance of each of the following Funds was in one of the first three quintiles of its Lipper peer group for all such periods6: Low Duration Bond Fund; Equity Income Fund; Growth & Income Fund; Discovery Fund; International Fund; 500 Stock Index Fund; Broad Market Index Fund (Class II); Mid/Small Company Index Fund; Overseas Equity Index Fund; Model Portfolio Conservative Growth Fund; Model Portfolio Long-Term Growth Fund; Milestone 2015 Fund; Milestone 2020 Fund; Milestone 2025 Fund; Milestone 2030 Fund; Milestone 2035 Fund; Milestone 2040 Fund; Milestone 2045 Fund; and Milestone 2050 Fund. In addition, the Directors considered that for the one-, three-, five- and ten-year cumulative periods ended June 30, 2014, or shorter period, as applicable, the performance of each of the following Funds was in one of the first three quintiles of its Lipper peer group for all but one of those periods: Inflation Focused Fund; Select Value Fund; and Milestone 2010 Fund.

With regard to the performance of the High Yield Fund relative to its Lipper peer group, the Board considered VIA’s explanation that the Fund underperformed its peer group largely due to a lower quality bias during a period when higher quality credits generally outperformed lower quality credits. The Board also considered that VIA recommended, and the Board approved at its June 20, 2014 meeting, an additional subadviser for the Fund that

[5]	With respect to the High Yield Fund, the performance period reviewed relative to the Fund’s Lipper peer group was from the Fund’s inception on May 1, 2014 through September 30, 2014.

[6]	For purposes of the following discussion, the performance of the Funds refers to the Investor Shares of the Sub-Advised Funds (excluding the Index Funds, the Diversifying Strategies Fund and the High Yield Fund), the Class I and Class II Shares of the Index Funds, the T Shares of the Diversifying Strategies Fund and the High Yield Fund and the Investor M Shares of the Model Portfolio Funds and Milestone Funds. In addition, for the Index Funds, only other passively managed (pure) index funds were included in the Lipper peer group.

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Additional Information (Unaudited) — (Continued)

began managing a portion of the Fund’s assets in August 2014. The Board noted that VIA believes the current positioning of the High Yield Fund, with two complementary subadvisers, will serve investors well over the longer-term.

With regard to the performance of the Growth Fund relative to its Lipper peer group, the Board considered that, in order to improve the Fund’s performance, VIA recommended, and the Board approved, changes to the subadvisory structure of the Fund, that were implemented in January 2012, and noted that VIA considered such changes to have been beneficial to the Growth Fund since their implementation. The Directors also considered that the Fund’s performance was in the third quintile of its Lipper peer group for the one-, two- and three-year periods ended June 30, 2014, and the Fund outperformed its Morningstar peer group median for the one-year period ended June 30, 2014.

With regard to the performance of the Aggressive Opportunities Fund relative to its Lipper peer group, the Board considered that, in order to improve the Fund’s performance, VIA recommended, and the Board approved, changes to the subadvisory structure of the Fund, which were implemented in August 2012 and included the addition of a new index strategy. The Board noted that VIA considered such changes to have been beneficial to the Aggressive Opportunities Fund since their implementation. The Directors also considered that the Fund’s performance was in the second quintile of its Lipper peer group for the one- and two-year periods, and third quintile for the three-year period, ended June 30, 2014. In addition, the Directors considered that the Fund outperformed its Morningstar peer group median for the calendar year-to-date and one-year periods ended June 30, 2014, and the Fund’s performance was at the median of its Morningstar peer group for the three-year period ended June 30, 2014.

With regard to the performance of the Diversifying Strategies Fund relative to its Lipper peer group, the Directors considered that the Fund’s performance was in the third quintile of its Lipper peer group for the since inception period (October 2007) through June 30, 2014. The Directors also considered VIA’s explanation that the Diversifying Strategies Fund’s performance relative to its Lipper peer group for the one-, three- and five-year periods ended June 30, 2014, was likely due to its underweighting to stocks relative to its Lipper peer group. The Directors also considered that the Fund outperformed its Morningstar peer group median for the calendar year-to-date and one- and three-year periods ended June 30, 2014. Furthermore, the Directors considered that, in order to improve the Diversifying Strategies Fund’s risk/return profile and performance, VIA recommended, and the Board approved, certain principal investment strategy and subadviser changes, with certain changes implemented in February 2014 and certain changes implemented in May 2014. The Directors noted that the May 2014 changes were implemented in order to enhance the Fund’s potential to participate in rising equity market environments and VIA believes the changes will better position the Fund going forward.

With regard to the performance of the Core Bond Index Fund and the Broad Market Index Fund (Class I shares only) relative to their respective Lipper peer groups, the Directors considered VIA’s explanation [regarding the impact on the relative performance of the Class I shares of each Index Fund of including institutional share classes, which typically have lower fees, in each Fund’s Lipper peer group, as index fund performance rankings are largely driven by fees. With respect to the performance of the Broad Market Index Fund relative to its Lipper peer group, the Directors also considered that the performance of the Class I Shares of the Fund was in the third quintile of its Lipper peer group for the one-year period ended June 30, 2014. In addition, the Board took into consideration VIA’s assessment that each of the Index Funds performed as expected relative to its benchmark when taking into account fees and expenses of the Fund.

With respect to the performance of the Model Portfolio Traditional Growth Fund relative to its Lipper peer group, the Directors considered VIA’s explanation that the Model Portfolio Traditional Growth Fund’s performance relative to its Lipper peer group for each of the one-, three-, five- and ten-year periods ended June 30, 2014 was likely primarily due to differing characteristics within the asset classes in which the Fund was invested. The Directors noted that the Fund outperformed its custom benchmark for the one-year period ended June 30, 2014.

With respect to the performance of the Model Portfolio All-Equity Growth Fund relative to its Lipper peer group, the Directors considered that the Fund’s performance was in the third quintile of its Lipper peer group for the one- and ten-year periods ended June 30, 2014. The Directors also considered VIA’s explanation that the Model Portfolio All-Equity Growth Fund’s performance relative to its Lipper peer group over the other periods was likely primarily due to

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Additional Information (Unaudited) — (Continued)

differing characteristics within the equity asset classes in which the Fund was invested. The Directors also considered that the Fund outperformed its Morningstar peer group median for the one- and ten-year periods ended June 30, 2014.

With respect to the Milestone Retirement Income Fund, the Directors considered that the Fund’s performance relative to its Lipper peer group was in the third quintile for the since-inception (January 2005) period through June 30, 2014. The Directors also considered VIA’s explanation that the Milestone Retirement Income Fund’s performance relative to its Lipper peer group over the other periods was likely primarily due to its conservative orientation and relative characteristics within the asset classes in which the Fund was invested. The Directors also noted that the Fund outperformed its benchmark (the Barclays U.S. Intermediate Aggregate Bond Index) for all cumulative trailing time periods ended June 30, 2014.

In addition, with regard to the Model Portfolio Funds and Milestone Funds, in order to improve the risk/return profile and performance of each Fund, VIA recommended, and the Board approved at a meeting held on February 5, 2014, certain principal investment strategy, target allocation and asset class changes with regard to the underlying funds in which these Funds invest, and such changes were implemented in May 2014.

For the Sub-Advised Funds, the Directors also considered VIA’s assessment of the performance record of each subadviser with respect to the assets of the Fund it manages and the reasons supporting VIA’s recommendation to approve each Subadvisory Agreement for an additional one-year period.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board considered the fees payable under each Advisory Agreement and under each Subadvisory Agreement for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels based on the Fund’s total net assets as of June 30, 2014) and actual management fee rate (which includes the effect of any fee waivers/reimbursements) as a percentage of total assets—these fee rates include advisory, subadvisory and administrative service fees—to other funds in its Lipper expense group.7 Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (i) each Fund’s contractual management fee rate at a common asset level, was at or lower than the median of its Lipper expense group, except for the High Yield Fund, Mid/Small Company Index Fund (Class I), Model Portfolio Traditional Growth Fund (Investor M), Model Portfolio Long-Term Growth Fund (Investor M), Model Portfolio All-Equity Growth Fund (Investor M), and the Investor M shares of each of the Milestone Funds (other than the Milestone 2025 and Milestone 2045 Funds); and (ii) the actual management fee rate of each Fund was at or lower than the median of its Lipper expense group, except for the Inflation Focused Fund (Investor Shares), High Yield Fund, Core Bond Index Fund (Class I and Class II), 500 Stock Index Fund (Class I), Broad Market Index Fund (Class I), Mid/Small Company Index Fund (Class I), Model Portfolio Conservative Growth Fund (Investor M), Model Portfolio Traditional Growth Fund (Investor M), Model Portfolio Long-Term Growth Fund (Investor M), Model Portfolio All-Equity Growth Fund (Investor M), and each share class of each of the Milestone Funds (other than Milestone Retirement Income Fund (TM Shares), Milestone 2030 Fund, Milestone 2040 Fund (TM Shares), and Milestone 2050 Fund (TM Shares)). With respect to the Inflation Focused Fund, Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid-Small Company Index Fund and Milestone 2050 Fund, as well as the other Sub-Advised Funds (other than the High Yield Fund), the Directors considered that, based on the data provided, each Fund’s actual adviser fee (advisory and subadvisory fee) as a percentage of average net assets for the latest fiscal year was either at or below the median of its Lipper expense group. With respect to the High Yield Fund, Model Portfolio Funds (other than the Model Portfolio Conservative Growth Fund) and Milestone Funds, the Directors noted that most of the other funds in such Funds’ Lipper expense groups waive a portion of their management fees. Also, at the January Meeting, the Board and VIA agreed to a contractual waiver of a portion of

[7]	All Lipper expense data for the Funds (other than the High Yield Fund) was based on the June 30, 2014 unaudited semi-annual report data, and actual expense data for such Funds was annualized to reflect a fiscal year end of December 31, 2014. The High Yield Fund’s fiscal expense data as of September 30, 2014 and contractual management fees were provided by VIA. With respect to the Sub-Advised Funds, the Lipper expense group referred to in this discussion was not limited to funds with subadvisory arrangements.

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Additional Information (Unaudited) — (Continued)

VIA’s investment advisory fee for the High Yield Fund for a one-year period beginning May 1, 2015 through April 30, 2016. In addition, the Board considered that the actual total expense ratio of each Model Portfolio Fund and Milestone Fund (other than the TM shares of the Milestone 2050 Fund) was at or lower than the median of its Lipper expense group and noted VIA’s view that it is more relevant to focus on fees at the total expense level because of disparities across the funds comprising the Lipper expense groups in terms of the classification of certain fees and expenses.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio to other funds in its Lipper expense group. Based on this comparative expense data, the Board noted that the actual total expense ratio for each Fund (other than the High Yield Fund, Class I Shares of the Core Bond Index, Broad Market Index, Mid/Small Company Index, and Overseas Equity Index Funds and TM Shares of the Milestone 2050 Fund) was at or lower than the median of its Lipper expense group. With respect to the Class I Shares of the Core Bond Index, Broad Market Index, Mid/Small Company Index, and Overseas Equity Index Funds, the Board noted that the actual total expense ratio of the Class I Shares of each of these Funds as reported by Lipper was in the third quintile of their respective Lipper expense group.

With regard to the total expense ratio of the Milestone 2050 Fund, the Board noted that VIA has contractually agreed to waive fees and/or reimburse expenses of the Fund for the period May 1, 2015 through April 30, 2016 in order to limit the total annual operating expenses of the TM Shares to 0.85% and the Investor M Shares to 1.10%. In addition, with regard to the total expense ratio of the High Yield Fund, the Board noted VIA’s explanation that the addition of a second subadviser for the Fund in August 2014 resulted in a lower total subadvisory fee and a corresponding reduction in the High Yield Fund’s total expense ratio, and would have resulted in an actual total expense ratio that was lower than the Fund’s Lipper expense group median, if such lower total subadvisory fee had been in effect since the Fund’s inception through September 30, 2014.

The Board also reviewed and considered information about the fee rates charged to other accounts for which VIA’s affiliates provide management and/or investment advisory services, and for which, in some cases, these services are provided in conjunction with administrative and other services, and took into consideration the differences in services performed for such other accounts as compared to their fee rates.

The Directors reviewed information provided by VIA comparing the fees charged by the subadvisers to the Sub-Advised Funds with the fees charged by the subadvisers to comparable funds and accounts (as determined by the subadvisers). With regard to the Sub-Advised Funds, the Directors also considered VIA’s assessment, which was based in part on information provided by the subadvisers, that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for “like accounts.” For this purpose, the term “like accounts” was used by VIA generally to describe other accounts (including other registered and unregistered investment companies, as applicable) that are managed in the same investment style, with similar service requirements and with similar asset levels as the Fund’s portfolio being managed by the subadviser.

With respect to the Equity Income Fund, the Directors also considered that T. Rowe Price had agreed to, and the Board was being asked to approve at the January Meeting, an amendment to the fee schedule of the Fund’s Subadvisory Agreement with T. Rowe Price that would provide an additional fee breakpoint that would apply to all of the Fund’s assets under T. Rowe Price’s management when such assets reach $1 billion (i.e., a flat rate on all assets once the Fund’s assets under T. Rowe Price’s management reach $1 billion) and related transitional credits (“Amended Fee Schedule”). In considering the Amended Fee Schedule, the Board took into consideration that T. Rowe Price represented that the Amended Fee Schedule would not affect the nature, quality and scope of the services T. Rowe Price provides to the Equity Income Fund.

For each Sub-Advised Fund, the Directors also considered VIA’s conclusion, and the reasons supporting VIA’s conclusion, that the compensation payable to each subadviser under its respective Subadvisory Agreement is reasonable, appropriate and fair in light of the nature and quality of the services to be provided to the Fund.

The foregoing comparisons assisted the Directors in determining to approve each Advisory Agreement and Subadvisory Agreement by providing them with a basis for evaluating each Fund’s investment advisory fee and total expense ratio on a relative basis.

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Additional Information (Unaudited) — (Continued)

Profitability. The Board reviewed the materials it received from VIA regarding its revenues and expenses in connection with the services provided to each Fund and the Company as a whole. The Directors considered information regarding VTA’s revenues and expenses relating to the services it provides to each Fund and the Company as a whole. The materials provided in this regard showed, and the Directors acknowledged, that VIA and VTA experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Directors also considered the overall net margin levels of VIA and VTA. With respect to the Sub-Advised Funds, the Directors reviewed the subadviser profitability information to the extent made available, and took into account VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as VIA’s assessment that the subadvisory fee rate charged by each subadviser reflects the lowest available fee schedule from the subadviser for like accounts.

Economies of Scale. With respect to whether economies of scale are realized by VIA as a Fund’s assets increase and whether advisory fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of advisory fee charged and fee structure and concluded that VIA’s fee structure with respect to each Fund was appropriate at this time.

With regard to each Sub-Advised Fund, the Directors considered that the fee schedule relating to each Subadvisory Agreement that the Board was being asked to approve (except for the Subadvisory Agreements with Atlanta Capital (Growth Fund), Mellon (Core Bond Index and 500 Stock Index Funds), Oaktree (Diversifying Strategies Fund), PIMCO (Inflation Focused Fund), SSGA (Aggressive Opportunities, Equity Income and Diversifying Strategies Funds), Walter Scott (International Fund) and Wellington (Equity Income and Growth & Income Funds)) includes breakpoints, and these Sub-Advised Funds and their shareholders will benefit from reduced subadvisory fee rates as the assets managed by the relevant subadviser increase, and that this generally represents a recognition that economies are being passed on by the subadviser to the Fund’s shareholders. The Directors also considered that each Subadvisory Agreement was the product of arm’s-length negotiations. The Directors further considered the appropriateness of each subadvisory fee structure in light of VIA’s assessment that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for like accounts.

“Fall Out” or Ancillary Benefits. The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to VIA and its affiliates and the subadvisers as a result of their relationships with the Funds. The Directors considered VIA’s explanation that fall-out benefits may accrue to VIA or its affiliates as a result of research conducted and advisory services provided to the Funds, including through exposure to the Funds’ subadvisers and their investment research, insight, management styles, investment strategies, resources and personnel. The Directors also considered VIA’s explanation that the knowledge, experience, exposure and relationships gained from managing the Funds’ assets and working with the subadvisers on behalf of the Funds may improve the quality of advisory services provided by VIA to clients of VIA’s parent company and may enhance the experience, skills and reputations of VIA and its investment professionals within the investment management industry. With regard to the subadvisers, the Board considered that certain subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that the subadvisers are required to select brokers that meet the Funds’ requirements for seeking best execution, and that VIA monitors and evaluates the subadvisers’ trade execution with respect to the Funds’ brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to VIA and its affiliates and to the subadvisers by virtue of their relationships to the Funds appeared to be reasonable.

After evaluation of the performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by VIA and each subadviser, the Board concluded that the level of fees to be paid to VIA with respect to each Fund, and each subadviser with respect to the Sub-Advised Funds, is reasonable.

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the Independent Directors, approved each Advisory Agreement and Subadvisory Agreement.

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Additional Information (Unaudited) — (Continued)

Vantagepoint Equity Income Fund and Vantagepoint Growth & Income Fund

At a meeting held on March 12, 2015, VIA recommended, and the Board, including a majority of the Independent Directors, approved, an amendment to the Subadvisory Agreements with T. Rowe Price for the Equity Income Fund and Growth & Income Fund to permit T. Rowe Price to delegate certain of its non-investment advisory, administrative and operational obligations to a third-party service provider.

Vantagepoint Growth Fund

At a meeting held on June 19, 2015 (“June Meeting”), VIA recommended, and the Board, including a majority of the Independent Directors, approved, an amended fee schedule to the Subadvisory Agreement with Columbus Circle Investors for the Growth Fund. The contractual fee schedule for the Growth Fund was amended, effective for subadvisory fees calculated beginning June 19, 2015, to provide an additional breakpoint for assets over $500 million. In approving the amended fee schedule with Columbus Circle Investors, the Board took into consideration VIA’s assessment that the contractual fee to be paid to Columbus Circle Investors by the Growth Fund under the amended fee schedule would be more advantageous to the Fund and its shareholders, and reduce the fee payable to Columbus Circle Investors based on the current assets of the Fund allocated to Columbus Circle Investors, and VIA’s conclusion that the amended fee schedule is in the best interests of the Fund and its shareholders. In addition, the Board considered that Columbus Circle Investors represented to VIA that the amended fee schedule would not affect the nature, quality or scope of services Columbus Circle Investors provides to the Growth Fund.

In addition, at the June Meeting, VIA recommended, and the Board, including a majority of the Independent Directors, approved, an amended fee schedule to the Subadvisory Agreement with Victory Capital Management Inc. for the Growth Fund. The contractual fee schedule for the Growth Fund was amended, effective for subadvisory fees calculated beginning June 19, 2015, to provide an additional breakpoint for assets over $200 million. In approving the amended fee schedule with Victory Capital Management Inc., the Board took into consideration VIA’s assessment that the contractual fee to be paid to Victory Capital Management Inc. by the Growth Fund under the amended fee schedule would be more advantageous to the Fund and its shareholders, and reduce the fee payable to Victory Capital Management Inc. based on the current assets of the Fund allocated to Victory Capital Management Inc., and VIA’s conclusion that the amended fee schedule is in the best interests of the Fund and its shareholders. In addition, the Board considered that Victory Capital Management Inc. represented to VIA that the amended fee schedule would not affect the nature, quality or scope of services Victory Capital Management Inc. provides to the Growth Fund.

C.	Householding

Only one copy of this Semi-Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record, unless the Company has received instructions to the contrary. If you need additional copies of this Annual Report, please contact the Company toll free at 800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002. If you do not want this mailing of this Annual Report to be combined with those for other members of your household, contact the Company in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 800-669-7400.

D.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the period ended June 30, 2015 are available without charge, upon request by calling 800-669-7400, online at www.icmarc.org, or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Standard & Poor’s and Dow Jones Marks and Indexes. The S&P 500 and the Dow Jones U.S. Select REIT Index (the “Indices”) are products of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use by The Vantagepoint Funds and Vantagepoint Investment Advisers, LLC respectively (the “Licensees”). S&P® and

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and Dow Jones U.S. Select REIT Index™ is a trademark of S&P DJI and/or its affiliates. These trademarks have been licensed for use by S&P DJI and sublicensed for certain purposes by the Licensees.

The Vantagepoint 500 Stock Index Fund and the Vantagepoint Diversifying Strategies Fund (the “Products”) are not sponsored, endorsed, sold or promoted by S&P DJI, SPFS, Dow Jones, or any of their respective affiliates or third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to the Licensees with respect to the Indices is the licensing of the Indices and the above-referenced trademarks of S&P Dow Jones Indices. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Licensees or the Products. S&P Dow Jones Indices has no obligation to take the needs of the Licensees or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products or in the determination or calculation of the equation by which the Products are converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

Russell Investments Marks and Indexes. Russell Investments is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investments (“Russell”).

1) The Vantagepoint Aggressive Opportunities Fund, Vantagepoint Broad Market Index Fund, Vantagepoint Equity Income Fund and Vantagepoint Mid/Small Company Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed these Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

2) Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

3) Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES.

NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Inc. (“MSCI”). The Vantagepoint Overseas Equity Index Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to the Fund or any index on which the Fund is based. The Fund’s registration statement contains a more detailed description of the limited relationship MSCI has with the Fund.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—58.3%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$970,000	$963,787

Auto Components—0.1%
Continental Rubber of America Corp.
4.500%	09/15/2019	^	865,000	890,076
Johnson Controls, Inc.
1.400%	11/02/2017		200,000	199,340

				1,089,416

Automobiles—1.0%
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,100,000	1,095,706
1.375%	08/01/2017	^	980,000	978,907
1.250%	01/11/2016	^	650,000	651,958
Hyundai Capital America
2.125%	10/02/2017	^	265,000	267,728
2.000%	03/19/2018	^	600,000	600,608
1.625%	10/02/2015	^	580,000	580,744
Nissan Motor Acceptance Corp.
1.950%	09/12/2017	^	650,000	654,721
1.000%	03/15/2016	^	1,115,000	1,117,260
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	680,000	681,026
1.250%	05/23/2017	^	1,520,000	1,522,470

				8,151,128

Banks—14.3%
ABN AMRO Bank NV (Netherlands)
1.079%	10/28/2016	#^	730,000	733,851
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^	710,000	712,334
Bank of America Corp.
6.500%	08/01/2016		6,600,000	6,963,990
3.875%	03/22/2017		200,000	208,022
3.700%	09/01/2015		635,000	637,656
Bank of America Corp. MTN
1.700%	08/25/2017		830,000	831,388
1.351%	03/22/2018	#	1,480,000	1,494,467
1.250%	01/11/2016		790,000	792,036
Bank of America Corp., Series L MTN
5.650%	05/01/2018		3,750,000	4,122,116
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	533,205
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,130,000	1,126,173
0.732%	02/26/2016	#^	1,250,000	1,251,245
Banque Federative du Credit Mutuel SA (France)
1.129%	10/28/2016	#^	1,500,000	1,507,923
Barclays Bank plc (United Kingdom)
0.856%	02/17/2017	#	1,100,000	1,096,668
Barclays Bank plc, Bank Note (United Kingdom)
6.750%	05/22/2019		4,250,000	4,931,084
2.500%	02/20/2019		2,250,000	2,266,177
BB&T Corp. MTN
1.600%	08/15/2017		420,000	421,547
0.938%	02/01/2019	#	1,540,000	1,540,213
BNP Paribas SA (France)
0.878%	12/12/2016	#	1,520,000	1,523,497

Coupon Rate	Maturity Date		Face	Value
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	$1,200,000	$1,206,130
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		6,400,000	6,370,150
1.150%	11/21/2016		430,000	428,625
Capital One NA, Bank Note
1.650%	02/05/2018		1,070,000	1,062,463
1.500%	09/05/2017		1,040,000	1,036,140
CIT Group, Inc.
5.250%	03/15/2018		475,000	492,219
Citigroup, Inc.
6.125%	11/21/2017		4,350,000	4,787,553
4.450%	01/10/2017		1,545,000	1,614,746
2.400%	02/18/2020		4,228,000	4,180,181
1.850%	11/24/2017		940,000	942,842
1.550%	08/14/2017		1,930,000	1,927,613
1.074%	04/01/2016	#	1,320,000	1,322,879
Citizens Bank NA MTN
1.600%	12/04/2017		1,300,000	1,298,625
Compass Bank, Bank Note
1.850%	09/29/2017		1,000,000	999,343
Credit Agricole SA (France)
1.435%	04/15/2016	#^	1,080,000	1,086,955
1.121%	10/03/2016	#^	1,090,000	1,095,760
1.075%	04/15/2019	#^	700,000	705,664
Fifth Third Bancorp
5.450%	01/15/2017		355,000	376,462
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		900,000	898,177
HSBC Bank plc (United Kingdom)
0.914%	05/15/2018	#^	3,840,000	3,858,981
Huntington National Bank (The)
1.375%	04/24/2017		360,000	358,822
1.350%	08/02/2016		300,000	300,280
0.703%	04/24/2017	#	300,000	299,400
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		590,000	589,238
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		590,000	594,982
JPMorgan Chase & Co.
3.150%	07/05/2016		8,090,000	8,255,044
1.177%	01/25/2018	#	750,000	755,414
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		1,540,000	1,541,712
KeyBank NA, Bank Note
4.950%	09/15/2015		520,000	523,396
1.100%	11/25/2016		320,000	320,539
KeyCorp MTN
3.750%	08/13/2015		560,000	561,690
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		320,000	323,646
Macquarie Bank Ltd. (Australia)
2.000%	08/15/2016	^	1,300,000	1,313,386
1.600%	10/27/2017	^	1,260,000	1,260,140
0.907%	10/27/2017	#^	710,000	711,684
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		1,160,000	1,158,715
1.250%	01/30/2017		870,000	869,798
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	740,000	739,023
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	610,000	610,329
1.300%	04/16/2017	^	610,000	607,867
0.731%	09/25/2017	#^	400,000	399,466

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	$260,000	$260,251
Nederlandse Waterschapsbank NV (Netherlands)
1.250%	09/18/2017	^	2,200,000	2,212,925
PNC Bank NA, Bank Note
1.150%	11/01/2016		400,000	400,590
Regions Financial Corp.
2.000%	05/15/2018		920,000	920,017
Royal Bank of Canada (Canada)
0.625%	12/04/2015		3,914,000	3,916,372
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		445,000	446,267
1.875%	03/31/2017		1,000,000	995,338
Royal Bank of Scotland plc (The) (United Kingdom)
4.375%	03/16/2016		274,000	280,100
3.950%	09/21/2015		4,990,000	5,020,554
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^	900,000	906,278
Standard Chartered Bank (United Kingdom)
6.400%	09/26/2017	^	1,500,000	1,637,646
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	4,100,000	4,175,194
2.400%	09/08/2019	^	2,000,000	1,998,198
Sumitomo Mitsui Banking Corp. (Japan)
1.300%	01/10/2017		590,000	590,707
0.945%	07/19/2016	#	330,000	330,667
0.900%	01/18/2016		480,000	480,413
SunTrust Bank
5.200%	01/17/2017		1,320,000	1,393,092
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,540,000	1,539,635

				117,983,915

Beverages—0.3%
Heineken NV (Netherlands)
0.800%	10/01/2015	^	250,000	250,087
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	731,424
0.968%	08/01/2018	#^	370,000	371,281
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,130,000	1,132,096

				2,484,888

Biotechnology—0.2%
Amgen, Inc.
1.250%	05/22/2017		1,740,000	1,739,516

Capital Markets—1.9%
Bank of New York Mellon Corp. (The) MTN
0.838%	08/01/2018	#	750,000	753,282
Credit Suisse (Switzerland)
1.750%	01/29/2018	†	800,000	797,188
Credit Suisse MTN (Switzerland)
1.375%	05/26/2017		2,210,000	2,208,977
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,350,000	1,371,989
Goldman Sachs Group, Inc. (The) MTN
1.374%	11/15/2018	#	910,000	918,816
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	483,021

Coupon Rate	Maturity Date		Face	Value
Macquarie Group Ltd. (Australia)
1.278%	01/31/2017	#^	$1,540,000	$1,547,762
Morgan Stanley
1.417%	01/27/2020	#	2,010,000	2,039,913
Morgan Stanley MTN
6.625%	04/01/2018		740,000	830,637
1.017%	07/23/2019	#	1,930,000	1,918,874
Nomura Holdings, Inc. MTN (Japan)
1.736%	09/13/2016	#	1,310,000	1,320,004
UBS AG MTN (Switzerland)
1.800%	03/26/2018		1,600,000	1,598,253

				15,788,716

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		1,050,000	1,082,812

Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020		700,000	736,750

Communications Equipment—0.3%
QUALCOMM, Inc.
1.400%	05/18/2018		2,610,000	2,602,990

Consumer Finance—4.9%
Ally Financial, Inc.
3.250%	09/29/2017		1,200,000	1,203,000
American Express Co.
0.874%	05/22/2018	#	1,410,000	1,406,589
American Express Credit Corp.
0.789%	07/29/2016	#	1,120,000	1,121,954
American Express Credit Corp. MTN
2.750%	09/15/2015		2,500,000	2,509,747
1.125%	06/05/2017		230,000	229,199
American Honda Finance Corp.
1.125%	10/07/2016		600,000	601,828
Capital One Financial Corp.
2.450%	04/24/2019		2,500,000	2,502,515
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		730,000	731,372
1.000%	03/03/2017		1,030,000	1,032,541
Ford Motor Credit Co. LLC
4.250%	02/03/2017		800,000	831,820
3.000%	06/12/2017		690,000	706,126
1.724%	12/06/2017		2,004,000	1,994,770
1.684%	09/08/2017		1,350,000	1,346,813
1.214%	01/09/2018	#	3,469,000	3,474,571
Ford Motor Credit Co. LLC, Series 1
1.118%	03/12/2019	#	1,060,000	1,052,855
General Motors Financial Co., Inc.
3.000%	09/25/2017		890,000	908,339
2.400%	04/10/2018		1,900,000	1,905,989
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	420,000	420,192
HSBC Finance Corp.
0.713%	06/01/2016	#	5,347,000	5,339,520
HSBC USA, Inc.
1.700%	03/05/2018		1,410,000	1,406,668
1.162%	09/24/2018	#	900,000	904,354
International Lease Finance Corp.
3.875%	04/15/2018		1,095,000	1,103,212
2.236%	06/15/2016	#†	1,295,000	1,296,619
John Deere Capital Corp.
1.050%	10/11/2016		560,000	562,503

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
John Deere Capital Corp. MTN
1.350%	01/16/2018			$595,000	$597,127
1.125%	06/12/2017			1,240,000	1,241,188
PACCAR Financial Corp. MTN
1.100%	06/06/2017			370,000	370,457
0.879%	12/06/2018	#		290,000	291,399
0.800%	02/08/2016			300,000	300,464
Synchrony Financial
3.000%	08/15/2019			580,000	584,679
1.875%	08/15/2017			460,000	460,046
1.509%	02/03/2020	#		380,000	382,095
Toyota Motor Credit Corp. MTN
1.125%	05/16/2017			1,750,000	1,754,354

					40,574,905

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.
(Ireland)
3.286%	12/15/2019	#^		1,730,000	1,688,912

Diversified Financial Services—3.8%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.250%	01/14/2019			8,000,000	8,059,072
ERAC USA Finance LLC
1.400%	04/15/2016	^		230,000	230,439
GE Capital UK Funding MTN (Ireland)
0.722%	03/20/2017	#	GBP	700,000	1,097,663
General Electric Capital Corp. MTN
6.000%	08/07/2019			$600,000	686,231
5.500%	01/08/2020			3,323,000	3,769,302
1.250%	05/15/2017			1,715,000	1,719,353
0.926%	07/12/2016	#		7,757,000	7,800,998
Moody’s Corp.
2.750%	07/15/2019			6,918,000	6,983,472
Nationwide Building Society (United Kingdom)
2.350%	01/21/2020	^		1,200,000	1,197,079

					31,543,609

Diversified Telecommunication Services—3.3%
AT&T, Inc.
2.450%	06/30/2020			7,275,000	7,139,765
1.700%	06/01/2017			4,785,000	4,805,580
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016			320,000	321,704
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017			370,000	374,497
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^		3,000,000	3,051,603
Verizon Communications, Inc.
2.625%	02/21/2020			4,350,000	4,344,919
2.036%	09/14/2018	#		4,134,000	4,280,125
1.816%	09/15/2016	#		280,000	283,530
1.350%	06/09/2017			1,240,000	1,238,829
0.700%	11/02/2015			580,000	579,235
Windstream Services LLC
7.875%	11/01/2017			880,000	938,300

					27,358,087

Coupon Rate	Maturity Date		Face	Value
Electric Utilities—0.8%
Duke Energy Corp.
0.663%	04/03/2017	#	$460,000	$460,599
Electricite de France SA (France)
1.150%	01/20/2017	^	790,000	791,567
0.735%	01/20/2017	#^	450,000	450,796
Georgia Power Co.
0.606%	03/15/2016	#	1,394,000	1,392,874
NextEra Energy Capital Holdings, Inc.
1.339%	09/01/2015		1,100,000	1,101,067
Southern California Edison Co.
1.845%	02/01/2022		2,200,000	2,198,887

				6,395,790

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015		560,000	560,408

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		470,000	470,758

Energy Equipment & Services—0.8%
Cameron International Corp.
1.400%	06/15/2017		400,000	397,575
Ensco plc (United Kingdom)
4.700%	03/15/2021		3,682,000	3,755,139
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.500%	11/15/2020		399,000	422,940
Nabors Industries, Inc.
2.350%	09/15/2016		1,200,000	1,203,858
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	821,343

				6,600,855

Food & Staples Retailing—0.4%
Kroger Co. (The)
2.200%	01/15/2017		650,000	659,316
0.804%	10/17/2016	#	910,000	910,671
Sysco Corp.
1.450%	10/02/2017		420,000	424,200
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		330,000	331,488
0.726%	05/18/2016	#	590,000	590,038
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	58,000	58,231

				2,973,944

Food Products—2.2%
ConAgra Foods, Inc.
1.350%	09/10/2015		200,000	200,101
1.300%	01/25/2016		300,000	300,083
General Mills, Inc.
1.400%	10/20/2017		1,070,000	1,068,918
HJ Heinz Co.
2.000%	07/02/2018	^	9,233,000	9,236,749
1.600%	06/30/2017	^	1,270,000	1,270,748
Ingredion, Inc.
3.200%	11/01/2015		310,000	312,043
Tyson Foods, Inc.
2.650%	08/15/2019		4,604,000	4,638,788
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	680,000	673,268

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	$200,000	$201,860
1.400%	10/21/2016	^	200,000	200,576

				18,103,134

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,000,000	1,022,500

Health Care Equipment & Supplies—1.1%
Becton Dickinson and Co.
1.800%	12/15/2017		430,000	430,308
1.450%	05/15/2017		1,800,000	1,799,503
0.736%	06/15/2016	#	310,000	310,217
Medtronic, Inc.
2.500%	03/15/2020	^	4,724,000	4,735,012
1.500%	03/15/2018	^	390,000	389,271
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020		280,000	278,922
2.000%	04/01/2018		910,000	910,929

				8,854,162

Health Care Providers & Services—1.5%
Anthem, Inc.
2.375%	02/15/2017		5,430,000	5,524,933
2.300%	07/15/2018		3,000,000	3,020,043
1.250%	09/10/2015		550,000	550,328
Express Scripts Holding Co.
1.250%	06/02/2017		570,000	567,596
McKesson Corp.
1.292%	03/10/2017		400,000	399,582
Tenet Healthcare Corp.
6.250%	11/01/2018		735,000	800,231
UnitedHealth Group, Inc.
0.850%	10/15/2015		1,358,000	1,359,120

				12,221,833

Hotels, Restaurants & Leisure—0.0%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	281,336

Household Durables—0.1%
Whirlpool Corp.
1.650%	11/01/2017		490,000	491,950

Independent Power and Renewable Electricity Producers—0.3%
AES Corp.
3.283%	06/01/2019	#	1,140,000	1,142,850
Talen Energy Supply LLC
5.125%	07/15/2019	^	1,340,000	1,319,900
TransAlta Corp. (Canada)
1.900%	06/03/2017		360,000	358,356

				2,821,106

Insurance—2.1%
Aflac, Inc.
3.450%	08/15/2015	†	2,937,000	2,945,312
Metropolitan Life Global Funding I
2.000%	04/14/2020	^	4,000,000	3,946,556
0.805%	07/15/2016	#^	4,000,000	4,019,156

Coupon Rate	Maturity Date		Face	Value
Principal Life Global Funding II
1.000%	12/11/2015	^	$660,000	$661,183
Prudential Covered Trust, Series 2012-1
2.997%	09/30/2015	^	1,592,500	1,600,924
Prudential Financial, Inc. MTN
6.100%	06/15/2017		2,500,000	2,717,790
1.054%	08/15/2018	#	600,000	604,318
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	810,000	816,483

				17,311,722

Internet Software & Services—0.3%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019	^	200,000	198,021
1.625%	11/28/2017	^	600,000	600,141
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	503,299
IAC/InterActiveCorp
4.875%	11/30/2018		350,000	362,250
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	800,000	803,084

				2,466,795

IT Services—0.2%
Computer Sciences Corp.
2.500%	09/15/2015		270,000	270,817
Fidelity National Information Services, Inc.
2.000%	04/15/2018		380,000	379,904
1.450%	06/05/2017		190,000	189,661
International Business Machines Corp.
1.125%	02/06/2018		1,100,000	1,093,432

				1,933,814

Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,316,361
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		400,000	399,490

				1,715,851

Machinery—0.2%
CNH Industrial Capital LLC
3.875%	07/16/2018	^†	790,000	791,975
3.875%	11/01/2015		1,035,000	1,040,175

				1,832,150

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,000,000	1,007,891

Media—0.5%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.125%	02/15/2016		500,000	506,001
DISH DBS Corp.
4.625%	07/15/2017		1,000,000	1,032,500
NBCUniversal Enterprise, Inc.
0.960%	04/15/2018	#^	500,000	502,615
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017		950,000	950,208
1.300%	02/23/2017		400,000	399,229
Time Warner, Inc.
3.150%	07/15/2015		440,000	440,461

				3,831,014

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Metals & Mining—3.6%
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	$4,400,000	$4,426,528
1.225%	04/15/2016	#^	350,000	349,245
ArcelorMittal (Luxembourg)
4.500%	08/05/2015		1,000,000	1,000,935
Barrick North America Finance LLC
6.800%	09/15/2018		6,056,000	6,875,540
Freeport-McMoRan, Inc.
2.300%	11/14/2017		640,000	638,392
2.150%	03/01/2017		490,000	490,909
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	5,735,000	5,797,689
Glencore Funding LLC
2.500%	01/15/2019	^	417,000	412,666
2.125%	04/16/2018	^	910,000	903,762
1.635%	01/15/2019	#^	1,230,000	1,229,779
Rio Tinto Finance USA Ltd. (Australia)
6.500%	07/15/2018		3,500,000	3,970,995
1.875%	11/02/2015		3,435,000	3,449,070

				29,545,510

Oil, Gas & Consumable Fuels—5.0%
Boardwalk Pipelines LP
5.875%	11/15/2016		320,000	332,003
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018		1,360,000	1,365,286
0.789%	05/10/2018	#	240,000	239,358
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018		700,000	695,694
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016		620,000	619,612
CNOOC Nexen Finance 2014 ULC (Canada)
1.625%	04/30/2017		590,000	591,104
CNPC General Capital Ltd. (Virgin Islands, British)
1.175%	05/14/2017	#^	700,000	699,240
ConocoPhillips Co.
1.500%	05/15/2018		710,000	709,781
Devon Energy Corp.
2.250%	12/15/2018		1,973,000	1,979,941
Enbridge, Inc. (Canada)
0.734%	06/02/2017	#	420,000	415,169
Enterprise Products Operating LLC
1.250%	08/13/2015		280,000	280,139
Hess Corp.
1.300%	06/15/2017		460,000	457,850
Kinder Morgan, Inc.
3.050%	12/01/2019		4,295,000	4,294,635
2.000%	12/01/2017		300,000	299,264
Marathon Oil Corp.
0.900%	11/01/2015		630,000	629,894
Murphy Oil Corp.
2.500%	12/01/2017		430,000	429,449
Phillips 66
2.950%	05/01/2017		5,616,000	5,775,107
Phillips 66 Partners LP
2.646%	02/15/2020		5,616,000	5,530,558
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,068,085

Coupon Rate	Maturity Date		Face	Value
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.250%	04/24/2016	^	$630,000	$630,237
Statoil ASA (Norway)
0.736%	11/08/2018	#	800,000	799,570
0.564%	05/15/2018	#	2,285,000	2,282,720
Suncor Energy, Inc. (Canada)
6.100%	06/01/2018		7,071,000	7,890,642
Total Capital International SA (France)
0.849%	08/10/2018	#	780,000	783,457
TransCanada PipeLines Ltd. (Canada)
0.962%	06/30/2016	#	1,300,000	1,301,347
WPX Energy, Inc.
5.250%	01/15/2017		990,000	1,017,225

				41,117,367

Pharmaceuticals—3.3%
AbbVie, Inc.
2.500%	05/14/2020		920,000	911,596
1.800%	05/14/2018		9,389,000	9,367,894
1.750%	11/06/2017		1,450,000	1,454,628
Actavis Funding SCS (Luxembourg)
3.000%	03/12/2020		2,603,000	2,615,411
2.350%	03/12/2018		1,630,000	1,639,666
1.850%	03/01/2017		1,110,000	1,115,872
1.543%	03/12/2020	#	820,000	830,024
1.300%	06/15/2017		700,000	695,605
Actavis, Inc.
3.250%	10/01/2022		1,193,000	1,158,299
Baxalta, Inc.
2.000%	06/22/2018	^	320,000	319,808
1.061%	06/22/2018	#^	580,000	580,250
EMD Finance LLC
1.700%	03/19/2018	^	4,098,000	4,100,561
Merck & Co., Inc.
0.636%	05/18/2018	#	1,120,000	1,124,613
Mylan, Inc.
1.800%	06/24/2016		200,000	200,148
1.350%	11/29/2016		340,000	339,085
Perrigo Co. plc (Ireland)
1.300%	11/08/2016		700,000	697,267

				27,150,727

Real Estate Investment Trusts (REITs)—0.2%
ARC Properties Operating Partnership LP
2.000%	02/06/2017		220,000	213,950
Health Care REIT, Inc.
3.625%	03/15/2016		440,000	446,648
Liberty Property LP
6.625%	10/01/2017		445,000	490,990
Ventas Realty LP
1.550%	09/26/2016		481,000	482,919
1.250%	04/17/2017		290,000	289,414

				1,923,921

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	400,000	400,977
1.750%	09/15/2017	^	330,000	331,098

				732,075

Road & Rail—0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†	465,000	477,788

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hertz Corp. (The)
6.750%	04/15/2019		$1,000,000	$1,034,400
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	854,314
2.400%	03/15/2019		770,000	777,700
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	345,000	357,101
2.500%	03/15/2016	^	620,000	624,441
2.500%	06/15/2019	^	290,000	287,501
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	549,967

				4,963,212

Semiconductors & Semiconductor Equipment—0.0%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	410,000	405,579

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		430,000	432,101

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		440,000	440,895

Technology Hardware, Storage & Peripherals—1.0%
Hewlett-Packard Co.
5.500%	03/01/2018		1,000,000	1,094,831
3.000%	09/15/2016		4,436,000	4,527,439
2.650%	06/01/2016		750,000	759,599
1.217%	01/14/2019	#	650,000	641,419
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		780,000	813,818

				7,837,106

Thrifts & Mortgage Finance—0.6%
Abbey National Treasury Services plc (United Kingdom)
1.650%	09/29/2017		1,700,000	1,705,576
Astoria Financial Corp.
5.000%	06/19/2017		690,000	724,994
BPCE SA (France)
1.625%	02/10/2017		550,000	555,197
BPCE SA MTN (France)
1.527%	04/25/2016	#	800,000	806,155
0.891%	06/23/2017	#	490,000	490,182
Santander Bank NA
2.000%	01/12/2018		900,000	900,418

				5,182,522

Tobacco—1.5%
BAT International Finance plc (United Kingdom)
1.850%	06/15/2018	^	770,000	772,395
0.796%	06/15/2018	#^	580,000	580,081
Reynolds American, Inc.
3.250%	06/12/2020		700,000	709,836
2.300%	06/12/2018		3,991,000	4,023,678
1.050%	10/30/2015		290,000	289,028
RJ Reynolds Tobacco Holdings, Inc.
6.875%	05/01/2020		2,834,000	3,301,537
2.300%	08/21/2017	†	2,877,000	2,888,594

				12,565,149

Coupon Rate	Maturity Date		Face	Value
Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		$635,000	$677,863
GATX Corp.
2.500%	07/30/2019		700,000	693,925

				1,371,788

Wireless Telecommunication Services—0.3%
SBA Communications Corp.
5.625%	10/01/2019		430,000	448,813
T-Mobile USA, Inc.
5.250%	09/01/2018	†	720,000	741,600
Vodafone Group plc (United Kingdom)
0.662%	02/19/2016	#	1,210,000	1,209,563

				2,399,976

TOTAL CORPORATE OBLIGATIONS
(Cost $479,445,967)				480,754,372

FLOATING RATE LOANS—0.6%**
ABC Supply Co., Term Loan B
3.500%	04/16/2020	#	982,500	979,798
ARAMARK Corp., Extended Term Loan
3.250%	09/06/2019	#	1,455,000	1,455,778
Asurion LLC, Non-Amortizing 1st Lien Term Loan
3.750%	03/03/2017	#	400,000	399,564
CDW LLC, Term Loan
3.250%	04/29/2020	#	982,418	976,037
Dole Food Co., Inc. Tranche B Term Loan
4.500%	11/01/2018	#	954,167	956,848
H.J. Heinz Co., 1st Lien Term Loan B2
3.250%	06/05/2020	#	170,333	170,557

TOTAL FLOATING RATE LOANS
(Cost $4,943,432)				4,938,582

MORTGAGE-BACKED SECURITIES—5.0%
Commercial Mortgage-Backed Securities—1.9%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	667,861	666,949
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	703,775	701,435
Colony American Homes, Series 2014-2A, Class A
1.137%	07/17/2031	#^	1,238,971	1,227,111
Colony American Homes, Series 2015-1A, Class A
1.387%	07/17/2032	#^	2,430,000	2,410,465
Hilton USA Trust, Series 2013-HLF, Class AFL
1.185%	11/05/2030	#^	1,389,506	1,389,751
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	915,759	913,601
Invitation Homes Trust, Series 2014-SFR1, Class A
1.185%	06/17/2031	#^	3,570,000	3,536,678
Invitation Homes Trust, Series 2014-SFR2, Class A
1.286%	09/17/2031	#^	2,220,000	2,202,697

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Invitation Homes Trust, Series 2015-SFR3, Class A
1.483%	08/17/2032	#^	$900,000	$905,003
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.436%	01/15/2032	#^	1,600,000	1,598,442

				15,552,132

Non-Agency Mortgage-Backed Securities—2.2%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
2.693%	01/25/2035	#	303,214	301,919
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,241,814	1,171,015
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.637%	11/25/2023	#	770,248	771,434
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.237%	03/25/2025	#	817,201	815,173
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.187%	10/25/2023	#	1,061,940	1,075,921
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.787%	01/25/2024	#	1,214,331	1,221,788
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.137%	05/25/2024	#	1,266,847	1,257,327
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.387%	07/25/2024	#	2,980,440	2,978,957
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.676%	10/18/2054	#^	1,315,479	1,319,964
GSAMP Trust, Series 2004-SEA2, Class M1
0.837%	03/25/2034	#	782,231	783,807
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	672,064	665,080
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.165%	12/25/2034	#	785,261	788,100
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	657,743	661,490
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	432,832	438,573
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	766,096	743,937

Coupon Rate	Maturity Date		Face	Value
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	$870,753	$846,575
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	395,520	397,292
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	764,705	765,677
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	472,835	475,107
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 2A1
2.160%	10/19/2034	#	201,350	167,863
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.717%	09/25/2034	#	683,495	623,855

				18,270,854

U.S. Government Agency Mortgage-Backed Securities—0.9%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	744,566	763,892
Federal National Mortgage Association
3.135%	07/01/2041	#	1,778,428	1,898,094
2.978%	06/01/2041	#	848,734	903,205
1.989%	10/01/2034	#	756,986	801,079
1.929%	09/01/2034	#	71,594	75,637
1.915%	09/01/2034	#	107,245	113,331
1.807%	10/01/2034	#	116,674	123,115
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		47,005	47,175
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.744%	12/08/2020	#	2,543,290	2,562,661

				7,288,189

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $41,221,410)				41,111,175

U.S. TREASURY OBLIGATIONS—15.1%
U.S. Treasury Bills—1.1%
U.S. Treasury Bill
0.010%	08/20/2015		8,500,000	8,500,000

U.S. Treasury Notes—14.0%
U.S. Treasury Note
1.375%	03/31/2020		1,990,000	1,970,566
1.125%	06/15/2018		1,370,000	1,375,244
1.000%	09/15/2017- 02/15/2018		32,050,000	32,172,964
0.875%	07/15/2017- 11/15/2017		7,005,000	7,030,022
0.750%	10/31/2017		17,951,000	17,936,980
0.625%	12/31/2016- 02/15/2017		17,030,000	17,060,982
0.500%	01/31/2017		5,710,000	5,708,664
0.375%	10/31/2016		20,900,000	20,888,568
0.375%	03/15/2016	‡‡	315,000	315,394

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.250%	10/31/2015		$11,266,000	$11,273,481

				115,732,865

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $123,986,121)				124,232,865

GOVERNMENT RELATED OBLIGATIONS—3.3%
U.S. Government Agencies—0.5%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016		3,870,000	3,871,637

Non-U.S. Government Agencies—0.5%
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017		1,600,000	1,607,843
0.625%	01/30/2017		1,620,000	1,619,334
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	700,000	700,372

				3,927,549

Sovereign Debt—0.7%
Bank of England Euro Note (United Kingdom)
1.250%	03/16/2018	^	2,500,000	2,511,250
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018	^†	1,410,000	1,413,134
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	1,610,000	1,613,373

				5,537,757

Supranational—0.6%
Asian Development Bank MTN
0.750%	07/28/2017	†	2,210,000	2,208,429
European Investment Bank
1.125%	12/15/2016- 08/15/2018		3,210,000	3,222,214

				5,430,643

U.S. Municipal Bonds—0.8%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		700,000	704,578
California General Obligation Bonds (California)
1.050%	02/01/2016		755,000	757,642
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (Florida)
2.995%	07/01/2020		3,125,000	3,187,813
1.298%	07/01/2016		1,955,000	1,966,378

				6,616,411

Non-U.S. Regional Authority Bonds—0.2%
Province of British Columbia (Canada)
1.200%	04/25/2017		2,000,000	2,016,978

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $27,175,440)				27,400,975

ASSET-BACKED SECURITIES—14.0%
Automobiles—3.3%
Ally Master Owner Trust Series 2013-2, Class A
0.636%	04/15/2018	#	1,600,000	1,600,919

Coupon Rate	Maturity Date		Face	Value
Capital Auto Receivables Asset Trust Series 2014-2, Class A1
0.487%	06/20/2016	#	$972,157	$972,103
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		330,000	331,017
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		330,000	330,127
CarMax Auto Owner Trust Series 2015-2, Class A3
1.370%	03/16/2020		3,515,000	3,520,084
Ford Credit Auto Owner Trust Series 2013-A, Class A3
0.550%	07/15/2017		1,367,495	1,367,825
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3
1.100%	09/15/2019		5,502,000	5,501,766
Nissan Auto Receivables Owner Trust Series 2011-A, Class A4
1.940%	09/15/2017		50,750	50,778
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	7,789,000	7,794,187
Toyota Auto Receivables Owner Trust Series 2014-B, Class A4
1.310%	09/16/2019		400,000	401,142
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A3
0.910%	10/22/2018		5,436,000	5,422,663

				27,292,611

Credit Card—8.3%
American Express Credit Account Master Trust Series 2014-1, Class A
0.556%	12/15/2021	#	5,989,000	5,988,108
BA Credit Card Trust Series 2014-A1, Class A
0.565%	06/15/2021	#	5,600,000	5,601,501
Cabela’s Credit Card Master Note Trust Series 2014-2, Class A
0.636%	07/15/2022	#	2,531,000	2,528,738
Cabela’s Credit Card Master Note Trust Series 2014-1, Class A
0.536%	03/16/2020	#	2,195,000	2,196,620
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		2,100,000	2,302,812
Capital One Multi-Asset Execution Trust Series 2007-A5, Class A5
0.226%	07/15/2020	#	4,900,000	4,870,321
Capital One Multi-Asset Execution Trust Series 2014-A3, Class A3
0.554%	01/18/2022	#	1,800,000	1,803,588
Chase Issuance Trust Series 2013-A9, Class A
0.605%	11/16/2020	#	9,000,000	9,023,454
Chase Issuance Trust Series 2006-A2, Class A2
5.160%	04/16/2018		2,114,000	2,174,736
Chase Issuance Trust Series 2007-B1, Class B1
0.436%	04/15/2019	#	1,500,000	1,491,354

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.337%	01/23/2020	#	$3,300,000	$3,371,376
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3
5.300%	03/15/2018		960,000	990,854
Citibank Credit Card Issuance Trust Series 2013-A6, Class A6
1.320%	09/07/2018		3,897,000	3,917,658
Discover Card Execution Note Trust Series 2013-A6, Class A6
0.623%	04/15/2021	#	5,558,000	5,576,252
Discover Card Execution Note Trust Series 2014-A1, Class A1
0.604%	07/15/2021	#	3,200,000	3,210,685
Discover Card Execution Note Trust Series 2007-A1, Class A1
5.650%	03/16/2020		750,000	821,823
Synchrony Credit Card Master Note Trust Series 2012-6, Class A
1.360%	08/17/2020		4,840,000	4,839,114
Synchrony Credit Card Master Note Trust Series 2012-3, Class A
0.636%	03/15/2020	#	5,720,000	5,727,619
Synchrony Credit Card Master Note Trust Series 2015-2, Class A
1.600%	04/15/2021		2,315,000	2,315,138

				68,751,751

Other—2.3%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		1,043,915	1,044,435
CNH Equipment Trust Series 2015-B, Class A3
1.370%	07/15/2020		7,400,000	7,401,979
Global SC Finance II SRL (Barbados) Series 2014-1A, Class A1
3.190%	07/17/2029	^	1,744,000	1,742,605
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	249,782
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	1,785,000	1,787,269
MMAF Equipment Finance LLC Series 2015-AA, Class A3
1.390%	10/16/2019	^	3,095,000	3,097,168
TAL Advantage V LLC Series 2014-2A, Class A1
1.700%	05/20/2039	^	2,173,357	2,160,347
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.885%	12/10/2018	#^	1,800,000	1,800,570

				19,284,155

Coupon Rate	Maturity Date		Face	Value
Student Loan—0.1%
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.467%	06/25/2021	#^	$528,599	$528,587

TOTAL ASSET-BACKED SECURITIES
(Cost $116,027,645)				115,857,104

			Shares	Value
MONEY MARKET FUNDS—5.9%
Institutional Money Market Funds—5.9%
Dreyfus Institutional Cash Advantage Fund, 0.08%		††¥	1,800,000	1,800,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%			¥37,185,152	37,185,152
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		††¥	2,412,350	2,412,350
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%		††¥	1,800,000	1,800,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%		††¥	1,800,000	1,800,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%		††¥	1,800,000	1,800,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%		††¥	1,800,000	1,800,000

TOTAL MONEY MARKET FUNDS
(Cost $48,597,502)				48,597,502

TOTAL INVESTMENTS—102.2%
(Cost $841,397,517)				842,892,575
Other assets less liabilities—(2.2%)				(17,870,879)

NET ASSETS—100.0%				$825,021,696

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Notes to the Schedule of Investments:

GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $154,256,251, which represents 18.7% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—8.3%
Aerospace & Defense—0.0%
KLX, Inc.
5.875%	12/01/2022	^	$156,000	$158,323

Automobiles—0.0%
General Motors Co.
3.500%	10/02/2018		154,000	159,392

Banks—1.6%
Bank of America Corp.
5.750%	12/01/2017		1,100,000	1,198,996
5.625%	07/01/2020		230,000	259,508
Bank of America Corp. MTN
4.000%	04/01/2024		255,000	259,958
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#	150,000	155,438
Bank of America Corp., Series L
2.600%	01/15/2019		1,300,000	1,315,259
Barclays Bank plc, Bank Note (United Kingdom)
3.750%	05/15/2024		255,000	256,398
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		230,000	254,410
Citigroup, Inc.
3.300%	04/27/2025		270,000	260,172
Citigroup, Inc., Perpetual Bond, Series P
5.950%	05/15/2025	#	105,000	101,477
Credit Agricole SA (France)
8.125%	09/19/2033	#	1,000,000	1,103,750
Intesa Sanpaolo SpA (Italy)
6.500%	02/24/2021	^	500,000	571,076
2.375%	01/13/2017		700,000	703,702
JPMorgan Chase & Co.
3.875%	02/01/2024		250,000	254,352
3.200%	01/25/2023		265,000	260,167
KBC Bank NV (Belgium)
8.000%	01/25/2023	#	400,000	438,500
PNC Bank NA MTN
3.250%	06/01/2025		300,000	293,849
Santander Holdings USA, Inc.
2.650%	04/17/2020		267,000	262,783
Santander UK plc (United Kingdom)
5.000%	11/07/2023	^	200,000	205,004
Societe Generale SA (France)
5.200%	04/15/2021	^	235,000	263,995

				8,418,794

Capital Markets—1.1%
Goldman Sachs Group, Inc. (The) MTN
3.850%	07/08/2024		2,600,000	2,600,689
1.883%	11/29/2023	#	205,000	208,759
Morgan Stanley
2.650%	01/27/2020		260,000	259,702
Morgan Stanley, Series F
3.875%	04/29/2024		255,000	258,004
UBS AG (Switzerland)
7.625%	08/17/2022		300,000	352,094
5.125%	05/15/2024		1,300,000	1,288,364
UBS AG MTN (Switzerland)
4.750%	05/22/2023	#	900,000	909,418

				5,877,030

Coupon Rate	Maturity Date		Face	Value
Chemicals—0.1%
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		$230,000	$262,459

Communications Equipment—0.1%
Motorola Solutions, Inc.
7.500%	05/15/2025		215,000	260,029

Consumer Finance—0.2%
Ford Motor Credit Co. LLC
5.875%	08/02/2021		225,000	256,484
Navient Corp. MTN
7.250%	01/25/2022		95,000	100,462
6.250%	01/25/2016		734,000	749,598

				1,106,544

Diversified Telecommunication Services—0.8%
AT&T, Inc.
3.000%	02/15/2022		265,000	259,053
0.702%	03/30/2017	#	3,000,000	2,990,934
Sprint Capital Corp.
6.900%	05/01/2019		300,000	306,750
Verizon Communications, Inc.
7.350%	04/01/2039		205,000	256,549
4.600%	04/01/2021		240,000	258,231

				4,071,517

Electric Utilities—0.3%
Electricite de France SA (France)
1.150%	01/20/2017	^	200,000	200,396
0.735%	01/20/2017	#^	700,000	701,239
Entergy Corp.
4.000%	07/15/2022		131,000	132,204
Exelon Corp.
2.850%	06/15/2020		345,000	347,394

				1,381,233

Energy Equipment & Services—0.1%
Diamond Offshore Drilling, Inc.
3.450%	11/01/2023		275,000	260,512

Food & Staples Retailing—0.1%
Kroger Co. (The)
3.850%	08/01/2023		250,000	256,866
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024		263,000	258,079

				514,945

Food Products—0.1%
Grupo Bimbo SAB de CV (Mexico)
3.875%	06/27/2024	^	255,000	254,788
HJ Heinz Co.
3.500%	07/15/2022	^	137,000	137,529
2.800%	07/02/2020	^	105,000	105,202
Tyson Foods, Inc.
2.650%	08/15/2019		260,000	261,965

				759,484

Health Care Equipment & Supplies—0.8%
Baxter International, Inc.
1.850%	06/15/2018		260,000	259,326
Becton Dickinson and Co.
3.734%	12/15/2024		255,000	254,644
Medtronic, Inc.
4.375%	03/15/2035	^	1,300,000	1,292,557

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Zimmer Biomet Holdings, Inc.
3.550%	04/01/2025		$2,600,000	$2,517,198

				4,323,725

Health Care Providers & Services—0.1%
HCA, Inc.
6.500%	02/15/2020		145,000	162,400
Laboratory Corp. of America Holdings
3.600%	02/01/2025		265,000	253,955

				416,355

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp.
4.250%	03/01/2022		245,000	245,865

Household Products—0.0%
Spectrum Brands, Inc.
5.750%	07/15/2025	^	155,000	158,100

Insurance—0.3%
American International Group, Inc.
6.400%	12/15/2020		215,000	255,902
Hartford Financial Services Group, Inc. (The)
5.125%	04/15/2022		235,000	260,998
Lincoln National Corp.
4.000%	09/01/2023		255,000	262,570
MetLife, Inc., Perpetual Bond, Series C
5.250%	06/15/2020	#	201,000	199,744
MetLife, Inc., Series D
4.368%	09/15/2023		245,000	260,871
Nationwide Mutual Insurance Co.
9.375%	08/15/2039	^	70,000	105,398
Prudential Financial, Inc.
5.375%	05/15/2045	#	265,000	261,687

				1,607,170

Media—0.3%
21st Century Fox America, Inc.
6.150%	02/15/2041		215,000	250,530
4.500%	02/15/2021		240,000	260,891
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.875%	10/01/2019		230,000	259,873
5.150%	03/15/2042		160,000	151,057
Time Warner, Inc.
3.550%	06/01/2024		260,000	254,037
Viacom, Inc.
3.875%	04/01/2024		265,000	259,950

				1,436,338

Metals & Mining—0.1%
Freeport-McMoRan, Inc.
4.550%	11/14/2024		275,000	256,715
Glencore Funding LLC
4.000%	04/16/2025	^	275,000	256,313
Newmont Mining Corp.
4.875%	03/15/2042		240,000	202,074

				715,102

Multiline Retail—0.0%
Macy’s Retail Holdings, Inc.
3.875%	01/15/2022		250,000	259,582

Coupon Rate	Maturity Date		Face	Value
Multi-Utilities—0.0%
Berkshire Hathaway Energy Co.
6.125%	04/01/2036		$215,000	$254,072

Oil, Gas & Consumable Fuels—1.2%
BG Energy Capital plc (United Kingdom)
6.500%	11/30/2072	#	800,000	858,696
BP Capital Markets plc (United Kingdom)
3.814%	02/10/2024		255,000	259,915
Canadian Natural Resources Ltd. (Canada)
0.657%	03/30/2016	#	600,000	599,025
Chevron Corp.
2.411%	03/03/2022		266,000	258,880
ConocoPhillips
6.000%	01/15/2020		220,000	254,947
Energy Transfer Partners LP
4.050%	03/15/2025		270,000	255,109
EnLink Midstream Partners LP
4.400%	04/01/2024		255,000	256,136
Enterprise Products Operating LLC
2.550%	10/15/2019		260,000	260,187
Kinder Morgan Energy Partners LP
3.950%	09/01/2022		265,000	259,545
Kinder Morgan, Inc.
2.000%	12/01/2017	†	1,900,000	1,895,339
Petrobras Global Finance BV (Netherlands)
5.750%	01/20/2020		210,000	208,601
4.875%	03/17/2020	†	200,000	190,668
Plains All American Pipeline LP/PAA Finance Corp.
3.600%	11/01/2024		190,000	183,747
Reliance Holding USA, Inc.
5.400%	02/14/2022	^	250,000	269,958
Spectra Energy Partners LP
4.600%	06/15/2021		240,000	258,233

				6,268,986

Pharmaceuticals—0.7%
AbbVie, Inc.
3.600%	05/14/2025		263,000	260,483
Actavis Funding SCS (Luxembourg)
3.800%	03/15/2025		260,000	255,917
3.450%	03/15/2022		500,000	495,998
1.850%	03/01/2017		1,900,000	1,910,051
1.158%	09/01/2016	#	300,000	301,161
Perrigo Finance plc (Ireland)
3.500%	12/15/2021		257,000	257,859
Valeant Pharmaceuticals International, Inc. (Canada)
6.125%	04/15/2025	^	150,000	154,687

				3,636,156

Real Estate Investment Trusts (REITs)—0.1%
American Tower Corp.
4.700%	03/15/2022		250,000	261,046

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc.
6.750%	03/01/2019		86,000	78,475
KLA-Tencor Corp.
4.650%	11/01/2024		259,000	259,344

				337,819

Specialty Retail—0.0%
Sonic Automotive, Inc.
5.000%	05/15/2023		160,000	157,200

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Tobacco—0.1%
Altria Group, Inc.
2.625%	01/14/2020		$259,000	$258,267
Reynolds American, Inc.
4.000%	06/12/2022		184,000	188,233

				446,500

Wireless Telecommunication Services—0.0%
Sprint Corp.
7.625%	02/15/2025		159,000	150,255

TOTAL CORPORATE OBLIGATIONS
(Cost $44,335,337)				43,904,533

MORTGAGE-BACKED SECURITIES—1.2%
Commercial Mortgage-Backed Securities—0.8%
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.369%	03/13/2035	^	350,000	355,437
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class 1A
6.263%	12/10/2049	#	366,165	397,341
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.137%	02/10/2048		520,000	512,722
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/2048		332,269	344,692
COMM Mortgage Trust, Series 2014-KYO, Class A
1.088%	06/11/2027	#^	400,000	399,963
COMM Mortgage Trust, Series 2015-CR22, Class A5
3.309%	03/10/2048		390,000	389,545
Extended Stay America Trust, Series 2013-ESH7, Class 17
2.295%	12/05/2031	^	343,000	340,119
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4
5.989%	08/10/2045	#	246,911	263,708
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class 1A
5.439%	01/15/2049		395,515	418,235
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class A
1.106%	06/15/2029	#^	262,000	261,434
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2
2.729%	04/20/2048	#^	211,000	212,089
Merrill Lynch Mortgage Trust, Series 2006-C2, Class 1A
5.739%	08/12/2043	#	92,123	95,483
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class 1A
5.166%	12/12/2049		349,251	364,832

				4,355,600

Non-Agency Mortgage-Backed Securities—0.4%
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3
4.187%	08/25/2024	#	250,000	249,556

Coupon Rate	Maturity Date		Face	Value
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3
4.737%	10/25/2024	#	$250,000	$256,125
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3
3.937%	09/25/2024	#	250,000	244,755
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
4.937%	10/25/2024	#	250,000	259,730
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M2
2.787%	12/25/2027	#	525,700	528,122
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C01, Class M2
4.737%	02/25/2025	#	112,700	113,967
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C02, Class M2
4.185%	05/25/2025	#	165,000	161,149

				1,813,404

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $6,245,887)				6,169,004

U.S. TREASURY OBLIGATIONS—83.7%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.025%	09/03/2015		523,000	523,005

U.S. Treasury Inflation Protected Securities Bonds—35.0%
U.S. Treasury Bond
3.875%	04/15/2029	‡‡	5,460,000	11,148,815
3.625%	04/15/2028		5,163,000	10,308,179
3.375%	04/15/2032		1,708,100	3,214,929
2.500%	01/15/2029		14,880,000	20,247,397
2.375%	01/15/2025- 01/15/2027		34,769,400	50,085,120
2.125%	02/15/2040- 02/15/2041		9,240,100	12,450,907
2.000%	01/15/2026		6,601,000	9,045,492
1.750%	01/15/2028		15,023,000	19,246,402
1.375%	02/15/2044		18,661,000	20,267,618
0.750%	02/15/2042- 02/15/2045		28,439,500	26,884,511
0.625%	02/15/2043		3,181,000	2,909,865

				185,809,235

U.S. Treasury Inflation Protected Securities Notes—48.6%
U.S. Treasury Note
2.500%	07/15/2016		5,586,800	6,790,209
2.000%	01/15/2016		6,500,000	7,862,265
1.875%	07/15/2019		1,400,000	1,692,537
1.625%	01/15/2018		446,000	532,386
1.375%	07/15/2018- 01/15/2020		6,364,800	7,442,337
1.250%	07/15/2020		3,895,000	4,526,724
1.125%	01/15/2021		6,300,000	7,215,868
0.625%	07/15/2021- 01/15/2024		30,237,500	32,222,660

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.375%	07/15/2023		$26,783,000	$27,361,641
0.250%	01/15/2025		20,475,000	20,093,366
0.125%	04/15/2016- 07/15/2024		138,470,300	142,066,400

				257,806,393

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $446,703,228)				444,138,633

GOVERNMENT RELATED OBLIGATIONS—1.3%
U.S. Government Agencies—0.1%
New Valley Generation I
7.299%	03/15/2019		461,589	518,872

Non-U.S. Government Agencies—0.2%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021		1,200,000	1,280,929

Sovereign Debt—1.0%
Slovenia Government International Bond (Slovenia)
5.250%	02/18/2024		400,000	438,000
4.750%	05/10/2018		4,300,000	4,579,861

				5,017,861

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $6,702,177)				6,817,662

ASSET-BACKED SECURITIES—2.3%
Automobiles—1.7%
Ally Master Owner Trust Series 2015-3, Class A
1.630%	05/15/2020		530,000	530,101
Ally Master Owner Trust Series 2012-4, Class A
1.720%	07/15/2019		500,000	503,640
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A
2.460%	07/20/2020	^	500,000	503,780
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A
2.100%	03/20/2019	^	360,000	362,703
Bank of The West Auto Trust Series 2015-1, Class A3
1.310%	10/15/2019	^	527,000	527,004
California Republic Auto Receivables Trust Series 2015-1, Class A4
1.820%	09/15/2020		370,000	371,766
California Republic Auto Receivables Trust Series 2015-2, Class A3
1.310%	08/15/2019		530,000	530,073
CarMax Auto Owner Trust Series 2013-4, Class A4
1.280%	05/15/2019		317,000	317,466
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A4
1.310%	05/15/2019	^	370,000	370,475
Drive Auto Receivables Trust Series 2015-BA, Class 2A
0.930%	12/15/2017	^	177,000	177,020

Coupon Rate	Maturity Date		Face	Value
Enterprise Fleet Financing LLC Series 2015-1, Class A2
1.300%	09/20/2020	^	$520,000	$520,735
Ford Credit Auto Lease Trust Series 2014-B, Class A3
0.890%	09/15/2017		526,000	526,744
Ford Credit Floorplan Master Owner Trust A Series 2015-2, Class A1
1.980%	01/15/2022		500,000	497,726
GE Dealer Floorplan Master Note Trust Series 2014-1, Class A
0.567%	07/20/2019	#	350,000	348,299
GM Financial Automobile Leasing Trust Series 2015-2, Class A3
1.680%	12/20/2018		480,000	481,404
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
1.650%	05/15/2020	^	181,677	181,765
Harley-Davidson Motorcycle Trust Series 2015-2, Class A3
1.300%	03/16/2020		527,000	526,871
Harley-Davidson Motorcycle Trust Series 2013-1, Class A4
0.870%	07/15/2019		370,000	369,175
Hertz Vehicle Financing LLC Series 2013-1A, Class B2
2.480%	08/25/2019	^	158,000	154,900
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3
1.400%	11/15/2018	^	175,000	174,965
Porsche Innovative Lease Owner Trust Series 2015-1, Class A4
1.430%	05/21/2021	^	528,000	527,693
TCF Auto Receivables Owner Trust Series 2015-1A, Class A2
1.020%	08/15/2018	^	242,000	242,138

				8,746,443

Credit Card—0.1%
Barclays Dryrock Issuance Trust Series 2015-2, Class A
1.560%	03/15/2021		158,000	158,042
World Financial Network Credit Card Master Trust Series 2012-B, Class A
1.760%	05/17/2021		520,000	525,019

				683,061

Home Equity—0.4%
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.385%	10/25/2035	#	493	493
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D
0.867%	11/25/2035	#	604,309	602,706
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF6, Class M2
0.627%	05/25/2036	#	1,300,000	1,185,201
Long Beach Mortgage Loan Trust Series 2005-2, Class M3
1.117%	04/25/2035	#	300,000	292,956
Saxon Asset Securities Trust Series 2003-1, Class AF7
4.034%	06/25/2033		86,399	87,691

				2,169,047

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Other—0.1%
H/2 Asset Funding Ltd. Series 2015-1
1.861%	06/24/2049	#‡	$209,000	$209,000
Macquarie Equipment Funding Trust Series 2014-A, Class A2
0.800%	11/21/2016	^	525,200	526,378
Park Place Securities, Inc. Series 2004-WWF1, Class M2
1.207%	12/25/2034	#	44,968	45,123

				780,501

Student Loan—0.0%
North Carolina State Education Assistance Authority Series 2011-2, Class A1
0.727%	10/26/2020	#	19,735	19,759

TOTAL ASSET-BACKED SECURITIES
(Cost $12,270,373)				12,398,811

			Notional/ Contracts	Value
PURCHASED OPTIONS—0.0%
Call—U.S. 1 Year Swaption, Expires 01/19/2016, Strike 0.80%			3,400,000	3,627
Call—U.S. 10 Year Treasury Note, Expires 08/21/2015, Strike $128.50			67	28,266
Put—U.S. 30 Year Swaption, Expires 12/11/2017, Strike 2.68%			2,000,000	293,350

TOTAL PURCHASED OPTIONS
(Cost $337,881)				325,243

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—0.2%
Banks—0.2%
Banco Bilbao Vizcaya Argentaria (Spain)
1.027%	10/23/2015
(Cost $999,900)		EUR	1,000,000	999,620

			Shares	Value
MONEY MARKET FUNDS—2.5%
Institutional Money Market Funds—2.5%
Dreyfus Institutional Cash Advantage Fund, 0.08%		††¥	125,000	125,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%			¥12,802,920	12,802,920

		Shares	Value
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%	††¥	102,900	$102,900
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%	††¥	125,000	125,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	125,000	125,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	125,000	125,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	125,000	125,000

TOTAL MONEY MARKET FUNDS
(Cost $13,530,820)			13,530,820

TOTAL INVESTMENTS—99.5%
(Cost $531,125,603)			528,284,326
Other assets less liabilities—0.5%			2,585,410

NET ASSETS—100.0%			$530,869,736

Notes to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $10,673,163, which represents 2.0% of Net Assets. The illiquid 144A securities represented 2.0% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $209,000)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint High Yield Fund			Shares	Value

PREFERRED STOCKS—0.3%
Banks—0.3%
GMAC Capital Trust I, Series 2 8.125%
(Cost $1,191,146)		#	44,875	$1,165,852

CONVERTIBLE PREFERRED STOCKS—0.1%
Oil, Gas & Consumable Fuels—0.1%
Rex Energy Corp., Perpetual, Series A
6.000%
(Cost $396,610)			5,400	262,913

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—94.6%
Aerospace & Defense—0.9%
Ducommun, Inc.
9.750%	07/15/2018		$590,000	621,772
Huntington Ingalls Industries, Inc.
5.000%	12/15/2021	^	900,000	919,125
LMI Aerospace, Inc.
7.375%	07/15/2019		300,000	300,750
Spirit AeroSystems, Inc.
5.250%	03/15/2022		785,000	814,437
TA Manufacturing Ltd. (United Kingdom)
3.625%	04/15/2023	^	EUR 590,000	641,408

				3,297,492

Air Freight & Logistics—0.5%
Air Medical Merger Sub Corp.
6.375%	05/15/2023	^	$710,000	670,950
XPO Logistics, Inc.
7.875%	09/01/2019	^	700,000	750,645
6.500%	06/15/2022	^	660,000	647,625

				2,069,220

Airlines—0.8%
American Airlines Pass Through Trust, Series 2013-2, Class B
5.600%	07/15/2020	^	900,405	931,918
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%	02/15/2019	^	820,000	766,700
United Airlines Pass Through Trust, Series 2013-1, Class B
5.375%	08/15/2021		1,309,344	1,371,538

				3,070,156

Auto Components—1.2%
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022		1,065,000	1,161,915
Grupo Antolin Dutch BV (Netherlands)
4.750%	04/01/2021		EUR 650,000	739,146
Pittsburgh Glass Works LLC
8.000%	11/15/2018	^	$765,000	808,987
Schaeffler Holding Finance BV (Netherlands)
6.875%	08/15/2018	^	420,000	435,750
6.750%	11/15/2022	^	580,000	628,575
ZF North America Capital, Inc.
4.750%	04/29/2025	^	230,000	223,532

Coupon Rate	Maturity Date		Face	Value
4.500%	04/29/2022	^	$395,000	$388,404

				4,386,309

Automobiles—0.3%
FCA US LLC/CG Co.-Issuer, Inc.
8.250%	06/15/2021		750,000	819,375
General Motors Co.
5.200%	04/01/2045		380,000	377,781

				1,197,156

Banks—1.5%
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#	280,000	290,150
Barclays Bank plc (United Kingdom)
7.625%	11/21/2022		240,000	273,762
Barclays plc, Perpetual Bond (United Kingdom)
8.250%	12/15/2018	#	260,000	275,070
CIT Group, Inc.
5.000%	08/15/2022		2,535,000	2,515,987
Citigroup, Inc., Perpetual Bond, Series P
5.950%	05/15/2025	#	1,140,000	1,101,753
HSBC Holdings plc, Perpetual Bond (United Kingdom)
6.375%	09/17/2024	#	410,000	411,538
6.375%	03/30/2025	#	390,000	392,925
Royal Bank of Scotland Group plc, Perpetual Bond (United
Kingdom)
7.648%	09/30/2031	#	410,000	512,500

				5,773,685

Beverages—0.5%
Carolina Beverage Group LLC/Carolina Beverage Group Finance, Inc.
10.625%	08/01/2018	^	490,000	482,650
Constellation Brands, Inc.
6.000%	05/01/2022		1,000,000	1,092,720
4.750%	11/15/2024		140,000	140,700
DS Services of America, Inc.
10.000%	09/01/2021	^	300,000	352,500

				2,068,570

Building Products—1.2%
Brundage-Bone Concrete Pumping, Inc.
10.375%	09/01/2021	^	350,000	367,500
Building Materials Corp. of America
6.750%	05/01/2021	^	900,000	941,625
Hardwoods Acquisition, Inc.
7.500%	08/01/2021	^	380,000	368,600
NWH Escrow Corp.
7.500%	08/01/2021	^	250,000	236,250
Summit Materials LLC/Summit Materials Finance Corp.
6.125%	07/15/2023	^	1,000,000	1,005,000
USG Corp.
5.875%	11/01/2021	^	1,335,000	1,411,762
5.500%	03/01/2025	^	230,000	230,000

				4,560,737

Capital Markets—0.8%
Argos Merger Sub, Inc.
7.125%	03/15/2023	^	400,000	420,000
Carlson Travel Holdings, Inc.
7.500%	08/15/2019	^	920,000	936,100
DH Services Luxembourg Sarl (Luxembourg)
7.750%	12/15/2020	^	1,000,000	1,042,500

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Walter Investment Management Corp.
7.875%	12/15/2021	†	$680,000	$633,250

				3,031,850

Chemicals—2.0%
CBC Ammo LLC/CBC FinCo, Inc.
7.250%	11/15/2021	^	860,000	810,550
Celanese US Holdings LLC
4.625%	11/15/2022		260,000	258,700
Chemours Co. (The)
7.000%	05/15/2025	^	150,000	145,875
6.625%	05/15/2023	^	835,000	810,994
6.125%	05/15/2023	^	EUR 845,000	918,290
Eco Services Operations LLC/Eco Finance Corp.
8.500%	11/01/2022	^	$300,000	303,000
Evolution Escrow Issuer LLC
7.500%	03/15/2022	^	365,000	346,750
Hexion, Inc.
8.875%	02/01/2018		780,000	707,850
Ineos Finance plc (United Kingdom)
4.000%	05/01/2023	^	EUR 930,000	990,195
Platform Specialty Products Corp.
6.500%	02/01/2022	^	$515,000	534,312
PSPC Escrow Corp.
6.000%	02/01/2023		EUR 315,000	356,823
6.000%	02/01/2023	^	EUR 315,000	356,823
Techniplas LLC
10.000%	05/01/2020	^	$170,000	172,125
Tronox Finance LLC
6.375%	08/15/2020		770,000	718,025

				7,430,312

Commercial Services & Supplies—2.8%
ACCO Brands Corp.
6.750%	04/30/2020		1,320,000	1,392,600
ADT Corp. (The)
6.250%	10/15/2021	†	1,195,000	1,260,725
5.250%	03/15/2020		35,000	36,837
Ancestry.com Holdings LLC
9.625%	10/15/2018	^	670,000	685,912
Clean Harbors, Inc.
5.250%	08/01/2020		1,410,000	1,438,200
Covanta Holding Corp.
6.375%	10/01/2022		1,015,000	1,067,019
Garda World Security Corp. (Canada)
7.250%	11/15/2021	^	100,000	96,500
Iron Mountain Europe plc (United Kingdom)
6.125%	09/15/2022		GBP 715,000	1,158,900
Jaguar Holding Co. I
9.375%	10/15/2017	^	$650,000	665,405
Monitronics International, Inc.
9.125%	04/01/2020		620,000	601,400
TMS International Corp.
7.625%	10/15/2021	^	610,000	597,800
West Corp.
5.375%	07/15/2022	^	1,720,000	1,614,650

				10,615,948

Coupon Rate	Maturity Date		Face	Value
Communications Equipment—0.8%
CommScope Technologies Finance LLC
6.000%	06/15/2025	^	$490,000	$489,388
CommScope, Inc.
5.500%	06/15/2024	^	725,000	707,781
5.000%	06/15/2021	^	695,000	680,231
4.375%	06/15/2020	^	70,000	70,875
ViaSat, Inc.
6.875%	06/15/2020		1,000,000	1,060,000

				3,008,275

Construction & Engineering—0.3%
AECOM
5.875%	10/15/2024	^	210,000	213,413
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%	04/15/2019	^	1,000,000	920,000

				1,133,413

Construction Materials—0.1%
Cemex SAB de CV (Mexico)
6.125%	05/05/2025	^†	300,000	296,760

Consumer Finance—2.1%
Ally Financial, Inc.
8.000%	11/01/2031		200,000	240,250
7.500%	09/15/2020		799,000	932,832
5.125%	09/30/2024		395,000	397,469
4.625%	05/19/2022	†	235,000	232,356
4.625%	03/30/2025		1,360,000	1,298,800
4.125%	02/13/2022		880,000	847,000
Navient Corp.
5.875%	03/25/2021		690,000	691,290
5.875%	10/25/2024		70,000	65,975
5.000%	10/26/2020		385,000	378,263
Navient Corp. MTN
5.500%	01/15/2019		190,000	194,203
4.875%	06/17/2019		2,540,000	2,520,950

				7,799,388

Containers & Packaging—2.5%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
4.250%	01/15/2022		EUR 685,000	760,824
3.286%	12/15/2019	#^	EUR 1,000,000	976,250
Ball Corp.
5.250%	07/01/2025		$610,000	603,900
Berry Plastics Corp.
5.500%	05/15/2022		1,040,000	1,047,800
BWAY Holding Co.
9.125%	08/15/2021	^	400,000	414,000
Cascades, Inc. (Canada)
5.500%	07/15/2022	^	1,290,000	1,252,912
Coveris Holdings SA (Luxembourg)
7.875%	11/01/2019	^	580,000	580,000
Kloeckner Pentaplast of America, Inc.
7.125%	11/01/2020	^	EUR 440,000	491,760
Pactiv LLC
8.375%	04/15/2027		$500,000	497,500
Plastipak Holdings, Inc.
6.500%	10/01/2021	^	785,000	802,663
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.875%	08/15/2019		1,000,000	1,043,750
Sealed Air Corp.
4.500%	09/15/2023	^	EUR 635,000	718,549

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
SIG Combibloc Holdings SCA (Luxembourg)
7.750%	02/15/2023	^	EUR 330,000	$383,794

				9,573,702

Distributors—0.3%
American Builders & Contractors Supply Co., Inc.
5.625%	04/15/2021	^	$750,000	766,875
VWR Funding, Inc.
4.625%	04/15/2022	^	EUR 500,000	539,309

				1,306,184

Diversified Consumer Services—0.3%
Modular Space Corp.
10.250%	01/31/2019	^	$616,000	535,920
Service Corp. International
5.375%	01/15/2022		675,000	712,125

				1,248,045

Diversified Financial Services—2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
5.000%	10/01/2021	^	750,000	773,438
4.625%	07/01/2022		500,000	501,875
4.500%	05/15/2021	^	2,440,000	2,458,300
4.250%	07/01/2020		550,000	551,031
Ausdrill Finance Pty Ltd. (Australia)
6.875%	11/01/2019	^	580,000	490,100
Denali Borrower LLC/Denali Finance Corp.
5.625%	10/15/2020	^	790,000	832,462
Energizer SpinCo., Inc.
5.500%	06/15/2025	^	745,000	737,550
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.875%	03/15/2022	^	1,700,000	1,823,250
Quicken Loans, Inc.
5.750%	05/01/2025	^	1,010,000	969,600
TMX Finance LLC/TitleMax Finance Corp.
8.500%	09/15/2018	^	320,000	264,000

				9,401,606

Diversified Telecommunication Services—5.7%
Altice Financing SA (Luxembourg)
6.625%	02/15/2023	^	EUR 1,360,000	1,353,608
5.250%	02/15/2023	^	EUR 270,000	304,020
Altice Finco SA (Luxembourg)
7.625%	02/15/2025	^	$540,000	519,750
CenturyLink, Inc.
5.625%	04/01/2025	^	860,000	779,375
CenturyLink, Inc., Series T
5.800%	03/15/2022		190,000	182,162
CenturyLink, Inc., Series V
5.625%	04/01/2020		1,000,000	1,005,000
CenturyLink, Inc., Series W
6.750%	12/01/2023		320,000	322,200
Frontier Communications Corp.
7.625%	04/15/2024		490,000	434,875
6.875%	01/15/2025		185,000	155,400
Intelsat Jackson Holdings SA (Luxembourg)
7.500%	04/01/2021		2,965,000	2,942,762
Intelsat Luxembourg SA (Luxembourg)
8.125%	06/01/2023	†	510,000	425,850

Coupon Rate	Maturity Date		Face	Value
Level 3 Financing, Inc.
6.125%	01/15/2021		$1,875,000	$1,971,000
5.625%	02/01/2023	^	1,000,000	1,013,750
5.375%	08/15/2022		275,000	278,781
5.125%	05/01/2023	^†	490,000	478,363
Oi SA (Brazil)
5.750%	02/10/2022	^	1,400,000	1,219,750
Sprint Capital Corp.
8.750%	03/15/2032		750,000	731,250
Telenet Finance V Luxembourg SCA (Luxembourg)
6.250%	08/15/2022		EUR 630,000	758,983
UPCB Finance IV Ltd. (Cayman Islands)
5.375%	01/15/2025	^	$910,000	873,145
Virgin Media Finance plc (United Kingdom)
7.000%	04/15/2023		GBP 765,000	1,285,245
6.375%	04/15/2023	^	GBP 560,000	581,000
6.000%	10/15/2024	^	GBP 680,000	692,750
4.875%	02/15/2022		GBP 500,000	472,500
Wind Acquisition Finance SA (Luxembourg)
7.000%	04/23/2021		EUR 680,000	785,010
4.000%	07/15/2020	^	EUR 350,000	390,198
Windstream Services LLC
7.750%	10/01/2021		$650,000	598,000
7.500%	04/01/2023	†	1,000,000	877,500

				21,432,227

Electric Utilities—0.6%
Miran Mid-Atlantic Pass Through Trust, Series C
10.060%	12/30/2028		1,948,589	2,102,040

Electronic Equipment, Instruments & Components—0.6%
Sanmina Corp.
4.375%	06/01/2019	^	2,200,000	2,200,000

Energy Equipment & Services—2.1%
Atwood Oceanics, Inc.
6.500%	02/01/2020		440,000	426,800
CGG SA (France)
6.875%	01/15/2022		200,000	167,000
6.500%	06/01/2021		800,000	668,000
Forum Energy Technologies, Inc.
6.250%	10/01/2021		725,000	721,375
FTS International, Inc.
6.250%	05/01/2022	†	520,000	384,800
Hercules Offshore, Inc.
10.250%	04/01/2019	^	770,000	269,500
KCA Deutag UK Finance plc (United Kingdom)
7.250%	05/15/2021	^	1,500,000	1,252,500
Key Energy Services, Inc.
6.750%	03/01/2021		920,000	547,400
Pacific Drilling V Ltd. (Virgin Islands, British)
7.250%	12/01/2017	^†	500,000	432,500
Paragon Offshore plc (United Kingdom)
6.750%	07/15/2022	^	1,285,000	430,475
Parker Drilling Co.
6.750%	07/15/2022		360,000	312,300
PHI, Inc.
5.250%	03/15/2019		760,000	706,800
Precision Drilling Corp. (Canada)
6.500%	12/15/2021		450,000	438,750
Seventy Seven Energy, Inc.
6.500%	07/15/2022		400,000	258,000
Shelf Drilling Holdings Ltd. (Cayman Islands)
8.625%	11/01/2018	^†	1,000,000	895,000

				7,911,200

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food & Staples Retailing—0.6%
Beverages & More, Inc.
10.000%	11/15/2018	^	$790,000	$789,013
Ingles Markets, Inc.
5.750%	06/15/2023		1,060,000	1,082,578
Rite Aid Corp.
6.125%	04/01/2023	^	270,000	279,112

				2,150,703

Food Products—2.4%
Darling Global Finance BV (Netherlands)
4.750%	05/30/2022	^	EUR 830,000	909,132
EWOS Holding AS (Norway)
6.750%	11/01/2020		EUR 695,000	776,758
HJ Heinz Co.
4.875%	02/15/2025	^	$1,120,000	1,222,200
4.250%	10/15/2020		70,000	71,487
HJ Heinz Finance Co.
7.125%	08/01/2039	^	240,000	298,800
JBS USA LLC/JBS USA Finance, Inc.
7.250%	06/01/2021	^	1,320,000	1,397,550
Pilgrim’s Pride Corp.
5.750%	03/15/2025	^	1,100,000	1,113,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.875%	05/01/2021		1,085,000	1,071,437
Post Holdings, Inc.
6.000%	12/15/2022	^	735,000	710,194
R&R Ice Cream plc (United Kingdom)
5.500%	05/15/2020		GBP 100,000	160,464
R&R Pik plc (United Kingdom)
9.250%	05/15/2018		EUR 450,000	509,208
Simmons Foods, Inc.
7.875%	10/01/2021	^†	$990,000	913,275

				9,154,255

Gas Utilities—0.7%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.750%	03/01/2025		165,000	165,413
5.500%	06/01/2024		2,375,000	2,385,687

				2,551,100

Health Care Equipment & Supplies—1.1%
ConvaTec Finance International SA (Luxembourg)
8.250%	01/15/2019	^	1,320,000	1,301,850
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%	06/15/2021	^	1,420,000	1,466,150
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)
5.750%	08/01/2022	^	1,235,000	1,267,419

				4,035,419

Health Care Providers & Services—7.5%
Acadia Healthcare Co., Inc.
5.625%	02/15/2023	^	830,000	844,525
5.125%	07/01/2022		1,250,000	1,243,750
Amsurg Corp.
5.625%	07/15/2022		905,000	916,312
BioScrip, Inc.
8.875%	02/15/2021		300,000	256,125
CHS/Community Health Systems, Inc.
6.875%	02/01/2022		2,125,000	2,247,187

Coupon Rate	Maturity Date		Face	Value
DaVita HealthCare Partners, Inc.
5.750%	08/15/2022		$2,745,000	$2,919,994
5.000%	05/01/2025		1,140,000	1,100,100
Envision Healthcare Corp.
5.125%	07/01/2022	^	1,150,000	1,161,500
ExamWorks Group, Inc.
5.625%	04/15/2023		1,260,000	1,296,679
Fresenius Medical Care US Finance II, Inc.
5.875%	01/31/2022	^	1,000,000	1,065,000
Fresenius Medical Care US Finance, Inc.
5.750%	02/15/2021	^	250,000	267,500
HCA Holdings, Inc.
6.250%	02/15/2021		2,000,000	2,160,000
HCA, Inc.
7.500%	02/15/2022		280,000	322,350
5.375%	02/01/2025		3,115,000	3,173,562
HealthSouth Corp.
5.125%	03/15/2023		1,065,000	1,062,337
Holding Medi-Partenaires SAS (France)
7.000%	05/15/2020		EUR 465,000	552,231
HomeVi SAS (France)
6.875%	08/15/2021		EUR 730,000	856,771
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%	05/15/2019		$940,000	975,250
Kindred Healthcare, Inc.
8.750%	01/15/2023	^	270,000	294,300
LifePoint Health, Inc.
5.500%	12/01/2021		1,035,000	1,071,225
MedImpact Holdings, Inc.
10.500%	02/01/2018	^	1,200,000	1,269,060
Tenet Healthcare Corp.
8.125%	04/01/2022		900,000	986,400
8.000%	08/01/2020		650,000	678,438
6.750%	06/15/2023	^	625,000	638,281
Universal Hospital Services, Inc.
7.625%	08/15/2020		900,000	837,000

				28,195,877

Health Care Technology—0.3%
IMS Health, Inc.
6.000%	11/01/2020	^	EUR 335,000	345,887
4.125%	04/01/2023	^	EUR 555,000	600,025

				945,912

Hotels, Restaurants & Leisure—4.7%
1011778 BC ULC/New Red Finance, Inc. (Canada)
6.000%	04/01/2022	^	$630,000	648,900
4.625%	01/15/2022	^	1,266,000	1,250,175
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.000%	10/01/2020		790,000	748,035
Carrols Restaurant Group, Inc.
8.000%	05/01/2022	^	370,000	390,350
CEC Entertainment, Inc.
8.000%	02/15/2022		300,000	299,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%	06/01/2024		910,000	924,742
Choctaw Resort Development Enterprise
7.250%	11/15/2019	^	479,000	476,605
Churchill Downs, Inc.
5.375%	12/15/2021		1,705,000	1,756,150
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%	07/01/2019	^	320,000	307,200

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
ESH Hospitality, Inc.
5.250%	05/01/2025	^	$490,000	$478,975
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%	03/15/2019	^	370,000	390,350
Hilton Worldwide Finance LLC/Hilton Worldwide Finance
Corp.
5.625%	10/15/2021		750,000	782,775
Landry’s Holdings II, Inc.
10.250%	01/01/2018	^	250,000	260,000
Landry’s, Inc.
9.375%	05/01/2020	^	425,000	457,938
MCE Finance Ltd. (Cayman Islands)
5.000%	02/15/2021	^†	1,250,000	1,193,750
MGM Resorts International
6.625%	12/15/2021		500,000	525,000
NCL Corp. Ltd. (Bermuda)
5.250%	11/15/2019	^	1,080,000	1,111,050
Pinnacle Entertainment, Inc.
7.750%	04/01/2022		1,195,000	1,317,487
Scientific Games International, Inc.
7.000%	01/01/2022	^	605,000	627,688
6.250%	09/01/2020	†	1,550,000	1,212,875
Six Flags Entertainment Corp.
5.250%	01/15/2021	^	1,780,000	1,828,950
Speedway Motorsports, Inc.
5.125%	02/01/2023		400,000	396,000
Viking Cruises Ltd. (Bermuda)
6.250%	05/15/2025	^	520,000	518,700

				17,902,945

Household Durables—1.1%
Shea Homes LP/Shea Homes Funding Corp.
6.125%	04/01/2025	^	610,000	617,625
5.875%	04/01/2023	^	300,000	305,250
Standard Pacific Corp.
5.875%	11/15/2024		360,000	372,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%	04/15/2023	^	150,000	148,875
5.250%	04/15/2021	^	500,000	495,000
Tempur Sealy International, Inc.
6.875%	12/15/2020		995,000	1,059,675
Toll Brothers Finance Corp.
6.750%	11/01/2019		190,000	211,850
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.
6.750%	12/15/2021	^	1,080,000	1,026,000

				4,236,875

Household Products—0.8%
Century Intermediate Holding Co. 2
9.750%	02/15/2019	^	690,000	720,188
Spectrum Brands, Inc.
6.625%	11/15/2022		1,385,000	1,481,950
5.750%	07/15/2025	^	520,000	530,400
Sun Products Corp. (The)
7.750%	03/15/2021	^	110,000	99,825

				2,832,363

Coupon Rate	Maturity Date		Face	Value
Independent Power and Renewable Electricity Producers—2.3%
AES Corp.
5.500%	03/15/2024		$860,000	$832,050
Calpine Corp.
5.500%	02/01/2024		1,220,000	1,186,450
Dynegy, Inc.
7.625%	11/01/2024	^	280,000	297,500
6.750%	11/01/2019	^	1,000,000	1,045,500
5.875%	06/01/2023	†	10,000	9,825
NRG Energy, Inc.
6.625%	03/15/2023		500,000	517,500
6.250%	07/15/2022		1,750,000	1,785,000
NRG REMA LLC, Series C
9.681%	07/02/2026		500,000	538,750
Red Oak Power LLC, Series B
9.200%	11/30/2029		560,000	630,000
Talen Energy Supply LLC
6.500%	06/01/2025	^†	120,000	120,150
5.125%	07/15/2019	^	735,000	723,975
Terraform Power Operating LLC
5.875%	02/01/2023	^	935,000	953,700

				8,640,400

Industrial Conglomerates—0.1%
CTP Transportation Products LLC/CTP Finance, Inc.
8.250%	12/15/2019	^	340,000	353,600

Insurance—0.8%
CNO Financial Group, Inc.
5.250%	05/30/2025		630,000	641,781
4.500%	05/30/2020		130,000	132,275
Fidelity & Guaranty Life Holdings, Inc.
6.375%	04/01/2021	^	700,000	731,500
Genworth Holdings, Inc.
7.700%	06/15/2020		350,000	379,743
4.900%	08/15/2023		210,000	186,440
HUB International Ltd.
7.875%	10/01/2021	^	860,000	879,350

				2,951,089

Internet & Catalog Retail—0.2%
Netflix, Inc.
5.875%	02/15/2025	^	700,000	728,077
5.500%	02/15/2022	^	190,000	197,125

				925,202

Internet Software & Services—0.4%
Cogent Communications Group, Inc.
5.375%	03/01/2022	^	980,000	971,425
Equinix, Inc.
5.750%	01/01/2025		350,000	348,250
5.375%	01/01/2022		340,000	342,550

				1,662,225

IT Services—1.3%
Compiler Finance Sub, Inc.
7.000%	05/01/2021	^	990,000	757,350
First Data Corp.
11.250%	01/15/2021		940,000	1,045,750
8.250%	01/15/2021	^	2,945,000	3,114,337

				4,917,437

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Leisure Products—0.2%
PortAventura Entertainment Barcelona BV (Netherlands)
7.250%	12/01/2020		EUR 540,000	$629,779

Machinery—0.9%
Apex Tool Group LLC
7.000%	02/01/2021	^†	$1,185,000	1,063,537
BlueLine Rental Finance Corp.
7.000%	02/01/2019	^	925,000	955,063
Milacron LLC/Mcron Finance Corp.
7.750%	02/15/2021	^	1,260,000	1,304,100

				3,322,700

Marine—0.1%
CMA CGM SA (France)
7.750%	01/15/2021	^	EUR 420,000	469,408

Media—6.4%
Altice SA (Luxembourg)
7.625%	02/15/2025	^	EUR 200,000	188,500
7.250%	05/15/2022		EUR 690,000	778,862
AMC Entertainment, Inc.
5.750%	06/15/2025	^	$250,000	245,625
Arqiva Broadcast Finance plc (United Kingdom)
9.500%	03/31/2020		GBP 480,000	833,376
Cablevision Systems Corp.
5.875%	09/15/2022		$910,000	884,975
Carmike Cinemas, Inc.
6.000%	06/15/2023	^	210,000	212,625
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%	04/30/2021		650,000	681,281
5.375%	05/01/2025	^	190,000	185,488
5.125%	05/01/2023	^	700,000	682,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%	12/15/2021	^	915,000	834,366
CSC Holdings LLC
5.250%	06/01/2024		750,000	723,750
DISH DBS Corp.
7.875%	09/01/2019		410,000	455,715
6.750%	06/01/2021		30,000	31,350
5.875%	07/15/2022		2,930,000	2,878,725
Gibson Brands, Inc.
8.875%	08/01/2018	^	600,000	609,000
iHeartCommunications, Inc.
10.000%	01/15/2018	†	790,000	638,913
LGE HoldCo VI BV (Netherlands)
7.125%	05/15/2024		EUR 100,000	124,353
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.500%	04/15/2021		$850,000	831,938
New Cotai LLC/New Cotai Capital Corp.
10.625%	05/01/2019	^	1,372,353	1,193,947
Numericable-SFR (France)
6.000%	05/15/2022	^	880,000	869,550
5.625%	05/15/2024		EUR 1,170,000	1,319,049
Sinclair Television Group, Inc.
5.375%	04/01/2021		$1,000,000	1,011,250
Time Warner Cable, Inc.
7.300%	07/01/2038		280,000	316,406
Time, Inc.
5.750%	04/15/2022	^	1,605,000	1,556,850

Coupon Rate	Maturity Date		Face	Value
Tribune Media Co.
5.875%	07/15/2022	^	$280,000	$282,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)
5.750%	01/15/2023		EUR 216,000	260,072
5.625%	04/15/2023		EUR 558,000	672,242
Univision Communications, Inc.
6.750%	09/15/2022	^	$1,000,000	1,061,250
5.125%	02/15/2025	^	600,000	580,620
Vougeot Bidco plc (United Kingdom)
7.875%	07/15/2020		GBP 530,000	886,059
WMG Acquisition Corp.
5.625%	04/15/2022	^	$1,710,000	1,718,550
Ziggo Bond Finance BV (Netherlands)
4.625%	01/15/2025	^	EUR 625,000	693,297

				24,243,284

Metals & Mining—2.5%
ArcelorMittal (Luxembourg)
6.125%	06/01/2025		$460,000	459,713
5.125%	06/01/2020		250,000	254,062
Barminco Finance Pty Ltd. (Australia)
9.000%	06/01/2018	^†	525,000	493,500
Cliffs Natural Resources, Inc.
8.250%	03/31/2020	^†	615,000	584,250
Coeur Mining, Inc.
7.875%	02/01/2021	†	420,000	358,050
Eldorado Gold Corp. (Canada)
6.125%	12/15/2020	^	770,000	766,150
First Quantum Minerals Ltd. (Canada)
7.250%	05/15/2022	^	1,045,000	1,001,894
FMG Resources August 2006 Pty Ltd. (Australia)
9.750%	03/01/2022	^†	720,000	745,200
6.875%	04/01/2022	^†	800,000	564,000
HudBay Minerals, Inc. (Canada)
9.500%	10/01/2020		605,000	644,325
Novelis, Inc. (Canada)
8.750%	12/15/2020		865,000	919,062
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.000%	10/15/2017		500,000	505,000
Steel Dynamics, Inc.
5.500%	10/01/2024		355,000	355,888
5.125%	10/01/2021		380,000	382,660
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%	02/01/2020	^	1,200,000	1,218,000
Thompson Creek Metals Co., Inc. (Canada)
12.500%	05/01/2019		370,000	344,100

				9,595,854

Multiline Retail—1.0%
Dufry Finance SCA (Luxembourg)
5.500%	10/15/2020	^	340,000	351,222
Family Tree Escrow LLC
5.750%	03/01/2023	^	1,400,000	1,470,000
Neiman Marcus Group Ltd. LLC
8.750%	10/15/2021	^†	920,000	992,450
8.000%	10/15/2021	^	1,000,000	1,057,500

				3,871,172

Oil, Gas & Consumable Fuels—12.2%
American Energy-Permian Basin LLC/AEPB Finance Corp.
8.000%	06/15/2020	^	410,000	403,850

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Antero Resources Corp.
5.375%	11/01/2021		$750,000	$723,750
5.125%	12/01/2022		150,000	142,500
Approach Resources, Inc.
7.000%	06/15/2021		310,000	280,550
Baytex Energy Corp. (Canada)
5.125%	06/01/2021	^	860,000	810,550
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%	11/15/2022	^	310,000	320,850
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
8.625%	10/15/2020		300,000	265,500
7.875%	04/15/2022		110,000	91,850
California Resources Corp.
6.000%	11/15/2024	†	800,000	692,000
5.500%	09/15/2021	†	895,000	783,304
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%	04/15/2021		1,500,000	1,485,000
Carrizo Oil & Gas, Inc.
7.500%	09/15/2020		330,000	348,975
6.250%	04/15/2023		205,000	206,537
Chesapeake Energy Corp.
7.250%	12/15/2018	†	1,750,000	1,811,250
4.875%	04/15/2022		750,000	654,375
CITGO Petroleum Corp.
6.250%	08/15/2022	^	960,000	948,000
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%	03/15/2024	†	880,000	633,600
Comstock Resources, Inc.
9.500%	06/15/2020	†	50,000	21,375
7.750%	04/01/2019	†	440,000	187,000
CrownRock LP/CrownRock Finance, Inc.
7.750%	02/15/2023	^	370,000	395,900
Denbury Resources, Inc.
5.500%	05/01/2022	†	905,000	812,237
Energy XXI Gulf Coast, Inc.
11.000%	03/15/2020	^	620,000	545,600
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%	06/15/2023	^	540,000	543,375
EXCO Resources, Inc.
7.500%	09/15/2018		380,000	243,200
Foresight Energy LLC/Foresight Energy Finance Corp.
7.875%	08/15/2021	^	380,000	342,000
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%	05/15/2023		330,000	330,990
Gulfport Energy Corp.
7.750%	11/01/2020		150,000	157,875
6.625%	05/01/2023	^	865,000	880,137
Halcon Resources Corp.
9.750%	07/15/2020	†	40,000	27,100
8.875%	05/15/2021		1,150,000	761,875
8.625%	02/01/2020	^†	460,000	455,975
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.750%	04/01/2022		1,200,000	1,149,000
Laredo Petroleum, Inc.
6.250%	03/15/2023		80,000	81,800
5.625%	01/15/2022		695,000	691,525
Linn Energy LLC/Linn Energy Finance Corp.
6.500%	05/15/2019		30,000	24,375
6.500%	09/15/2021		270,000	203,850
6.250%	11/01/2019		3,755,000	2,957,062

Coupon Rate	Maturity Date		Face	Value
Magnum Hunter Resources Corp.
9.750%	05/15/2020	†	$1,040,000	$936,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%	12/01/2024		780,000	766,350
4.875%	06/01/2025		580,000	568,400
Matador Resources Co.
6.875%	04/15/2023	^	410,000	420,763
MEG Energy Corp. (Canada)
7.000%	03/31/2024	^	10,000	9,638
6.500%	03/15/2021	^	950,000	919,125
Murphy Oil USA, Inc.
6.000%	08/15/2023		170,000	177,225
Murray Energy Corp.
11.250%	04/15/2021	^	1,140,000	960,450
Natural Resource Partners LP/NRP Finance Corp.
9.125%	10/01/2018		1,315,000	1,170,350
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands)
8.125%	11/15/2021	^	1,000,000	988,750
Oasis Petroleum, Inc.
6.875%	03/15/2022	†	925,000	943,500
6.875%	01/15/2023		260,000	258,050
Parsley Energy LLC/Parsley Finance Corp.
7.500%	02/15/2022	^	360,000	367,088
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.500%	05/15/2021		2,445,000	2,588,644
Petrobras Global Finance BV (Netherlands)
6.850%	06/05/2115		270,000	222,172
QEP Resources, Inc.
5.375%	10/01/2022		540,000	524,178
Range Resources Corp.
5.750%	06/01/2021		1,750,000	1,806,875
4.875%	05/15/2025	^	875,000	853,256
Rice Energy, Inc.
7.250%	05/01/2023	^	310,000	319,300
6.250%	05/01/2022	†	660,000	658,350
Rockies Express Pipeline LLC
7.500%	07/15/2038	^	250,000	272,500
6.875%	04/15/2040	^	668,000	704,740
5.625%	04/15/2020	^	530,000	544,575
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%	11/15/2023	^	380,000	369,550
Sabine Pass Liquefaction LLC
5.625%	03/01/2025	^	1,055,000	1,048,406
Samson Investment Co.
9.750%	02/15/2020		850,000	53,125
Sanchez Energy Corp.
7.750%	06/15/2021	†	1,100,000	1,100,000
6.125%	01/15/2023	†	120,000	108,000
SM Energy Co.
5.625%	06/01/2025		670,000	664,841
Southern Star Central Corp.
5.125%	07/15/2022	^	865,000	882,300
Stone Energy Corp.
7.500%	11/15/2022		495,000	433,125
Teine Energy Ltd. (Canada)
6.875%	09/30/2022	^	220,000	213,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.500%	10/15/2019	^	705,000	734,963
Triangle USA Petroleum Corp.
6.750%	07/15/2022	^	240,000	187,200
Ultra Petroleum Corp. (Canada)
6.125%	10/01/2024	^	855,000	754,538
5.750%	12/15/2018	^	600,000	579,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Whiting Petroleum Corp.
6.250%	04/01/2023	^	$535,000	$533,663

				46,057,082

Paper & Forest Products—0.1%
Resolute Forest Products, Inc.
5.875%	05/15/2023	†	310,000	283,650
Verso Paper Holdings LLC/Verso Paper, Inc.
11.750%	01/15/2019		240,000	141,600

				425,250

Personal Products—0.7%
NBTY, Inc.
9.000%	10/01/2018		900,000	932,625
Prestige Brands, Inc.
5.375%	12/15/2021	^†	1,740,000	1,748,700

				2,681,325

Pharmaceuticals—3.7%
Capsugel SA (Luxembourg)
7.000%	05/15/2019	^	645,000	657,571
Concordia Healthcare Corp. (Canada)
7.000%	04/15/2023	^	800,000	802,000
DPx Holdings BV (Netherlands)
7.500%	02/01/2022	^	500,000	523,125
Endo Finance LLC
5.750%	01/15/2022	^	1,365,000	1,385,475
Endo Finance LLC/Endo Finco, Inc.
5.375%	01/15/2023	^	210,000	207,900
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.000%	07/15/2023	^	970,000	993,037
6.000%	02/01/2025	^	120,000	122,550
Grifols Worldwide Operations Ltd. (Ireland)
5.250%	04/01/2022		400,000	402,000
JLL/Delta Dutch Pledgeco BV (Netherlands)
8.750%	05/01/2020	^	1,280,000	1,302,400
Lantheus Medical Imaging, Inc.
9.750%	05/15/2017		1,250,000	1,288,438
Valeant Pharmaceuticals International, Inc.
6.750%	08/15/2021	^	1,385,000	1,447,325
Valeant Pharmaceuticals International, Inc. (Canada)
6.125%	04/15/2025	^	890,000	917,813
5.875%	05/15/2023	^	1,265,000	1,299,787
5.625%	12/01/2021	^	845,000	866,125
5.500%	03/01/2023	^	985,000	997,313
5.375%	03/15/2020	^	830,000	859,050

				14,071,909

Real Estate Investment Trusts (REITs)—0.5%
Communications Sales & Leasing, Inc.
8.250%	10/15/2023	^	770,000	758,450
CTR Partnership LP/CareTrust Capital Corp.
5.875%	06/01/2021		840,000	858,900
GEO Group, Inc. (The)
5.875%	10/15/2024		440,000	455,400

				2,072,750

Real Estate Management & Development—0.6%
CBRE Services, Inc.
5.250%	03/15/2025		910,000	944,125

Coupon Rate	Maturity Date		Face	Value
Greystar Real Estate Partners LLC
8.250%	12/01/2022	^	$550,000	$583,000
Howard Hughes Corp. (The)
6.875%	10/01/2021	^	770,000	820,050

				2,347,175

Road & Rail—1.5%
Ashtead Capital, Inc.
6.500%	07/15/2022	^	2,305,000	2,454,825
Florida East Coast Holdings Corp.
6.750%	05/01/2019	^	430,000	432,150
Jack Cooper Holdings Corp.
10.250%	06/01/2020	^	890,000	827,700
Jurassic Holdings III, Inc.
6.875%	02/15/2021	^	420,000	329,700
Loxam SAS (France)
7.000%	07/23/2022		EUR 720,000	815,736
Watco Cos. LLC/Watco Finance Corp.
6.375%	04/01/2023	^	$900,000	915,750

				5,775,861

Semiconductors & Semiconductor Equipment—0.2%
Micron Technology, Inc.
5.250%	08/01/2023	^	360,000	346,050
NXP BV/NXP Funding LLC (Netherlands)
4.625%	06/15/2022	^	560,000	553,700

				899,750

Software—1.1%
Activision Blizzard, Inc.
5.625%	09/15/2021	^	440,000	462,000
Audatex North America, Inc.
6.000%	06/15/2021	^	1,870,000	1,928,437
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.250%	01/15/2018		590,000	595,900
Open Text Corp. (Canada)
5.625%	01/15/2023	^	585,000	580,612
SS&C Technologies Holdings, Inc.
5.875%	07/15/2023	^	745,000	754,313

				4,321,262

Specialty Retail—2.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022		1,260,000	1,341,900
DBP Holding Corp.
7.750%	10/15/2020	^	1,080,000	885,600
GameStop Corp.
5.500%	10/01/2019	^	330,000	340,313
Guitar Center, Inc.
9.625%	04/15/2020	^†	1,060,000	885,100
Men’s Wearhouse, Inc. (The)
7.000%	07/01/2022		695,000	747,125
Michaels Stores, Inc.
5.875%	12/15/2020	^†	1,250,000	1,315,625
Pendragon plc (United Kingdom)
6.875%	05/01/2020		GBP 550,000	919,513
Rent-A-Center, Inc.
6.625%	11/15/2020	†	$845,000	830,212
Sally Holdings LLC/Sally Capital, Inc.
5.750%	06/01/2022		1,310,000	1,372,225

				8,637,613

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Technology Hardware, Storage & Peripherals—0.3%
NCR Corp.
5.875%	12/15/2021		$990,000	$1,023,412

Textiles, Apparel & Luxury Goods—0.7%
Empire Today LLC/Empire Today Finance Corp.
11.375%	02/01/2017	^	500,000	400,000
Levi Strauss & Co.
5.000%	05/01/2025	^	1,360,000	1,322,600
William Carter Co. (The)
5.250%	08/15/2021		500,000	515,000
Wolverine World Wide, Inc.
6.125%	10/15/2020		375,000	399,375

				2,636,975

Tobacco—0.2%
Alliance One International, Inc.
9.875%	07/15/2021	†	680,000	597,550

Trading Companies & Distributors—1.4%
Flexi-Van Leasing, Inc.
7.875%	08/15/2018	^	1,725,000	1,759,500
H&E Equipment Services, Inc.
7.000%	09/01/2022	†	1,000,000	1,036,250
United Rentals North America, Inc.
6.125%	06/15/2023		1,910,000	1,960,137
WESCO Distribution, Inc.
5.375%	12/15/2021		470,000	477,050

				5,232,937

Transportation Infrastructure—0.2%
Moto Finance plc (United Kingdom)
6.375%	09/01/2020	^	GBP 275,000	442,896
syncreon Group BV/syncreon Global Finance US, Inc. (Netherlands)
8.625%	11/01/2021	^	$480,000	366,000

				808,896

Wireless Telecommunication Services—3.1%
Matterhorn Telecom Holding SA (Luxembourg)
4.875%	05/01/2023	^	EUR 265,000	282,008
Matterhorn Telecom SA (Luxembourg)
3.875%	05/01/2022	^	EUR 430,000	456,111
3.625%	05/01/2022	^	CHF 150,000	153,337
Sprint Communications, Inc.
8.375%	08/15/2017		$1,750,000	1,898,750
Sprint Corp.
7.625%	02/15/2025		460,000	434,700
7.250%	09/15/2021		5,305,000	5,185,638
T-Mobile USA, Inc.
6.633%	04/28/2021		1,500,000	1,560,000
6.464%	04/28/2019		1,000,000	1,032,500
6.000%	03/01/2023		240,000	246,300
VimpelCom Holdings BV (Netherlands)
5.950%	02/13/2023	^	700,000	621,110

				11,870,454

TOTAL CORPORATE OBLIGATIONS
(Cost $371,528,203)				357,962,075

Coupon Rate	Maturity Date		Face	Value
FLOATING RATE LOANS—0.6%**
Lantheus Medical Imaging, Inc. Term Loan B
7.000%	06/25/2022	#	$390,000	$385,613
Murray Energy Corporation, 1st Lien Term Loan B2
7.500%	04/16/2020	#	980,000	911,243
Panda Temple Power LLC, Term Loan
7.250%	01/01/2020	#	448,875	433,164
TPF II LC LLC, Term Loan B
5.508%	09/24/2021	#	606,950	613,020

TOTAL FLOATING RATE LOANS
(Cost $2,378,767)				2,343,040

MORTGAGE-BACKED SECURITIES—1.1%
Non-Agency Mortgage-Backed Securities—1.1%
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
4.937%	10/25/2024	#	2,500,000	2,597,297
Nomura Resecuritization Trust, Series 2015-6R, Class A5
0.356%	05/26/2046	#^	2,380,000	1,424,666

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,077,465)				4,021,963

ASSET-BACKED SECURITIES—0.1%
Home Equity—0.1%
Mastr Asset Backed Securities Trust Series 2006-FRE1, Class A4
0.477%	12/25/2035
(Cost $474,484)		#	539,013	484,933

			Shares	Value
MONEY MARKET FUNDS—8.8%
Institutional Money Market Funds—8.8%
Dreyfus Institutional Cash Advantage Fund, 0.08%		††¥	4,000,000	4,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%			¥8,829,229	8,829,229
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		††¥	4,362,130	4,362,130
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%		††¥	4,200,000	4,200,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%		††¥	4,000,000	4,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%		††¥	4,000,000	4,000,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint High Yield Fund

	Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11% ††¥	4,000,000	$4,000,000

TOTAL MONEY MARKET FUNDS
(Cost $33,391,359)		33,391,359

TOTAL INVESTMENTS—105.6%
(Cost $413,438,034)		399,632,135
Other assets less liabilities—(5.6%)		(21,173,775)

NET ASSETS—100.0%		$378,458,360

Notes to the Schedule of Investments:

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $178,236,515, which represents 47.1% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 0.4% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—95.8%
Aerospace & Defense—1.7%
Boeing Co. (The)		67,100	$9,308,112
General Dynamics Corp.		3,520	498,749
Honeywell International, Inc.		70,100	7,148,097
L-3 Communications Holdings, Inc.		4,600	521,548
Lockheed Martin Corp.		2,800	520,520
Northrop Grumman Corp.		3,200	507,616
Orbital ATK, Inc.		6,700	491,512
Precision Castparts Corp.		2,600	519,662
Raytheon Co.		5,400	516,672
Spirit AeroSystems Holdings, Inc.,
Class A	*	117,145	6,455,861
Textron, Inc.		11,300	504,319
Triumph Group, Inc.		7,925	522,970
United Technologies Corp.		95,760	10,622,657

			38,138,295

Air Freight & Logistics—1.3%
FedEx Corp.		132,620	22,598,448
United Parcel Service, Inc., Class B		84,600	8,198,586

			30,797,034

Airlines—0.0%
Copa Holdings SA, Class A (Panama)		6,315	521,556
JetBlue Airways Corp.	*	25,100	521,076

			1,042,632

Auto Components—0.3%
Gentex Corp.		31,120	510,990
Goodyear Tire & Rubber Co. (The)		17,000	512,550
Johnson Controls, Inc.		117,800	5,834,634
Lear Corp.		4,415	495,628

			7,353,802

Automobiles—0.4%
Ford Motor Co.		302,405	4,539,099
General Motors Co.		137,272	4,575,276
Harley-Davidson, Inc.		9,200	518,420

			9,632,795

Banks—8.7%
Associated Banc-Corp		25,600	518,912
Bank of America Corp.		826,016	14,058,792
Bank of Hawaii Corp.		7,600	506,768
BankUnited, Inc.		14,000	503,020
BB&T Corp.		12,500	503,875
BOK Financial Corp.		7,270	505,847
CIT Group, Inc.		10,955	509,298
Citigroup, Inc.		302,325	16,700,433
Citizens Financial Group, Inc.		19,400	529,814
City National Corp./California		5,800	524,262
Comerica, Inc.		10,100	518,332
Commerce Bancshares, Inc./Missouri		11,170	522,421
Cullen/Frost Bankers, Inc.		6,400	502,912
East West Bancorp, Inc.		11,600	519,912
Fifth Third Bancorp		24,800	516,336
First Horizon National Corp.		32,200	504,574

		Shares	Value
First Niagara Financial Group, Inc.		53,100	$501,264
First Republic Bank/California		8,300	523,149
Huntington Bancshares, Inc./Ohio		44,900	507,819
JPMorgan Chase & Co.		708,480	48,006,605
KeyCorp		34,500	518,190
M&T Bank Corp.		66,320	8,285,357
PacWest Bancorp		10,727	501,594
People’s United Financial, Inc.		31,000	502,510
PNC Financial Services Group, Inc. (The)		288,985	27,641,415
Popular, Inc. (Puerto Rico)	*	15,260	440,404
Regions Financial Corp.		336,100	3,481,996
Signature Bank/New York	*	3,500	512,365
SunTrust Banks, Inc.		216,100	9,296,622
SVB Financial Group	*	3,600	518,328
Synovus Financial Corp.		16,385	504,986
TCF Financial Corp.		30,100	499,961
U.S. Bancorp/Minnesota		332,800	14,443,520
Wells Fargo & Co.		787,520	44,290,125
Zions Bancorporation		15,800	501,413

			199,423,131

Beverages—0.8%
Anheuser-Busch InBev NV ADR
(Belgium)		57,670	6,959,039
Brown-Forman Corp., Class A		4,700	523,674
Brown-Forman Corp., Class B		5,300	530,954
Diageo plc ADR (United Kingdom)		30,850	3,579,834
Molson Coors Brewing Co., Class B		6,980	487,274
PepsiCo, Inc.		67,300	6,281,782

			18,362,557

Biotechnology—0.6%
Alkermes plc (Ireland)	*	7,780	500,565
Alnylam Pharmaceuticals, Inc.	*	4,310	516,640
Amgen, Inc.		41,500	6,371,080
Gilead Sciences, Inc.		50,130	5,869,220

			13,257,505

Building Products—0.8%
Armstrong World Industries, Inc.	*	9,700	516,816
Fortune Brands Home & Security, Inc.		194,330	8,904,200
Masco Corp.		193,600	5,163,312
Owens Corning, Inc.		12,320	508,200
USG Corp.	*	102,900	2,859,591

			17,952,119

Capital Markets—2.8%
Ameriprise Financial, Inc.		64,330	8,036,747
Bank of New York Mellon Corp. (The)		18,100	759,657
BlackRock, Inc.		30,935	10,702,891
Charles Schwab Corp. (The)		15,300	499,545
E*TRADE Financial Corp.	*	17,285	517,686
Franklin Resources, Inc.		328,250	16,094,097
Goldman Sachs Group, Inc. (The)		40,740	8,506,105
Interactive Brokers Group, Inc., Class A		12,090	502,460

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Invesco Ltd.		168,300	$6,309,567
Legg Mason, Inc.		10,230	527,152
Morgan Stanley		13,500	523,665
Northern Trust Corp.		127,300	9,733,358
Och-Ziff Capital Management Group LLC, Class A		38,300	468,026
Raymond James Financial, Inc.		8,400	500,472
State Street Corp.		6,500	500,500
TD Ameritrade Holding Corp.		13,725	505,355
Waddell & Reed Financial, Inc., Class A		10,900	515,679

			65,202,962

Chemicals—1.3%
Air Products & Chemicals, Inc.		3,720	509,008
Airgas, Inc.		5,000	528,900
Albemarle Corp.		8,703	481,015
Ashland, Inc.		4,020	490,038
Axalta Coating Systems Ltd.	*	123,590	4,088,357
Cabot Corp.		12,900	481,041
Celanese Corp., Series A		7,095	509,989
Cytec Industries, Inc.		8,540	516,926
Dow Chemical Co. (The)		166,025	8,495,499
E.I. Du Pont de Nemours & Co.		83,961	5,369,306
Eastman Chemical Co.		6,100	499,102
FMC Corp.		10,000	525,500
Huntsman Corp.		22,225	490,506
Mosaic Co. (The)		11,200	524,720
Platform Specialty Products Corp.	*	19,400	496,252
Potash Corp. of Saskatchewan, Inc.
(Canada)		103,300	3,199,201
Praxair, Inc.		4,300	514,065
Scotts Miracle-Gro Co. (The), Class A		8,400	497,364
Sigma-Aldrich Corp.		3,820	532,317
Westlake Chemical Corp.		7,375	505,851

			29,254,957

Commercial Services & Supplies—0.2%
ADT Corp. (The)		15,620	524,363
Clean Harbors, Inc.	*	9,485	509,724
KAR Auction Services, Inc.		13,800	516,120
Pitney Bowes, Inc.		24,800	516,088
R.R. Donnelley & Sons Co.	†	28,075	489,347
Republic Services, Inc.		12,675	496,480
Tyco International plc		26,830	1,032,419
Waste Connections, Inc.		10,640	501,357
Waste Management, Inc.		11,335	525,377

			5,111,275

Communications Equipment—2.1%
ARRIS Group, Inc.	*	16,600	507,960
Brocade Communications Systems, Inc.		42,185	501,158
Cisco Systems, Inc.		1,027,430	28,213,228
CommScope Holding Co., Inc.	*	16,900	515,619
EchoStar Corp., Class A	*	10,035	488,504
Harris Corp.		111,830	8,600,845
JDS Uniphase Corp.	*	42,830	495,971
Juniper Networks, Inc.		19,700	511,609

		Shares	Value
QUALCOMM, Inc.		127,600	$7,991,588

			47,826,482

Construction & Engineering—0.1%
AECOM	*	15,400	509,432
Chicago Bridge & Iron Co. NV (Netherlands)		9,800	490,392
Fluor Corp.		9,200	487,692
Jacobs Engineering Group, Inc.	*	12,530	508,969
KBR, Inc.		26,550	517,194
Quanta Services, Inc.	*	17,300	498,586

			3,012,265

Construction Materials—0.4%
Martin Marietta Materials, Inc.		3,500	495,285
Vulcan Materials Co.		91,900	7,713,167

			8,208,452

Consumer Finance—0.5%
Ally Financial, Inc.	*	22,555	505,909
American Express Co.		97,400	7,569,928
Capital One Financial Corp.		5,725	503,628
Discover Financial Services		8,720	502,446
Navient Corp.		28,580	520,442
Santander Consumer USA Holdings, Inc.	*	19,745	504,880
SLM Corp.	*	53,115	524,245
Springleaf Holdings, Inc.	*	11,300	518,783
Synchrony Financial	*	15,700	517,001

			11,667,262

Containers & Packaging—0.4%
AptarGroup, Inc.		8,000	510,160
Avery Dennison Corp.		8,600	524,084
Bemis Co., Inc.		11,300	508,613
Crown Holdings, Inc.	*	9,400	497,354
Graphic Packaging Holding Co.		38,300	533,519
MeadWestvaco Corp.	*	93,600	4,416,984
Owens-Illinois, Inc.		22,300	511,562
Rock-Tenn Co., Class A		8,600	517,720
Sonoco Products Co.		11,735	502,962

			8,522,958

Distributors—0.2%
Genuine Parts Co.		58,252	5,215,301

Diversified Consumer Services—1.0%
Graham Holdings Co., Class B		21,458	23,068,423
H&R Block, Inc.		17,400	515,910

			23,584,333

Diversified Financial Services—0.5%
Berkshire Hathaway, Inc., Class B	*	3,600	489,996
CME Group, Inc.		5,400	502,524
Intercontinental Exchange, Inc.		39,205	8,766,630
Leucadia National Corp.		20,900	507,452
NASDAQ OMX Group, Inc. (The)		10,600	517,386
Voya Financial, Inc.		10,800	501,876

			11,285,864

Diversified Telecommunication Services—5.8%
AT&T, Inc.		343,242	12,191,956
CenturyLink, Inc.		137,360	4,035,637
Frontier Communications Corp.	†	104,500	517,275

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Level 3 Communications, Inc.	*	1,232,651	$64,923,728
Telefonica SA (Spain)		242,890	3,460,064
Verizon Communications, Inc.		374,959	17,476,839
Vivendi SA ADR (France)		1,153,400	29,169,486
Zayo Group Holdings, Inc.	*	19,200	493,824

			132,268,809

Electric Utilities—2.5%
American Electric Power Co., Inc.		9,725	515,133
Duke Energy Corp.		134,023	9,464,704
Edison International		94,335	5,243,139
Entergy Corp.		112,260	7,914,330
Eversource Energy		160,190	7,274,228
Exelon Corp.		204,750	6,433,245
FirstEnergy Corp.		175,500	5,712,525
Great Plains Energy, Inc.		20,900	504,944
Hawaiian Electric Industries, Inc.		17,800	529,194
ITC Holdings Corp.		16,270	523,569
NextEra Energy, Inc.		44,490	4,361,355
OGE Energy Corp.		17,800	508,546
Pepco Holdings, Inc.		19,095	514,419
Pinnacle West Capital Corp.		9,400	534,766
PPL Corp.		17,900	527,513
Southern Co. (The)		12,300	515,370
Westar Energy, Inc.		15,000	513,300
Xcel Energy, Inc.		174,500	5,615,410

			57,205,690

Electrical Equipment—1.1%
Babcock & Wilcox Co. (The)		15,300	501,840
Eaton Corp. plc		224,245	15,134,295
Emerson Electric Co.		144,300	7,998,549
Hubbell, Inc., Class B		4,800	519,744
Regal Beloit Corp.		7,025	509,945

			24,664,373

Electronic Equipment, Instruments & Components—0.5%
Arrow Electronics, Inc.	*	9,000	502,200
Avnet, Inc.		12,000	493,320
Corning, Inc.		347,400	6,854,202
Dolby Laboratories, Inc., Class A		12,700	503,936
FLIR Systems, Inc.		16,700	514,694
Ingram Micro, Inc., Class A	*	19,800	495,594
Jabil Circuit, Inc.		24,070	512,450
Keysight Technologies, Inc.	*	16,500	514,635
National Instruments Corp.		17,200	506,712
Trimble Navigation Ltd.	*	21,900	513,774

			11,411,517

Energy Equipment & Services—1.0%
Baker Hughes, Inc.		8,230	507,791
Cameron International Corp.	*	9,825	514,535
Diamond Offshore Drilling, Inc.	†	117,500	3,032,675
Dril-Quip, Inc.	*	6,700	504,175
Ensco plc, Class A (United Kingdom)		22,800	507,756
FMC Technologies, Inc.	*	12,600	522,774

		Shares	Value
Frank’s International NV (Netherlands)	†	26,900	$506,796
Halliburton Co.		209,320	9,015,413
Helmerich & Payne, Inc.		7,215	508,080
Nabors Industries Ltd. (Bermuda)		35,680	514,863
National Oilwell Varco, Inc.		10,600	511,768
Noble Corp. plc (United Kingdom)		33,400	514,026
Oceaneering International, Inc.		11,200	521,808
Patterson-UTI Energy, Inc.		27,140	510,639
Rowan Cos. plc, Class A		24,100	508,751
RPC, Inc.		38,200	528,306
Schlumberger Ltd.		31,300	2,697,747
Seadrill Ltd. (Bermuda)	†	47,650	492,701
Superior Energy Services, Inc.		24,630	518,215
Weatherford International plc (Switzerland)	*	41,900	514,113

			23,452,932

Food & Staples Retailing—0.5%
CVS Health Corp.		81,530	8,550,867
Rite Aid Corp.	*	59,400	495,990
Sysco Corp.		13,200	476,520
Walgreens Boots Alliance, Inc.		6,130	517,617
Wal-Mart Stores, Inc.		7,400	524,882
Whole Foods Market, Inc.		13,030	513,903

			11,079,779

Food Products—1.5%
Archer-Daniels-Midland Co.		181,700	8,761,574
Bunge Ltd.		5,900	518,020
Campbell Soup Co.		98,100	4,674,465
ConAgra Foods, Inc.		37,610	1,644,309
Flowers Foods, Inc.		24,600	520,290
Ingredion, Inc.		6,240	498,014
J.M. Smucker Co. (The)		4,525	490,555
Kellogg Co.		44,720	2,803,944
Kraft Foods Group, Inc.		90,460	7,701,765
McCormick & Co., Inc. (Non-Voting Shares)		45,100	3,650,845
Mondelez International, Inc., Class A		12,940	532,352
Pilgrim’s Pride Corp.	†	21,960	504,421
Pinnacle Foods, Inc.		11,265	513,008
Tyson Foods, Inc., Class A		11,860	505,592

			33,319,154

Gas Utilities—0.1%
AGL Resources, Inc.		10,735	499,822
Atmos Energy Corp.		10,255	525,876
National Fuel Gas Co.		8,720	513,521
Questar Corp.		24,100	503,931
UGI Corp.		14,702	506,484

			2,549,634

Health Care Equipment & Supplies—1.0%
Abbott Laboratories		10,335	507,242
Alere, Inc.	*	9,840	519,060
Baxter International, Inc.		88,385	6,180,763
Boston Scientific Corp.	*	28,400	502,680
Cooper Cos., Inc. (The)		2,900	516,113
DENTSPLY International, Inc.		9,800	505,190
Hill-Rom Holdings, Inc.		9,500	516,135
Medtronic plc (Ireland)		140,585	10,417,348

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
St. Jude Medical, Inc.		7,100	$518,797
Stryker Corp.		5,300	506,521
Teleflex, Inc.		3,900	528,255
Zimmer Biomet Holdings, Inc.		4,520	493,720

			21,711,824

Health Care Providers & Services—0.8%
Aetna, Inc.		4,025	513,027
Anthem, Inc.		3,120	512,117
Brookdale Senior Living, Inc.	*	14,900	517,030
Cardinal Health, Inc.		5,800	485,170
Catamaran Corp.	*	8,700	531,396
Community Health Systems, Inc.	*	7,990	503,130
DaVita HealthCare Partners, Inc.	*	6,435	511,389
Express Scripts Holding Co.	*	5,660	503,400
HCA Holdings, Inc.	*	5,550	503,496
Health Net, Inc.	*	8,110	520,013
Humana, Inc.		2,725	521,238
Laboratory Corp. of America Holdings	*	4,159	504,154
LifePoint Health, Inc.	*	6,375	554,306
MEDNAX, Inc.	*	7,100	526,181
Omnicare, Inc.		5,640	531,570
Patterson Cos., Inc.		10,700	520,555
Quest Diagnostics, Inc.		7,300	529,396
UnitedHealth Group, Inc.		77,015	9,395,830
Universal Health Services, Inc., Class B		3,555	505,166
VCA, Inc.	*	9,360	509,231

			19,197,795

Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc.	*	37,545	513,616

Hotels, Restaurants & Leisure—4.0%
Aramark		16,775	519,522
Carnival Corp.		144,700	7,146,733
Darden Restaurants, Inc.		7,055	501,469
Hilton Worldwide Holdings, Inc.	*	243,190	6,699,885
Hyatt Hotels Corp., Class A	*	8,840	501,140
International Game Technology plc (United Kingdom)	*	28,500	506,160
Las Vegas Sands Corp.		86,100	4,526,277
McDonald’s Corp.		369,300	35,109,351
MGM Resorts International	*	28,500	520,125
Norwegian Cruise Line Holdings Ltd.	*	122,580	6,869,383
Royal Caribbean Cruises Ltd.		6,400	503,616
Wendy’s Co. (The)		45,333	511,356
Wynn Resorts Ltd.		283,420	27,965,051

			91,880,068

Household Durables—0.8%
D.R. Horton, Inc.		18,590	508,622
Garmin Ltd. (Switzerland)		10,935	480,374
Lennar Corp., Class A		9,900	505,296
Lennar Corp., Class B		11,900	513,128
Mohawk Industries, Inc.	*	2,700	515,430
Newell Rubbermaid, Inc.		161,615	6,643,993
PulteGroup, Inc.		334,380	6,737,757
Toll Brothers, Inc.	*	13,500	515,565
Tupperware Brands Corp.		7,900	509,866

		Shares	Value
Whirlpool Corp.		3,000	$519,150

			17,449,181

Household Products—0.4%
Clorox Co. (The)		62,200	6,470,044
Colgate-Palmolive Co.		8,015	524,261
Energizer Holdings, Inc.		3,745	492,655
Kimberly-Clark Corp.		4,900	519,253
Procter & Gamble Co. (The)		6,300	492,912

			8,499,125

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)		251,400	3,333,564
Calpine Corp.	*	28,525	513,165
NRG Energy, Inc.		20,990	480,251
Talen Energy Corp.	*d	—	—
TerraForm Power, Inc., Class A	*	13,500	512,730

			4,839,710

Industrial Conglomerates—5.1%
3M Co.		43,855	6,766,826
Carlisle Cos., Inc.		5,025	503,103
CK Hutchison Holdings Ltd. ADR (Hong Kong)	*	1,907,000	44,223,330
Danaher Corp.		6,120	523,811
General Electric Co.		1,305,380	34,683,947
Koninklijke Philips NV NYRS (Netherlands)	†	1,185,140	30,173,664
Roper Technologies, Inc.		3,020	520,829

			117,395,510

Insurance—7.3%
ACE Ltd. (Switzerland)		85,160	8,659,069
Aflac, Inc.		8,000	497,600
Alleghany Corp.	*	1,105	517,980
Allied World Assurance Co. Holdings AG (Switzerland)		11,670	504,377
Allstate Corp. (The)		7,800	505,986
American Financial Group, Inc.		8,000	520,320
American International Group, Inc.		120,850	7,470,947
American National Insurance Co.		5,000	511,600
AmTrust Financial Services, Inc.		8,300	543,733
Aon plc (United Kingdom)		349,892	34,877,235
Arch Capital Group Ltd. (Bermuda)	*	7,600	508,896
Arthur J. Gallagher & Co.		10,635	503,036
Aspen Insurance Holdings Ltd.
(Bermuda)		10,880	521,152
Assurant, Inc.		7,800	522,600
Assured Guaranty Ltd. (Bermuda)		19,000	455,810
Axis Capital Holdings Ltd. (Bermuda)		10,000	533,700
Brown & Brown, Inc.		15,800	519,188
Chubb Corp. (The)		39,600	3,767,544
Cincinnati Financial Corp.		10,500	526,890
CNA Financial Corp.		13,645	521,375

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Endurance Specialty Holdings Ltd. (Bermuda)		8,000	$525,600
Everest Re Group Ltd. (Bermuda)		2,800	509,628
FNF Group		14,100	521,559
Genworth Financial, Inc., Class A	*	66,000	499,620
Hanover Insurance Group, Inc. (The)		6,900	510,807
Hartford Financial Services Group, Inc. (The)		12,300	511,311
HCC Insurance Holdings, Inc.		6,925	532,117
Lincoln National Corp.		8,400	497,448
Loews Corp.		1,101,424	42,415,838
Markel Corp.	*	605	484,411
Marsh & McLennan Cos., Inc.		327,305	18,558,194
Mercury General Corp.		9,300	517,545
MetLife, Inc.		295,370	16,537,766
Old Republic International Corp.		32,400	506,412
PartnerRe Ltd. (Bermuda)		4,110	528,135
Principal Financial Group, Inc.		107,865	5,532,396
ProAssurance Corp.		11,000	508,310
Progressive Corp. (The)		18,200	506,506
Prudential Financial, Inc.		5,715	500,177
Reinsurance Group of America, Inc.		5,300	502,811
RenaissanceRe Holdings Ltd. (Bermuda)		5,015	509,073
StanCorp Financial Group, Inc.		6,600	499,026
Sun Life Financial, Inc. (Canada)		86,800	2,899,120
Torchmark Corp.		8,700	506,514
Travelers Cos., Inc. (The)		5,435	525,347
Unum Group		116,435	4,162,551
Validus Holdings Ltd. (Bermuda)		11,600	510,284
W.R. Berkley Corp.		10,065	522,675
White Mountains Insurance Group Ltd.		800	523,952
Willis Group Holdings plc (United Kingdom)		49,200	2,307,480
XL Group plc (Ireland)		14,035	522,102

			167,683,753

Internet & Catalog Retail—0.0%
HomeAway, Inc.	*	16,510	513,791
Liberty Interactive Corp. QVC Group, Series A	*	17,900	496,725

			1,010,516

Internet Software & Services—1.0%
Google, Inc., Class C	*	42,849	22,303,333
Yahoo!, Inc.	*	12,920	507,627
Zillow Group, Inc., Class A	*	5,900	511,766

			23,322,726

IT Services—0.8%
Amdocs Ltd.		9,200	502,228
Automatic Data Processing, Inc.		6,400	513,472

		Shares	Value
Black Knight Financial Services, Inc., Class A	*	16,800	$518,616
Booz Allen Hamilton Holding Corp.		20,000	504,800
Computer Sciences Corp.		46,700	3,065,388
CoreLogic, Inc.	*	12,600	500,094
DST Systems, Inc.		4,200	529,116
Fidelity National Information Services, Inc.		8,400	519,120
International Business Machines Corp.		43,300	7,043,178
Leidos Holdings, Inc.		12,360	498,973
Paychex, Inc.		10,300	482,864
Teradata Corp.	*	14,190	525,030
Western Union Co. (The)		158,900	3,230,437
Xerox Corp.		48,185	512,688

			18,946,004

Leisure Products—0.4%
Brunswick Corp.		10,200	518,772
Hasbro, Inc.		6,800	508,572
Mattel, Inc.		315,735	8,111,232
Vista Outdoor, Inc.	*	11,500	516,350

			9,654,926

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.		12,400	478,392
Bio-Rad Laboratories, Inc., Class A	*	3,500	527,135
Bio-Techne Corp.		5,120	504,167
PerkinElmer, Inc.		9,500	500,080
QIAGEN NV (Netherlands)	*	20,075	497,659
Quintiles Transnational Holdings, Inc.	*	7,200	522,792
Thermo Fisher Scientific, Inc.		3,800	493,088
VWR Corp.	*	19,000	507,870

			4,031,183

Machinery—4.1%
AGCO Corp.		9,100	516,698
Allison Transmission Holdings, Inc.		17,900	523,754
Caterpillar, Inc.		5,920	502,134
CNH Industrial NV (United Kingdom)	†	3,841,200	35,646,336
Colfax Corp.	*	11,400	526,110
Crane Co.		8,900	522,697
Cummins, Inc.		4,000	524,760
Deere & Co.	†	73,215	7,105,516
Donaldson Co., Inc.		14,000	501,200
Dover Corp.		7,425	521,087
Flowserve Corp.		65,200	3,433,432
IDEX Corp.		6,430	505,269
Illinois Tool Works, Inc.		162,120	14,880,995
Ingersoll-Rand plc		100,870	6,800,655
ITT Corp.		12,445	520,699
Joy Global, Inc.		99,225	3,591,945
Kennametal, Inc.		14,535	495,934
Lincoln Electric Holdings, Inc.		8,025	488,642
Manitowoc Co., Inc. (The)		26,500	519,400
Oshkosh Corp.		12,000	508,560
PACCAR, Inc.		7,900	504,099
Parker-Hannifin Corp.		4,400	511,852
Pentair plc (United Kingdom)		8,200	563,750

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
SPX Corp.		7,525	$544,735
Stanley Black & Decker, Inc.		61,125	6,432,795
Terex Corp.		22,330	519,173
Timken Co. (The)		13,750	502,838
Trinity Industries, Inc.		18,905	499,659
Valmont Industries, Inc.	†	4,335	515,301
Xylem, Inc.		139,840	5,183,869

			94,413,894

Marine—0.0%
Kirby Corp.	*	6,800	521,288

Media—3.9%
Cablevision Systems Corp., Class A	†	194,800	4,663,512
CBS Corp. (Non-Voting Shares),
Class B		107,710	5,977,905
Clear Channel Outdoor Holdings, Inc.,
Class A		51,940	526,152
Comcast Corp., Class A		8,400	503,496
Comcast Corp., Class A		211,090	12,694,953
Discovery Communications, Inc.,
Class A	*	15,800	525,508
Discovery Communications, Inc.,
Class C	*	16,800	522,144
DISH Network Corp., Class A	*	7,280	492,929
Gannett Co., Inc.	*	38,100	533,019
John Wiley & Sons, Inc., Class A		9,600	521,952
Liberty Broadband Corp., Class A	*	9,925	505,877
Liberty Broadband Corp., Class C	*	9,927	507,865
Liberty Media Corp., Series A	*	13,600	490,144
Liberty Media Corp., Series C	*	13,800	495,420
New York Times Co. (The), Class A		172,400	2,353,260
News Corp., Class A	*	197,400	2,880,066
News Corp., Class B	*	35,200	501,248
Scripps Networks Interactive, Inc.,
Class A		444,500	29,056,965
TEGNA, Inc.		14,400	461,808
Thomson Reuters Corp.		157,420	5,992,979
Time Warner, Inc.		126,633	11,068,991
Tribune Media Co., Class A		9,800	523,222
Twenty-First Century Fox, Inc., Class A		15,245	496,149
Twenty-First Century Fox, Inc., Class B		16,300	525,186
Viacom, Inc., Class B		35,300	2,281,792
Walt Disney Co. (The)		45,600	5,204,784

			90,307,326

Metals & Mining—1.0%
Alcoa, Inc.		43,945	489,987
Allegheny Technologies, Inc.		16,160	488,032
Freeport-McMoRan, Inc.		25,740	479,279
Newmont Mining Corp.		183,200	4,279,552
Nucor Corp.		210,170	9,262,192
Reliance Steel & Aluminum Co.		8,000	483,840
Royal Gold, Inc.		8,055	496,107
Southern Copper Corp. (Mexico)		17,500	514,675
Steel Dynamics, Inc.		252,860	5,237,995
Tahoe Resources, Inc.		40,970	496,966
United States Steel Corp.	†	24,100	496,942

			22,725,567

		Shares	Value
Multiline Retail—1.3%
Dillard’s, Inc., Class A		4,750	$499,652
Dollar General Corp.		89,170	6,932,076
Family Dollar Stores, Inc.		6,615	521,328
J.C. Penney Co., Inc.	*†	60,400	511,588
Kohl’s Corp.		121,255	7,591,776
Macy’s, Inc.		99,600	6,720,012
Nordstrom, Inc.		74,620	5,559,190
Sears Holdings Corp.	*†	18,790	501,693
Target Corp.		6,200	506,106

			29,343,421

Multi-Utilities—0.8%
Alliant Energy Corp.		8,900	513,708
Ameren Corp.		13,600	512,448
CenterPoint Energy, Inc.		26,600	506,198
CMS Energy Corp.		16,200	515,808
Consolidated Edison, Inc.		8,800	509,344
Dominion Resources, Inc.		7,400	494,838
DTE Energy Co.		6,900	515,016
MDU Resources Group, Inc.		26,800	523,404
NiSource, Inc.		244,340	11,139,461
PG&E Corp.		10,160	498,856
Public Service Enterprise Group, Inc.		13,000	510,640
SCANA Corp.		10,100	511,565
Sempra Energy		5,315	525,866
TECO Energy, Inc.		28,800	508,608
Vectren Corp.		13,600	523,328
WEC Energy Group, Inc.		19,272	866,678

			19,175,766

Oil, Gas & Consumable Fuels—10.6%
Anadarko Petroleum Corp.		130,080	10,154,045
Antero Resources Corp.	*	15,100	518,534
Apache Corp.		194,545	11,211,628
BP plc ADR (United Kingdom)	†	89,598	3,580,336
California Resources Corp.		74,108	447,612
Canadian Natural Resources Ltd. (Canada)		79,500	2,159,220
Cheniere Energy, Inc.	*	7,500	519,450
Chesapeake Energy Corp.	†	2,467,520	27,562,198
Chevron Corp.		264,268	25,493,934
Cimarex Energy Co.		4,630	510,735
Cobalt International Energy, Inc.	*	51,400	499,094
Concho Resources, Inc.	*	4,500	512,370
ConocoPhillips		51,760	3,178,582
CONSOL Energy, Inc.		1,505,080	32,720,439
Continental Resources, Inc.	*	12,100	512,919
CVR Energy, Inc.	†	13,780	518,679
Denbury Resources, Inc.		80,910	514,588
Devon Energy Corp.		8,560	509,234
Diamondback Energy, Inc.		6,900	520,122
Energen Corp.		7,525	513,958
EOG Resources, Inc.		97,730	8,556,261
EP Energy Corp., Class A	*†	38,815	494,115
EQT Corp.		6,415	521,796
Exxon Mobil Corp.		268,955	22,377,056
Golar LNG Ltd. (Bermuda)		10,840	507,312
Gulfport Energy Corp.	*	13,100	527,275
Hess Corp.		149,345	9,988,194
HollyFrontier Corp.		12,300	525,087
Kinder Morgan, Inc.		13,655	524,215

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Kosmos Energy Ltd.	*	61,200	$515,916
Laredo Petroleum, Inc.	*†	40,210	505,842
Marathon Oil Corp.		360,665	9,572,049
Marathon Petroleum Corp.		10,200	533,562
Murphy Oil Corp.		649,336	26,992,898
Newfield Exploration Co.	*	14,100	509,292
Noble Energy, Inc.		11,830	504,904
Occidental Petroleum Corp.		142,810	11,106,334
ONEOK, Inc.		12,850	507,318
PBF Energy, Inc., Class A		18,585	528,186
Phillips 66		6,630	534,113
Pioneer Natural Resources Co.		38,690	5,365,916
QEP Resources, Inc.		28,495	527,442
Range Resources Corp.		10,400	513,552
Rice Energy, Inc.	*†	24,260	505,336
Royal Dutch Shell plc ADR (Netherlands)	†	154,481	8,806,962
SM Energy Co.		11,200	516,544
Southwestern Energy Co.	*	223,710	5,084,928
Spectra Energy Corp.		16,275	530,565
Targa Resources Corp.		5,800	517,476
Teekay Corp. (Bermuda)		11,300	483,866
Tesoro Corp.		6,180	521,654
Valero Energy Corp.		8,430	527,718
Whiting Petroleum Corp.	*	14,740	495,264
World Fuel Services Corp.		10,845	520,018
WPX Energy, Inc.	*	40,435	496,542

			243,403,185

Paper & Forest Products—0.7%
Domtar Corp. (Canada)		11,765	487,071
International Paper Co.		305,005	14,515,188

			15,002,259

Personal Products—0.1%
Avon Products, Inc.	†	348,915	2,184,208
Herbalife Ltd.	*	9,600	528,864
Nu Skin Enterprises, Inc., Class A		10,900	513,717

			3,226,789

Pharmaceuticals—4.3%
Allergan plc	*	1,700	515,882
AstraZeneca plc ADR (United
Kingdom)		103,150	6,571,687
Bristol-Myers Squibb Co.		297,980	19,827,589
Endo International plc (Ireland)	*	6,500	517,725
GlaxoSmithKline plc (United Kingdom)		163,557	3,400,668
Hospira, Inc.	*	5,895	522,945
Johnson & Johnson		128,215	12,495,834
Mallinckrodt plc	*	4,460	525,031
Merck & Co., Inc.		483,310	27,514,838
Mylan NV	*	7,500	508,950
Perrigo Co. plc (Ireland)		2,720	502,738
Pfizer, Inc.		512,396	17,180,638
Roche Holding AG (Genusschein) (Switzerland)		29,900	8,383,706

			98,468,231

Professional Services—0.4%
Dun & Bradstreet Corp. (The)		4,020	490,440
IHS, Inc., Class A	*	4,000	514,520

		Shares	Value
ManpowerGroup, Inc.		5,620	$502,315
Nielsen NV		164,135	7,348,324
Towers Watson & Co., Class A		3,680	462,944

			9,318,543

Real Estate Investment Trusts (REITs)—2.2%
Alexandria Real Estate Equities, Inc. REIT		6,000	524,760
American Campus Communities, Inc. REIT		13,800	520,122
American Capital Agency Corp. REIT		27,310	501,685
American Homes 4 Rent, Class A REIT		32,000	513,280
American Realty Capital Properties, Inc. REIT		62,210	505,767
Annaly Capital Management, Inc. REIT		54,315	499,155
Apartment Investment & Management Co., Class A REIT		14,300	528,099
Apple Hospitality REIT, Inc. REIT		26,800	505,716
AvalonBay Communities, Inc. REIT		3,215	513,982
BioMed Realty Trust, Inc. REIT		27,165	525,371
Boston Properties, Inc. REIT		4,300	520,472
Brandywine Realty Trust REIT		39,200	520,576
Brixmor Property Group, Inc. REIT		22,900	529,677
Camden Property Trust REIT		6,815	506,218
CBL & Associates Properties, Inc. REIT		32,400	524,880
Chimera Investment Corp. REIT		36,538	500,936
Columbia Property Trust, Inc. REIT		21,215	520,828
Communications Sales & Leasing, Inc. REIT	†	19,200	474,624
Corporate Office Properties Trust REIT		21,700	510,818
Corrections Corp. of America REIT		15,700	519,356
DDR Corp. REIT		33,600	519,456
Digital Realty Trust, Inc. REIT		68,600	4,574,248
Douglas Emmett, Inc. REIT		19,300	519,942
Duke Realty Corp. REIT		27,300	506,961
Empire State Realty Trust, Inc., Class A REIT		30,800	525,448
Equity Commonwealth REIT	*	20,250	519,817
Equity Residential REIT		7,500	526,275
Essex Property Trust, Inc. REIT		2,403	510,637
Gaming and Leisure Properties, Inc. REIT		14,105	517,089
General Growth Properties, Inc. REIT		19,600	502,936
HCP, Inc. REIT		13,935	508,209
Health Care REIT, Inc. REIT		8,020	526,353
Healthcare Trust of America, Inc., Class A REIT		21,400	512,530
Home Properties, Inc. REIT		7,000	511,350
Hospitality Properties Trust REIT		18,200	524,524
Host Hotels & Resorts, Inc. REIT		25,590	507,450
Iron Mountain, Inc. REIT		16,179	501,549
Kilroy Realty Corp. REIT		7,700	517,055
Kimco Realty Corp. REIT		23,000	518,420
Liberty Property Trust REIT		16,000	515,520

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Macerich Co. (The) REIT		6,700	$499,820
MFA Financial, Inc. REIT		66,645	492,507
Mid-America Apartment Communities, Inc. REIT		6,800	495,108
National Retail Properties, Inc. REIT		14,340	502,043
NorthStar Realty Finance Corp. REIT		32,162	511,376
Omega Healthcare Investors, Inc. REIT		15,280	524,562
Outfront Media, Inc. REIT		20,134	508,182
Paramount Group, Inc. REIT		127,800	2,193,048
Piedmont Office Realty Trust, Inc.,
Class A REIT	†	28,805	506,680
Plum Creek Timber Co., Inc. REIT		12,510	507,531
Post Properties, Inc. REIT		9,725	528,748
Prologis, Inc. REIT		13,900	515,690
Public Storage REIT		2,800	516,236
Rayonier, Inc. REIT		125,345	3,202,565
Realty Income Corp. REIT		11,440	507,822
Regency Centers Corp. REIT		8,820	520,204
Retail Properties of America, Inc., Class A REIT		37,190	518,057
Senior Housing Properties Trust REIT		29,880	524,394
SL Green Realty Corp. REIT		4,725	519,230
Spirit Realty Capital, Inc. REIT		53,040	512,897
Starwood Property Trust, Inc. REIT		22,000	474,540
Taubman Centers, Inc. REIT		7,400	514,300
Two Harbors Investment Corp. REIT		48,200	469,468
UDR, Inc. REIT		15,750	504,472
Ventas, Inc. REIT		8,200	509,138
Vornado Realty Trust REIT		5,520	524,014
Weingarten Realty Investors REIT		16,135	527,453
Weyerhaeuser Co. REIT		202,130	6,367,095
WP Carey, Inc. REIT		8,925	526,040
WP GLIMCHER, Inc. REIT		37,270	504,263

			50,159,574

Real Estate Management & Development—0.1%
Forest City Enterprises, Inc., Class A	*	23,200	512,720
Howard Hughes Corp. (The)	*	3,510	503,826
Jones Lang LaSalle, Inc.		2,910	497,610
Realogy Holdings Corp.	*	10,960	512,051

			2,026,207

Road & Rail—0.4%
AMERCO		1,620	529,594
CSX Corp.		15,545	507,544
Genesee & Wyoming, Inc., Class A	*	6,815	519,167
Kansas City Southern		5,755	524,856
Norfolk Southern Corp.		6,015	525,471
Ryder System, Inc.		5,525	482,719
Union Pacific Corp.		54,400	5,188,128

			8,277,479

		Shares	Value
Semiconductors & Semiconductor Equipment—2.8%
Altera Corp.		10,400	$532,480
Analog Devices, Inc.		203,950	13,090,531
Applied Materials, Inc.		356,020	6,842,704
Broadcom Corp., Class A		10,030	516,445
Cree, Inc.	*†	19,260	501,338
Cypress Semiconductor Corp.	*	43,200	508,032
First Solar, Inc.	*	10,400	488,592
Freescale Semiconductor Ltd.	*	12,500	499,625
Intel Corp.		410,715	12,491,897
Lam Research Corp.		6,380	519,013
Marvell Technology Group Ltd.
(Bermuda)		547,580	7,219,842
Maxim Integrated Products, Inc.		299,140	10,342,766
Micron Technology, Inc.	*	22,130	416,929
NVIDIA Corp.		23,800	478,618
ON Semiconductor Corp.	*	42,900	501,501
SunEdison, Inc.	*	16,820	503,086
SunPower Corp.	*†	16,345	464,361
Teradyne, Inc.		26,100	503,469
Texas Instruments, Inc.		123,600	6,366,636
Xilinx, Inc.		11,600	512,256

			63,300,121

Software—1.4%
Activision Blizzard, Inc.		20,885	505,626
ANSYS, Inc.	*	5,550	506,382
Autodesk, Inc.	*	9,965	498,997
CA, Inc.		96,105	2,814,915
Microsoft Corp.		382,865	16,903,490
Nuance Communications, Inc.	*	29,380	514,444
Oracle Corp.		12,900	519,870
SS&C Technologies Holdings, Inc.		8,300	518,750
Symantec Corp.		369,635	8,594,014
Synopsys, Inc.	*	10,200	516,630
Zynga, Inc., Class A	*	174,875	500,142

			32,393,260

Specialty Retail—1.2%
Aaron’s, Inc.		14,490	524,683
Best Buy Co., Inc.		15,650	510,346
Cabela’s, Inc.	*†	10,060	502,799
CST Brands, Inc.		12,985	507,194
Dick’s Sporting Goods, Inc.		9,715	502,946
DSW, Inc., Class A		15,100	503,887
Foot Locker, Inc.		7,630	511,286
GameStop Corp., Class A	†	11,700	502,632
Home Depot, Inc. (The)		71,860	7,985,802
Lowe’s Cos., Inc.		91,445	6,124,072
Murphy USA, Inc.	*	9,090	507,404
Office Depot, Inc.	*	60,000	519,600
Penske Automotive Group, Inc.		9,550	497,650
Staples, Inc.		416,300	6,373,553
Tiffany & Co.		5,500	504,900

			26,578,754

Technology Hardware, Storage & Peripherals—0.2%
3D Systems Corp.	*	25,900	505,568
EMC Corp.		20,120	530,967
Hewlett-Packard Co.		16,240	487,363
Lexmark International, Inc., Class A		11,500	508,300
NCR Corp.	*	16,510	496,951

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
NetApp, Inc.		16,270	$513,481
SanDisk Corp.		7,860	457,609
Western Digital Corp.		6,200	486,204

			3,986,443

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.		66,500	2,301,565
Fossil Group, Inc.	*	7,300	506,328
PVH Corp.		62,740	7,227,648
Ralph Lauren Corp.		3,730	493,703

			10,529,244

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		51,400	507,832
New York Community Bancorp, Inc.	†	28,800	529,344
TFS Financial Corp.		30,330	510,151

			1,547,327

Tobacco—0.3%
Altria Group, Inc.		10,285	503,039
British American Tobacco plc (United Kingdom)		95,058	5,118,162
Philip Morris International, Inc.		6,310	505,873

			6,127,074

Trading Companies & Distributors—0.1%
Air Lease Corp.		14,900	505,110
GATX Corp.		9,400	499,610
MSC Industrial Direct Co., Inc., Class A		7,300	509,321
NOW, Inc.	*†	25,300	503,723
WESCO International, Inc.	*	7,415	508,966

			2,526,730

Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.		6,100	504,043

Water Utilities—0.0%
American Water Works Co., Inc.		10,300	500,889
Aqua America, Inc.		21,400	524,086

			1,024,975

Wireless Telecommunication Services—0.2%
SBA Communications Corp., Class A	*	4,400	505,868
Sprint Corp.	*	108,175	493,278
Telephone & Data Systems, Inc.		17,600	517,440
T-Mobile US, Inc.	*	13,500	523,395
United States Cellular Corp.	*	13,300	501,011
Vodafone Group plc (United Kingdom)		428,608	1,563,517

			4,104,509

TOTAL COMMON STOCKS
(Cost $1,882,519,631)			2,195,931,815

		Shares	Value
MONEY MARKET FUNDS—9.9%
Institutional Money Market Funds—9.9%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	16,468,000	$16,468,000
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class, 0.14%		¥124,836,736	124,836,736
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class, 0.14%	††¥	19,498,843	19,498,843
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class, 0.11%	††¥	15,975,000	15,975,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	16,468,000	16,468,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	16,468,000	16,468,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	16,468,000	16,468,000

TOTAL MONEY MARKET FUNDS
(Cost $226,182,579)			226,182,579

TOTAL INVESTMENTS—105.7%
(Cost $2,108,702,210)			2,422,114,394
Other assets less liabilities—(5.7%)			(131,529,157)

NET ASSETS—100.0%			$2,290,585,237

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2015.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—96.8%
Aerospace & Defense—3.7%
Boeing Co. (The)		46,300	$6,422,736
Honeywell International, Inc.		261,075	26,621,818
Precision Castparts Corp.		12,600	2,518,362
Spirit AeroSystems Holdings, Inc., Class A	*	143,670	7,917,654
Textron, Inc.		23,300	1,039,879
Triumph Group, Inc.		127,000	8,380,730
United Technologies Corp.		100,410	11,138,481

			64,039,660

Air Freight & Logistics—1.2%
Expeditors International of Washington, Inc.		360,550	16,623,158
FedEx Corp.		20,200	3,442,080

			20,065,238

Airlines—0.4%
American Airlines Group, Inc.		105,400	4,209,149
Delta Air Lines, Inc.		600	24,648
United Continental Holdings, Inc.	*	66,600	3,530,466

			7,764,263

Auto Components—0.0%
BorgWarner, Inc.		4,700	267,148
Delphi Automotive plc (United Kingdom)		4,700	399,923

			667,071

Automobiles—0.2%
Tesla Motors, Inc.	*†	10,000	2,682,600

Banks—6.8%
Citigroup, Inc.		444,550	24,556,942
Comerica, Inc.		412,100	21,148,972
JPMorgan Chase & Co.		403,318	27,328,828
M&T Bank Corp.		85,300	10,656,529
PNC Financial Services Group, Inc. (The)		163,100	15,600,515
Wells Fargo & Co.		330,830	18,605,879

			117,897,665

Beverages—1.9%
Anheuser-Busch InBev NV ADR (Belgium)		82,390	9,942,001
Coca-Cola Co. (The)		319,000	12,514,370
Constellation Brands, Inc., Class A		7,800	904,956
Diageo plc ADR (United Kingdom)		80,460	9,336,579
Monster Beverage Corp.	*	1,200	160,824

			32,858,730

Biotechnology—4.1%
Alexion Pharmaceuticals, Inc.	*	54,400	9,833,888
Amgen, Inc.		53,830	8,263,982
Biogen, Inc.	*	27,900	11,269,926
Celgene Corp.	*	75,000	8,680,125
Gilead Sciences, Inc.		170,900	20,008,972
Regeneron Pharmaceuticals, Inc.	*	7,300	3,723,949

		Shares	Value
Vertex Pharmaceuticals, Inc.	*	74,190	$9,160,981

			70,941,823

Building Products—0.6%
Fortune Brands Home & Security, Inc.		220,440	10,100,561

Capital Markets—4.5%
Ameriprise Financial, Inc.		22,300	2,785,939
Bank of New York Mellon Corp. (The)		715,450	30,027,436
BlackRock, Inc.		30,020	10,386,320
Goldman Sachs Group, Inc. (The)		43,600	9,103,244
Invesco Ltd.		339,900	12,742,851
Morgan Stanley		140,600	5,453,874
Northern Trust Corp.		7,300	558,158
State Street Corp.		36,700	2,825,900
TD Ameritrade Holding Corp.		109,000	4,013,380

			77,897,102

Chemicals—2.9%
Ashland, Inc.		9,400	1,145,860
Dow Chemical Co. (The)		145,900	7,465,703
Ecolab, Inc.		35,600	4,025,292
Potash Corp. of Saskatchewan, Inc. (Canada)		932,400	28,876,428
PPG Industries, Inc.		8,000	917,760
Sherwin-Williams Co. (The)		27,800	7,645,556

			50,076,599

Communications Equipment—1.3%
Cisco Systems, Inc.		809,150	22,219,259

Consumer Finance—1.0%
American Express Co.		234,175	18,200,081

Diversified Financial Services—2.2%
Berkshire Hathaway, Inc., Class B	*	199,050	27,092,695
Intercontinental Exchange, Inc.		49,380	11,041,862

			38,134,557

Diversified Telecommunication Services—0.4%
Verizon Communications, Inc.		142,600	6,646,586

Electric Utilities—0.9%
Edison International		142,350	7,911,813
Xcel Energy, Inc.		221,200	7,118,216

			15,030,029

Electrical Equipment—0.7%
Eaton Corp. plc		189,380	12,781,256

Electronic Equipment, Instruments & Components—1.2%
TE Connectivity Ltd. (Switzerland)		319,475	20,542,242

Energy Equipment & Services—1.7%
Halliburton Co.		206,410	8,890,079
Schlumberger Ltd.		236,950	20,422,720

			29,312,799

Food & Staples Retailing—0.5%
Costco Wholesale Corp.		5,400	729,324
CVS Health Corp.		46,200	4,845,456
Walgreens Boots Alliance, Inc.		37,300	3,149,612

			8,724,392

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Food Products—3.2%
Danone SA ADR (France)		1,642,800	$21,274,260
Ingredion, Inc.		111,500	8,898,815
Keurig Green Mountain, Inc.		700	53,641
Kraft Foods Group, Inc.		97,180	8,273,905
Nestle SA ADR (Switzerland)		246,375	17,778,420

			56,279,041

Health Care Equipment & Supplies—1.4%
Baxter International, Inc.		100,890	7,055,238
Becton Dickinson and Co.		19,900	2,818,835
Cooper Cos., Inc. (The)		1,100	195,767
Intuitive Surgical, Inc.	*	5,900	2,858,550
Medtronic plc (Ireland)		143,495	10,632,979
Stryker Corp.		15,700	1,500,449

			25,061,818

Health Care Providers & Services—3.8%
Aetna, Inc.		3,300	420,618
AmerisourceBergen Corp.		122,100	12,984,114
Anthem, Inc.		19,400	3,184,316
Cardinal Health, Inc.		31,700	2,651,705
Cigna Corp.		3,800	615,600
Humana, Inc.		4,500	860,760
McKesson Corp.		56,100	12,611,841
UnitedHealth Group, Inc.		260,050	31,726,100

			65,055,054

Hotels, Restaurants & Leisure—2.2%
Carnival Corp.		4,400	217,316
Chipotle Mexican Grill, Inc.	*	2,500	1,512,475
Hilton Worldwide Holdings, Inc.	*	425,681	11,727,511
Las Vegas Sands Corp.		7,700	404,789
Marriott International, Inc., Class A		7,971	592,963
MGM Resorts International	*	64,500	1,177,125
Norwegian Cruise Line Holdings Ltd.	*	246,000	13,785,840
Royal Caribbean Cruises Ltd.		3,100	243,939
Starbucks Corp.		136,800	7,334,532
Starwood Hotels & Resorts Worldwide, Inc.		1,000	81,090
Wynn Resorts Ltd.		5,800	572,286

			37,649,866

Household Durables—0.6%
PulteGroup, Inc.		533,170	10,743,376

Industrial Conglomerates—2.7%
3M Co.		74,150	11,441,345
Danaher Corp.		136,500	11,683,035
General Electric Co.		428,400	11,382,588
Koninklijke Philips NV NYRS (Netherlands)		343,379	8,742,429
Roper Technologies, Inc.		18,200	3,138,772

			46,388,169

Insurance—3.3%
ACE Ltd. (Switzerland)		62,960	6,401,773
Aon plc (United Kingdom)		1,900	189,392
Marsh & McLennan Cos., Inc.		148,690	8,430,723
Principal Financial Group, Inc.		205,400	10,534,966

		Shares	Value
Progressive Corp. (The)		764,900	$21,287,167
XL Group plc (Ireland)		269,900	10,040,280

			56,884,301

Internet & Catalog Retail—2.5%
Amazon.com, Inc.	*	49,400	21,444,046
Ctrip.com International Ltd. ADR (China)	*	9,300	675,366
Expedia, Inc.		400	43,740
Netflix, Inc.	*	10,300	6,766,482
Priceline Group, Inc. (The)	*	10,700	12,319,659
Vipshop Holdings Ltd. ADR (China)	*†	117,000	2,603,250

			43,852,543

Internet Software & Services—4.0%
Akamai Technologies, Inc.	*	10,600	740,092
Alibaba Group Holding Ltd. ADR (China)	*	59,738	4,914,645
Baidu, Inc. ADR (China)	*	41,900	8,341,452
eBay, Inc.	*	275,225	16,579,554
Facebook, Inc., Class A	*	142,700	12,238,665
Google, Inc., Class A	*	15,700	8,478,628
Google, Inc., Class C	*	20,054	10,438,308
LinkedIn Corp., Class A	*	9,800	2,024,974
Tencent Holdings Ltd. (China)		273,800	5,475,051

			69,231,369

IT Services—3.2%
Accenture plc, Class A (Ireland)		297,600	28,801,728
Cognizant Technology Solutions Corp., Class A	*	15,700	959,113
Fiserv, Inc.	*	40,400	3,346,332
MasterCard, Inc., Class A		118,400	11,068,032
Visa, Inc., Class A		167,200	11,227,480

			55,402,685

Leisure Products—0.0%
Polaris Industries, Inc.		400	59,244

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.		43,800	5,683,488

Machinery—2.3%
Flowserve Corp.		5,500	289,630
Ingersoll-Rand plc		6,600	444,972
PACCAR, Inc.		332,850	21,239,159
Stanley Black & Decker, Inc.		147,600	15,533,424
Wabtec Corp.		28,400	2,676,416

			40,183,601

Media—4.0%
CBS Corp. (Non-Voting Shares), Class B		183,660	10,193,130
Comcast Corp., Class A		443,425	26,667,579
Omnicom Group, Inc.		299,275	20,796,620
Thomson Reuters Corp.		178,010	6,776,841
Time Warner, Inc.		5,600	489,496
Walt Disney Co. (The)		32,400	3,698,136

			68,621,802

Metals & Mining—0.7%
Barrick Gold Corp. (Canada)		194,500	2,073,370
Steel Dynamics, Inc.		485,720	10,061,690

			12,135,060

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Multiline Retail—2.0%
Dollar General Corp.		340,975	$26,507,396
Nordstrom, Inc.		112,040	8,346,980

			34,854,376

Multi-Utilities—0.4%
National Grid plc ADR (United Kingdom)	†	113,940	7,357,106

Oil, Gas & Consumable Fuels—5.5%
BG Group plc (United Kingdom)		532,646	8,871,119
Chevron Corp.		216,740	20,908,908
Cimarex Energy Co.		6,000	661,860
Concho Resources, Inc.	*	6,200	705,932
Continental Resources, Inc.	*	700	29,673
Devon Energy Corp.		346,400	20,607,336
EOG Resources, Inc.		146,790	12,851,464
EQT Corp.		34,600	2,814,364
Marathon Oil Corp.		351,770	9,335,976
Pioneer Natural Resources Co.		62,700	8,695,863
Range Resources Corp.		23,435	1,157,220
Southwestern Energy Co.	*	361,970	8,227,578

			94,867,293

Paper & Forest Products—0.6%
International Paper Co.		206,420	9,823,528

Personal Products—0.9%
Estee Lauder Cos., Inc. (The), Class A		20,500	1,776,530
Unilever plc ADR (United Kingdom)		319,100	13,708,536

			15,485,066

Pharmaceuticals—4.1%
AbbVie, Inc.		2,600	174,694
Allergan plc	*	34,853	10,576,491
AstraZeneca plc ADR (United Kingdom)		121,800	7,759,878
Bristol-Myers Squibb Co.		202,500	13,474,350
Eli Lilly & Co.		24,000	2,003,760
Merck & Co., Inc.		289,930	16,505,715
Perrigo Co. plc (Ireland)		300	55,449
Roche Holding AG ADR (Switzerland)		290,550	10,189,589
Shire plc ADR (Ireland)		8,400	2,028,516
Valeant Pharmaceuticals International, Inc.	*	36,700	8,152,905

			70,921,347

Professional Services—0.5%
IHS, Inc., Class A	*	7,100	913,273
Nielsen NV		164,000	7,342,280
Verisk Analytics, Inc.	*	3,500	254,660

			8,510,213

Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp. REIT		74,100	6,912,789

Road & Rail—0.7%
Canadian Pacific Railway Ltd. (Canada)		6,200	993,426
J.B. Hunt Transport Services, Inc.		12,600	1,034,334
Kansas City Southern		500	45,600

		Shares	Value
Union Pacific Corp.		104,700	$9,985,239

			12,058,599

Semiconductors & Semiconductor Equipment—2.4%
Intel Corp.		539,910	16,421,362
Marvell Technology Group Ltd. (Bermuda)		713,000	9,400,905
Maxim Integrated Products, Inc.		451,970	15,626,863

			41,449,130

Software—3.5%
Electronic Arts, Inc.	*	26,100	1,735,650
Intuit, Inc.		1,600	161,232
Microsoft Corp.		870,200	38,419,330
Red Hat, Inc.	*	36,881	2,800,374
salesforce.com, Inc.	*	91,300	6,357,219
ServiceNow, Inc.	*	14,100	1,047,771
Symantec Corp.		433,140	10,070,505

			60,592,081

Specialty Retail—3.3%
AutoZone, Inc.	*	2,600	1,733,940
CarMax, Inc.	*	19,500	1,291,095
Home Depot, Inc. (The)		142,320	15,816,022
L Brands, Inc.		18,600	1,594,578
Lowe’s Cos., Inc.		85,000	5,692,450
O’Reilly Automotive, Inc.	*	22,300	5,039,354
Ross Stores, Inc.		466,700	22,686,287
Tractor Supply Co.		31,800	2,860,092

			56,713,818

Technology Hardware, Storage & Peripherals—0.6%
Apple, Inc.		77,100	9,670,268

Textiles, Apparel & Luxury Goods—0.9%
Hanesbrands, Inc.		93,700	3,122,084
NIKE, Inc., Class B		22,100	2,387,242
PVH Corp.		86,950	10,016,640
V.F. Corp.		1,000	69,740

			15,595,706

Tobacco—0.6%
British American Tobacco plc ADR (United Kingdom)		101,400	10,976,550

TOTAL COMMON STOCKS
(Cost $1,268,485,270)			1,675,601,800

MONEY MARKET FUNDS—3.6%
Institutional Money Market Funds—3.6%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	1,500,000	1,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		¥53,347,860	53,347,860

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%	††¥	1,572,975	$1,572,975
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%	††¥	1,857,000	1,857,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	1,500,000	1,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	1,500,000	1,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	1,500,000	1,500,000

TOTAL MONEY MARKET FUNDS
(Cost $62,777,835)			62,777,835

TOTAL INVESTMENTS—100.4%
(Cost $1,331,263,105)			1,738,379,635
Other assets less liabilities—(0.4%)			(6,102,557)

NET ASSETS—100.0%			$1,732,277,078

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—97.2%
Aerospace & Defense—1.4%
Honeywell International, Inc.		93,736	$9,558,260
Precision Castparts Corp.		56,205	11,233,693
Textron, Inc.		236,830	10,569,723

			31,361,676

Airlines—1.5%
Delta Air Lines, Inc.		277,842	11,413,750
United Continental Holdings, Inc.	*	435,326	23,076,631

			34,490,381

Auto Components—1.3%
Delphi Automotive plc (United Kingdom)		367,950	31,308,866

Banks—1.3%
Citigroup, Inc.		345,860	19,105,306
Wells Fargo & Co.		202,342	11,379,714

			30,485,020

Beverages—2.9%
Coca-Cola Co. (The)		263,295	10,329,063
Coca-Cola Enterprises, Inc.		236,260	10,263,135
Constellation Brands, Inc., Class A		198,862	23,071,969
Monster Beverage Corp.	*	140,300	18,803,006
PepsiCo, Inc.		55,427	5,173,556

			67,640,729

Biotechnology—7.1%
Alexion Pharmaceuticals, Inc.	*	122,227	22,094,975
Biogen, Inc.	*	48,883	19,745,799
Celgene Corp.	*	495,234	57,315,907
Gilead Sciences, Inc.		553,481	64,801,555

			163,958,236

Capital Markets—2.8%
Affiliated Managers Group, Inc.	*	67,000	14,646,200
Charles Schwab Corp. (The)		471,200	15,384,680
Morgan Stanley		394,800	15,314,292
Raymond James Financial, Inc.		122,805	7,316,722
State Street Corp.		150,500	11,588,500

			64,250,394

Chemicals—4.2%
Celanese Corp., Series A		150,936	10,849,280
Dow Chemical Co. (The)		278,260	14,238,564
Ecolab, Inc.		65,738	7,432,995
Monsanto Co.		139,313	14,849,373
PPG Industries, Inc.		192,632	22,098,743
Praxair, Inc.		31,662	3,785,192
Sherwin-Williams Co. (The)		86,200	23,706,724

			96,960,871

Communications Equipment—0.7%
Juniper Networks, Inc.		125,680	3,263,910
Palo Alto Networks, Inc.	*	42,589	7,440,298
QUALCOMM, Inc.		72,270	4,526,270

			15,230,478

Consumer Finance—1.6%
American Express Co.		142,792	11,097,794
Capital One Financial Corp.		193,400	17,013,398

		Shares	Value
Discover Financial Services		173,180	$9,978,632

			38,089,824

Containers & Packaging—0.1%
Rock-Tenn Co., Class A		43,700	2,630,740

Diversified Financial Services—1.5%
Intercontinental Exchange, Inc.		56,778	12,696,129
McGraw Hill Financial, Inc.		224,365	22,537,464

			35,233,593

Electrical Equipment—0.5%
AMETEK, Inc.		133,950	7,337,781
Eaton Corp. plc		54,941	3,707,968

			11,045,749

Energy Equipment & Services—0.9%
Cameron International Corp.	*	108,051	5,658,631
Core Laboratories NV (Netherlands)		38,406	4,379,820
Schlumberger Ltd.		123,512	10,645,499

			20,683,950

Food & Staples Retailing—2.3%
Costco Wholesale Corp.		236,690	31,967,351
CVS Health Corp.		155,353	16,293,423
Whole Foods Market, Inc.		121,071	4,775,040

			53,035,814

Food Products—0.2%
Hershey Co. (The)		56,359	5,006,370

Health Care Equipment & Supplies—1.6%
Cooper Cos., Inc. (The)		74,918	13,333,156
Edwards Lifesciences Corp.	*	61,039	8,693,785
IDEXX Laboratories, Inc.	*	172,700	11,076,978
Intuitive Surgical, Inc.	*	10,749	5,207,891

			38,311,810

Health Care Providers & Services—2.7%
AmerisourceBergen Corp.		61,744	6,565,857
Cardinal Health, Inc.		113,990	9,535,264
Centene Corp.	*	166,100	13,354,440
Cigna Corp.		33,284	5,392,008
Express Scripts Holding Co.	*	113,033	10,053,155
McKesson Corp.		80,145	18,017,397

			62,918,121

Health Care Technology—0.7%
Cerner Corp.	*	243,600	16,823,016

Hotels, Restaurants & Leisure—3.5%
Hilton Worldwide Holdings, Inc.	*	298,675	8,228,496
Panera Bread Co., Class A	*	24,790	4,332,548
Royal Caribbean Cruises Ltd.		137,195	10,795,875
Starbucks Corp.		942,032	50,507,046
Yum! Brands, Inc.		79,200	7,134,336

			80,998,301

Household Durables—0.4%
Whirlpool Corp.		48,990	8,477,720

Industrial Conglomerates—0.3%
Danaher Corp.		68,387	5,853,243

Insurance—0.3%
Marsh & McLennan Cos., Inc.		114,529	6,493,794

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
Internet & Catalog Retail—3.6%
Amazon.com, Inc.	*	77,332	$33,569,048
Netflix, Inc.	*	9,450	6,208,083
Priceline Group, Inc. (The)	*	37,598	43,289,209

			83,066,340

Internet Software & Services—6.0%
Alibaba Group Holding Ltd. ADR (China)	*	122,500	10,078,075
Facebook, Inc., Class A	*	763,412	65,474,030
Google, Inc., Class A	*	38,171	20,613,867
Google, Inc., Class C	*	84,829	44,154,343

			140,320,315

IT Services—6.3%
Alliance Data Systems Corp.	*	50,000	14,597,000
Cognizant Technology Solutions Corp., Class A	*	119,870	7,322,858
FleetCor Technologies, Inc.	*	60,490	9,440,070
International Business Machines Corp.		61,770	10,047,508
MasterCard, Inc., Class A		324,283	30,313,975
Visa, Inc., Class A		1,106,195	74,280,994

			146,002,405

Life Sciences Tools & Services—0.8%
Illumina, Inc.	*	38,715	8,453,807
Thermo Fisher Scientific, Inc.		70,050	9,089,688

			17,543,495

Machinery—0.9%
Caterpillar, Inc.		166,975	14,162,819
PACCAR, Inc.		121,650	7,762,487

			21,925,306

Media—3.5%
Comcast Corp., Class A		429,319	25,819,244
Twenty-First Century Fox, Inc., Class A		582,948	18,972,043
Walt Disney Co. (The)		325,743	37,180,306

			81,971,593

Multiline Retail—1.9%
Dollar Tree, Inc.	*	166,030	13,114,710
Kohl’s Corp.		176,800	11,069,448
Nordstrom, Inc.		64,514	4,806,293
Target Corp.		184,600	15,068,898

			44,059,349

Oil, Gas & Consumable Fuels—1.7%
Cabot Oil & Gas Corp.		129,000	4,068,660
EOG Resources, Inc.		179,520	15,716,976
Suncor Energy, Inc. (Canada)		342,600	9,428,352
Valero Energy Corp.		165,020	10,330,252

			39,544,240

Personal Products—1.1%
Estee Lauder Cos., Inc. (The), Class A		298,192	25,841,319

Pharmaceuticals—7.4%
AbbVie, Inc.		379,880	25,524,137
Allergan plc	*	126,775	38,471,142

		Shares	Value
Bristol-Myers Squibb Co.		430,138	$28,621,383
Jazz Pharmaceuticals plc (Ireland)	*	119,202	20,987,896
Mylan NV	*	285,748	19,390,859
Novartis AG ADR (Switzerland)		65,045	6,396,525
Perrigo Co. plc (Ireland)		32,464	6,000,321
Teva Pharmaceutical Industries Ltd. ADR (Israel)		436,778	25,813,580

			171,205,843

Professional Services—0.6%
Nielsen NV		179,960	8,056,809
Towers Watson & Co., Class A		44,841	5,640,998

			13,697,807

Road & Rail—1.4%
Canadian Pacific Railway Ltd. (Canada)		105,700	16,936,311
Genesee & Wyoming, Inc., Class A	*	19,791	1,507,678
Kansas City Southern		22,484	2,050,541
Union Pacific Corp.		128,675	12,271,735

			32,766,265

Semiconductors & Semiconductor Equipment—4.5%
Analog Devices, Inc.		134,649	8,642,446
ARM Holdings plc ADR (United Kingdom)		167,330	8,244,349
Avago Technologies Ltd. (Singapore)		31,699	4,213,748
Lam Research Corp.		252,964	20,578,621
Linear Technology Corp.		163,971	7,252,437
NXP Semiconductors NV (Netherlands)	*	316,378	31,068,320
Skyworks Solutions, Inc.		167,600	17,447,160
Texas Instruments, Inc.		149,392	7,695,182

			105,142,263

Software—4.4%
Adobe Systems, Inc.	*	396,780	32,143,148
Oracle Corp.		108,884	4,388,025
salesforce.com, Inc.	*	219,005	15,249,318
ServiceNow, Inc.	*	205,513	15,271,671
Splunk, Inc.	*	99,438	6,922,874
Tableau Software, Inc., Class A	*	69,846	8,053,244
VMware, Inc., Class A	*	224,179	19,221,107

			101,249,387

Specialty Retail—4.3%
Advance Auto Parts, Inc.		76,500	12,185,685
Home Depot, Inc. (The)		104,260	11,586,414
L Brands, Inc.		117,674	10,088,192
Lowe’s Cos., Inc.		194,674	13,037,318
Ross Stores, Inc.		83,075	4,038,276
Tractor Supply Co.		193,300	17,385,402
Ulta Salon Cosmetics & Fragrance, Inc.	*	193,465	29,880,669
Urban Outfitters, Inc.	*	67,000	2,345,000

			100,546,956

Technology Hardware, Storage & Peripherals—6.7%
Apple, Inc.		1,084,455	136,017,769
EMC Corp.		742,698	19,599,800

			155,617,569

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
Textiles, Apparel & Luxury Goods—1.8%
NIKE, Inc., Class B		227,110	$24,532,422
Under Armour, Inc., Class A	*	99,970	8,341,497
V.F. Corp.		140,732	9,814,650

			42,688,569

Trading Companies & Distributors—0.5%
United Rentals, Inc.	*	125,800	11,022,596

TOTAL COMMON STOCKS
(Cost $1,693,236,315)			2,255,500,313

MONEY MARKET FUNDS—2.2%
Institutional Money Market Fund—2.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%	¥
(Cost $51,308,487)		51,308,487	51,308,487

TOTAL INVESTMENTS—99.4%
(Cost $1,744,544,802)			2,306,808,800
Other assets less liabilities—0.6%			14,205,577

NET ASSETS—100.0%			$2,321,014,377

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
*	Non-income producing.
¥	The rate quoted is the annualized seven-day yield of the
fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—94.6%
Aerospace & Defense—2.1%
L-3 Communications Holdings, Inc.		8,910	$1,010,216
Rockwell Collins, Inc.		29,321	2,707,794
Spirit AeroSystems Holdings, Inc., Class A	*	24,015	1,323,466
TransDigm Group, Inc.	*	20,219	4,542,603

			9,584,079

Airlines—0.2%
American Airlines Group, Inc.		17,920	715,635

Auto Components—1.9%
Dana Holding Corp.		214,300	4,410,294
Delphi Automotive plc (United Kingdom)		34,500	2,935,605
Magna International, Inc. (Canada)		20,605	1,155,734

			8,501,633

Automobiles—0.5%
Harley-Davidson, Inc.		43,525	2,452,634

Banks—5.0%
CIT Group, Inc.		94,900	4,411,901
Fifth Third Bancorp		161,400	3,360,348
M&T Bank Corp.		53,170	6,642,528
SunTrust Banks, Inc.		75,230	3,236,395
TCF Financial Corp.		95,502	1,586,288
Webster Financial Corp.		87,360	3,455,088

			22,692,548

Capital Markets—2.4%
E*TRADE Financial Corp.	*	122,185	3,659,441
Invesco Ltd.		66,725	2,501,520
Lazard Ltd., Class A (Bermuda)		23,805	1,338,793
Northern Trust Corp.		24,505	1,873,653
Raymond James Financial, Inc.		25,035	1,491,585

			10,864,992

Chemicals—3.4%
Albemarle Corp.		16,070	888,189
Ashland, Inc.		36,100	4,400,590
Celanese Corp., Series A		60,159	4,324,229
Eastman Chemical Co.		33,951	2,777,871
Mosaic Co. (The)		48,440	2,269,414
Olin Corp.		29,700	800,415

			15,460,708

Commercial Services & Supplies—1.6%
KAR Auction Services, Inc.		40,965	1,532,091
Republic Services, Inc.		88,249	3,456,713
Steelcase, Inc., Class A		127,100	2,403,461

			7,392,265

Communications Equipment—0.7%
Ciena Corp.	*	82,335	1,949,693
Harris Corp.		17,605	1,354,000

			3,303,693

Construction & Engineering—1.9%
Fluor Corp.		42,210	2,237,552
Jacobs Engineering Group, Inc.	*	70,041	2,845,066

		Shares	Value
KBR, Inc.		110,505	$2,152,637
Quanta Services, Inc.	*	42,350	1,220,527

			8,455,782

Consumer Finance—0.4%
Discover Financial Services		24,890	1,434,162
Synchrony Financial	*	15,875	522,764

			1,956,926

Containers & Packaging—2.1%
Berry Plastics Group, Inc.	*	31,110	1,007,964
Crown Holdings, Inc.	*	16,460	870,898
Owens-Illinois, Inc.	*	154,900	3,553,406
Packaging Corp. of America		45,000	2,812,050
Sonoco Products Co.		29,730	1,274,228

			9,518,546

Diversified Consumer Services—1.1%
H&R Block, Inc.		90,994	2,697,972
ServiceMaster Global Holdings, Inc.	*	58,290	2,108,349

			4,806,321

Diversified Financial Services—1.2%
Intercontinental Exchange, Inc.		9,577	2,141,513
Voya Financial, Inc.		65,225	3,031,006

			5,172,519

Diversified Telecommunication Services—0.8%
Level 3 Communications, Inc.	*	67,405	3,550,221

Electric Utilities—3.1%
Edison International		35,400	1,967,532
Exelon Corp.		67,690	2,126,820
Great Plains Energy, Inc.		126,200	3,048,992
Pinnacle West Capital Corp.		81,600	4,642,224
Xcel Energy, Inc.		71,497	2,300,773

			14,086,341

Electrical Equipment—0.4%
Hubbell, Inc., Class B		15,762	1,706,709

Electronic Equipment, Instruments & Components—3.5%
Arrow Electronics, Inc.	*	68,109	3,800,482
Avnet, Inc.		97,896	4,024,505
FLIR Systems, Inc.		102,164	3,148,694
Keysight Technologies, Inc.	*	149,524	4,663,654

			15,637,335

Energy Equipment & Services—1.8%
Ensco plc, Class A (United Kingdom)		35,167	783,169
Helmerich & Payne, Inc.		15,770	1,110,524
McDermott International, Inc.	*†	171,801	917,417
Precision Drilling Corp. (Canada)	†	342,815	2,303,717
SEACOR Holdings, Inc.	*	39,700	2,816,318

			7,931,145

Food & Staples Retailing—0.8%
Kroger Co. (The)		48,067	3,485,338

Food Products—0.9%
Pinnacle Foods, Inc.		24,270	1,105,256

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
Tyson Foods, Inc., Class A		70,165	$2,991,134

			4,096,390

Gas Utilities—0.7%
Atmos Energy Corp.		35,175	1,803,774
UGI Corp.		41,050	1,414,172

			3,217,946

Health Care Equipment & Supplies—1.1%
Boston Scientific Corp.	*	93,750	1,659,375
Globus Medical, Inc., Class A	*	60,340	1,548,928
Hologic, Inc.	*	44,875	1,707,942

			4,916,245

Health Care Providers & Services—3.2%
Cigna Corp.		17,479	2,831,598
HCA Holdings, Inc.	*	25,955	2,354,638
Laboratory Corp. of America Holdings	*	14,220	1,723,748
MEDNAX, Inc.	*	10,705	793,348
Universal Health Services, Inc., Class B		32,800	4,660,880
VCA, Inc.	*	38,105	2,073,102

			14,437,314

Hotels, Restaurants & Leisure—2.2%
Bloomin’ Brands, Inc.		41,085	877,165
Darden Restaurants, Inc.		44,600	3,170,168
Royal Caribbean Cruises Ltd.		19,200	1,510,848
Wyndham Worldwide Corp.		51,600	4,226,556

			9,784,737

Household Durables—0.7%
D.R. Horton, Inc.		113,500	3,105,360

Independent Power and Renewable Electricity Producers—0.6%
Dynegy, Inc.	*	38,195	1,117,204
NRG Energy, Inc.		61,150	1,399,112

			2,516,316

Insurance—10.3%
Alleghany Corp.	*	8,616	4,038,836
Allied World Assurance Co. Holdings AG (Switzerland)		56,269	2,431,946
Allstate Corp. (The)		118,877	7,711,551
Aon plc (United Kingdom)		31,629	3,152,779
Arch Capital Group Ltd. (Bermuda)	*	49,235	3,296,776
Endurance Specialty Holdings Ltd. (Bermuda)		49,700	3,265,290
FNF Group		83,300	3,081,267
Hartford Financial Services Group, Inc. (The)		49,330	2,050,648
HCC Insurance Holdings, Inc.		29,400	2,259,096
Lincoln National Corp.		105,187	6,229,174
Loews Corp.		50,751	1,954,421
Progressive Corp. (The)		96,056	2,673,238
Torchmark Corp.		52,125	3,034,718
XL Group plc (Ireland)		36,320	1,351,104

			46,530,844

		Shares	Value
Internet & Catalog Retail—1.1%
Expedia, Inc.		6,105	$667,582
Liberty Interactive Corp. QVC Group, Series A	*	84,398	2,342,045
Liberty Ventures, Series A	*	51,424	2,019,420

			5,029,047

Internet Software & Services—0.6%
IAC/InterActiveCorp		33,751	2,688,605

IT Services—2.4%
Computer Sciences Corp.		87,767	5,761,026
Convergys Corp.		69,155	1,762,761
CoreLogic, Inc.	*	20,645	819,400
Teradata Corp.	*	63,723	2,357,751

			10,700,938

Leisure Products—1.6%
Brunswick Corp.		111,019	5,646,426
Mattel, Inc.		53,110	1,364,396

			7,010,822

Machinery—3.8%
Allison Transmission Holdings, Inc.		128,665	3,764,738
Dover Corp.		43,800	3,073,884
ITT Corp.		62,015	2,594,708
Joy Global, Inc.		65,926	2,386,521
Kennametal, Inc.		72,345	2,468,411
Stanley Black & Decker, Inc.		10,270	1,080,815
Trinity Industries, Inc.		64,965	1,717,025

			17,086,102

Media—1.8%
Gannett Co., Inc.	*	38,965	545,120
Omnicom Group, Inc.		36,193	2,515,052
Starz, Class A	*	23,780	1,063,442
TEGNA, Inc.		117,790	3,777,525

			7,901,139

Metals & Mining—1.9%
Alcoa, Inc.		60,575	675,411
Goldcorp, Inc. (Canada)	†	161,619	2,618,228
Kinross Gold Corp. (Canada)	*	436,085	1,011,717
Nucor Corp.		75,502	3,327,373
United States Steel Corp.	†	55,325	1,140,802

			8,773,531

Multiline Retail—1.6%
Kohl’s Corp.		12,975	812,365
Nordstrom, Inc.		85,147	6,343,451

			7,155,816

Multi-Utilities—2.7%
Ameren Corp.		37,370	1,408,102
DTE Energy Co.		31,015	2,314,960
PG&E Corp.		121,335	5,957,548
SCANA Corp.		51,373	2,602,042

			12,282,652

Oil, Gas & Consumable Fuels—5.2%
Denbury Resources, Inc.	†	250,394	1,592,506
EnCana Corp. (Canada)	†	131,470	1,448,800
Energen Corp.		53,710	3,668,393

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
Hess Corp.		67,347	$4,504,167
Murphy Oil Corp.		61,800	2,569,026
Newfield Exploration Co.	*	70,790	2,556,935
QEP Resources, Inc.		91,200	1,688,112
SM Energy Co.		44,461	2,050,541
Southwestern Energy Co.	*	82,233	1,869,156
Valero Energy Corp.		25,925	1,622,905

			23,570,541

Paper & Forest Products—0.3%
International Paper Co.		29,050	1,382,489

Pharmaceuticals—0.2%
Lannett Co., Inc.	*†	13,140	781,042

Professional Services—0.3%
ManpowerGroup, Inc.		17,229	1,539,928

Real Estate Investment Trusts (REITs)—6.0%
American Capital Agency Corp. REIT		60,148	1,104,919
AvalonBay Communities, Inc. REIT		18,800	3,005,556
BioMed Realty Trust, Inc. REIT		130,248	2,518,996
CBL & Associates Properties, Inc. REIT		240,925	3,902,985
Duke Realty Corp. REIT		163,754	3,040,912
DuPont Fabros Technology, Inc. REIT		63,175	1,860,504
EPR Properties REIT		27,900	1,528,362
Hatteras Financial Corp. REIT		75,183	1,225,483
Liberty Property Trust REIT		81,985	2,641,557
MFA Financial, Inc. REIT		302,100	2,232,519
SL Green Realty Corp. REIT		21,485	2,360,986
Sunstone Hotel Investors, Inc. REIT		125,053	1,877,045

			27,299,824

Real Estate Management & Development—0.8%
CBRE Group, Inc., Class A	*	98,360	3,639,320

Road & Rail—1.5%
Con-way, Inc.		27,145	1,041,554
Ryder System, Inc.		22,754	1,988,017
Werner Enterprises, Inc.		146,200	3,837,750

			6,867,321

Semiconductors & Semiconductor Equipment—3.3%
Analog Devices, Inc.		43,842	2,813,999
Applied Materials, Inc.		68,900	1,324,258
Broadcom Corp., Class A		57,790	2,975,607
Integrated Device Technology, Inc.	*	48,855	1,060,153
KLA-Tencor Corp.		12,540	704,873
Marvell Technology Group Ltd. (Bermuda)		212,100	2,796,539
Micron Technology, Inc.	*	52,125	982,035
NXP Semiconductors NV (Netherlands)	*	8,515	836,173
Skyworks Solutions, Inc.		11,985	1,247,639

			14,741,276

		Shares	Value
Software—1.1%
Check Point Software Technologies Ltd. (Israel)	*	15,830	$1,259,276
Electronic Arts, Inc.	*	26,355	1,752,608
Synopsys, Inc.	*	40,045	2,028,279

			5,040,163

Specialty Retail—1.6%
American Eagle Outfitters, Inc.	†	178,295	3,070,240
Bed Bath & Beyond, Inc.	*	42,067	2,901,782
Foot Locker, Inc.		19,105	1,280,226

			7,252,248

Technology Hardware, Storage & Peripherals—0.3%
Western Digital Corp.		19,540	1,532,327

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.	†	88,736	3,071,153
PVH Corp.		9,925	1,143,360

			4,214,513

Trading Companies & Distributors—0.7%
AerCap Holdings NV (Netherlands)	*	29,495	1,350,576
GATX Corp.		37,225	1,978,509

			3,329,085

Wireless Telecommunication Services—0.3%
SBA Communications Corp., Class A	*	11,970	1,376,191

TOTAL COMMON STOCKS
(Cost $376,901,131)			427,075,442

MONEY MARKET FUNDS—8.2%
Institutional Money Market Funds—8.2%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	2,100,000	2,100,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		¥26,370,624	26,370,624
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%	††¥	1,289,218	1,289,218
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%	††¥	1,100,000	1,100,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	2,100,000	2,100,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	2,100,000	2,100,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	2,100,000	$2,100,000

TOTAL MONEY MARKET FUNDS
(Cost $37,159,842)			37,159,842

TOTAL INVESTMENTS—102.8%
(Cost $414,060,973)			464,235,284
Other assets less liabilities—(2.8%)			(12,528,486)

NET ASSETS—100.0%			$451,706,798

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—96.8%
Aerospace & Defense—2.4%
B/E Aerospace, Inc.		11,897	$653,145
Hexcel Corp.		97,600	4,854,624
Huntington Ingalls Industries, Inc.		30,800	3,467,772
L-3 Communications Holdings, Inc.		38,300	4,342,454
Rockwell Collins, Inc.		51,846	4,787,978
Spirit AeroSystems Holdings, Inc., Class A	*	11,771	648,700
TASER International, Inc.	*†	115,600	3,850,636
Textron, Inc.		14,600	651,598
TransDigm Group, Inc.	*	14,544	3,267,601

			26,524,508

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		10,722	668,946
Expeditors International of Washington, Inc.		14,269	657,872
FedEx Corp.		35,900	6,117,360

			7,444,178

Airlines—1.1%
Alaska Air Group, Inc.		10,216	658,217
JetBlue Airways Corp.	*	31,600	656,016
Ryanair Holdings plc ADR (Ireland)		77,500	5,529,625
Southwest Airlines Co.		19,358	640,556
Spirit Airlines, Inc.	*	58,205	3,614,531
United Continental Holdings, Inc.	*	12,207	647,093

			11,746,038

Auto Components—1.1%
BorgWarner, Inc.		107,476	6,108,936
Delphi Automotive plc (United Kingdom)		7,500	638,175
Gentex Corp.		39,104	642,088
Gentherm, Inc.	*	58,540	3,214,431
Lear Corp.		5,635	632,585
Visteon Corp.	*	6,300	661,374

			11,897,589

Automobiles—0.1%
Harley-Davidson, Inc.		11,684	658,393
Thor Industries, Inc.		11,518	648,233

			1,306,626

Banks—0.2%
BankUnited, Inc.		24,000	862,320
Signature Bank/New York	*	4,801	702,819
SVB Financial Group	*	4,535	652,949

			2,218,088

Beverages—1.0%
Brown-Forman Corp., Class A		6,200	690,804
Brown-Forman Corp., Class B		46,542	4,662,577
Coca-Cola Enterprises, Inc.		15,006	651,861
Constellation Brands, Inc., Class A		31,737	3,682,127
Dr. Pepper Snapple Group, Inc.		8,976	654,350
Monster Beverage Corp.	*	4,882	654,286

			10,996,005

		Shares	Value
Biotechnology—3.3%
Agios Pharmaceuticals, Inc.	*	6,300	$700,182
Alkermes plc (Ireland)	*	10,215	657,233
Alnylam Pharmaceuticals, Inc.	*	31,284	3,750,013
AMAG Pharmaceuticals, Inc.	*†	55,341	3,821,850
BioMarin Pharmaceutical, Inc.	*	23,433	3,205,166
Bluebird Bio, Inc.	*	15,300	2,576,061
Cepheid, Inc.	*	66,653	4,075,831
Incyte Corp.	*	6,542	681,742
Intercept Pharmaceuticals, Inc.	*†	2,585	623,967
Intrexon Corp.	*	13,600	663,680
Isis Pharmaceuticals, Inc.	*	10,800	621,540
Juno Therapeutics, Inc.	*	13,600	725,288
Medivation, Inc.	*	57,307	6,544,459
Novavax, Inc.	*	243,703	2,714,851
OPKO Health, Inc.	*	43,400	697,872
Puma Biotechnology, Inc.	*†	8,800	1,027,400
Receptos, Inc.	*	3,600	684,180
Seattle Genetics, Inc.	*†	14,000	677,600
Ultragenyx Pharmaceutical, Inc.	*	12,000	1,228,680
United Therapeutics Corp.	*	7,706	1,340,459

			37,018,054

Building Products—0.8%
A.O. Smith Corp.		9,285	668,334
Allegion plc (Ireland)		81,489	4,900,748
Armstrong World Industries, Inc.	*	12,234	651,828
Fortune Brands Home & Security, Inc.		14,507	664,711
Lennox International, Inc.		6,117	658,740
Masco Corp.		24,358	649,628
USG Corp.	*	23,860	663,069

			8,857,058

Capital Markets—3.0%
Affiliated Managers Group, Inc.	*	4,539	992,225
Ameriprise Financial, Inc.		5,240	654,633
Apollo Global Management LLC, Class A		191,800	4,248,370
Artisan Partners Asset Management, Inc., Class A		13,555	629,765
Eaton Vance Corp.		16,510	646,036
Evercore Partners, Inc., Class A		7,950	428,982
Federated Investors, Inc., Class B		19,471	652,084
Franklin Resources, Inc.		87,100	4,270,513
Interactive Brokers Group, Inc., Class A		16,000	664,960
Invesco Ltd.		99,265	3,721,445
Lazard Ltd., Class A (Bermuda)		11,575	650,978
Legg Mason, Inc.		12,890	664,222
LPL Financial Holdings, Inc.	†	14,333	666,341
NorthStar Asset Management Group, Inc.		34,214	632,617
Och-Ziff Capital Management Group LLC, Class A		181,500	2,217,930
Raymond James Financial, Inc.		59,100	3,521,178
SEI Investments Co.		131,011	6,423,469
T. Rowe Price Group, Inc.		8,591	667,779
TD Ameritrade Holding Corp.		17,700	651,714
Waddell & Reed Financial, Inc., Class A		13,748	650,418

			33,655,659

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Chemicals—1.9%
Airgas, Inc.		6,203	$656,153
Ashland, Inc.		5,300	646,070
Axalta Coating Systems Ltd.	*	166,466	5,506,695
Celanese Corp., Series A		9,326	670,353
CF Industries Holdings, Inc.		10,500	674,940
Cytec Industries, Inc.		10,700	647,671
Eastman Chemical Co.		8,014	655,706
Ecolab, Inc.		42,900	4,850,703
FMC Corp.		12,577	660,921
Huntsman Corp.		28,565	630,430
International Flavors & Fragrances, Inc.		5,986	654,210
NewMarket Corp.		1,449	643,197
Platform Specialty Products Corp.	*	24,455	625,559
RPM International, Inc.		12,954	634,357
Scotts Miracle-Gro Co. (The), Class A		11,087	656,461
Sherwin-Williams Co. (The)		2,394	658,398
Sigma-Aldrich Corp.		4,807	669,855
Valspar Corp. (The)		7,941	649,733
W.R. Grace & Co.	*	6,490	650,947

			21,442,359

Commercial Services & Supplies—1.2%
Cintas Corp.		7,802	659,971
Clean Harbors, Inc.	*	12,443	668,687
Copart, Inc.	*	83,909	2,977,091
Covanta Holding Corp.		30,945	655,725
KAR Auction Services, Inc.		17,560	656,744
Pitney Bowes, Inc.		31,165	648,544
R.R. Donnelley & Sons Co.		36,680	639,332
Rollins, Inc.		25,274	721,067
Stericycle, Inc.	*	34,253	4,586,819
Tyco International plc		17,020	654,930

			12,868,910

Communications Equipment—0.5%
Arista Networks, Inc.	*†	7,800	637,572
ARRIS Group, Inc.	*	21,750	665,550
CommScope Holding Co., Inc.	*	21,305	650,016
F5 Networks, Inc.	*	5,290	636,651
Harris Corp.		8,552	657,734
Juniper Networks, Inc.		24,800	644,056
Motorola Solutions, Inc.		11,445	656,256
Palo Alto Networks, Inc.	*	3,778	660,017

			5,207,852

Construction & Engineering—0.1%
AECOM	*	19,500	645,060
Quanta Services, Inc.	*	22,900	659,978

			1,305,038

Construction Materials—0.4%
Eagle Materials, Inc.		8,545	652,240
Martin Marietta Materials, Inc.		4,565	645,993
Vulcan Materials Co.		43,700	3,667,741

			4,965,974

Consumer Finance—0.2%
Ally Financial, Inc.	*	29,750	667,292

		Shares	Value
Credit Acceptance Corp.	*	2,900	$713,922
Santander Consumer USA Holdings, Inc.	*	26,726	683,384
SLM Corp.	*	68,395	675,059

			2,739,657

Containers & Packaging—0.6%
AptarGroup, Inc.		10,357	660,466
Avery Dennison Corp.		11,500	700,810
Ball Corp.		9,234	647,765
Bemis Co., Inc.		14,500	652,645
Crown Holdings, Inc.	*	12,352	653,544
Graphic Packaging Holding Co.		48,200	671,426
Owens-Illinois, Inc.	*	28,173	646,289
Packaging Corp. of America		10,289	642,960
Rock-Tenn Co., Class A		10,800	650,160
Sealed Air Corp.		13,379	687,413
Silgan Holdings, Inc.		12,473	658,075

			7,271,553

Distributors—0.5%
Genuine Parts Co.		7,285	652,226
LKQ Corp.	*	22,054	667,023
Pool Corp.		64,500	4,526,610

			5,845,859

Diversified Consumer Services—2.0%
Bright Horizons Family Solutions, Inc.	*	71,100	4,109,580
Graham Holdings Co., Class B		5,850	6,289,043
H&R Block, Inc.		21,885	648,890
Service Corp. International		22,550	663,646
ServiceMaster Global Holdings, Inc.	*	294,670	10,658,214

			22,369,373

Diversified Financial Services—0.8%
CBOE Holdings, Inc.		11,626	665,240
Intercontinental Exchange, Inc.		2,907	650,034
Leucadia National Corp.		27,513	668,016
McGraw Hill Financial, Inc.		61,282	6,155,777
Moody’s Corp.		6,084	656,829
MSCI, Inc.		10,292	633,472

			9,429,368

Diversified Telecommunication Services—2.1%
Level 3 Communications, Inc.	*	278,954	14,692,507
Vivendi SA ADR (France)		310,800	7,860,132
Zayo Group Holdings, Inc.	*	24,000	617,280

			23,169,919

Electric Utilities—0.1%
ITC Holdings Corp.		20,525	660,495

Electrical Equipment—1.8%
Acuity Brands, Inc.		28,765	5,177,125
AMETEK, Inc.		86,830	4,756,547
Babcock & Wilcox Co. (The)	*	20,100	659,280
Hubbell, Inc., Class B		36,622	3,965,430
Regal Beloit Corp.		9,200	667,828
Rockwell Automation, Inc.		5,293	659,720
Sensata Technologies Holding NV (Netherlands)	*	75,500	3,981,870
SolarCity Corp.	*†	12,270	657,058

			20,524,858

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Electronic Equipment, Instruments & Components—1.2%
Amphenol Corp., Class A		11,926	$691,350
Belden, Inc.		30,600	2,485,638
CDW Corp.		18,320	628,010
Cognex Corp.		88,300	4,247,230
FLIR Systems, Inc.		21,422	660,226
Ingram Micro, Inc., Class A	*	25,300	633,259
IPG Photonics Corp.	*	7,820	666,068
Jabil Circuit, Inc.		30,300	645,087
Keysight Technologies, Inc.	*	20,803	648,846
National Instruments Corp.		21,725	640,018
Trimble Navigation Ltd.	*	28,616	671,331
Zebra Technologies Corp., Class A	*	5,851	649,754

			13,266,817

Energy Equipment & Services—0.6%
Cameron International Corp.	*	47,100	2,466,627
Dresser-Rand Group, Inc.	*	7,575	645,239
FMC Technologies, Inc.	*	16,313	676,826
Oceaneering International, Inc.		60,039	2,797,217
RPC, Inc.	†	48,053	664,573

			7,250,482

Food & Staples Retailing—0.5%
Rite Aid Corp.	*	77,798	649,613
Sprouts Farmers Market, Inc.	*	123,677	3,336,806
Sysco Corp.		17,500	631,750
Whole Foods Market, Inc.		16,387	646,303

			5,264,472

Food Products—1.2%
Campbell Soup Co.		14,061	670,007
ConAgra Foods, Inc.		15,300	668,916
Flowers Foods, Inc.		30,914	653,831
Hain Celestial Group, Inc. (The)	*	9,630	634,232
Hershey Co. (The)		7,651	679,638
Hormel Foods Corp.		11,577	652,596
Ingredion, Inc.		8,011	639,358
Kellogg Co.		10,600	664,620
Keurig Green Mountain, Inc.		8,579	657,409
McCormick & Co., Inc. (Non-Voting Shares)		8,220	665,409
Mead Johnson Nutrition Co.		7,364	664,380
Pilgrim’s Pride Corp.	†	26,155	600,780
Tyson Foods, Inc., Class A		14,935	636,679
WhiteWave Foods Co. (The)	*	99,557	4,866,346

			13,354,201

Health Care Equipment & Supplies—3.0%
Alere, Inc.	*	94,200	4,969,050
Align Technology, Inc.	*	80,951	5,076,437
Boston Scientific Corp.	*	256,415	4,538,545
C.R. Bard, Inc.		3,830	653,781
Cooper Cos., Inc. (The)		26,476	4,711,934
DENTSPLY International, Inc.		12,760	657,778
DexCom, Inc.	*	59,186	4,733,696
Edwards Lifesciences Corp.	*	4,652	662,584
Hill-Rom Holdings, Inc.		12,620	685,645
Hologic, Inc.	*	18,690	711,341
IDEXX Laboratories, Inc.	*	28,685	1,839,856

		Shares	Value
Intuitive Surgical, Inc.	*	1,401	$678,785
ResMed, Inc.	†	11,918	671,818
Sirona Dental Systems, Inc.	*	6,802	683,057
St. Jude Medical, Inc.		9,170	670,052
Varian Medical Systems, Inc.	*	7,840	661,147
Zimmer Biomet Holdings, Inc.		5,942	649,045

			33,254,551

Health Care Providers & Services—4.1%
Acadia Healthcare Co., Inc.	*	8,600	673,638
AmerisourceBergen Corp.		6,207	660,052
Brookdale Senior Living, Inc.	*	18,700	648,890
Catamaran Corp.	*	10,952	668,948
Centene Corp.	*	8,658	696,103
Community Health Systems, Inc.	*	64,100	4,036,377
DaVita HealthCare Partners, Inc.	*	140,264	11,146,780
Envision Healthcare Holdings, Inc.	*	297,027	11,726,626
Health Net, Inc.	*	10,300	660,436
Henry Schein, Inc.	*	4,605	654,463
Laboratory Corp. of America Holdings	*	5,560	673,983
LifePoint Health, Inc.	*	8,000	695,600
MEDNAX, Inc.	*	8,895	659,208
Omnicare, Inc.		7,100	669,175
Patterson Cos., Inc.		13,697	666,359
Premier, Inc., Class A	*	123,890	4,764,809
Tenet Healthcare Corp.	*	12,370	715,976
Universal Health Services, Inc., Class B		4,717	670,286
VCA, Inc.	*	82,100	4,466,651

			45,554,360

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	47,300	647,064
athenahealth, Inc.	*†	5,772	661,356
Cerner Corp.	*	9,686	668,915
IMS Health Holdings, Inc.	*	21,290	652,538
Inovalon Holdings, Inc., Class A	*	24,100	672,390
Veeva Systems, Inc., Class A	*†	24,300	681,129

			3,983,392

Hotels, Restaurants & Leisure—3.8%
Aramark		21,202	656,626
Brinker International, Inc.		11,392	656,749
Chipotle Mexican Grill, Inc.	*	1,143	691,504
Choice Hotels International, Inc.		12,196	661,633
Darden Restaurants, Inc.		9,400	668,152
Dave & Buster’s Entertainment, Inc.	*	111,039	4,007,397
Domino’s Pizza, Inc.		39,345	4,461,723
Dunkin’ Brands Group, Inc.	†	12,853	706,915
Extended Stay America, Inc.		34,800	653,196
Hilton Worldwide Holdings, Inc.	*	23,895	658,307
International Game Technology plc (United Kingdom)	*	35,900	637,584
Marriott International, Inc., Class A		8,756	651,359
McDonald’s Corp.		88,300	8,394,681
MGM Resorts International	*	35,880	654,810
Norwegian Cruise Line Holdings Ltd.	*	11,396	638,632

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Panera Bread Co., Class A	*	3,816	$666,922
Six Flags Entertainment Corp.		14,516	651,043
Starwood Hotels & Resorts Worldwide, Inc.		8,158	661,532
Vail Resorts, Inc.		30,000	3,276,000
Wyndham Worldwide Corp.		50,705	4,153,246
Wynn Resorts Ltd.		84,752	8,362,480

			42,570,491

Household Durables—1.9%
D.R. Horton, Inc.		23,999	656,613
GoPro, Inc., Class A	*	11,800	622,096
Harman International Industries, Inc.		37,300	4,436,462
Jarden Corp.	*	92,048	4,763,484
Leggett & Platt, Inc.		13,593	661,707
Lennar Corp., Class A		13,025	664,796
Lennar Corp., Class B		15,700	676,984
Mohawk Industries, Inc.	*	3,500	668,150
Newell Rubbermaid, Inc.		15,590	640,905
NVR, Inc.	*	533	714,220
Tempur Sealy International, Inc.	*	76,803	5,061,318
Toll Brothers, Inc.	*	17,500	668,325
Tupperware Brands Corp.		9,982	644,238
Whirlpool Corp.		3,705	641,150

			21,520,448

Household Products—0.5%
Church & Dwight Co., Inc.		50,214	4,073,862
Clorox Co. (The)		6,270	652,205
Spectrum Brands Holdings, Inc.		6,820	695,572

			5,421,639

Independent Power and Renewable Electricity Producers—0.1%
Calpine Corp.	*	35,850	644,942
TerraForm Power, Inc., Class A	*	17,100	649,458

			1,294,400

Industrial Conglomerates—2.8%
Carlisle Cos., Inc.		65,800	6,587,896
CK Hutchison Holdings Ltd. ADR (Hong Kong)	*	680,000	15,769,200
Koninklijke Philips NV NYRS (Netherlands)		329,062	8,377,919
Roper Technologies, Inc.		3,805	656,210

			31,391,225

Insurance—2.7%
AmTrust Financial Services, Inc.		10,500	687,855
Aon plc (United Kingdom)		101,414	10,108,947
Arthur J. Gallagher & Co.		13,854	655,294
Assured Guaranty Ltd. (Bermuda)		139,000	3,334,610
Erie Indemnity Co., Class A		8,179	671,251
Loews Corp.		244,800	9,427,248
Markel Corp.	*	800	640,544
RenaissanceRe Holdings Ltd. (Bermuda)		47,400	4,811,574

			30,337,323

		Shares	Value
Internet & Catalog Retail—0.6%
Expedia, Inc.		6,103	$667,363
Groupon, Inc.	*†	125,690	632,221
HomeAway, Inc.	*	21,469	668,115
Liberty Interactive Corp. QVC Group, Series A	*	23,353	648,046
Liberty Ventures, Series A	*	16,364	642,614
TripAdvisor, Inc.	*	7,321	637,952
Vipshop Holdings Ltd. ADR (China)	*	151,000	3,359,750

			7,256,061

Internet Software & Services—2.2%
Akamai Technologies, Inc.	*	9,383	655,121
CoStar Group, Inc.	*	51,447	10,354,223
Equinix, Inc. REIT		2,672	678,688
GoDaddy, Inc., Class A	*	21,600	608,904
Google, Inc., Class C	*	12,174	6,336,689
IAC/InterActiveCorp		8,262	658,151
LendingClub Corp.	*	41,600	613,600
LinkedIn Corp., Class A	*	3,118	644,272
Pandora Media, Inc.	*	40,873	635,167
Rackspace Hosting, Inc.	*	17,659	656,738
Twitter, Inc.	*	19,005	688,361
VeriSign, Inc.	*	10,531	649,973
Yelp, Inc.	*	14,895	640,932
Zillow Group, Inc., Class A	*†	7,465	647,514

			24,468,333

IT Services—6.8%
Alliance Data Systems Corp.	*	46,256	13,503,977
Amdocs Ltd.		101,700	5,551,803
Black Knight Financial Services, Inc., Class A	*	83,590	2,580,423
Booz Allen Hamilton Holding Corp.		153,531	3,875,122
Broadridge Financial Solutions, Inc.		12,966	648,430
CoreLogic, Inc.	*	17,400	690,606
DST Systems, Inc.		5,256	662,151
EPAM Systems, Inc.	*	49,900	3,554,377
Euronet Worldwide, Inc.	*	67,232	4,148,214
Fidelity National Information Services, Inc.		10,609	655,636
Fiserv, Inc.	*	7,809	646,819
FleetCor Technologies, Inc.	*	8,406	1,311,840
Gartner, Inc.	*	97,264	8,343,306
Genpact Ltd.	*	31,000	661,230
Global Payments, Inc.		56,231	5,817,097
Jack Henry & Associates, Inc.		10,094	653,082
Leidos Holdings, Inc.		16,100	649,957
NeuStar, Inc., Class A	*†	117,400	3,429,254
Paychex, Inc.		13,912	652,195
Sabre Corp.		27,331	650,478
Teradata Corp.	*	17,777	657,749
Total System Services, Inc.		16,218	677,426
Vantiv, Inc., Class A	*	241,866	9,236,863
VeriFone Systems, Inc.	*	19,055	647,108
Western Union Co. (The)		31,198	634,255
WEX, Inc.	*	44,600	5,083,062

			75,622,460

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Leisure Products—0.7%
Brunswick Corp.		65,700	$3,341,502
Hasbro, Inc.		8,557	639,978
Polaris Industries, Inc.		23,814	3,527,092
Vista Outdoor, Inc.	*	14,500	651,050

			8,159,622

Life Sciences Tools & Services—0.5%
Bio-Techne Corp.		6,707	660,438
Bruker Corp.	*	33,692	687,654
Charles River Laboratories International, Inc.	*	9,154	643,892
Mettler-Toledo International, Inc.	*	1,892	646,042
PerkinElmer, Inc.		12,130	638,523
Quintiles Transnational Holdings, Inc.	*	8,965	650,949
VWR Corp.	*	25,000	668,250
Waters Corp.	*	5,136	659,360

			5,255,108

Machinery—4.2%
Allison Transmission Holdings, Inc.		102,056	2,986,159
CNH Industrial NV (United Kingdom)	†	1,064,200	9,875,776
Donaldson Co., Inc.		18,569	664,770
Flowserve Corp.		54,738	2,882,503
Graco, Inc.		9,337	663,207
IDEX Corp.		8,224	646,242
Ingersoll-Rand plc		9,823	662,267
Lincoln Electric Holdings, Inc.		10,692	651,036
Middleby Corp. (The)	*	5,870	658,790
Nordson Corp.		8,373	652,173
PACCAR, Inc.		10,366	661,455
Pall Corp.		13,674	1,701,729
Parker-Hannifin Corp.		5,683	661,103
Proto Labs, Inc.	*†	29,000	1,956,920
Snap-on, Inc.		19,276	3,069,703
Stanley Black & Decker, Inc.		6,340	667,222
Toro Co. (The)		9,744	660,448
Valmont Industries, Inc.	†	5,535	657,945
WABCO Holdings, Inc.	*	79,215	9,800,480
Wabtec Corp.		69,941	6,591,240

			46,771,168

Media—4.1%
AMC Networks, Inc., Class A	*	8,068	660,366
Cablevision Systems Corp., Class A	†	27,605	660,864
Charter Communications, Inc., Class A	*†	36,275	6,212,094
Cinemark Holdings, Inc.		152,094	6,109,616
Clear Channel Outdoor Holdings, Inc., Class A		69,244	701,442
Discovery Communications, Inc., Class A	*	19,265	640,754
Discovery Communications, Inc., Class C	*	20,665	642,268
DreamWorks Animation SKG, Inc., Class A	*†	415,300	10,955,614
Interpublic Group of Cos., Inc. (The)		33,761	650,574

		Shares	Value
Lions Gate Entertainment Corp.	†	17,980	$666,159
Live Nation Entertainment, Inc.	*	23,065	634,057
Madison Square Garden Co. (The), Class A	*	7,900	659,571
Markit Ltd. (United Kingdom)	*	168,800	4,316,216
Morningstar, Inc.		8,188	651,355
Omnicom Group, Inc.		9,489	659,391
Regal Entertainment Group, Class A	†	31,276	653,981
Scripps Networks Interactive, Inc., Class A		134,385	8,784,747
Sirius XM Holdings, Inc.	*	175,250	653,683
Starz, Class A	*	15,313	684,797

			45,597,549

Metals & Mining—0.2%
Compass Minerals International, Inc.		8,072	663,034
Royal Gold, Inc.		10,700	659,013
Steel Dynamics, Inc.		30,200	625,593
Tahoe Resources, Inc.		52,093	631,888

			2,579,528

Multiline Retail—0.7%
Dillard’s, Inc., Class A		6,185	650,600
Dollar General Corp.		8,193	636,924
Dollar Tree, Inc.	*	56,649	4,474,705
Family Dollar Stores, Inc.		8,479	668,230
Macy’s, Inc.		9,407	634,690
Nordstrom, Inc.		8,844	658,878
Sears Holdings Corp.	*†	23,659	631,695

			8,355,722

Oil, Gas & Consumable Fuels—3.4%
Cabot Oil & Gas Corp.		21,572	680,381
Chesapeake Energy Corp.	†	595,950	6,656,762
CONSOL Energy, Inc.		315,700	6,863,318
Continental Resources, Inc.	*	74,036	3,138,386
CVR Energy, Inc.	†	17,350	653,054
Diamondback Energy, Inc.		48,700	3,671,006
HollyFrontier Corp.		16,075	686,242
Memorial Resource Development Corp.	*	35,200	667,744
Murphy Oil Corp.		166,800	6,933,876
ONEOK, Inc.		17,031	672,384
Range Resources Corp.		81,257	4,012,471
Sanchez Energy Corp.	*†	84,720	830,256
Targa Resources Corp.		7,375	657,998
Teekay Corp. (Bermuda)		15,175	649,793
Tesoro Corp.		7,818	659,917
World Fuel Services Corp.		13,751	659,360

			38,092,948

Paper & Forest Products—0.1%
International Paper Co.		13,827	658,027

Personal Products—0.2%
Coty, Inc., Class A	*	20,814	665,424
Herbalife Ltd.	*†	12,102	666,699
Nu Skin Enterprises, Inc., Class A	†	13,724	646,812

			1,978,935

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Pharmaceuticals—1.5%
Akorn, Inc.	*	14,900	$650,534
Catalent, Inc.	*	170,552	5,002,290
Endo International plc (Ireland)	*	59,514	4,740,290
GW Pharmaceuticals plc ADR (United Kingdom)	*	12,600	1,547,784
Hospira, Inc.	*	7,500	665,325
Jazz Pharmaceuticals plc (Ireland)	*	12,345	2,173,584
Mallinckrodt plc	*	5,542	652,404
Perrigo Co. plc (Ireland)		3,613	667,791
Zoetis, Inc.		12,086	582,787

			16,682,789

Professional Services—2.9%
Dun & Bradstreet Corp. (The)		5,273	643,306
Equifax, Inc.		76,702	7,446,997
IHS, Inc., Class A	*	30,975	3,984,314
Nielsen NV		238,597	10,681,988
Robert Half International, Inc.		11,923	661,727
Towers Watson & Co., Class A		32,000	4,025,600
Verisk Analytics, Inc.	*	62,270	4,530,765

			31,974,697

Real Estate Investment Trusts (REITs)—1.1%
Boston Properties, Inc. REIT		5,464	661,363
Columbia Property Trust, Inc. REIT		26,725	656,099
Crown Castle International Corp. REIT		8,208	659,102
Digital Realty Trust, Inc. REIT		10,100	673,468
Empire State Realty Trust, Inc., Class A REIT		38,800	661,928
Equity LifeStyle Properties, Inc. REIT		12,702	667,871
Extra Space Storage, Inc. REIT		10,206	665,635
Federal Realty Investment Trust REIT		5,181	663,634
Gaming and Leisure Properties, Inc. REIT		17,855	654,564
Health Care REIT, Inc. REIT		10,123	664,373
Healthcare Trust of America, Inc., Class A REIT		28,062	672,085
Iron Mountain, Inc. REIT		21,249	658,719
Lamar Advertising Co., Class A REIT		11,495	660,733
Omega Healthcare Investors, Inc. REIT		19,265	661,367
Plum Creek Timber Co., Inc. REIT		16,385	664,739
Post Properties, Inc. REIT		12,300	668,751
Tanger Factory Outlet Centers, Inc. REIT		20,677	655,461
Taubman Centers, Inc. REIT		9,384	652,188
Weyerhaeuser Co. REIT		20,997	661,406

			12,583,486

Real Estate Management & Development—0.5%
CBRE Group, Inc., Class A	*	17,977	665,149
Howard Hughes Corp. (The)	*	21,790	3,127,737
Jones Lang LaSalle, Inc.		3,865	660,915
Realogy Holdings Corp.	*	14,366	671,179

			5,124,980

		Shares	Value
Road & Rail—1.6%
AMERCO		2,030	$663,627
Avis Budget Group, Inc.	*	120,440	5,308,995
Genesee & Wyoming, Inc., Class A	*	67,040	5,107,107
Hertz Global Holdings, Inc.	*	34,944	633,185
J.B. Hunt Transport Services, Inc.		7,945	652,205
Landstar System, Inc.		9,987	667,831
Old Dominion Freight Line, Inc.	*	65,875	4,519,355

			17,552,305

Semiconductors & Semiconductor Equipment—2.2%
Altera Corp.		13,043	667,802
Ambarella, Inc.	*	30,700	3,152,583
Ambarella, Inc.	*d	18,300	—
Analog Devices, Inc.		10,339	663,609
Applied Materials, Inc.		33,288	639,795
Atmel Corp.		65,484	645,345
Freescale Semiconductor Ltd.	*	16,084	642,877
KLA-Tencor Corp.		11,655	655,127
Lam Research Corp.		56,099	4,563,654
Linear Technology Corp.		14,438	638,593
Maxim Integrated Products, Inc.		18,949	655,162
Microchip Technology, Inc.	†	13,516	640,996
NXP Semiconductors NV (Netherlands)	*	33,600	3,299,520
ON Semiconductor Corp.	*	53,500	625,415
Qorvo, Inc.	*	7,900	634,133
Skyworks Solutions, Inc.		6,191	644,483
SunEdison, Inc.	*	21,190	633,793
SunPower Corp.	*†	21,615	614,082
Tower Semiconductor Ltd. (Israel)	*	122,300	1,888,312
Veeco Instruments, Inc.	*	57,400	1,649,676
Xilinx, Inc.		14,496	640,143

			24,195,100

Software—4.9%
ANSYS, Inc.	*	7,307	666,691
Autodesk, Inc.	*	12,553	628,591
Cadence Design Systems, Inc.	*	34,124	670,878
CDK Global, Inc.		12,000	647,760
Citrix Systems, Inc.	*	9,478	664,976
CyberArk Software Ltd. (Israel)	*	41,666	2,617,458
Electronic Arts, Inc.	*	9,925	660,013
FactSet Research Systems, Inc.		3,913	635,902
FireEye, Inc.	*	12,920	631,917
Fleetmatics Group plc (Ireland)	*	73,437	3,439,055
Fortinet, Inc.	*	15,956	659,461
Guidewire Software, Inc.	*	64,742	3,426,794
Imperva, Inc.	*	22,150	1,499,555
Informatica Corp.	*	14,053	681,149
Intuit, Inc.		6,315	636,363
King Digital Entertainment plc (Ireland)		47,900	682,575
Mobileye NV (Israel)	*†	31,900	1,696,123
NetSuite, Inc.	*	7,055	647,296
PTC, Inc.	*	15,975	655,295
Qlik Technologies, Inc.	*	111,800	3,908,528
Red Hat, Inc.	*	8,484	644,190
ServiceNow, Inc.	*	8,507	632,155
SolarWinds, Inc.	*	79,123	3,649,944
Solera Holdings, Inc.		127,207	5,668,344
Splunk, Inc.	*	80,360	5,594,663

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
SS&C Technologies Holdings, Inc.		10,400	$650,000
Synopsys, Inc.	*	13,300	673,645
Tableau Software, Inc., Class A	*	45,358	5,229,777
Tyler Technologies, Inc.	*	36,870	4,770,241
Ultimate Software Group, Inc. (The)	*	4,000	657,360
Workday, Inc., Class A	*	8,400	641,676

			54,568,375

Specialty Retail—5.0%
Aaron’s, Inc.		18,257	661,086
Advance Auto Parts, Inc.		3,963	631,266
AutoNation, Inc.	*	10,391	654,425
AutoZone, Inc.	*	948	632,221
Bed Bath & Beyond, Inc.	*	9,667	666,830
Cabela’s, Inc.	*†	13,265	662,985
Caleres, Inc.		82,400	2,618,672
CarMax, Inc.	*	9,844	651,771
CST Brands, Inc.		16,367	639,295
Dick’s Sporting Goods, Inc.		12,793	662,294
DSW, Inc., Class A		19,700	657,389
Foot Locker, Inc.		9,985	669,095
Gap, Inc. (The)		17,215	657,096
GNC Holdings, Inc., Class A		14,776	657,236
L Brands, Inc.		7,667	657,292
Lithia Motors, Inc., Class A		39,100	4,424,556
Men’s Wearhouse, Inc. (The)		61,500	3,940,305
Michaels Cos., Inc. (The)	*	180,814	4,865,705
Murphy USA, Inc.	*	11,445	638,860
Office Depot, Inc.	*	75,500	653,830
O’Reilly Automotive, Inc.	*	28,654	6,475,231
Penske Automotive Group, Inc.		12,582	655,648
Ross Stores, Inc.		91,046	4,425,746
Sally Beauty Holdings, Inc.	*	166,578	5,260,533
Signet Jewelers Ltd. (Bermuda)		5,148	660,179
Tiffany & Co.		7,154	656,737
Tractor Supply Co.		53,521	4,813,679
Ulta Salon Cosmetics & Fragrance, Inc.	*	4,306	665,062
Urban Outfitters, Inc.	*	18,923	662,305
Williams-Sonoma, Inc.		64,562	5,311,516

			55,888,845

Technology Hardware, Storage & Peripherals—0.1%
3D Systems Corp.	*†	32,700	638,304
NetApp, Inc.		20,464	645,844

			1,284,148

Textiles, Apparel & Luxury Goods—2.0%
Carter’s, Inc.		46,875	4,982,813
Coach, Inc.		18,740	648,591
Columbia Sportswear Co.		60,485	3,656,923
Fossil Group, Inc.	*	9,219	639,430
Hanesbrands, Inc.		142,024	4,732,240
Kate Spade & Co.	*	29,295	631,014
lululemon athletica, Inc. (Canada)	*	65,899	4,303,205
Michael Kors Holdings Ltd. (United Kingdom)	*	14,723	619,691
Ralph Lauren Corp.		4,940	653,858
Skechers U.S.A., Inc., Class A	*	6,000	658,740
Under Armour, Inc., Class A	*	7,846	654,670

			22,181,175

		Shares	Value
Trading Companies & Distributors—1.1%
AerCap Holdings NV (Netherlands)	*	82,300	$3,768,517
Air Lease Corp.		18,700	633,930
Fastenal Co.	†	114,313	4,821,722
HD Supply Holdings, Inc.	*	19,015	668,948
MSC Industrial Direct Co., Inc., Class A		9,537	665,396
United Rentals, Inc.	*	7,513	658,289
W.W. Grainger, Inc.		2,792	660,727
Watsco, Inc.		5,400	668,196

			12,545,725

Wireless Telecommunication Services—1.5%
SBA Communications Corp., Class A	*	150,275	17,277,117

TOTAL COMMON STOCKS
(Cost $873,589,318)			1,080,583,022

MONEY MARKET FUNDS—10.3%
Institutional Money Market Funds—10.3%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	12,557,000	12,557,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		¥47,533,051	47,533,051
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%	††¥	7,459,538	7,459,538
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%	††¥	9,993,000	9,993,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	12,557,000	12,557,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	12,557,000	12,557,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	12,557,000	12,557,000

TOTAL MONEY MARKET FUNDS
(Cost $115,213,589)			115,213,589

TOTAL INVESTMENTS—107.1%
(Cost $988,802,907)			1,195,796,611
Other assets less liabilities—(7.1%)			(79,394,290)

NET ASSETS—100.0%			$1,116,402,321

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2015.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Discovery Fund		Shares	Value
COMMON STOCKS—49.3%
Aerospace & Defense—0.4%
Astronics Corp.	*	5,100	$361,539
Astronics Corp., Class B	*	12,007	846,494

			1,208,033

Air Freight & Logistics—0.5%
Park-Ohio Holdings Corp.		32,250	1,562,835

Auto Components—0.4%
Standard Motor Products, Inc.		31,067	1,091,073

Automobiles—0.6%
Winnebago Industries, Inc.	†	75,000	1,769,250

Banks—2.6%
Bank of Marin Bancorp		30,626	1,557,945
Blue Hills Bancorp, Inc.	*	109,000	1,526,000
Flushing Financial Corp.		74,094	1,556,715
Heritage Financial Corp./Washington		91,160	1,629,029
TriCo Bancshares		66,897	1,608,873

			7,878,562

Biotechnology—3.3%
Arena Pharmaceuticals, Inc.	*†	308,040	1,429,306
Cara Therapeutics, Inc.	*	122,862	1,492,773
Dicerna Pharmaceuticals, Inc.	*	115,059	1,605,073
Ironwood Pharmaceuticals, Inc.	*	122,500	1,477,350
Otonomy, Inc.	*	46,022	1,058,046
Trevena, Inc.	*	217,551	1,361,869
Zafgen, Inc.	*	40,239	1,393,477

			9,817,894

Building Products—0.5%
Insteel Industries, Inc.		73,219	1,369,195

Capital Markets—1.1%
Alaris Royalty Corp. (Canada)		55,600	1,357,281
HFF, Inc., Class A		37,216	1,553,024
Westwood Holdings Group, Inc.		7,575	451,243

			3,361,548

Chemicals—0.7%
Advanced Emissions Solutions, Inc.	*	61,320	797,160
Orion Engineered Carbons SA (Luxembourg)		76,301	1,408,517

			2,205,677

Commercial Services & Supplies—1.2%
CECO Environmental Corp.		163,678	1,854,472
Heritage-Crystal Clean, Inc.	*	118,876	1,747,477

			3,601,949

Communications Equipment—1.8%
CalAmp Corp.	*†	71,377	1,303,344
Mitel Networks Corp. (Canada)	*†	265,756	2,346,626
ParkerVision, Inc.	*†	622,671	233,564
Radware Ltd. (Israel)	*	67,131	1,490,308

			5,373,842

Construction & Engineering—0.6%
EMCOR Group, Inc.		34,435	1,644,960

		Shares	Value
Consumer Finance—0.6%
Regional Management Corp.	*	101,300	$1,809,218

Containers & Packaging—0.6%
Myers Industries, Inc.		100,762	1,914,478

Electric Utilities—0.9%
ALLETE, Inc.		27,638	1,282,127
Spark Energy, Inc., Class A	†	90,735	1,429,983

			2,712,110

Electronic Equipment, Instruments & Components—0.7%
Control4 Corp.	*†	45,023	400,255
Newport Corp.	*	77,600	1,471,296
Speed Commerce, Inc.	*†	501,498	140,419

			2,011,970

Energy Equipment & Services—0.3%
Aspen Aerogels, Inc.	*	48,255	319,448
Superior Drilling Products, Inc.	*†	249,754	689,321

			1,008,769

Food Products—0.9%
Darling Ingredients, Inc.	*	75,793	1,111,125
Freshpet, Inc.	*†	79,500	1,478,700

			2,589,825

Health Care Equipment & Supplies—1.4%
Anika Therapeutics, Inc.	*	48,987	1,618,041
EndoChoice Holdings, Inc.	*	58,530	956,965
Globus Medical, Inc., Class A	*	59,679	1,531,960

			4,106,966

Health Care Providers & Services—1.3%
Aceto Corp.		74,380	1,831,979
Ensign Group, Inc. (The)		41,875	2,138,138

			3,970,117

Hotels, Restaurants & Leisure—1.6%
Del Frisco’s Restaurant Group, Inc.	*	87,472	1,629,603
Red Robin Gourmet Burgers, Inc.	*	16,925	1,452,504
Ruth’s Hospitality Group, Inc.		103,145	1,662,697

			4,744,804

Household Durables—2.7%
iRobot Corp.	*†	53,852	1,716,802
M/I Homes, Inc.	*	69,625	1,717,649
New Home Co., Inc. (The)	*	129,741	2,235,437
William Lyon Homes, Class A	*	90,007	2,310,480

			7,980,368

Independent Power and Renewable Electricity Producers—0.5%
Pattern Energy Group, Inc.	†	46,838	1,329,262

Insurance—0.5%
James River Group Holdings Ltd. (Bermuda)		60,679	1,569,766

Internet Software & Services—1.2%
Constant Contact, Inc.	*	44,991	1,293,941
Marchex, Inc., Class B		239,641	1,186,223
Textura Corp.	*†	43,371	1,207,015

			3,687,179

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Discovery Fund		Shares	Value
COMMON STOCKS—(Continued)
IT Services—2.0%
ExlService Holdings, Inc.	*	49,297	$1,704,690
Global Cash Access Holdings, Inc.	*	284,114	2,199,042
Perficient, Inc.	*	100,948	1,942,240

			5,845,972

Life Sciences Tools & Services—0.6%
Albany Molecular Research, Inc.	*†	94,358	1,907,919

Machinery—3.1%
Alamo Group, Inc.		25,686	1,403,483
Altra Industrial Motion Corp.		51,015	1,386,588
Luxfer Holdings plc ADR (United Kingdom)		85,459	1,110,967
Lydall, Inc.	*	52,935	1,564,759
NN, Inc.		85,872	2,191,453
Titan International, Inc.	†	159,014	1,707,810

			9,365,060

Metals & Mining—0.2%
New Gold, Inc. (Canada)	*	174,056	468,210
Romarco Minerals, Inc. (Canada)	*	245,150	83,418

			551,628

Oil, Gas & Consumable Fuels—1.4%
Abraxas Petroleum Corp.	*	433,977	1,280,232
Bill Barrett Corp.	*†	119,355	1,025,259
Karoon Gas Australia Ltd. (Australia)	*	455,718	790,509
Synergy Resources Corp.	*	103,863	1,187,154

			4,283,154

Pharmaceuticals—1.5%
KemPharm, Inc.	*†	84,093	1,544,789
Phibro Animal Health Corp., Class A		37,915	1,476,410
XenoPort, Inc.	*	213,679	1,309,852

			4,331,051

Professional Services—0.1%
Franklin Covey Co.	*	20,491	415,762

Real Estate Investment Trusts (REITs)—4.2%
Arbor Realty Trust, Inc. REIT		192,587	1,301,888
Armada Hoffler Properties, Inc. REIT		141,430	1,412,886
CareTrust REIT, Inc. REIT		112,961	1,431,216
Easterly Government Properties, Inc. REIT		91,195	1,451,824
Gladstone Commercial Corp. REIT		69,255	1,146,863
Medical Properties Trust, Inc. REIT		114,434	1,500,230
Pebblebrook Hotel Trust REIT		29,642	1,271,049
STAG Industrial, Inc. REIT		67,373	1,347,460
Summit Hotel Properties, Inc. REIT		119,900	1,559,899

			12,423,315

Road & Rail—0.5%
Celadon Group, Inc.		70,185	1,451,426

			Shares	Value
Semiconductors & Semiconductor Equipment—1.9%
Exar Corp.		*	199,023	$1,946,445
Inphi Corp.		*	83,514	1,909,130
Rambus, Inc.		*	132,862	1,925,170

				5,780,745

Software—2.7%
ePlus, Inc.		*	20,795	1,593,937
Sapiens International Corp. NV (Israel)			168,755	1,751,677
Silver Spring Networks, Inc.		*†	98,279	1,219,642
Tangoe, Inc.		*	148,706	1,870,721
Zix Corp.		*	299,768	1,549,801

				7,985,778

Specialty Retail—0.7%
Shoe Carnival, Inc.			68,340	1,972,292

Textiles, Apparel & Luxury Goods—0.9%
Crocs, Inc.		*	176,500	2,596,315

Thrifts & Mortgage Finance—1.2%
EverBank Financial Corp.			88,499	1,739,005
WSFS Financial Corp.			64,043	1,751,576

				3,490,581

Trading Companies & Distributors—1.4%
CAI International, Inc.		*	73,678	1,517,030
H&E Equipment Services, Inc.			67,956	1,357,081
Textainer Group Holdings Ltd. (Bermuda)		†	47,757	1,242,160

				4,116,271

TOTAL COMMON STOCKS
(Cost $132,296,655)				146,836,919

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—22.3%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$360,000	357,694

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		70,000	69,769

Banks—4.7%
Bank of America Corp.
3.875%	03/22/2017		70,000	72,808
3.700%	09/01/2015		425,000	426,777
0.829%	05/02/2017	#	100,000	99,263
Bank of America Corp. MTN
1.700%	08/25/2017		300,000	300,502
1.351%	03/22/2018	#	590,000	595,767
1.250%	01/11/2016		190,000	190,490
Bank of America Corp., Series 1
3.750%	07/12/2016		130,000	133,301
Barclays Bank plc (United Kingdom)
0.856%	02/17/2017	#	300,000	299,091
BB&T Corp. MTN
1.600%	08/15/2017		150,000	150,552
0.938%	02/01/2019	#	650,000	650,090

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	$500,000	$502,554
Capital One NA, Bank Note
1.650%	02/05/2018		390,000	387,253
1.500%	09/05/2017		360,000	358,664
CIT Group, Inc.
5.250%	03/15/2018		175,000	181,344
Citigroup, Inc.
4.450%	01/10/2017		225,000	235,157
1.974%	05/15/2018	#	325,000	333,740
1.850%	11/24/2017		250,000	250,756
1.550%	08/14/2017		670,000	669,171
1.074%	04/01/2016	#	540,000	541,178
Compass Bank, Bank Note
1.850%	09/29/2017		250,000	249,836
Credit Agricole SA (France)
1.075%	04/15/2019	#^	670,000	675,422
Fifth Third Bancorp
5.450%	01/15/2017		245,000	259,812
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		400,000	399,190
HSBC Bank plc (United Kingdom)
0.914%	05/15/2018	#^	360,000	361,779
Huntington National Bank (The)
1.375%	04/24/2017		250,000	249,182
0.703%	04/24/2017	#	250,000	249,500
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		260,000	259,664
JPMorgan Chase & Co.
1.177%	01/25/2018	#	280,000	282,021
0.794%	02/15/2017	#	800,000	801,434
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		640,000	640,711
1.100%	10/15/2015		250,000	250,237
KeyBank NA, Bank Note
4.950%	09/15/2015		200,000	201,306
KeyCorp MTN
3.750%	08/13/2015		230,000	230,694
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	420,000	420,047
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		410,000	409,546
1.250%	01/30/2017		380,000	379,912
PNC Bank NA, Bank Note
1.150%	11/01/2016		250,000	250,369
Regions Financial Corp.
2.000%	05/15/2018		370,000	370,007
SunTrust Bank, Bank Note
1.350%	02/15/2017		670,000	669,841

				13,988,968

Beverages—0.2%
PepsiCo, Inc.
1.250%	04/30/2018		500,000	498,127

Biotechnology—0.2%
Amgen, Inc.
1.250%	05/22/2017		630,000	629,825

Coupon Rate	Maturity Date		Face	Value
Capital Markets—1.3%
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		$1,225,000	$1,244,953
Goldman Sachs Group, Inc. (The), Series 1
1.478%	04/30/2018	#	240,000	242,699
Macquarie Group Ltd. (Australia)
1.278%	01/31/2017	#^	670,000	673,377
Morgan Stanley
1.417%	01/27/2020	#	710,000	720,566
Morgan Stanley MTN
6.625%	04/01/2018		260,000	291,846
1.017%	07/23/2019	#	690,000	686,022

				3,859,463

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		375,000	386,719

Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020		430,000	452,575

Communications Equipment—0.5%
Cisco Systems, Inc.
0.596%	06/15/2018	#	460,000	461,141
QUALCOMM, Inc.
1.400%	05/18/2018		940,000	937,475

				1,398,616

Consumer Finance—3.0%
Ally Financial, Inc.
3.250%	09/29/2017		400,000	401,000
American Express Co.
0.874%	05/22/2018	#	800,000	798,065
American Express Credit Corp.
0.789%	07/29/2016	#	550,000	550,960
Caterpillar Financial Services Corp.
0.700%	11/06/2015		150,000	150,184
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		260,000	260,488
1.000%	11/25/2016		130,000	130,350
1.000%	03/03/2017		540,000	541,332
Ford Motor Credit Co. LLC
4.250%	02/03/2017		600,000	623,865
3.000%	06/12/2017		280,000	286,544
1.684%	09/08/2017		450,000	448,937
General Motors Financial Co., Inc.
3.000%	09/25/2017		310,000	316,388
2.400%	04/10/2018		700,000	702,206
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	160,000	160,073
HSBC USA, Inc.
1.700%	03/05/2018		530,000	528,748
International Lease Finance Corp.
3.875%	04/15/2018		435,000	438,262
2.236%	06/15/2016	#†	560,000	560,700
John Deere Capital Corp.
1.050%	10/11/2016		240,000	241,073
John Deere Capital Corp. MTN
1.350%	01/16/2018		205,000	205,733
1.125%	06/12/2017		460,000	460,441
1.050%	12/15/2016		270,000	270,309
PACCAR Financial Corp. MTN
1.100%	06/06/2017		140,000	140,173
0.879%	12/06/2018	#	130,000	130,627

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Synchrony Financial
1.875%	08/15/2017		$415,000	$415,041
1.509%	02/03/2020	#	140,000	140,772

				8,902,271

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.286%	12/15/2019	#^	670,000	654,087

Diversified Financial Services—0.6%
General Electric Capital Corp. MTN
1.250%	05/15/2017		1,490,000	1,493,782
National Rural Utilities Cooperative Finance Corp.
1.100%	01/27/2017		360,000	360,807

				1,854,589

Diversified Telecommunication Services—0.7%
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		130,000	131,580
Verizon Communications, Inc.
2.036%	09/14/2018	#	280,000	289,897
1.816%	09/15/2016	#	400,000	405,043
1.350%	06/09/2017		450,000	449,575
1.053%	06/17/2019	#	120,000	119,362
0.700%	11/02/2015		210,000	209,723
Windstream Services LLC
7.875%	11/01/2017		340,000	362,525

				1,967,705

Electric Utilities—0.7%
Duke Energy Corp.
0.663%	04/03/2017	#	200,000	200,261
Georgia Power Co.
0.750%	08/10/2015		500,000	500,107
NextEra Energy Capital Holdings, Inc.
1.339%	09/01/2015		500,000	500,485
Southern California Edison Co.
1.845%	02/01/2022		800,000	799,595

				2,000,448

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		160,000	160,258

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017		160,000	159,030
1.150%	12/15/2016		300,000	298,356
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.500%	11/15/2020		169,000	179,140
Nabors Industries, Inc.
2.350%	09/15/2016		200,000	200,643

				837,169

Food & Staples Retailing—0.6%
Kroger Co. (The)
2.200%	01/15/2017		500,000	507,166
0.804%	10/17/2016	#	800,000	800,590

Coupon Rate	Maturity Date		Face	Value
Sysco Corp.
1.450%	10/02/2017		$140,000	$141,400
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		120,000	120,541
0.726%	05/18/2016	#	210,000	210,014

				1,779,711

Food Products—0.7%
ConAgra Foods, Inc.
1.350%	09/10/2015		70,000	70,036
1.300%	01/25/2016		110,000	110,030
General Mills, Inc.
1.400%	10/20/2017		340,000	339,656
0.875%	01/29/2016		90,000	90,088
HJ Heinz Co.
2.000%	07/02/2018	^	410,000	410,166
1.600%	06/30/2017	^	480,000	480,283
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	290,000	287,129
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	100,000	100,930
1.400%	10/21/2016	^	100,000	100,288

				1,988,606

Health Care Equipment & Supplies—0.6%
Becton Dickinson and Co.
1.800%	12/15/2017		150,000	150,107
1.450%	05/15/2017		670,000	669,815
0.736%	06/15/2016	#	610,000	610,426
Zimmer Biomet Holdings, Inc.
2.000%	04/01/2018		450,000	450,460

				1,880,808

Health Care Providers & Services—0.5%
Anthem, Inc.
2.375%	02/15/2017		465,000	473,130
1.250%	09/10/2015		190,000	190,113
Express Scripts Holding Co.
1.250%	06/02/2017		210,000	209,114
McKesson Corp.
1.292%	03/10/2017		200,000	199,791
Tenet Healthcare Corp.
6.250%	11/01/2018		260,000	283,075

				1,355,223

Household Durables—0.1%
Whirlpool Corp.
1.650%	11/01/2017		170,000	170,676

Independent Power and Renewable Electricity Producers—0.3%
AES Corp.
3.283%	06/01/2019	#	430,000	431,075
Talen Energy Supply LLC
5.125%	07/15/2019	^	475,000	467,875
TransAlta Corp. (Canada)
1.900%	06/03/2017		130,000	129,406

				1,028,356

Insurance—0.5%
Metropolitan Life Global Funding I
0.651%	04/10/2017	#^	690,000	692,484
Principal Life Global Funding II
1.000%	12/11/2015	^	230,000	230,412

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Prudential Financial, Inc. MTN
1.054%	08/15/2018	#	$300,000	$302,159
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	280,000	282,241

				1,507,296

Internet Software & Services—0.3%
Alibaba Group Holding Ltd. (Cayman Islands)
1.625%	11/28/2017	^	200,000	200,047
eBay, Inc.
0.700%	07/15/2015		220,000	220,008
IAC/InterActiveCorp
4.875%	11/30/2018		150,000	155,250
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	300,000	301,157

				876,462

IT Services—0.2%
Computer Sciences Corp.
2.500%	09/15/2015		100,000	100,302
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	149,962
1.450%	06/05/2017		70,000	69,875
International Business Machines Corp.
1.125%	02/06/2018		300,000	298,209

				618,348

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		180,000	179,771

Machinery—0.1%
CNH Industrial Capital LLC
3.875%	07/16/2018	^†	300,000	300,750

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	350,000	352,762

Media—0.2%
DISH DBS Corp.
4.625%	07/15/2017		245,000	252,963
NBCUniversal Enterprise, Inc.
0.960%	04/15/2018	#^	240,000	241,255

				494,218

Metals & Mining—0.7%
ArcelorMittal (Luxembourg)
4.500%	08/05/2015		350,000	350,327
Freeport-McMoRan, Inc.
2.300%	11/14/2017		230,000	229,422
2.150%	03/01/2017		80,000	80,149
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	800,000	808,745
Glencore Funding LLC
1.635%	01/15/2019	#^	600,000	599,892

				2,068,535

Multi-Utilities—0.2%
Dominion Resources, Inc.
1.250%	03/15/2017		540,000	539,009

Coupon Rate	Maturity Date		Face	Value
TECO Finance, Inc.
0.871%	04/10/2018	#	$190,000	$190,650

				729,659

Oil, Gas & Consumable Fuels—0.7%
CNOOC Nexen Finance 2014 ULC (Canada)
1.625%	04/30/2017		260,000	260,487
ConocoPhillips Co.
1.500%	05/15/2018		260,000	259,919
Enterprise Products Operating LLC
1.250%	08/13/2015		100,000	100,050
Hess Corp.
1.300%	06/15/2017		180,000	179,159
Kinder Morgan, Inc.
3.050%	12/01/2019		110,000	109,991
2.000%	12/01/2017		110,000	109,730
Marathon Oil Corp.
0.900%	11/01/2015		220,000	219,963
Murphy Oil Corp.
2.500%	12/01/2017	†	250,000	249,679
Sabine Pass LNG LP
7.500%	11/30/2016		370,000	391,279
WPX Energy, Inc.
5.250%	01/15/2017		355,000	364,762

				2,245,019

Pharmaceuticals—1.6%
AbbVie, Inc.
2.500%	05/14/2020		330,000	326,986
1.800%	05/14/2018		470,000	468,943
1.750%	11/06/2017		520,000	521,660
1.200%	11/06/2015		520,000	520,518
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018		620,000	623,676
1.850%	03/01/2017		420,000	422,222
1.543%	03/12/2020	#	310,000	313,790
1.300%	06/15/2017		300,000	298,116
Baxalta, Inc.
2.000%	06/22/2018	^	120,000	119,928
1.061%	06/22/2018	#^	220,000	220,095
Eli Lilly & Co.
1.250%	03/01/2018		230,000	229,456
Merck & Co., Inc.
0.636%	05/18/2018	#	470,000	471,936
Mylan, Inc.
1.800%	06/24/2016		80,000	80,059
1.350%	11/29/2016		150,000	149,596

				4,766,981

Real Estate Investment Trusts (REITs)—0.4%
ARC Properties Operating Partnership LP
2.000%	02/06/2017		80,000	77,800
Health Care REIT, Inc.
3.625%	03/15/2016		375,000	380,666
Liberty Property LP
6.625%	10/01/2017		385,000	424,790
Ventas Realty LP
1.550%	09/26/2016		211,000	211,842
1.250%	04/17/2017		120,000	119,757

				1,214,855

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
1.750%	09/15/2017	^	240,000	240,798

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Road & Rail—0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†	$165,000	$169,538
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	250,000	258,769
2.500%	03/15/2016	^	230,000	231,647
2.500%	06/15/2019	^	110,000	109,052

				769,006

Semiconductors & Semiconductor Equipment—0.1%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	197,844

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017		150,000	150,733

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		220,000	220,447

Technology Hardware, Storage & Peripherals—0.3%
Hewlett-Packard Co.
1.217%	01/14/2019	#	580,000	572,343
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		350,000	365,174

				937,517

Thrifts & Mortgage Finance—0.3%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	252,172
BPCE SA MTN (France)
0.891%	06/23/2017	#	350,000	350,130
Santander Bank NA
2.000%	01/12/2018		300,000	300,139

				902,441

Tobacco—0.1%
Reynolds American, Inc.
2.300%	06/12/2018		320,000	322,620
1.050%	10/30/2015		100,000	99,665

				422,285

Trading Companies & Distributors—0.3%
Air Lease Corp.
4.500%	01/15/2016		600,000	609,375
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		230,000	245,525
GATX Corp.
1.250%	03/04/2017		100,000	99,746

				954,646

Wireless Telecommunication Services—0.0%
SBA Communications Corp.
5.625%	10/01/2019		150,000	156,563

TOTAL CORPORATE OBLIGATIONS
(Cost $66,352,101)				66,528,599

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—4.1%
Commercial Mortgage-Backed Securities—2.0%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	$294,644	$294,242
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	303,014	302,007
Colony American Homes, Series 2014-2A, Class A
1.137%	07/17/2031	#^	475,765	471,211
Colony American Homes, Series 2015-1A, Class A
1.387%	07/17/2032	#^	890,000	882,845
Hilton USA Trust, Series 2013-HLF, Class AFL
1.185%	11/05/2030	#^	601,134	601,240
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	389,686	388,767
Invitation Homes Trust, Series 2014-SFR1, Class A
1.185%	06/17/2031	#^	1,270,000	1,258,146
Invitation Homes Trust, Series 2014-SFR2, Class A
1.286%	09/17/2031	#^	770,000	763,998
Invitation Homes Trust, Series 2015-SFR3, Class A
1.483%	08/17/2032	#^	330,000	331,835
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.436%	01/15/2032	#^	610,000	609,406
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		62,008	62,030

				5,965,727

Non-Agency Mortgage-Backed Securities—1.9%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	486,986	459,222
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.637%	11/25/2023	#	337,827	338,348
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.237%	03/25/2025	#	295,374	294,641
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.187%	10/25/2023	#	495,572	502,096
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.787%	01/25/2024	#	525,952	529,182
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.137%	05/25/2024	#	465,045	461,550

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.137%	05/25/2024	#	$256,848	$255,420
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.387%	07/25/2024	#	1,089,456	1,088,914
GSAMP Trust, Series 2004-SEA2, Class M1
0.837%	03/25/2034	#	312,892	313,523
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	166,474	168,682
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	255,365	247,979
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	351,497	341,737
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	143,826	144,469
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	312,410	312,807
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	189,134	190,043

				5,648,613

U.S. Government Agency Mortgage-Backed Securities—0.2%
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.635%	10/07/2020	#	382,913	384,938
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.565%	05/07/2020	#	88,069	88,102

				473,040

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $12,154,385)				12,087,380

U.S. TREASURY OBLIGATIONS—15.7%
U.S. Treasury Notes—15.7%
U.S. Treasury Note
1.125%	06/15/2018		140,000	140,536
1.000%	09/15/2017- 02/15/2018		12,035,000	12,075,326
0.875%	04/30/2017- 11/15/2017		11,100,000	11,142,273
0.500%	01/31/2017	‡‡	9,190,000	9,187,850
0.500%	08/31/2016		7,500,000	7,511,130
0.375%	10/31/2016		6,760,000	6,756,302

				46,813,417

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $46,740,048)				46,813,417

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—1.1%
U.S. Government Agencies—0.4%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016		$1,340,000	$1,340,567

Non-U.S. Government Agencies—0.1%
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	300,000	300,159

Sovereign Debt—0.2%
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	710,000	711,487

Supranational—0.3%
European Investment Bank
1.125%	12/15/2016		765,000	770,715

U.S. Municipal Bonds—0.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		240,000	241,570

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $3,354,738)				3,364,498

ASSET-BACKED SECURITIES—5.9%
Automobiles—3.5%
Ally Master Owner Trust Series 2013-2, Class A
0.636%	04/15/2018	#	600,000	600,345
Ally Master Owner Trust Series 2013-1, Class A1
0.636%	02/15/2018	#	500,000	500,171
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		120,000	120,370
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		120,000	120,046
Capital Auto Receivables Asset Trust Series 2015-2, Class A2
1.390%	09/20/2018		830,000	830,370
CarMax Auto Owner Trust Series 2015-2, Class A3
1.370%	03/16/2020		1,320,000	1,321,909
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3
0.830%	09/17/2018	^	865,000	865,513
Hyundai Auto Lease Securitization Trust Series 2014-A, Class A3
0.750%	04/17/2017	^	1,870,000	1,870,708
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.486%	02/15/2018	#	1,250,000	1,250,173
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	1,590,000	1,591,059
Porsche Innovative Lease Owner Trust Series 2015-1, Class A3
1.190%	07/23/2018	^	1,400,000	1,399,000

				10,469,664

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Credit Card—0.3%
Synchrony Credit Card Master Note Trust Series 2015-2, Class A
1.600%	04/15/2021		$870,000	$870,051

Other—1.7%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		385,883	386,075
CNH Equipment Trust Series 2015-B, Class A3
1.370%	07/15/2020		2,700,000	2,700,722
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	99,913
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	635,000	635,807
MMAF Equipment Finance LLC Series 2015-AA, Class A3
1.390%	10/16/2019	^	1,160,000	1,160,813

				4,983,330

Student Loan—0.4%
Missouri Higher Education Loan Authority Series 2012-1, Class A1
1.014%	01/26/2026	#	401,171	402,916
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.524%	12/07/2020	#	515,088	515,655
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.467%	06/25/2021	#^	180,837	180,832

				1,099,403

TOTAL ASSET-BACKED SECURITIES
(Cost $17,411,830)				17,422,448

			Shares	Value
MONEY MARKET FUNDS—9.5%
Institutional Money Market Funds—9.5%
Dreyfus Institutional Cash Advantage Fund, 0.08%		††¥	3,600,000	3,600,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%			¥6,310,095	6,310,095
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		††¥	4,133,164	4,133,164
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%		††¥	3,600,000	3,600,000

		Shares	Value
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	3,600,000	$3,600,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	3,600,000	3,600,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	3,600,000	3,600,000

TOTAL MONEY MARKET FUNDS
(Cost $28,443,259)			28,443,259

TOTAL INVESTMENTS—107.9%
(Cost $306,753,016)			321,496,520
Other assets less liabilities—(7.9%)			(23,545,003)

NET ASSETS—100.0%			$297,951,517

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
MTN	Medium Term Note
REIT	Real Estate Investment Trust
#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $26,507,417, which represents 8.9% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—96.7%
Australia—2.9%
Aristocrat Leisure Ltd.		382,600	$2,256,149
Cochlear Ltd.		43,600	2,694,413
CSL Ltd.		143,400	9,559,958
Dexus Property Group REIT		555,000	3,122,989
Harvey Norman Holdings Ltd.		994,700	3,454,015
Insurance Australia Group Ltd.		596,700	2,565,437
Oil Search Ltd.		211,900	1,164,748
QBE Insurance Group Ltd.		711,863	7,495,988
Ramsay Health Care Ltd.		75,400	3,571,539
Sonic Healthcare Ltd.		222,400	3,662,189
Suncorp Group Ltd.		225,000	2,327,865
Telstra Corp. Ltd.		532,300	2,519,136
Woolworths Ltd.	†	164,200	3,411,953

			47,806,379

Austria—0.2%
voestalpine AG	†	78,300	3,263,340

Belgium—0.7%
AGFA-Gevaert NV	*	540,671	1,508,587
Anheuser-Busch InBev NV		48,749	5,866,478
Telenet Group Holding NV	*	39,358	2,141,370
UCB SA		31,359	2,254,877

			11,771,312

Brazil—0.9%
Ambev SA ADR		259,324	1,581,876
CCR SA		610,100	2,937,569
Cia Brasileira de Distribuicao (Preference) ADR		38,900	920,763
Cielo SA		220,376	3,115,218
CPFL Energia SA ADR		140,654	1,723,012
EcoRodovias Infraestrutura e Logistica SA		303,600	759,708
Souza Cruz SA		165,000	1,302,869
TOTVS SA		100,300	1,257,823
Vale SA ADR		18,700	110,143
Vale SA ADR		42,200	248,558
Vale SA (Preference) ADR		255,000	1,287,750

			15,245,289

Canada—1.8%
BCE, Inc.		145,500	6,181,129
Canadian Natural Resources Ltd.		65,000	1,764,211
Canfor Corp.	*	129,600	2,822,354
CI Financial Corp.		104,200	2,803,139
Element Financial Corp.	*	262,500	4,150,821
Empire Co. Ltd., Class A		45,700	3,218,758
Power Corp of Canada		88,600	2,265,720
Suncor Energy, Inc.		142,200	3,916,477
Western Forest Products, Inc.		1,068,500	1,907,730

			29,030,339

Chile—0.1%
Enersis SA ADR		132,300	2,094,309

China—2.9%
AAC Technologies Holdings, Inc.		222,000	1,251,926
Baidu, Inc. ADR	*	73,710	14,674,187
China Cinda Asset Management Co. Ltd., H Shares	*	4,639,840	2,580,499
CNOOC Ltd.		5,025,000	7,127,849

		Shares	Value
ENN Energy Holdings Ltd.		206,000	$1,238,748
Hengan International Group Co. Ltd.		327,500	3,887,454
JD.com, Inc. ADR	*	8,619	293,908
Mindray Medical International Ltd. ADR		16,500	470,250
Mindray Medical International Ltd. ADR		78,900	2,248,650
Ping An Insurance Group Co. of China Ltd., H Shares		273,064	3,685,142
Tencent Holdings Ltd.		421,300	8,424,539
Want Want China Holdings Ltd.		1,052,000	1,110,735

			46,993,887

Denmark—1.2%
Chr Hansen Holding A/S		63,510	3,096,879
DSV A/S		81,932	2,653,034
Novo Nordisk A/S, Class B		179,517	9,850,974
Vestas Wind Systems A/S		71,746	3,576,073

			19,176,960

Finland—0.6%
Huhtamaki Oyj		134,500	4,156,680
Kone Oyj, Class B	†	125,500	5,094,051

			9,250,731

France—7.1%
Air Liquide SA		43,230	5,485,478
AXA SA		86,100	2,182,794
Bureau Veritas SA		111,400	2,567,991
Cie de Saint-Gobain		248,750	11,228,922
Danone SA		85,995	5,570,279
Essilor International SA		70,500	8,445,938
Etablissements Maurel et Prom	*	170,300	1,267,657
Ipsen SA		44,800	2,483,215
Klepierre REIT		48,400	2,133,930
L’Oreal SA		62,465	11,176,304
LVMH Moet Hennessy Louis Vuitton SE		46,379	8,153,912
Orange SA		116,330	1,797,806
Pernod Ricard SA	†	18,066	2,088,475
Peugeot SA	*	181,500	3,742,865
Renault SA		39,300	4,120,504
Safran SA		32,000	2,174,701
Sanofi		149,353	14,775,487
Schneider Electric SE		41,048	2,842,124
TOTAL SA		237,021	11,626,111
UBISOFT Entertainment	*	122,200	2,184,778
Valeo SA		31,400	4,966,948
Zodiac Aerospace		136,278	4,439,088

			115,455,307

Germany—7.7%
adidas AG		78,000	5,968,123
Allianz SE (Registered)		15,409	2,403,051
BASF SE		32,224	2,835,485
Bayer AG (Registered)		111,415	15,602,572
Bayerische Motoren Werke AG		34,977	3,830,489
Beiersdorf AG		40,215	3,369,628
Continental AG		19,632	4,648,414
Daimler AG (Registered)		104,193	9,491,528
Deutsche Post AG (Registered)		75,536	2,207,110
Deutsche Telekom AG (Registered)		926,755	15,977,532

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Duerr AG		44,064	$4,104,669
Fresenius Medical Care AG & Co. KGaA		26,882	2,225,462
Fresenius SE & Co. KGaA		56,670	3,638,579
Krones AG		41,912	4,379,504
Linde AG		35,647	6,755,590
Merck KGaA		35,883	3,577,186
RWE AG		557,618	11,993,461
SAP SE		268,308	18,802,033
Volkswagen AG		14,350	3,322,693

			125,133,109

Hong Kong—5.4%
AIA Group Ltd.		3,579,000	23,401,858
ASM Pacific Technology Ltd.		105,500	1,044,062
Beijing Enterprises Holdings Ltd.		625,500	4,700,287
Beijing Enterprises Water Group Ltd.	*	270,000	221,148
Belle International Holdings Ltd.		2,305,837	2,655,173
China Mobile Ltd.		840,734	10,756,280
China Resources Power Holdings Co. Ltd.		1,520,000	4,236,303
CK Hutchison Holdings Ltd.		219,000	3,219,734
CLP Holdings Ltd.		803,500	6,828,989
Hang Lung Properties Ltd.		1,947,000	5,786,336
HKT Trust & HKT Ltd. (STAPLED SECURITY)		2,774,000	3,259,685
Hong Kong & China Gas Co. Ltd.		2,968,000	6,219,016
Hong Kong Exchanges and Clearing Ltd.		82,000	2,889,235
Hopewell Holdings Ltd.		331,000	1,211,871
Jardine Matheson Holdings Ltd.		46,100	2,613,870
Link (The) REIT		366,000	2,141,809
Orient Overseas International Ltd.		328,000	1,674,163
Sino Land Co. Ltd.		1,297,000	2,164,845
Yue Yuen Industrial Holdings Ltd.		831,000	2,779,618

			87,804,282

India—0.9%
Axis Bank Ltd. GDR	*	30,869	1,346,359
ICICI Bank Ltd. ADR		164,700	1,716,174
Infosys Ltd. ADR	†	327,486	5,190,653
Larsen & Toubro Ltd. GDR		64,273	1,790,845
Tata Motors Ltd. ADR		140,116	4,829,799

			14,873,830

Indonesia—0.5%
Bank Mandiri Persero Tbk PT		1,975,100	1,484,742
Bank Rakyat Indonesia Persero Tbk PT		2,042,400	1,580,752
Bumitama Agri Ltd.		651,600	479,019
Perusahaan Gas Negara Persero Tbk PT		6,284,000	2,029,780
Semen Indonesia Persero Tbk PT		839,000	753,678
Telekomunikasi Indonesia Persero Tbk PT ADR		28,900	1,253,971

			7,581,942

		Shares	Value
Ireland—1.6%
Bank of Ireland	*	5,925,800	$2,395,638
Experian plc		334,300	6,080,379
ICON plc	*	61,700	4,152,410
Medtronic plc		138,085	10,232,098
Smurfit Kappa Group plc		123,900	3,381,738

			26,242,263

Israel—1.2%
Bank Hapoalim BM		420,978	2,265,685
Teva Pharmaceutical Industries Ltd.		66,268	3,921,606
Teva Pharmaceutical Industries Ltd. ADR		221,400	13,084,740
Teva Pharmaceutical Industries Ltd. ADR		200	11,820

			19,283,851

Italy—1.2%
ACEA SpA		281,738	3,580,057
Eni SpA		690,966	12,272,677
Telecom Italia SpA RSP		3,819,900	3,895,390

			19,748,124

Japan—16.1%
Aisin Seiki Co. Ltd.	†	75,300	3,201,701
Bridgestone Corp.		63,100	2,332,339
Canon, Inc.	†	407,900	13,231,615
Daikin Industries Ltd.		93,600	6,728,752
Daito Trust Construction Co. Ltd.		83,100	8,600,459
Daiwa House Industry Co. Ltd.		175,000	4,077,141
Denso Corp.		117,100	5,826,090
FANUC Corp.		32,900	6,731,853
FUJIFILM Holdings Corp.		125,400	4,475,278
Honda Motor Co. Ltd.		630,400	20,374,435
IHI Corp.		977,000	4,549,081
INPEX Corp.		392,000	4,449,574
Japan Airlines Co. Ltd.		86,000	2,997,050
JFE Holdings, Inc.		111,900	2,479,245
Kao Corp.		153,600	7,143,473
Kawasaki Kisen Kaisha Ltd.		902,600	2,129,362
Keyence Corp.		13,892	7,487,467
Kobe Steel Ltd.		1,327,500	2,233,403
Komatsu Ltd.		300,300	6,025,014
Kuroda Electric Co. Ltd.		179,800	3,346,116
Kyowa Exeo Corp.		222,000	2,583,331
Medipal Holdings Corp.		240,300	3,913,911
Mitsubishi Corp.		122,500	2,693,041
MS&AD Insurance Group Holdings, Inc.		148,600	4,625,665
NGK Insulators Ltd.		196,000	5,043,289
Nippon Telegraph & Telephone Corp.		142,254	5,151,836
Nippon Yusen K.K.		813,600	2,265,107
Nissan Motor Co. Ltd.	†	390,600	4,080,580
NTT DOCOMO, Inc.		579,300	11,121,727
Olympus Corp.		195,600	6,753,091
Ono Pharmaceutical Co. Ltd.		1,500	163,717
ORIX Corp.		258,000	3,831,166
Paltac Corp.		204,700	3,622,682
Rakuten, Inc.		187,700	3,030,254
Seiko Epson Corp.		172,800	3,062,090
Seven & i Holdings Co. Ltd.		210,500	9,035,845

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Shin-Etsu Chemical Co. Ltd.		91,300	$5,661,596
Showa Corp.	†	225,400	2,242,947
Sumitomo Mitsui Financial Group, Inc.		30,300	1,348,932
Sumitomo Rubber Industries Ltd.	†	268,300	4,156,052
T&D Holdings, Inc.		256,800	3,828,253
Takeda Pharmaceutical Co. Ltd.		310,600	14,992,243
Tokai Rika Co. Ltd.		135,100	3,374,488
Tokio Marine Holdings, Inc.		486,000	20,212,303
Toyota Motor Corp.		184,000	12,312,780
West Japan Railway Co.		51,300	3,282,129

			260,808,503

Jordan—0.0%
Hikma Pharmaceuticals plc		12,213	370,978

Kazakhstan—0.1%
KazMunaiGas Exploration Production JSC GDR		92,845	920,448

Korea, Republic of—2.5%
Dongbu Insurance Co. Ltd.		45,344	2,292,940
Hankook Tire Worldwide Co. Ltd.		196,398	2,946,268
Hanwha Corp.		162,276	6,860,331
Hyundai Marine & Fire Insurance Co. Ltd.		71,640	1,892,396
Hyundai Mobis Co. Ltd.		22,444	4,260,940
Hyundai Motor Co.		10,196	1,241,225
Hyundai Steel Co.		56,062	3,401,184
Korea Electric Power Corp.		93,339	3,815,241
Korea Gas Corp.		31,718	1,228,261
LG Display Co. Ltd.		114,559	2,645,009
LG Electronics, Inc.		60,981	2,578,286
LG Household & Health Care Ltd.		2,000	1,386,389
NAVER Corp.		2,250	1,277,183
Orion Corp.		31	29,070
Samsung Electronics Co. Ltd.		2,378	2,698,046
Samsung Electronics Co. Ltd. GDR		1,530	872,075
SK Telecom Co. Ltd.		3,511	785,608

			40,210,452

Luxembourg—0.1%
Tenaris SA ADR		43,900	1,186,178

Macau—0.1%
Sands China Ltd.		326,400	1,096,965

Malaysia—0.6%
AMMB Holdings Bhd		1,875,800	2,994,806
Genting Malaysia Bhd		1,542,400	1,715,759
Guinness Anchor Bhd		227,000	858,297
Tenaga Nasional Bhd		967,700	3,241,684
Top Glove Corp. Bhd		830,700	1,464,013

			10,274,559

Mexico—1.2%
America Movil SAB de CV, Series L ADR		44,900	956,819
Coca-Cola Femsa SAB de CV ADR		14,400	1,144,080

		Shares	Value
Fibra Uno Administracion SA de CV REIT		1,582,600	$3,756,755
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		135,600	1,240,740
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		68,800	629,520
Grupo Televisa SAB ADR		241,785	9,386,094
Kimberly-Clark de Mexico SAB de CV, Class A		504,300	1,088,332
Wal-Mart de Mexico SAB de CV		565,200	1,374,748

			19,577,088

Netherlands—2.4%
ASML Holding NV		83,413	8,676,407
Koninklijke Ahold NV		728,066	13,667,736
NXP Semiconductors NV	*	36,300	3,564,660
Royal Dutch Shell plc, Class A	†	438,885	12,481,839

			38,390,642

New Zealand—0.2%
Air New Zealand Ltd.		1,969,600	3,402,988

Norway—0.3%
Yara International ASA		80,300	4,184,283

Peru—0.1%
Credicorp Ltd.		10,856	1,508,115

Philippines—0.2%
Jollibee Foods Corp.		103,490	452,732
Philippine Long Distance Telephone Co. ADR		45,100	2,809,730
Philippine Long Distance Telephone Co. ADR		6,300	392,490

			3,654,952

Russia—0.1%
Gazprom OAO ADR		339,212	1,787,647

Singapore—2.1%
Boustead Projects Pte Ltd.	*	401,700	266,935
Boustead Singapore Ltd.		128,300	118,979
DBS Group Holdings Ltd.		628,505	9,643,563
Singapore Airlines Ltd.		378,900	3,016,811
Singapore Telecommunications Ltd.		3,463,300	10,807,988
United Overseas Bank Ltd.		625,827	10,707,259

			34,561,535

South Africa—0.4%
Bidvest Group Ltd. (The)		69,901	1,768,721
Mondi plc		125,400	2,699,771
Shoprite Holdings Ltd.		93,700	1,335,597
Woolworths Holdings Ltd.		83,476	676,414

			6,480,503

Spain—2.7%
Distribuidora Internacional de Alimentacion SA		464,000	3,555,901
Gamesa Corp. Tecnologica SA	*	187,300	2,958,912
Grifols SA		35,695	1,441,431
Grifols SA ADR		34,307	1,062,488
Grifols SA, Class B		2,427	75,456
Iberdrola SA		2,170,659	14,655,311

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Inditex SA		190,900	$6,226,647
Telefonica SA		984,839	14,029,421

			44,005,567

Sweden—2.0%
Autoliv, Inc. SDR		24,369	2,845,318
Boliden AB		138,000	2,515,837
Hennes & Mauritz AB, Class B		130,300	5,015,083
Hexpol AB		389,000	4,010,036
Loomis AB, Class B		92,737	2,600,516
Swedbank AB, Class A		111,142	2,591,211
TeliaSonera AB	†	2,125,613	12,527,804

			32,105,805

Switzerland—10.6%
ABB Ltd. (Registered)	*	753,160	15,784,980
Actelion Ltd. (Registered)	*	30,246	4,429,571
Adecco SA (Registered)	*	89,356	7,251,910
Flughafen Zuerich AG (Registered)		2,846	2,203,108
Geberit AG (Registered)		11,587	3,863,044
Givaudan SA (Registered)	*	3,200	5,540,180
Holcim Ltd. (Registered)	*	36,564	2,697,895
Kuehne + Nagel International AG (Registered)		30,200	4,010,051
Lonza Group AG (Registered)	*	21,715	2,902,540
Nestle SA (Registered)		361,783	26,102,872
Novartis AG (Registered)		226,564	22,284,940
Roche Holding AG		12,186	3,339,137
Roche Holding AG (Genusschein)		42,898	12,028,235
SGS SA (Registered)		2,150	3,920,730
Swatch Group AG (The) (Bearer)		5,600	2,182,197
Swiss Re AG		25,137	2,225,196
Syngenta AG (Registered)		66,830	27,268,105
Wolseley plc		72,700	4,636,396
Zurich Insurance Group AG	*	62,083	18,899,908

			171,570,995

Taiwan—1.4%
Asustek Computer, Inc.		267,000	2,600,306
MediaTek, Inc.		211,000	2,884,283
Mega Financial Holding Co. Ltd.		2,458,000	2,213,993
Taiwan Mobile Co. Ltd.		818,000	2,731,370
Taiwan Semiconductor Manufacturing Co. Ltd.		997,000	4,534,974
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		330,100	7,496,572

			22,461,498

Thailand—0.1%
PTT Exploration & Production PCL	‡	183,200	589,284
PTT PCL	‡	107,500	1,139,431

			1,728,715

Turkey—0.2%
Tupras Turkiye Petrol Rafinerileri AS	*	73,617	1,864,982
Turk Telekomunikasyon AS		612,878	1,610,114

			3,475,096

		Shares	Value
United Kingdom—15.2%
Aggreko plc		119,700	$2,703,700
Babcock International Group plc		202,772	3,435,454
Barratt Developments plc		295,200	2,847,301
BP plc		1,811,129	12,019,884
British American Tobacco plc		87,900	4,732,757
British Land Co. plc (The) REIT		190,700	2,375,379
BT Group plc		970,940	6,875,560
Bunzl plc		83,500	2,277,834
Capita plc		122,400	2,378,309
Compass Group plc		479,800	7,935,485
Croda International plc		91,804	3,969,524
Delphi Automotive plc		49,556	4,216,720
Diageo plc		189,015	5,473,835
Dixons Carphone plc		360,100	2,560,634
Fiat Chrysler Automobiles NV	*	291,400	4,274,886
GlaxoSmithKline plc		905,169	18,820,226
Hammerson plc REIT		265,100	2,562,008
Imperial Tobacco Group plc		66,200	3,188,339
Inchcape plc		317,200	4,037,800
InterContinental Hotels Group plc		63,261	2,550,478
International Consolidated Airlines Group SA	*	530,152	4,119,867
Intertek Group plc		76,800	2,952,960
Johnson Matthey plc		139,065	6,631,754
Liberty Global plc, Series A	*	85,985	4,649,209
Liberty Global plc, Series A	*	13,813	746,869
Liberty Global plc, Series C	*	34,078	1,725,369
Liberty Global plc, Series C	*	131,698	6,667,870
Lloyds Banking Group plc		2,958,784	3,971,278
London Stock Exchange Group plc		58,200	2,165,079
LondonMetric Property plc REIT		1,066,500	2,704,422
Man Group plc		813,700	2,005,500
National Grid plc		1,293,668	16,650,581
Next plc		26,000	3,043,091
Old Mutual plc		1,070,900	3,389,777
Prudential plc		140,100	3,376,348
Reckitt Benckiser Group plc		64,500	5,562,114
Rolls-Royce Holdings plc	*‡	55,554,000	87,289
Rolls-Royce Holdings plc	*	394,000	5,381,744
SABMiller plc		188,966	9,797,965
SABMiller plc		58,698	3,040,232
Schroders plc (Non-Voting Shares)		67,100	2,566,064
Severn Trent plc		103,500	3,382,004
Sky plc		232,200	3,781,990
Smith & Nephew plc		147,000	2,486,842
Standard Chartered plc (Hong Kong Exchange)		48,198	780,868
Standard Chartered plc (London Exchange)		265,249	4,247,806
Tesco plc		3,293,593	10,973,534
Unilever NV CVA		83,200	3,478,521
Unilever plc		347,259	14,911,010
Vodafone Group plc		1,822,599	6,648,651
WPP plc		201,919	4,532,311

			245,695,032

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
United States—1.1%
Carnival plc		34,894	$1,784,120
Cognizant Technology Solutions Corp., Class A	*	66,434	4,058,453
Flextronics International Ltd.	*	219,100	2,478,021
Royal Caribbean Cruises Ltd.		17,391	1,368,498
Valeant Pharmaceuticals International, Inc.	*	15,500	3,438,419
WABCO Holdings, Inc.	*	10,934	1,352,754
Yum! Brands, Inc.		40,385	3,637,881
Yum! Brands, Inc.		988	88,999

			18,207,145

TOTAL COMMON STOCKS
(Cost $1,422,216,055)			1,568,420,943

PREFERRED STOCKS—0.7%
Germany—0.7%
Draegerwerk AG & Co. KGaA		16,123	1,726,998
Henkel AG & Co. KGaA		21,421	2,403,781
Porsche Automobil Holding SE		48,444	4,084,632
Volkswagen AG		11,084	2,572,361

TOTAL PREFERRED STOCKS
(Cost $10,933,297)			10,787,772

MONEY MARKET FUNDS—3.8%
Institutional Money Market Funds—3.8%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	4,300,000	4,300,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		¥35,004,385	35,004,385
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%	††¥	4,321,895	4,321,895
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%	††¥	4,300,000	4,300,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	4,300,000	4,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	4,300,000	4,300,000

		Shares	Value
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	4,300,000	$4,300,000

TOTAL MONEY MARKET FUNDS
(Cost $60,826,280)			60,826,280

TOTAL INVESTMENTS—101.2%
(Cost $1,493,975,632)			1,640,034,995
Other assets less liabilities—(1.2%)			(18,790,255)

NET ASSETS—100.0%			$1,621,244,740

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $1,816,004).
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Pharmaceuticals	8.7%
Insurance	6.6%
Diversified Telecommunication Services	5.3%
Chemicals	5.1%
Oil, Gas & Consumable Fuels	4.6%
Automobiles	4.4%
Banks	3.2%
Food & Staples Retailing	2.9%
Auto Components	2.6%
Personal Products	2.5%
Machinery	2.3%
Food Products	2.3%
Wireless Telecommunication Services	2.2%
Media	2.1%
Health Care Equipment & Supplies	2.1%
Electric Utilities	2.0%
Multi-Utilities	2.0%
Beverages	1.8%
Semiconductors & Semiconductor Equipment	1.7%
Technology Hardware, Storage & Peripherals	1.7%
Professional Services	1.6%
Electrical Equipment	1.6%
Internet Software & Services	1.5%
Software	1.4%
Hotels, Restaurants & Leisure	1.4%
Building Products	1.3%
Real Estate Management & Development	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Real Estate Investment Trusts (REITs)	1.2%
Biotechnology	1.0%
Diversified Financial Services	1.0%
Health Care Providers & Services	1.0%
Metals & Mining	1.0%
Electronic Equipment, Instruments & Components	0.9%
Airlines	0.8%
Specialty Retail	0.8%
IT Services	0.8%
Trading Companies & Distributors	0.8%
Industrial Conglomerates	0.8%
Aerospace & Defense	0.7%
Gas Utilities	0.7%
Marine	0.6%
Tobacco	0.6%
Capital Markets	0.6%
Household Products	0.5%
Containers & Packaging	0.5%
Paper & Forest Products	0.5%
Commercial Services & Supplies	0.5%
Distributors	0.5%
Life Sciences Tools & Services	0.4%
Road & Rail	0.4%
Transportation Infrastructure	0.4%
Multiline Retail	0.4%
Household Durables	0.3%
Independent Power and Renewable Electricity Producers	0.3%
Construction & Engineering	0.3%
Construction Materials	0.2%
Water Utilities	0.2%

Internet & Catalog Retail	0.2%
Air Freight & Logistics	0.1%
Energy Equipment & Services	0.1%
Health Care Technology	0.1%

TOTAL COMMON STOCKS	96.7%

PREFERRED STOCKS
Automobiles	0.4%
Household Products	0.2%
Health Care Equipment & Supplies	0.1%

TOTAL PREFERRED STOCKS	0.7%

MONEY MARKET FUNDS
Institutional Money Market Funds	3.8%

TOTAL INVESTMENTS	101.2%
Other assets less liabilities	(1.2)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund		Shares	Value

COMMON STOCKS—4.7%
Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp.	*	1	$1

Real Estate Investment Trusts (REITs)—4.7%
Acadia Realty Trust REIT		6,525	189,943
Alexandria Real Estate Equities, Inc. REIT		6,863	600,238
American Campus Communities, Inc. REIT		10,768	405,846
American Homes 4 Rent, Class A REIT		13,600	218,144
Apartment Investment & Management Co., Class A REIT		15,000	553,950
Ashford Hospitality Prime, Inc. REIT		2,200	33,044
Ashford Hospitality Trust, Inc. REIT		8,300	70,218
Associated Estates Realty Corp. REIT		5,500	157,465
AvalonBay Communities, Inc. REIT		12,617	2,017,080
BioMed Realty Trust, Inc. REIT		18,600	359,724
BioMed Realty Trust, Inc. REIT		700	13,538
Boston Properties, Inc. REIT		14,645	1,772,631
Brandywine Realty Trust REIT		17,200	228,416
Brixmor Property Group, Inc. REIT		16,259	376,071
Camden Property Trust REIT		8,324	618,307
CBL & Associates Properties, Inc. REIT		16,353	264,919
Cedar Realty Trust, Inc. REIT		7,000	44,800
Columbia Property Trust, Inc. REIT		12,000	294,600
Corporate Office Properties Trust REIT		8,874	208,894
Cousins Properties, Inc. REIT		19,700	204,486
CubeSmart REIT		16,000	370,560
DCT Industrial Trust, Inc. REIT		8,425	264,882
DDR Corp. REIT		28,700	443,702
DiamondRock Hospitality Co. REIT		19,200	245,952
Digital Realty Trust, Inc. REIT		12,985	865,840
Douglas Emmett, Inc. REIT		13,059	351,809
Duke Realty Corp. REIT		33,115	614,946
DuPont Fabros Technology, Inc. REIT		6,300	185,535
EastGroup Properties, Inc. REIT		3,068	172,514
Education Realty Trust, Inc. REIT		4,566	143,190
Equity Commonwealth REIT	*	12,400	318,308
Equity LifeStyle Properties, Inc. REIT		7,681	403,867

	Shares	Value

Equity One, Inc. REIT	7,661	$178,808
Equity Residential REIT	34,747	2,438,197
Essex Property Trust, Inc. REIT	6,238	1,325,575
Extra Space Storage, Inc. REIT	10,613	692,180
Federal Realty Investment Trust REIT	6,517	834,763
FelCor Lodging Trust, Inc. REIT	12,000	118,560
First Industrial Realty Trust, Inc. REIT	10,600	198,538
First Potomac Realty Trust REIT	5,334	54,940
Franklin Street Properties Corp. REIT	8,254	93,353
General Growth Properties, Inc. REIT	60,055	1,541,011
HCP, Inc. REIT	44,072	1,607,306
Health Care REIT, Inc. REIT	33,481	2,197,358
Healthcare Realty Trust, Inc. REIT	9,500	220,970
Hersha Hospitality Trust REIT	4,775	122,431
Highwoods Properties, Inc. REIT	8,938	357,073
Home Properties, Inc. REIT	5,500	401,775
Hospitality Properties Trust REIT	14,350	413,567
Host Hotels & Resorts, Inc. REIT	72,316	1,434,026
Inland Real Estate Corp. REIT	8,500	80,070
Kilroy Realty Corp. REIT	8,400	564,060
Kimco Realty Corp. REIT	39,172	882,937
Kite Realty Group Trust REIT	7,975	195,148
LaSalle Hotel Properties REIT	10,853	384,847
Liberty Property Trust REIT	14,293	460,520
LTC Properties, Inc. REIT	3,400	141,440
Macerich Co. (The) REIT	13,374	997,700
Mack-Cali Realty Corp. REIT	8,000	147,440
Mid-America Apartment Communities, Inc. REIT	7,205	524,596
New York REIT, Inc. REIT	15,600	155,220
Parkway Properties, Inc. REIT	8,100	141,264
Pebblebrook Hotel Trust REIT	6,900	295,872
Pennsylvania Real Estate Investment Trust REIT	6,600	140,844
Piedmont Office Realty Trust, Inc., Class A REIT	14,800	260,332
Post Properties, Inc. REIT	5,240	284,899
Prologis, Inc. REIT	50,011	1,855,408
PS Business Parks, Inc. REIT	1,850	133,477
Public Storage REIT	13,862	2,555,737
Ramco-Gershenson Properties Trust REIT	7,400	120,768
Regency Centers Corp. REIT	9,022	532,118
Rexford Industrial Realty, Inc. REIT	5,500	80,190
Rouse Properties, Inc. REIT	3,600	58,860
Saul Centers, Inc. REIT	1,078	53,027
Senior Housing Properties Trust REIT	22,550	395,752

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund		Shares	Value
COMMON STOCKS—(Continued)
Silver Bay Realty Trust Corp. REIT		3,800	$61,902
Simon Property Group, Inc. REIT		29,712	5,140,770
SL Green Realty Corp. REIT		9,506	1,044,614
Sovran Self Storage, Inc. REIT		3,413	296,624
Strategic Hotels & Resorts, Inc. REIT	*	26,400	319,968
Sun Communities, Inc. REIT		4,824	298,268
Sunstone Hotel Investors, Inc. REIT		20,041	300,815
Tanger Factory Outlet Centers, Inc. REIT		9,036	286,441
Taubman Centers, Inc. REIT		5,846	406,297
UDR, Inc. REIT		24,568	786,913
Universal Health Realty Income Trust REIT		1,300	60,398
Urban Edge Properties REIT		8,895	184,927
Ventas, Inc. REIT		31,587	1,961,237
Vornado Realty Trust REIT		16,738	1,588,938
Washington Real Estate Investment Trust REIT		6,400	166,080
Weingarten Realty Investors REIT		10,800	353,052
WP GLIMCHER, Inc. REIT		17,765	240,360
Xenia Hotels & Resorts, Inc. REIT		10,515	228,596

			52,412,576

TOTAL COMMON STOCKS
(Cost $50,578,567)			52,412,577

CONVERTIBLE PREFERRED STOCKS—1.6%
Diversified Telecommunication Services—0.2%
Iridium Communications, Inc., Perpetual 7.000%		16,500	1,768,338

Energy Equipment & Services—0.1%
McDermott International, Inc. (Panama) 6.250%		55,000	1,068,650

Health Care Equipment & Supplies—0.2%
Alere, Inc., Perpetual, Series B 3.000%		6,600	2,356,992

Health Care Providers & Services—0.0%
Amsurg Corp., Series A-1 5.250%		200	27,890

Oil, Gas & Consumable Fuels—0.4%
Chesapeake Energy Corp., Perpetual 5.750%	^	2,776	1,896,355
Goodrich Petroleum Corp., Perpetual, Series B 5.375%		14,565	101,955
Halcon Resources Corp., Perpetual, Series A 5.750%		2,010	435,925

			Shares	Value
Penn Virginia Corp., Perpetual, Series B 6.000%		^	24,052	$1,375,474
Rex Energy Corp., Perpetual, Series A 6.000%			10,300	501,481
Sanchez Energy Corp., Perpetual, Class A 4.875%			26,820	774,428

				5,085,618

Pharmaceuticals—0.3%
Allergan plc, Series A (Ireland) 5.500%			3,000	3,127,740

Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp. 5.500%			29,400	2,940,000
Crown Castle International Corp., Series A 4.500%			16,475	1,700,220

				4,640,220

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,775,971)				18,075,448

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—30.3%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$1,500,000	1,490,392

Auto Components—0.1%
Continental Rubber of America Corp.
4.500%	09/15/2019	^	520,000	535,075
Johnson Controls, Inc.
1.400%	11/02/2017		300,000	299,010

				834,085

Automobiles—1.4%
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,630,000	1,623,636
1.375%	08/01/2017	^	1,450,000	1,448,383
1.250%	01/11/2016	^	740,000	742,230
0.958%	08/01/2016	#^	580,000	582,579
Hyundai Capital America
3.750%	04/06/2016	^	2,150,000	2,190,227
2.125%	10/02/2017	^	465,000	469,787
2.000%	03/19/2018	^	900,000	900,911
1.625%	10/02/2015	^	1,010,000	1,011,296
1.450%	02/06/2017	^	1,340,000	1,336,245
Nissan Motor Acceptance Corp.
1.000%	03/15/2016	^	1,920,000	1,923,892
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	1,020,000	1,021,539
1.250%	05/23/2017	^	2,360,000	2,363,835

				15,614,560

Banks—7.9%
ABN AMRO Bank NV (Netherlands)
1.079%	10/28/2016	#^	780,000	784,115

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
ANZ New Zealand Int’l Ltd. (New Zealand)
1.400%	04/27/2017	^		$370,000	$370,587
1.125%	03/24/2016	^		400,000	401,315
0.799%	04/27/2017	#^		440,000	440,560
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^		1,320,000	1,326,600
Banco Santander Chile (Chile)
1.176%	04/11/2017	#^		900,000	898,016
Bank of America Corp.
3.875%	03/22/2017			280,000	291,231
3.700%	09/01/2015			1,370,000	1,375,729
1.500%	10/09/2015			360,000	360,850
0.829%	05/02/2017	#		900,000	893,369
Bank of America Corp. MTN
1.700%	08/25/2017	§		1,240,000	1,242,073
1.351%	03/22/2018	#		1,700,000	1,716,618
1.250%	01/11/2016			570,000	571,469
Bank of America Corp., Series 1
3.750%	07/12/2016	§		385,000	394,777
Bank of Ireland MTN (Ireland)
2.750%	06/05/2016		EUR	1,000,000	1,133,847
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^		$1,660,000	1,654,377
1.200%	03/10/2017	^		600,000	598,611
0.692%	03/10/2017	#^		490,000	489,838
Banque Federative du Credit Mutuel SA (France)
1.129%	10/28/2016	#^		2,730,000	2,744,420
Barclays Bank plc (United Kingdom)
0.856%	02/17/2017	#§		1,830,000	1,824,457
BB&T Corp. MTN
1.600%	08/15/2017	§		480,000	481,768
0.938%	02/01/2019	#§		1,940,000	1,940,268
BNP Paribas SA (France)
0.878%	12/12/2016	#		2,860,000	2,866,581
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^		1,900,000	1,909,705
Capital One Bank USA NA, Bank Note
1.150%	11/21/2016	§		570,000	568,177
Capital One NA, Bank Note
1.650%	02/05/2018	§		1,560,000	1,549,012
1.500%	09/05/2017	§		1,520,000	1,514,359
CIT Group, Inc.
5.250%	03/15/2018	§		725,000	751,281
Citigroup, Inc.
4.450%	01/10/2017	§		675,000	705,472
1.974%	05/15/2018	#§		1,100,000	1,129,582
1.850%	11/24/2017			720,000	722,177
1.550%	08/14/2017			2,690,000	2,686,672
1.074%	04/01/2016	#		2,420,000	2,425,278
0.551%	06/09/2016	#		1,030,000	1,025,552
Citizens Bank NA MTN
1.600%	12/04/2017	§		1,900,000	1,897,990
Compass Bank, Bank Note
1.850%	09/29/2017	§		1,220,000	1,219,198
Credit Agricole SA (France)
1.435%	04/15/2016	#^		650,000	654,186
1.121%	10/03/2016	#^		1,420,000	1,427,503
1.075%	04/15/2019	#^		2,300,000	2,318,612
Fifth Third Bancorp
5.450%	01/15/2017			825,000	874,875

Coupon Rate	Maturity Date		Face	Value
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		$600,000	$598,785
0.786%	11/18/2016	#	300,000	300,530
HSBC Bank plc (United Kingdom)
0.914%	05/15/2018	#^	2,500,000	2,512,357
Huntington National Bank (The)
1.350%	08/02/2016	§	400,000	400,374
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		1,100,000	1,098,580
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		880,000	887,431
JPMorgan Chase & Co.
1.177%	01/25/2018	#	1,300,000	1,309,383
0.794%	02/15/2017	#	880,000	881,578
JPMorgan Chase & Co. MTN
1.350%	02/15/2017	§	510,000	510,567
1.100%	10/15/2015		780,000	780,739
0.902%	02/26/2016	#	870,000	871,327
KeyBank NA
0.772%	11/25/2016	#	380,000	380,266
KeyBank NA, Bank Note
4.950%	09/15/2015		600,000	603,919
1.100%	11/25/2016		610,000	611,027
KeyCorp MTN
3.750%	08/13/2015		300,000	300,905
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		420,000	424,785
Macquarie Bank Ltd. (Australia)
3.450%	07/27/2015	^	1,210,000	1,212,438
2.000%	08/15/2016	^	3,640,000	3,677,481
1.600%	10/27/2017	^	1,800,000	1,800,200
0.907%	10/27/2017	#^	1,010,000	1,012,396
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017	§	1,700,000	1,698,116
1.250%	01/30/2017		680,000	679,842
0.579%	03/07/2016	#	800,000	800,117
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	1,040,000	1,038,627
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	890,000	890,480
1.300%	04/16/2017	^	810,000	807,167
0.731%	09/25/2017	#^	600,000	599,200
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	740,000	740,713
Nederlandse Waterschapsbank NV (Netherlands)
1.250%	09/18/2017	^	3,300,000	3,319,387
0.750%	03/29/2016	^	775,000	777,089
PNC Bank NA, Bank Note
1.150%	11/01/2016		250,000	250,369
Regions Financial Corp.
2.000%	05/15/2018	§	1,150,000	1,150,022
Standard Chartered plc (United Kingdom)
2.400%	09/08/2019	^	2,900,000	2,897,387
Sumitomo Mitsui Banking Corp. (Japan)
0.945%	07/19/2016	#§	450,000	450,910
0.900%	01/18/2016		1,070,000	1,070,920
SunTrust Bank
5.200%	01/17/2017	§	895,000	944,559
0.572%	08/24/2015	#	450,000	449,946
SunTrust Bank, Bank Note
1.350%	02/15/2017	§	1,200,000	1,199,716
0.714%	02/15/2017	#	430,000	429,747

				88,550,489

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Beverages—0.3%
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	$810,000	$822,851
0.968%	08/01/2018	#^	550,000	551,905
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,620,000	1,623,005

				2,997,761

Biotechnology—0.2%
Amgen, Inc.
1.250%	05/22/2017	§	2,660,000	2,659,261

Capital Markets—2.0%
Bank of New York Mellon Corp. (The) MTN
0.838%	08/01/2018	#§	980,000	984,289
Credit Suisse (Switzerland)
1.750%	01/29/2018	§	1,200,000	1,195,782
Credit Suisse MTN (Switzerland)
1.375%	05/26/2017	§	3,240,000	3,238,500
Goldman Sachs Group, Inc. (The)
5.625%	01/15/2017		1,000,000	1,059,307
3.625%	02/07/2016		1,575,000	1,600,654
Goldman Sachs Group, Inc. (The) MTN
1.374%	11/15/2018	#§	1,240,000	1,252,013
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	530,000	533,336
Macquarie Group Ltd. (Australia)
1.278%	01/31/2017	#^	2,080,000	2,090,483
Morgan Stanley
1.417%	01/27/2020	#§	2,880,000	2,922,860
Morgan Stanley MTN
6.625%	04/01/2018		630,000	707,165
1.017%	07/23/2019	#	2,520,000	2,505,472
Nomura Holdings, Inc. MTN (Japan)
1.736%	09/13/2016	#	1,510,000	1,521,532
UBS AG MTN (Switzerland)
1.800%	03/26/2018		2,300,000	2,297,488

				21,908,881

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		940,000	969,375
Ecolab, Inc.
1.000%	08/09/2015		230,000	230,043

				1,199,418

Commercial Services & Supplies—0.1%
Aramark Services, Inc.
5.750%	03/15/2020	§	720,000	753,030
Mobile Mini, Inc.
7.875%	12/01/2020	§	780,000	820,950

				1,573,980

Communications Equipment—0.4%
Cisco Systems, Inc.
0.783%	03/01/2019	#	400,000	401,949
0.596%	06/15/2018	#	820,000	822,034
QUALCOMM, Inc.
1.400%	05/18/2018		3,770,000	3,759,874

				4,983,857

Coupon Rate	Maturity Date		Face	Value
Consumer Finance—3.5%
Ally Financial, Inc.
3.250%	09/29/2017	§	$1,710,000	$1,714,275
American Express Centurion Bank
0.727%	11/13/2015	#	890,000	890,909
American Express Co.
0.874%	05/22/2018	#§	1,770,000	1,765,718
American Express Credit Corp.
0.789%	07/29/2016	#	1,600,000	1,602,792
American Express Credit Corp. MTN
1.125%	06/05/2017	§	580,000	577,980
Capital One Financial Corp.
6.150%	09/01/2016		770,000	812,953
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017	§	1,070,000	1,072,011
1.000%	11/25/2016		200,000	200,538
1.000%	03/03/2017	§	960,000	962,368
0.522%	02/26/2016	#	800,000	801,172
0.513%	03/03/2017	#	550,000	551,011
Ford Motor Credit Co. LLC
4.250%	02/03/2017		1,678,000	1,744,743
3.000%	06/12/2017	§	1,680,000	1,719,263
1.684%	09/08/2017		1,670,000	1,666,057
Ford Motor Credit Co. LLC, Series 1
1.118%	03/12/2019	#	410,000	407,236
General Motors Financial Co., Inc.
4.750%	08/15/2017	§	1,130,000	1,193,106
3.000%	09/25/2017		730,000	745,042
2.750%	05/15/2016		620,000	627,541
2.400%	04/10/2018		2,900,000	2,909,141
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	915,000	915,419
HSBC USA, Inc.
1.700%	03/05/2018	§	1,650,000	1,646,101
1.162%	09/24/2018	#	1,750,000	1,758,467
International Lease Finance Corp.
3.875%	04/15/2018	§	1,820,000	1,833,650
John Deere Capital Corp.
1.050%	10/11/2016		720,000	723,217
0.566%	10/11/2016	#	360,000	360,888
John Deere Capital Corp. MTN
1.400%	03/15/2017	§	433,000	437,218
1.125%	06/12/2017		760,000	760,728
1.050%	12/15/2016	§	2,720,000	2,723,114
PACCAR Financial Corp. MTN
1.100%	06/06/2017		320,000	320,395
0.879%	12/06/2018	#	560,000	562,701
0.750%	05/16/2016		380,000	380,577
0.700%	11/16/2015		910,000	910,841
Synchrony Financial
3.000%	08/15/2019	§	380,000	383,065
1.875%	08/15/2017		1,245,000	1,245,125
1.509%	02/03/2020	#	550,000	553,032
Toyota Motor Credit Corp. MTN
1.125%	05/16/2017		1,250,000	1,253,110

				38,731,504

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.286%	12/15/2019	#^§	2,680,000	2,616,350

Diversified Financial Services—0.1%
ERAC USA Finance LLC
1.400%	04/15/2016	^	260,000	260,496

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
General Electric Capital Corp. MTN
1.250%	05/15/2017		$645,000	$646,637
Nationwide Building Society (United Kingdom)
2.350%	01/21/2020	^§	700,000	698,296

				1,605,429

Diversified Telecommunication Services—0.6%
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016	§	430,000	432,290
1.250%	02/14/2017		200,000	199,762
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017	§	430,000	435,227
Intelsat Luxembourg SA (Luxembourg)
7.750%	06/01/2021		1,040,000	872,300
Verizon Communications, Inc.
1.816%	09/15/2016	#§	900,000	911,345
1.350%	06/09/2017	§	1,870,000	1,868,235
1.053%	06/17/2019	#§	540,000	537,128
Windstream Services LLC
7.875%	11/01/2017	§	990,000	1,055,587

				6,311,874

Electric Utilities—1.1%
Duke Energy Corp.
0.663%	04/03/2017	#§	620,000	620,808
Electricite de France SA (France)
1.150%	01/20/2017	^	620,000	621,229
0.735%	01/20/2017	#^	350,000	350,620
Georgia Power Co.
0.606%	03/15/2016	#	470,000	469,620
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015		2,000,000	2,005,724
1.339%	09/01/2015		2,040,000	2,041,979
NSTAR Electric Co.
0.516%	05/17/2016	#	720,000	718,582
Southern California Edison Co.
1.845%	02/01/2022		3,100,000	3,098,431
Southern California Edison Co., Series 14-B
1.125%	05/01/2017		1,100,000	1,099,113
Xcel Energy, Inc.
0.750%	05/09/2016		860,000	857,668

				11,883,774

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015		630,000	630,459

Electronic Equipment, Instruments & Components—0.0%
Amphenol Corp.
1.550%	09/15/2017		380,000	380,613

Energy Equipment & Services—0.4%
Cameron International Corp.
1.400%	06/15/2017		620,000	616,241
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.500%	11/15/2020	§	727,000	770,620
Nabors Industries, Inc.
2.350%	09/15/2016		1,550,000	1,554,983
National Oilwell Varco, Inc.
1.350%	12/01/2017	§	930,000	920,300

				3,862,144

Coupon Rate	Maturity Date		Face	Value
Food & Staples Retailing—0.4%
Kroger Co. (The)
2.200%	01/15/2017	§	$750,000	$760,750
0.804%	10/17/2016	#	1,700,000	1,701,253
Sysco Corp.
1.450%	10/02/2017		600,000	606,000
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		490,000	492,209
0.726%	05/18/2016	#§	870,000	870,056

				4,430,268

Food Products—0.7%
ConAgra Foods, Inc.
1.300%	01/25/2016		170,000	170,047
General Mills, Inc.
1.400%	10/20/2017		800,000	799,191
0.579%	01/29/2016	#	240,000	240,024
0.479%	01/28/2016	#	570,000	569,352
HJ Heinz Co.
4.250%	10/15/2020		1,200,000	1,225,500
2.000%	07/02/2018	^	1,670,000	1,670,678
1.600%	06/30/2017	^	1,950,000	1,951,148
Ingredion, Inc.
3.200%	11/01/2015		350,000	352,307
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	850,000	841,585
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	300,000	302,790

				8,122,622

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,180,000	1,206,550

Health Care Equipment & Supplies—0.6%
Becton Dickinson and Co.
1.800%	12/15/2017		630,000	630,452
1.450%	05/15/2017		2,810,000	2,809,224
0.736%	06/15/2016	#	460,000	460,321
Medtronic, Inc.
1.500%	03/15/2018	^	590,000	588,897
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020	§	180,000	179,307
2.000%	04/01/2018	§	1,590,000	1,591,624

				6,259,825

Health Care Providers & Services—0.6%
Anthem, Inc.
2.375%	02/15/2017	§	1,645,000	1,673,759
1.250%	09/10/2015		1,060,000	1,060,632
Express Scripts Holding Co.
1.250%	06/02/2017		860,000	856,373
HCA, Inc.
5.375%	02/01/2025		245,000	249,606
McKesson Corp.
1.292%	03/10/2017	§	300,000	299,686
0.682%	09/10/2015	#	300,000	299,990
Tenet Healthcare Corp.
6.250%	11/01/2018		1,080,000	1,175,850
United Surgical Partners International, Inc.
9.000%	04/01/2020		930,000	992,775
UnitedHealth Group, Inc.
0.850%	10/15/2015		180,000	180,149

				6,788,820

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		$320,000	$321,527
1.200%	02/05/2016	§	450,000	450,630
Scientific Games International, Inc.
6.625%	05/15/2021		400,000	312,000

				1,084,157

Household Durables—0.0%
Whirlpool Corp.
1.650%	11/01/2017		410,000	411,631

Independent Power and Renewable Electricity Producers—0.4%
AES Corp.
3.283%	06/01/2019	#	1,780,000	1,784,450
Talen Energy Supply LLC
5.125%	07/15/2019	^	2,015,000	1,984,775
TransAlta Corp. (Canada)
1.900%	06/03/2017		570,000	567,397

				4,336,622

Insurance—0.5%
Jackson National Life Global Funding
1.250%	02/21/2017	^	1,000,000	1,001,608
Pricoa Global Funding I
0.547%	08/19/2015	#^	490,000	490,082
Principal Life Global Funding II
1.000%	12/11/2015	^	1,150,000	1,152,061
Prudential Financial, Inc. MTN
1.054%	08/15/2018	#§	800,000	805,757
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	462,860
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	1,180,000	1,189,444

				5,101,812

Internet Software & Services—0.2%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019	^	200,000	198,021
1.625%	11/28/2017	^	900,000	900,212
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	563,695

				1,661,928

IT Services—0.5%
Alliance Data Systems Corp.
5.250%	12/01/2017	^	1,000,000	1,037,500
Computer Sciences Corp.
2.500%	09/15/2015		1,190,000	1,193,602
Fidelity National Information Services, Inc.
2.000%	04/15/2018	§	470,000	469,881
1.450%	06/05/2017		290,000	289,482
International Business Machines Corp.
1.125%	02/06/2018		900,000	894,626
Western Union Co. (The)
1.281%	08/21/2015	#	1,800,000	1,801,345

				5,686,436

Coupon Rate	Maturity Date		Face	Value
Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016		$1,500,000	$1,518,877
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017	§	520,000	519,337

				2,038,214

Machinery—0.2%
CNH Industrial Capital LLC
3.875%	07/16/2018	^	1,220,000	1,223,050
3.875%	11/01/2015		1,400,000	1,407,000

				2,630,050

Marine—0.1%
AP Moeller - Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,450,000	1,461,442

Media—0.3%
DISH DBS Corp.
4.625%	07/15/2017	§	1,120,000	1,156,400
NBCUniversal Enterprise, Inc.
0.960%	04/15/2018	#^	570,000	572,981
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017	§	1,380,000	1,380,302
1.300%	02/23/2017	§	700,000	698,651

				3,808,334

Metals & Mining—0.7%
Anglo American Capital plc (United Kingdom)
1.225%	04/15/2016	#^	300,000	299,353
ArcelorMittal (Luxembourg)
4.500%	08/05/2015		250,000	250,234
Freeport-McMoRan, Inc.
2.300%	11/14/2017		950,000	947,613
2.150%	03/01/2017		500,000	500,927
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	2,480,000	2,507,109
2.050%	10/23/2015	^	630,000	631,660
Glencore Funding LLC
2.125%	04/16/2018	^	1,340,000	1,330,814
1.635%	01/15/2019	#^	1,880,000	1,879,662

				8,347,372

Multi-Utilities—0.0%
TECO Finance, Inc.
0.871%	04/10/2018	#	440,000	441,505

Oil, Gas & Consumable Fuels—1.4%
Boardwalk Pipelines LP
5.875%	11/15/2016	§	400,000	415,004
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018	§	1,980,000	1,987,697
0.789%	05/10/2018	#§	440,000	438,822
0.700%	11/06/2015	§	1,190,000	1,191,047
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018	§	1,050,000	1,043,541
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016	§	340,000	339,787
CNPC General Capital Ltd. (Virgin Islands, British)
1.175%	05/14/2017	#^	1,100,000	1,098,807
ConocoPhillips Co.
1.500%	05/15/2018		1,030,000	1,029,682
Devon Energy Corp.
0.826%	12/15/2016	#	1,060,000	1,048,152

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Enbridge, Inc. (Canada)
0.934%	10/01/2016	#	$410,000	$409,468
0.734%	06/02/2017	#§	640,000	632,638
Enterprise Products Operating LLC
1.250%	08/13/2015		320,000	320,159
Hess Corp.
1.300%	06/15/2017		710,000	706,681
Kinder Morgan, Inc.
3.050%	12/01/2019		470,000	469,960
2.000%	12/01/2017		450,000	448,896
Marathon Oil Corp.
0.900%	11/01/2015		1,080,000	1,079,818
Murphy Oil Corp.
2.500%	12/01/2017	§	500,000	499,359
Phillips 66
2.950%	05/01/2017		310,000	318,783
Sabine Pass LNG LP
7.500%	11/30/2016		1,140,000	1,205,561
WPX Energy, Inc.
5.250%	01/15/2017	§	1,145,000	1,176,488

				15,860,350

Pharmaceuticals—2.0%
AbbVie, Inc.
2.500%	05/14/2020	§	1,340,000	1,327,759
1.800%	05/14/2018		1,880,000	1,875,774
1.750%	11/06/2017	§	1,620,000	1,625,171
1.040%	11/06/2015	#	1,800,000	1,802,766
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018		2,400,000	2,414,232
1.850%	03/01/2017		1,640,000	1,648,676
1.543%	03/12/2020	#§	1,210,000	1,224,792
1.300%	06/15/2017	§	1,100,000	1,093,093
Baxalta, Inc.
2.000%	06/22/2018	^	490,000	489,705
1.061%	06/22/2018	#^	890,000	890,384
Endo Finance LLC
5.750%	01/15/2022	^	180,000	182,700
Endo Finance LLC/Endo Finco, Inc.
7.000%	07/15/2019	^	1,400,000	1,455,300
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.000%	02/01/2025	^	375,000	382,969
Merck & Co., Inc.
0.636%	05/18/2018	#	1,400,000	1,405,767
Mylan, Inc.
1.800%	06/24/2016		270,000	270,200
1.350%	11/29/2016	§	440,000	438,815
Perrigo Co. plc (Ireland)
1.300%	11/08/2016	§	1,100,000	1,095,706
Valeant Pharmaceuticals International, Inc. (Canada)
6.125%	04/15/2025	^	710,000	732,187
5.500%	03/01/2023	^	1,320,000	1,336,500
Zoetis, Inc.
1.150%	02/01/2016		170,000	170,062

				21,862,558

Real Estate Investment Trusts (REITs)—0.2%
ARC Properties Operating Partnership LP
2.000%	02/06/2017		300,000	291,750
Health Care REIT, Inc.
3.625%	03/15/2016		564,000	572,522

Coupon Rate	Maturity Date		Face	Value
Ventas Realty LP
1.550%	09/26/2016	§	$906,000	$909,614
1.250%	04/17/2017	§	230,000	229,535

				2,003,421

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	250,000	250,611
1.750%	09/15/2017	^	780,000	782,594

				1,033,205

Road & Rail—0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	§	515,000	529,162
Hertz Corp. (The)
6.750%	04/15/2019		1,302,000	1,346,789
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		970,000	974,923
2.400%	03/15/2019	§	600,000	606,000
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	570,000	589,993
2.500%	03/15/2016	^	1,100,000	1,107,880
2.500%	06/15/2019	^	440,000	436,208
Ryder System, Inc. MTN
2.500%	03/01/2017		620,000	631,444

				6,222,399

Semiconductors & Semiconductor Equipment—0.3%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	504,501
0.950%	04/03/2016	^	2,760,000	2,753,550

				3,258,051

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017	§	490,000	492,395

Specialty Retail—0.0%
AutoZone, Inc.
1.300%	01/13/2017	§	335,000	335,681

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.
0.329%	05/03/2016	#	715,000	715,200
Hewlett-Packard Co.
1.217%	01/14/2019	#	760,000	749,967

				1,465,167

Thrifts & Mortgage Finance—0.8%
Abbey National Treasury Services plc (United Kingdom)
1.650%	09/29/2017	§	2,220,000	2,227,281
1.375%	03/13/2017		1,000,000	1,002,498
0.796%	03/13/2017	#	800,000	799,446
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,176,802
BPCE SA MTN (France)
1.527%	04/25/2016	#§	1,500,000	1,511,541
1.129%	02/10/2017	#	410,000	412,423
0.891%	06/23/2017	#§	700,000	700,260
Santander Bank NA
2.000%	01/12/2018	§	1,200,000	1,200,558

				9,030,809

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Tobacco—0.3%
BAT International Finance plc (United Kingdom)
1.850%	06/15/2018	^	$470,000	$471,462
0.796%	06/15/2018	#^	1,460,000	1,460,203
Reynolds American, Inc.
3.250%	06/12/2020		430,000	436,042
2.300%	06/12/2018		720,000	725,895
1.050%	10/30/2015		510,000	508,291

				3,601,893

Trading Companies & Distributors—0.1%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		955,000	1,019,463
GATX Corp.
2.500%	07/30/2019	§	600,000	594,793

				1,614,256

Wireless Telecommunication Services—0.2%
SBA Communications Corp.
5.625%	10/01/2019	§	850,000	887,187
T-Mobile USA, Inc.
5.250%	09/01/2018		1,300,000	1,339,000

				2,226,187

TOTAL CORPORATE OBLIGATIONS
(Cost $340,251,593)				340,658,791

FLOATING RATE LOANS—0.3%**
ARAMARK Corp., Extended Term Loan
3.250%	09/06/2019	#	1,940,000	1,941,038
Asurion LLC, Non-Amortizing 1st Lien Term Loan
3.750%	03/03/2017	#	300,000	299,673
CDW LLC, Term Loan
3.250%	04/29/2020	#	1,477,337	1,467,742
H.J. Heinz Co., 1st Lien Term Loan B2
3.250%	06/05/2020	#	329,209	329,642

TOTAL FLOATING RATE LOANS
(Cost $4,033,281)				4,038,095

MORTGAGE-BACKED SECURITIES—5.8%
Commercial Mortgage-Backed Securities—2.1%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	520,539	519,828
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	537,606	535,818
Colony American Homes, Series 2014-2A, Class A
1.137%	07/17/2031	#^	1,893,147	1,875,026
Colony American Homes, Series 2015-1A, Class A
1.387%	07/17/2032	#^	3,490,000	3,461,944
Del Coronado Trust, Series 2013-HDC, Class A
0.986%	03/15/2026	#^	1,040,000	1,040,505
Hilton USA Trust, Series 2013-HLF, Class AFL
1.185%	11/05/2030	#^	2,631,192	2,631,656

Coupon Rate	Maturity Date		Face	Value
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	$1,188,539	$1,185,737
Invitation Homes Trust, Series 2014-SFR1, Class A
1.185%	06/17/2031	#^	5,220,000	5,171,276
Invitation Homes Trust, Series 2014-SFR2, Class A
1.286%	09/17/2031	#^	3,170,000	3,145,293
Invitation Homes Trust, Series 2015-SFR3, Class A
1.483%	08/17/2032	#^	1,380,000	1,387,672
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.436%	01/15/2032	#^	2,390,000	2,387,673
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	423,921	470,927
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		147,270	147,321

				23,960,676

Non-Agency Mortgage-Backed Securities—2.4%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.706%	10/20/2032	#	420,619	426,534
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		37,284	38,094
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	2,280,717	2,150,688
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.637%	11/25/2023	#	1,439,147	1,441,363
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.237%	03/25/2025	#	718,743	716,960
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.187%	10/25/2023	#	1,472,558	1,491,944
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.787%	01/25/2024	#	1,639,734	1,649,803
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.137%	05/25/2024	#	1,948,379	1,933,737
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.137%	05/25/2024	#	1,064,086	1,058,168
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.387%	07/25/2024	#	4,427,860	4,425,657
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.676%	10/18/2054	#^	1,485,029	1,490,092

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
GSAMP Trust, Series 2004-SEA2, Class M1
0.837%	03/25/2034	#	$886,528	$888,315
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	769,818	761,819
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.447%	11/25/2035	#	801,511	794,686
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	682,104	685,990
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	499,421	506,045
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	868,242	843,129
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,501,849	1,460,148
Springleaf Mortgage Loan Trust, Series 2012-2A, Class A
2.220%	10/25/2057	#^	341,760	343,461
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	431,477	433,409
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	1,403,514	1,405,297
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	630,446	633,476
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
0.867%	01/25/2033	#	1,400,250	1,342,086

				26,920,901

U.S. Government Agency Mortgage-Backed Securities—1.3%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	4,746,607	4,869,814
Federal Home Loan Mortgage Corp.
2.483%	12/01/2039	#	117,687	125,809
2.421%	09/01/2035	#	2,572,835	2,762,834
Federal National Mortgage Association
3.135%	07/01/2041	#	2,037,782	2,174,899
2.978%	06/01/2041	#	954,826	1,016,105
2.377%	03/01/2036	#	103,004	111,274
2.137%	03/01/2036	#	1,344,164	1,433,893
FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A
0.537%	04/25/2019	#	108,995	108,575
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.635%	10/07/2020	#	915,468	920,311
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		53,533	53,726

Coupon Rate	Maturity Date		Face	Value
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.565%	03/06/2020	#	$570,082	$571,198

				14,148,438

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $65,162,757)				65,030,015

CONVERTIBLE DEBT OBLIGATIONS—36.8%
Aerospace & Defense—0.1%
KEYW Holding Corp. (The)
2.500%	07/15/2019		1,180,000	1,028,075

Air Freight & Logistics—0.3%
Echo Global Logistics, Inc.
2.500%	05/01/2020		1,545,000	1,666,669
UTi Worldwide, Inc. (Virgin Islands, British)
4.500%	03/01/2019		1,980,000	2,031,975

				3,698,644

Automobiles—0.4%
Tesla Motors, Inc.
0.250%	03/01/2019		4,350,000	4,322,813

Biotechnology—1.4%
BioMarin Pharmaceutical, Inc.
0.750%	10/15/2018		2,781,000	4,300,121
Cepheid, Inc.
1.250%	02/01/2021		6,220,000	7,219,088
Emergent BioSolutions, Inc.
2.875%	01/15/2021		1,323,000	1,642,174
Ironwood Pharmaceuticals, Inc.
2.250%	06/15/2022	^	1,035,000	1,018,828
Ligand Pharmaceuticals, Inc.
0.750%	08/15/2019	^	930,000	1,346,756

				15,526,967

Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017	^	905,000	1,105,231

Capital Markets—0.9%
Ares Capital Corp.
5.125%	06/01/2016		2,965,000	3,068,775
4.375%	01/15/2019		1,150,000	1,176,594
Horizon Pharma Investment Ltd. (Bermuda)
2.500%	03/15/2022	^	2,067,000	2,866,671
RWT Holdings, Inc.
5.625%	11/15/2019	^	1,780,000	1,712,137
Walter Investment Management Corp.
4.500%	11/01/2019		1,995,000	1,643,381

				10,467,558

Communications Equipment—1.0%
Brocade Communications Systems, Inc.
1.375%	01/01/2020	^	5,710,000	5,952,675
CalAmp Corp.
1.625%	05/15/2020	^	1,190,000	1,134,219
Ciena Corp.
0.875%	06/15/2017		1,090,000	1,099,537
Finisar Corp.
0.500%	12/15/2033		2,195,000	2,131,894
InterDigital, Inc.
1.500%	03/01/2020	^	1,450,000	1,492,594

				11,810,919

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Construction Materials—0.1%
Cemex SAB de CV (Mexico)
3.720%	03/15/2020	^	$1,535,000	$1,616,547

Consumer Finance—0.5%
Encore Capital Group, Inc.
3.000%	07/01/2020		2,205,000	2,357,972
PRA Group, Inc.
3.000%	08/01/2020		2,923,000	3,355,969

				5,713,941

Diversified Telecommunication Services—0.4%
Clearwire Communications LLC/Clearwire Finance, Inc.
8.250%	12/01/2040	^	4,635,000	5,046,356

Electrical Equipment—0.3%
SolarCity Corp.
1.625%	11/01/2019	^	3,780,000	3,477,600

Electronic Equipment, Instruments & Components—0.3%
InvenSense, Inc.
1.750%	11/01/2018		1,470,000	1,423,144
TTM Technologies, Inc.
1.750%	12/15/2020		1,853,000	2,166,852

				3,589,996

Energy Equipment & Services—0.6%
Hornbeck Offshore Services, Inc.
1.500%	09/01/2019		2,820,000	2,308,875
SEACOR Holdings, Inc.
3.000%	11/15/2028		250,000	223,750
2.500%	12/15/2027		4,300,000	4,423,625

				6,956,250

Health Care Equipment & Supplies—2.9%
Alere, Inc.
3.000%	05/15/2016		2,625,000	3,269,766
HeartWare International, Inc.
1.750%	12/15/2021	^	1,805,000	1,784,694
Hologic, Inc.
0.000%	12/15/2043		2,020,000	2,455,562
Hologic, Inc., Series 2012
2.000%	03/01/2042		5,297,000	6,998,661
Insulet Corp.
2.000%	06/15/2019		1,648,000	1,598,560
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		3,240,000	3,954,825
NuVasive, Inc.
2.750%	07/01/2017		5,580,000	7,114,500
Spectranetics Corp. (The)
2.625%	06/01/2034		2,015,000	2,083,006
Wright Medical Group, Inc.
2.000%	02/15/2020	^	3,540,000	3,774,525

				33,034,099

Health Care Providers & Services—1.0%
Brookdale Senior Living, Inc.
2.750%	06/15/2018		2,667,000	3,488,769
HealthSouth Corp.
2.000%	12/01/2043		1,231,000	1,571,833
Healthways, Inc.
1.500%	07/01/2018		880,000	824,450

Coupon Rate	Maturity Date		Face	Value
Molina Healthcare, Inc.
1.625%	08/15/2044	^	$1,765,000	$2,344,141
1.625%	08/15/2044		2,625,000	3,486,328
Omnicare, Inc., Series OCR
3.250%	12/15/2035		40,000	49,325

				11,764,846

Health Care Technology—0.8%
Allscripts Healthcare Solutions, Inc.
1.250%	07/01/2020		3,790,000	3,875,275
Medidata Solutions, Inc.
1.000%	08/01/2018		4,275,000	5,071,219

				8,946,494

Household Durables—1.3%
Jarden Corp.
1.875%	09/15/2018		645,000	1,084,406
1.125%	03/15/2034		3,701,000	4,327,857
Ryland Group, Inc. (The)
0.250%	06/01/2019		4,628,000	4,489,160
Toll Brothers Finance Corp.
0.500%	09/15/2032		4,870,000	5,076,975

				14,978,398

Independent Power and Renewable Electricity Producers—0.5%
NRG Yield, Inc.
3.500%	02/01/2019	^	1,710,000	1,856,419
3.250%	06/01/2020	^	3,780,000	3,787,087

				5,643,506

Industrial Conglomerates—0.4%
Siemens Financieringsmaatschappij NV (Netherlands)
1.050%	08/16/2017		4,000,000	4,289,320

Insurance—0.2%
AmTrust Financial Services, Inc.
2.750%	12/15/2044		1,895,000	1,841,703

Internet & Catalog Retail—2.0%
Ctrip.com International Ltd. (Cayman Islands)
1.990%	07/01/2025	^	1,620,000	1,580,513
1.250%	10/15/2018		810,000	926,437
1.000%	07/01/2020	^	3,060,000	2,996,888
HomeAway, Inc.
0.125%	04/01/2019		5,330,000	5,133,456
Priceline Group, Inc. (The)
0.900%	09/15/2021	^	3,405,000	3,256,031
0.350%	06/15/2020		5,880,000	6,548,850
Shutterfly, Inc.
0.250%	05/15/2018		1,690,000	1,709,013

				22,151,188

Internet Software & Services—3.5%
Akamai Technologies, Inc.
0.000%	02/15/2019		5,085,000	5,317,029
Blucora, Inc.
4.250%	04/01/2019		3,900,000	3,880,500
Envestnet, Inc.
1.750%	12/15/2019		1,105,000	1,075,303
j2 Global, Inc.
3.250%	06/15/2029		3,368,000	3,921,615
LinkedIn Corp.
0.500%	11/01/2019	^	6,060,000	6,090,330
Twitter, Inc.
0.250%	09/15/2019	^	4,310,000	3,873,613

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Web.com Group, Inc.
1.000%	08/15/2018		$5,180,000	$5,154,100
WebMD Health Corp.
2.500%	01/31/2018		2,605,000	2,665,241
1.500%	12/01/2020		4,030,000	4,347,362
Yahoo!, Inc.
0.000%	12/01/2018		2,605,000	2,684,778

				39,009,871

IT Services—1.0%
Cardtronics, Inc.
1.000%	12/01/2020		5,745,000	5,666,006
Euronet Worldwide, Inc.
1.500%	10/01/2044	^	4,775,000	5,285,328

				10,951,334

Life Sciences Tools & Services—0.8%
Illumina, Inc.
0.500%	06/15/2021		3,120,000	3,859,050
0.000%	06/15/2019		4,330,000	5,090,456

				8,949,506

Machinery—0.8%
Chart Industries, Inc.
2.000%	08/01/2018		4,334,000	4,209,397
Meritor, Inc.
4.000%	02/15/2027		3,130,000	3,237,594
Navistar International Corp.
4.750%	04/15/2019		1,470,000	1,265,119

				8,712,110

Media—0.5%
Liberty Media Corp.
1.375%	10/15/2023		3,750,000	3,581,250
Live Nation Entertainment, Inc.
2.500%	05/15/2019		2,050,000	2,217,844

				5,799,094

Metals & Mining—1.5%
Newmont Mining Corp., Series B
1.625%	07/15/2017		3,795,000	3,844,809
Royal Gold, Inc.
2.875%	06/15/2019		4,190,000	4,310,462
RTI International Metals, Inc.
1.625%	10/15/2019		6,620,000	7,211,663
United States Steel Corp.
2.750%	04/01/2019		1,240,000	1,372,525

				16,739,459

Oil, Gas & Consumable Fuels—1.7%
Cheniere Energy, Inc.
4.250%	03/15/2045		1,720,000	1,296,450
Chesapeake Energy Corp.
2.500%	05/15/2037		4,070,000	3,876,675
Cobalt International Energy, Inc.
3.125%	05/15/2024		3,385,000	2,468,934
Goodrich Petroleum Corp.
5.000%	10/01/2032		1,430,000	722,150
Scorpio Tankers, Inc. (Marshall Islands)
2.375%	07/01/2019	^	3,405,000	3,651,863

Coupon Rate	Maturity Date		Face	Value
Whiting Petroleum Corp.
1.250%	04/01/2020	^	$6,430,000	$7,056,925

				19,072,997

Personal Products—0.2%
Herbalife Ltd. (Cayman Islands)
2.000%	08/15/2019		2,325,000	2,063,449

Pharmaceuticals—0.7%
Jazz Investments I Ltd. (Bermuda)
1.875%	08/15/2021	^	4,668,000	5,452,807
Medicines Co. (The)
2.500%	01/15/2022	^	2,065,000	2,268,919
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		240,000	336,600

				8,058,326

Professional Services—0.5%
Huron Consulting Group, Inc.
1.250%	10/01/2019	^	4,985,000	5,439,881

Real Estate Investment Trusts (REITs)—1.1%
Colony Financial, Inc.
5.000%	04/15/2023		1,475,000	1,552,437
Extra Space Storage LP
2.375%	07/01/2033	^	2,185,000	2,665,700
National Health Investors, Inc.
3.250%	04/01/2021		3,600,000	3,570,750
Starwood Property Trust, Inc.
4.550%	03/01/2018		4,090,000	4,281,719

				12,070,606

Real Estate Management & Development—0.2%
Forest City Enterprises, Inc.
3.625%	08/15/2020		2,005,000	2,190,463

Semiconductors & Semiconductor Equipment—2.6%
Lam Research Corp.
0.500%	05/15/2016		895,000	1,191,469
Microchip Technology, Inc.
1.625%	02/15/2025	^	4,385,000	4,445,294
NVIDIA Corp.
1.000%	12/01/2018		6,530,000	7,513,581
NXP Semiconductors NV (Netherlands)
1.000%	12/01/2019	^	4,098,000	4,797,221
ON Semiconductor Corp.
1.000%	12/01/2020	^	4,270,000	4,245,981
Photronics, Inc.
3.250%	04/01/2019		510,000	574,069
SunEdison, Inc.
3.375%	06/01/2025	^	1,325,000	1,375,516
2.625%	06/01/2023	^	1,335,000	1,358,362
0.250%	01/15/2020	^	1,855,000	2,263,100
SunPower Corp.
0.875%	06/01/2021		1,065,000	1,026,394

				28,790,987

Software—4.5%
Citrix Systems, Inc.
0.500%	04/15/2019		6,180,000	6,558,525
Electronic Arts, Inc.
0.750%	07/15/2016		285,000	596,006
FireEye, Inc., Series A
1.000%	06/01/2035	^	3,675,000	3,941,437
FireEye, Inc., Series B
1.625%	06/01/2035	^	1,145,000	1,226,581

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
NetSuite, Inc.
0.250%	06/01/2018		$4,205,000	$4,399,481
Nuance Communications, Inc.
2.750%	11/01/2031		1,200,000	1,220,250
1.500%	11/01/2035		1,957,000	2,031,611
Proofpoint, Inc.
0.750%	06/15/2020	^	2,120,000	2,288,275
Red Hat, Inc.
0.250%	10/01/2019	^	4,430,000	5,443,362
Rovi Corp.
0.500%	03/01/2020	^	3,410,000	3,132,938
Salesforce.com, Inc.
0.250%	04/01/2018		6,085,000	7,412,291
Synchronoss Technologies, Inc.
0.750%	08/15/2019		3,259,000	3,654,154
TiVo, Inc.
2.000%	10/01/2021	^	3,560,000	3,259,625
Verint Systems, Inc.
1.500%	06/01/2021		3,870,000	4,397,288
Workday, Inc.
0.750%	07/15/2018		890,000	1,007,369

				50,569,193

Specialty Retail—0.3%
Restoration Hardware Holdings, Inc.
0.000%	06/15/2019	^	1,655,000	1,699,478
0.000%	07/15/2020	^	1,170,000	1,167,806

				2,867,284

Technology Hardware, Storage & Peripherals—0.7%
Electronics For Imaging, Inc.
0.750%	09/01/2019	^	4,320,000	4,517,100
SanDisk Corp.
0.500%	10/15/2020		3,240,000	3,156,975

				7,674,075

Textiles, Apparel & Luxury Goods—0.3%
Iconix Brand Group, Inc.
1.500%	03/15/2018		3,192,000	3,271,800

Transportation Infrastructure—0.4%
Macquarie Infrastructure Corp.
2.875%	07/15/2019		3,545,000	4,194,178

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $401,556,429)				413,435,064

U.S. TREASURY OBLIGATIONS—11.4%
U.S. Treasury Notes—11.4%
U.S. Treasury Note
1.125%	06/15/2018		1,490,000	1,495,704
1.000%	09/15/2017-
	02/15/2018		47,430,000	47,616,699
0.875%	04/30/2017-
	11/15/2017		43,179,000	43,350,967
0.875%	09/15/2016	‡‡	8,000,000	8,046,872
0.625%	07/15/2016	‡‡	9,000,000	9,025,308
0.625%	02/15/2017-
	05/31/2017		4,590,000	4,590,755
0.500%	01/31/2017		12,330,000	12,327,115

Coupon Rate	Maturity Date			Face	Value
0.500%	06/15/2016	‡‡		$685,000	$686,338
0.375%	10/31/2016			650,000	649,644

					127,789,402

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $127,530,888)					127,789,402

GOVERNMENT RELATED OBLIGATIONS—2.6%
U.S. Government Agencies—0.4%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016			4,340,000	4,341,836

Non-U.S. Government Agencies—0.4%
Allied Irish Banks plc MTN (Ireland)
2.875%	11/28/2016		EUR	1,000,000	1,139,435
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017			$1,300,000	1,306,372
0.625%	01/30/2017			2,290,000	2,289,059

					4,734,866

Sovereign Debt—0.6%
Bank of England Euro Note (United Kingdom)
1.250%	03/16/2018	^		3,600,000	3,616,200
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018	^		2,155,000	2,159,790
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^		1,240,000	1,242,598

					7,018,588

Supranational—0.9%
Asian Development Bank MTN
0.750%	07/28/2017			3,250,000	3,247,689
European Investment Bank
1.125%	12/15/2016- 08/15/2018			3,425,000	3,433,918
International Bank for Reconstruction & Development
0.625%	09/26/2016			3,500,000	3,505,177

					10,186,784

U.S. Municipal Bonds—0.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017			1,000,000	1,006,540

Non-U.S. Regional Authority Bonds—0.2%
Province of British Columbia (Canada)
1.200%	04/25/2017			1,500,000	1,512,733

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $28,991,748)					28,801,347

ASSET-BACKED SECURITIES—4.7%
Automobiles—2.8%
Ally Master Owner Trust Series 2013-1, Class A1
0.636%	02/15/2018	#		2,200,000	2,200,755
Ally Master Owner Trust Series 2013-2, Class A
0.636%	04/15/2018	#		1,900,000	1,901,091
Capital Auto Receivables Asset Trust Series 2015-2, Class A2
1.390%	09/20/2018			1,880,000	1,880,837
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018			380,000	381,171

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		$370,000	$370,142
CarMax Auto Owner Trust Series 2015-2, Class A3
1.370%	03/16/2020		2,985,000	2,989,318
Fifth Third Auto Trust Series 2014-1, Class A3
0.680%	04/16/2018		1,860,000	1,858,279
Ford Credit Auto Lease Trust Series 2013-B, Class A3
0.760%	09/15/2016		298,013	298,159
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.735%	12/10/2027	#^	588,237	588,491
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.486%	02/15/2018	#	5,450,000	5,450,752
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	6,660,000	6,664,435
Porsche Innovative Lease Owner Trust Series 2015-1, Class A3
1.190%	07/23/2018	^	3,300,000	3,297,644
Santander Drive Auto Receivables Trust Series 2014-3, Class B
1.450%	05/15/2019		2,800,000	2,805,015
World Omni Automobile Lease Securitization Trust Series 2013-A, Class A2A
0.730%	05/16/2016		156,799	156,837

				30,842,926

Credit Card—0.6%
Chase Issuance Trust Series 2007-B1, Class B1
0.436%	04/15/2019	#	2,000,000	1,988,472
Citibank Credit Card Issuance Trust Series 2003-A7, Class A7
4.150%	07/07/2017		2,700,000	2,701,668
Synchrony Credit Card Master Note Trust Series 2015-2, Class A
1.600%	04/15/2021		1,965,000	1,965,117

				6,655,257

Other—1.1%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		1,076,410	1,076,946
CNH Equipment Trust Series 2015-B, Class A3
1.370%	07/15/2020		3,400,000	3,400,909
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	270,000	269,765
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	2,635,000	2,638,349
MMAF Equipment Finance LLC Series 2015-AA, Class A3
1.390%	10/16/2019	^	2,635,000	2,636,846

Coupon Rate	Maturity Date		Face	Value
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.885%	12/10/2018	#^	$2,300,000	$2,300,729

				12,323,544

Student Loan—0.2%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.524%	12/07/2020	#	1,322,058	1,323,512
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.467%	06/25/2021	#^	876,362	876,341
SLM Student Loan Trust Series 2014-1, Class A1
0.467%	05/28/2019	#	323,131	323,093

				2,522,946

TOTAL ASSET-BACKED SECURITIES
(Cost $52,433,432)				52,344,673

			Shares	Value
MONEY MARKET FUNDS—1.7%
Institutional Money Market Fund—1.7%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14% (Cost $18,718,075)			¥18,718,075	18,718,075

TOTAL INVESTMENTS—99.9%
(Cost $1,111,032,741)				1,121,303,487
Other assets less liabilities—0.1%				642,846

NET ASSETS—100.0%				$1,121,946,333

Notes to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $303,702,060, which represents 27.1% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—24.3%
Aerospace & Defense—0.6%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$125,238
4.875%	02/15/2020	200,000	225,799
General Dynamics Corp.
2.250%	11/15/2022	500,000	474,553
Honeywell International, Inc.
5.700%	03/15/2036	300,000	361,393
4.250%	03/01/2021	750,000	830,200
3.350%	12/01/2023	300,000	307,597
L-3 Communications Corp.
4.950%	02/15/2021	300,000	320,544
3.950%	05/28/2024	350,000	340,849
Lockheed Martin Corp.
4.070%	12/15/2042	285,000	270,381
3.800%	03/01/2045	300,000	268,573
Northrop Grumman Corp.
4.750%	06/01/2043	720,000	730,210
3.850%	04/15/2045	300,000	265,072
3.500%	03/15/2021	300,000	309,984
1.750%	06/01/2018	500,000	499,140
Precision Castparts Corp.
4.375%	06/15/2045	500,000	497,220
2.500%	01/15/2023	200,000	191,916
1.250%	01/15/2018	500,000	497,271
Raytheon Co.
6.750%	03/15/2018	1,150,000	1,311,801
United Technologies Corp.
6.700%	08/01/2028	150,000	193,640
4.500%	06/01/2042	200,000	203,655
3.100%	06/01/2022	1,050,000	1,059,329
1.800%	06/01/2017	300,000	304,456

			9,588,821

Air Freight & Logistics—0.1%
FedEx Corp.
4.500%	02/01/2065	300,000	262,848
3.875%	08/01/2042	200,000	173,810
2.625%	08/01/2022	200,000	194,176
United Parcel Service, Inc.
6.200%	01/15/2038	300,000	375,761
2.450%	10/01/2022	400,000	386,373

			1,392,968

Airlines—0.1%
American Airlines Pass Through Trust, Series 2011-1, Class A
5.250%	01/31/2021	216,837	234,184
Continental Airlines, Inc., Series 2010-1, Class A
4.750%	01/12/2021	239,786	254,772
Delta Air Lines Pass Through Trust, Series 2010-2A
4.950%	05/23/2019	630,644	668,482
United Airlines Pass Through Trust, Series 2014-2, Class A
3.750%	09/03/2026	200,000	198,000

			1,355,438

Auto Components—0.1%
BorgWarner, Inc.
3.375%	03/15/2025	300,000	295,802

Coupon Rate	Maturity Date		Face	Value
Johnson Controls, Inc.
4.250%	03/01/2021		$300,000	$317,334
3.625%	07/02/2024		500,000	501,821

				1,114,957

Automobiles—0.1%
Ford Motor Co.
7.450%	07/16/2031		200,000	256,210
4.750%	01/15/2043		200,000	194,653
General Motors Co.
5.200%	04/01/2045		500,000	497,080
4.000%	04/01/2025		380,000	374,512
3.500%	10/02/2018		500,000	517,505

				1,839,960

Banks—3.4%
Agricultural Bank of China (China)
2.750%	05/21/2020		500,000	497,464
Associated Banc-Corp
4.250%	01/15/2025		400,000	394,861
Australia & New Zealand Banking Group Ltd. (Australia)
1.250%	01/10/2017		500,000	501,543
1.250%	06/13/2017		400,000	400,804
Bank of America Corp.
7.800%	09/15/2016		400,000	429,459
6.875%	11/15/2018		250,000	287,094
5.875%	01/05/2021		400,000	458,198
5.750%	08/15/2016		700,000	733,204
5.625%	07/01/2020		500,000	564,148
5.490%	03/15/2019		100,000	109,700
3.875%	03/22/2017		700,000	728,077
Bank of America Corp. MTN
6.875%	04/25/2018		500,000	565,206
5.875%	02/07/2042		300,000	347,218
5.000%	05/13/2021		300,000	329,751
4.875%	04/01/2044		750,000	764,751
4.250%	10/22/2026		400,000	392,710
4.000%	04/01/2024		500,000	509,721
4.000%	01/22/2025		500,000	488,103
3.300%	01/11/2023		500,000	493,231
Bank of America Corp., Series L MTN
5.650%	05/01/2018		500,000	549,615
Bank of America Corp., Series L
4.750%	04/21/2045		350,000	325,828
3.950%	04/21/2025	†	200,000	193,024
2.250%	04/21/2020		200,000	196,581
Bank of America NA, Bank Note
1.250%	02/14/2017		1,000,000	999,843
Bank of Montreal (Canada)
1.400%	04/10/2018		750,000	745,940
Bank of Montreal MTN (Canada)
2.500%	01/11/2017		400,000	409,101
1.300%	07/14/2017		650,000	650,440
Bank of Nova Scotia (The) (Canada)
1.450%	04/25/2018		300,000	298,762
Bank of Nova Scotia (The), Bank Note (Canada)
1.250%	04/11/2017		750,000	751,897
Barclays Bank plc, Bank Note (United Kingdom)
5.125%	01/08/2020		500,000	556,494
Barclays plc (United Kingdom)
2.875%	06/08/2020		250,000	248,529
2.750%	11/08/2019		400,000	397,488
BB&T Corp.
5.250%	11/01/2019		500,000	551,306

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BB&T Corp. MTN
2.450%	01/15/2020		$500,000	$501,435
1.600%	08/15/2017		400,000	401,474
BNP Paribas SA (France)
4.250%	10/15/2024		400,000	395,067
BNP Paribas SA MTN (France)
2.400%	12/12/2018		600,000	607,504
1.375%	03/17/2017		1,000,000	999,220
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		400,000	442,453
Capital One Bank USA NA
8.800%	07/15/2019		500,000	613,896
2.300%	06/05/2019		400,000	397,373
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		400,000	398,134
Citigroup, Inc.
8.500%	05/22/2019		300,000	366,220
8.125%	07/15/2039		500,000	719,953
6.625%	06/15/2032		350,000	415,425
6.125%	11/21/2017		750,000	825,440
6.000%	08/15/2017		600,000	652,939
5.500%	09/13/2025		200,000	216,585
5.375%	08/09/2020		400,000	447,712
4.500%	01/14/2022		500,000	539,343
4.050%	07/30/2022		300,000	307,664
3.875%	10/25/2023		200,000	204,465
3.300%	04/27/2025		1,000,000	963,599
1.550%	08/14/2017		750,000	749,072
Citizens Bank NA MTN
1.600%	12/04/2017		500,000	499,471
Commonwealth Bank of Australia (Australia)
1.125%	03/13/2017		350,000	350,409
Corpbanca SA (Chile)
3.875%	09/22/2019	^	400,000	407,010
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)
4.875%	05/15/2045	^	350,000	338,058
Discover Bank
7.000%	04/15/2020		200,000	233,009
Discover Bank, Bank Note
4.250%	03/13/2026		200,000	198,438
Fifth Third Bancorp
4.300%	01/16/2024		300,000	308,426
Fifth Third Bank/Ohio, Bank Note
2.875%	10/01/2021		400,000	396,404
First Republic Bank
2.375%	06/17/2019		500,000	499,964
HSBC Bank USA NA
4.875%	08/24/2020		400,000	443,016
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042		500,000	606,493
5.250%	03/14/2044		1,000,000	1,041,170
4.250%	03/14/2024		500,000	505,905
4.000%	03/30/2022		500,000	523,950
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		500,000	504,222
Intesa Sanpaolo SpA (Italy)
3.875%	01/15/2019		400,000	411,871
JPMorgan Chase & Co.
6.300%	04/23/2019		500,000	573,106
5.600%	07/15/2041		200,000	227,243

Coupon Rate	Maturity Date		Face	Value
4.950%	03/25/2020		$1,000,000	$1,102,976
4.850%	02/01/2044		500,000	517,849
4.625%	05/10/2021		300,000	324,747
4.500%	01/24/2022		400,000	429,035
3.200%	01/25/2023		500,000	490,880
3.125%	01/23/2025		1,000,000	955,923
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		1,400,000	1,401,557
KeyCorp MTN
5.100%	03/24/2021		500,000	555,432
LBBW (Germany)
7.625%	02/01/2023		200,000	254,690
Lloyds Bank plc (United Kingdom)
3.500%	05/14/2025		500,000	491,931
2.350%	09/05/2019		400,000	400,520
Manufacturers & Traders Trust Co., Bank Note
2.100%	02/06/2020		500,000	492,946
National City Corp.
6.875%	05/15/2019		500,000	580,363
PNC Bank NA
1.500%	10/18/2017		400,000	400,672
PNC Bank NA, Bank Note
1.300%	10/03/2016		250,000	251,095
1.150%	11/01/2016		500,000	500,737
PNC Funding Corp.
2.700%	09/19/2016		400,000	407,011
Royal Bank of Canada (Canada)
1.200%	01/23/2017		155,000	155,690
Royal Bank of Canada MTN (Canada)
1.400%	10/13/2017		500,000	501,618
1.250%	06/16/2017		500,000	501,200
Royal Bank of Scotland Group plc (United Kingdom)
6.400%	10/21/2019		1,000,000	1,118,583
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021	†	300,000	344,660
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022		200,000	199,917
1.750%	01/16/2018		300,000	301,252
1.300%	01/10/2017		500,000	500,599
Svenska Handelsbanken AB (Sweden)
2.250%	06/17/2019		500,000	502,793
Toronto-Dominion Bank (The) MTN (Canada)
1.625%	03/13/2018		200,000	201,202
Union Bank NA
2.625%	09/26/2018		500,000	508,297
US Bancorp MTN
2.950%	07/15/2022		200,000	197,043
1.650%	05/15/2017		500,000	506,157
US Bank NA, Bank Note
1.100%	01/30/2017		500,000	501,252
Wells Fargo & Co.
5.375%	11/02/2043		350,000	374,540
4.480%	01/16/2024		784,000	826,227
3.900%	05/01/2045		390,000	351,868
1.500%	01/16/2018		500,000	499,247
1.250%	07/20/2016		560,000	562,461
Wells Fargo & Co. MTN
4.600%	04/01/2021		500,000	548,155
3.500%	03/08/2022		300,000	308,437
3.000%	02/19/2025		340,000	326,035
2.100%	05/08/2017		800,000	813,789
1.150%	06/02/2017		700,000	698,425
Wells Fargo & Co., Series M
3.450%	02/13/2023		300,000	298,673

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Wells Fargo & Co., Series N
2.150%	01/30/2020	$750,000	$743,322
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	119,969
Wells Fargo Bank NA, Bank Note
6.600%	01/15/2038	300,000	389,709
Westpac Banking Corp. (Australia)
4.875%	11/19/2019	1,000,000	1,109,724

			58,672,437

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc.
2.625%	01/17/2023	200,000	192,143
1.125%	01/27/2017	1,000,000	1,003,013
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	447,457
7.750%	01/15/2019	500,000	593,754
6.875%	11/15/2019	300,000	358,370
5.375%	01/15/2020	500,000	564,298
3.750%	07/15/2042	200,000	177,010
Coca-Cola Co. (The)
3.200%	11/01/2023	350,000	353,913
3.150%	11/15/2020	200,000	208,709
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021	300,000	328,692
Coca-Cola Femsa SAB de CV (Mexico)
2.375%	11/26/2018	350,000	355,810
Diageo Capital plc (United Kingdom)
1.125%	04/29/2018	500,000	494,020
Diageo Investment Corp.
7.450%	04/15/2035	750,000	1,009,110
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019	300,000	302,760
PepsiCo, Inc.
5.500%	01/15/2040	500,000	569,884
5.000%	06/01/2018	400,000	438,886
3.000%	08/25/2021	500,000	512,653
2.750%	03/01/2023	400,000	394,102

			8,304,584

Biotechnology—0.3%
Amgen, Inc.
6.900%	06/01/2038	267,000	335,344
6.150%	06/01/2018	500,000	562,129
5.850%	06/01/2017	250,000	270,795
5.150%	11/15/2041	300,000	309,194
4.400%	05/01/2045	270,000	249,796
3.875%	11/15/2021	300,000	315,038
3.625%	05/22/2024	400,000	397,542
Celgene Corp.
4.625%	05/15/2044	600,000	574,764
1.900%	08/15/2017	200,000	202,177
Gilead Sciences, Inc.
4.500%	02/01/2045	1,000,000	998,576
4.400%	12/01/2021	300,000	327,917
2.050%	04/01/2019	750,000	754,662

			5,297,934

Capital Markets—1.4%
Ameriprise Financial, Inc.
3.700%	10/15/2024	400,000	409,255

Coupon Rate	Maturity Date		Face	Value
BlackRock, Inc.
4.250%	05/24/2021		$500,000	$546,841
3.375%	06/01/2022		500,000	515,005
Credit Suisse (Switzerland)
5.400%	01/14/2020		200,000	221,357
Credit Suisse MTN (Switzerland)
3.625%	09/09/2024		400,000	398,086
1.375%	05/26/2017		1,000,000	999,537
Credit Suisse USA, Inc.
7.125%	07/15/2032		750,000	975,179
Deutsche Bank AG (Germany)
6.000%	09/01/2017		650,000	707,595
4.296%	05/24/2028	#	500,000	473,363
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037		1,000,000	1,176,557
6.250%	09/01/2017		500,000	547,545
6.250%	02/01/2041		500,000	592,994
6.150%	04/01/2018		500,000	556,152
5.950%	01/15/2027		300,000	336,870
5.750%	01/24/2022		300,000	341,524
5.625%	01/15/2017		750,000	794,480
5.250%	07/27/2021		300,000	333,417
4.000%	03/03/2024		500,000	509,280
3.500%	01/23/2025		500,000	485,481
2.625%	01/31/2019		1,000,000	1,012,891
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019		300,000	352,553
5.375%	03/15/2020		300,000	334,266
Jefferies Group LLC
6.250%	01/15/2036		230,000	229,378
5.125%	04/13/2018		300,000	318,978
Lazard Group LLC
4.250%	11/14/2020		400,000	421,088
Morgan Stanley
7.250%	04/01/2032		100,000	132,387
6.375%	07/24/2042		300,000	369,122
5.750%	01/25/2021		600,000	684,083
4.875%	11/01/2022		1,000,000	1,065,349
4.750%	03/22/2017		300,000	316,562
3.750%	02/25/2023		300,000	303,643
2.500%	01/24/2019		1,000,000	1,009,787
Morgan Stanley MTN
6.625%	04/01/2018		500,000	561,242
5.950%	12/28/2017		500,000	549,799
5.750%	10/18/2016		640,000	676,575
5.450%	01/09/2017		500,000	529,966
3.700%	10/23/2024		400,000	398,847
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	352,225
Northern Trust Corp.
3.950%	10/30/2025		300,000	310,372
3.375%	08/23/2021		500,000	523,223
State Street Corp.
3.700%	11/20/2023		400,000	413,640
3.100%	05/15/2023		200,000	196,139
UBS AG MTN (Switzerland)
7.375%	06/15/2017		100,000	110,677
5.875%	07/15/2016		700,000	731,023
1.375%	08/14/2017		500,000	498,347

				23,322,680

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	451,552

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Airgas, Inc.
2.375%	02/15/2020	$300,000	$296,737
CF Industries, Inc.
3.450%	06/01/2023	400,000	387,942
Cytec Industries, Inc.
3.950%	05/01/2025	135,000	133,086
Dow Chemical Co. (The)
8.550%	05/15/2019	629,000	767,546
5.250%	11/15/2041	300,000	307,127
4.125%	11/15/2021	150,000	157,547
3.000%	11/15/2022	500,000	481,797
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041	200,000	212,116
4.250%	04/01/2021	300,000	326,026
2.800%	02/15/2023	300,000	292,613
Eastman Chemical Co.
2.700%	01/15/2020	400,000	399,124
Ecolab, Inc.
5.500%	12/08/2041	300,000	328,935
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024	500,000	570,564
5.000%	04/15/2019	500,000	542,072
Methanex Corp. (Canada)
3.250%	12/15/2019	400,000	402,854
Monsanto Co.
5.500%	08/15/2025	200,000	227,652
Mosaic Co. (The)
5.625%	11/15/2043	400,000	427,705
Potash Corp of Saskatchewan, Inc. (Canada)
3.625%	03/15/2024	250,000	253,060
PPG Industries, Inc.
3.600%	11/15/2020	400,000	418,117
Praxair, Inc.
2.200%	08/15/2022	400,000	381,219
Rockwood Specialties Group, Inc.
4.625%	10/15/2020	250,000	260,625
Sigma-Aldrich Corp.
3.375%	11/01/2020	360,000	374,139
Valspar Corp. (The)
4.400%	02/01/2045	200,000	182,762

			8,582,917

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041	200,000	227,874
5.500%	09/15/2019	300,000	335,403
Waste Management, Inc.
4.750%	06/30/2020	750,000	827,802

			1,391,079

Communications Equipment—0.2%
Cisco Systems, Inc.
5.900%	02/15/2039	500,000	598,389
4.950%	02/15/2019	500,000	552,348
2.450%	06/15/2020	420,000	423,285
Harris Corp.
6.150%	12/15/2040	250,000	281,441
4.854%	04/27/2035	250,000	240,309
3.832%	04/27/2025	300,000	292,210

Coupon Rate	Maturity Date	Face	Value
Juniper Networks, Inc.
4.350%	06/15/2025	$750,000	$747,797
Motorola Solutions, Inc.
7.500%	05/15/2025	340,000	411,209
QUALCOMM, Inc.
4.800%	05/20/2045	140,000	134,657
4.650%	05/20/2035	100,000	96,986
3.450%	05/20/2025	250,000	243,923
2.250%	05/20/2020	340,000	338,491

			4,361,045

Consumer Finance—0.6%
American Express Co.
7.000%	03/19/2018	500,000	567,406
American Express Credit Corp.
2.125%	03/18/2019	500,000	501,294
American Express Credit Corp. MTN
2.800%	09/19/2016	400,000	408,440
American Honda Finance Corp.
2.125%	10/10/2018	500,000	507,809
Capital One Financial Corp.
6.150%	09/01/2016	200,000	211,157
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022	300,000	299,452
1.625%	06/01/2017	300,000	303,161
Ford Motor Credit Co. LLC
5.875%	08/02/2021	500,000	569,965
5.000%	05/15/2018	200,000	215,161
4.250%	02/03/2017	200,000	207,955
4.250%	09/20/2022	200,000	208,610
3.000%	06/12/2017	300,000	307,011
1.724%	12/06/2017	400,000	398,158
1.684%	09/08/2017	400,000	399,056
General Motors Financial Co., Inc.
3.000%	09/25/2017	500,000	510,303
HSBC USA, Inc.
2.375%	11/13/2019	500,000	499,032
2.250%	06/23/2019	500,000	496,399
John Deere Capital Corp.
1.200%	10/10/2017	300,000	299,699
1.050%	10/11/2016	750,000	753,352
John Deere Capital Corp. MTN
3.900%	07/12/2021	300,000	323,480
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020	300,000	330,093
2.625%	01/10/2023	300,000	295,935
1.450%	01/12/2018	300,000	300,400
1.250%	10/05/2017	400,000	401,153
1.125%	05/16/2017	500,000	501,244

			9,815,725

Containers & Packaging—0.0%
MeadWestvaco Corp.
7.375%	09/01/2019	300,000	351,842
Packaging Corp. of America
4.500%	11/01/2023	250,000	258,259

			610,101

Diversified Consumer Services—0.1%
Massachusetts Institute of Technology
4.678%	07/01/2114	250,000	252,109
University of Notre Dame du Lac, Series 2015
3.438%	02/15/2045	250,000	226,208
Yale University MTN
2.086%	04/15/2019	500,000	505,529

			983,846

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Financial Services—1.1%
Bank One Corp.
8.000%	04/29/2027		$300,000	$399,748
7.625%	10/15/2026		300,000	382,271
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		350,000	396,630
6.400%	10/02/2017		400,000	440,374
4.650%	07/02/2018		400,000	431,198
Berkshire Hathaway, Inc.
2.100%	08/14/2019		500,000	503,797
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
5.750%	12/01/2043		300,000	331,195
4.625%	12/01/2023		400,000	413,400
3.875%	02/08/2022		400,000	416,727
3.375%	01/19/2017		300,000	309,995
2.250%	01/14/2019		500,000	503,692
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN (Netherlands)
3.375%	05/21/2025		500,000	488,409
GE Capital Trust I
6.375%	11/15/2067	#	130,000	139,165
General Electric Capital Corp.
2.950%	05/09/2016		200,000	203,928
General Electric Capital Corp. MTN
6.875%	01/10/2039		800,000	1,076,274
6.375%	11/15/2067	#	600,000	646,500
5.875%	01/14/2038		700,000	838,897
5.625%	09/15/2017		300,000	326,782
5.500%	01/08/2020		500,000	567,154
5.400%	02/15/2017		650,000	694,756
5.375%	10/20/2016		450,000	474,568
4.625%	01/07/2021		300,000	330,543
3.450%	05/15/2024		1,000,000	1,014,417
3.100%	01/09/2023		1,000,000	998,239
2.300%	01/14/2019		500,000	507,185
Intercontinental Exchange, Inc.
2.500%	10/15/2018		300,000	306,733
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	545,350
Leucadia National Corp.
6.625%	10/23/2043		200,000	188,603
Moody’s Corp.
2.750%	07/15/2019	†	500,000	504,732
Murray Street Investment Trust I
4.647%	03/09/2017		1,000,000	1,050,681
NASDAQ OMX Group, Inc. (The)
4.250%	06/01/2024		400,000	407,359
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	357,757
2.850%	01/27/2025		150,000	144,306
Shell International Finance BV (Netherlands)
6.375%	12/15/2038		500,000	630,811
5.200%	03/22/2017		500,000	535,501
4.375%	05/11/2045		170,000	168,496
3.625%	08/21/2042		300,000	263,445
3.250%	05/11/2025		200,000	198,470
2.375%	08/21/2022		500,000	484,100
2.125%	05/11/2020		330,000	329,669

Coupon Rate	Maturity Date		Face	Value
Voya Financial, Inc.
5.500%	07/15/2022		$500,000	$562,247

				19,514,104

Diversified Telecommunication Services—1.1%
AT&T, Inc.
6.150%	09/15/2034		500,000	552,459
5.800%	02/15/2019		550,000	615,432
5.550%	08/15/2041		300,000	308,439
5.500%	02/01/2018		510,000	557,693
5.350%	09/01/2040		307,000	303,280
4.750%	05/15/2046		150,000	137,023
4.500%	05/15/2035		150,000	138,332
4.450%	05/15/2021		500,000	534,338
4.350%	06/15/2045		758,000	649,634
3.900%	03/11/2024	†	1,150,000	1,161,823
3.400%	05/15/2025		100,000	95,568
3.000%	06/30/2022		100,000	96,707
2.450%	06/30/2020		100,000	98,141
1.600%	02/15/2017		400,000	401,713
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030		250,000	371,915
2.350%	02/14/2019		500,000	502,639
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		300,000	423,073
Orange SA (France)
9.000%	03/01/2031		500,000	707,218
Qwest Corp.
6.875%	09/15/2033		400,000	397,516
6.500%	06/01/2017		250,000	270,412
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		600,000	657,032
Verizon Communications, Inc.
7.750%	12/01/2030		130,000	169,124
6.900%	04/15/2038		500,000	599,908
6.550%	09/15/2043		1,150,000	1,349,901
6.400%	02/15/2038		500,000	571,330
6.350%	04/01/2019		703,000	804,026
6.000%	04/01/2041		300,000	331,155
5.850%	09/15/2035		250,000	272,170
5.150%	09/15/2023		1,250,000	1,370,858
5.050%	03/15/2034		400,000	403,895
5.012%	08/21/2054		1,100,000	1,013,451
4.500%	09/15/2020		900,000	971,989
3.500%	11/01/2021		400,000	406,079
2.625%	02/21/2020		214,000	213,750
2.450%	11/01/2022		300,000	282,101
2.000%	11/01/2016		400,000	404,175
Verizon Maryland LLC, Series B
5.125%	06/15/2033		250,000	245,011

				18,389,310

Electric Utilities—1.4%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	164,400
Arizona Public Service Co.
4.500%	04/01/2042		300,000	301,900
3.350%	06/15/2024		200,000	201,258
Cleveland Electric Illuminating Co. (The)
5.950%	12/15/2036		300,000	328,520
Cleveland Electric Illuminating Co. (The), Series D
7.880%	11/01/2017		400,000	456,484
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	358,027
5.875%	02/01/2033		200,000	235,602

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.800%	03/15/2018		$100,000	$111,297
Connecticut Light & Power Co. (The)
4.300%	04/15/2044		250,000	248,010
Connecticut Light & Power Co. (The), Series 09-A
5.500%	02/01/2019		300,000	336,388
Constellation Energy Group, Inc.
5.150%	12/01/2020		400,000	443,132
DTE Electric Co.
3.450%	10/01/2020		300,000	314,890
3.375%	03/01/2025		300,000	304,075
Duke Energy Carolinas LLC
6.450%	10/15/2032		330,000	420,614
4.300%	06/15/2020		100,000	109,557
4.000%	09/30/2042		300,000	284,314
3.750%	06/01/2045	†	300,000	274,292
Duke Energy Corp.
2.150%	11/15/2016		200,000	203,142
Duke Energy Florida, Inc.
6.400%	06/15/2038		350,000	451,159
Duke Energy Indiana, Inc.
3.750%	07/15/2020		300,000	319,707
Entergy Corp.
4.700%	01/15/2017		500,000	520,531
Florida Power & Light Co.
5.950%	02/01/2038		1,000,000	1,223,854
5.625%	04/01/2034		50,000	59,346
5.125%	06/01/2041		200,000	223,036
4.950%	06/01/2035		100,000	109,957
Georgia Power Co., Series 07-A
5.650%	03/01/2037		200,000	228,335
Great Plains Energy, Inc.
4.850%	06/01/2021		400,000	439,161
Indiana Michigan Power Co.
7.000%	03/15/2019		250,000	291,216
Jersey Central Power & Light
5.625%	05/01/2016		500,000	516,672
Kentucky Utilities Co.
5.125%	11/01/2040		500,000	559,380
MidAmerican Energy Co.
4.400%	10/15/2044		500,000	501,728
3.700%	09/15/2023		250,000	260,192
MidAmerican Energy Co. MTN
5.800%	10/15/2036		250,000	299,641
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042		300,000	268,104
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019		250,000	280,593
4.500%	06/01/2021		200,000	216,294
Northern States Power Co.
4.125%	05/15/2044		350,000	344,558
Oklahoma Gas & Electric Co.
4.550%	03/15/2044		250,000	258,851
Oncor Electric Delivery Co. LLC
7.500%	09/01/2038		300,000	423,202
5.000%	09/30/2017		300,000	323,516
2.150%	06/01/2019		250,000	248,221
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	602,889
4.750%	02/15/2044		250,000	258,747
4.450%	04/15/2042		300,000	294,526
3.400%	08/15/2024		500,000	500,515

Coupon Rate	Maturity Date	Face	Value
PECO Energy Co.
2.375%	09/15/2022	$200,000	$191,006
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	299,368
PPL Capital Funding, Inc.
4.700%	06/01/2043	200,000	200,660
3.400%	06/01/2023	200,000	199,632
Progress Energy, Inc.
7.050%	03/15/2019	400,000	464,523
4.400%	01/15/2021	300,000	321,477
PSEG Power LLC
8.625%	04/15/2031	300,000	413,687
2.750%	09/15/2016	200,000	204,072
Public Service Co. of Colorado
4.300%	03/15/2044	250,000	252,506
Public Service Co. of Oklahoma, Series G
6.625%	11/15/2037	300,000	381,153
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042	200,000	179,034
Sierra Pacific Power Co., Series T
3.375%	08/15/2023	350,000	354,313
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	162,143
Southern California Edison Co.
6.650%	04/01/2029	500,000	633,069
4.050%	03/15/2042	300,000	288,219
Southern California Edison Co., Series C
3.600%	02/01/2045	300,000	268,112
Southern Co. (The)
2.150%	09/01/2019	500,000	495,337
1.300%	08/15/2017	500,000	499,483
Union Electric Co.
6.400%	06/15/2017	250,000	274,020
Virginia Electric & Power Co.
5.400%	04/30/2018	250,000	276,966
2.950%	01/15/2022	542,000	540,757
1.200%	01/15/2018	300,000	299,116
Westar Energy, Inc.
4.625%	09/01/2043	350,000	367,206
Wisconsin Electric Power
5.625%	05/15/2033	150,000	175,860
Wisconsin Power & Light Co.
4.100%	10/15/2044	350,000	340,183
Xcel Energy, Inc.
4.800%	09/15/2041	200,000	208,186

			23,409,921

Electrical Equipment—0.1%
Eaton Corp.
4.150%	11/02/2042	100,000	92,619
2.750%	11/02/2022	100,000	97,423
1.500%	11/02/2017	300,000	299,966
Emerson Electric Co.
5.000%	04/15/2019	500,000	554,365
2.625%	02/15/2023	270,000	263,938

			1,308,311

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023	300,000	307,084
3.000%	03/01/2018	400,000	406,581
Corning, Inc.
4.750%	03/15/2042	400,000	410,488
Jabil Circuit, Inc.
4.700%	09/15/2022	200,000	202,750

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Keysight Technologies, Inc.
3.300%	10/30/2019	^	$400,000	$401,776

				1,728,679

Energy Equipment & Services—0.3%
Baker Hughes, Inc.
7.500%	11/15/2018		1,000,000	1,175,395
Cameron International Corp.
1.400%	06/15/2017		400,000	397,575
1.150%	12/15/2016		250,000	248,630
Diamond Offshore Drilling, Inc.
4.875%	11/01/2043	†	300,000	239,397
Ensco plc (United Kingdom)
4.700%	03/15/2021		200,000	203,973
4.500%	10/01/2024		250,000	239,283
Halliburton Co.
7.450%	09/15/2039		400,000	541,590
Nabors Industries, Inc.
2.350%	09/15/2016		150,000	150,482
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040		200,000	169,835
2.500%	03/15/2017		300,000	299,749
Pride International, Inc.
6.875%	08/15/2020		200,000	228,984
Rowan Cos., Inc.
4.875%	06/01/2022		250,000	248,666
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019		400,000	467,396
6.750%	09/15/2040		300,000	278,202
4.500%	04/15/2022		300,000	282,123

				5,171,280

Food & Staples Retailing—0.5%
Costco Wholesale Corp.
2.250%	02/15/2022		300,000	291,521
CVS Health Corp.
4.125%	05/15/2021		200,000	214,203
4.000%	12/05/2023		300,000	310,435
2.250%	12/05/2018		750,000	759,867
Kroger Co. (The)
7.500%	04/01/2031		200,000	258,148
5.400%	07/15/2040		200,000	218,033
2.950%	11/01/2021		400,000	398,011
Sysco Corp.
2.600%	06/12/2022		500,000	488,945
2.350%	10/02/2019		750,000	757,500
Walgreen Co.
4.400%	09/15/2042		200,000	179,559
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024		500,000	490,644
1.750%	11/17/2017		200,000	200,902
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	354,815
5.250%	09/01/2035		750,000	853,187
4.875%	07/08/2040		300,000	320,607
4.300%	04/22/2044		750,000	753,830
4.250%	04/15/2021		300,000	329,483
3.625%	07/08/2020		300,000	319,547
2.550%	04/11/2023		500,000	483,277

				7,982,514

Coupon Rate	Maturity Date		Face	Value
Food Products—0.3%
Archer-Daniels Midland Co.
5.450%	03/15/2018		$500,000	$551,049
ConAgra Foods, Inc.
4.650%	01/25/2043		198,000	168,582
3.250%	09/15/2022		200,000	186,454
General Mills, Inc.
5.400%	06/15/2040		300,000	326,536
3.150%	12/15/2021		200,000	203,367
1.400%	10/20/2017		400,000	399,596
Kellogg Co.
4.150%	11/15/2019		300,000	320,175
4.000%	12/15/2020		190,000	202,260
Kraft Foods Group, Inc.
6.875%	01/26/2039		380,000	467,144
6.500%	02/09/2040		200,000	235,889
5.375%	02/10/2020		209,000	233,524
Mondelez International, Inc.
6.500%	02/09/2040		139,000	172,692
4.000%	02/01/2024		500,000	518,777
2.250%	02/01/2019		750,000	751,836
Tyson Foods, Inc.
2.650%	08/15/2019		750,000	755,667
Unilever Capital Corp.
4.250%	02/10/2021		300,000	330,194

				5,823,742

Gas Utilities—0.1%
Atmos Energy Corp.
4.125%	10/15/2044		350,000	335,146
ONE Gas, Inc.
3.610%	02/01/2024		500,000	516,484
Piedmont Natural Gas Co., Inc.
4.100%	09/18/2034		300,000	296,514
Southern California Gas Co.
5.125%	11/15/2040		400,000	456,798
4.450%	03/15/2044		200,000	207,922
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%	06/15/2021		200,000	206,752

				2,019,616

Health Care Equipment & Supplies—0.4%
Abbott Laboratories
2.950%	03/15/2025		200,000	192,512
2.000%	03/15/2020		200,000	198,606
Baxter International, Inc.
5.900%	09/01/2016		400,000	423,342
3.200%	06/15/2023		300,000	307,493
2.400%	08/15/2022		300,000	284,725
Becton Dickinson and Co.
6.375%	08/01/2019		250,000	288,311
5.000%	11/12/2040		300,000	303,070
3.734%	12/15/2024		500,000	499,302
Boston Scientific Corp.
7.375%	01/15/2040		200,000	248,635
6.000%	01/15/2020		200,000	226,703
3.850%	05/15/2025		500,000	486,108
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017		250,000	275,657
Medtronic, Inc.
4.625%	03/15/2045	^	500,000	507,403
4.450%	03/15/2020		300,000	327,451
4.375%	03/15/2035	^	500,000	497,137
3.500%	03/15/2025	^	1,000,000	997,807

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.750%	04/01/2023		$400,000	$387,033
1.500%	03/15/2018	^	250,000	249,533
Stryker Corp.
4.375%	05/15/2044		300,000	291,671
4.100%	04/01/2043		200,000	183,790

				7,176,289

Health Care Providers & Services—0.4%
Aetna, Inc.
6.625%	06/15/2036		250,000	308,006
4.125%	11/15/2042		200,000	177,918
1.500%	11/15/2017		200,000	200,604
AmerisourceBergen Corp.
3.400%	05/15/2024		200,000	199,290
Anthem, Inc.
4.650%	01/15/2043		200,000	184,036
4.650%	08/15/2044		300,000	275,442
3.300%	01/15/2023		300,000	288,803
Cardinal Health, Inc.
4.600%	03/15/2043		200,000	193,665
3.200%	03/15/2023		300,000	297,233
1.700%	03/15/2018		300,000	298,971
Cigna Corp.
5.125%	06/15/2020		300,000	336,755
4.500%	03/15/2021		650,000	707,601
Dignity Health
3.812%	11/01/2024		400,000	410,121
Express Scripts Holding Co.
6.125%	11/15/2041		200,000	233,119
4.750%	11/15/2021		200,000	217,321
Humana, Inc.
3.850%	10/01/2024		400,000	399,166
McKesson Corp.
4.883%	03/15/2044		400,000	399,028
4.750%	03/01/2021		200,000	219,858
2.850%	03/15/2023		300,000	287,010
Quest Diagnostics, Inc.
4.700%	04/01/2021		300,000	324,853
UnitedHealth Group, Inc.
6.625%	11/15/2037		300,000	385,341
6.000%	02/15/2018		500,000	556,096
5.950%	02/15/2041		200,000	239,064
1.625%	03/15/2019		400,000	395,430

				7,534,731

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (Panama)
3.950%	10/15/2020		400,000	420,469
Marriott International, Inc., Series N
3.125%	10/15/2021		400,000	400,176
McDonald’s Corp. MTN
5.350%	03/01/2018		500,000	548,485
Starbucks Corp.
2.000%	12/05/2018		400,000	406,723
Starwood Hotels & Resorts Worldwide, Inc.
4.500%	10/01/2034		400,000	374,109
Wyndham Worldwide Corp.
3.900%	03/01/2023		300,000	294,409
Yum! Brands, Inc.
6.875%	11/15/2037		52,000	60,476
5.350%	11/01/2043		250,000	240,865

				2,745,712

Coupon Rate	Maturity Date	Face	Value
Household Durables—0.0%
Whirlpool Corp. MTN
4.850%	06/15/2021	$200,000	$221,098

Household Products—0.2%
Clorox Co. (The)
3.800%	11/15/2021	400,000	423,748
Colgate-Palmolive Co. MTN
0.900%	05/01/2018	1,000,000	993,056
Kimberly-Clark Corp.
6.125%	08/01/2017	500,000	550,181
Procter & Gamble Co. (The)
5.800%	08/15/2034	250,000	310,150
5.550%	03/05/2037	250,000	302,371
4.700%	02/15/2019	500,000	551,414

			3,130,920

Independent Power and Renewable Electricity Producers—0.0%
Empresa Nacional de Electricidad SA (Chile)
4.250%	04/15/2024	500,000	507,825

Industrial Conglomerates—0.2%
3M Co. MTN
5.700%	03/15/2037	100,000	121,075
2.000%	06/26/2022	300,000	289,369
General Electric Co.
5.250%	12/06/2017	500,000	544,834
4.125%	10/09/2042	300,000	289,342
3.375%	03/11/2024	1,000,000	1,016,450
2.700%	10/09/2022	300,000	293,557
Ingersoll-Rand Global Holding Co. Ltd.
2.875%	01/15/2019	120,000	122,113
Ingersoll-Rand Luxembourg Finance SA (Luxembourg)
4.650%	11/01/2044	100,000	96,906
Koninklijke Philips NV (Netherlands)
3.750%	03/15/2022	500,000	507,486
Roper Technologies, Inc.
1.850%	11/15/2017	200,000	201,420

			3,482,552

Insurance—0.9%
ACE INA Holdings, Inc.
3.150%	03/15/2025	300,000	293,442
AEGON Funding Co. LLC
5.750%	12/15/2020	290,000	331,998
Aflac, Inc.
3.625%	06/15/2023	400,000	404,641
2.400%	03/16/2020	300,000	302,435
Allstate Corp. (The)
3.150%	06/15/2023	1,000,000	1,003,031
American International Group, Inc.
6.400%	12/15/2020	156,000	185,677
6.250%	05/01/2036	400,000	475,883
3.875%	01/15/2035	300,000	271,868
2.300%	07/16/2019	650,000	649,460
American International Group, Inc. MTN
5.850%	01/16/2018	500,000	551,571
Aon plc (United Kingdom)
4.450%	05/24/2043	400,000	372,755
3.500%	06/14/2024	400,000	394,657
Arch Capital Group US, Inc.
5.144%	11/01/2043	150,000	153,624
AXA SA (France)
8.600%	12/15/2030	250,000	336,289

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043		$300,000	$291,050
4.250%	01/15/2021		300,000	327,879
2.000%	08/15/2018		500,000	507,395
1.600%	05/15/2017		400,000	404,408
Chubb Corp. (The)
6.375%	03/29/2067	#	200,000	210,300
CNA Financial Corp.
5.750%	08/15/2021		300,000	340,142
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	324,821
First American Financial Corp.
4.600%	11/15/2024		500,000	505,418
Hartford Financial Services Group, Inc. (The)
6.100%	10/01/2041		150,000	179,328
Hartford Financial Services Group, Inc. (The) MTN
6.000%	01/15/2019		500,000	559,154
Lincoln National Corp.
6.150%	04/07/2036		250,000	290,456
Markel Corp.
5.000%	03/30/2043		300,000	296,058
MetLife, Inc.
7.717%	02/15/2019		500,000	597,346
5.700%	06/15/2035		250,000	291,443
4.875%	11/13/2043		300,000	312,083
3.600%	04/10/2024		500,000	504,800
PartnerRe Finance B LLC
5.500%	06/01/2020		90,000	100,531
Principal Financial Group, Inc.
3.400%	05/15/2025		350,000	342,612
Progressive Corp. (The)
6.625%	03/01/2029		150,000	191,088
Prudential Financial, Inc. MTN
6.625%	06/21/2040		100,000	123,295
5.800%	11/16/2041		200,000	224,917
5.700%	12/14/2036		250,000	277,468
5.375%	06/21/2020		300,000	338,838
3.500%	05/15/2024		400,000	396,184
Travelers Cos., Inc. (The)
6.750%	06/20/2036		500,000	670,930
Trinity Acquisition plc (United Kingdom)
4.625%	08/15/2023		500,000	515,966
Unum Group
4.000%	03/15/2024		350,000	354,957
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	256,441
XLIT Ltd. (Cayman Islands)
2.300%	12/15/2018		400,000	403,026

				15,865,665

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
3.800%	12/05/2024		500,000	502,835
1.200%	11/29/2017		200,000	199,202
Expedia, Inc.
7.456%	08/15/2018		250,000	287,301
QVC, Inc.
5.450%	08/15/2034		350,000	318,510
3.125%	04/01/2019		120,000	119,298

				1,427,146

Coupon Rate	Maturity Date	Face	Value
Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.750%	06/09/2019	$400,000	$400,940
eBay, Inc.
4.000%	07/15/2042	100,000	81,333
2.600%	07/15/2022	100,000	92,976
1.350%	07/15/2017	100,000	99,881
Google, Inc.
3.625%	05/19/2021	300,000	321,675

			996,805

IT Services—0.3%
Computer Sciences Corp.
4.450%	09/15/2022	200,000	205,611
Fidelity National Information Services, Inc.
2.000%	04/15/2018	200,000	199,949
1.450%	06/05/2017	750,000	748,660
Fiserv, Inc.
3.500%	10/01/2022	200,000	199,404
International Business Machines Corp.
7.000%	10/30/2025	300,000	387,637
5.700%	09/14/2017	500,000	548,344
3.625%	02/12/2024	250,000	253,478
1.625%	05/15/2020	400,000	389,244
MasterCard, Inc.
2.000%	04/01/2019	200,000	200,776
Western Union Co. (The)
5.253%	04/01/2020	502,000	548,049
Xerox Corp.
6.350%	05/15/2018	500,000	557,591
4.500%	05/15/2021	200,000	212,724

			4,451,467

Leisure Products—0.0%
Hasbro, Inc.
5.100%	05/15/2044	200,000	197,356
Mattel, Inc.
2.350%	05/06/2019	300,000	299,758

			497,114

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020	100,000	109,627
Thermo Fisher Scientific, Inc.
4.150%	02/01/2024	500,000	510,367
2.400%	02/01/2019	750,000	749,825

			1,369,819

Machinery—0.2%
Caterpillar, Inc.
4.750%	05/15/2064	500,000	490,800
3.803%	08/15/2042	385,000	355,204
3.400%	05/15/2024	500,000	508,171
Deere & Co.
4.375%	10/16/2019	500,000	548,649
Dover Corp.
5.375%	03/01/2041	300,000	340,015
Illinois Tool Works, Inc.
3.500%	03/01/2024	350,000	358,423
Parker-Hannifin Corp. MTN
3.500%	09/15/2022	100,000	103,626
Stanley Black & Decker, Inc.
3.400%	12/01/2021	290,000	296,846

			3,001,734

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Media—1.1%
21st Century Fox America, Inc.
8.000%	10/17/2016	$150,000	$162,856
7.750%	12/01/2045	200,000	273,268
6.200%	12/15/2034	1,000,000	1,164,042
6.150%	02/15/2041	300,000	349,577
5.650%	08/15/2020	500,000	571,681
CBS Corp.
7.875%	07/30/2030	250,000	325,853
5.750%	04/15/2020	200,000	225,506
4.850%	07/01/2042	250,000	231,134
1.950%	07/01/2017	300,000	302,888
Comcast Corp.
7.050%	03/15/2033	1,000,000	1,284,564
6.500%	01/15/2017	250,000	270,480
6.450%	03/15/2037	500,000	619,073
5.650%	06/15/2035	200,000	226,975
4.600%	08/15/2045	250,000	248,455
4.500%	01/15/2043	200,000	196,024
3.375%	08/15/2025	400,000	395,226
2.850%	01/15/2023	500,000	486,367
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041	500,000	539,601
5.200%	03/15/2020	200,000	220,815
3.800%	03/15/2022	300,000	302,169
Discovery Communications LLC
5.625%	08/15/2019	400,000	447,677
Grupo Televisa SAB (Mexico)
5.000%	05/13/2045	200,000	191,800
Historic TW, Inc.
9.150%	02/01/2023	300,000	396,881
Interpublic Group of Cos., Inc. (The)
4.200%	04/15/2024	250,000	253,537
NBCUniversal Media LLC
6.400%	04/30/2040	200,000	248,857
5.950%	04/01/2041	250,000	293,506
4.375%	04/01/2021	250,000	270,976
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018	300,000	338,765
3.950%	09/30/2021	200,000	209,757
Time Warner Cable, Inc.
8.750%	02/14/2019	1,000,000	1,188,592
6.750%	06/15/2039	200,000	214,182
5.850%	05/01/2017	400,000	427,333
4.500%	09/15/2042	300,000	245,587
Time Warner Entertainment Co. LP
8.375%	03/15/2023	250,000	311,239
8.375%	07/15/2033	250,000	307,632
Time Warner, Inc.
7.700%	05/01/2032	400,000	526,814
5.375%	10/15/2041	250,000	257,357
4.050%	12/15/2023	750,000	770,434
Viacom, Inc.
6.875%	04/30/2036	300,000	334,826
4.500%	03/01/2021	200,000	211,840
4.375%	03/15/2043	200,000	162,623
2.750%	12/15/2019	225,000	225,216
2.500%	12/15/2016	300,000	304,693
Walt Disney Co. (The) MTN
4.125%	06/01/2044	500,000	493,048

Coupon Rate	Maturity Date		Face	Value
3.750%	06/01/2021		$200,000	$214,021
3.700%	12/01/2042		200,000	184,162
2.350%	12/01/2022		200,000	193,672
1.100%	12/01/2017		250,000	249,942
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	287,339
WPP Finance 2010 (United Kingdom)
3.750%	09/19/2024		300,000	299,606

				18,458,468

Metals & Mining—0.5%
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	385,625
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		500,000	578,994
5.000%	09/30/2043		350,000	364,705
4.125%	02/24/2042		400,000	369,338
1.625%	02/24/2017		400,000	403,780
Freeport-McMoRan, Inc.
3.875%	03/15/2023		800,000	727,922
3.550%	03/01/2022		400,000	370,790
2.300%	11/14/2017		500,000	498,744
Goldcorp, Inc. (Canada)
3.625%	06/09/2021		400,000	398,374
Newmont Mining Corp.
6.250%	10/01/2039		200,000	196,586
3.500%	03/15/2022		400,000	382,298
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	169,324
Rio Tinto Finance USA Ltd. (Australia)
3.500%	11/02/2020		226,000	235,739
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042		300,000	293,385
3.500%	03/22/2022		500,000	505,005
2.250%	12/14/2018		400,000	402,570
2.000%	03/22/2017		500,000	505,993
Southern Copper Corp.
7.500%	07/27/2035		250,000	281,235
5.875%	04/23/2045		500,000	476,850
Teck Resources Ltd. (Canada)
5.200%	03/01/2042		300,000	219,589
3.000%	03/01/2019	†	300,000	289,378
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		400,000	388,724
6.250%	01/23/2017		500,000	529,182
4.625%	09/15/2020	†	500,000	526,690

				9,500,820

Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018		500,000	498,035
Kohl’s Corp.
4.000%	11/01/2021		300,000	316,164
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029		100,000	122,569
6.650%	07/15/2024		100,000	121,768
5.900%	12/01/2016		500,000	532,905
4.300%	02/15/2043		200,000	180,860
Nordstrom, Inc.
4.000%	10/15/2021		100,000	106,402
Target Corp.
6.350%	11/01/2032		500,000	619,465
6.000%	01/15/2018		500,000	556,521
4.000%	07/01/2042		200,000	189,450

				3,244,139

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Multi-Utilities—0.3%
Ameren Illinois Co.
2.700%	09/01/2022	$400,000	$393,168
Berkshire Hathaway Energy Co.
6.125%	04/01/2036	200,000	236,346
2.400%	02/01/2020	750,000	747,520
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016	500,000	526,856
Consolidated Edison Co. of New York, Inc., Series 09-C
5.500%	12/01/2039	300,000	343,739
Consumers Energy Co.
3.125%	08/31/2024	500,000	497,171
Dominion Resources, Inc.
2.500%	12/01/2019	400,000	401,604
Dominion Resources, Inc., Series C
4.900%	08/01/2041	300,000	306,682
NiSource Finance Corp.
5.450%	09/15/2020	500,000	563,705
5.250%	02/15/2043	300,000	320,885
Puget Sound Energy, Inc.
4.434%	11/15/2041	300,000	299,781
Sempra Energy
6.150%	06/15/2018	250,000	280,826

			4,918,283

Oil, Gas & Consumable Fuels—2.4%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031	400,000	468,250
Anadarko Petroleum Corp.
8.700%	03/15/2019	500,000	605,039
Apache Corp.
5.250%	02/01/2042	500,000	495,143
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029	150,000	204,133
Boardwalk Pipelines LP
3.375%	02/01/2023	200,000	181,651
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020	300,000	328,392
3.814%	02/10/2024	350,000	356,746
3.245%	05/06/2022	200,000	200,692
2.750%	05/10/2023	500,000	478,725
2.237%	05/10/2019	500,000	504,051
1.846%	05/05/2017	200,000	202,500
Buckeye Partners LP
2.650%	11/15/2018	250,000	249,286
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035	500,000	530,177
3.450%	11/15/2021	200,000	202,903
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019	200,000	223,620
CenterPoint Energy Resources Corp.
4.500%	01/15/2021	434,000	466,959
Chevron Corp.
3.191%	06/24/2023	400,000	402,311
2.355%	12/05/2022	400,000	383,179
1.345%	11/15/2017	500,000	502,208
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043	200,000	188,810
3.000%	05/09/2023	200,000	189,800
1.750%	05/09/2018	200,000	199,332

Coupon Rate	Maturity Date		Face	Value
Columbia Pipeline Group, Inc.
5.800%	06/01/2045	^	$350,000	$346,123
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	584,865
5.625%	10/15/2016		500,000	528,691
ConocoPhillips Co.
4.300%	11/15/2044		500,000	479,179
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	640,449
Continental Resources, Inc.
4.500%	04/15/2023		400,000	386,307
3.800%	06/01/2024		300,000	274,346
Devon Energy Corp.
7.950%	04/15/2032		350,000	455,960
5.600%	07/15/2041		100,000	105,057
Dominion Gas Holdings LLC
3.600%	12/15/2024		500,000	498,546
3.550%	11/01/2023		250,000	253,748
Ecopetrol SA (Colombia)
4.250%	09/18/2018		500,000	521,875
4.125%	01/16/2025		400,000	370,120
Enable Midstream Partners LP
5.000%	05/15/2044	^	350,000	292,906
Enbridge Energy Partners LP
9.875%	03/01/2019		300,000	371,283
Encana Corp. (Canada)
5.150%	11/15/2041		300,000	277,672
3.900%	11/15/2021		300,000	306,521
Energy Transfer Partners LP
6.500%	02/01/2042		400,000	413,368
5.200%	02/01/2022		300,000	314,530
5.150%	03/15/2045		300,000	266,011
4.050%	03/15/2025		750,000	708,635
Enterprise Products Operating LLC
5.950%	02/01/2041		200,000	218,425
5.100%	02/15/2045		250,000	244,075
4.450%	02/15/2043		200,000	181,440
3.350%	03/15/2023		300,000	293,479
2.550%	10/15/2019		400,000	400,288
1.650%	05/07/2018		200,000	199,938
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	183,947
EOG Resources, Inc.
4.100%	02/01/2021		300,000	322,606
Exxon Mobil Corp.
3.567%	03/06/2045		300,000	272,285
3.176%	03/15/2024		400,000	406,216
2.709%	03/06/2025		300,000	291,694
Hess Corp.
7.300%	08/15/2031		250,000	290,952
1.300%	06/15/2017		400,000	398,130
Kerr-McGee Corp.
7.875%	09/15/2031		750,000	963,026
Kinder Morgan Energy Partners LP
6.550%	09/15/2040		300,000	309,050
6.500%	02/01/2037		300,000	310,304
5.950%	02/15/2018		300,000	328,031
5.000%	03/01/2043		200,000	175,135
4.700%	11/01/2042		200,000	167,652
4.150%	03/01/2022		500,000	501,522
3.500%	09/01/2023		400,000	373,548
Magellan Midstream Partners LP
4.200%	12/01/2042		200,000	176,304

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Marathon Oil Corp.
5.900%	03/15/2018		$455,000	$499,990
Marathon Petroleum Corp.
5.000%	09/15/2054		400,000	363,881
Nexen Energy ULC (Canada)
6.400%	05/15/2037		500,000	600,978
Noble Energy, Inc.
5.250%	11/15/2043		300,000	293,339
Occidental Petroleum Corp.
2.700%	02/15/2023		300,000	290,401
1.750%	02/15/2017		750,000	756,971
ONEOK Partners LP
6.150%	10/01/2016		160,000	169,066
4.900%	03/15/2025		200,000	198,216
3.375%	10/01/2022		300,000	276,423
Petrobras Global Finance BV (Netherlands)
8.375%	12/10/2018	†	250,000	273,732
7.250%	03/17/2044	†	250,000	233,340
6.750%	01/27/2041		300,000	264,219
6.125%	10/06/2016		500,000	515,000
5.750%	01/20/2020		500,000	496,670
5.375%	01/27/2021		600,000	578,580
4.375%	05/20/2023		400,000	349,484
3.250%	03/17/2017		350,000	346,014
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	115,193
Phillips 66
4.300%	04/01/2022		400,000	420,400
Pioneer Natural Resources Co.
3.950%	07/15/2022		200,000	201,884
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043		200,000	170,964
2.850%	01/31/2023		400,000	376,052
Regency Energy Partners LP/Regency Energy Finance
Corp.
5.875%	03/01/2022		250,000	266,484
Southwestern Energy Co.
3.300%	01/23/2018		250,000	256,518
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	324,608
3.150%	01/23/2022		500,000	505,122
2.650%	01/15/2024		300,000	287,632
1.250%	11/09/2017		500,000	499,347
1.150%	05/15/2018	†	300,000	297,730
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	641,362
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043		200,000	175,807
3.450%	01/15/2023		200,000	189,582
Talisman Energy, Inc. (Canada)
6.250%	02/01/2038		300,000	295,407
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028		350,000	412,920
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	186,668
Total Capital International SA (France)
3.700%	01/15/2024		250,000	258,007
2.875%	02/17/2022		400,000	400,197
2.100%	06/19/2019		300,000	302,140

Coupon Rate	Maturity Date		Face	Value
Total Capital SA (France)
4.450%	06/24/2020		$300,000	$329,936
TransCanada PipeLines Ltd. (Canada)
6.350%	05/15/2067	#	1,000,000	952,500
5.850%	03/15/2036		500,000	553,101
3.750%	10/16/2023		400,000	405,920
Valero Energy Corp.
6.625%	06/15/2037		500,000	566,420
6.125%	06/15/2017		250,000	271,848
Western Gas Partners LP
2.600%	08/15/2018		250,000	252,245
Williams Cos., Inc. (The)
7.875%	09/01/2021		230,000	270,328
Williams Partners LP
6.300%	04/15/2040		100,000	101,904
5.250%	03/15/2020		100,000	108,807
4.500%	11/15/2023		350,000	352,209
4.125%	11/15/2020		300,000	311,525
4.000%	09/15/2025		70,000	65,704

				40,600,921

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	624,321
7.300%	11/15/2039		1,000,000	1,227,722

				1,852,043

Pharmaceuticals—0.8%
AbbVie, Inc.
4.700%	05/14/2045		220,000	217,259
4.500%	05/14/2035		230,000	225,740
4.400%	11/06/2042		300,000	284,955
3.600%	05/14/2025		390,000	386,267
2.900%	11/06/2022		300,000	290,965
2.500%	05/14/2020		420,000	416,163
2.000%	11/06/2018		300,000	300,373
1.750%	11/06/2017		300,000	300,958
Actavis Funding SCS (Luxembourg)
4.750%	03/15/2045		500,000	477,875
4.550%	03/15/2035		300,000	286,140
3.000%	03/12/2020		560,000	562,670
2.350%	03/12/2018		300,000	301,779
1.300%	06/15/2017		300,000	298,116
Actavis, Inc.
6.125%	08/15/2019		500,000	565,017
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		250,000	274,765
4.000%	09/18/2042		300,000	282,040
Bristol-Myers Squibb Co.
3.250%	08/01/2042		200,000	168,057
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022		300,000	297,648
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023		1,200,000	1,177,378
Johnson & Johnson
4.950%	05/15/2033		200,000	229,169
4.850%	05/15/2041		200,000	223,821
3.550%	05/15/2021		200,000	215,492
Merck & Co., Inc.
6.550%	09/15/2037		200,000	261,839
6.500%	12/01/2033		250,000	328,587
3.600%	09/15/2042		200,000	177,719
2.400%	09/15/2022		200,000	192,644
1.100%	01/31/2018		200,000	199,692

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Merck Sharp & Dohme Corp.
5.000%	06/30/2019		$500,000	$557,057
Mylan, Inc.
5.400%	11/29/2043		250,000	256,618
1.350%	11/29/2016		250,000	249,327
Novartis Capital Corp.
4.400%	05/06/2044		230,000	238,091
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	556,652
Perrigo Co. plc (Ireland)
2.300%	11/08/2018		300,000	300,563
Pfizer, Inc.
4.400%	05/15/2044	†	350,000	346,122
3.400%	05/15/2024		350,000	353,157
3.000%	06/15/2023		1,000,000	997,432
Pharmacia Corp.
6.500%	12/01/2018		350,000	404,839
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		13,000	15,432
Teva Pharmaceutical Finance IV LLC
2.250%	03/18/2020		200,000	196,684
Wyeth LLC
6.500%	02/01/2034		250,000	315,638
Zoetis, Inc.
4.700%	02/01/2043		200,000	191,403
3.250%	02/01/2023		300,000	291,124

				14,213,267

Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
2.750%	01/15/2020		500,000	495,437
American Tower Corp.
4.500%	01/15/2018		500,000	529,410
3.500%	01/31/2023		400,000	384,855
AvalonBay Communities, Inc.
3.625%	10/01/2020		300,000	312,917
AvalonBay Communities, Inc. MTN
2.850%	03/15/2023		300,000	289,767
Boston Properties LP
4.125%	05/15/2021		300,000	319,550
3.125%	09/01/2023		450,000	438,218
Brandywine Operating Partnership LP
3.950%	02/15/2023		300,000	298,115
CBL & Associates LP
4.600%	10/15/2024		400,000	394,586
CubeSmart LP
4.375%	12/15/2023		300,000	310,843
DDR Corp.
4.625%	07/15/2022		200,000	210,312
Duke Realty LP
3.875%	10/15/2022		200,000	202,808
ERP Operating LP
5.375%	08/01/2016		500,000	522,825
3.000%	04/15/2023		200,000	194,215
Federal Realty Investment Trust
2.750%	06/01/2023		200,000	191,235
HCP, Inc.
4.250%	11/15/2023		400,000	403,924
HCP, Inc. MTN
6.700%	01/30/2018		250,000	278,977

Coupon Rate	Maturity Date	Face	Value
Health Care REIT, Inc.
6.125%	04/15/2020	$300,000	$343,101
4.500%	01/15/2024	200,000	208,012
Highwoods Realty LP
3.200%	06/15/2021	400,000	398,582
Hospitality Properties Trust
5.000%	08/15/2022	300,000	312,718
Host Hotels & Resorts LP
6.000%	10/01/2021	300,000	340,954
Kimco Realty Corp.
3.125%	06/01/2023	200,000	191,826
Lexington Realty Trust
4.400%	06/15/2024	200,000	201,229
Liberty Property LP
3.375%	06/15/2023	300,000	290,297
National Retail Properties, Inc.
3.900%	06/15/2024	400,000	400,248
Omega Healthcare Investors, Inc.
4.950%	04/01/2024	350,000	358,607
Realty Income Corp.
5.875%	03/15/2035	200,000	224,685
2.000%	01/31/2018	100,000	100,773
Regency Centers LP
3.750%	06/15/2024	200,000	200,280
Simon Property Group LP
4.750%	03/15/2042	400,000	412,245
4.375%	03/01/2021	400,000	433,661
2.800%	01/30/2017	500,000	511,870
Ventas Realty LP
1.250%	04/17/2017	500,000	498,990
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022	400,000	414,738
Vornado Realty LP
2.500%	06/30/2019	250,000	249,890
Weingarten Realty Investors
3.375%	10/15/2022	170,000	165,533
Weyerhaeuser Co.
7.375%	03/15/2032	300,000	376,115
WP Carey, Inc.
4.600%	04/01/2024	350,000	352,035

			12,764,383

Real Estate Management & Development—0.0%
Brookfield Asset Management, Inc. (Canada)
4.000%	01/15/2025	300,000	297,500
Tanger Properties LP
3.750%	12/01/2024	500,000	495,043

			792,543

Road & Rail—0.4%
Burlington Northern Santa Fe LLC
7.950%	08/15/2030	300,000	420,872
5.650%	05/01/2017	500,000	539,164
5.150%	09/01/2043	350,000	377,719
3.450%	09/15/2021	200,000	206,887
3.000%	04/01/2025	300,000	287,905
Canadian National Railway Co. (Canada)
2.950%	11/21/2024	100,000	98,174
2.250%	11/15/2022	300,000	286,840
Canadian Pacific Railway Co. (Canada)
7.250%	05/15/2019	300,000	354,496
CSX Corp.
7.375%	02/01/2019	300,000	351,975
6.000%	10/01/2036	334,000	398,164
4.500%	08/01/2054	500,000	471,249

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Norfolk Southern Corp.
5.900%	06/15/2019		$300,000	$340,780
4.800%	08/15/2043		350,000	357,913
3.850%	01/15/2024		200,000	205,918
3.250%	12/01/2021		200,000	205,495
Ryder System, Inc. MTN
2.350%	02/26/2019		400,000	399,554
Union Pacific Corp.
4.821%	02/01/2044		557,000	593,784
3.750%	03/15/2024		500,000	526,389

				6,423,278

Semiconductors & Semiconductor Equipment—0.2%
Intel Corp.
4.800%	10/01/2041		300,000	301,613
4.250%	12/15/2042		200,000	188,302
3.300%	10/01/2021		300,000	313,389
1.350%	12/15/2017		400,000	400,002
KLA-Tencor Corp.
3.375%	11/01/2019		350,000	359,869
Texas Instruments, Inc.
1.650%	08/03/2019		275,000	271,282
0.875%	03/12/2017		750,000	751,345
Xilinx, Inc.
2.125%	03/15/2019		150,000	149,830

				2,735,632

Software—0.3%
Microsoft Corp.
4.500%	10/01/2040		300,000	306,445
3.750%	02/12/2045		300,000	271,188
3.625%	12/15/2023		750,000	781,256
2.700%	02/12/2025		300,000	289,455
1.850%	02/12/2020		300,000	300,367
Oracle Corp.
5.750%	04/15/2018		500,000	556,508
5.375%	07/15/2040		500,000	554,190
4.500%	07/08/2044		350,000	347,843
3.900%	05/15/2035		280,000	260,924
2.800%	07/08/2021		350,000	354,555
2.500%	10/15/2022		400,000	385,824
2.250%	10/08/2019		1,000,000	1,006,402

				5,414,957

Specialty Retail—0.2%
AutoNation, Inc.
6.750%	04/15/2018		200,000	222,636
Bed Bath & Beyond, Inc.
3.749%	08/01/2024	†	500,000	499,705
Gap, Inc. (The)
5.950%	04/12/2021		200,000	226,137
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	663,284
2.000%	06/15/2019		400,000	401,087
Lowe’s Cos., Inc.
5.800%	04/15/2040		300,000	354,440
5.400%	10/15/2016		400,000	422,838
4.250%	09/15/2044		400,000	387,712
Staples, Inc.
4.375%	01/12/2023	†	170,000	170,938

Coupon Rate	Maturity Date		Face	Value
TJX Cos., Inc. (The)
2.750%	06/15/2021		$300,000	$303,825

				3,652,602

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.
4.375%	05/13/2045		450,000	444,549
3.850%	05/04/2043		300,000	273,727
3.450%	05/06/2024		400,000	408,358
3.200%	05/13/2025		350,000	348,629
2.850%	05/06/2021		500,000	507,757
2.400%	05/03/2023		300,000	287,290
2.000%	05/06/2020		440,000	437,750
1.050%	05/05/2017		500,000	501,632
1.000%	05/03/2018		200,000	198,060
EMC Corp.
1.875%	06/01/2018		500,000	501,181
Hewlett-Packard Co.
6.000%	09/15/2041		200,000	198,455
4.650%	12/09/2021		300,000	318,868
3.750%	12/01/2020		500,000	515,881
3.300%	12/09/2016		300,000	308,050
Seagate HDD Cayman (Cayman Islands)
4.750%	06/01/2023		400,000	406,933

				5,657,120

Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043		300,000	274,214
2.250%	05/01/2023		300,000	289,476

				563,690

Thrifts & Mortgage Finance—0.1%
Abbey National Treasury Services plc (United Kingdom)
3.050%	08/23/2018		350,000	362,379
2.350%	09/10/2019		400,000	400,334
BPCE SA (France)
4.000%	04/15/2024		750,000	758,655
Santander Bank NA
2.000%	01/12/2018		300,000	300,139

				1,821,507

Tobacco—0.3%
Altria Group, Inc.
9.950%	11/10/2038		97,000	156,653
9.250%	08/06/2019		524,000	658,343
4.250%	08/09/2042		450,000	400,903
4.000%	01/31/2024		500,000	508,655
Philip Morris International, Inc.
5.650%	05/16/2018		1,500,000	1,666,485
4.375%	11/15/2041		200,000	192,024
2.900%	11/15/2021		200,000	202,008
1.125%	08/21/2017		300,000	299,561
Reynolds American, Inc.
6.150%	09/15/2043		300,000	323,296
4.450%	06/12/2025		400,000	408,326
RJ Reynolds Tobacco Holdings, Inc.
6.875%	05/01/2020		300,000	349,492

				5,165,746

Trading Companies & Distributors—0.0%
Air Lease Corp.
3.750%	02/01/2022		140,000	140,118
3.375%	01/15/2019	†	200,000	204,250

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
GATX Corp.
4.750%	06/15/2022		$300,000	$319,319

				663,687

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	348,879
5.000%	03/30/2020		400,000	443,280
3.125%	07/16/2022		500,000	494,570
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		200,000	228,520
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	470,631
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	310,894
6.150%	02/27/2037		200,000	214,246
5.625%	02/27/2017		500,000	531,472
1.500%	02/19/2018		300,000	295,125

				3,337,617

TOTAL CORPORATE OBLIGATIONS
(Cost $414,419,938)				416,171,549

MORTGAGE-BACKED SECURITIES—30.3%
Commercial Mortgage-Backed Securities— 1.6%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4
5.889%	07/10/2044	#	462,298	476,448
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2
5.634%	04/10/2049	#	48,812	48,954
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051		1,706,589	1,803,701
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.328%	09/10/2047	#	583,913	587,004
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.256%	10/12/2042	#	486,922	487,929
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		904,197	940,130
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2
2.962%	11/10/2046		1,000,000	1,034,224
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A1
1.199%	03/10/2047		403,190	402,481
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4
3.622%	07/10/2047		650,000	669,371
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/2049		1,000,000	1,042,690
COMM Mortgage Trust, Series 2013-CR11, Class B
5.331%	10/10/2046	#	500,000	558,087

Coupon Rate	Maturity Date		Face	Value
COMM Mortgage Trust, Series 2013-LC13, Class A4
3.916%	08/10/2046		$1,000,000	$1,066,015
COMM Mortgage Trust, Series 2014-CR15, Class A4
4.074%	02/10/2047	#	500,000	534,691
COMM Mortgage Trust, Series 2014-CR16, Class A4
4.051%	04/10/2047		500,000	533,380
COMM Mortgage Trust, Series 2014-UBS2, Class A1
1.298%	03/10/2047		830,248	828,206
COMM Mortgage Trust, Series 2015-LC19, Class A4
3.183%	02/10/2048		1,000,000	993,865
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	1,062,567
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039		906,539	953,766
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038	#	800,000	804,810
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039		1,083,153	1,123,587
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045		1,000,000	1,038,835
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4
5.794%	02/12/2051	#	448,592	481,216
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4
5.882%	02/15/2051	#	1,000,000	1,064,491
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3
5.420%	01/15/2049		466,473	488,502
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.507%	05/15/2045		500,000	524,506
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5
3.775%	08/15/2047		1,000,000	1,040,687
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.801%	09/15/2047		500,000	520,103
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4
6.059%	06/12/2046	#	461,956	473,320
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046	#	682,127	703,796
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/2045		500,000	498,697
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.085%	08/15/2046		700,000	726,194
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.102%	05/15/2046		800,000	802,885

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4
4.051%	04/15/2047		$1,000,000	$1,062,657
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.091%	08/10/2049		550,000	555,856
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045		500,000	496,446
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM
5.795%	07/15/2045	#	1,000,000	1,042,697

				27,472,794

U.S. Government Agency Mortgage-Backed Securities—28.7%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		146,315	175,118
7.000%	02/01/2016- 09/01/2036		215,001	235,534
6.500%	03/01/2016- 01/01/2039		842,313	969,347
6.253%	01/01/2037	#	62,437	66,432
6.000%	11/01/2016- 10/01/2038		2,340,416	2,661,500
5.759%	02/01/2037	#	84,211	89,693
5.500%	02/01/2018- 08/01/2039		4,853,409	5,441,099
5.000%	08/01/2017- 07/01/2041		8,118,457	8,941,971
4.500%	08/01/2018- 09/01/2044		13,021,376	14,081,068
4.000%	07/01/2018- 12/01/2044		21,503,024	22,799,723
3.500%	10/01/2025- 08/01/2044		21,290,360	22,049,463
3.267%	06/01/2041	#	58,554	62,531
3.000%	03/01/2027- 06/01/2045		25,706,326	25,925,465
2.671%	01/01/2042	#	202,692	213,141
2.500%	08/01/2027- 07/01/2043		6,340,421	6,457,024
2.429%	10/01/2043	#	631,337	646,001
2.144%	08/01/2043	#	716,107	727,484
2.000%	08/01/2029		1,234,639	1,228,529
Federal Home Loan Mortgage Corp. TBA
5.000%- 4.000%	07/15/2045		2,425,000	2,550,001
3.500%	07/15/2030- 08/15/2045		9,750,000	10,031,027
3.000%	07/15/2030- 08/15/2045		3,250,000	3,274,949
2.500%	07/15/2030- 08/15/2030		3,325,000	3,363,103
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		15,928	17,242
7.000%	03/01/2030- 04/01/2038		479,280	549,750

Coupon Rate	Maturity Date		Face	Value
6.500%	02/01/2017- 10/01/2039		$826,982	$969,954
6.000%	06/01/2016- 11/01/2039		3,267,465	3,713,389
5.500%	01/01/2018- 09/01/2041		9,697,238	10,885,532
5.000%	03/01/2018- 08/01/2041		11,495,484	12,688,226
4.500%	03/01/2018- 02/01/2045		21,253,744	22,999,837
4.000%	08/01/2018- 02/01/2045		24,934,493	26,509,540
3.551%	08/01/2040	#	99,848	106,331
3.523%	05/01/2041	#	149,327	158,576
3.502%	02/01/2041	#	95,480	100,081
3.500%	01/01/2021- 12/01/2044		28,804,944	29,944,221
3.000%	01/01/2026- 11/01/2043		30,565,160	30,985,452
2.941%	05/01/2042	#	248,510	256,857
2.816%	01/01/2042	#	364,518	382,458
2.685%	12/01/2043	#	60,421	63,110
2.500%	08/01/2027- 09/01/2043		7,258,851	7,314,107
2.464%	06/01/2040	#	88,950	95,039
2.462%	05/01/2035	#	150,196	160,865
2.445%	02/01/2037	#	62,124	66,890
2.000%	09/01/2029- 05/01/2030		1,827,166	1,810,652
Federal National Mortgage Association-ACES, Series 2012-M5, Class A2
2.715%	02/25/2022		1,000,000	1,019,893
Federal National Mortgage Association-ACES, Series 2013-M14
2.585%	04/25/2023	#	918,961	917,389
Federal National Mortgage Association-ACES, Series 2014-M3, Class AB2
3.462%	01/25/2024	#	640,000	669,480
Federal National Mortgage Association TBA
6.500%- 4.000%	07/25/2045		18,025,000	19,076,724
3.500%	07/25/2030- 08/25/2045		22,975,000	23,687,735
3.000%	07/25/2030- 08/25/2045		18,475,000	18,525,749
2.500%	07/25/2030		7,050,000	7,135,954
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2
4.186%	12/25/2020	#	900,000	990,574
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2
3.871%	04/25/2021		1,500,000	1,628,410
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2
2.873%	12/25/2021		575,000	592,095
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2
3.320%	02/25/2023		1,000,000	1,049,419
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A1
3.016%	02/25/2023		435,171	455,123
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2
3.310%	05/25/2023	#	865,000	904,471

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2
3.060%	07/25/2023	#	$800,000	$821,505
FHLMC Multifamily Structured Pass Through Certificates, Series K714, Class A1
2.075%	12/25/2019		565,058	573,965
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		225,754	280,321
6.500%	03/15/2026- 01/15/2039		684,947	789,621
6.000%	02/15/2033- 12/15/2039		1,607,584	1,849,287
5.500%	01/15/2024- 07/20/2040		3,139,683	3,582,180
5.000%	03/20/2033- 10/20/2044		9,839,279	10,935,326
4.500%	04/20/2026- 03/20/2045		16,790,267	18,216,269
4.000%	08/15/2024- 12/20/2044		24,037,411	25,567,802
3.500%	12/15/2025- 12/20/2044		18,998,143	19,778,672
3.500%	03/20/2041- 05/20/2041	#	592,724	619,271
3.000%	04/15/2027- 12/20/2044		16,569,992	16,848,847
3.000%	11/20/2041- 07/20/2042	#	798,919	828,829
2.500%	12/20/2027- 07/20/2043		1,375,957	1,372,254
2.500%	01/20/2043- 11/20/2043	#	309,345	318,377
2.000%	06/20/2043	#	119,836	123,651
Government National Mortgage Association TBA
5.000%- 4.000%	07/15/2045		725,000	708,736
3.500%	07/15/2045- 08/15/2045		18,950,000	19,665,628
3.000%	07/15/2045- 08/15/2045		9,025,000	9,109,305
2.500%	07/15/2045		100,000	96,289

				490,507,463

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $510,329,611)				517,980,257

U.S. TREASURY OBLIGATIONS—35.2%
U.S. Treasury Bonds—5.2%
U.S. Treasury Bond
9.125%	05/15/2018		1,060,000	1,306,698
8.875%	02/15/2019		535,000	680,746
8.500%	02/15/2020		451,000	591,409
7.625%	11/15/2022		2,250,000	3,117,656
7.500%	11/15/2016		360,000	394,833
7.250%	08/15/2022		1,720,000	2,321,732
7.125%	02/15/2023		1,790,000	2,428,946
6.625%	02/15/2027		715,000	1,018,875
6.500%	11/15/2026		920,000	1,294,110
6.375%	08/15/2027		370,000	521,498

Coupon Rate	Maturity Date		Face	Value
6.250%	08/15/2023		$915,000	$1,194,360
6.125%	11/15/2027		552,000	765,771
5.500%	08/15/2028		1,030,000	1,369,980
5.000%	05/15/2037		2,040,000	2,734,398
4.750%	02/15/2037- 02/15/2041		3,338,000	4,339,087
4.625%	02/15/2040		2,330,000	2,971,661
4.500%	02/15/2036- 08/15/2039		2,134,000	2,681,271
4.375%	11/15/2039- 05/15/2041		4,130,000	5,086,061
4.250%	05/15/2039- 11/15/2040		3,073,000	3,716,008
3.875%	08/15/2040		1,970,000	2,250,110
3.750%	11/15/2043		3,940,000	4,432,500
3.625%	08/15/2043- 02/15/2044		7,830,000	8,612,329
3.375%	05/15/2044		5,185,000	5,447,086
3.125%	11/15/2041- 08/15/2044		12,150,000	12,192,552
3.000%	05/15/2042- 05/15/2045		6,871,000	6,727,831
2.875%	05/15/2043		3,590,000	3,421,719
2.750%	08/15/2042- 11/15/2042		5,573,000	5,185,677
2.500%	02/15/2045		3,335,000	2,935,767

				89,740,671

U.S. Treasury Notes—30.0%
U.S. Treasury Note
4.875%	08/15/2016		2,500,000	2,625,585
4.750%	08/15/2017	†	1,849,000	2,007,609
4.625%	11/15/2016- 02/15/2017		3,220,000	3,419,418
4.500%	05/15/2017		1,000,000	1,072,422
4.250%	11/15/2017		2,430,000	2,627,817
4.000%	08/15/2018		1,750,000	1,911,739
3.875%	05/15/2018		3,380,000	3,659,905
3.750%	11/15/2018		2,350,000	2,552,688
3.625%	08/15/2019- 02/15/2021		8,390,000	9,149,990
3.500%	02/15/2018- 05/15/2020		6,851,000	7,404,914
3.375%	11/15/2019		2,690,000	2,904,361
3.250%	07/31/2016- 03/31/2017		5,533,000	5,744,296
3.125%	10/31/2016- 05/15/2021		11,583,000	12,213,542
3.000%	08/31/2016- 02/28/2017		4,017,000	4,153,371
2.875%	03/31/2018		1,060,000	1,115,898
2.750%	11/30/2016- 02/15/2024		19,084,000	19,890,968
2.625%	01/31/2018- 11/15/2020		11,950,000	12,488,420
2.500%	06/30/2017- 05/15/2024		11,535,000	11,773,715
2.375%	07/31/2017- 08/15/2024		15,884,000	16,234,927
2.250%	11/30/2017- 11/15/2024		17,460,000	17,608,840
2.125%	08/31/2020- 05/15/2025		25,943,000	26,098,868
2.000%	07/31/2020- 02/15/2025		40,473,000	40,391,827

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
1.875%	08/31/2017- 05/31/2022	$17,312,000	$17,478,194
1.750%	09/30/2019- 05/15/2023	19,023,000	18,792,601
1.625%	03/31/2019- 08/15/2022	22,310,000	22,426,613
1.500%	08/31/2018- 01/31/2022	27,247,000	27,290,163
1.375%	06/30/2018- 05/31/2020	31,278,000	31,234,313
1.250%	10/31/2018- 02/29/2020	12,442,000	12,358,567
1.125%	05/31/2019- 04/30/2020	7,890,000	7,739,191
1.000%	08/31/2016- 11/30/2019	41,777,000	41,729,103
0.875%	09/15/2016- 07/31/2019	47,282,000	47,447,260
0.750%	01/15/2017- 03/31/2018	22,090,000	22,086,492
0.625%	08/15/2016- 04/30/2018	36,195,000	36,173,021
0.500%	07/31/2016- 07/31/2017	18,920,000	18,922,327
0.375%	10/31/2016	2,745,000	2,743,498

			513,472,463

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $604,226,708)			603,213,134

GOVERNMENT RELATED OBLIGATIONS—8.9%
U.S. Government Agencies—3.3%
Federal Farm Credit Bank
0.540%	11/07/2016	300,000	300,055
Federal Home Loan Bank
5.500%	07/15/2036	500,000	648,185
4.875%	09/08/2017	1,250,000	1,359,335
4.750%	12/16/2016	1,000,000	1,059,689
1.625%	06/14/2019	1,000,000	1,005,561
1.500%	02/28/2017	1,100,000	1,101,921
0.625%	11/23/2016- 05/30/2017	3,750,000	3,747,910
Federal Home Loan Bank, Series 1
1.000%	06/21/2017	1,500,000	1,508,280
0.875%	05/24/2017	260,000	260,904
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016	500,000	500,211
Federal Home Loan Mortgage Corp.
6.750%	03/15/2031	400,000	574,318
6.250%	07/15/2032	650,000	904,827
5.500%	07/18/2016	1,000,000	1,052,892
5.125%	11/17/2017	800,000	880,471
4.875%	06/13/2018	1,000,000	1,111,096
3.750%	03/27/2019	500,000	543,405
2.375%	01/13/2022	1,000,000	1,013,081
2.000%	08/25/2016	1,500,000	1,526,847
1.375%	05/01/2020	1,000,000	986,248
1.250%	05/12/2017- 10/02/2019	3,000,000	2,988,282

Coupon Rate	Maturity Date	Face	Value
1.200%	06/12/2018	$200,000	$199,461
1.020%	04/30/2018	825,000	820,091
1.000%	03/08/2017	1,000,000	1,006,467
0.875%	10/14/2016- 02/22/2017	2,500,000	2,512,868
Federal National Mortgage Association
7.250%	05/15/2030	400,000	597,417
7.125%	01/15/2030	700,000	1,038,224
6.625%	11/15/2030	500,000	707,737
6.250%	05/15/2029	540,000	738,769
6.000%	04/18/2036	250,000	260,819
5.000%	05/11/2017	650,000	701,647
2.625%	09/06/2024	2,000,000	2,003,208
1.875%	09/18/2018- 02/19/2019	2,000,000	2,041,110
1.750%	11/26/2019	750,000	754,416
1.625%	04/26/2018- 11/27/2018	1,500,000	1,516,131
1.250%	09/28/2016- 01/30/2017	1,000,000	1,010,179
1.125%	04/27/2017- 04/30/2018	2,000,000	2,006,086
1.070%	07/28/2017- 09/27/2017	1,125,000	1,127,641
1.000%	12/28/2017- 02/15/2018	970,000	966,546
0.950%	08/23/2017	750,000	750,172
0.875%	10/26/2017- 05/21/2018	5,000,000	4,988,188
0.375%	07/05/2016	1,000,000	999,904
0.000%	06/01/2017	400,000	393,963
0.000%	10/09/2019	1,000,000	913,908
Federal National Mortgage Association, Series 1
1.000%	04/30/2018	500,000	496,965
Financing Corp.
8.600%	09/26/2019	500,000	639,740
Financing Corp., Series E
9.650%	11/02/2018	500,000	636,450
Israel Government AID Bond (Israel)
5.500%	04/26/2024	350,000	427,669
Tennessee Valley Authority
5.250%	09/15/2039	500,000	609,696
3.500%	12/15/2042	500,000	468,204
1.750%	10/15/2018	500,000	504,602
Tennessee Valley Authority, Series E
6.250%	12/15/2017	1,200,000	1,353,190

			56,264,986

Non-U.S. Government Agencies—1.3%
Export Development Canada (Canada)
1.750%	08/19/2019	500,000	504,137
0.625%	12/15/2016	350,000	350,402
Export-Import Bank of Korea (Korea, Republic of)
5.000%	04/11/2022	400,000	451,003
3.750%	10/20/2016	500,000	517,157
3.250%	08/12/2026	500,000	492,422
2.250%	01/21/2020	300,000	297,415
FMS Wertmanagement AoeR (Germany)
1.625%	11/20/2018	350,000	353,524
Japan Bank for International Cooperation (Japan)
1.750%	07/31/2018	500,000	505,578
Japan Bank for International Cooperation, Series DTC (Japan)
2.125%	02/10/2025	500,000	479,562
1.125%	07/19/2017	500,000	500,902

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
KFW (Germany)
4.875%	01/17/2017		$500,000	$532,350
4.500%	07/16/2018		500,000	549,406
4.000%	01/27/2020		300,000	330,356
2.125%	01/17/2023		500,000	494,805
2.000%	10/04/2022		500,000	492,548
2.000%	05/02/2025	†	730,000	695,505
1.875%	04/01/2019-
	06/30/2020		1,600,000	1,613,074
1.250%	02/15/2017		400,000	403,826
0.750%	03/17/2017		2,000,000	2,002,316
0.625%	12/15/2016		350,000	350,118
0.500%	07/15/2016		750,000	750,409
0.000%	04/18/2036		750,000	383,425
KFW MTN (Germany)
4.375%	03/15/2018		500,000	544,070
2.750%	09/08/2020- 10/01/2020		1,000,000	1,044,884
Korea Development Bank (The) (Korea, Republic of)
3.875%	05/04/2017		300,000	312,450
3.750%	01/22/2024		750,000	784,820
2.875%	08/22/2018		350,000	360,829
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017		300,000	320,786
1.750%	04/15/2019		250,000	253,078
Oesterreichische Kontrollbank AG (Austria)
2.000%	06/03/2016		300,000	304,127
1.625%	03/12/2019	†	350,000	353,129
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		1,000,000	1,174,100
6.625%	06/15/2035		500,000	536,250
5.625%	01/23/2046	^	250,000	234,363
5.500%	06/27/2044		400,000	370,000
5.500%	01/21/2021		500,000	543,500
5.500%	06/27/2044	^	400,000	370,000
4.875%	01/18/2024		500,000	513,750
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	535,903
1.875%	06/17/2019		500,000	506,489

				22,112,768

Sovereign Debt—1.5%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040		260,000	263,380
10.125%	05/15/2027		435,000	643,800
8.875%	04/15/2024		400,000	527,000
7.125%	01/20/2037		460,000	522,100
5.875%	01/15/2019		500,000	556,250
4.875%	01/22/2021		200,000	209,500
4.250%	01/07/2025		500,000	483,375
Canada Government International Bond (Canada)
1.625%	02/27/2019		750,000	757,492
Chile Government International Bond (Chile)
3.875%	08/05/2020		500,000	542,750
Colombia Government International Bond (Colombia)
11.750%	02/25/2020		200,000	273,000
8.125%	05/21/2024		200,000	257,300
7.375%	09/18/2037		200,000	248,000
6.125%	01/18/2041		500,000	545,000

Coupon Rate	Maturity Date		Face	Value
5.625%	02/26/2044		$500,000	$508,750
Finland Government International Bond (Finland)
6.950%	02/15/2026		150,000	201,436
Israel Government International Bond (Israel)
5.500%	11/09/2016		300,000	319,557
4.000%	06/30/2022		400,000	429,680
Italy Government International Bond (Italy)
6.875%	09/27/2023		450,000	562,488
5.375%	06/15/2033		300,000	336,185
Mexico Government International Bond (Mexico)
6.050%	01/11/2040		500,000	570,000
3.625%	03/15/2022		300,000	304,350
Mexico Government International Bond MTN (Mexico)
8.300%	08/15/2031		950,000	1,403,625
5.950%	03/19/2019		1,000,000	1,124,000
4.750%	03/08/2044		800,000	764,000
3.500%	01/21/2021	†	500,000	511,250
Panama Government International Bond (Panama)
6.700%	01/26/2036		288,000	357,120
5.200%	01/30/2020		450,000	497,025
3.750%	03/16/2025		300,000	297,000
Peruvian Government International Bond (Peru)
7.350%	07/21/2025		400,000	523,000
6.550%	03/14/2037		500,000	625,000
Philippine Government International Bond (Philippines)
10.625%	03/16/2025		600,000	959,250
9.500%	02/02/2030		400,000	649,000
9.375%	01/18/2017		200,000	225,250
6.500%	01/20/2020		300,000	357,000
5.000%	01/13/2037		500,000	580,000
Poland Government International Bond (Poland)
6.375%	07/15/2019		500,000	579,000
5.125%	04/21/2021		1,300,000	1,445,470
Republic of Korea (Korea, Republic of)
3.875%	09/11/2023		250,000	270,387
South Africa Government International Bond (South Africa)
6.875%	05/27/2019		500,000	571,250
5.375%	07/24/2044	†	500,000	499,886
4.665%	01/17/2024	†	400,000	411,000
Turkey Government International Bond (Turkey)
8.000%	02/14/2034		600,000	775,200
7.500%	11/07/2019		500,000	577,750
7.000%	09/26/2016		200,000	214,200
5.750%	03/22/2024		350,000	380,625
4.875%	04/16/2043		1,000,000	913,710
4.250%	04/14/2026		280,000	267,235
3.250%	03/23/2023		800,000	747,000
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022		330,815	426,751
4.125%	11/20/2045	†	200,000	171,500

				26,184,877

Supranational—1.7%
African Development Bank
0.750%	10/18/2016		830,000	832,226
African Development Bank, Series GDIF
1.250%	09/02/2016		400,000	403,495
Asian Development Bank MTN
2.125%	11/24/2021	†	400,000	402,190
2.000%	01/22/2025		250,000	239,954
1.875%	02/18/2022		500,000	493,272
1.750%	09/11/2018		500,000	508,618
1.500%	01/22/2020	†	250,000	248,522
1.375%	03/23/2020		300,000	295,504

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
1.125%	03/15/2017		$500,000	$503,729
0.750%	01/11/2017		500,000	501,039
Council Of Europe Development Bank
1.750%	11/14/2019		400,000	402,637
Council Of Europe Development Bank MTN
1.500%	02/22/2017		400,000	405,289
European Bank for Reconstruction & Development MTN
1.875%	02/23/2022		400,000	393,210
1.750%	06/14/2019		500,000	503,315
1.000%	02/16/2017		500,000	503,415
European Investment Bank
5.125%	09/13/2016- 05/30/2017		1,750,000	1,859,242
4.875%	01/17/2017		400,000	426,021
4.875%	02/15/2036	†	350,000	430,171
2.875%	09/15/2020	†	500,000	525,124
2.500%	04/15/2021		500,000	514,239
1.875%	03/15/2019		1,500,000	1,524,508
1.750%	03/15/2017		500,000	508,874
1.375%	06/15/2020	†	580,000	568,293
1.250%	05/15/2018		300,000	301,053
1.125%	09/15/2017		500,000	502,923
1.000%	03/15/2018- 06/15/2018		900,000	897,150
European Investment Bank MTN
1.625%	12/18/2018		1,000,000	1,010,758
Inter-American Development Bank
3.000%	02/21/2024		250,000	263,614
2.125%	01/15/2025		250,000	243,183
1.750%	08/24/2018		400,000	406,817
1.375%	10/18/2016		300,000	303,227
1.125%	03/15/2017	†	500,000	503,903
0.625%	09/12/2016		300,000	300,486
Inter-American Development Bank MTN
3.875%	02/14/2020		400,000	439,535
1.875%	06/16/2020		750,000	757,451
1.250%	01/16/2018		450,000	453,463
0.875%	11/15/2016		500,000	502,151
0.875%	03/15/2018	†	1,000,000	996,633
International Bank for Reconstruction & Development
1.875%	10/07/2019	†	450,000	455,966
1.125%	07/18/2017	†	750,000	756,802
0.875%	04/17/2017	†	700,000	702,486
International Bank for Reconstruction & Development, Series GDIF
1.875%	03/15/2019		500,000	509,379
1.625%	02/10/2022		400,000	387,544
1.375%	04/10/2018	†	500,000	505,476
1.000%	11/15/2017		1,060,000	1,061,256
0.750%	12/15/2016		500,000	501,128
0.625%	10/14/2016		400,000	400,512
International Finance Corp.
1.750%	09/16/2019		500,000	501,567
1.250%	07/16/2018	†	500,000	501,508
0.625%	11/15/2016		650,000	649,829
International Finance Corp. MTN
2.125%	11/17/2017		500,000	514,072
Nordic Investment Bank
1.125%	03/19/2018		300,000	300,111

				28,622,870

Coupon Rate	Maturity Date	Face	Value
U.S. Municipal Bonds—0.9%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series 2010 B (Ohio)
7.499%	02/15/2050	$200,000	$272,364
Bay Area Toll Authority Revenue Bonds, Series 2009 F-2 (California)
6.263%	04/01/2049	400,000	517,408
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034	400,000	570,496
City of Chicago Illinois Taxable Project General Obligation Bonds, Series B (Illinois)
6.314%	01/01/2044	350,000	310,821
City of Houston Texas Utility System Taxable First Lien Revenue Bonds, Series B (Texas)
3.828%	05/15/2028	400,000	412,632
City of New York General Obligation Bonds, Series 2010 C-1 (New York)
5.517%	10/01/2037	100,000	118,693
City of New York General Obligation Bonds, Series H (New York)
5.846%	06/01/2040	200,000	246,032
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034	400,000	405,544
Dallas Area Rapid Transit Revenue Bonds, Series 2010 B (Texas)
5.022%	12/01/2048	300,000	341,499
Dallas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009 B (Texas)
7.088%	01/01/2042	200,000	251,690
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	300,000	364,284
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035	300,000	350,823
District of Columbia Water and Sewer Authority Public Utility Taxable Senior Lien Revenue Bonds, Series 2014 A (District of Columbia)
4.814%	10/01/2114	755,000	765,842
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2013 A (Florida)
2.107%	07/01/2018	200,000	201,748
Los Angeles Unified School District General Obligation Bonds, Series 2009 KRY (California)
5.755%	07/01/2029	200,000	232,914
5.750%	07/01/2034	300,000	360,243
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds, Series 2010 B (Tennessee)
5.707%	07/01/2034	300,000	356,766
Metropolitan Transportation Authority Revenue Bonds, Series 2010 B-1 (New York)
6.648%	11/15/2039	300,000	388,500
6.548%	11/15/2031	200,000	253,268
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 A (Georgia)
6.637%	04/01/2057	300,000	363,807
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	228,834
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	500,000	677,215

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
New York City Municipal Water Finance Authority Revenue Bonds, Series 2010 GG (New York)
5.724%	06/15/2042	$300,000	$366,861
New York State Dormitory Authority Revenue Bonds, Series 2010 D (New York)
5.600%	03/15/2040	200,000	243,478
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	237,142
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040	300,000	341,244
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	232,014
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	374,223
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	314,214
4.458%	10/01/2062	200,000	197,016
San Francisco California City & County General Obligation Bonds, Series 2010 DE (California)
6.000%	11/01/2040	200,000	243,782
State of California General Obligation Bonds (California)
7.550%	04/01/2039	500,000	723,285
7.300%	10/01/2039	200,000	283,084
State of California General Obligation Bonds, Series 2010 (California)
7.625%	03/01/2040	600,000	879,378
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	240,780
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	327,978
State of Illinois General Obligation Bonds (Illinois)
7.350%	07/01/2035	100,000	110,793
5.100%	06/01/2033	500,000	466,475
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040	300,000	333,768
State of Utah General Obligation Bonds, Series 2010 B (Utah)
3.539%	07/01/2025	300,000	312,648
University of California Revenue Bonds, Series 2009 R (California)
5.770%	05/15/2043	200,000	243,812
University of California Revenue Bonds, Series 2010 H (California)
6.548%	05/15/2048	300,000	373,338
University of California Revenue Bonds, Series 2013 AH (California)
1.796%	07/01/2019	300,000	297,381

			15,134,117

Non-U.S. Regional Authority Bonds—0.2%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024	250,000	342,392
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016	500,000	530,058

Coupon Rate	Maturity Date		Face	Value
Province of Ontario (Canada)
4.950%	11/28/2016		$1,000,000	$1,058,940
4.400%	04/14/2020	†	200,000	222,641
2.500%	09/10/2021		400,000	404,951
1.200%	02/14/2018		400,000	400,273
Province of Quebec (Canada)
2.750%	08/25/2021		300,000	307,437
Province of Quebec, Series QO (Canada)
2.875%	10/16/2024		700,000	705,785
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	107,125

				4,079,602

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $140,424,407)				152,399,220

ASSET-BACKED SECURITIES—0.6%
Automobiles—0.3%
Ally Auto Receivables Trust Series 2012-4, Class A3
0.590%	01/17/2017		56,296	56,306
AmeriCredit Automobile Receivables Trust Series 2014-4, Class A3
1.270%	07/08/2019		1,000,000	1,002,557
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3
0.900%	09/10/2018		500,000	500,053
CarMax Auto Owner Trust Series 2014-1, Class A3
0.790%	10/15/2018		250,000	249,710
CarMax Auto Owner Trust Series 2013-2, Class A4
0.840%	11/15/2018		575,000	573,611
Fifth Third Auto Trust Series 2014-3, Class A4
1.470%	05/17/2021		500,000	500,863
Ford Credit Auto Owner Trust Series 2013-C, Class A4
1.250%	10/15/2018		500,000	502,580
Honda Auto Receivables Owner Trust Series 2014-4, Class A3
0.990%	09/17/2018		500,000	500,858
Honda Auto Receivables Owner Trust Series 2013-4, Class A4
1.040%	02/18/2020		300,000	300,657
Santander Drive Auto Receivables Trust Series 2014-1, Class A3
0.870%	01/16/2018		500,000	500,146

				4,687,341

Credit Card—0.3%
Barclays Dryrock Issuance Trust Series 2015-1, Class A
2.200%	12/15/2022		500,000	502,504
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,644,865
Chase Issuance Trust Series 2012-A8, Class A8
0.540%	10/16/2017		200,000	200,037
Citibank Credit Card Issuance Trust Series 2014-A5, Class A5
2.680%	06/07/2023		1,000,000	1,022,199

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2
1.020%	02/22/2019		$1,000,000	$999,903
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1
2.880%	01/23/2023		500,000	515,576

				4,885,084

Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		389,205	402,216

TOTAL ASSET-BACKED SECURITIES
(Cost $10,031,313)				9,974,641

			Shares	Value
MONEY MARKET FUNDS—8.3%
Institutional Money Market Funds—8.3%
Dreyfus Institutional Cash Advantage Fund, 0.08%		††¥	1,950,000	1,950,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%			¥127,389,550	127,389,550
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		††¥	3,359,002	3,359,002
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%		††¥	2,950,000	2,950,000

		Shares	Value
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	1,950,000	$1,950,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	1,950,000	1,950,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	1,950,000	1,950,000

TOTAL MONEY MARKET FUNDS
(Cost $141,498,552)			141,498,552

TOTAL INVESTMENTS—107.6%
(Cost $1,820,930,529)			1,841,237,353
Other assets less liabilities—(7.6%)			(130,707,514)

NET ASSETS—100.0%			$1,710,529,839

Notes to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.
†	Denotes all or a portion of the security on loan.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $4,642,116, which represents 0.3% of Net Assets. The illiquid 144A securities represented 0.3% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—98.5%
Aerospace & Defense—2.6%
Boeing Co. (The)		31,204	$4,328,619
General Dynamics Corp.		15,338	2,173,241
Honeywell International, Inc.		37,991	3,873,942
L-3 Communications Holdings, Inc.		4,129	468,146
Lockheed Martin Corp.		13,046	2,425,251
Northrop Grumman Corp.		9,460	1,500,640
Precision Castparts Corp.		6,806	1,360,315
Raytheon Co.		14,994	1,434,626
Rockwell Collins, Inc.		6,266	578,665
Textron, Inc.		13,835	617,456
United Technologies Corp.		40,092	4,447,406

			23,208,307

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		6,787	423,441
Expeditors International of Washington, Inc.		9,728	448,510
FedEx Corp.		12,820	2,184,528
United Parcel Service, Inc., Class B		33,753	3,271,003

			6,327,482

Airlines—0.5%
American Airlines Group, Inc.		34,007	1,358,070
Delta Air Lines, Inc.		39,419	1,619,332
Southwest Airlines Co.		32,240	1,066,822

			4,044,224

Auto Components—0.4%
BorgWarner, Inc.	†	11,280	641,155
Delphi Automotive plc (United Kingdom)		13,811	1,175,178
Goodyear Tire & Rubber Co. (The)		13,052	393,518
Johnson Controls, Inc.		31,166	1,543,652

			3,753,503

Automobiles—0.6%
Ford Motor Co.		192,250	2,885,672
General Motors Co.		65,806	2,193,314
Harley-Davidson, Inc.		10,002	563,613

			5,642,599

Banks—6.1%
Bank of America Corp.		509,757	8,676,064
BB&T Corp.		35,466	1,429,634
Citigroup, Inc.		147,026	8,121,716
Comerica, Inc.		8,476	434,988
Fifth Third Bancorp		38,645	804,589
Huntington Bancshares, Inc./Ohio		37,710	426,500
JPMorgan Chase & Co.		180,591	12,236,846
KeyCorp		40,687	611,119
M&T Bank Corp.		6,579	821,915
People’s United Financial, Inc.		15,668	253,978
PNC Financial Services Group, Inc. (The)		25,326	2,422,432
Regions Financial Corp.		63,188	654,628
SunTrust Banks, Inc.		25,676	1,104,582

		Shares	Value
U.S. Bancorp/Minnesota		86,475	$3,753,015
Wells Fargo & Co.		227,088	12,771,429
Zions Bancorporation		9,431	299,293

			54,822,728

Beverages—2.1%
Brown-Forman Corp., Class B		7,507	752,051
Coca-Cola Co. (The)		190,452	7,471,432
Coca-Cola Enterprises, Inc.		10,145	440,699
Constellation Brands, Inc., Class A		8,250	957,165
Dr. Pepper Snapple Group, Inc.		9,036	658,724
Molson Coors Brewing Co., Class B		7,390	515,896
Monster Beverage Corp.	*	7,176	961,728
PepsiCo, Inc.		71,860	6,707,412

			18,465,107

Biotechnology—3.2%
Alexion Pharmaceuticals, Inc.	*	10,864	1,963,885
Amgen, Inc.		36,800	5,649,536
Biogen, Inc.	*	11,385	4,598,857
Celgene Corp.	*	38,851	4,496,421
Gilead Sciences, Inc.		71,306	8,348,506
Regeneron Pharmaceuticals, Inc.	*	3,595	1,833,917
Vertex Pharmaceuticals, Inc.	*	11,814	1,458,793

			28,349,915

Building Products—0.1%
Allegion plc (Ireland)		4,697	282,477
Masco Corp.		16,707	445,576

			728,053

Capital Markets—2.3%
Affiliated Managers Group, Inc.	*	2,712	592,843
Ameriprise Financial, Inc.		8,809	1,100,508
Bank of New York Mellon Corp. (The)		54,190	2,274,354
BlackRock, Inc.		6,062	2,097,331
Charles Schwab Corp. (The)		56,084	1,831,143
E*TRADE Financial Corp.	*	13,203	395,430
Franklin Resources, Inc.		18,803	921,911
Goldman Sachs Group, Inc. (The)		19,664	4,105,647
Invesco Ltd.		20,514	769,070
Legg Mason, Inc.		5,090	262,288
Morgan Stanley		74,926	2,906,379
Northern Trust Corp.		10,240	782,950
State Street Corp.		19,801	1,524,677
T. Rowe Price Group, Inc.		12,775	993,001

			20,557,532

Chemicals—2.3%
Air Products & Chemicals, Inc.		9,417	1,288,528
Airgas, Inc.		3,064	324,110
CF Industries Holdings, Inc.		11,540	741,791
Dow Chemical Co. (The)		52,310	2,676,703
E.I. Du Pont de Nemours & Co.		43,988	2,813,033
Eastman Chemical Co.		7,447	609,314
Ecolab, Inc.		13,141	1,485,853
FMC Corp.		6,597	346,672
International Flavors & Fragrances, Inc.		3,980	434,974
LyondellBasell Industries NV, Class A		19,019	1,968,847

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Monsanto Co.		23,495	$2,504,332
Mosaic Co. (The)		14,737	690,428
PPG Industries, Inc.		13,276	1,523,023
Praxair, Inc.		13,888	1,660,310
Sherwin-Williams Co. (The)		3,919	1,077,803
Sigma-Aldrich Corp.		5,910	823,559

			20,969,280

Commercial Services & Supplies—0.4%
ADT Corp. (The)	†	8,287	278,195
Cintas Corp.		4,489	379,725
Pitney Bowes, Inc.		8,694	180,922
Republic Services, Inc.		11,650	456,330
Stericycle, Inc.	*	3,989	534,167
Tyco International plc		19,949	767,638
Waste Management, Inc.		20,421	946,513

			3,543,490

Communications Equipment—1.5%
Cisco Systems, Inc.		247,438	6,794,648
F5 Networks, Inc.	*	3,432	413,041
Harris Corp.		6,240	479,918
Juniper Networks, Inc.		18,112	470,369
Motorola Solutions, Inc.		9,344	535,785
QUALCOMM, Inc.		79,067	4,951,966

			13,645,727

Construction & Engineering—0.1%
Fluor Corp.		7,094	376,053
Jacobs Engineering Group, Inc.	*	6,358	258,262
Quanta Services, Inc.	*	10,595	305,348

			939,663

Construction Materials—0.1%
Martin Marietta Materials, Inc.	†	2,859	404,577
Vulcan Materials Co.		6,205	520,786

			925,363

Consumer Finance—0.8%
American Express Co.		42,568	3,308,385
Capital One Financial Corp.		26,841	2,361,202
Discover Financial Services		21,358	1,230,648
Navient Corp.		19,899	362,361

			7,262,596

Containers & Packaging—0.2%
Avery Dennison Corp.		4,153	253,084
Ball Corp.		6,323	443,558
MeadWestvaco Corp.		16,203	764,620
Owens-Illinois, Inc.	*	7,978	183,015
Sealed Air Corp.		10,478	538,360

			2,182,637

Distributors—0.1%
Genuine Parts Co.		7,191	643,810

Diversified Consumer Services—0.1%
H&R Block, Inc.		13,998	415,041

Diversified Financial Services—2.0%
Berkshire Hathaway, Inc., Class B	*	88,331	12,022,733
CME Group, Inc.		15,121	1,407,160
Intercontinental Exchange, Inc.		5,390	1,205,258

		Shares	Value
Leucadia National Corp.		16,133	$391,709
McGraw Hill Financial, Inc.		13,356	1,341,610
Moody’s Corp.		8,769	946,701
NASDAQ OMX Group, Inc. (The)		6,137	299,547

			17,614,718

Diversified Telecommunication Services—2.2%
AT&T, Inc.		251,497	8,933,173
CenturyLink, Inc.		26,494	778,394
Frontier Communications Corp.	†	55,958	276,992
Level 3 Communications, Inc.	*	14,104	742,858
Verizon Communications, Inc.		197,890	9,223,653

			19,955,070

Electric Utilities—1.6%
American Electric Power Co., Inc.		23,390	1,238,968
Duke Energy Corp.		33,554	2,369,583
Edison International		16,074	893,393
Entergy Corp.		9,003	634,711
Eversource Energy		15,709	713,346
Exelon Corp.		41,078	1,290,671
FirstEnergy Corp.		20,958	682,183
NextEra Energy, Inc.		21,584	2,115,880
Pepco Holdings, Inc.		13,037	351,217
Pinnacle West Capital Corp.		5,484	311,985
PPL Corp.		32,675	962,932
Southern Co. (The)		44,320	1,857,008
Xcel Energy, Inc.		25,035	805,626

			14,227,503

Electrical Equipment—0.5%
AMETEK, Inc.		11,973	655,881
Eaton Corp. plc		23,138	1,561,584
Emerson Electric Co.		33,044	1,831,629
Rockwell Automation, Inc.		6,700	835,088

			4,884,182

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		14,884	862,826
Corning, Inc.		60,570	1,195,046
FLIR Systems, Inc.		6,148	189,481
TE Connectivity Ltd. (Switzerland)		19,800	1,273,140

			3,520,493

Energy Equipment & Services—1.3%
Baker Hughes, Inc.		21,221	1,309,336
Cameron International Corp.	*	9,378	491,126
Diamond Offshore Drilling, Inc.	†	2,715	70,074
Ensco plc, Class A (United Kingdom)		11,230	250,092
FMC Technologies, Inc.	*	10,881	451,453
Halliburton Co.		41,391	1,782,710
Helmerich & Payne, Inc.		4,993	351,607
National Oilwell Varco, Inc.	†	19,854	958,551
Noble Corp. plc (United Kingdom)	†	11,135	171,368
Schlumberger Ltd.		61,847	5,330,593
Transocean Ltd. (Switzerland)	†	15,253	245,878

			11,412,788

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Food & Staples Retailing—2.3%
Costco Wholesale Corp.		21,378	$2,887,313
CVS Health Corp.		54,572	5,723,511
Kroger Co. (The)		23,413	1,697,677
Sysco Corp.		28,275	1,020,727
Walgreens Boots Alliance, Inc.		42,340	3,575,190
Wal-Mart Stores, Inc.		76,589	5,432,458
Whole Foods Market, Inc.		17,339	683,850

			21,020,726

Food Products—1.6%
Archer-Daniels-Midland Co.		30,037	1,448,384
Campbell Soup Co.		8,595	409,552
ConAgra Foods, Inc.		20,088	878,247
General Mills, Inc.		28,633	1,595,431
Hershey Co. (The)		7,137	633,980
Hormel Foods Corp.		6,533	368,265
J.M. Smucker Co. (The)		4,791	519,392
Kellogg Co.		12,454	780,866
Keurig Green Mountain, Inc.		5,604	429,435
Kraft Foods Group, Inc.		28,602	2,435,174
McCormick & Co., Inc. (Non-Voting Shares)		6,090	492,986
Mead Johnson Nutrition Co.		9,734	878,201
Mondelez International, Inc., Class A		80,122	3,296,219
Tyson Foods, Inc., Class A		14,299	609,566

			14,775,698

Gas Utilities—0.0%
AGL Resources, Inc.		5,469	254,637

Health Care Equipment & Supplies—2.2%
Abbott Laboratories		73,275	3,596,337
Baxter International, Inc.		26,407	1,846,641
Becton Dickinson and Co.		10,192	1,443,697
Boston Scientific Corp.	*	63,830	1,129,791
C.R. Bard, Inc.		3,709	633,126
DENTSPLY International, Inc.		6,301	324,817
Edwards Lifesciences Corp.	*	5,369	764,707
Intuitive Surgical, Inc.	*	1,743	844,483
Medtronic plc (Ireland)		69,119	5,121,718
St. Jude Medical, Inc.		13,338	974,608
Stryker Corp.		14,289	1,365,600
Varian Medical Systems, Inc.	*	4,853	409,253
Zimmer Biomet Holdings, Inc.		8,166	891,972

			19,346,750

Health Care Providers & Services—2.9%
Aetna, Inc.		17,126	2,182,880
AmerisourceBergen Corp.		10,096	1,073,609
Anthem, Inc.		12,813	2,103,126
Cardinal Health, Inc.		15,779	1,319,913
Cigna Corp.		12,373	2,004,426
DaVita HealthCare Partners, Inc.	*	8,309	660,316
Express Scripts Holding Co.	*	35,319	3,141,272
HCA Holdings, Inc.	*	14,150	1,283,688
Henry Schein, Inc.	*	4,195	596,193
Humana, Inc.		7,208	1,378,746
Laboratory Corp. of America Holdings	*	4,654	564,158
McKesson Corp.		11,321	2,545,074
Patterson Cos., Inc.		4,524	220,093

		Shares	Value
Quest Diagnostics, Inc.		7,057	$511,774
Tenet Healthcare Corp.	*	4,560	263,933
UnitedHealth Group, Inc.		46,253	5,642,866
Universal Health Services, Inc., Class B		4,252	604,209

			26,096,276

Health Care Technology—0.1%
Cerner Corp.	*	14,940	1,031,756

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.		21,301	1,052,056
Chipotle Mexican Grill, Inc.	*	1,494	903,855
Darden Restaurants, Inc.		5,969	424,277
Marriott International, Inc., Class A		10,082	750,000
McDonald’s Corp.		46,636	4,433,685
Royal Caribbean Cruises Ltd.		7,741	609,139
Starbucks Corp.		72,804	3,903,386
Starwood Hotels & Resorts Worldwide, Inc.		8,382	679,696
Wyndham Worldwide Corp.		5,737	469,918
Wynn Resorts Ltd.		3,839	378,794
Yum! Brands, Inc.		21,096	1,900,328

			15,505,134

Household Durables—0.4%
D.R. Horton, Inc.	†	16,911	462,685
Garmin Ltd. (Switzerland)		5,434	238,716
Harman International Industries, Inc.		3,374	401,304
Leggett & Platt, Inc.		7,152	348,159
Lennar Corp., Class A		8,758	447,008
Mohawk Industries, Inc.	*	3,035	579,381
Newell Rubbermaid, Inc.		13,330	547,996
PulteGroup, Inc.		16,244	327,317
Whirlpool Corp.		3,682	637,170

			3,989,736

Household Products—1.7%
Clorox Co. (The)		6,288	654,078
Colgate-Palmolive Co.		41,448	2,711,114
Kimberly-Clark Corp.		17,451	1,849,282
Procter & Gamble Co. (The)		131,636	10,299,201

			15,513,675

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)	†	31,996	424,267
NRG Energy, Inc.		17,220	393,994
Talen Energy Corp.	*	1	10

			818,271

Industrial Conglomerates—2.4%
3M Co.		30,792	4,751,205
Danaher Corp.		29,856	2,555,375
General Electric Co.		488,889	12,989,781
Roper Technologies, Inc.		4,754	819,875

			21,116,236

Insurance—2.7%
ACE Ltd. (Switzerland)		15,700	1,596,376
Aflac, Inc.		20,990	1,305,578
Allstate Corp. (The)		19,827	1,286,177

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
American International Group, Inc.		64,697	$3,999,568
Aon plc (United Kingdom)		13,615	1,357,143
Assurant, Inc.		3,601	241,267
Chubb Corp. (The)		11,163	1,062,048
Cincinnati Financial Corp.		6,959	349,203
Genworth Financial, Inc., Class A	*	23,488	177,804
Hartford Financial Services Group, Inc. (The)		20,442	849,774
Lincoln National Corp.		12,517	741,257
Loews Corp.		14,890	573,414
Marsh & McLennan Cos., Inc.		26,287	1,490,473
MetLife, Inc.		54,304	3,040,481
Principal Financial Group, Inc.		13,189	676,464
Progressive Corp. (The)		26,589	739,972
Prudential Financial, Inc.		22,114	1,935,417
Torchmark Corp.		5,743	334,357
Travelers Cos., Inc. (The)		15,653	1,513,019
Unum Group		12,769	456,492
XL Group plc (Ireland)		15,153	563,692

			24,289,976

Internet & Catalog Retail—1.5%
Amazon.com, Inc.	*	18,454	8,010,697
Expedia, Inc.		4,548	497,324
Netflix, Inc.	*	2,941	1,932,060
Priceline Group, Inc. (The)	*	2,487	2,863,457
TripAdvisor, Inc.	*	5,135	447,464

			13,751,002

Internet Software & Services—3.3%
Akamai Technologies, Inc.	*	8,467	591,166
eBay, Inc.	*	53,486	3,221,997
Equinix, Inc. REIT		2,676	679,704
Facebook, Inc., Class A	*	102,193	8,764,583
Google, Inc., Class A	*	13,841	7,474,694
Google, Inc., Class C	*	13,907	7,238,732
VeriSign, Inc.	*†	5,434	335,386
Yahoo!, Inc.	*	41,569	1,633,246

			29,939,508

IT Services—3.4%
Accenture plc, Class A (Ireland)		30,524	2,954,113
Alliance Data Systems Corp.	*	2,980	869,981
Automatic Data Processing, Inc.		22,955	1,841,680
Cognizant Technology Solutions Corp., Class A	*	29,623	1,809,669
Computer Sciences Corp.		7,095	465,716
Fidelity National Information Services, Inc.		14,083	870,329
Fiserv, Inc.	*	11,654	965,301
International Business Machines Corp.		44,554	7,247,153
MasterCard, Inc., Class A		47,370	4,428,147
Paychex, Inc.		16,184	758,706
Teradata Corp.	*	7,184	265,808
Total System Services, Inc.		8,023	335,121
Visa, Inc., Class A		94,051	6,315,525
Western Union Co. (The)		25,519	518,801
Xerox Corp.		51,525	548,226

			30,194,276

		Shares	Value
Leisure Products—0.1%
Hasbro, Inc.		5,210	$389,656
Mattel, Inc.		16,206	416,332

			805,988

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.		15,791	609,217
PerkinElmer, Inc.		5,881	309,576
Thermo Fisher Scientific, Inc.		19,314	2,506,184
Waters Corp.	*	4,165	534,703

			3,959,680

Machinery—1.5%
Caterpillar, Inc.		29,477	2,500,239
Cummins, Inc.		8,243	1,081,399
Deere & Co.	†	16,323	1,584,147
Dover Corp.		7,708	540,948
Flowserve Corp.		6,164	324,596
Illinois Tool Works, Inc.		16,852	1,546,845
Ingersoll-Rand plc		12,500	842,750
Joy Global, Inc.		4,473	161,923
PACCAR, Inc.		17,351	1,107,167
Pall Corp.		4,978	619,512
Parker-Hannifin Corp.		7,054	820,592
Pentair plc (United Kingdom)		8,918	613,113
Snap-on, Inc.		2,676	426,153
Stanley Black & Decker, Inc.		7,791	819,925
Xylem, Inc.		8,703	322,620

			13,311,929

Media—3.6%
Cablevision Systems Corp., Class A	†	11,518	275,741
CBS Corp. (Non-Voting Shares), Class B		22,176	1,230,768
Comcast Corp., Class A		121,958	7,334,554
DIRECTV	*	24,467	2,270,293
Discovery Communications, Inc., Class A	*†	6,815	226,667
Discovery Communications, Inc., Class C	*	12,729	395,617
Gannett Co., Inc.	*	5,178	72,433
Interpublic Group of Cos., Inc. (The)		19,260	371,140
News Corp., Class A	*	24,662	359,819
Omnicom Group, Inc.	†	12,180	846,388
Scripps Networks Interactive, Inc., Class A		4,736	309,592
TEGNA, Inc.		10,355	332,085
Time Warner Cable, Inc.		13,664	2,434,515
Time Warner, Inc.		40,334	3,525,595
Twenty-First Century Fox, Inc., Class A		85,853	2,794,086
Viacom, Inc., Class B		17,261	1,115,751
Walt Disney Co. (The)		75,771	8,648,502

			32,543,546

Metals & Mining—0.3%
Alcoa, Inc.		58,792	655,531
Allegheny Technologies, Inc.		4,832	145,926
Freeport-McMoRan, Inc.		50,954	948,763
Newmont Mining Corp.		25,660	599,418
Nucor Corp.		14,916	657,348

			3,006,986

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Multiline Retail—0.8%
Dollar General Corp.		14,314	$1,112,770
Dollar Tree, Inc.	*	9,811	774,971
Family Dollar Stores, Inc.		4,381	345,267
Kohl’s Corp.		9,762	611,199
Macy’s, Inc.		16,622	1,121,486
Nordstrom, Inc.		6,523	485,963
Target Corp.		30,979	2,528,816

			6,980,472

Multi-Utilities—1.1%
Ameren Corp.		11,914	448,920
CenterPoint Energy, Inc.		20,023	381,038
CMS Energy Corp.		13,251	421,912
Consolidated Edison, Inc.		14,475	837,813
Dominion Resources, Inc.		28,643	1,915,357
DTE Energy Co.		8,835	659,444
NiSource, Inc.		15,733	717,267
PG&E Corp.		22,734	1,116,239
Public Service Enterprise Group, Inc.		24,799	974,105
SCANA Corp.		6,455	326,946
Sempra Energy		11,061	1,094,375
TECO Energy, Inc.		10,852	191,646
WEC Energy Group, Inc.		15,723	707,072

			9,792,134

Oil, Gas & Consumable Fuels—6.4%
Anadarko Petroleum Corp.		24,666	1,925,428
Apache Corp.		17,889	1,030,943
Cabot Oil & Gas Corp.		19,323	609,447
Chesapeake Energy Corp.	†	23,222	259,390
Chevron Corp.		91,100	8,788,417
Cimarex Energy Co.		4,292	473,451
ConocoPhillips		59,785	3,671,397
CONSOL Energy, Inc.		11,125	241,858
Devon Energy Corp.		18,423	1,095,984
EOG Resources, Inc.		26,680	2,335,834
EQT Corp.		7,214	586,787
Exxon Mobil Corp.		203,117	16,899,334
Hess Corp.		11,809	789,786
Kinder Morgan, Inc.		84,160	3,230,902
Marathon Oil Corp.		32,434	860,798
Marathon Petroleum Corp.		26,304	1,375,962
Murphy Oil Corp.		7,807	324,537
Newfield Exploration Co.	*	8,094	292,355
Noble Energy, Inc.		18,345	782,965
Occidental Petroleum Corp.		37,446	2,912,175
ONEOK, Inc.		10,228	403,801
Phillips 66		26,079	2,100,924
Pioneer Natural Resources Co.		7,292	1,011,328
Range Resources Corp.		7,837	386,991
Southwestern Energy Co.	*	18,620	423,233
Spectra Energy Corp.		32,573	1,061,880
Tesoro Corp.		5,755	485,780
Valero Energy Corp.		24,754	1,549,600
Williams Cos., Inc. (The)		32,107	1,842,621

			57,753,908

Paper & Forest Products—0.1%
International Paper Co.		20,114	957,225

		Shares	Value
Personal Products—0.1%
Estee Lauder Cos., Inc. (The), Class A		10,759	$932,375

Pharmaceuticals—6.4%
AbbVie, Inc.		83,432	5,605,796
Allergan plc	*	18,935	5,746,015
Bristol-Myers Squibb Co.		80,617	5,364,255
Eli Lilly & Co.		47,474	3,963,604
Endo International plc (Ireland)	*	9,838	783,597
Hospira, Inc.	*	8,161	723,962
Johnson & Johnson		134,666	13,124,548
Mallinckrodt plc	*	5,433	639,573
Merck & Co., Inc.		137,541	7,830,209
Mylan NV	*	19,972	1,355,300
Perrigo Co. plc (Ireland)		7,097	1,311,739
Pfizer, Inc.		298,773	10,017,859
Zoetis, Inc.		24,105	1,162,343

			57,628,800

Professional Services—0.2%
Dun & Bradstreet Corp. (The)		1,866	227,652
Equifax, Inc.		5,895	572,346
Nielsen NV		17,605	788,176
Robert Half International, Inc.		6,567	364,468

			1,952,642

Real Estate Investment Trusts (REITs)—2.3%
American Tower Corp. REIT		20,583	1,920,188
Apartment Investment & Management Co.,
Class A REIT		7,792	287,759
AvalonBay Communities, Inc. REIT		6,353	1,015,654
Boston Properties, Inc. REIT		7,223	874,272
Crown Castle International Corp. REIT		15,952	1,280,946
Equity Residential REIT		17,324	1,215,625
Essex Property Trust, Inc. REIT		3,243	689,137
General Growth Properties, Inc. REIT		30,862	791,919
HCP, Inc. REIT		22,769	830,385
Health Care REIT, Inc. REIT		17,032	1,117,810
Host Hotels & Resorts, Inc. REIT		35,401	702,002
Iron Mountain, Inc. REIT		9,348	289,788
Kimco Realty Corp. REIT		19,993	450,642
Macerich Co. (The) REIT		6,568	489,973
Plum Creek Timber Co., Inc. REIT		8,363	339,287
Prologis, Inc. REIT		25,427	943,342
Public Storage REIT		7,090	1,307,183
Realty Income Corp. REIT		10,673	473,774
Simon Property Group, Inc. REIT		15,112	2,614,678
SL Green Realty Corp. REIT		4,677	513,956
Ventas, Inc. REIT		16,054	996,793
Vornado Realty Trust REIT		8,235	781,749
Weyerhaeuser Co. REIT		25,972	818,118

			20,744,980

Real Estate Management & Development—0.1%
CBRE Group, Inc., Class A	*	14,059	520,183

Road & Rail—0.9%
CSX Corp.		48,302	1,577,060

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
J.B. Hunt Transport Services, Inc.		4,465	$366,532
Kansas City Southern		5,074	462,749
Norfolk Southern Corp.		15,012	1,311,448
Ryder System, Inc.		2,682	234,326
Union Pacific Corp.		42,766	4,078,594

			8,030,709

Semiconductors & Semiconductor Equipment—2.4%
Altera Corp.		14,360	735,232
Analog Devices, Inc.		15,268	979,977
Applied Materials, Inc.		58,213	1,118,854
Avago Technologies Ltd. (Singapore)		12,504	1,662,157
Broadcom Corp., Class A		25,892	1,333,179
First Solar, Inc.	*	3,850	180,873
Intel Corp.		229,548	6,981,702
KLA-Tencor Corp.		7,807	438,831
Lam Research Corp.		7,948	646,570
Linear Technology Corp.		11,999	530,716
Microchip Technology, Inc.	†	10,200	483,735
Micron Technology, Inc.	*	52,597	990,927
NVIDIA Corp.		23,694	476,486
Qorvo, Inc.	*	7,251	582,038
Skyworks Solutions, Inc.		9,014	938,357
Texas Instruments, Inc.		50,899	2,621,808
Xilinx, Inc.		12,074	533,188

			21,234,630

Software—3.7%
Adobe Systems, Inc.	*	23,184	1,878,136
Autodesk, Inc.	*	10,730	537,305
CA, Inc.		15,716	460,322
Citrix Systems, Inc.	*	7,360	516,378
Electronic Arts, Inc.	*	14,815	985,197
Intuit, Inc.		13,322	1,342,458
Microsoft Corp.		392,510	17,329,316
Oracle Corp.		155,402	6,262,701
Red Hat, Inc.	*	9,149	694,684
salesforce.com, Inc.	*	29,450	2,050,603
Symantec Corp.		32,325	751,556

			32,808,656

Specialty Retail—2.3%
AutoNation, Inc.	*	3,337	210,164
AutoZone, Inc.	*	1,562	1,041,698
Bed Bath & Beyond, Inc.	*	8,947	617,164
Best Buy Co., Inc.		13,948	454,844
CarMax, Inc.	*†	9,846	651,904
GameStop Corp., Class A	†	5,740	246,590
Gap, Inc. (The)		12,766	487,278
Home Depot, Inc. (The)		63,027	7,004,191
L Brands, Inc.		11,604	994,811
Lowe’s Cos., Inc.		45,254	3,030,660
O’Reilly Automotive, Inc.	*	4,975	1,124,251
Ross Stores, Inc.		19,890	966,853
Staples, Inc.		30,511	467,123
Tiffany & Co.		5,231	480,206
TJX Cos., Inc. (The)		33,226	2,198,565
Tractor Supply Co.		6,512	585,689
Urban Outfitters, Inc.	*	5,272	184,520

			20,746,511

			Shares	Value
Technology Hardware, Storage & Peripherals—4.8%
Apple, Inc.			279,528	$35,059,799
EMC Corp.			95,040	2,508,106
Hewlett-Packard Co.			88,320	2,650,483
NetApp, Inc.			14,307	451,529
SanDisk Corp.			10,563	614,978
Seagate Technology plc			15,475	735,062
Western Digital Corp.			10,637	834,154

				42,854,111

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.		†	13,468	466,127
Fossil Group, Inc.		*	2,021	140,177
Hanesbrands, Inc.		†	19,006	633,280
Michael Kors Holdings Ltd. (United Kingdom)		*	9,747	410,251
NIKE, Inc., Class B			33,985	3,671,060
PVH Corp.			4,178	481,306
Ralph Lauren Corp.			2,913	385,565
Under Armour, Inc., Class A		*	7,953	663,598
V.F. Corp.			16,523	1,152,314

				8,003,678

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.			23,486	232,042

Tobacco—1.4%
Altria Group, Inc.			95,541	4,672,910
Philip Morris International, Inc.			75,005	6,013,151
Reynolds American, Inc.			20,094	1,500,218

				12,186,279

Trading Companies & Distributors—0.2%
Fastenal Co.		†	13,342	562,766
United Rentals, Inc.		*	4,468	391,486
W.W. Grainger, Inc.			2,893	684,628

				1,638,880

TOTAL COMMON STOCKS
(Cost $557,328,714)				884,311,812

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.090%	12/10/2015	‡‡	$20,000	19,996
0.055%	09/17/2015	‡‡	650,000	650,007

				670,003

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $669,915)				670,003

			Shares	Value
MONEY MARKET FUNDS—2.0%
Institutional Money Market Funds—2.0%
Dreyfus Institutional Cash Advantage Fund, 0.08%		††¥	800,000	800,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		¥13,081,919	$13,081,919
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%	††¥	1,203,057	1,203,057
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%	††¥	800,000	800,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	800,000	800,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	800,000	800,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	800,000	800,000

TOTAL MONEY MARKET FUNDS
(Cost $18,284,976)			18,284,976

TOTAL INVESTMENTS—100.6%
(Cost $576,283,605)			903,266,791
Other assets less liabilities—(0.6%)			(5,478,636)

NET ASSETS—100.0%			$897,788,155

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—98.7%
Aerospace & Defense—2.5%
AAR Corp.		1,489	$47,454
Aerojet Rocketdyne Holdings, Inc.	*	1,629	33,574
American Science & Engineering, Inc.		435	19,057
Astronics Corp.	*	645	45,724
B/E Aerospace, Inc.		4,159	228,329
Boeing Co. (The)		27,027	3,749,186
Cubic Corp.		476	22,648
Curtiss-Wright Corp.		2,112	152,993
DigitalGlobe, Inc.	*	3,780	105,046
Engility Holdings, Inc.		622	15,650
Esterline Technologies Corp.	*	1,049	100,012
General Dynamics Corp.		11,990	1,698,863
HEICO Corp.	†	2,276	132,691
Hexcel Corp.		4,757	236,613
Honeywell International, Inc.		30,506	3,110,697
Huntington Ingalls Industries, Inc.		1,897	213,583
KLX, Inc.	*	2,079	91,746
Kratos Defense & Security Solutions, Inc.	*	832	5,242
L-3 Communications Holdings, Inc.		3,222	365,310
Lockheed Martin Corp.		10,595	1,969,611
Moog, Inc., Class A	*	1,446	102,203
National Presto Industries, Inc.		535	42,971
Northrop Grumman Corp.		7,805	1,238,107
Orbital ATK, Inc.		2,503	183,620
Precision Castparts Corp.		5,732	1,145,655
Raytheon Co.		12,251	1,172,176
Rockwell Collins, Inc.		5,705	526,857
Spirit AeroSystems Holdings, Inc., Class A	*	6,517	359,152
TASER International, Inc.	*†	2,292	76,347
Teledyne Technologies, Inc.	*	1,228	129,566
Textron, Inc.		12,237	546,137
TransDigm Group, Inc.	*	2,305	517,864
Triumph Group, Inc.		1,644	108,488
United Technologies Corp.		34,929	3,874,674
Vectrus, Inc.	*	276	6,864

			22,374,710

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc.	*	600	32,976
C.H. Robinson Worldwide, Inc.		6,357	396,613
Expeditors International of Washington, Inc.		7,178	330,942
FedEx Corp.		11,554	1,968,801
Forward Air Corp.		1,431	74,784
Hub Group, Inc., Class A	*	2,400	96,816
United Parcel Service, Inc., Class B		27,680	2,682,469
UTi Worldwide, Inc.	*	2,208	22,058
XPO Logistics, Inc.	*†	1,665	75,225

			5,680,684

Airlines—0.6%
Alaska Air Group, Inc.		5,372	346,118
Allegiant Travel Co.		412	73,286
American Airlines Group, Inc.		27,796	1,110,033
Copa Holdings SA, Class A (Panama)	†	1,841	152,048

		Shares	Value
Delta Air Lines, Inc.		33,027	$1,356,749
Hawaiian Holdings, Inc.	*	1,288	30,590
JetBlue Airways Corp.	*	8,572	177,955
Republic Airways Holdings, Inc.	*	2,384	21,885
SkyWest, Inc.		2,390	35,946
Southwest Airlines Co.		26,758	885,422
Spirit Airlines, Inc.	*	3,308	205,427
United Continental Holdings, Inc.	*	14,383	762,443

			5,157,902

Auto Components—0.5%
American Axle & Manufacturing Holdings, Inc.	*	2,113	44,183
BorgWarner, Inc.		8,954	508,945
Cooper Tire & Rubber Co.		3,066	103,723
Dana Holding Corp.		5,645	116,174
Delphi Automotive plc (United Kingdom)		10,302	876,597
Dorman Products, Inc.	*†	1,022	48,708
Drew Industries, Inc.		2,207	128,050
Gentex Corp.		13,188	216,547
Gentherm, Inc.	*	2,107	115,695
Goodyear Tire & Rubber Co. (The)		9,437	284,526
Johnson Controls, Inc.		25,420	1,259,053
Lear Corp.		3,353	376,408
Modine Manufacturing Co.	*	1,208	12,962
Motorcar Parts of America, Inc.	*	1,792	53,921
Remy International, Inc.		559	12,359
Superior Industries International, Inc.		1,102	20,178
Tenneco, Inc.	*	2,375	136,420
Visteon Corp.	*	2,509	263,395

			4,577,844

Automobiles—0.6%
Ford Motor Co.		150,351	2,256,768
General Motors Co.		63,102	2,103,190
Harley-Davidson, Inc.		8,168	460,267
Tesla Motors, Inc.	*†	3,639	976,198
Thor Industries, Inc.		1,221	68,718
Winnebago Industries, Inc.	†	1,432	33,781

			5,898,922

Banks—5.9%
1st Source Corp.		1,180	40,262
Ameris Bancorp		1,457	36,848
Associated Banc-Corp		5,110	103,580
BancFirst Corp.		642	42,019
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		1,260	40,547
BancorpSouth, Inc.		3,611	93,019
Bank of America Corp.		413,023	7,029,651
Bank of Hawaii Corp.		1,898	126,559
Bank of the Ozarks, Inc.		2,505	114,604
BankUnited, Inc.		4,777	171,638
Banner Corp.		860	41,220
BB&T Corp.		27,493	1,108,243
BBCN Bancorp, Inc./California		7,132	105,482
BOK Financial Corp.		801	55,734
Boston Private Financial Holdings, Inc.		1,297	17,393
Bridge Bancorp, Inc.		3,091	82,499

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Bryn Mawr Bank Corp.		1,058	$31,909
Capital City Bank Group, Inc.		1,113	16,996
Cardinal Financial Corp.		1,142	24,884
Cascade Bancorp	*	219	1,134
Cathay General Bancorp		2,082	67,561
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.		103	2,446
Chemical Financial Corp.		1,552	51,309
CIT Group, Inc.		7,587	352,720
Citigroup, Inc.		119,454	6,598,639
Citizens & Northern Corp.		3,618	74,350
Citizens Financial Group, Inc.		8,979	245,217
City Holding Co.		250	12,313
City National Corp./California		1,548	139,924
CNB Financial Corp./Pennsylvania		4,147	76,305
CoBiz Financial, Inc.		1,063	13,893
Columbia Banking System, Inc.		1,334	43,408
Comerica, Inc.		7,542	387,055
Commerce Bancshares, Inc./Missouri		3,151	147,372
Community Bank System, Inc.	†	1,402	52,954
Community Trust Bancorp, Inc.		731	25,490
Cullen/Frost Bankers, Inc.		2,502	196,607
CVB Financial Corp.		4,084	71,919
East West Bancorp, Inc.		6,997	313,606
Fidelity Southern Corp.		1,592	27,764
Fifth Third Bancorp		32,850	683,937
Financial Institutions, Inc.		2,741	68,086
First BanCorp. (Puerto Rico)	*	322	1,552
First Bancorp/Southern Pines NC		4,779	79,714
First Busey Corp.		2,407	15,814
First Citizens BancShares, Inc./North Carolina, Class A		254	66,812
First Commonwealth Financial Corp.		2,619	25,116
First Connecticut Bancorp, Inc./Farmington CT		5,036	79,921
First Financial Bancorp		1,895	33,996
First Financial Bankshares, Inc.	†	1,000	34,640
First Horizon National Corp.		8,735	136,877
First Merchants Corp.		874	21,588
First Midwest Bancorp, Inc./Illinois		2,002	37,978
First Niagara Financial Group, Inc.		10,034	94,721
First of Long Island Corp. (The)		1,479	40,998
First Republic Bank/California		4,803	302,733
FirstMerit Corp.		8,833	183,991
FNB Corp./Pennsylvania		4,685	67,089
Fulton Financial Corp.		6,533	85,321
Glacier Bancorp, Inc.		1,771	52,103
Guaranty Bancorp		1,060	17,501
Hancock Holding Co.		2,032	64,841
Hanmi Financial Corp.		900	22,356
Heritage Financial Corp./Washington		4,736	84,632
Hilltop Holdings, Inc.	*	1,510	36,376
Home Bancshares, Inc./Arkansas		2,340	85,550
HomeTrust Bancshares, Inc.	*	5,108	85,610

		Shares	Value
Huntington Bancshares, Inc./Ohio		31,066	$351,356
IBERIABANK Corp.		966	65,910
Independent Bank Corp./Massachusetts	†	874	40,982
International Bancshares Corp.		3,248	87,274
Investors Bancorp, Inc.		13,623	167,563
JPMorgan Chase & Co.		147,172	9,972,375
KeyCorp		33,148	497,883
LegacyTexas Financial Group, Inc.		1,733	52,337
M&T Bank Corp.		5,079	634,519
MB Financial, Inc.		2,119	72,978
Merchants Bancshares, Inc.		2,994	99,012
MidWestOne Financial Group, Inc.		1,842	60,639
National Penn Bancshares, Inc.		2,758	31,110
NBT Bancorp, Inc.		1,000	26,170
Old National Bancorp/Indiana		3,552	51,362
PacWest Bancorp		3,898	182,270
Park National Corp.	†	728	63,605
Park Sterling Corp.		6,371	45,871
Peoples Bancorp, Inc./Ohio		2,756	64,325
People’s United Financial, Inc.		15,654	253,751
Pinnacle Financial Partners, Inc.		1,818	98,845
PNC Financial Services Group, Inc. (The)		20,829	1,992,294
Popular, Inc. (Puerto Rico)	*	5,380	155,267
PrivateBancorp, Inc.		2,295	91,387
Prosperity Bancshares, Inc.		2,300	132,802
Regions Financial Corp.		53,680	556,125
Republic Bancorp, Inc./Kentucky, Class A		1,603	41,197
S&T Bancorp, Inc.		955	28,258
Sandy Spring Bancorp, Inc.		344	9,625
Signature Bank/New York	*	1,900	278,141
Simmons First National Corp., Class A		911	42,525
South State Corp.		2,017	153,272
State Bank Financial Corp.		4,194	91,010
Sterling Bancorp/New York	†	5,533	81,335
Suffolk Bancorp		3,336	85,602
SunTrust Banks, Inc.		20,095	864,487
Susquehanna Bancshares, Inc.		12,101	170,866
SVB Financial Group	*	1,736	249,949
Synovus Financial Corp.		5,952	183,441
TCF Financial Corp.		6,104	101,387
Texas Capital Bancshares, Inc.	*	2,821	175,579
Tompkins Financial Corp.		730	39,216
Towne Bank/Virginia	†	1,448	23,588
Trustmark Corp.		2,635	65,822
U.S. Bancorp/Minnesota		67,244	2,918,390
UMB Financial Corp.		1,211	69,051
Umpqua Holdings Corp.		9,721	174,881
Union Bankshares Corp.		1,503	34,930
United Bankshares, Inc./West Virginia		2,134	85,851
United Community Banks, Inc./Georgia		454	9,475
Valley National Bancorp		6,899	71,129
Washington Trust Bancorp, Inc.		500	19,740
Webster Financial Corp.		2,393	94,643
Wells Fargo & Co.		184,684	10,386,628
WesBanco, Inc.		3,097	105,360

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Westamerica Bancorporation	†	288	$14,587
Western Alliance Bancorp	*	2,725	91,996
Wintrust Financial Corp.		1,017	54,287
Zions Bancorporation		9,159	290,661

			53,649,847

Beverages—1.7%
Boston Beer Co., Inc. (The), Class A	*	609	141,282
Brown-Forman Corp., Class B		5,966	597,674
Coca-Cola Bottling Co. Consolidated		437	66,018
Coca-Cola Co. (The)		155,960	6,118,311
Coca-Cola Enterprises, Inc.		8,850	384,444
Constellation Brands, Inc., Class A		6,550	759,931
Dr. Pepper Snapple Group, Inc.		7,323	533,847
Molson Coors Brewing Co., Class B		6,229	434,846
Monster Beverage Corp.	*	5,360	718,347
PepsiCo, Inc.		58,971	5,504,353

			15,259,053

Biotechnology—3.6%
ACADIA Pharmaceuticals, Inc.	*	3,025	126,687
Achillion Pharmaceuticals, Inc.	*†	5,414	47,968
Acorda Therapeutics, Inc.	*	674	22,464
Advaxis, Inc.	*	2,266	46,068
Aegerion Pharmaceuticals, Inc.	*	1,499	28,436
Agenus, Inc.	*	5,420	46,775
Agios Pharmaceuticals, Inc.	*†	838	93,135
Alder Biopharmaceuticals, Inc.	*	922	48,838
Alexion Pharmaceuticals, Inc.	*	8,417	1,521,451
Alkermes plc (Ireland)	*	5,289	340,294
Alnylam Pharmaceuticals, Inc.	*	2,817	337,674
AMAG Pharmaceuticals, Inc.	*†	834	57,596
Amgen, Inc.		29,524	4,532,524
Amicus Therapeutics, Inc.	*	3,392	47,997
Anacor Pharmaceuticals, Inc.	*	2,424	187,690
Arena Pharmaceuticals, Inc.	*†	9,689	44,957
ARIAD Pharmaceuticals, Inc.	*†	5,175	42,797
Array BioPharma, Inc.	*†	4,333	31,241
Arrowhead Research Corp.	*†	2,896	20,706
Atara Biotherapeutics, Inc.	*	882	46,534
BioCryst Pharmaceuticals, Inc.	*	3,439	51,344
Biogen Idec, Inc.	*	9,257	3,739,273
BioMarin Pharmaceutical, Inc.	*	5,932	811,379
Bluebird Bio, Inc.	*	1,335	224,774
Calithera Biosciences, Inc.	*	5,564	39,727
Catalyst Pharmaceuticals, Inc.	*	11,128	45,959
Celgene Corp.	*	31,269	3,618,918
Celldex Therapeutics, Inc.	*	6,204	156,465
Cellular Biomedicine Group, Inc.	*	1,275	47,825
Cepheid, Inc.	*	2,341	143,152
Chimerix, Inc.	*	1,123	51,883
Clovis Oncology, Inc.	*†	1,475	129,623
Coherus Biosciences, Inc.	*	1,685	48,697
CytRx Corp.	*†	9,490	35,303
Dyax Corp.	*	4,812	127,518
Dynavax Technologies Corp.	*†	2,946	69,010
Eagle Pharmaceuticals, Inc./DE	*	528	42,694
Emergent BioSolutions, Inc.	*	1,319	43,461
Epizyme, Inc.	*	1,889	45,336

		Shares	Value
Esperion Therapeutics, Inc.	*	547	$44,723
Exact Sciences Corp.	*†	5,314	158,038
Exelixis, Inc.	*†	15,393	57,878
FibroGen, Inc.	*	1,930	45,355
Five Prime Therapeutics, Inc.	*	1,885	46,823
Galena Biopharma, Inc.	*†	15,289	25,991
Genomic Health, Inc.	*†	1,284	35,682
Geron Corp.	*†	4,719	20,197
Gilead Sciences, Inc.		58,101	6,802,465
Halozyme Therapeutics, Inc.	*	6,362	143,654
Heron Therapeutics, Inc.	*†	3,218	100,273
Idera Pharmaceuticals, Inc.	*	13,094	48,579
ImmunoGen, Inc.	*†	1,323	19,025
Immunomedics, Inc.	*†	2,141	8,692
Incyte Corp.	*	5,355	558,045
Inovio Pharmaceuticals, Inc.	*†	4,267	34,819
Insmed, Inc.	*	2,696	65,836
Intercept Pharmaceuticals, Inc.	*†	507	122,380
Intrexon Corp.	*†	1,662	81,106
Invitae Corp.	*	3,036	45,176
Ironwood Pharmaceuticals, Inc.	*	7,019	84,649
Isis Pharmaceuticals, Inc.	*†	5,904	339,775
Karyopharm Therapeutics, Inc.	*	1,683	45,794
Keryx Biopharmaceuticals, Inc.	*†	5,221	52,106
Kite Pharma, Inc.	*	750	45,728
KYTHERA Biopharmaceuticals, Inc.	*	607	45,713
La Jolla Pharmaceutical Co.	*	2,037	49,927
Lexicon Pharmaceuticals, Inc.	*†	334	2,689
Ligand Pharmaceuticals, Inc.	*	815	82,234
Lion Biotechnologies, Inc.	*	4,777	43,805
MacroGenics, Inc.	*	1,247	47,349
MannKind Corp.	*†	8,369	47,620
Medivation, Inc.	*	3,462	395,360
Merrimack Pharmaceuticals, Inc.	*†	5,739	70,963
MiMedx Group, Inc.	*†	5,999	69,528
Mirati Therapeutics, Inc.	*	1,481	46,607
Momenta Pharmaceuticals, Inc.	*	2,618	59,717
Myriad Genetics, Inc.	*†	4,124	140,175
Neurocrine Biosciences, Inc.	*	2,588	123,603
NewLink Genetics Corp.	*†	2,670	118,201
Northwest Biotherapeutics, Inc.	*†	5,699	56,591
Novavax, Inc.	*	10,201	113,639
Oncothyreon, Inc.	*	11,784	44,072
OPKO Health, Inc.	*†	12,920	207,754
Orexigen Therapeutics, Inc.	*†	6,895	34,130
Organovo Holdings, Inc.	*	11,074	41,749
Osiris Therapeutics, Inc.	*†	1,402	27,283
Otonomy, Inc.	*	2,044	46,992
OvaScience, Inc.	*	1,412	40,849
PDL BioPharma, Inc.	†	3,841	24,698
Peregrine Pharmaceuticals, Inc.	*†	20,036	26,247
Pfenex, Inc.	*	2,406	46,676
Portola Pharmaceuticals, Inc.	*	1,194	54,387
Progenics Pharmaceuticals, Inc.	*†	793	5,916
Prothena Corp. plc (Ireland)	*	1,778	93,647
PTC Therapeutics, Inc.	*	1,567	75,420
Puma Biotechnology, Inc.	*†	853	99,588
Radius Health, Inc.	*	715	48,405
Raptor Pharmaceutical Corp.	*†	3,794	59,907
Receptos, Inc.	*	1,037	197,082
Regeneron Pharmaceuticals, Inc.	*	3,165	1,614,561
Regulus Therapeutics, Inc.	*	4,506	49,386
Repligen Corp.	*	1,117	46,099

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Retrophin, Inc.	*†	3,586	$118,876
Rigel Pharmaceuticals, Inc.	*	1,882	6,041
Sangamo BioSciences, Inc.	*	2,626	29,122
Sarepta Therapeutics, Inc.	*†	2,129	64,785
Seattle Genetics, Inc.	*†	3,191	154,444
Sorrento Therapeutics, Inc.	*	2,737	48,226
Synergy Pharmaceuticals, Inc.	*†	6,708	55,676
TESARO, Inc.	*	795	46,738
TG Therapeutics, Inc.	*†	4,138	68,649
Threshold Pharmaceuticals, Inc.	*†	6,119	24,721
Trovagene, Inc.	*	4,449	45,157
Ultragenyx Pharmaceutical, Inc.	*	569	58,260
United Therapeutics Corp.	*	1,828	317,981
Vanda Pharmaceuticals, Inc.	*†	2,680	34,009
Vertex Pharmaceuticals, Inc.	*	9,580	1,182,938
Vital Therapies, Inc.	*	2,106	44,437
XOMA Corp.	*†	9,130	35,424
Zafgen, Inc.	*	1,187	41,106
ZIOPHARM Oncology, Inc.	*†	9,911	118,933

			33,071,054

Building Products—0.3%
A.O. Smith Corp.		4,024	289,647
Allegion plc (Ireland)		3,761	226,187
American Woodmark Corp.	*	800	43,880
Apogee Enterprises, Inc.		1,250	65,800
Armstrong World Industries, Inc.	*	1,413	75,285
Builders FirstSource, Inc.	*	3,379	43,386
Fortune Brands Home & Security, Inc.		5,665	259,570
Gibraltar Industries, Inc.	*	1,188	24,200
Griffon Corp.		1,288	20,505
Lennox International, Inc.		2,019	217,426
Masco Corp.		16,508	440,268
Masonite International Corp.	*	741	51,951
NCI Building Systems, Inc.	*	246	3,707
Owens Corning, Inc.		3,682	151,882
Patrick Industries, Inc.	*	1,461	55,591
Quanex Building Products Corp.		1,671	35,810
Simpson Manufacturing Co., Inc.		2,084	70,856
Trex Co., Inc.	*	1,462	72,267
Universal Forest Products, Inc.		1,121	58,326
USG Corp.	*	3,348	93,041

			2,299,585

Capital Markets—2.3%
Actua Corp.	*	4,779	68,149
Affiliated Managers Group, Inc.	*	2,083	455,344
Ameriprise Financial, Inc.		7,388	922,983
Arlington Asset Investment Corp., Class A	†	304	5,946
Artisan Partners Asset Management, Inc., Class A		707	32,847
Ashford, Inc.	*	48	4,189
Bank of New York Mellon Corp. (The)		44,286	1,858,683
BGC Partners, Inc., Class A		7,270	63,613
BlackRock, Inc.		5,053	1,748,237
Calamos Asset Management, Inc., Class A		1,800	22,050
Charles Schwab Corp. (The)		44,155	1,441,661
CIFC Corp.	†	4,547	36,058

		Shares	Value
Cowen Group, Inc., Class A	*	2,582	$16,525
Diamond Hill Investment Group, Inc.		331	66,087
E*TRADE Financial Corp.	*	13,474	403,546
Eaton Vance Corp.		5,282	206,685
Evercore Partners, Inc., Class A		2,410	130,044
Federated Investors, Inc., Class B		3,745	125,420
Financial Engines, Inc.	†	1,762	74,850
Franklin Resources, Inc.		15,516	760,749
GAMCO Investors, Inc., Class A		558	38,340
Goldman Sachs Group, Inc. (The)		17,298	3,611,649
Greenhill & Co., Inc.		495	20,458
HFF, Inc., Class A		949	39,602
Interactive Brokers Group, Inc., Class A		1,570	65,249
INTL FCStone, Inc.	*	507	16,853
Invesco Ltd.		16,610	622,709
Investment Technology Group, Inc.		2,078	51,534
Janus Capital Group, Inc.		6,411	109,756
KCG Holdings, Inc., Class A	*†	444	5,475
Ladenburg Thalmann Financial Services, Inc.	*†	18,032	63,112
Lazard Ltd., Class A (Bermuda)		5,918	332,828
Legg Mason, Inc.		3,981	205,141
LPL Financial Holdings, Inc.	†	2,478	115,202
Morgan Stanley		60,297	2,338,921
Northern Trust Corp.		9,019	689,593
NorthStar Asset Management Group, Inc.		7,137	131,963
Piper Jaffray Cos.	*	963	42,025
Pzena Investment Management, Inc., Class A		6,659	73,582
Raymond James Financial, Inc.		4,128	245,946
Safeguard Scientifics, Inc.	*	678	13,194
SEI Investments Co.		5,918	290,160
State Street Corp.		16,546	1,274,042
Stifel Financial Corp.	*	2,724	157,284
T. Rowe Price Group, Inc.		9,852	765,796
TD Ameritrade Holding Corp.		9,598	353,398
Virtus Investment Partners, Inc.		210	27,773
Waddell & Reed Financial, Inc., Class A		3,971	187,868
Walter Investment Management Corp.	*†	1,972	45,100
Westwood Holdings Group, Inc.		1,027	61,178
WisdomTree Investments, Inc.	†	3,701	81,292

			20,520,689

Chemicals—2.4%
A. Schulman, Inc.		1,444	63,132
Air Products & Chemicals, Inc.		8,124	1,111,607
Airgas, Inc.		2,915	308,349
Albemarle Corp.		4,839	267,452
Ashland, Inc.		2,794	340,589
Axalta Coating Systems Ltd.	*	1,343	44,426
Axiall Corp.		2,616	94,307
Balchem Corp.		655	36,497
Cabot Corp.		2,693	100,422
Calgon Carbon Corp.		3,184	61,706
Celanese Corp., Series A		5,922	425,673
CF Industries Holdings, Inc.		10,395	668,191
Chemtura Corp.	*	5,201	147,240

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Cytec Industries, Inc.		3,288	$199,023
Dow Chemical Co. (The)		45,536	2,330,077
E.I. Du Pont de Nemours & Co.		35,815	2,290,369
Eastman Chemical Co.		6,221	509,002
Ecolab, Inc.		10,184	1,151,505
Ferro Corp.	*	1,818	30,506
Flotek Industries, Inc.	*†	1,303	16,327
FMC Corp.		5,510	289,550
H.B. Fuller Co.		2,570	104,393
Huntsman Corp.		7,052	155,638
Innophos Holdings, Inc.		588	30,952
International Flavors & Fragrances, Inc.		3,643	398,143
Intrepid Potash, Inc.	*†	1,172	13,994
Koppers Holdings, Inc.		1,582	39,107
Kronos Worldwide, Inc.		2,262	24,792
LSB Industries, Inc.	*	1,411	57,625
LyondellBasell Industries NV, Class A		15,517	1,606,320
Minerals Technologies, Inc.		1,736	118,274
Monsanto Co.		18,989	2,024,037
Mosaic Co. (The)		12,715	595,698
NewMarket Corp.		378	167,790
Olin Corp.		2,796	75,352
OM Group, Inc.		1,147	38,539
OMNOVA Solutions, Inc.	*	6,478	48,520
Platform Specialty Products Corp.	*	3,070	78,531
PolyOne Corp.		3,321	130,084
PPG Industries, Inc.		10,732	1,231,175
Praxair, Inc.		11,518	1,376,977
Quaker Chemical Corp.		483	42,910
Rayonier Advanced Materials, Inc.		1,668	27,122
Rentech, Inc.	*	38,127	40,796
RPM International, Inc.		4,832	236,623
Scotts Miracle-Gro Co. (The), Class A		1,662	98,407
Sensient Technologies Corp.		2,027	138,525
Sherwin-Williams Co. (The)		3,473	955,144
Sigma-Aldrich Corp.		4,492	625,960
Stepan Co.		1,112	60,170
Tredegar Corp.		1,606	35,509
Tronox Ltd., Class A		1,637	23,949
Valspar Corp. (The)		4,039	330,471
W.R. Grace & Co.	*	3,427	343,728
Westlake Chemical Corp.		2,558	175,453

			21,936,658

Commercial Services & Supplies—0.6%
ABM Industries, Inc.		2,291	75,305
ACCO Brands Corp.	*	2,302	17,887
ADT Corp. (The)	†	7,488	251,372
Brady Corp., Class A		2,402	59,426
Brink’s Co. (The)		2,084	61,332
Cintas Corp.		3,889	328,971
Civeo Corp.		4,052	12,440
Clean Harbors, Inc.	*	2,414	129,728
Copart, Inc.	*	3,803	134,931
Covanta Holding Corp.		4,185	88,680
Deluxe Corp.		2,098	130,076
Ennis, Inc.		695	12,920
Essendant, Inc.		2,556	100,323
G&K Services, Inc., Class A		1,008	69,693
Healthcare Services Group, Inc.		4,963	164,027

		Shares	Value
Herman Miller, Inc.		3,155	$91,274
HNI Corp.		2,512	128,489
Interface, Inc.		3,357	84,093
KAR Auction Services, Inc.		4,303	160,932
Kimball International, Inc., Class B		1,500	18,240
Knoll, Inc.		2,701	67,606
Matthews International Corp., Class A		1,052	55,903
McGrath RentCorp		916	27,874
Mobile Mini, Inc.		2,000	84,080
MSA Safety, Inc.		1,444	70,048
NL Industries, Inc.	*	2,111	15,643
Pitney Bowes, Inc.		7,953	165,502
R.R. Donnelley & Sons Co.	†	10,168	177,228
Republic Services, Inc.		11,229	439,840
Rollins, Inc.		2,229	63,593
Steelcase, Inc., Class A		1,992	37,669
Stericycle, Inc.	*	3,138	420,210
Tetra Tech, Inc.		2,114	54,203
Tyco International plc		15,636	601,673
Unifirst Corp.		300	33,555
US Ecology, Inc.		824	40,145
Viad Corp.		937	25,402
Waste Connections, Inc.		4,341	204,548
Waste Management, Inc.		17,744	822,434
West Corp.		1,023	30,792

			5,558,087

Communications Equipment—1.5%
ADTRAN, Inc.		3,197	51,951
Applied Optoelectronics, Inc.	*	2,394	41,560
Arista Networks, Inc.	*	527	43,077
ARRIS Group, Inc.	*	3,613	110,558
Black Box Corp.		865	17,300
Brocade Communications Systems, Inc.		14,008	166,415
CalAmp Corp.	*†	550	10,043
Ciena Corp.	*	5,950	140,896
Cisco Systems, Inc.		200,168	5,496,613
CommScope Holding Co., Inc.	*	1,638	49,975
Comtech Telecommunications Corp.		1,350	39,218
Digi International, Inc.	*	1,976	18,871
EchoStar Corp., Class A	*	1,877	91,372
Extreme Networks, Inc.	*	4,491	12,081
F5 Networks, Inc.	*	2,664	320,612
Finisar Corp.	*	7,171	128,146
Harmonic, Inc.	*	2,820	19,261
Harris Corp.		4,595	353,401
Infinera Corp.	*	4,191	87,927
InterDigital, Inc.		2,803	159,463
Ixia	*	2,330	28,985
JDS Uniphase Corp.	*	7,444	86,202
Juniper Networks, Inc.		17,553	455,851
KVH Industries, Inc.	*	375	5,044
Motorola Solutions, Inc.		8,298	475,807
NETGEAR, Inc.	*	1,206	36,204
Palo Alto Networks, Inc.	*	2,788	487,064
Plantronics, Inc.		1,826	102,822
Polycom, Inc.	*	8,354	95,570
QUALCOMM, Inc.		65,083	4,076,148
Sonus Networks, Inc.	*	2,140	14,809
Ubiquiti Networks, Inc.	†	904	28,851

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
ViaSat, Inc.	*	1,190	$71,709

			13,323,806

Construction & Engineering—0.2%
AECOM	*	7,449	246,413
Aegion Corp.	*	1,223	23,164
Ameresco, Inc., Class A	*	5,845	44,714
Chicago Bridge & Iron Co. NV (Netherlands)	†	4,114	205,864
Comfort Systems USA, Inc.		2,179	50,008
Dycom Industries, Inc.	*	2,076	122,173
EMCOR Group, Inc.		2,908	138,915
Fluor Corp.		6,816	361,316
Furmanite Corp.	*	1,100	8,932
Granite Construction, Inc.		1,889	67,078
Jacobs Engineering Group, Inc.	*	4,968	201,800
KBR, Inc.		6,464	125,919
MasTec, Inc.	*	2,049	40,714
Quanta Services, Inc.	*	8,861	255,374
Tutor Perini Corp.	*	960	20,717

			1,913,101

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	158,995
Headwaters, Inc.	*	2,095	38,171
Martin Marietta Materials, Inc.		2,213	313,162
Summit Materials, Inc., Class A	*	1,761	44,905
Vulcan Materials Co.		6,242	523,891

			1,079,124

Consumer Finance—0.8%
Ally Financial, Inc.	*	15,003	336,517
American Express Co.		34,718	2,698,283
Capital One Financial Corp.		22,188	1,951,878
Cash America International, Inc.		685	17,940
Credit Acceptance Corp.	*	253	62,284
Discover Financial Services		18,027	1,038,716
Encore Capital Group, Inc.	*†	851	36,372
Enova International, Inc.	*	626	11,694
Ezcorp, Inc., Class A	*	2,031	15,090
First Cash Financial Services, Inc.	*	2,461	112,197
Navient Corp.		18,104	329,674
Nelnet, Inc., Class A		481	20,832
PRA Group, Inc.	*†	1,512	94,213
Santander Consumer USA Holdings, Inc.	*	1,889	48,302
SLM Corp.	*	18,104	178,686
Springleaf Holdings, Inc.	*	1,077	49,445
Synchrony Financial	*	4,282	141,006
World Acceptance Corp.	*†	639	39,305

			7,182,434

Containers & Packaging—0.4%
AEP Industries, Inc.	*	372	20,534
AptarGroup, Inc.		3,130	199,600
Avery Dennison Corp.		3,924	239,129
Ball Corp.		6,557	459,974
Bemis Co., Inc.		3,374	151,864
Berry Plastics Group, Inc.	*	2,675	86,670
Crown Holdings, Inc.	*	5,070	268,254
Graphic Packaging Holding Co.		11,052	153,954
Greif, Inc., Class A		852	30,544
MeadWestvaco Corp.		6,183	291,776

		Shares	Value
Myers Industries, Inc.		1,716	$32,604
Owens-Illinois, Inc.	*	6,064	139,108
Packaging Corp. of America		4,339	271,144
Rock-Tenn Co., Class A	†	5,176	311,595
Sealed Air Corp.		7,726	396,962
Silgan Holdings, Inc.		1,615	85,207
Sonoco Products Co.		3,353	143,710

			3,282,629

Distributors—0.1%
Core-Mark Holding Co., Inc.		515	30,514
Genuine Parts Co.		6,041	540,851
LKQ Corp.	*	11,438	345,942
Pool Corp.		2,434	170,818
VOXX International Corp.	*	1,218	10,085

			1,098,210

Diversified Consumer Services—0.2%
2U, Inc.	*	1,540	49,573
American Public Education, Inc.	*	698	17,953
Apollo Education Group, Inc.	*	3,118	40,160
Ascent Capital Group, Inc., Class A	*	545	23,293
Bright Horizons Family Solutions, Inc.	*	712	41,154
Career Education Corp.	*	4,167	13,751
Chegg, Inc.	*†	5,262	41,254
DeVry Education Group, Inc.		2,980	89,340
Graham Holdings Co., Class B		183	196,734
Grand Canyon Education, Inc.	*	3,129	132,670
H&R Block, Inc.		11,402	338,069
Houghton Mifflin Harcourt Co.	*	2,131	53,701
LifeLock, Inc.	*†	3,002	49,233
Regis Corp.	*	1,818	28,652
Service Corp. International		10,864	319,727
ServiceMaster Global Holdings, Inc.	*	2,577	93,210
Sotheby’s	†	2,623	118,665
Steiner Leisure Ltd. (Bahamas)	*	1,503	80,831
Strayer Education, Inc.	*	551	23,748
Universal Technical Institute, Inc.		418	3,595
Weight Watchers International, Inc.	*†	1,826	8,856

			1,764,169

Diversified Financial Services—1.7%
Berkshire Hathaway, Inc., Class B	*	72,434	9,858,992
CBOE Holdings, Inc.		3,873	221,613
CME Group, Inc.		12,281	1,142,870
FNFV Group	*	3,132	48,170
Intercontinental Exchange, Inc.		4,413	986,791
Leucadia National Corp.		12,939	314,159
MarketAxess Holdings, Inc.		1,202	111,510
McGraw Hill Financial, Inc.		10,592	1,063,966
Moody’s Corp.		7,473	806,785
MSCI, Inc.		4,088	251,617
NASDAQ OMX Group, Inc. (The)		5,431	265,087
PHH Corp.	*	2,212	57,578
PICO Holdings, Inc.	*	1,150	16,928
Resource America, Inc., Class A		1,287	10,824
Tiptree Financial, Inc., Class A		4,605	33,386
Voya Financial, Inc.		7,075	328,775

			15,519,051

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Diversified Telecommunication Services—1.8%
8x8, Inc.	*	3,048	$27,310
AT&T, Inc.		204,825	7,275,384
CenturyLink, Inc.		22,585	663,547
Cincinnati Bell, Inc.	*	8,448	32,271
Cogent Communications Holdings, Inc.		2,886	97,662
Consolidated Communications Holdings, Inc.		561	11,787
Frontier Communications Corp.	†	39,354	194,802
General Communication, Inc., Class A	*	2,516	42,797
Globalstar, Inc.	*†	9,926	20,944
IDT Corp., Class B		1,600	28,928
Level 3 Communications, Inc.	*	11,647	613,448
Lumos Networks Corp.		1,350	19,967
Premiere Global Services, Inc.	*	2,174	22,370
Straight Path Communications, Inc., Class B	*	1,402	45,972
Verizon Communications, Inc.		162,222	7,561,167
Vonage Holdings Corp.	*	11,167	54,830
Windstream Holdings, Inc.	†	3,500	22,330
Zayo Group Holdings, Inc.	*	2,335	60,056

			16,795,572

Electric Utilities—1.4%
ALLETE, Inc.		1,243	57,663
American Electric Power Co., Inc.		19,257	1,020,043
Cleco Corp.		2,109	113,570
Duke Energy Corp.		28,089	1,983,645
Edison International		12,740	708,089
El Paso Electric Co.		1,748	60,586
Empire District Electric Co. (The)		4,477	97,599
Entergy Corp.		6,604	465,582
Eversource Energy		11,975	543,785
Exelon Corp.		33,253	1,044,809
FirstEnergy Corp.		16,831	547,849
Great Plains Energy, Inc.		4,631	111,885
Hawaiian Electric Industries, Inc.		3,066	91,152
IDACORP, Inc.		1,515	85,052
ITC Holdings Corp.		5,429	174,705
MGE Energy, Inc.		2,338	90,551
NextEra Energy, Inc.		17,311	1,696,997
OGE Energy Corp.		6,716	191,876
Otter Tail Corp.		1,095	29,127
Pepco Holdings, Inc.		8,859	238,662
Pinnacle West Capital Corp.		3,789	215,556
PNM Resources, Inc.		2,169	53,358
Portland General Electric Co.		1,970	65,325
PPL Corp.		27,620	813,961
Southern Co. (The)		36,691	1,537,353
UIL Holdings Corp.		1,496	68,547
Unitil Corp.		2,609	86,149
Westar Energy, Inc.		4,032	137,975
Xcel Energy, Inc.		18,979	610,744

			12,942,195

Electrical Equipment—0.6%
Acuity Brands, Inc.		1,873	337,103
AMETEK, Inc.		9,526	521,834
AZZ, Inc.		2,357	122,093

		Shares	Value
Babcock & Wilcox Co. (The)	*	5,852	$191,946
Eaton Corp. plc		18,634	1,257,609
Emerson Electric Co.		27,226	1,509,137
Encore Wire Corp.		1,400	62,006
EnerSys		2,156	151,545
Enphase Energy, Inc.	*†	4,495	34,207
Franklin Electric Co., Inc.		1,804	58,323
FuelCell Energy, Inc.	*†	36,395	35,554
Generac Holdings, Inc.	*†	3,020	120,045
General Cable Corp.		1,732	34,172
GrafTech International Ltd.	*	3,487	17,296
Hubbell, Inc., Class B		2,078	225,006
LSI Industries, Inc.		1,083	10,115
Plug Power, Inc.	*†	9,245	22,650
Polypore International, Inc.	*	2,675	160,179
Powell Industries, Inc.		1,045	36,753
Regal Beloit Corp.		1,272	92,335
Rockwell Automation, Inc.		5,377	670,189
SolarCity Corp.	*	1,455	77,915
Vicor Corp.	*	1,380	16,822

			5,764,834

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	12,255
Amphenol Corp., Class A		12,278	711,756
Anixter International, Inc.	*	1,723	112,253
Arrow Electronics, Inc.	*	4,585	255,843
Avnet, Inc.		5,129	210,853
AVX Corp.		2,270	30,554
Badger Meter, Inc.		1,134	71,998
Belden, Inc.		1,894	153,850
Benchmark Electronics, Inc.	*	2,520	54,886
CDW Corp.		3,545	121,523
Checkpoint Systems, Inc.		1,441	14,669
Cognex Corp.		4,046	194,613
Coherent, Inc.	*	1,348	85,571
Corning, Inc.		52,217	1,030,241
CTS Corp.		1,580	30,447
Daktronics, Inc.		927	10,994
Dolby Laboratories, Inc., Class A		1,370	54,362
DTS, Inc.	*	755	23,020
Electro Rent Corp.		950	10,317
FARO Technologies, Inc.	*	453	21,155
FEI Co.		1,368	113,448
FLIR Systems, Inc.		5,608	172,839
II-VI, Inc.	*	1,364	25,889
Ingram Micro, Inc., Class A	*	7,190	179,966
Insight Enterprises, Inc.	*	2,054	61,435
InvenSense Inc.	*†	1,864	28,146
IPG Photonics Corp.	*	2,130	181,423
Itron, Inc.	*	955	32,890
Jabil Circuit, Inc.		8,287	176,430
Keysight Technologies, Inc.	*	6,630	206,790
Kimball Electronics, Inc.	*	1,125	16,414
Knowles Corp.	*†	2,880	52,128
Littelfuse, Inc.		909	86,255
Mercury Systems, Inc.	*	963	14,098
Mesa Laboratories, Inc.	†	887	78,854
Methode Electronics, Inc.		1,383	37,963
MTS Systems Corp.		1,342	92,531
National Instruments Corp.		5,121	150,865
Newport Corp.	*	1,614	30,601
OSI Systems, Inc.	*	867	61,375

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Park Electrochemical Corp.		1,086	$20,808
PC Connection, Inc.		854	21,128
Plexus Corp.	*	1,884	82,670
Rofin-Sinar Technologies, Inc.	*	2,200	60,720
Rogers Corp.	*	803	53,110
Sanmina Corp.	*	3,577	72,112
ScanSource, Inc.	*	1,126	42,856
SYNNEX Corp.		547	40,035
Tech Data Corp.	*	2,057	118,401
Trimble Navigation Ltd.	*	8,636	202,601
TTM Technologies, Inc.	*	1,639	16,374
Universal Display Corp.	*	1,350	69,835
Vishay Intertechnology, Inc.		6,172	72,089
Vishay Precision Group, Inc.	*	440	6,626
Zebra Technologies Corp., Class A	*	2,729	303,055

			6,193,920

Energy Equipment & Services—1.3%
Atwood Oceanics, Inc.	†	2,474	65,413
Baker Hughes, Inc.		17,431	1,075,493
Basic Energy Services, Inc.	*†	7,861	59,351
Bristow Group, Inc.	†	982	52,341
C&J Energy Services Ltd.	*	3,382	44,642
Cameron International Corp.	*	8,658	453,419
CARBO Ceramics, Inc.	†	1,137	47,333
Diamond Offshore Drilling, Inc.	†	2,656	68,551
Dresser-Rand Group, Inc.	*	2,924	249,066
Dril-Quip, Inc.	*	1,338	100,684
Ensco plc, Class A (United Kingdom)		5,129	114,223
Era Group, Inc.	*	713	14,602
Exterran Holdings, Inc.		2,465	80,482
FMC Technologies, Inc.	*	8,237	341,753
Forum Energy Technologies, Inc.	*	2,107	42,730
Geospace Technologies Corp.	*	1,100	25,355
Gulfmark Offshore, Inc., Class A	†	1,000	11,600
Halliburton Co.		32,724	1,409,423
Helix Energy Solutions Group, Inc.	*	3,853	48,663
Helmerich & Payne, Inc.		3,926	276,469
Hornbeck Offshore Services, Inc.	*†	1,800	36,954
ION Geophysical Corp.	*	6,136	6,566
Key Energy Services, Inc.	*†	31,574	56,833
Matrix Service Co.	*	468	8,555
McDermott International, Inc.	*†	11,704	62,499
Nabors Industries Ltd. (Bermuda)		10,988	158,557
National Oilwell Varco, Inc.		16,514	797,296
Newpark Resources, Inc.	*	3,484	28,325
Noble Corp. plc (United Kingdom)		3,485	53,634
Oceaneering International, Inc.		4,464	207,978
Oil States International, Inc.	*	2,026	75,428
Parker Drilling Co.	*	3,755	12,467
Patterson-UTI Energy, Inc.		6,712	126,286
PHI, Inc.	*	774	23,235
Pioneer Energy Services Corp.	*	2,700	17,118
Rowan Cos. plc, Class A		3,918	82,709
Schlumberger Ltd.		50,798	4,378,280
SEACOR Holdings, Inc.	*	713	50,580
Seadrill Ltd. (Bermuda)	†	15,030	155,410
Seventy Seven Energy, Inc.	*†	10,182	43,681
Superior Energy Services, Inc.		7,732	162,681
Tesco Corp.		3,185	34,717
TETRA Technologies, Inc.	*	2,352	15,006
Tidewater, Inc.	†	2,250	51,143

		Shares	Value
Unit Corp.	*†	1,702	$46,158
US Silica Holdings, Inc.	†	2,169	63,682
Weatherford International plc (Switzerland)	*	23,505	288,406

			11,625,777

Food & Staples Retailing—2.0%
Andersons, Inc. (The)		1,050	40,950
Casey’s General Stores, Inc.		1,608	153,950
Costco Wholesale Corp.		17,075	2,306,150
CVS Health Corp.		45,214	4,742,044
Fresh Market, Inc. (The)	*†	1,489	47,856
Kroger Co. (The)		20,480	1,485,005
PriceSmart, Inc.		1,212	110,583
Rite Aid Corp.	*	36,454	304,391
SpartanNash Co.		808	26,292
Sprouts Farmers Market, Inc.	*	3,116	84,070
SUPERVALU, Inc.	*	8,154	65,966
Sysco Corp.		22,074	796,871
United Natural Foods, Inc.	*	1,912	121,756
Walgreens Boots Alliance, Inc.		34,353	2,900,767
Wal-Mart Stores, Inc.		61,258	4,345,030
Weis Markets, Inc.		382	16,101
Whole Foods Market, Inc.		14,831	584,935

			18,132,717

Food Products—1.6%
Archer-Daniels-Midland Co.		25,110	1,210,804
B&G Foods, Inc.		4,432	126,445
Bunge Ltd.		5,710	501,338
Cal-Maine Foods, Inc.	†	956	49,903
Campbell Soup Co.		6,386	304,293
ConAgra Foods, Inc.		15,655	684,437
Darling Ingredients, Inc.	*	7,139	104,658
Dean Foods Co.		3,140	50,774
Farmer Bros. Co.	*	930	21,855
Flowers Foods, Inc.		7,909	167,275
Fresh Del Monte Produce, Inc.		567	21,920
General Mills, Inc.		24,219	1,349,483
Hain Celestial Group, Inc. (The)	*	3,503	230,708
Hershey Co. (The)		5,678	504,377
Hormel Foods Corp.		6,390	360,204
Ingredion, Inc.		3,164	252,519
Inventure Foods, Inc.	*	5,272	53,511
J&J Snack Foods Corp.		761	84,220
J.M. Smucker Co. (The)		4,332	469,632
Kellogg Co.		10,655	668,068
Keurig Green Mountain, Inc.		5,854	448,592
Kraft Foods Group, Inc.		23,054	1,962,817
Lancaster Colony Corp.		1,389	126,191
Landec Corp.	*	986	14,228
McCormick & Co., Inc. (Non-Voting Shares)		4,577	370,508
Mead Johnson Nutrition Co.		7,592	684,950
Mondelez International, Inc., Class A		65,517	2,695,369
Pilgrim’s Pride Corp.	†	1,940	44,562
Pinnacle Foods, Inc.		2,615	119,087
Post Holdings, Inc.	*	1,156	62,343
Sanderson Farms, Inc.	†	864	64,938
Seaboard Corp.	*†	18	64,782
Snyder’s-Lance, Inc.		1,370	44,210
Tootsie Roll Industries, Inc.	†	722	23,328
TreeHouse Foods, Inc.	*	1,256	101,774

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Tyson Foods, Inc., Class A		11,336	$483,254
WhiteWave Foods Co. (The)	*	5,862	286,534

			14,813,891

Gas Utilities—0.2%
AGL Resources, Inc.		4,652	216,597
Atmos Energy Corp.		3,593	184,249
Chesapeake Utilities Corp.		1,423	76,629
Laclede Group, Inc. (The)		1,025	53,362
National Fuel Gas Co.		3,639	214,301
New Jersey Resources Corp.		3,362	92,623
Northwest Natural Gas Co.		1,183	49,899
ONE Gas, Inc.		1,954	83,162
Piedmont Natural Gas Co., Inc.	†	2,740	96,749
Questar Corp.		7,412	154,985
South Jersey Industries, Inc.		4,028	99,612
Southwest Gas Corp.		1,252	66,619
UGI Corp.		6,633	228,507
WGL Holdings, Inc.		2,315	125,681

			1,742,975

Health Care Equipment & Supplies—2.2%
Abaxis, Inc.		749	38,559
Abbott Laboratories		59,088	2,900,039
ABIOMED, Inc.	*	886	58,237
Alere, Inc.	*	3,011	158,830
Align Technology, Inc.	*	2,449	153,577
Analogic Corp.		593	46,788
Baxter International, Inc.		21,536	1,506,012
Becton Dickinson and Co.		8,091	1,146,090
Boston Scientific Corp.	*	53,699	950,472
C.R. Bard, Inc.		2,876	490,933
Cantel Medical Corp.		828	44,439
Cerus Corp.	*†	9,553	49,580
CONMED Corp.		1,362	79,364
Cooper Cos., Inc. (The)		1,627	289,557
CryoLife, Inc.		937	10,569
Cyberonics, Inc.	*	956	56,844
Cynosure, Inc., Class A	*	314	12,114
DENTSPLY International, Inc.		5,668	292,185
DexCom, Inc.	*	3,795	303,524
Edwards Lifesciences Corp.	*	3,865	550,492
Endologix, Inc.	*	2,429	37,261
GenMark Diagnostics, Inc.	*	4,863	44,059
Globus Medical, Inc., Class A	*	1,444	37,067
Greatbatch, Inc.	*	942	50,793
Haemonetics Corp.	*	2,314	95,707
Halyard Health, Inc.	*†	1,817	73,589
HeartWare International, Inc.	*	664	48,266
Hill-Rom Holdings, Inc.		1,576	85,624
Hologic, Inc.	*	9,792	372,684
ICU Medical, Inc.	*	605	57,874
IDEXX Laboratories, Inc.	*	3,970	254,636
Inogen, Inc.	*	1,047	46,696
Insulet Corp.	*	2,469	76,502
Integra LifeSciences Holdings Corp.	*	1,190	80,170
Intuitive Surgical, Inc.	*	1,385	671,033
Invacare Corp.		1,333	28,833
Masimo Corp.	*	1,500	58,110
Medtronic plc (Ireland)		55,919	4,143,598
Meridian Bioscience, Inc.		1,158	21,585
Merit Medical Systems, Inc.	*	3,149	67,829

		Shares	Value
Natus Medical, Inc.	*	956	$40,687
Neogen Corp.	*	3,150	149,436
NuVasive, Inc.	*	1,746	82,726
NxStage Medical, Inc.	*	1,869	26,699
OraSure Technologies, Inc.	*	1,687	9,093
ResMed, Inc.	†	6,068	342,053
Rockwell Medical, Inc.	*	2,762	44,523
RTI Surgical, Inc.	*	807	5,213
Sirona Dental Systems, Inc.	*	2,048	205,660
Spectranetics Corp. (The)	*†	1,045	24,045
St. Jude Medical, Inc.		10,767	786,745
STAAR Surgical Co.	*†	848	8,192
STERIS Corp.	†	2,777	178,950
Stryker Corp.		12,962	1,238,778
SurModics, Inc.	*	3,284	76,911
Teleflex, Inc.		1,322	179,065
Thoratec Corp.	*	2,306	102,778
Tornier NV (Netherlands)	*	1,423	35,561
TransEnterix, Inc.	*	7,273	21,819
Unilife Corp.	*	19,810	42,592
Varian Medical Systems, Inc.	*	4,761	401,495
West Pharmaceutical Services, Inc.		3,408	197,937
Wright Medical Group, Inc.	*	1,309	34,374
Zeltiq Aesthetics, Inc.	*	1,083	31,916
Zimmer Biomet Holdings, Inc.		6,581	718,843

			20,476,212

Health Care Providers & Services—2.9%
Acadia Healthcare Co., Inc.	*	1,342	105,119
Adeptus Health, Inc., Class A	*	511	48,540
Aetna, Inc.		14,039	1,789,411
Air Methods Corp.	*	2,900	119,886
Almost Family, Inc.	*	422	16,842
Amedisys, Inc.	*	1,698	67,462
AmerisourceBergen Corp.		9,159	973,968
AMN Healthcare Services, Inc.	*	1,507	47,606
Amsurg Corp.	*	1,423	99,539
Anthem, Inc.		10,756	1,765,490
BioScrip, Inc.	*†	1,095	3,975
Brookdale Senior Living, Inc.	*	5,640	195,708
Cardinal Health, Inc.		13,757	1,150,773
Catamaran Corp.	*	7,895	482,227
Centene Corp.	*	3,944	317,098
Chemed Corp.	†	1,162	152,338
Cigna Corp.		10,551	1,709,262
Community Health Systems, Inc.	*	4,972	313,087
Cross Country Healthcare, Inc.	*	1,339	16,978
DaVita HealthCare Partners, Inc.	*	7,014	557,403
Envision Healthcare Holdings, Inc.	*	4,871	192,307
ExamWorks Group, Inc.	*	1,308	51,143
Express Scripts Holding Co.	*	29,330	2,608,610
Genesis Healthcare, Inc.	*	6,839	45,137
Hanger, Inc.	*	1,083	25,386
HCA Holdings, Inc.	*	12,387	1,123,749
Health Net, Inc.	*	3,209	205,761
HealthSouth Corp.		3,032	139,654
Healthways, Inc.	*	1,362	16,317
Henry Schein, Inc.	*	3,652	519,022
Humana, Inc.		6,153	1,176,946
Kindred Healthcare, Inc.		2,526	51,253
Laboratory Corp. of America Holdings	*	3,900	472,758
Landauer, Inc.		598	21,313

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
LifePoint Health, Inc.	*	2,149	$186,856
Magellan Health, Inc.	*	1,400	98,098
McKesson Corp.		9,025	2,028,910
MEDNAX, Inc.	*	4,364	323,416
Molina Healthcare, Inc.	*	681	47,874
National HealthCare Corp.		431	28,011
National Research Corp., Class A		3,750	53,287
Omnicare, Inc.		4,277	403,107
Owens & Minor, Inc.		2,434	82,756
Patterson Cos., Inc.		4,679	227,633
PharMerica Corp.	*	1,365	45,454
Premier, Inc., Class A	*	1,076	41,383
Quest Diagnostics, Inc.		6,754	489,800
Select Medical Holdings Corp.		2,537	41,099
Team Health Holdings, Inc.	*	3,999	261,255
Tenet Healthcare Corp.	*	4,822	279,097
U.S. Physical Therapy, Inc.		1,300	71,188
UnitedHealth Group, Inc.		37,988	4,634,536
Universal American Corp.	*	1,812	18,337
Universal Health Services, Inc., Class B		3,504	497,918
VCA, Inc.	*	3,442	187,262
WellCare Health Plans, Inc.	*	1,500	127,245

			26,756,590

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc.	*	4,515	61,765
athenahealth, Inc.	*†	1,388	159,037
Cerner Corp.	*	11,584	799,991
HMS Holdings Corp.	*†	4,230	72,629
IMS Health Holdings, Inc.	*	3,258	99,858
MedAssets, Inc.	*	1,860	41,032
Medidata Solutions, Inc.	*	2,616	142,101
Omnicell, Inc.	*	783	29,527
Quality Systems, Inc.	†	1,536	25,451
Veeva Systems, Inc., Class A	*†	1,186	33,244

			1,464,635

Hotels, Restaurants & Leisure—2.0%
Aramark		4,681	144,971
Biglari Holdings, Inc.	*†	90	37,238
Bloomin’ Brands, Inc.		1,949	41,611
Bob Evans Farms, Inc.		1,465	74,788
Boyd Gaming Corp.	*	2,619	39,154
Brinker International, Inc.		2,003	115,473
Buffalo Wild Wings, Inc.	*	867	135,850
Carnival Corp.		17,391	858,942
Cheesecake Factory, Inc. (The)		3,444	187,819
Chipotle Mexican Grill, Inc.	*	1,207	730,223
Choice Hotels International, Inc.		1,616	87,668
Churchill Downs, Inc.		638	79,782
Cracker Barrel Old Country Store, Inc.	†	919	137,078
Darden Restaurants, Inc.		4,499	319,789
Diamond Resorts International, Inc.	*	1,233	38,901
DineEquity, Inc.		1,079	106,918
Domino’s Pizza, Inc.		1,974	223,852
Dunkin’ Brands Group, Inc.	†	4,613	253,715
Fiesta Restaurant Group, Inc.	*	595	29,750
Hilton Worldwide Holdings, Inc.	*	17,127	471,849
Hyatt Hotels Corp., Class A	*	1,435	81,350

		Shares	Value
International Speedway Corp., Class A		1,190	$43,637
Interval Leisure Group, Inc.		1,886	43,095
Isle of Capri Casinos, Inc.	*	1,250	22,688
Jack in the Box, Inc.		2,028	178,788
Krispy Kreme Doughnuts, Inc.	*	2,573	49,556
Las Vegas Sands Corp.		15,013	789,233
Marcus Corp. (The)		1,505	28,866
Marriott International, Inc., Class A		9,363	696,514
Marriott Vacations Worldwide Corp.		1,075	98,631
McDonald’s Corp.		38,282	3,639,470
MGM Resorts International	*	16,457	300,340
Morgans Hotel Group Co.	*	2,300	15,502
Norwegian Cruise Line Holdings Ltd.	*	3,618	202,753
Panera Bread Co., Class A	*	1,250	218,463
Papa John’s International, Inc.		2,099	158,705
Penn National Gaming, Inc.	*	2,586	47,453
Pinnacle Entertainment, Inc.	*	1,629	60,729
Popeyes Louisiana Kitchen, Inc.	*	752	45,112
Red Robin Gourmet Burgers, Inc.	*	692	59,387
Royal Caribbean Cruises Ltd.		6,343	499,131
Ruby Tuesday, Inc.	*	2,816	17,656
Scientific Games Corp., Class A	*†	2,517	39,114
SeaWorld Entertainment, Inc.		2,129	39,259
Six Flags Entertainment Corp.		2,984	133,832
Sonic Corp.		3,730	107,424
Speedway Motorsports, Inc.		149	3,375
Starbucks Corp.		59,142	3,170,898
Starwood Hotels & Resorts Worldwide, Inc.		7,446	603,796
Texas Roadhouse, Inc.		3,070	114,910
Vail Resorts, Inc.		1,491	162,817
Wendy’s Co. (The)	†	11,481	129,506
Wyndham Worldwide Corp.		5,799	474,996
Wynn Resorts Ltd.		3,423	337,747
Yum! Brands, Inc.		16,971	1,528,748

			18,258,852

Household Durables—0.6%
Beazer Homes USA, Inc.	*	4,467	89,117
CSS Industries, Inc.		2,711	82,008
D.R. Horton, Inc.		12,534	342,930
Ethan Allen Interiors, Inc.		1,551	40,853
Garmin Ltd. (Switzerland)		4,621	203,000
GoPro, Inc., Class A	*	1,896	99,957
Harman International Industries, Inc.		2,728	324,468
Helen of Troy Ltd. (Bermuda)	*	1,333	129,954
Hovnanian Enterprises, Inc., Class A	*†	13,407	35,663
Jarden Corp.	*	7,443	385,175
KB Home		3,248	53,917
La-Z-Boy, Inc.		2,404	63,321
Leggett & Platt, Inc.		5,407	263,213
Lennar Corp., Class A		6,464	329,923
M/I Homes, Inc.	*	610	15,049
MDC Holdings, Inc.		1,091	32,697
Meritage Homes Corp.	*	1,300	61,217
Mohawk Industries, Inc.	*	2,377	453,769
NACCO Industries, Inc., Class A		309	18,775
Newell Rubbermaid, Inc.		10,591	435,396
NVR, Inc.	*	147	196,980
PulteGroup, Inc.		13,539	272,811

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Ryland Group, Inc. (The)		1,852	$85,877
Standard Pacific Corp.	*	2,568	22,881
Tempur Sealy International, Inc.	*	1,991	131,207
Toll Brothers, Inc.	*	6,318	241,284
TRI Pointe Homes, Inc.	*	4,048	61,934
Tupperware Brands Corp.		2,427	156,639
Universal Electronics, Inc.	*	639	31,848
Whirlpool Corp.		3,016	521,919

			5,183,782

Household Products—1.5%
Central Garden & Pet Co., Class A	*	1,230	14,034
Church & Dwight Co., Inc.		5,138	416,846
Clorox Co. (The)		4,830	502,417
Colgate-Palmolive Co.		35,450	2,318,784
Energizer Holdings, Inc.		2,126	279,675
HRG Group, Inc.	*	2,642	34,346
Kimberly-Clark Corp.		14,543	1,541,122
Procter & Gamble Co. (The)		105,887	8,284,599
Spectrum Brands Holdings, Inc.		533	54,361
WD-40 Co.		949	82,715

			13,528,899

Independent Power and Renewable Electricity Producers—0.1%
Abengoa Yield plc (Spain)	†	1,011	31,665
AES Corp. (The)		26,935	357,158
Calpine Corp.	*	16,000	287,840
Dynegy, Inc.	*	5,695	166,579
NRG Energy, Inc.		14,472	331,119
NRG Yield, Inc., Class A	†	641	14,096
NRG Yield, Inc., Class C	†	641	14,031
Pattern Energy Group, Inc.	†	1,263	35,844
Talen Energy Corp.	*	3,450	59,200
TerraForm Power, Inc., Class A	*	1,079	40,980

			1,338,512

Industrial Conglomerates—1.9%
3M Co.		25,252	3,896,384
Carlisle Cos., Inc.		2,452	245,494
Danaher Corp.		23,594	2,019,410
General Electric Co.		394,656	10,486,010
Roper Technologies, Inc.		3,837	661,729

			17,309,027

Insurance—3.0%
ACE Ltd. (Switzerland)		12,753	1,296,725
Aflac, Inc.		17,160	1,067,352
Alleghany Corp.	*	614	287,819
Allied World Assurance Co. Holdings AG (Switzerland)		5,025	217,181
Allstate Corp. (The)		17,394	1,128,349
Ambac Financial Group, Inc.	*	1,330	22,131
American Equity Investment Life Holding Co.		4,302	116,068
American Financial Group, Inc.		2,657	172,811
American International Group, Inc.		53,838	3,328,265
American National Insurance Co.		374	38,268
AmTrust Financial Services, Inc.	†	678	44,416

		Shares	Value
Aon plc (United Kingdom)		11,889	$1,185,096
Arch Capital Group Ltd. (Bermuda)	*	4,284	286,857
Argo Group International Holdings Ltd. (Bermuda)		1,086	60,490
Arthur J. Gallagher & Co.		5,697	269,468
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	168,225
Assurant, Inc.		2,563	171,721
Assured Guaranty Ltd. (Bermuda)		7,538	180,837
Axis Capital Holdings Ltd. (Bermuda)		4,847	258,684
Baldwin & Lyons, Inc., Class B		945	21,754
Brown & Brown, Inc.		5,036	165,483
Chubb Corp. (The)		9,750	927,615
Cincinnati Financial Corp.		6,036	302,887
CNA Financial Corp.		1,422	54,335
CNO Financial Group, Inc.		6,600	121,110
Crawford & Co., Class B		1,891	15,941
EMC Insurance Group, Inc.		512	12,823
Employers Holdings, Inc.		2,770	63,101
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	177,259
Enstar Group Ltd. (Bermuda)	*	772	119,621
Erie Indemnity Co., Class A		1,023	83,958
Everest Re Group Ltd. (Bermuda)		2,228	405,518
FBL Financial Group, Inc., Class A		1,275	73,593
First American Financial Corp.		3,159	117,546
FNF Group		10,681	395,090
Genworth Financial, Inc., Class A	*	16,181	122,490
Hanover Insurance Group, Inc. (The)		2,346	173,674
Hartford Financial Services Group, Inc. (The)		16,799	698,334
HCC Insurance Holdings, Inc.		3,999	307,283
Horace Mann Educators Corp.		2,000	72,760
Independence Holding Co.		1,056	13,929
Infinity Property & Casualty Corp.		810	61,430
Kansas City Life Insurance Co.		902	41,230
Kemper Corp.		1,906	73,476
Lincoln National Corp.		10,899	645,439
Loews Corp.		11,788	453,956
Markel Corp.	*	549	439,573
Marsh & McLennan Cos., Inc.		21,030	1,192,401
MBIA, Inc.	*	5,212	31,324
Mercury General Corp.		1,109	61,716
MetLife, Inc.		35,958	2,013,288
Montpelier Re Holdings Ltd. (Bermuda)		2,618	103,411
Navigators Group, Inc. (The)	*	938	72,751
Old Republic International Corp.		10,195	159,348
PartnerRe Ltd. (Bermuda)		2,300	295,550
Primerica, Inc.		1,747	79,820
Principal Financial Group, Inc.		10,891	558,599
ProAssurance Corp.		2,054	94,915
Progressive Corp. (The)		23,937	666,167
Prudential Financial, Inc.		18,098	1,583,937
Reinsurance Group of America, Inc.		2,454	232,811
RenaissanceRe Holdings Ltd. (Bermuda)		2,374	240,985
RLI Corp.		2,328	119,636
Safety Insurance Group, Inc.		850	49,054
Selective Insurance Group, Inc.		2,122	59,522
StanCorp Financial Group, Inc.		2,460	186,001

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
State Auto Financial Corp.		488	$11,688
Stewart Information Services Corp.		1,239	49,312
Symetra Financial Corp.		2,025	48,944
Torchmark Corp.		6,045	351,940
Travelers Cos., Inc. (The)		13,074	1,263,733
United Fire Group, Inc.		1,250	40,950
Unum Group		12,054	430,931
Validus Holdings Ltd. (Bermuda)		3,553	156,296
W.R. Berkley Corp.		3,415	177,341
White Mountains Insurance Group Ltd.		300	196,482
XL Group plc (Ireland)		9,901	368,317

			27,359,141

Internet & Catalog Retail—1.4%
1-800-Flowers.com, Inc., Class A	*	793	8,295
Amazon.com, Inc.	*	14,851	6,446,671
Expedia, Inc.		3,588	392,348
FTD Cos., Inc.	*	501	14,123
Groupon, Inc.	*†	19,947	100,333
HomeAway, Inc.	*	4,242	132,011
HSN, Inc.		1,886	132,378
Lands’ End, Inc.	*†	820	20,361
Liberty Interactive Corp. QVC Group, Series A	*	20,728	575,202
Liberty TripAdvisor Holdings, Inc., Series A	*	3,296	106,197
Liberty Ventures, Series A	*	6,242	245,123
Netflix, Inc.	*	2,292	1,505,706
Orbitz Worldwide, Inc.	*	4,023	45,943
Overstock.com, Inc.	*	770	17,356
Priceline Group, Inc. (The)	*	2,013	2,317,708
Shutterfly, Inc.	*	2,976	142,283
Travelport Worldwide Ltd. (United Kingdom)		3,216	44,316
TripAdvisor, Inc.	*	4,347	378,798
Wayfair, Inc., Class A	*	1,230	46,297
zulily, Inc., Class A	*†	1,125	14,670

			12,686,119

Internet Software & Services—3.2%
Akamai Technologies, Inc.	*	7,479	522,184
Angie’s List, Inc.	*	1,166	7,183
Bazaarvoice, Inc.	*	5,255	30,952
Blucora, Inc.	*	1,323	21,366
Box, Inc., Class A	*	2,480	46,227
Brightcove, Inc.	*	3,636	24,943
ChannelAdvisor Corp.	*†	1,716	20,506
Cimpress NV (Netherlands)	*†	1,843	155,107
comScore, Inc.	*	860	45,804
Constant Contact, Inc.	*	925	26,603
Cornerstone OnDemand, Inc.	*	1,310	45,588
CoStar Group, Inc.	*	1,152	231,852
Dealertrack Technologies, Inc.	*	1,800	113,022
Demandware, Inc.	*	750	53,310
EarthLink Holdings Corp.		5,814	43,547
eBay, Inc.	*	49,126	2,959,350
Envestnet, Inc.	*	860	34,770
Equinix, Inc. REIT		1,891	480,314
Facebook, Inc., Class A	*	84,009	7,205,032
Five9, Inc.	*	8,371	43,780
Gogo, Inc.	*†	2,212	47,403

		Shares	Value
Google, Inc., Class A	*	11,185	$6,040,347
Google, Inc., Class C	*	11,389	5,928,088
GrubHub, Inc.	*	1,288	43,882
IAC/InterActiveCorp		2,481	197,636
Internap Corp.	*	1,297	11,997
j2 Global, Inc.		1,614	109,655
LendingClub Corp.	*	2,826	41,684
LinkedIn Corp., Class A	*	3,943	814,742
LivePerson, Inc.	*	3,333	32,697
LogMeIn, Inc.	*	724	46,691
Marin Software, Inc.	*	3,014	20,314
Marketo, Inc.	*	1,518	42,595
Millennial Media, Inc.	*†	9,318	15,095
Monster Worldwide, Inc.	*	4,681	30,614
NIC, Inc.		2,450	44,786
OPOWER, Inc.	*	3,942	45,372
Pandora Media, Inc.	*	6,508	101,134
Q2 Holdings, Inc.	*	1,718	48,533
Rackspace Hosting, Inc.	*	6,130	227,975
RealNetworks, Inc.	*	1,461	7,904
Rocket Fuel, Inc.	*†	1,372	11,250
Shutterstock, Inc.	*†	501	29,379
Stamps.com, Inc.	*	1,050	77,249
Textura Corp.	*†	1,712	47,645
TrueCar, Inc.	*	3,602	43,188
Twitter, Inc.	*	20,897	756,889
VeriSign, Inc.	*†	4,905	302,737
Web.com Group, Inc.	*	2,467	59,751
WebMD Health Corp.	*	2,106	93,254
Wix.com Ltd. (Israel)	*	2,051	48,445
XO Group, Inc.	*	2,304	37,670
Xoom Corp.	*†	1,599	33,667
Yahoo!, Inc.	*	36,324	1,427,170
Yelp, Inc.	*†	2,689	115,708
Zillow Group, Inc., Class A	*†	2,649	229,774

			29,324,360

IT Services—3.3%
Accenture plc, Class A (Ireland)		24,894	2,409,241
Acxiom Corp.	*	3,451	60,669
Alliance Data Systems Corp.	*	2,240	653,946
Amdocs Ltd.		6,782	370,229
Automatic Data Processing, Inc.		18,580	1,490,673
Blackhawk Network Holdings, Inc.	*	1,059	43,631
Booz Allen Hamilton Holding Corp.		1,716	43,312
Broadridge Financial Solutions, Inc.		5,748	287,458
CACI International, Inc., Class A	*	1,198	96,906
Cardtronics, Inc.	*	3,545	131,342
Ciber, Inc.	*	2,444	8,432
Cognizant Technology Solutions Corp., Class A	*	23,855	1,457,302
Computer Sciences Corp.		5,963	391,411
Convergys Corp.		5,933	151,232
CoreLogic, Inc.	*	3,159	125,381
CSG Systems International, Inc.		2,153	68,164
DST Systems, Inc.		1,853	233,441
EPAM Systems, Inc.	*	938	66,814
Euronet Worldwide, Inc.	*	1,761	108,654
EVERTEC, Inc. (Puerto Rico)		1,742	37,000
Fidelity National Information Services, Inc.		10,986	678,935

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Fiserv, Inc.	*	10,252	$849,173
FleetCor Technologies, Inc.	*	3,265	509,536
Forrester Research, Inc.		963	34,687
Gartner, Inc.	*	3,107	266,519
Genpact Ltd.	*	6,727	143,487
Global Payments, Inc.		3,238	334,971
Hackett Group, Inc. (The)		1,140	15,310
Heartland Payment Systems, Inc.		2,876	155,448
IGATE Corp.	*	1,397	66,623
International Business Machines Corp.		36,224	5,892,196
Jack Henry & Associates, Inc.		3,591	232,338
Leidos Holdings, Inc.		2,132	86,069
Lionbridge Technologies, Inc.	*	1,165	7,188
ManTech International Corp., Class A		1,217	35,293
MasterCard, Inc., Class A		39,138	3,658,620
MAXIMUS, Inc.		3,502	230,187
ModusLink Global Solutions, Inc.	*†	1,007	3,424
MoneyGram International, Inc.	*	468	4,301
NeuStar, Inc., Class A	*†	3,140	91,719
Paychex, Inc.		12,658	593,407
Sabre Corp.		1,898	45,172
Science Applications International Corp.		1,218	64,371
ServiceSource International, Inc.	*†	7,526	41,167
Sykes Enterprises, Inc.	*	1,423	34,508
Syntel, Inc.	*	3,108	147,568
TeleTech Holdings, Inc.		2,738	74,145
Teradata Corp.	*	5,364	198,468
Total System Services, Inc.		6,935	289,675
Unisys Corp.	*	1,371	27,406
Vantiv, Inc., Class A	*	4,812	183,770
VeriFone Systems, Inc.	*	4,239	143,956
Visa, Inc., Class A		78,025	5,239,379
Western Union Co. (The)		23,068	468,972
WEX, Inc.	*	1,750	199,448
Xerox Corp.		44,371	472,107

			29,754,781

Leisure Products—0.2%
Arctic Cat, Inc.		689	22,882
Brunswick Corp.		3,797	193,115
Callaway Golf Co.		2,881	25,756
Hasbro, Inc.		4,899	366,396
JAKKS Pacific, Inc.	*†	765	7,566
Mattel, Inc.		13,029	334,715
Polaris Industries, Inc.		2,406	356,353
Sturm Ruger & Co., Inc.	†	1,052	60,437
Vista Outdoor, Inc.	*	3,100	139,190

			1,506,410

Life Sciences Tools & Services—0.7%
Accelerate Diagnostics, Inc.	*†	1,363	35,179
Affymetrix, Inc.	*†	2,525	27,573
Agilent Technologies, Inc.		13,260	511,571
Bio-Rad Laboratories, Inc., Class A	*	623	93,830
Bio-Techne Corp.		1,736	170,944
Bruker Corp.	*	4,987	101,785
Cambrex Corp.	*	1,258	55,276
Charles River Laboratories International, Inc.	*	2,755	193,787

		Shares	Value
Fluidigm Corp.	*	1,443	$34,921
Illumina, Inc.	*	5,353	1,168,881
Luminex Corp.	*	1,070	18,468
Mettler-Toledo International, Inc.	*	1,030	351,704
NanoString Technologies, Inc.	*	2,986	46,044
Pacific Biosciences of California, Inc.	*†	6,332	36,472
PAREXEL International Corp.	*	2,306	148,299
PerkinElmer, Inc.		5,266	277,202
QIAGEN NV (Netherlands)	*	8,728	216,367
Quintiles Transnational Holdings, Inc.	*	2,085	151,392
Sequenom, Inc.	*†	19,756	60,058
Thermo Fisher Scientific, Inc.		15,363	1,993,503
Waters Corp.	*	3,591	461,013

			6,154,269

Machinery—1.9%
Accuride Corp.	*	8,669	33,376
Actuant Corp., Class A		2,022	46,688
AGCO Corp.		3,068	174,201
Albany International Corp., Class A		1,437	57,193
Allison Transmission Holdings, Inc.		4,045	118,357
American Railcar Industries, Inc.	†	1,200	58,368
Astec Industries, Inc.		821	34,334
Barnes Group, Inc.		2,018	78,682
Blount International, Inc.	*	1,532	16,729
Briggs & Stratton Corp.		1,822	35,092
Caterpillar, Inc.		24,087	2,043,059
Chart Industries, Inc.	*	1,070	38,253
CIRCOR International, Inc.		711	38,771
CLARCOR, Inc.		2,354	146,513
Colfax Corp.	*†	3,666	169,186
Crane Co.		2,467	144,887
Cummins, Inc.		7,207	945,486
Deere & Co.		13,917	1,350,645
Donaldson Co., Inc.		5,274	188,809
Dover Corp.		6,400	449,152
EnPro Industries, Inc.		981	56,133
ESCO Technologies, Inc.		1,222	45,715
ExOne Co. (The)	*†	1,154	12,809
Federal Signal Corp.		2,159	32,191
Flowserve Corp.		5,994	315,644
FreightCar America, Inc.		900	18,792
Graco, Inc.		2,883	204,780
Greenbrier Cos., Inc. (The)	†	661	30,968
Harsco Corp.		3,646	60,159
Hillenbrand, Inc.		1,576	48,383
Hurco Cos., Inc.		300	10,386
Hyster-Yale Materials Handling, Inc.		618	42,815
IDEX Corp.		3,304	259,628
Illinois Tool Works, Inc.		12,642	1,160,409
Ingersoll-Rand plc		11,284	760,767
ITT Corp.		3,588	150,122
John Bean Technologies Corp.		1,164	43,755
Joy Global, Inc.		4,237	153,379
Kadant, Inc.		721	34,031
Kennametal, Inc.		3,196	109,048
Lincoln Electric Holdings, Inc.		3,754	228,581
Lindsay Corp.	†	808	71,031
Manitowoc Co., Inc. (The)	†	5,044	98,862
Meritor, Inc.	*	2,791	36,618
Middleby Corp. (The)	*	2,952	331,303

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Mueller Industries, Inc.		3,184	$110,548
Mueller Water Products, Inc., Class A		3,000	27,300
Navistar International Corp.	*†	2,436	55,127
Nordson Corp.		3,044	237,097
Oshkosh Corp.		2,868	121,546
PACCAR, Inc.		13,455	858,564
Pall Corp.		4,280	532,646
Parker-Hannifin Corp.		5,733	666,920
Pentair plc (United Kingdom)		7,818	537,488
Proto Labs, Inc.	*†	538	36,304
RBC Bearings, Inc.	*	737	52,887
Rexnord Corp.	*	1,467	35,076
Snap-on, Inc.		2,419	385,226
SPX Corp.		2,157	156,145
Standex International Corp.		724	57,869
Stanley Black & Decker, Inc.		6,058	637,544
Tennant Co.		1,280	83,635
Terex Corp.		4,124	95,883
Timken Co. (The)		3,702	135,382
Titan International, Inc.	†	1,356	14,563
Toro Co. (The)		2,040	138,271
TriMas Corp.	*	3,917	115,943
Trinity Industries, Inc.		6,102	161,276
Valmont Industries, Inc.	†	1,162	138,127
Wabash National Corp.	*	6,441	80,770
WABCO Holdings, Inc.	*	2,354	291,237
Wabtec Corp.		3,474	327,390
Watts Water Technologies, Inc., Class A		1,225	63,516
Woodward, Inc.		2,448	134,616
Xylem, Inc.		7,149	265,013

			17,037,999

Marine—0.0%
Kirby Corp.	*	2,358	180,764
Matson, Inc.		1,466	61,631

			242,395

Media—3.5%
AMC Networks, Inc., Class A	*	2,261	185,063
Cablevision Systems Corp., Class A	†	9,044	216,513
Carmike Cinemas, Inc.	*	1,250	33,175
CBS Corp. (Non-Voting Shares), Class B		20,355	1,129,702
Charter Communications, Inc., Class A	*†	3,058	523,682
Cinemark Holdings, Inc.		3,727	149,714
Clear Channel Outdoor Holdings, Inc., Class A		2,500	25,325
Comcast Corp., Class A		12,070	723,476
Comcast Corp., Class A		86,319	5,191,225
Crown Media Holdings, Inc., Class A	*	5,899	26,663
Cumulus Media, Inc., Class A	*†	2,174	4,413
DIRECTV	*	18,126	1,681,912
Discovery Communications, Inc., Class A	*†	7,696	255,969
Discovery Communications, Inc., Class C	*	9,058	281,523
DISH Network Corp., Class A	*	9,231	625,031

		Shares	Value
DreamWorks Animation SKG, Inc., Class A	*†	3,056	$80,617
Entercom Communications Corp., Class A	*	2,183	24,930
Entravision Communications Corp., Class A		2,852	23,472
EW Scripps Co. (The), Class A		3,222	73,623
Gannett Co., Inc.	*	4,309	60,276
Global Eagle Entertainment, Inc.	*	3,427	44,620
Harte-Hanks, Inc.		3,119	18,589
IMAX Corp. (Canada)	*	1,071	43,129
Interpublic Group of Cos., Inc. (The)		17,203	331,502
John Wiley & Sons, Inc., Class A		2,491	135,436
Journal Media Group, Inc.		1,061	8,796
Liberty Broadband Corp., Class A	*	889	45,312
Liberty Broadband Corp., Class C	*	2,329	119,152
Liberty Media Corp., Series A	*	3,556	128,158
Liberty Media Corp., Series C	*	7,112	255,321
Lions Gate Entertainment Corp.	†	5,038	186,658
Live Nation Entertainment, Inc.	*	5,485	150,783
Madison Square Garden Co. (The), Class A	*	2,261	188,771
MDC Partners, Inc., Class A		1,459	28,742
Media General, Inc.	*	2,225	36,757
Meredith Corp.		2,083	108,628
Morningstar, Inc.		619	49,241
National CineMedia, Inc.		2,226	35,527
New Media Investment Group, Inc.		1,586	28,437
New York Times Co. (The), Class A		5,682	77,559
News Corp., Class A	*	17,563	256,244
Nexstar Broadcasting Group, Inc., Class A		902	50,512
Omnicom Group, Inc.		9,924	689,619
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	57,356
Rentrak Corp.	*†	466	32,527
Scholastic Corp.		1,845	81,420
Scripps Networks Interactive, Inc., Class A		3,612	236,116
Sinclair Broadcast Group, Inc., Class A		2,049	57,188
Sirius XM Holdings, Inc.	*	109,168	407,197
Starz, Class A	*	4,301	192,341
TEGNA, Inc.		8,617	276,347
Thomson Reuters Corp.		13,044	496,585
Time Warner Cable, Inc.		10,867	1,936,173
Time Warner, Inc.		33,306	2,911,277
Time, Inc.		4,387	100,945
Tribune Media Co., Class A		1,483	79,177
Twenty-First Century Fox, Inc., Class A		54,889	1,786,362
Twenty-First Century Fox, Inc., Class B		13,516	435,486
Viacom, Inc., Class B		14,998	969,471
Walt Disney Co. (The)		67,361	7,688,585

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
World Wrestling Entertainment, Inc., Class A	†	1,030	$16,995

			32,095,345

Metals & Mining—0.4%
AK Steel Holding Corp.	*†	5,009	19,385
Alcoa, Inc.		45,750	510,112
Allegheny Technologies, Inc.		3,760	113,552
Carpenter Technology Corp.		1,882	72,796
Century Aluminum Co.	*†	865	9,022
Cliffs Natural Resources, Inc.	†	4,448	19,260
Coeur Mining, Inc.	*†	7,315	41,769
Commercial Metals Co.		4,080	65,606
Compass Minerals International, Inc.		1,915	157,298
Freeport-McMoRan, Inc.		40,638	756,680
Globe Specialty Metals, Inc.		2,174	38,480
Hecla Mining Co.		20,609	54,202
Kaiser Aluminum Corp.		1,591	132,180
Materion Corp.		1,122	39,551
Newmont Mining Corp.		18,299	427,465
Nucor Corp.		11,762	518,351
Reliance Steel & Aluminum Co.		2,966	179,384
Royal Gold, Inc.		2,286	140,795
RTI International Metals, Inc.	*	1,363	42,962
Schnitzer Steel Industries, Inc., Class A		693	12,107
Southern Copper Corp. (Mexico)	†	6,259	184,077
Steel Dynamics, Inc.		8,080	167,377
Stillwater Mining Co.	*	3,727	43,196
SunCoke Energy, Inc.		1,473	19,149
Tahoe Resources, Inc.		5,318	64,507
TimkenSteel Corp.		1,851	49,958
United States Steel Corp.	†	5,607	115,616
Worthington Industries, Inc.		3,575	107,464

			4,102,301

Multiline Retail—0.7%
Big Lots, Inc.		1,874	84,311
Burlington Stores, Inc.	*	1,691	86,579
Dillard’s, Inc., Class A		1,535	161,467
Dollar General Corp.		12,040	935,990
Dollar Tree, Inc.	*	8,356	660,040
Family Dollar Stores, Inc.		3,743	294,986
Fred’s, Inc., Class A		1,781	34,356
J.C. Penney Co., Inc.	*†	7,928	67,150
Kohl’s Corp.		7,696	481,847
Macy’s, Inc.		14,423	973,120
Nordstrom, Inc.		6,080	452,960
Sears Holdings Corp.	*†	2,729	72,864
Target Corp.		24,581	2,006,547
Tuesday Morning Corp.	*	1,816	20,457

			6,332,674

Multi-Utilities—0.9%
Alliant Energy Corp.		4,491	259,220
Ameren Corp.		9,195	346,468
Avista Corp.		1,759	53,913
Black Hills Corp.		2,041	89,090
CenterPoint Energy, Inc.		16,026	304,975
CMS Energy Corp.		11,539	367,402
Consolidated Edison, Inc.		11,479	664,405
Dominion Resources, Inc.		23,083	1,543,560

		Shares	Value
DTE Energy Co.		6,665	$497,476
MDU Resources Group, Inc.		7,657	149,541
NiSource, Inc.		11,700	533,403
NorthWestern Corp.		1,449	70,639
PG&E Corp.		18,114	889,397
Public Service Enterprise Group, Inc.		19,471	764,821
SCANA Corp.		4,791	242,664
Sempra Energy		9,595	949,329
TECO Energy, Inc.		7,797	137,695
Vectren Corp.		3,706	142,607
WEC Energy Group, Inc.		12,634	568,143

			8,574,748

Oil, Gas & Consumable Fuels—5.8%
Abraxas Petroleum Corp.	*	7,391	21,803
Adams Resources & Energy, Inc.		1,006	44,868
Anadarko Petroleum Corp.		19,406	1,514,832
Antero Resources Corp.	*†	1,673	57,451
Apache Corp.		15,202	876,091
Approach Resources, Inc.	*	6,809	46,642
Bill Barrett Corp.	*	4,290	36,851
Bonanza Creek Energy, Inc.	*	2,369	43,234
Cabot Oil & Gas Corp.		16,664	525,583
California Resources Corp.		12,078	72,951
Callon Petroleum Co.	*	4,584	38,139
Carrizo Oil & Gas, Inc.	*	1,800	88,632
Cheniere Energy, Inc.	*	8,974	621,539
Chesapeake Energy Corp.	†	20,459	228,527
Chevron Corp.		74,826	7,218,464
Cimarex Energy Co.		3,372	371,965
Clayton Williams Energy, Inc.	*†	550	36,163
Clean Energy Fuels Corp.	*	6,729	37,817
Cobalt International Energy, Inc.	*	13,233	128,492
Concho Resources, Inc.	*	4,263	485,385
ConocoPhillips		48,132	2,955,786
CONSOL Energy, Inc.		8,802	191,355
Contango Oil & Gas Co.	*	400	4,908
Continental Resources, Inc.	*	4,100	173,799
Delek US Holdings, Inc.		1,285	47,314
Denbury Resources, Inc.	†	16,015	101,855
Devon Energy Corp.		16,247	966,534
Diamondback Energy, Inc.		1,955	147,368
Energen Corp.		2,644	180,585
Energy XXI Ltd.	†	18,095	47,590
EOG Resources, Inc.		21,474	1,880,049
EQT Corp.		5,757	468,274
Erin Energy Corp.	*	10,398	40,656
EXCO Resources, Inc.		44,447	52,447
Exxon Mobil Corp.		165,397	13,761,030
GasLog Ltd. (Monaco)	†	1,355	27,032
Gastar Exploration, Inc.	*	11,611	35,878
Golar LNG Ltd. (Bermuda)		2,827	132,304
Green Plains, Inc.		1,442	39,727
Gulfport Energy Corp.	*	3,188	128,317
Halcon Resources Corp.	*†	47,624	55,244
Hess Corp.		10,596	708,660
HollyFrontier Corp.		7,651	326,621
Kinder Morgan, Inc.		67,841	2,604,416
Kosmos Energy Ltd.	*	4,050	34,142
Laredo Petroleum, Inc.	*†	4,696	59,076
Magnum Hunter Resources Corp.	*†	35,199	65,822
Marathon Oil Corp.		25,577	678,814

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Marathon Petroleum Corp.		20,434	$1,068,903
Matador Resources Co.	*	1,536	38,400
Memorial Resource Development Corp.	*	1,812	34,374
Murphy Oil Corp.		7,752	322,251
Newfield Exploration Co.	*	4,963	179,264
Noble Energy, Inc.		13,822	589,923
Northern Oil and Gas, Inc.	*	6,464	43,761
Oasis Petroleum, Inc.	*†	3,200	50,720
Occidental Petroleum Corp.		30,779	2,393,683
ONEOK, Inc.		7,816	308,576
Panhandle Oil and Gas, Inc., Class A		2,234	46,221
Parsley Energy, Inc., Class A	*	2,069	36,042
PBF Energy, Inc., Class A		2,597	73,807
PDC Energy, Inc.	*	1,250	67,050
Peabody Energy Corp.	†	10,624	23,267
Penn Virginia Corp.	*†	6,869	30,086
Phillips 66		22,053	1,776,590
Pioneer Natural Resources Co.		5,398	748,649
QEP Resources, Inc.		7,412	137,196
Range Resources Corp.		6,231	307,687
Rice Energy, Inc.	*†	1,911	39,806
Rosetta Resources, Inc.	*	3,400	78,676
RSP Permian, Inc.	*	1,558	43,795
Sanchez Energy Corp.	*†	5,494	53,841
SandRidge Energy, Inc.	*†	26,990	23,670
Scorpio Tankers, Inc. (Monaco)		12,382	124,934
SemGroup Corp., Class A		2,433	193,375
Ship Finance International Ltd. (Norway)	†	3,352	54,705
SM Energy Co.		2,262	104,323
Solazyme, Inc.	*†	3,533	11,094
Southwestern Energy Co.	*	14,266	324,266
Spectra Energy Corp.		25,236	822,694
Stone Energy Corp.	*	1,208	15,209
Synergy Resources Corp.	*	6,874	78,570
Targa Resources Corp.		1,879	167,644
Teekay Corp. (Bermuda)		1,691	72,409
Tesoro Corp.		5,939	501,311
TransAtlantic Petroleum Ltd.	*†	3,715	18,984
Triangle Petroleum Corp.	*†	12,434	62,419
Ultra Petroleum Corp.	*†	7,839	98,144
Uranium Energy Corp. (Canada)	*	27,356	43,496
Valero Energy Corp.		20,375	1,275,475
Western Refining, Inc.		2,500	109,050
Westmoreland Coal Co.	*	1,163	24,167
Whiting Petroleum Corp.	*	7,154	240,374
Williams Cos., Inc. (The)		29,372	1,685,659
World Fuel Services Corp.		2,641	126,636
WPX Energy, Inc.	*	8,069	99,087

			53,181,295

Paper & Forest Products—0.2%
Boise Cascade Co.	*	1,240	45,483
Clearwater Paper Corp.	*	924	52,945
Deltic Timber Corp.		724	48,971
Domtar Corp. (Canada)		2,776	114,926
International Paper Co.		17,689	841,820
KapStone Paper and Packaging Corp.		5,716	132,154
Louisiana-Pacific Corp.	*	4,396	74,864
Neenah Paper, Inc.		652	38,442

		Shares	Value
P.H. Glatfelter Co.		1,740	$38,263
Schweitzer-Mauduit International, Inc.		1,448	57,746
Wausau Paper Corp.		1,903	17,470

			1,463,084

Personal Products—0.2%
Avon Products, Inc.	†	14,351	89,837
Coty, Inc., Class A	*	1,829	58,473
Elizabeth Arden, Inc.	*†	1,017	14,503
Estee Lauder Cos., Inc. (The), Class A		8,993	779,333
Herbalife Ltd.	*†	3,985	219,534
Medifast, Inc.	*	734	23,723
Natural Health Trends Corp.		1,040	43,119
Nu Skin Enterprises, Inc., Class A	†	2,249	105,995
USANA Health Sciences, Inc.	*	593	81,039

			1,415,556

Pharmaceuticals—5.3%
AbbVie, Inc.		67,445	4,531,630
Aerie Pharmaceuticals, Inc.	*	2,445	43,154
Akorn, Inc.	*	1,934	84,438
Alimera Sciences, Inc.	*†	6,205	28,605
Allergan plc	*	15,125	4,589,833
ANI Pharmaceuticals, Inc.	*	726	45,048
Aratana Therapeutics, Inc.	*	3,394	51,317
Assembly Biosciences, Inc.	*	2,765	53,254
BioDelivery Sciences International, Inc.	*	3,488	27,764
Bristol-Myers Squibb Co.		64,856	4,315,518
Catalent, Inc.	*	1,249	36,633
Cempra, Inc.	*	1,297	44,565
Depomed, Inc.	*	3,130	67,170
Eli Lilly & Co.		38,598	3,222,547
Endo International plc (Ireland)	*	6,207	494,388
Hospira, Inc.	*	6,514	577,857
IGI Laboratories, Inc.	*	7,413	46,702
Impax Laboratories, Inc.	*	3,833	176,011
Intra-Cellular Therapies, Inc.	*	1,438	45,944
Jazz Pharmaceuticals plc (Ireland)	*	2,145	377,670
Johnson & Johnson		109,398	10,661,929
Lannett Co., Inc.	*†	723	42,975
Mallinckrodt plc	*	4,278	503,606
Medicines Co. (The)	*	2,018	57,735
Merck & Co., Inc.		111,705	6,359,366
Mylan NV	*	15,281	1,036,969
Nektar Therapeutics	*†	7,926	99,154
Omeros Corp.	*†	2,562	46,090
Pacira Pharmaceuticals, Inc.	*	2,084	147,381
Pernix Therapeutics Holdings, Inc.	*	4,696	27,800
Perrigo Co. plc (Ireland)		5,502	1,016,935
Pfizer, Inc.		243,347	8,159,425
POZEN, Inc.	*	1,014	10,454
Prestige Brands Holdings, Inc.	*	1,164	53,823
Relypsa, Inc.	*	1,369	45,300
Revance Therapeutics, Inc.	*	1,376	44,005
SciClone Pharmaceuticals, Inc.	*	1,700	16,694
Tetraphase Pharmaceuticals, Inc.	*	1,989	94,358
TherapeuticsMD, Inc.	*†	8,137	63,957
Theravance Biopharma, Inc. (Cayman Islands)	*†	921	11,991

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Theravance, Inc.	†	3,224	$58,258
VIVUS, Inc.	*†	1,630	3,847
XenoPort, Inc.	*	1,939	11,886
Zoetis, Inc.		19,148	923,317
ZS Pharma, Inc.	*	876	45,894

			48,403,197

Professional Services—0.4%
Acacia Research Corp.	†	2,593	22,741
Advisory Board Co. (The)	*	1,900	103,873
Barrett Business Services, Inc.		1,310	47,579
CDI Corp.		1,131	14,703
CEB, Inc.		1,507	131,199
CRA International, Inc.	*	986	27,480
Dun & Bradstreet Corp. (The)		1,546	188,612
Equifax, Inc.		4,628	449,333
FTI Consulting, Inc.	*	1,735	71,551
Heidrick & Struggles International, Inc.		865	22,559
Huron Consulting Group, Inc.	*	988	69,249
IHS, Inc., Class A	*	2,723	350,260
Insperity, Inc.		1,143	58,179
Kelly Services, Inc., Class A		1,173	18,006
Kforce, Inc.		297	6,792
Korn/Ferry International		1,624	56,466
ManpowerGroup, Inc.		3,593	321,142
Navigant Consulting, Inc.	*	2,313	34,394
Nielsen NV		12,449	557,342
On Assignment, Inc.	*	1,243	48,825
Resources Connection, Inc.		2,060	33,145
Robert Half International, Inc.		5,264	292,152
Towers Watson & Co., Class A		2,923	367,713
TrueBlue, Inc.	*	2,485	74,302
Verisk Analytics, Inc.	*	6,160	448,202
WageWorks, Inc.	*	834	33,735

			3,849,534

Real Estate Investment Trusts (REITs)—3.5%
Acadia Realty Trust REIT		1,368	39,822
Agree Realty Corp. REIT		814	23,744
Alexander’s, Inc. REIT		78	31,980
Alexandria Real Estate Equities, Inc. REIT		3,569	312,145
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		1,595	26,876
American Assets Trust, Inc. REIT		791	31,015
American Campus Communities, Inc. REIT		5,228	197,043
American Capital Agency Corp. REIT		13,555	249,005
American Capital Mortgage Investment Corp. REIT		1,863	29,789
American Homes 4 Rent, Class A REIT		4,795	76,912
American Realty Capital Properties, Inc. REIT		36,108	293,558
American Tower Corp. REIT		16,142	1,505,887
Annaly Capital Management, Inc. REIT		37,828	347,639
Anworth Mortgage Asset Corp. REIT		12,920	63,696
Apartment Investment & Management Co., Class A REIT		5,659	208,987

		Shares	Value
Apollo Residential Mortgage, Inc. REIT		5,132	$75,389
Apple Hospitality REIT, Inc. REIT		2,476	46,722
Ares Commercial Real Estate Corp. REIT		2,901	33,042
Armada Hoffler Properties, Inc. REIT		2,694	26,913
ARMOUR Residential REIT, Inc. REIT		15,586	43,797
Ashford Hospitality Prime, Inc. REIT		840	12,617
Ashford Hospitality Trust, Inc. REIT		4,200	35,532
Associated Estates Realty Corp. REIT		4,054	116,066
AvalonBay Communities, Inc. REIT		5,028	803,826
BioMed Realty Trust, Inc. REIT		6,210	120,101
Boston Properties, Inc. REIT		5,931	717,888
Brandywine Realty Trust REIT		6,105	81,074
Brixmor Property Group, Inc. REIT		3,278	75,820
Camden Property Trust REIT		4,149	308,188
Campus Crest Communities, Inc. REIT		8,251	45,711
Capstead Mortgage Corp. REIT	†	2,400	26,640
CareTrust REIT, Inc. REIT		2,939	37,237
CatchMark Timber Trust, Inc., Class A REIT		3,104	35,913
CBL & Associates Properties, Inc. REIT		7,509	121,646
Cedar Realty Trust, Inc. REIT		10,942	70,029
Chambers Street Properties REIT		6,657	52,923
Chatham Lodging Trust REIT		3,723	98,548
Chesapeake Lodging Trust REIT		1,373	41,849
Chimera Investment Corp. REIT		8,529	116,933
Colony Capital, Inc., Class A REIT		6,320	143,148
Columbia Property Trust, Inc. REIT		4,869	119,534
Communications Sales & Leasing, Inc. REIT	†	4,200	103,824
Corporate Office Properties Trust REIT		3,067	72,197
Corrections Corp. of America REIT		5,829	192,823
Cousins Properties, Inc. REIT		5,850	60,723
Crown Castle International Corp. REIT		12,722	1,021,577
CubeSmart REIT		8,821	204,294
CYS Investments, Inc. REIT		4,654	35,975
DCT Industrial Trust, Inc. REIT		2,947	92,654
DDR Corp. REIT		10,035	155,141
DiamondRock Hospitality Co. REIT		7,285	93,321
Digital Realty Trust, Inc. REIT		5,165	344,402
Douglas Emmett, Inc. REIT		4,212	113,471
Duke Realty Corp. REIT		14,966	277,919
DuPont Fabros Technology, Inc. REIT		4,666	137,414
EastGroup Properties, Inc. REIT		1,538	86,482
Education Realty Trust, Inc. REIT		1,291	40,486
Empire State Realty Trust, Inc., Class A REIT		1,901	32,431
EPR Properties REIT		2,733	149,714
Equity Commonwealth REIT	*	3,755	96,391
Equity LifeStyle Properties, Inc. REIT		3,131	164,628
Equity One, Inc. REIT		2,619	61,127

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Equity Residential REIT		14,255	$1,000,273
Essex Property Trust, Inc. REIT		2,445	519,562
Excel Trust, Inc. REIT		6,782	106,952
Extra Space Storage, Inc. REIT		4,201	273,989
Federal Realty Investment Trust REIT		2,620	335,596
FelCor Lodging Trust, Inc. REIT		11,241	111,061
First Industrial Realty Trust, Inc. REIT		6,729	126,034
First Potomac Realty Trust REIT		1,628	16,768
Franklin Street Properties Corp. REIT		2,200	24,882
Gaming and Leisure Properties, Inc. REIT		3,091	113,316
General Growth Properties, Inc. REIT		21,432	549,945
GEO Group, Inc. (The) REIT		2,829	96,639
Getty Realty Corp. REIT		1,747	28,581
Gladstone Commercial Corp. REIT		1,994	33,021
Government Properties Income Trust REIT	†	3,576	66,335
Gramercy Property Trust, Inc. REIT		2,708	63,286
Hatteras Financial Corp. REIT		1,935	31,541
HCP, Inc. REIT		17,728	646,540
Health Care REIT, Inc. REIT		12,695	833,173
Healthcare Realty Trust, Inc. REIT		3,032	70,524
Healthcare Trust of America, Inc., Class A REIT		4,623	110,721
Hersha Hospitality Trust REIT		1,757	45,056
Highwoods Properties, Inc. REIT		3,408	136,150
Home Properties, Inc. REIT		1,873	136,823
Hospitality Properties Trust REIT		5,604	161,507
Host Hotels & Resorts, Inc. REIT		29,698	588,911
Hudson Pacific Properties, Inc. REIT		2,051	58,187
Inland Real Estate Corp. REIT		2,302	21,685
Invesco Mortgage Capital, Inc. REIT		3,087	44,206
Investors Real Estate Trust REIT	†	2,989	21,341
Iron Mountain, Inc. REIT		8,571	265,701
iStar Financial, Inc. REIT	*	7,235	96,370
Kilroy Realty Corp. REIT		3,732	250,604
Kimco Realty Corp. REIT		15,341	345,786
Kite Realty Group Trust REIT		663	16,224
Lamar Advertising Co., Class A REIT		3,479	199,973
LaSalle Hotel Properties REIT		6,253	221,731
Lexington Realty Trust REIT		9,308	78,932
Liberty Property Trust REIT		5,315	171,249
LTC Properties, Inc. REIT		2,385	99,216
Macerich Co. (The) REIT		5,677	423,504
Mack-Cali Realty Corp. REIT		2,488	45,854
Medical Properties Trust, Inc. REIT		9,571	125,476
MFA Financial, Inc. REIT		10,801	79,819
Mid-America Apartment Communities, Inc. REIT		2,544	185,229
Monmouth Real Estate Investment Corp. REIT	†	3,275	31,833
National Health Investors, Inc. REIT		979	60,992
National Retail Properties, Inc. REIT		4,264	149,283
National Storage Affiliates Trust REIT		3,630	45,012

		Shares	Value
New Residential Investment Corp. REIT		2,710	$41,300
New York Mortgage Trust, Inc. REIT	†	8,120	60,738
New York REIT, Inc. REIT		3,795	37,760
NexPoint Residential Trust, Inc. REIT		3,176	42,654
NorthStar Realty Finance Corp. REIT		9,912	157,601
Omega Healthcare Investors, Inc. REIT		5,241	179,924
Outfront Media, Inc. REIT		5,065	127,841
Paramount Group, Inc. REIT		4,781	82,042
Parkway Properties, Inc. REIT		5,570	97,141
Pebblebrook Hotel Trust REIT		4,175	179,024
Pennsylvania Real Estate Investment Trust REIT		1,510	32,223
PennyMac Mortgage Investment Trust REIT		5,770	100,571
Physicians Realty Trust REIT		5,898	90,593
Piedmont Office Realty Trust, Inc., Class A REIT	†	5,563	97,853
Plum Creek Timber Co., Inc. REIT		6,990	283,584
Post Properties, Inc. REIT		2,078	112,981
Potlatch Corp. REIT		1,618	57,148
Preferred Apartment Communities, Inc., Class A REIT		4,568	45,452
Prologis, Inc. REIT		19,768	733,393
PS Business Parks, Inc. REIT		599	43,218
Public Storage REIT		5,693	1,049,618
QTS Realty Trust, Inc., Class A REIT		1,447	52,743
RAIT Financial Trust REIT		7,882	48,159
Ramco-Gershenson Properties Trust REIT		1,275	20,808
Rayonier, Inc. REIT		5,004	127,852
Realty Income Corp. REIT		7,887	350,104
Redwood Trust, Inc. REIT	†	1,008	15,826
Regency Centers Corp. REIT		3,446	203,245
Resource Capital Corp. REIT		7,405	28,657
Retail Opportunity Investments Corp. REIT		7,505	117,228
Retail Properties of America, Inc., Class A REIT		8,943	124,576
Rexford Industrial Realty, Inc. REIT		2,874	41,903
RLJ Lodging Trust REIT		4,345	129,394
Rouse Properties, Inc. REIT	†	579	9,467
Ryman Hospitality Properties, Inc. REIT		2,005	106,486
Sabra Health Care REIT, Inc. REIT		1,749	45,019
Saul Centers, Inc. REIT		987	48,551
Select Income REIT REIT		1,356	27,988
Senior Housing Properties Trust REIT		7,433	130,449
Silver Bay Realty Trust Corp. REIT		489	7,966
Simon Property Group, Inc. REIT		12,308	2,129,530
SL Green Realty Corp. REIT		3,603	395,934
Sovran Self Storage, Inc. REIT		1,269	110,289
Spirit Realty Capital, Inc. REIT		14,667	141,830
STAG Industrial, Inc. REIT		1,440	28,800
Starwood Property Trust, Inc. REIT		8,338	179,851
Starwood Waypoint Residential Trust REIT	†	1,667	39,608
Strategic Hotels & Resorts, Inc. REIT	*	13,392	162,311

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Summit Hotel Properties, Inc. REIT		3,330	$43,323
Sun Communities, Inc. REIT		1,743	107,770
Sunstone Hotel Investors, Inc. REIT		7,992	119,960
Tanger Factory Outlet Centers, Inc. REIT		2,442	77,411
Taubman Centers, Inc. REIT		2,083	144,768
Terreno Realty Corp. REIT		4,464	87,941
Trade Street Residential, Inc. REIT	†	5,386	35,871
Two Harbors Investment Corp. REIT		10,028	97,673
UDR, Inc. REIT		12,278	393,264
UMH Properties, Inc. REIT		4,155	40,719
Universal Health Realty Income Trust REIT		1,333	61,931
Urban Edge Properties REIT		3,631	75,488
Ventas, Inc. REIT		12,478	774,759
Vornado Realty Trust REIT		7,263	689,477
Washington Real Estate Investment Trust REIT		1,834	47,592
Weingarten Realty Investors REIT		4,755	155,441
Weyerhaeuser Co. REIT		19,608	617,652
Whitestone REIT REIT		2,786	36,274
WP Carey, Inc. REIT		3,428	202,046
WP GLIMCHER, Inc. REIT		7,678	103,883
Xenia Hotels & Resorts, Inc. REIT		1,947	42,328

			32,080,375

Real Estate Management & Development—0.2%
Alexander & Baldwin, Inc.		1,466	57,760
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	55	7,936
Altisource Portfolio Solutions SA (Luxembourg)	*†	359	11,054
CBRE Group, Inc., Class A	*	10,844	401,228
Forest City Enterprises, Inc., Class A	*	9,240	204,204
Forestar Group, Inc.	*	1,502	19,766
Howard Hughes Corp. (The)	*	1,716	246,315
Jones Lang LaSalle, Inc.		1,597	273,087
Kennedy-Wilson Holdings, Inc.		2,891	71,090
Realogy Holdings Corp.	*	5,690	265,837
St. Joe Co. (The)	*	3,582	55,628
Tejon Ranch Co.	*	858	22,059

			1,635,964

Road & Rail—0.9%
AMERCO		434	141,879
ArcBest Corp.		903	28,715
Avis Budget Group, Inc.	*	4,424	195,010
Con-way, Inc.		2,160	82,879
CSX Corp.		39,531	1,290,687
Genesee & Wyoming, Inc., Class A	*	2,019	153,807
Heartland Express, Inc.		4,220	85,371
Hertz Global Holdings, Inc.	*	16,933	306,826
J.B. Hunt Transport Services, Inc.		3,333	273,606
Kansas City Southern		4,402	401,462
Knight Transportation, Inc.		3,879	103,725

		Shares	Value
Landstar System, Inc.		2,256	$150,859
Norfolk Southern Corp.		11,947	1,043,690
Old Dominion Freight Line, Inc.	*	3,421	234,698
Ryder System, Inc.		2,947	257,479
Saia, Inc.	*	2,493	97,950
Swift Transportation Co.	*	5,786	131,169
Union Pacific Corp.		34,306	3,271,763
Werner Enterprises, Inc.		2,915	76,519
YRC Worldwide, Inc.	*	1,193	15,485

			8,343,579

Semiconductors & Semiconductor Equipment—2.4%
Advanced Energy Industries, Inc.	*	1,428	39,256
Advanced Micro Devices, Inc.	*†	21,447	51,473
Alpha & Omega Semiconductor Ltd.	*	8,591	75,085
Altera Corp.		11,427	585,062
Ambarella, Inc.	*†	1,314	134,935
Amkor Technology, Inc.	*	7,211	43,122
Analog Devices, Inc.		11,925	765,406
Applied Materials, Inc.		47,127	905,781
Applied Micro Circuits Corp.	*†	3,186	21,506
Atmel Corp.		18,733	184,614
Avago Technologies Ltd. (Singapore)		9,814	1,304,575
Axcelis Technologies, Inc.	*	4,095	12,121
Broadcom Corp., Class A		21,893	1,127,271
Brooks Automation, Inc.		3,103	35,529
Cabot Microelectronics Corp.	*	1,049	49,418
Cavium, Inc.	*	1,864	128,262
CEVA, Inc.	*	692	13,446
Cirrus Logic, Inc.	*	2,946	100,252
Cohu, Inc.		859	11,365
Cree, Inc.	*†	5,646	146,965
Cypress Semiconductor Corp.	*	9,062	106,569
Diodes, Inc.	*	2,400	57,864
DSP Group, Inc.	*	1,194	12,334
Entegris, Inc.	*	5,738	83,603
Exar Corp.	*	1,758	17,193
Fairchild Semiconductor International, Inc.	*	4,903	85,214
First Solar, Inc.	*	2,540	119,329
FormFactor, Inc.	*	1,417	13,036
Freescale Semiconductor Ltd.	*	3,120	124,706
Inphi Corp.	*	1,850	42,291
Integrated Device Technology, Inc.	*	8,168	177,246
Integrated Silicon Solution, Inc.		1,269	28,096
Intel Corp.		188,288	5,726,780
Intersil Corp., Class A		5,757	72,020
IXYS Corp.		1,329	20,334
KLA-Tencor Corp.		6,325	355,528
Kopin Corp.	*	2,431	8,387
Lam Research Corp.		6,125	498,269
Lattice Semiconductor Corp.	*	4,395	25,887
Linear Technology Corp.		8,735	386,349
Marvell Technology Group Ltd. (Bermuda)		18,500	243,922
Maxim Integrated Products, Inc.		10,774	372,511
MaxLinear, Inc., Class A	*	2,714	32,839
Micrel, Inc.		3,731	51,861
Microchip Technology, Inc.	†	7,528	357,015
Micron Technology, Inc.	*	41,994	791,167
Microsemi Corp.	*	2,474	86,466

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
MKS Instruments, Inc.		2,455	$93,143
Monolithic Power Systems, Inc.		740	37,525
NVE Corp.		348	27,283
NVIDIA Corp.		20,184	405,900
OmniVision Technologies, Inc.	*	2,354	61,663
ON Semiconductor Corp.	*	23,913	279,543
PDF Solutions, Inc.	*	974	15,584
Pericom Semiconductor Corp.		1,023	13,452
Photronics, Inc.	*	1,388	13,200
PMC-Sierra, Inc.	*	7,045	60,305
Power Integrations, Inc.		1,952	88,191
Qorvo, Inc.	*	5,125	411,384
Rambus, Inc.	*	4,071	58,989
Rudolph Technologies, Inc.	*	1,247	14,976
Semtech Corp.	*	2,970	58,954
Silicon Laboratories, Inc.	*	2,124	114,717
Skyworks Solutions, Inc.		7,339	763,990
SunEdison, Inc.	*	11,936	357,006
SunPower Corp.	*†	1,759	49,973
Synaptics, Inc.	*	1,586	137,562
Teradyne, Inc.		7,938	153,124
Tessera Technologies, Inc.		1,560	59,249
Texas Instruments, Inc.		42,217	2,174,598
Ultra Clean Holdings, Inc.	*	4,664	29,057
Ultratech, Inc.	*	971	18,022
Veeco Instruments, Inc.	*	1,294	37,190
Xcerra Corp.	*	1,358	10,280
Xilinx, Inc.		9,816	433,475

			21,610,595

Software—3.9%
ACI Worldwide, Inc.	*	4,959	121,843
Activision Blizzard, Inc.		17,758	429,921
Adobe Systems, Inc.	*	19,011	1,540,081
Advent Software, Inc.		2,902	128,297
American Software, Inc., Class A		1,950	18,525
ANSYS, Inc.	*	3,449	314,687
Aspen Technology, Inc.	*	3,661	166,759
Autodesk, Inc.	*	9,258	463,594
Blackbaud, Inc.		2,650	150,918
Bottomline Technologies de, Inc.	*	1,479	41,131
BroadSoft, Inc.	*	1,277	44,146
CA, Inc.		11,593	339,559
Cadence Design Systems, Inc.	*†	10,745	211,247
Callidus Software, Inc.	*	172	2,680
CDK Global, Inc.		6,017	324,798
Citrix Systems, Inc.	*	7,179	503,679
CommVault Systems, Inc.	*	1,510	64,039
Ebix, Inc.	†	2,802	91,373
Electronic Arts, Inc.	*	12,060	801,990
Ellie Mae, Inc.	*†	793	55,343
Epiq Systems, Inc.		1,087	18,349
FactSet Research Systems, Inc.		1,490	242,140
Fair Isaac Corp.		1,781	161,679
FireEye, Inc.	*†	4,133	202,145
Fleetmatics Group plc (Ireland)	*	995	46,596
Fortinet, Inc.	*	5,654	233,680
Gigamon, Inc.	*	2,114	69,741
Glu Mobile, Inc.	*†	10,871	67,509
Guidewire Software, Inc.	*	3,146	166,518
Imperva, Inc.	*	1,888	127,818
Infoblox, Inc.	*	1,770	46,392
Informatica Corp.	*	4,237	205,367

		Shares	Value
Interactive Intelligence Group, Inc.	*	950	$42,246
Intuit, Inc.		11,315	1,140,213
King Digital Entertainment plc (Ireland)		3,283	46,783
Manhattan Associates, Inc.	*	4,025	240,091
Mentor Graphics Corp.		2,745	72,550
Microsoft Corp.		318,580	14,065,307
MicroStrategy, Inc., Class A	*	513	87,251
MobileIron, Inc.	*	7,330	43,320
Monotype Imaging Holdings, Inc.		1,419	34,212
NetScout Systems, Inc.	*†	1,250	45,837
NetSuite, Inc.	*	1,276	117,073
Nuance Communications, Inc.	*	9,517	166,643
Oracle Corp.		126,105	5,082,031
Paycom Software, Inc.	*	1,251	42,722
Pegasystems, Inc.		4,282	98,015
Progress Software Corp.	*	1,983	54,532
Proofpoint, Inc.	*	1,126	71,692
PTC, Inc.	*	4,423	181,431
Qlik Technologies, Inc.	*	5,245	183,365
Qualys, Inc.	*	1,070	43,174
Rally Software Development Corp.	*	2,363	45,960
RealPage, Inc.	*	1,770	33,754
Red Hat, Inc.	*	7,251	550,568
Rovi Corp.	*†	3,917	62,476
salesforce.com, Inc.	*	24,529	1,707,954
SeaChange International, Inc.	*	958	6,716
ServiceNow, Inc.	*	5,161	383,514
Silver Spring Networks, Inc.	*†	2,969	36,845
SolarWinds, Inc.	*	1,876	86,540
Solera Holdings, Inc.		3,377	150,479
Splunk, Inc.	*	4,640	323,037
SS&C Technologies Holdings, Inc.		3,677	229,812
Symantec Corp.		26,135	607,639
Synchronoss Technologies, Inc.	*	807	36,904
Synopsys, Inc.	*	6,501	329,276
Tableau Software, Inc., Class A	*	1,492	172,028
Take-Two Interactive Software, Inc.	*	2,643	72,868
TiVo, Inc.	*	2,696	27,337
Tyler Technologies, Inc.	*	1,886	244,011
Ultimate Software Group, Inc. (The)	*	1,242	204,110
VASCO Data Security International, Inc.	*†	3,804	114,843
Verint Systems, Inc.	*	3,366	204,468
VirnetX Holding Corp.	*†	2,400	10,080
VMware, Inc., Class A	*	3,264	279,855
Workday, Inc., Class A	*	3,482	265,990
Zendesk, Inc.	*	1,894	42,066
Zix Corp.	*	1,015	5,248
Zynga, Inc., Class A	*	26,117	74,695

			35,570,105

Specialty Retail—2.5%
Aaron’s, Inc.		2,908	105,299
Abercrombie & Fitch Co., Class A	†	3,072	66,079
Advance Auto Parts, Inc.		3,235	515,303
American Eagle Outfitters, Inc.	†	12,752	219,589

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
America’s Car-Mart, Inc.	*	354	$17,459
ANN, Inc.	*	2,733	131,976
Asbury Automotive Group, Inc.	*	1,342	121,612
Ascena Retail Group, Inc.	*	5,194	86,506
AutoNation, Inc.	*	2,555	160,914
AutoZone, Inc.	*	1,308	872,305
Barnes & Noble, Inc.	*	828	21,495
bebe stores, Inc.		790	1,580
Bed Bath & Beyond, Inc.	*	7,504	517,626
Best Buy Co., Inc.		10,336	337,057
Big 5 Sporting Goods Corp.		1,071	15,219
Buckle, Inc. (The)	†	1,236	56,572
Cabela’s, Inc.	*†	1,696	84,766
Caleres, Inc.		1,791	56,918
CarMax, Inc.	*	8,677	574,504
Cato Corp. (The), Class A		1,761	68,256
Chico’s FAS, Inc.		7,236	120,335
Children’s Place, Inc. (The)		1,144	74,829
Conn’s, Inc.	*†	871	34,579
CST Brands, Inc.		2,444	95,463
Destination XL Group, Inc.	*	1,930	9,669
Dick’s Sporting Goods, Inc.		3,116	161,315
DSW, Inc., Class A		2,162	72,146
Express, Inc.	*	6,015	108,932
Finish Line, Inc. (The), Class A		1,917	53,331
Five Below, Inc.	*	2,091	82,657
Foot Locker, Inc.		5,840	391,338
GameStop Corp., Class A	†	4,171	179,186
Gap, Inc. (The)		11,079	422,885
Genesco, Inc.	*	921	60,814
GNC Holdings, Inc., Class A		3,393	150,921
Group 1 Automotive, Inc.		1,068	97,006
Guess?, Inc.	†	1,639	31,420
Haverty Furniture Cos., Inc.		1,111	24,020
Hibbett Sports, Inc.	*	1,396	65,026
Home Depot, Inc. (The)		51,526	5,726,084
Kirkland’s, Inc.		833	23,216
L Brands, Inc.		9,309	798,060
Lithia Motors, Inc., Class A		862	97,544
Lowe’s Cos., Inc.		38,080	2,550,218
Lumber Liquidators Holdings, Inc.	*†	769	15,926
MarineMax, Inc.	*	800	18,808
Men’s Wearhouse, Inc. (The)		2,437	156,139
Monro Muffler Brake, Inc.		1,487	92,432
Murphy USA, Inc.	*	1,451	80,995
Office Depot, Inc.	*	21,441	185,679
O’Reilly Automotive, Inc.	*	4,131	933,523
Outerwall, Inc.	†	1,075	81,818
Penske Automotive Group, Inc.		1,654	86,190
Pep Boys-Manny, Moe & Jack (The)	*	2,200	26,994
Pier 1 Imports, Inc.		3,712	46,882
Rent-A-Center, Inc.		1,769	50,151
Restoration Hardware Holdings, Inc.	*	916	89,429
Ross Stores, Inc.		16,624	808,093
Sally Beauty Holdings, Inc.	*	9,008	284,473
Select Comfort Corp.	*	2,104	63,267
Signet Jewelers Ltd. (Bermuda)		3,344	428,834
Sonic Automotive, Inc., Class A		1,649	39,296
Stage Stores, Inc.	†	2,236	39,197
Staples, Inc.		22,960	351,518
Stein Mart, Inc.		1,261	13,203

		Shares	Value
Systemax, Inc.	*	1,358	$11,733
Tiffany & Co.		4,057	372,433
TJX Cos., Inc. (The)		27,266	1,804,191
Tractor Supply Co.		5,080	456,895
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,434	375,931
Urban Outfitters, Inc.	*	5,012	175,420
Vitamin Shoppe, Inc.	*	2,795	104,170
West Marine, Inc.	*	803	7,741
Williams-Sonoma, Inc.		3,877	318,961

			22,982,351

Technology Hardware, Storage & Peripherals—3.8%
3D Systems Corp.	*†	4,215	82,277
Apple, Inc.		226,696	28,433,346
Cray, Inc.	*	714	21,070
Diebold, Inc.		3,079	107,765
Electronics For Imaging, Inc.	*	2,638	114,779
EMC Corp.		79,499	2,097,979
Hewlett-Packard Co.		74,164	2,225,662
Lexmark International, Inc., Class A		1,492	65,946
NCR Corp.	*	6,904	207,810
NetApp, Inc.		11,382	359,216
QLogic Corp.	*	3,731	52,943
Quantum Corp.	*	6,681	11,224
SanDisk Corp.		8,969	522,175
Silicon Graphics International Corp.	*†	1,843	11,924
Stratasys Ltd.	*†	1,886	65,878
Super Micro Computer, Inc.	*	964	28,515
Violin Memory, Inc.	*†	9,447	23,145
Western Digital Corp.		8,356	655,278

			35,086,932

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.		1,981	210,580
Coach, Inc.		10,479	362,678
Columbia Sportswear Co.		1,304	78,840
Crocs, Inc.	*	3,600	52,956
Culp, Inc.		888	27,528
Deckers Outdoor Corp.	*	1,935	139,262
Fossil Group, Inc.	*	1,614	111,947
G-III Apparel Group Ltd.	*	730	51,356
Hanesbrands, Inc.		16,396	546,315
Iconix Brand Group, Inc.	*	2,737	68,343
Kate Spade & Co.	*	4,930	106,192
lululemon athletica, Inc. (Canada)	*	3,021	197,271
Michael Kors Holdings Ltd. (United Kingdom)	*	7,995	336,510
Movado Group, Inc.		1,678	45,574
NIKE, Inc., Class B		27,296	2,948,514
Oxford Industries, Inc.		936	81,853
PVH Corp.		2,844	327,629
Quiksilver, Inc.	*†	4,288	2,842
Ralph Lauren Corp.		2,261	299,266
Sequential Brands Group, Inc.	*†	3,524	53,882
Skechers U.S.A., Inc., Class A	*	1,935	212,444
Steven Madden Ltd.	*	2,533	108,362
Tumi Holdings, Inc.	*	1,971	40,445
Under Armour, Inc., Class A	*	7,748	646,493
Unifi, Inc.	*	876	29,346
V.F. Corp.		13,034	908,991

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Wolverine World Wide, Inc.		5,178	$147,469

			8,142,888

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.		3,465	47,782
Bank Mutual Corp.		3,756	28,808
BBX Capital Corp., Class A	*	2,244	36,443
Beneficial Bancorp, Inc.	*	1,065	13,302
BofI Holding, Inc.	*	418	44,187
Brookline Bancorp, Inc.		3,765	42,507
Capitol Federal Financial, Inc.		4,787	57,635
Dime Community Bancshares, Inc.		1,638	27,748
Essent Group Ltd. (Bermuda)	*	1,445	39,521
EverBank Financial Corp.		6,660	130,869
HomeStreet, Inc.	*	2,076	47,374
Hudson City Bancorp, Inc.		26,577	262,581
LendingTree, Inc.	*	314	24,683
MGIC Investment Corp.	*	16,751	190,626
New York Community Bancorp, Inc.	†	14,869	273,292
Northwest Bancshares, Inc.		4,608	59,075
Ocwen Financial Corp.	*†	3,358	34,252
Provident Financial Services, Inc.		2,960	56,210
Radian Group, Inc.		8,446	158,447
Territorial Bancorp, Inc.		2,805	68,049
TFS Financial Corp.		3,398	57,154
TrustCo Bank Corp. NY		3,435	24,148
United Financial Bancorp, Inc.		2,519	33,881
Washington Federal, Inc.		3,379	78,900

			1,837,474

Tobacco—1.1%
Altria Group, Inc.		77,466	3,788,862
Philip Morris International, Inc.		61,906	4,963,004
Reynolds American, Inc.		15,953	1,191,051
Universal Corp.	†	1,078	61,791
Vector Group Ltd.	†	3,356	78,732

			10,083,440

Trading Companies & Distributors—0.3%
Air Lease Corp.		3,250	110,175
Aircastle Ltd.		6,140	139,194
Applied Industrial Technologies, Inc.		2,056	81,520
Beacon Roofing Supply, Inc.	*	2,570	85,375
Fastenal Co.	†	11,276	475,622
GATX Corp.		1,766	93,863
H&E Equipment Services, Inc.		1,600	31,952
HD Supply Holdings, Inc.	*	4,092	143,957
MRC Global, Inc.	*	4,499	69,464
MSC Industrial Direct Co., Inc., Class A		1,782	124,330
NOW, Inc.	*†	3,975	79,142
Rush Enterprises, Inc., Class A	*	1,260	33,025
TAL International Group, Inc.	*†	2,773	87,627
United Rentals, Inc.	*	3,667	321,302
Veritiv Corp.	*	338	12,323
W.W. Grainger, Inc.		2,301	544,532
Watsco, Inc.		940	116,316
WESCO International, Inc.	*†	1,550	106,392

			2,656,111

			Shares	Value
Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.			1,654	$136,670

Water Utilities—0.1%
American States Water Co.			2,522	94,298
American Water Works Co., Inc.			8,019	389,964
Aqua America, Inc.			5,411	132,515
California Water Service Group			1,930	44,101
Connecticut Water Service, Inc.			2,808	95,921
SJW Corp.			1,010	30,997

				787,796

Wireless Telecommunication Services—0.2%
NTELOS Holdings Corp.		*	1,350	6,237
SBA Communications Corp., Class A		*	5,704	655,789
Shenandoah Telecommunications Co.			1,200	41,076
Sprint Corp.		*†	33,577	153,111
Telephone & Data Systems, Inc.			3,217	94,580
T-Mobile US, Inc.		*	10,397	403,092
United States Cellular Corp.		*	680	25,615

				1,379,500

TOTAL COMMON STOCKS
(Cost $487,795,831)				899,292,937

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.078%	09/17/2015	‡‡	$455,000	455,005
0.072%	12/10/2015	‡‡	180,000	179,970

				634,975

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $634,868)				634,975

			Shares	Value
RIGHTS—0.0%
Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	1,608	—

Health Care Providers & Services—0.0%
BioScrip, Inc., Expires 07/27/2015		*‡d	3	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	1,998	—
Furiex Pharmaceuticals, Inc. CVR		*‡	394	3,940

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
RIGHTS—(Continued)
Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR	*‡	3,300	$9,174

TOTAL RIGHTS
(Cost $—)			13,114

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp.	*‡d	540	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires
04/15/2016	*†‡	893	107

TOTAL WARRANTS
(Cost $—)			107

MONEY MARKET FUNDS—3.5%
Institutional Money Market Funds—3.5%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	3,300,000	3,300,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		¥12,638,371	12,638,371
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%	††¥	3,087,301	3,087,301
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%	††¥	3,300,000	3,300,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	3,300,000	3,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	3,300,000	3,300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	3,300,000	3,300,000

TOTAL MONEY MARKET FUNDS
(Cost $32,225,672)			32,225,672

TOTAL INVESTMENTS—102.3%
(Cost $520,656,371)			932,166,805
Other assets less liabilities—(2.3%)			(20,830,857)

NET ASSETS—100.0%			$911,335,948

Notes to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2015.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $13,221)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—98.3%
Aerospace & Defense—1.4%
AAR Corp.		6,459	$205,848
Aerojet Rocketdyne Holdings, Inc.	*	11,732	241,797
Aerovironment, Inc.	*	3,832	99,939
American Science & Engineering, Inc.		1,394	61,071
Astronics Corp.	*	3,219	228,195
B/E Aerospace, Inc.		18,211	999,784
Cubic Corp.		3,920	186,514
Curtiss-Wright Corp.		8,517	616,971
DigitalGlobe, Inc.	*	13,689	380,417
Ducommun, Inc.	*	1,702	43,690
Engility Holdings, Inc.		2,873	72,285
Esterline Technologies Corp.	*	5,740	547,252
HEICO Corp.	†	3,430	199,969
HEICO Corp., Class A		7,117	361,330
Hexcel Corp.		17,234	857,219
Huntington Ingalls Industries, Inc.		8,690	978,407
KEYW Holding Corp. (The)	*†	5,318	49,564
KLX, Inc.	*	8,507	375,414
Kratos Defense & Security Solutions, Inc.	*	9,324	58,741
Moog, Inc., Class A	*	7,309	516,600
National Presto Industries, Inc.		975	78,312
Orbital ATK, Inc.		10,656	781,724
Sparton Corp.	*	1,633	44,614
Spirit AeroSystems Holdings, Inc.,
Class A	*	24,892	1,371,798
TASER International, Inc.	*†	9,624	320,575
Teledyne Technologies, Inc.	*	6,318	666,612
Triumph Group, Inc.		9,017	595,032
Vectrus, Inc.	*	1,956	48,646

			10,988,320

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc.	*	10,717	112,421
Atlas Air Worldwide Holdings, Inc.	*	4,497	247,155
Echo Global Logistics, Inc.	*†	5,230	170,812
Forward Air Corp.		5,836	304,989
Hub Group, Inc., Class A	*	6,527	263,299
Park-Ohio Holdings Corp.		1,449	70,219
Radiant Logistics, Inc.	*	7,088	51,813
UTi Worldwide, Inc.	*	16,303	162,867
XPO Logistics, Inc.	*†	12,436	561,859

			1,945,434

Airlines—0.6%
Alaska Air Group, Inc.		23,128	1,490,137
Allegiant Travel Co.		2,409	428,513
Copa Holdings SA, Class A (Panama)		6,094	503,303
Hawaiian Holdings, Inc.	*	8,734	207,433
JetBlue Airways Corp.	*	54,992	1,141,634
Republic Airways Holdings, Inc.	*	9,724	89,266
SkyWest, Inc.		8,900	133,856
Spirit Airlines, Inc.	*	13,043	809,970
Virgin America, Inc.	*†	4,287	117,807

			4,921,919

		Shares	Value
Auto Components—1.1%
American Axle & Manufacturing Holdings, Inc.	*	11,657	$243,748
Cooper Tire & Rubber Co.		10,990	371,792
Cooper-Standard Holding, Inc.	*	2,714	166,830
Dana Holding Corp.		29,263	602,233
Dorman Products, Inc.	*†	4,696	223,811
Drew Industries, Inc.		4,435	257,319
Federal-Mogul Holdings Corp.	*	4,327	49,111
Fox Factory Holding Corp.	*	1,589	25,551
Gentex Corp.		53,729	882,230
Gentherm, Inc.	*	6,384	350,545
Goodyear Tire & Rubber Co. (The)		48,263	1,455,129
Lear Corp.		13,865	1,556,485
Metaldyne Performance Group, Inc.		2,010	36,482
Modine Manufacturing Co.	*	7,889	84,649
Motorcar Parts of America, Inc.	*	3,710	111,634
Remy International, Inc.		5,235	115,746
Standard Motor Products, Inc.		3,701	129,979
Stoneridge, Inc.	*	4,564	53,444
Strattec Security Corp.		558	38,335
Superior Industries International, Inc.		3,960	72,508
Tenneco, Inc.	*	11,180	642,179
Tower International, Inc.	*	3,444	89,716
Visteon Corp.	*	8,193	860,101

			8,419,557

Automobiles—0.1%
Thor Industries, Inc.		8,641	486,316
Winnebago Industries, Inc.	†	5,233	123,446

			609,762

Banks—6.0%
1st Source Corp.		3,248	110,822
Access National Corp.		1,903	36,994
American National Bankshares, Inc.		1,246	29,667
Ameris Bancorp		6,090	154,016
Ames National Corp.	†	1,475	37,023
Arrow Financial Corp.		2,171	58,682
Associated Banc-Corp		28,681	581,364
Banc of California, Inc.		7,820	107,525
BancFirst Corp.		1,092	71,471
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		5,927	190,731
Bancorp, Inc. (The)/Delaware	*	6,092	56,534
BancorpSouth, Inc.		16,961	436,915
Bank of Hawaii Corp.		8,019	534,707
Bank of Marin Bancorp		862	43,850
Bank of the Ozarks, Inc.		14,069	643,657
BankUnited, Inc.		18,870	677,999
Banner Corp.		4,196	201,114
Bar Harbor Bankshares		1,565	55,448
BBCN Bancorp, Inc./California		14,858	219,750
Berkshire Hills Bancorp, Inc.		5,723	162,991
Blue Hills Bancorp, Inc.	*	4,663	65,282
BNC Bancorp		2,917	56,386
BOK Financial Corp.		4,915	341,986
Boston Private Financial Holdings, Inc.		15,034	201,606
Bridge Bancorp, Inc.		2,704	72,170
Bridge Capital Holdings	*	1,525	45,445

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Bryn Mawr Bank Corp.		2,581	$77,843
BSB Bancorp, Inc./Massachusetts	*	2,122	46,917
C1 Financial, Inc.	*	533	10,330
Camden National Corp.		1,411	54,606
Capital Bank Financial Corp., Class A	*	3,865	112,356
Capital City Bank Group, Inc.		1,724	26,325
Cardinal Financial Corp.		5,568	121,327
Cascade Bancorp	*	4,328	22,419
Cathay General Bancorp		14,388	466,891
Catskill Litigation Trust	*‡d	583	—
CenterState Banks, Inc.		6,193	83,667
Central Pacific Financial Corp.		3,221	76,499
Century Bancorp, Inc./Massachussetts, Class A		582	23,664
Chemical Financial Corp.		5,880	194,393
Citizens & Northern Corp.		1,953	40,134
City Holding Co.		2,691	132,532
City National Corp./California		8,873	802,030
CNB Financial Corp./Pennsylvania		3,476	63,958
CoBiz Financial, Inc.		6,918	90,418
Columbia Banking System, Inc.		10,411	338,774
Commerce Bancshares, Inc./Missouri		14,745	689,624
Community Bank System, Inc.	†	7,504	283,426
Community Trust Bancorp, Inc.		3,220	112,281
CommunityOne Bancorp	*	1,764	18,998
ConnectOne Bancorp, Inc.		4,877	105,002
CU Bancorp	*	1,509	33,439
Cullen/Frost Bankers, Inc.		9,798	769,927
Customers Bancorp, Inc.	*	4,046	108,797
CVB Financial Corp.		20,159	355,000
Eagle Bancorp, Inc.	*	5,693	250,264
East West Bancorp, Inc.		25,697	1,151,740
Enterprise Bancorp, Inc./Massachussetts		1,147	26,886
Enterprise Financial Services Corp.		4,434	100,962
Farmers Capital Bank Corp.	*	1,965	55,865
FCB Financial Holdings, Inc., Class A	*	4,615	146,757
Fidelity Southern Corp.		2,407	41,978
Financial Institutions, Inc.		2,448	60,808
First Bancorp, Inc./Maine		1,513	29,413
First BanCorp. (Puerto Rico)	*	21,654	104,372
First Bancorp/Southern Pines NC		2,954	49,273
First Busey Corp.		14,438	94,858
First Business Financial Services, Inc.		635	29,769
First Citizens BancShares, Inc./North Carolina, Class A		1,414	371,939
First Commonwealth Financial Corp.		18,567	178,058
First Community Bancshares, Inc./Virginia		2,951	53,767
First Connecticut Bancorp, Inc./Farmington CT		2,809	44,579
First Financial Bancorp		9,796	175,740
First Financial Bankshares, Inc.	†	12,140	420,530
First Financial Corp./Indiana		1,835	65,620
First Horizon National Corp.		42,621	667,871

		Shares	Value
First Interstate BancSystem, Inc., Class A		2,926	$81,167
First Merchants Corp.		7,037	173,814
First Midwest Bancorp, Inc./Illinois		14,472	274,534
First NBC Bank Holding Co.	*	2,471	88,956
First Niagara Financial Group, Inc.		63,523	599,657
First of Long Island Corp. (The)		2,148	59,543
First Republic Bank/California		25,481	1,606,067
FirstMerit Corp.		30,125	627,504
Flushing Financial Corp.		5,182	108,874
FNB Corp./Pennsylvania		31,928	457,209
Franklin Financial Network, Inc.	*	1,429	32,781
Fulton Financial Corp.		31,811	415,452
German American Bancorp, Inc.		2,006	59,077
Glacier Bancorp, Inc.		13,371	393,375
Great Southern Bancorp, Inc.		1,938	81,667
Great Western Bancorp, Inc.		6,921	166,865
Green Bancorp, Inc.	*	768	11,796
Guaranty Bancorp		3,103	51,231
Hampton Roads Bankshares, Inc.	*†	5,516	11,473
Hancock Holding Co.		14,839	473,513
Hanmi Financial Corp.		5,822	144,618
Heartland Financial USA, Inc.		2,967	110,432
Heritage Commerce Corp.		4,197	40,333
Heritage Financial Corp./Washington		5,246	93,746
Heritage Oaks Bancorp		3,455	27,191
Hilltop Holdings, Inc.	*	13,172	317,313
Home Bancshares, Inc./Arkansas		9,580	350,245
HomeTrust Bancshares, Inc.	*	3,407	57,101
Horizon Bancorp/Indiana		1,400	34,944
Hudson Valley Holding Corp.		2,708	76,393
Huntington Bancshares, Inc./Ohio		144,795	1,637,631
IBERIABANK Corp.		6,710	457,823
Independent Bank Corp./Massachusetts	†	4,982	233,606
Independent Bank Corp./Michigan		3,690	50,036
Independent Bank Group, Inc.		1,534	65,809
International Bancshares Corp.		10,389	279,152
Investors Bancorp, Inc.		62,528	769,094
Lakeland Bancorp, Inc.		8,284	98,497
Lakeland Financial Corp.		3,085	133,796
LegacyTexas Financial Group, Inc.		7,553	228,101
MainSource Financial Group, Inc.		4,454	97,765
MB Financial, Inc.		12,213	420,616
Mercantile Bank Corp.		2,847	60,954
Merchants Bancshares, Inc.		1,246	41,205
Metro Bancorp, Inc.		2,334	61,011
MidWestOne Financial Group, Inc.		1,528	50,302
National Bank Holdings Corp., Class A		5,972	124,397
National Bankshares, Inc.	†	1,101	32,215
National Commerce Corp.	*	1,581	40,790
National Penn Bancshares, Inc.		22,622	255,176
NBT Bancorp, Inc.		8,644	226,213
NewBridge Bancorp		4,791	42,784
OFG Bancorp (Puerto Rico)		8,948	95,475
Old National Bancorp/Indiana	†	22,141	320,159
Old Second Bancorp, Inc.	*	7,722	50,965
Opus Bank		850	30,753

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Pacific Continental Corp.		2,833	$38,331
Pacific Premier Bancorp, Inc.	*	5,195	88,107
PacWest Bancorp		18,210	851,500
Palmetto Bancshares, Inc.		743	14,689
Park National Corp.		2,151	187,933
Park Sterling Corp.		7,082	50,990
Peapack Gladstone Financial Corp.		3,821	84,903
Penns Woods Bancorp, Inc.		1,191	52,511
Peoples Bancorp, Inc./Ohio		2,337	54,546
Peoples Financial Services Corp.	†	1,215	48,126
People’s United Financial, Inc.		56,147	910,143
Pinnacle Financial Partners, Inc.		6,758	367,432
Popular, Inc. (Puerto Rico)	*	18,597	536,709
Preferred Bank/California		2,248	67,552
PrivateBancorp, Inc.		13,460	535,977
Prosperity Bancshares, Inc.		12,519	722,847
QCR Holdings, Inc.		1,869	40,669
Renasant Corp.	†	6,084	198,338
Republic Bancorp, Inc./Kentucky, Class A		2,055	52,814
S&T Bancorp, Inc.		5,786	171,208
Sandy Spring Bancorp, Inc.		4,178	116,900
Seacoast Banking Corp of Florida	*	3,385	53,483
ServisFirst Bancshares, Inc.		3,599	135,214
Sierra Bancorp		2,504	43,344
Signature Bank/New York	*	9,048	1,324,537
Simmons First National Corp., Class A		4,533	211,600
South State Corp.		4,489	341,119
Southside Bancshares, Inc.	†	4,202	122,824
Southwest Bancorp, Inc./Oklahoma		4,075	75,836
Square 1 Financial, Inc., Class A	*	2,803	76,662
State Bank Financial Corp.		7,113	154,352
Sterling Bancorp/New York	†	17,622	259,043
Stock Yards Bancorp, Inc.		2,661	100,559
Stonegate Bank		1,602	47,531
Suffolk Bancorp		2,229	57,196
Sun Bancorp, Inc./New Jersey	*	1,281	24,659
Susquehanna Bancshares, Inc.		32,706	461,809
SVB Financial Group	*	9,247	1,331,383
Synovus Financial Corp.		23,838	734,687
Talmer Bancorp, Inc., Class A		9,085	152,174
TCF Financial Corp.		30,121	500,310
Texas Capital Bancshares, Inc.	*	8,312	517,339
Tompkins Financial Corp.		2,487	133,602
Towne Bank/Virginia		8,546	139,214
TriCo Bancshares		3,987	95,887
TriState Capital Holdings, Inc.	*	3,661	47,337
Triumph Bancorp, Inc.	*	1,345	17,687
Trustmark Corp.		12,758	318,695
UMB Financial Corp.		7,148	407,579
Umpqua Holdings Corp.		38,346	689,845
Union Bankshares Corp.		7,839	182,178
United Bankshares, Inc./West Virginia		12,998	522,910
United Community Banks, Inc./Georgia		9,994	208,575
Univest Corp of Pennsylvania		2,741	55,807
Valley National Bancorp		42,310	436,216
Washington Trust Bancorp, Inc.		3,111	122,822
Webster Financial Corp.		16,333	645,970
WesBanco, Inc.		6,492	220,858

		Shares	Value
West Bancorporation, Inc.		2,473	$49,064
Westamerica Bancorporation	†	4,848	245,551
Western Alliance Bancorp	*	13,905	469,433
Wilshire Bancorp, Inc.		11,523	145,536
Wintrust Financial Corp.		8,781	468,730
Yadkin Financial Corp.	*	2,908	60,923
Zions Bancorporation		36,269	1,150,997

			46,261,259

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*	1,496	347,057
Castle Brands, Inc.	*	17,449	24,254
Coca-Cola Bottling Co. Consolidated		798	120,554
Craft Brew Alliance, Inc.	*	1,788	19,775
MGP Ingredients, Inc.		2,804	47,163
National Beverage Corp.	*	1,873	42,124

			600,927

Biotechnology—4.2%
Abeona Therapeutics, Inc.	*	2,706	13,692
ACADIA Pharmaceuticals, Inc.	*	14,088	590,005
Acceleron Pharma, Inc.	*	2,755	87,168
Achillion Pharmaceuticals, Inc.	*†	22,375	198,243
Acorda Therapeutics, Inc.	*	7,234	241,109
Adamas Pharmaceuticals, Inc.	*	478	12,533
Aduro Biotech, Inc.	*	1,337	40,551
Advaxis, Inc.	*	4,854	98,682
Aegerion Pharmaceuticals, Inc.	*	5,288	100,313
Affimed NV (Germany)	*	4,006	53,961
Agenus, Inc.	*†	10,018	86,455
Agios Pharmaceuticals, Inc.	*†	4,403	489,349
Akebia Therapeutics, Inc.	*	1,261	12,976
Alder Biopharmaceuticals, Inc.	*	3,508	185,819
Alkermes plc (Ireland)	*	26,752	1,721,224
AMAG Pharmaceuticals, Inc.	*	5,072	350,272
Amicus Therapeutics, Inc.	*	15,440	218,476
Anacor Pharmaceuticals, Inc.	*	7,185	556,335
Anthera Pharmaceuticals, Inc.	*	5,735	49,436
Applied Genetic Technologies Corp.	*	800	12,272
Ardelyx, Inc.	*	808	12,904
Arena Pharmaceuticals, Inc.	*†	48,025	222,836
ARIAD Pharmaceuticals, Inc.	*†	31,851	263,408
Array BioPharma, Inc.	*†	27,688	199,631
Arrowhead Research Corp.	*†	10,508	75,132
Asterias Biotherapeutics, Inc.	*	2,738	12,595
Atara Biotherapeutics, Inc.	*†	2,421	127,732
aTyr Pharma, Inc.	*	1,583	29,317
Avalanche Biotechnologies, Inc.	*	1,130	18,351
Bellicum Pharmaceuticals, Inc.	*†	1,480	31,480
BioCryst Pharmaceuticals, Inc.	*	14,147	211,215
BioSpecifics Technologies Corp.	*	600	30,960
BioTime, Inc.	*†	13,816	50,152
Bluebird Bio, Inc.	*	5,716	962,403
Blueprint Medicines Corp.	*	1,500	39,735
Calithera Biosciences, Inc.	*†	1,319	9,418
Cara Therapeutics, Inc.	*	979	11,895
Catalyst Pharmaceuticals, Inc.	*	12,063	49,820
Celldex Therapeutics, Inc.	*	18,365	463,165
Cellular Biomedicine Group, Inc.	*	1,575	59,078
Cepheid, Inc.	*	12,602	770,612
ChemoCentryx, Inc.	*†	4,080	33,578

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Chimerix, Inc.	*	7,160	$330,792
Cidara Therapeutics, Inc.	*	1,263	17,707
Clovis Oncology, Inc.	*	4,327	380,257
Coherus Biosciences, Inc.	*	3,895	112,566
Concert Pharmaceuticals, Inc.	*	2,462	36,659
CorMedix, Inc.	*	8,138	31,575
CTI BioPharma Corp.	*†	27,606	53,832
Curis, Inc.	*	17,810	58,951
Cytokinetics, Inc.	*	7,327	49,237
CytRx Corp.	*†	8,979	33,402
Dicerna Pharmaceuticals, Inc.	*	642	8,956
Dyax Corp.	*	26,926	713,539
Dynavax Technologies Corp.	*†	6,021	141,042
Eagle Pharmaceuticals, Inc./DE	*	1,374	111,102
Emergent BioSolutions, Inc.	*	4,839	159,445
Enanta Pharmaceuticals, Inc.	*†	2,735	123,048
Epizyme, Inc.	*†	4,867	116,808
Esperion Therapeutics, Inc.	*	2,239	183,061
Exact Sciences Corp.	*†	16,765	498,591
Exelixis, Inc.	*†	35,337	132,867
Fibrocell Science, Inc.	*	6,435	33,913
FibroGen, Inc.	*	7,817	183,700
Five Prime Therapeutics, Inc.	*	4,816	119,629
Flexion Therapeutics, Inc.	*	811	17,753
Foundation Medicine, Inc.	*†	2,363	79,964
Galena Biopharma, Inc.	*†	22,766	38,702
Genocea Biosciences, Inc.	*	695	9,542
Genomic Health, Inc.	*†	3,336	92,707
Geron Corp.	*†	25,722	110,090
Halozyme Therapeutics, Inc.	*	19,740	445,729
Heron Therapeutics, Inc.	*†	4,864	151,562
Idera Pharmaceuticals, Inc.	*†	23,598	87,549
Ignyta, Inc.	*	2,939	44,350
Immune Design Corp.	*†	998	20,609
ImmunoGen, Inc.	*†	16,516	237,500
Immunomedics, Inc.	*†	12,320	50,019
Infinity Pharmaceuticals, Inc.	*	7,990	87,491
Inovio Pharmaceuticals, Inc.	*†	15,004	122,433
Insmed, Inc.	*	11,890	290,354
Insys Therapeutics, Inc.	*†	4,076	146,410
Intercept Pharmaceuticals, Inc.	*†	2,817	679,968
Intrexon Corp.	*†	8,137	397,086
Invitae Corp.	*†	1,280	19,046
Ironwood Pharmaceuticals, Inc.	*	21,176	255,383
Isis Pharmaceuticals, Inc.	*†	21,564	1,241,008
Juno Therapeutics, Inc.	*†	1,820	97,061
Karyopharm Therapeutics, Inc.	*	3,911	106,418
Keryx Biopharmaceuticals, Inc.	*†	19,730	196,905
Kite Pharma, Inc.	*†	4,825	294,180
KYTHERA Biopharmaceuticals, Inc.	*	4,525	340,778
La Jolla Pharmaceutical Co.	*	1,850	45,344
Lexicon Pharmaceuticals, Inc.	*†	6,460	52,003
Ligand Pharmaceuticals, Inc.	*	3,158	318,642
Lion Biotechnologies, Inc.	*	7,211	66,125
Loxo Oncology, Inc.	*†	592	10,674
MacroGenics, Inc.	*	4,835	183,585
MannKind Corp.	*†	39,287	223,543
Medgenics, Inc.	*	4,409	27,027
Merrimack Pharmaceuticals, Inc.	*†	20,540	253,977
MiMedx Group, Inc.	*†	18,959	219,735
Mirati Therapeutics, Inc.	*†	1,155	36,348

		Shares	Value
Momenta Pharmaceuticals, Inc.	*	10,684	$243,702
Myriad Genetics, Inc.	*†	12,479	424,161
Navidea Biopharmaceuticals, Inc.	*†	24,451	39,366
Neurocrine Biosciences, Inc.	*	15,739	751,695
NewLink Genetics Corp.	*†	3,345	148,083
Northwest Biotherapeutics, Inc.	*†	10,776	107,006
Novavax, Inc.	*	50,463	562,158
Ocata Therapeutics, Inc.	*	9,346	49,253
OncoMed Pharmaceuticals, Inc.	*†	2,110	47,475
Oncothyreon, Inc.	*†	21,119	78,985
Ophthotech Corp.	*	4,033	209,958
OPKO Health, Inc.	*†	41,180	662,174
Orexigen Therapeutics, Inc.	*†	20,793	102,925
Organovo Holdings, Inc.	*†	10,060	37,926
Osiris Therapeutics, Inc.	*†	2,675	52,056
Otonomy, Inc.	*	1,177	27,059
OvaScience, Inc.	*†	3,581	103,598
PDL BioPharma, Inc.	†	31,902	205,130
Peregrine Pharmaceuticals, Inc.	*†	37,221	48,760
Pfenex, Inc.	*	2,613	50,692
Portola Pharmaceuticals, Inc.	*	8,751	398,608
Progenics Pharmaceuticals, Inc.	*†	12,608	94,056
Proteon Therapeutics, Inc.	*	2,021	36,095
Prothena Corp. plc (Ireland)	*	6,024	317,284
PTC Therapeutics, Inc.	*	5,862	282,138
Puma Biotechnology, Inc.	*†	4,540	530,045
Radius Health, Inc.	*	4,872	329,834
Raptor Pharmaceutical Corp.	*	15,936	251,629
Receptos, Inc.	*	5,449	1,035,582
Regulus Therapeutics, Inc.	*†	3,193	34,995
Repligen Corp.	*	6,276	259,011
Retrophin, Inc.	*†	5,669	187,927
Rigel Pharmaceuticals, Inc.	*	19,833	63,664
Sage Therapeutics, Inc.	*	2,302	168,046
Sangamo BioSciences, Inc.	*	12,064	133,790
Sarepta Therapeutics, Inc.	*†	8,064	245,388
Seattle Genetics, Inc.	*†	17,039	824,688
Sorrento Therapeutics, Inc.	*	4,542	80,030
Spark Therapeutics, Inc.	*†	1,420	85,583
Spectrum Pharmaceuticals, Inc.	*†	11,842	80,999
Stemline Therapeutics, Inc.	*	4,320	50,846
Synergy Pharmaceuticals, Inc.	*†	18,460	153,218
Synta Pharmaceuticals Corp.	*†	9,125	20,349
T2 Biosystems, Inc.	*†	979	15,889
TESARO, Inc.	*	4,143	243,567
TG Therapeutics, Inc.	*†	6,336	105,114
Threshold Pharmaceuticals, Inc.	*†	7,764	31,367
Tobira Therapeutics, Inc.	*†	300	5,175
Tokai Pharmaceuticals, Inc.	*†	1,032	13,726
Trevena, Inc.	*	6,488	40,615
Trovagene, Inc.	*	3,916	39,747
Ultragenyx Pharmaceutical, Inc.	*	6,010	615,364
United Therapeutics Corp.	*	8,280	1,440,306
Vanda Pharmaceuticals, Inc.	*†	6,002	76,165
Verastem, Inc.	*†	7,817	58,940
Versartis, Inc.	*	3,713	56,512
Vitae Pharmaceuticals, Inc.	*	980	14,112
Vital Therapies, Inc.	*†	2,772	58,489
XBiotech, Inc.	*	1,056	19,093
Xencor, Inc.	*	4,826	106,027
XOMA Corp.	*†	13,497	52,368
Zafgen, Inc.	*	2,753	95,336
ZIOPHARM Oncology, Inc.	*†	19,328	231,937

			32,468,383

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Building Products—1.1%
A.O. Smith Corp.		13,280	$955,894
AAON, Inc.		8,408	189,348
Advanced Drainage Systems, Inc.		5,638	165,363
Allegion plc (Ireland)		17,114	1,029,236
American Woodmark Corp.	*	2,540	139,319
Apogee Enterprises, Inc.		5,631	296,416
Armstrong World Industries, Inc.	*	7,123	379,513
Builders FirstSource, Inc.	*	9,415	120,889
Continental Building Products, Inc.	*	5,293	112,159
Fortune Brands Home & Security, Inc.		28,607	1,310,773
Gibraltar Industries, Inc.	*	5,228	106,494
Griffon Corp.		6,061	96,491
Insteel Industries, Inc.		2,829	52,902
Lennox International, Inc.		7,307	786,891
Masonite International Corp.	*	5,577	391,003
NCI Building Systems, Inc.	*	5,766	86,894
Nortek, Inc.	*	1,493	124,113
Owens Corning, Inc.		21,719	895,909
Patrick Industries, Inc.	*	2,120	80,647
PGT, Inc.	*	10,546	153,022
Ply Gem Holdings, Inc.	*	2,526	29,782
Quanex Building Products Corp.		7,593	162,718
Simpson Manufacturing Co., Inc.		7,310	248,540
Trex Co., Inc.	*	5,896	291,439
Universal Forest Products, Inc.		3,904	203,125
USG Corp.	*	16,424	456,423

			8,865,303

Capital Markets—2.0%
Actua Corp.	*	7,645	109,018
Arlington Asset Investment Corp., Class A	†	4,644	90,837
Artisan Partners Asset Management, Inc., Class A		6,146	285,543
Ashford, Inc.	*	165	14,400
BGC Partners, Inc., Class A		30,212	264,355
Calamos Asset Management, Inc., Class A		3,748	45,913
CIFC Corp.		2,540	20,142
Cohen & Steers, Inc.		3,785	128,993
Cowen Group, Inc., Class A	*	18,898	120,947
Diamond Hill Investment Group, Inc.		582	116,202
E*TRADE Financial Corp.	*	51,769	1,550,482
Eaton Vance Corp.		21,049	823,647
Evercore Partners, Inc., Class A		5,811	313,562
Federated Investors, Inc., Class B		17,578	588,687
Fifth Street Asset Management, Inc.	†	1,048	10,773
Financial Engines, Inc.	†	9,169	389,499
GAMCO Investors, Inc., Class A		1,052	72,283
Greenhill & Co., Inc.		5,109	211,155
HFF, Inc., Class A		6,628	276,586
INTL FCStone, Inc.	*	2,698	89,681
Investment Technology Group, Inc.		6,129	151,999
Janus Capital Group, Inc.	†	26,322	450,633
KCG Holdings, Inc., Class A	*†	6,920	85,324
Ladenburg Thalmann Financial Services, Inc.	*†	21,576	75,516
Lazard Ltd., Class A (Bermuda)		22,649	1,273,780
Legg Mason, Inc.		17,550	904,351

		Shares	Value
LPL Financial Holdings, Inc.	†	14,836	$689,726
Medley Management, Inc., Class A	†	1,048	12,408
Moelis & Co., Class A		2,936	84,293
NorthStar Asset Management Group, Inc.		33,156	613,054
OM Asset Management plc (United Kingdom)		3,998	71,124
Oppenheimer Holdings, Inc., Class A		2,362	62,073
Piper Jaffray Cos.	*	2,965	129,393
Pzena Investment Management, Inc., Class A		1,908	21,083
Raymond James Financial, Inc.		22,885	1,363,488
RCS Capital Corp., Class A	*†	8,145	62,391
Safeguard Scientifics, Inc.	*	3,658	71,185
SEI Investments Co.		24,088	1,181,035
Stifel Financial Corp.	*	12,241	706,795
Virtu Financial, Inc., Class A	*	3,045	71,497
Virtus Investment Partners, Inc.		1,297	171,528
Waddell & Reed Financial, Inc., Class A		15,071	713,009
Walter Investment Management Corp.	*†	7,174	164,069
Westwood Holdings Group, Inc.		1,390	82,802
WisdomTree Investments, Inc.	†	18,871	414,502
ZAIS Group Holdings, Inc.	*	992	10,813

			15,160,576

Chemicals—2.5%
A. Schulman, Inc.		5,719	250,035
Albemarle Corp.		20,086	1,110,153
American Vanguard Corp.		5,182	71,512
Ashland, Inc.		12,102	1,475,234
Axalta Coating Systems Ltd.	*	17,243	570,398
Axiall Corp.		13,166	474,634
Balchem Corp.		5,542	308,800
Cabot Corp.		11,377	424,248
Calgon Carbon Corp.		10,032	194,420
Chase Corp.		1,020	40,545
Chemtura Corp.	*	12,399	351,016
Core Molding Technologies, Inc.	*	2,010	45,908
Cytec Industries, Inc.		12,771	773,029
Ferro Corp.	*	13,500	226,530
Flotek Industries, Inc.	*†	9,529	119,398
FutureFuel Corp.		3,443	44,311
H.B. Fuller Co.		8,990	365,174
Hawkins, Inc.		1,853	74,843
Huntsman Corp.		37,565	829,059
Innophos Holdings, Inc.		3,811	200,611
Innospec, Inc.		4,218	189,979
International Flavors & Fragrances, Inc.		14,439	1,578,038
Intrepid Potash, Inc.	*†	10,243	122,301
KMG Chemicals, Inc.		2,509	63,829
Koppers Holdings, Inc.		4,084	100,956
Kraton Performance Polymers, Inc.	*	6,464	154,360
Kronos Worldwide, Inc.		3,735	40,936
LSB Industries, Inc.	*	3,576	146,044
Minerals Technologies, Inc.		6,469	440,733
NewMarket Corp.		1,530	679,152
Olin Corp.		14,705	396,300
OM Group, Inc.		5,836	196,090

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
OMNOVA Solutions, Inc.	*	9,679	$72,496
Platform Specialty Products Corp.	*	21,100	539,738
PolyOne Corp.		16,368	641,135
Quaker Chemical Corp.		2,250	199,890
Rayonier Advanced Materials, Inc.		7,632	124,096
Rentech, Inc.	*	43,798	46,864
RPM International, Inc.		23,780	1,164,507
Scotts Miracle-Gro Co. (The), Class A		7,892	467,285
Senomyx, Inc.	*†	6,845	36,689
Sensient Technologies Corp.		8,381	572,757
Stepan Co.		3,691	199,720
Trecora Resources	*	3,148	47,535
Tredegar Corp.		4,146	91,668
Trinseo SA	*†	1,884	50,567
Tronox Ltd., Class A		10,343	151,318
Valhi, Inc.		5,006	28,334
Valspar Corp. (The)		14,563	1,191,545
W.R. Grace & Co.	*	13,050	1,308,915

			18,993,635

Commercial Services & Supplies—2.0%
ABM Industries, Inc.		10,618	349,014
ACCO Brands Corp.	*	19,480	151,360
ADT Corp. (The)		30,665	1,029,424
ARC Document Solutions, Inc.	*	7,490	56,999
Brady Corp., Class A		8,619	213,234
Brink’s Co. (The)		9,284	273,228
Casella Waste Systems, Inc., Class A	*	5,820	32,650
CECO Environmental Corp.		3,330	37,729
Cintas Corp.		17,119	1,448,096
Civeo Corp.		17,148	52,644
Clean Harbors, Inc.	*	10,523	565,506
Copart, Inc.	*	22,341	792,659
Covanta Holding Corp.		19,254	407,992
Deluxe Corp.		9,381	581,622
Ennis, Inc.		4,365	81,145
Essendant, Inc.		7,455	292,609
G&K Services, Inc., Class A		3,785	261,695
Healthcare Services Group, Inc.		12,994	429,452
Heritage-Crystal Clean, Inc.	*	1,400	20,580
Herman Miller, Inc.		10,455	302,463
HNI Corp.		7,967	407,512
InnerWorkings, Inc.	*	7,289	48,618
Interface, Inc.		11,468	287,273
KAR Auction Services, Inc.		26,000	972,400
Kimball International, Inc., Class B		6,806	82,761
Knoll, Inc.		8,621	215,784
Matthews International Corp., Class A		5,531	293,917
McGrath RentCorp		4,288	130,484
Mobile Mini, Inc.		8,255	347,040
MSA Safety, Inc.		5,239	254,144
Multi-Color Corp.		2,526	161,361
NL Industries, Inc.	*	412	3,053
Pitney Bowes, Inc.		36,716	764,060
Quad/Graphics, Inc.		4,337	80,278
R.R. Donnelley & Sons Co.		37,286	649,895
Rollins, Inc.		17,682	504,468
SP Plus Corp.	*	3,417	89,218

		Shares	Value
Steelcase, Inc., Class A		15,256	$288,491
Team, Inc.	*	4,053	163,133
Tetra Tech, Inc.		11,033	282,886
TRC Cos., Inc.	*	4,481	45,482
Unifirst Corp.		2,548	284,994
US Ecology, Inc.		3,710	180,751
Viad Corp.		3,417	92,635
Waste Connections, Inc.		22,112	1,041,917
West Corp.		9,011	271,231

			15,323,887

Communications Equipment—1.0%
ADTRAN, Inc.		10,673	173,436
Aerohive Networks, Inc.	*†	4,925	34,376
Alliance Fiber Optic Products, Inc.	†	1,860	34,503
Applied Optoelectronics, Inc.	*	2,449	42,515
Arista Networks, Inc.	*†	5,551	453,739
ARRIS Group, Inc.	*	24,051	735,961
Bel Fuse, Inc., Class B		1,562	32,052
Black Box Corp.		2,697	53,940
Brocade Communications Systems, Inc.		74,806	888,695
CalAmp Corp.	*†	6,551	119,621
Calix, Inc.	*	6,802	51,763
Ciena Corp.	*	20,704	490,271
Clearfield, Inc.	*†	1,835	29,195
CommScope Holding Co., Inc.	*	18,054	550,827
Comtech Telecommunications Corp.		3,106	90,229
Digi International, Inc.	*	4,346	41,504
EchoStar Corp., Class A	*	8,146	396,547
EMCORE Corp.	*	6,509	39,184
Extreme Networks, Inc.	*	15,723	42,295
Finisar Corp.	*	19,473	347,982
Harmonic, Inc.	*	13,859	94,657
Infinera Corp.	*	22,813	478,617
InterDigital, Inc.		6,856	390,038
Ixia	*	9,680	120,419
JDS Uniphase Corp.	*	41,984	486,175
KVH Industries, Inc.	*	3,755	50,505
Mitel Networks Corp. (Canada)	*	—	1
NETGEAR, Inc.	*	6,435	193,179
Novatel Wireless, Inc.	*	9,873	32,087
Oclaro, Inc.	*†	15,068	34,054
Plantronics, Inc.		7,045	396,704
Polycom, Inc.	*	26,249	300,288
Ruckus Wireless, Inc.	*	13,194	136,426
ShoreTel, Inc.	*	9,728	65,956
Sonus Networks, Inc.	*	8,541	59,104
Ubiquiti Networks, Inc.	†	5,050	161,171
ViaSat, Inc.	*	7,422	447,250

			8,095,266

Construction & Engineering—0.9%
AECOM	*	27,133	897,560
Aegion Corp.	*	6,676	126,443
Ameresco, Inc., Class A	*	5,077	38,839
Argan, Inc.		2,317	93,445
Chicago Bridge & Iron Co. NV (Netherlands)	†	17,519	876,651
Comfort Systems USA, Inc.		6,272	143,942
Dycom Industries, Inc.	*	6,525	383,996
EMCOR Group, Inc.		11,257	537,747
Furmanite Corp.	*	7,017	56,978

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Granite Construction, Inc.		6,783	$240,864
Great Lakes Dredge & Dock Corp.	*	9,800	58,408
HC2 Holdings, Inc.	*	5,163	46,209
Jacobs Engineering Group, Inc.	*	21,453	871,421
KBR, Inc.		25,853	503,616
MasTec, Inc.	*	12,504	248,455
MYR Group, Inc.	*	3,380	104,645
Northwest Pipe Co.	*	1,416	28,844
NV5 Holdings, Inc.	*	1,341	32,533
Orion Marine Group, Inc.	*	6,042	43,623
Primoris Services Corp.		6,986	138,323
Quanta Services, Inc.	*	36,666	1,056,714
Tutor Perini Corp.	*	6,412	138,371

			6,667,627

Construction Materials—0.4%
Eagle Materials, Inc.		9,338	712,770
Headwaters, Inc.	*	14,286	260,291
Martin Marietta Materials, Inc.		11,936	1,689,063
Summit Materials, Inc., Class A	*	4,092	104,346
United States Lime & Minerals, Inc.		481	27,956
US Concrete, Inc.	*	3,190	120,869

			2,915,295

Consumer Finance—0.4%
Cash America International, Inc.		5,250	137,498
Credit Acceptance Corp.	*	1,484	365,331
Encore Capital Group, Inc.	*†	4,850	207,289
Enova International, Inc.	*	4,803	89,720
Ezcorp, Inc., Class A	*	8,825	65,570
First Cash Financial Services, Inc.	*	5,377	245,137
Green Dot Corp., Class A	*	7,869	150,455
JG Wentworth Co., Class A	*	1,635	15,042
Nelnet, Inc., Class A		3,802	164,665
PRA Group, Inc.	*†	8,672	540,352
Regional Management Corp.	*	1,193	21,307
SLM Corp.	*	78,831	778,062
Springleaf Holdings, Inc.	*	8,856	406,579
World Acceptance Corp.	*†	1,607	98,847

			3,285,854

Containers & Packaging—1.8%
AEP Industries, Inc.	*	838	46,258
AptarGroup, Inc.		11,235	716,456
Avery Dennison Corp.		16,301	993,383
Ball Corp.		24,622	1,727,233
Bemis Co., Inc.		17,427	784,389
Berry Plastics Group, Inc.	*	20,733	671,749
Crown Holdings, Inc.	*	24,835	1,314,020
Graphic Packaging Holding Co.		58,763	818,569
Greif, Inc., Class A		5,997	214,993
Myers Industries, Inc.		4,506	85,614
Owens-Illinois, Inc.	*	29,854	684,851
Packaging Corp. of America		17,482	1,092,450
Rock-Tenn Co., Class A	†	25,177	1,515,655
Sealed Air Corp.		37,601	1,931,939
Silgan Holdings, Inc.		7,295	384,884
Sonoco Products Co.		18,040	773,194

			13,755,637

		Shares	Value
Distributors—0.3%
Core-Mark Holding Co., Inc.		4,042	$239,489
Fenix Parts, Inc.	*	3,617	36,242
LKQ Corp.	*	54,301	1,642,334
Pool Corp.		8,140	571,265
VOXX International Corp.	*	2,945	24,385
Weyco Group, Inc.		1,031	30,744

			2,544,459

Diversified Consumer Services—0.8%
2U, Inc.	*	4,002	128,824
American Public Education, Inc.	*	3,033	78,009
Apollo Education Group, Inc.	*	17,439	224,614
Ascent Capital Group, Inc., Class A	*	2,543	108,688
Bridgepoint Education, Inc.	*	3,328	31,816
Bright Horizons Family Solutions, Inc.	*	6,507	376,105
Cambium Learning Group, Inc.	*	3,401	14,522
Capella Education Co.		2,073	111,258
Career Education Corp.	*	11,632	38,386
Carriage Services, Inc.		2,616	62,470
Chegg, Inc.	*†	12,109	94,935
Collectors Universe, Inc.		1,150	22,931
DeVry Education Group, Inc.		11,393	341,562
Graham Holdings Co., Class B		627	674,056
Grand Canyon Education, Inc.	*	8,434	357,602
Houghton Mifflin Harcourt Co.	*	23,971	604,069
K12, Inc.	*	7,228	91,434
Liberty Tax, Inc.		737	18,241
LifeLock, Inc.	*†	16,527	271,043
Regis Corp.	*	8,692	136,986
Service Corp. International		36,870	1,085,084
ServiceMaster Global Holdings, Inc.	*	17,264	624,439
Sotheby’s		11,048	499,811
Steiner Leisure Ltd. (Bahamas)	*	2,781	149,562
Strayer Education, Inc.	*	1,807	77,882
Universal Technical Institute, Inc.		4,524	38,906
Weight Watchers International, Inc.	*†	5,074	24,609

			6,287,844

Diversified Financial Services—0.6%
CBOE Holdings, Inc.		14,968	856,469
FNFV Group	*	14,486	222,795
GAIN Capital Holdings, Inc.		3,841	36,720
MarketAxess Holdings, Inc.		6,726	623,971
Marlin Business Services Corp.		1,306	22,045
MSCI, Inc.		20,142	1,239,740
NASDAQ OMX Group, Inc. (The)		20,709	1,010,806
NewStar Financial, Inc.	*†	5,723	62,953
On Deck Capital, Inc.	*†	2,030	23,508
PHH Corp.	*	8,601	223,884
PICO Holdings, Inc.	*	3,754	55,259
Resource America, Inc., Class A		3,696	31,083
Tiptree Financial, Inc., Class A		1,283	9,302

			4,418,535

Diversified Telecommunication Services—0.5%
8x8, Inc.	*	17,637	158,028
Atlantic Tele-Network, Inc.		1,558	107,627
Cincinnati Bell, Inc.	*	38,778	148,132
Cogent Communications Holdings, Inc.		8,853	299,586

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Consolidated Communications Holdings, Inc.		8,837	$185,665
FairPoint Communications, Inc.	*†	4,904	89,351
Frontier Communications Corp.	†	183,753	909,577
General Communication, Inc., Class A	*	6,831	116,195
Globalstar, Inc.	*†	81,721	172,431
Hawaiian Telcom Holdco, Inc.	*	1,637	42,726
IDT Corp., Class B		4,372	79,046
inContact, Inc.	*	12,760	125,941
Inteliquent, Inc.		6,478	119,195
Intelsat SA (Luxembourg)	*†	4,106	40,732
Iridium Communications, Inc.	*†	14,059	127,796
Lumos Networks Corp.		2,601	38,469
ORBCOMM, Inc.	*	13,699	92,468
Pacific DataVision, Inc.	*	2,080	87,630
Premiere Global Services, Inc.	*	8,185	84,224
Straight Path Communications, Inc., Class B	*	1,498	49,119
Vonage Holdings Corp.	*	35,182	172,744
Windstream Holdings, Inc.	†	17,774	113,398
Zayo Group Holdings, Inc.	*	24,161	621,421

			3,981,501

Electric Utilities—1.3%
ALLETE, Inc.		9,060	420,293
Cleco Corp.		11,079	596,604
El Paso Electric Co.		7,508	260,227
Empire District Electric Co. (The)		7,796	169,953
Genie Energy Ltd., Class B	*	3,281	34,352
Great Plains Energy, Inc.		27,842	672,663
Hawaiian Electric Industries, Inc.		19,939	592,786
IDACORP, Inc.		9,447	530,355
ITC Holdings Corp.		27,753	893,092
MGE Energy, Inc.		6,204	240,281
OGE Energy Corp.		36,533	1,043,748
Otter Tail Corp.		6,778	180,295
Pepco Holdings, Inc.		46,052	1,240,641
Pinnacle West Capital Corp.		20,236	1,151,226
PNM Resources, Inc.		14,199	349,295
Portland General Electric Co.		13,802	457,674
Spark Energy, Inc., Class A	†	491	7,738
UIL Holdings Corp.		10,625	486,838
Unitil Corp.		2,617	86,413
Westar Energy, Inc.		23,749	812,691

			10,227,165

Electrical Equipment—1.0%
Acuity Brands, Inc.		7,747	1,394,305
Allied Motion Technologies, Inc.		1,634	36,700
AZZ, Inc.		4,607	238,643
Babcock & Wilcox Co. (The)		19,158	628,382
Encore Wire Corp.		4,068	180,172
EnerSys		8,123	570,966
Enphase Energy, Inc.	*†	4,304	32,754
Franklin Electric Co., Inc.		8,722	281,982
FuelCell Energy, Inc.	*†	38,419	37,532
Generac Holdings, Inc.	*†	12,171	483,797
General Cable Corp.		9,667	190,730
GrafTech International Ltd.	*	22,518	111,689
Hubbell, Inc., Class B		10,351	1,120,806

		Shares	Value
LSI Industries, Inc.		3,003	$28,048
Plug Power, Inc.	*†	33,712	82,594
Polypore International, Inc.	*	8,422	504,309
Powell Industries, Inc.		1,563	54,971
Power Solutions International, Inc.	*†	752	40,623
PowerSecure International, Inc.	*	4,744	70,022
Preformed Line Products Co.		638	24,065
Regal Beloit Corp.		8,020	582,172
SolarCity Corp.	*†	10,266	549,744
Thermon Group Holdings, Inc.	*	5,589	134,527
Vicor Corp.	*	3,481	42,433

			7,421,966

Electronic Equipment, Instruments & Components—2.4%
Agilysys, Inc.	*	1,636	15,018
Anixter International, Inc.	*	4,900	319,235
Arrow Electronics, Inc.	*	17,152	957,082
Avnet, Inc.		24,293	998,685
AVX Corp.		9,165	123,361
Badger Meter, Inc.		2,704	171,677
Belden, Inc.		7,845	637,249
Benchmark Electronics, Inc.	*	10,071	219,346
CDW Corp.		22,748	779,801
Checkpoint Systems, Inc.		8,101	82,468
Cognex Corp.		15,572	749,013
Coherent, Inc.	*	4,645	294,865
Control4 Corp.	*†	1,373	12,206
CTS Corp.		6,621	127,587
Daktronics, Inc.		7,523	89,223
Dolby Laboratories, Inc., Class A		8,260	327,757
DTS, Inc.	*	3,053	93,086
Electro Rent Corp.		4,267	46,340
Fabrinet (Thailand)	*	6,113	114,496
FARO Technologies, Inc.	*	3,399	158,733
FEI Co.		7,441	617,082
FLIR Systems, Inc.		25,625	789,763
GSI Group, Inc.	*	5,025	75,526
II-VI, Inc.	*	8,787	166,777
Ingram Micro, Inc., Class A	*	28,955	724,744
Insight Enterprises, Inc.	*	7,260	217,147
InvenSense Inc.	*†	12,565	189,732
IPG Photonics Corp.	*	6,135	522,549
Itron, Inc.	*	7,053	242,905
Jabil Circuit, Inc.		34,705	738,869
Keysight Technologies, Inc.	*	28,881	900,798
Kimball Electronics, Inc.	*	5,104	74,467
Knowles Corp.	*†	16,111	291,609
Littelfuse, Inc.		4,198	398,348
Mercury Systems, Inc.	*	6,981	102,202
Mesa Laboratories, Inc.	†	539	47,917
Methode Electronics, Inc.		7,276	199,726
MTS Systems Corp.		2,725	187,889
Multi-Fineline Electronix, Inc.	*	1,120	24,483
National Instruments Corp.		19,808	583,544
Newport Corp.	*	6,603	125,193
OSI Systems, Inc.	*	3,445	243,872
Park Electrochemical Corp.		3,495	66,964
PC Connection, Inc.		1,452	35,922
Plexus Corp.	*	5,929	260,165
RealD, Inc.	*	6,791	83,733
Rofin-Sinar Technologies, Inc.	*	4,789	132,176
Rogers Corp.	*	3,354	221,834
Sanmina Corp.	*	14,516	292,643

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
ScanSource, Inc.	*	5,403	$205,638
SYNNEX Corp.		5,376	393,469
Tech Data Corp.	*	6,588	379,205
Trimble Navigation Ltd.	*	46,393	1,088,380
TTM Technologies, Inc.	*	10,328	103,177
Universal Display Corp.	*	7,224	373,698
Vishay Intertechnology, Inc.		23,277	271,875
Vishay Precision Group, Inc.	*	2,712	40,843
Zebra Technologies Corp., Class A	*	9,309	1,033,764

			18,765,856

Energy Equipment & Services—1.6%
Atwood Oceanics, Inc.	†	12,095	319,792
Basic Energy Services, Inc.	*†	5,491	41,457
Bristow Group, Inc.	†	6,407	341,493
C&J Energy Services Ltd.	*	8,503	112,240
CARBO Ceramics, Inc.	†	3,679	153,157
Diamond Offshore Drilling, Inc.		10,283	265,404
Dresser-Rand Group, Inc.	*	14,038	1,195,757
Dril-Quip, Inc.	*	7,215	542,929
Ensco plc, Class A (United Kingdom)		39,959	889,887
Era Group, Inc.	*	3,470	71,066
Exterran Holdings, Inc.		12,176	397,546
FMSA Holdings, Inc.	*†	10,656	87,273
Forum Energy Technologies, Inc.	*	11,420	231,598
Frank’s International NV (Netherlands)		6,714	126,492
Geospace Technologies Corp.	*	2,532	58,363
Gulfmark Offshore, Inc., Class A	†	5,207	60,401
Helix Energy Solutions Group, Inc.	*	18,113	228,767
Hornbeck Offshore Services, Inc.	*†	6,789	139,378
Independence Contract Drilling, Inc.	*†	1,688	14,972
ION Geophysical Corp.	*	22,870	24,471
Key Energy Services, Inc.	*	24,102	43,384
Matrix Service Co.	*	4,454	81,419
McDermott International, Inc.	*†	45,471	242,815
Nabors Industries Ltd. (Bermuda)		58,381	842,438
Natural Gas Services Group, Inc.	*	2,483	56,662
Newpark Resources, Inc.	*	16,681	135,616
Noble Corp. plc (United Kingdom)		40,517	623,557
Nordic American Offshore Ltd. (Norway)	†	2,988	24,322
North Atlantic Drilling Ltd. (Norway)	†	13,466	16,024
Oceaneering International, Inc.		18,192	847,565
Oil States International, Inc.	*	8,574	319,210
Parker Drilling Co.	*	23,214	77,070
Patterson-UTI Energy, Inc.		26,449	497,638
PHI, Inc.	*	2,638	79,193
Pioneer Energy Services Corp.	*	11,528	73,087
RigNet, Inc.	*	2,457	75,110
Rowan Cos. plc, Class A		23,237	490,533
RPC, Inc.	†	12,219	168,989
SEACOR Holdings, Inc.	*	3,635	257,867
Seadrill Ltd. (Bermuda)		62,894	650,324
Seventy Seven Energy, Inc.	*	9,000	38,610
Superior Energy Services, Inc.		26,989	567,848
Tesco Corp.		7,240	78,916

		Shares	Value
TETRA Technologies, Inc.	*	13,207	$84,261
Tidewater, Inc.	†	8,857	201,320
Unit Corp.	*	9,048	245,382
US Silica Holdings, Inc.	†	10,120	297,123

			12,418,726

Food & Staples Retailing—0.7%
Andersons, Inc. (The)		5,380	209,820
Casey’s General Stores, Inc.		7,206	689,902
Chefs’ Warehouse, Inc. (The)	*	3,665	77,845
Diplomat Pharmacy, Inc.	*	6,150	275,212
Fairway Group Holdings Corp.	*†	2,487	8,854
Fresh Market, Inc. (The)	*†	7,516	241,564
Ingles Markets, Inc., Class A		1,996	95,349
Natural Grocers by Vitamin Cottage, Inc.	*	1,404	34,566
PriceSmart, Inc.		3,187	290,782
Rite Aid Corp.	*	176,414	1,473,057
Smart & Final Stores, Inc.	*	2,219	39,654
SpartanNash Co.		7,304	237,672
Sprouts Farmers Market, Inc.	*	26,281	709,061
SUPERVALU, Inc.	*	45,485	367,974
United Natural Foods, Inc.	*	8,967	571,019
Village Super Market, Inc., Class A		1,280	40,563
Weis Markets, Inc.		2,120	89,358

			5,452,252

Food Products—1.4%
Alico, Inc.		494	22,408
Arcadia Biosciences, Inc.	*	2,130	13,568
B&G Foods, Inc.		11,037	314,886
Boulder Brands, Inc.	*	11,006	76,382
Calavo Growers, Inc.		2,921	151,688
Cal-Maine Foods, Inc.	†	5,508	287,518
Darling Ingredients, Inc.	*	30,976	454,108
Dean Foods Co.		17,835	288,392
Diamond Foods, Inc.	*	4,466	140,143
Farmer Bros. Co.	*	930	21,855
Flowers Foods, Inc.		32,116	679,253
Fresh Del Monte Produce, Inc.		6,328	244,640
Freshpet, Inc.	*†	1,976	36,754
Hain Celestial Group, Inc. (The)	*	18,606	1,225,391
Ingredion, Inc.		12,783	1,020,211
Inventure Foods, Inc.	*	3,145	31,922
J&J Snack Foods Corp.		2,596	287,299
John B. Sanfilippo & Son, Inc.		1,899	98,558
Lancaster Colony Corp.		3,173	288,267
Landec Corp.	*	4,989	71,991
Lifeway Foods, Inc.	*	778	14,930
Limoneira Co.	†	1,586	35,257
Omega Protein Corp.	*	4,824	66,330
Pilgrim’s Pride Corp.	†	11,285	259,216
Pinnacle Foods, Inc.		19,912	906,792
Post Holdings, Inc.	*	9,802	528,622
Sanderson Farms, Inc.	†	3,975	298,761
Seaboard Corp.	*†	51	183,549
Seneca Foods Corp., Class A	*	1,290	35,823
Snyder’s-Lance, Inc.		8,591	277,232
Tootsie Roll Industries, Inc.	†	3,554	114,830
TreeHouse Foods, Inc.	*	7,463	604,727
WhiteWave Foods Co. (The)	*	31,263	1,528,135

			10,609,438

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Gas Utilities—1.0%
AGL Resources, Inc.		21,903	$1,019,804
Atmos Energy Corp.		18,427	944,937
Chesapeake Utilities Corp.		2,728	146,903
Laclede Group, Inc. (The)		7,541	392,584
National Fuel Gas Co.		15,081	888,120
New Jersey Resources Corp.		14,976	412,589
Northwest Natural Gas Co.		4,674	197,149
ONE Gas, Inc.		9,073	386,147
Piedmont Natural Gas Co., Inc.		13,757	485,760
Questar Corp.		31,677	662,366
South Jersey Industries, Inc.		12,124	299,826
Southwest Gas Corp.		8,465	450,423
UGI Corp.		30,794	1,060,853
WGL Holdings, Inc.		8,938	485,244

			7,832,705

Health Care Equipment & Supplies—3.1%
Abaxis, Inc.		4,420	227,542
ABIOMED, Inc.	*	7,470	491,003
Accuray, Inc.	*†	15,070	101,572
Alere, Inc.	*	15,402	812,455
Align Technology, Inc.	*	14,450	906,159
Analogic Corp.		2,120	167,268
AngioDynamics, Inc.	*	5,314	87,150
Anika Therapeutics, Inc.	*	2,511	82,938
Antares Pharma, Inc.	*†	19,090	39,707
AtriCure, Inc.	*	5,136	126,551
Atrion Corp.		291	114,162
Cantel Medical Corp.		6,207	333,130
Cardiovascular Systems, Inc.	*	4,717	124,765
Cerus Corp.	*†	16,123	83,678
CONMED Corp.		5,207	303,412
Cooper Cos., Inc. (The)		8,619	1,533,923
Corindus Vascular Robotics, Inc.	*	5,896	20,695
CryoLife, Inc.		3,944	44,488
Cutera, Inc.	*	3,793	58,716
Cyberonics, Inc.	*	4,848	288,262
Cynosure, Inc., Class A	*	4,027	155,362
DENTSPLY International, Inc.		24,141	1,244,469
DexCom, Inc.	*	14,052	1,123,879
Endologix, Inc.	*	11,389	174,707
Entellus Medical, Inc.	*†	920	23,800
Exactech, Inc.	*	1,480	30,828
GenMark Diagnostics, Inc.	*†	7,868	71,284
Globus Medical, Inc., Class A	*	11,537	296,155
Greatbatch, Inc.	*	4,185	225,655
Haemonetics Corp.	*	9,672	400,034
Halyard Health, Inc.	*	7,452	301,806
HeartWare International, Inc.	*	3,325	241,694
Hill-Rom Holdings, Inc.		10,313	560,305
Hologic, Inc.	*	43,971	1,673,536
ICU Medical, Inc.	*	2,585	247,281
IDEXX Laboratories, Inc.	*	16,739	1,073,639
Inogen, Inc.	*	2,611	116,451
Insulet Corp.	*	10,118	313,506
Integra LifeSciences Holdings Corp.	*	4,760	320,681
Invacare Corp.		6,320	136,702
InVivo Therapeutics Holdings Corp.	*	4,253	68,686
iRadimed Corp.	*	736	17,127
K2M Group Holdings, Inc.	*	1,500	36,030

		Shares	Value
LDR Holding Corp.	*	3,996	$172,827
LeMaitre Vascular, Inc.		3,113	37,543
Masimo Corp.	*	8,258	319,915
Meridian Bioscience, Inc.		7,174	133,723
Merit Medical Systems, Inc.	*	7,183	154,722
Natus Medical, Inc.	*	6,191	263,489
Neogen Corp.	*	6,836	324,300
Nevro Corp.	*	2,561	137,654
NuVasive, Inc.	*	8,592	407,089
NxStage Medical, Inc.	*	11,835	169,063
OraSure Technologies, Inc.	*	8,723	47,017
Orthofix International NV (Curacao)	*	3,796	125,724
Oxford Immunotec Global plc (United Kingdom)	*	4,716	65,317
Quidel Corp.	*	5,467	125,468
ResMed, Inc.	†	25,166	1,418,607
Rockwell Medical, Inc.	*†	8,627	139,067
RTI Surgical, Inc.	*	13,504	87,236
Second Sight Medical Products, Inc.	*†	703	9,568
Sientra, Inc.	*	1,004	25,331
Sirona Dental Systems, Inc.	*	9,968	1,000,987
Spectranetics Corp. (The)	*†	7,119	163,808
STAAR Surgical Co.	*†	7,139	68,963
STERIS Corp.	†	10,682	688,348
SurModics, Inc.	*	3,217	75,342
Tandem Diabetes Care, Inc.	*	1,542	16,715
Teleflex, Inc.		7,496	1,015,333
Thoratec Corp.	*	9,731	433,711
Tornier NV (Netherlands)	*	6,135	153,314
TransEnterix, Inc.	*	4,614	13,842
Unilife Corp.	*†	22,514	48,405
Utah Medical Products, Inc.		525	31,306
Vascular Solutions, Inc.	*	2,721	94,473
Veracyte, Inc.	*†	845	9,413
West Pharmaceutical Services, Inc.		13,084	759,919
Wright Medical Group, Inc.	*	8,782	230,615
Zeltiq Aesthetics, Inc.	*	4,981	146,790

			23,916,137

Health Care Providers & Services—2.9%
AAC Holdings, Inc.	*†	1,004	43,734
Acadia Healthcare Co., Inc.	*	9,112	713,743
Aceto Corp.		4,950	121,918
Addus HomeCare Corp.	*	874	24,350
Adeptus Health, Inc., Class A	*	923	87,676
Air Methods Corp.	*	7,403	306,040
Alliance HealthCare Services, Inc.	*	806	15,064
Almost Family, Inc.	*	1,537	61,342
Amedisys, Inc.	*	5,275	209,576
AMN Healthcare Services, Inc.	*	9,117	288,006
Amsurg Corp.	*	8,548	597,933
Bio-Reference Laboratories, Inc.	*	4,688	193,380
BioScrip, Inc.	*†	14,738	53,499
BioTelemetry, Inc.	*	4,248	40,059
Brookdale Senior Living, Inc.	*	32,640	1,132,608
Capital Senior Living Corp.	*	5,534	135,583
Centene Corp.	*	21,140	1,699,656
Chemed Corp.		3,102	406,672
Civitas Solutions, Inc.	*	2,042	43,556
Community Health Systems, Inc.	*	21,399	1,347,495
Corvel Corp.	*	2,370	75,887
Cross Country Healthcare, Inc.	*	4,565	57,884

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Ensign Group, Inc. (The)		4,445	$226,962
Envision Healthcare Holdings, Inc.	*	32,009	1,263,715
ExamWorks Group, Inc.	*	7,022	274,560
Five Star Quality Care, Inc.	*	9,106	43,709
Genesis Healthcare, Inc.	*	4,230	27,918
Hanger, Inc.	*	6,290	147,438
Health Net, Inc.	*	13,802	884,984
HealthEquity, Inc.	*	5,980	191,659
HealthSouth Corp.		15,894	732,078
Healthways, Inc.	*	5,769	69,113
IPC Healthcare, Inc.	*	3,142	174,035
Kindred Healthcare, Inc.		15,596	316,443
Landauer, Inc.		1,882	67,074
LHC Group, Inc.	*	2,770	105,953
LifePoint Health, Inc.	*	8,108	704,991
Magellan Health, Inc.	*	4,963	347,757
MEDNAX, Inc.	*	16,689	1,236,822
Molina Healthcare, Inc.	*	6,173	433,962
National HealthCare Corp.		1,812	117,762
National Research Corp., Class A		1,929	27,411
Nobilis Health Corp.	*	8,378	56,970
Omnicare, Inc.		17,326	1,632,976
Owens & Minor, Inc.		11,945	406,130
Patterson Cos., Inc.		15,531	755,583
PharMerica Corp.	*	5,445	181,319
Premier, Inc., Class A	*	6,572	252,759
Providence Service Corp. (The)	*	2,069	91,615
RadNet, Inc.	*	5,263	35,209
Select Medical Holdings Corp.		18,164	294,257
Surgical Care Affiliates, Inc.	*	3,635	139,511
Team Health Holdings, Inc.	*	12,689	828,972
Tenet Healthcare Corp.	*	18,004	1,042,072
Triple-S Management Corp., Class B (Puerto Rico)	*	4,524	116,086
Trupanion, Inc.	*†	1,368	11,272
U.S. Physical Therapy, Inc.		2,234	122,334
Universal American Corp.	*	7,130	72,156
VCA, Inc.	*	14,695	799,481
WellCare Health Plans, Inc.	*	7,874	667,951

			22,556,660

Health Care Technology—0.5%
Allscripts Healthcare Solutions, Inc.	*	32,180	440,222
athenahealth, Inc.	*†	7,053	808,133
Castlight Health, Inc., Class B	*†	2,084	16,964
Computer Programs & Systems, Inc.	†	2,114	112,930
Connecture, Inc.	*	1,160	12,250
HealthStream, Inc.	*	3,356	102,090
HMS Holdings Corp.	*	15,079	258,907
Imprivata, Inc.	*	973	15,918
Inovalon Holdings, Inc., Class A	*	4,490	125,271
MedAssets, Inc.	*	11,090	244,645
Medidata Solutions, Inc.	*	10,151	551,402
Merge Healthcare, Inc.	*	17,338	83,222
Omnicell, Inc.	*	6,227	234,820
Press Ganey Holdings, Inc.	*	1,639	46,990
Quality Systems, Inc.	†	8,711	144,341
Veeva Systems, Inc., Class A	*†	12,113	339,527

		Shares	Value
Vocera Communications, Inc.	*	3,339	$38,232

			3,575,864

Hotels, Restaurants & Leisure—2.3%
Aramark		33,166	1,027,151
Belmond Ltd., Class A (Bermuda)	*	18,365	229,379
Biglari Holdings, Inc.	*	354	146,467
BJ’s Restaurants, Inc.	*	3,615	175,147
Bloomin’ Brands, Inc.		21,197	452,556
Bob Evans Farms, Inc.		4,353	222,221
Bojangles’, Inc.	*	2,172	51,824
Boyd Gaming Corp.	*	13,345	199,508
Bravo Brio Restaurant Group, Inc.	*	3,101	42,018
Brinker International, Inc.		10,935	630,403
Buffalo Wild Wings, Inc.	*	3,402	533,059
Caesars Acquisition Co., Class A	*	7,358	50,623
Caesars Entertainment Corp.	*†	8,076	49,425
Carrols Restaurant Group, Inc.	*	5,985	62,244
Cheesecake Factory, Inc. (The)		9,090	495,723
Choice Hotels International, Inc.		6,118	331,901
Churchill Downs, Inc.		2,351	293,992
Chuy’s Holdings, Inc.	*†	3,373	90,363
ClubCorp Holdings, Inc.		7,381	176,258
Cracker Barrel Old Country Store, Inc.	†	3,443	513,558
Dave & Buster’s Entertainment, Inc.	*	3,767	135,951
Del Frisco’s Restaurant Group, Inc.	*	3,974	74,036
Denny’s Corp.	*	15,003	174,185
Diamond Resorts International, Inc.	*	7,268	229,305
DineEquity, Inc.		2,860	283,397
Domino’s Pizza, Inc.		9,861	1,118,237
Dunkin’ Brands Group, Inc.	†	17,222	947,210
El Pollo Loco Holdings, Inc.	*†	1,346	27,876
Eldorado Resorts, Inc.	*	7,389	57,782
Empire Resorts, Inc.	*†	2,600	13,234
Extended Stay America, Inc.		9,562	179,479
Fiesta Restaurant Group, Inc.	*	4,707	235,350
Habit Restaurants, Inc. (The), Class A	*†	949	29,694
International Game Technology plc (United Kingdom)	*	15,076	267,750
International Speedway Corp., Class A		5,069	185,880
Interval Leisure Group, Inc.		6,806	155,517
Intrawest Resorts Holdings, Inc.	*	3,352	38,950
Isle of Capri Casinos, Inc.	*	5,204	94,453
Jack in the Box, Inc.		6,693	590,055
Jamba, Inc.	*†	3,273	50,699
Kona Grill, Inc.	*	2,212	42,935
Krispy Kreme Doughnuts, Inc.	*	12,266	236,243
La Quinta Holdings, Inc.	*	15,875	362,744
Marcus Corp. (The)		4,188	80,326
Marriott Vacations Worldwide Corp.		4,646	426,270
Monarch Casino & Resort, Inc.	*	2,050	42,148
Morgans Hotel Group Co.	*	5,643	38,034
Noodles & Co.	*†	1,842	26,893
Panera Bread Co., Class A	*	4,426	773,532
Papa John’s International, Inc.		5,552	419,787
Papa Murphy’s Holdings, Inc.	*†	956	19,808
Penn National Gaming, Inc.	*	13,618	249,890
Pinnacle Entertainment, Inc.	*	10,729	399,977

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Popeyes Louisiana Kitchen, Inc.	*	4,381	$262,816
Potbelly Corp.	*†	2,452	30,037
Red Robin Gourmet Burgers, Inc.	*	2,741	235,233
Ruby Tuesday, Inc.	*	11,736	73,585
Ruth’s Hospitality Group, Inc.		8,073	130,137
Scientific Games Corp., Class A	*†	8,925	138,694
SeaWorld Entertainment, Inc.		13,202	243,445
Shake Shack, Inc., Class A	*†	1,010	60,873
Six Flags Entertainment Corp.		12,878	577,578
Sonic Corp.		10,276	295,949
Speedway Motorsports, Inc.		1,680	38,052
Texas Roadhouse, Inc.		12,358	462,560
Vail Resorts, Inc.		6,753	737,428
Wendy’s Co. (The)		48,753	549,934
Zoe’s Kitchen, Inc.	*†	3,187	130,476

			17,748,244

Household Durables—2.3%
Bassett Furniture Industries, Inc.		1,723	48,950
Beazer Homes USA, Inc.	*	4,831	96,378
Cavco Industries, Inc.	*	1,545	116,555
Century Communities, Inc.	*	2,504	50,406
CSS Industries, Inc.		1,584	47,916
D.R. Horton, Inc.		58,534	1,601,490
Ethan Allen Interiors, Inc.		4,278	112,683
Flexsteel Industries, Inc.		839	36,153
GoPro, Inc., Class A	*	15,187	800,659
Green Brick Partners, Inc.	*	3,764	41,216
Harman International Industries, Inc.		12,451	1,480,922
Helen of Troy Ltd. (Bermuda)	*	5,166	503,633
Hooker Furniture Corp.		1,732	43,491
Hovnanian Enterprises, Inc., Class A	*†	21,157	56,278
Installed Building Products, Inc.	*	3,344	81,861
iRobot Corp.	*†	5,589	178,177
Jarden Corp.	*	34,373	1,778,803
KB Home		16,450	273,070
La-Z-Boy, Inc.		9,601	252,890
Leggett & Platt, Inc.		24,611	1,198,063
Lennar Corp., Class A		31,143	1,589,539
Lennar Corp., Class B		1,554	67,008
LGI Homes, Inc.	*†	3,906	77,261
Libbey, Inc.		3,551	146,763
Lifetime Brands, Inc.		1,617	23,883
M/I Homes, Inc.	*	4,003	98,754
MDC Holdings, Inc.		6,738	201,938
Meritage Homes Corp.	*	6,808	320,589
NACCO Industries, Inc., Class A		829	50,370
New Home Co., Inc. (The)	*†	1,400	24,122
NVR, Inc.	*	728	975,520
PulteGroup, Inc.		62,947	1,268,382
Ryland Group, Inc. (The)		8,217	381,022
Skullcandy, Inc.	*	3,066	23,516
Standard Pacific Corp.	*	24,042	214,214
Taylor Morrison Home Corp., Class A	*	6,556	133,480
Tempur Sealy International, Inc.	*	10,908	718,837
Toll Brothers, Inc.	*	31,423	1,200,044
TRI Pointe Homes, Inc.	*	26,209	400,998
Tupperware Brands Corp.		9,106	587,701
Universal Electronics, Inc.	*	3,125	155,750

		Shares	Value
WCI Communities, Inc.	*	1,561	$38,073
William Lyon Homes, Class A	*	3,916	100,524
ZAGG, Inc.	*	4,728	37,446

			17,635,328

Household Products—0.3%
Central Garden & Pet Co., Class A	*	6,906	78,798
Energizer Holdings, Inc.		11,100	1,460,205
HRG Group, Inc.	*	13,829	179,777
Oil-Dri Corp of America		764	23,210
Orchids Paper Products Co.		1,092	26,284
Spectrum Brands Holdings, Inc.		4,299	438,455
WD-40 Co.		2,756	240,213

			2,446,942

Independent Power and Renewable Electricity Producers—0.3%
Abengoa Yield plc (Spain)	†	8,416	263,589
Atlantic Power Corp.		20,459	63,014
Dynegy, Inc.	*	22,711	664,297
NRG Yield, Inc., Class A	†	4,649	102,231
NRG Yield, Inc., Class C	†	4,649	101,767
Ormat Technologies, Inc.		5,845	220,239
Pattern Energy Group, Inc.	†	9,048	256,782
Talen Energy Corp.	*	13,362	229,292
TerraForm Power, Inc., Class A	*	8,743	332,059
Vivint Solar, Inc.	*†	3,399	41,366

			2,274,636

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		11,765	1,177,912
Raven Industries, Inc.		6,841	139,077

			1,316,989

Insurance—4.1%
Alleghany Corp.	*	2,867	1,343,935
Allied World Assurance Co. Holdings AG (Switzerland)		17,106	739,321
Ambac Financial Group, Inc.	*	7,905	131,539
American Equity Investment Life Holding Co.		13,226	356,837
American Financial Group, Inc.		12,355	803,569
American National Insurance Co.		1,400	143,248
AMERISAFE, Inc.		3,489	164,192
AmTrust Financial Services, Inc.	†	6,663	436,493
Arch Capital Group Ltd. (Bermuda)	*	22,181	1,485,240
Argo Group International Holdings Ltd. (Bermuda)		5,217	290,587
Arthur J. Gallagher & Co.		30,521	1,443,643
Aspen Insurance Holdings Ltd. (Bermuda)		11,332	542,803
Assurant, Inc.		12,390	830,130
Assured Guaranty Ltd. (Bermuda)		27,045	648,810
Atlas Financial Holdings, Inc.	*	1,852	36,725
Axis Capital Holdings Ltd. (Bermuda)		18,043	962,955
Baldwin & Lyons, Inc., Class B		1,792	41,252
Brown & Brown, Inc.		20,755	682,009
Citizens, Inc.	*†	8,606	64,201
CNO Financial Group, Inc.		35,341	648,507
Crawford & Co., Class B		3,721	31,368
Donegal Group, Inc., Class A		1,264	19,251

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
eHealth, Inc.	*	3,302	$41,902
EMC Insurance Group, Inc.		1,562	39,147
Employers Holdings, Inc.		5,724	130,393
Endurance Specialty Holdings Ltd. (Bermuda)		8,398	551,749
Enstar Group Ltd. (Bermuda)	*	1,557	241,257
Erie Indemnity Co., Class A		4,544	372,926
Everest Re Group Ltd. (Bermuda)		7,969	1,450,438
FBL Financial Group, Inc., Class A		1,560	90,043
Federated National Holding Co.		2,947	71,317
Fidelity & Guaranty Life		2,136	50,474
First American Financial Corp.		19,230	715,548
Genworth Financial, Inc., Class A	*	88,917	673,102
Global Indemnity plc (Ireland)	*	1,488	41,783
Greenlight Capital Re Ltd., Class A
(Cayman Islands)	*	5,625	164,081
Hallmark Financial Services, Inc.	*	2,249	25,594
Hanover Insurance Group, Inc. (The)		8,258	611,340
HCC Insurance Holdings, Inc.		17,161	1,318,651
HCI Group, Inc.		1,491	65,917
Heritage Insurance Holdings, Inc.	*	4,070	93,569
Horace Mann Educators Corp.		7,441	270,704
Independence Holding Co.		1,901	25,074
Infinity Property & Casualty Corp.		1,953	148,116
James River Group Holdings Ltd.
(Bermuda)		1,940	50,188
Kansas City Life Insurance Co.		423	19,335
Kemper Corp.		7,836	302,078
Maiden Holdings Ltd. (Bermuda)		8,262	130,374
MBIA, Inc.	*	27,028	162,438
Meadowbrook Insurance Group, Inc.		10,981	94,437
Mercury General Corp.		5,146	286,375
Montpelier Re Holdings Ltd. (Bermuda)		6,220	245,690
National General Holdings Corp.		5,714	119,023
National Interstate Corp.		1,051	28,713
National Western Life Insurance Co., Class A		368	88,132
Navigators Group, Inc. (The)	*	1,745	135,342
Old Republic International Corp.		47,059	735,532
OneBeacon Insurance Group Ltd., Class A		4,581	66,470
PartnerRe Ltd. (Bermuda)		8,531	1,096,234
Patriot National, Inc.	*	1,460	23,360
Primerica, Inc.		9,548	436,248
ProAssurance Corp.		10,364	478,920
Reinsurance Group of America, Inc.		11,868	1,125,917
RenaissanceRe Holdings Ltd. (Bermuda)		8,376	850,248
RLI Corp.		8,090	415,745
Safety Insurance Group, Inc.		2,194	126,616
Selective Insurance Group, Inc.		10,825	303,641
StanCorp Financial Group, Inc.		7,560	571,612
State Auto Financial Corp.		2,585	61,911
State National Cos., Inc.	†	4,318	46,764
Stewart Information Services Corp.		4,354	173,289
Symetra Financial Corp.		13,661	330,186
Third Point Reinsurance Ltd. (Bermuda)	*	14,471	213,447
Torchmark Corp.		21,776	1,267,799

		Shares	Value
United Fire Group, Inc.		3,518	$115,250
United Insurance Holdings Corp.		2,677	41,601
Universal Insurance Holdings, Inc.		5,131	124,170
Validus Holdings Ltd. (Bermuda)		15,127	665,437
W.R. Berkley Corp.		17,391	903,115
White Mountains Insurance Group Ltd.		1,071	701,441

			31,576,818

Internet & Catalog Retail—0.6%
1-800-Flowers.com, Inc., Class A	*	6,281	65,699
Blue Nile, Inc.	*	2,444	74,273
Etsy, Inc.	*	3,200	44,960
EVINE Live, Inc.	*	6,239	16,783
FTD Cos., Inc.	*	3,867	109,011
Groupon, Inc.	*†	86,756	436,383
HomeAway, Inc.	*	17,567	546,685
HSN, Inc.		5,985	420,087
Lands’ End, Inc.	*†	2,788	69,226
Liberty TripAdvisor Holdings, Inc., Series A	*	13,320	429,170
Liberty Ventures, Series A	*	25,329	994,670
Nutrisystem, Inc.		5,029	125,122
Orbitz Worldwide, Inc.	*	18,781	214,479
Overstock.com, Inc.	*	2,104	47,424
PetMed Express, Inc.	†	3,185	55,005
Shutterfly, Inc.	*	7,318	349,874
Travelport Worldwide Ltd. (United Kingdom)	†	17,398	239,744
Wayfair, Inc., Class A	*†	3,421	128,766
zulily, Inc., Class A	*	10,777	140,532

			4,507,893

Internet Software & Services—1.8%
Amber Road, Inc.	*	1,500	10,530
Angie’s List, Inc.	*	7,000	43,120
Apigee Corp.	*	1,341	13,316
Bankrate, Inc.	*	11,716	122,901
Bazaarvoice, Inc.	*	8,939	52,651
Benefitfocus, Inc.	*†	852	37,360
Blucora, Inc.	*	7,679	124,016
Box, Inc., Class A	*†	2,200	41,008
Brightcove, Inc.	*	6,369	43,691
Carbonite, Inc.	*	2,935	34,662
Care.com, Inc.	*	1,199	7,098
ChannelAdvisor Corp.	*†	3,431	41,000
Cimpress NV (Netherlands)	*	5,874	494,356
comScore, Inc.	*	6,168	328,508
Constant Contact, Inc.	*	5,890	169,396
Cornerstone OnDemand, Inc.	*	9,155	318,594
CoStar Group, Inc.	*	5,790	1,165,295
Coupons.com, Inc.	*†	9,970	107,576
Cvent, Inc.	*	2,992	77,134
Dealertrack Technologies, Inc.	*	9,401	590,289
Demandware, Inc.	*	5,708	405,725
DHI Group, Inc.	*	6,835	60,763
EarthLink Holdings Corp.		20,557	153,972
Endurance International Group Holdings, Inc.	*†	9,873	203,976
Envestnet, Inc.	*	5,918	239,265
Everyday Health, Inc.	*	1,300	16,614
Five9, Inc.	*	1,997	10,444
GoDaddy, Inc., Class A	*	3,779	106,530
Gogo, Inc.	*†	11,015	236,051

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
GrubHub, Inc.	*	12,271	$418,073
GTT Communications, Inc.	*	4,161	99,323
Hortonworks, Inc.	*†	1,260	31,903
IAC/InterActiveCorp		13,116	1,044,821
Internap Corp.	*	12,233	113,155
Intralinks Holdings, Inc.	*	8,511	101,366
j2 Global, Inc.		8,665	588,700
LendingClub Corp.	*†	11,800	174,050
Limelight Networks, Inc.	*	17,003	66,992
Liquidity Services, Inc.	*	4,692	45,184
LivePerson, Inc.	*	8,795	86,279
LogMeIn, Inc.	*	4,468	288,141
Marchex, Inc., Class B		5,699	28,210
Marin Software, Inc.	*	4,390	29,589
Marketo, Inc.	*	5,996	168,248
MaxPoint Interactive, Inc.	*	1,797	14,520
Millennial Media, Inc.	*†	8,132	13,174
Monster Worldwide, Inc.	*	16,068	105,085
New Relic, Inc.	*	1,000	35,190
NIC, Inc.		12,220	223,382
OPOWER, Inc.	*†	1,300	14,963
Pandora Media, Inc.	*	38,388	596,550
Q2 Holdings, Inc.	*	3,289	92,914
QuinStreet, Inc.	*	5,214	33,630
Rackspace Hosting, Inc.	*	21,526	800,552
RealNetworks, Inc.	*	4,328	23,414
Reis, Inc.		1,345	29,832
RetailMeNot, Inc.	*	5,109	91,093
Rocket Fuel, Inc.	*†	3,037	24,903
SciQuest, Inc.	*	4,686	69,400
Shutterstock, Inc.	*†	3,401	199,435
SPS Commerce, Inc.	*	2,907	191,281
Stamps.com, Inc.	*	2,445	179,879
TechTarget, Inc.	*	2,374	21,200
Textura Corp.	*†	3,086	85,883
Travelzoo, Inc.	*	1,808	20,394
TrueCar, Inc.	*†	7,966	95,512
United Online, Inc.	*	3,846	60,267
Web.com Group, Inc.	*	9,090	220,160
WebMD Health Corp.	*	7,369	326,299
Wix.com Ltd. (Israel)	*	3,368	79,552
XO Group, Inc.	*	5,737	93,800
Xoom Corp.	*†	5,162	108,686
Yelp, Inc.	*	11,359	488,778
Zillow Group, Inc., Class A	*†	7,921	687,068

			13,566,671

IT Services—2.6%
6D Global Technologies, Inc.	*	5,185	33,910
Acxiom Corp.	*	13,925	244,801
Black Knight Financial Services, Inc., Class A	*	3,315	102,334
Blackhawk Network Holdings, Inc.	*	9,680	398,816
Booz Allen Hamilton Holding Corp.		17,612	444,527
Broadridge Financial Solutions, Inc.		21,411	1,070,764
CACI International, Inc., Class A	*	4,452	360,122
Cardtronics, Inc.	*	7,614	282,099
Cass Information Systems, Inc.		2,024	113,789
Ciber, Inc.	*	14,012	48,341

		Shares	Value
Convergys Corp.		18,752	$477,988
CoreLogic, Inc.	*	16,573	657,782
CSG Systems International, Inc.		5,860	185,528
Datalink Corp.	*	4,947	44,226
DST Systems, Inc.		6,401	806,398
EPAM Systems, Inc.	*	8,500	605,455
Euronet Worldwide, Inc.	*	9,488	585,410
EVERTEC, Inc. (Puerto Rico)		12,578	267,157
ExlService Holdings, Inc.	*	5,570	192,611
Forrester Research, Inc.		2,455	88,429
Gartner, Inc.	*	14,838	1,272,804
Genpact Ltd.	*	28,467	607,201
Global Cash Access Holdings, Inc.	*	13,203	102,191
Global Payments, Inc.		11,893	1,230,331
Hackett Group, Inc. (The)		4,524	60,757
Heartland Payment Systems, Inc.		6,660	359,973
IGATE Corp.	*	6,743	321,574
Jack Henry & Associates, Inc.		14,629	946,496
Leidos Holdings, Inc.		11,568	467,000
Lionbridge Technologies, Inc.	*	11,139	68,728
Luxoft Holding, Inc. (Switzerland)	*	3,073	173,778
ManTech International Corp., Class A		4,079	118,291
MAXIMUS, Inc.		11,779	774,234
ModusLink Global Solutions, Inc.	*†	10,739	36,513
MoneyGram International, Inc.	*	4,578	42,072
NeuStar, Inc., Class A	*†	10,710	312,839
Perficient, Inc.	*	5,746	110,553
PFSweb, Inc.	*	3,159	43,784
Sabre Corp.		19,098	454,532
Science Applications International Corp.		7,524	397,643
ServiceSource International, Inc.	*	9,931	54,323
Sykes Enterprises, Inc.	*	6,610	160,292
Syntel, Inc.	*	5,846	277,568
TeleTech Holdings, Inc.		3,175	85,979
Teradata Corp.	*	24,238	896,806
Total System Services, Inc.		29,535	1,233,677
Unisys Corp.	*	8,668	173,273
Vantiv, Inc., Class A	*	25,276	965,290
VeriFone Systems, Inc.	*	20,135	683,785
Virtusa Corp.	*	4,567	234,744
WEX, Inc.	*	6,911	787,647

			20,465,165

Leisure Products—0.5%
Arctic Cat, Inc.		2,262	75,121
Black Diamond, Inc.	*	3,789	35,010
Brunswick Corp.		16,571	842,801
Callaway Golf Co.		13,092	117,043
Escalade, Inc.		1,595	29,332
JAKKS Pacific, Inc.	*†	3,244	32,083
Johnson Outdoors, Inc., Class A		785	18,487
Malibu Boats, Inc., Class A	*	1,521	30,557
Marine Products Corp.		3,091	19,288
Nautilus, Inc.	*	4,916	105,743
Performance Sports Group Ltd.	*	7,260	130,680
Polaris Industries, Inc.		11,847	1,754,659
Smith & Wesson Holding Corp.	*†	9,907	164,357
Sturm Ruger & Co., Inc.		3,706	212,910
Vista Outdoor, Inc.	*	11,969	537,408

			4,105,479

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Life Sciences Tools & Services—1.2%
Accelerate Diagnostics, Inc.	*†	3,846	$99,265
Affymetrix, Inc.	*†	13,418	146,524
Albany Molecular Research, Inc.	*†	3,704	74,895
Bio-Rad Laboratories, Inc., Class A	*	3,700	557,257
Bio-Techne Corp.		6,858	675,307
Bruker Corp.	*	19,703	402,138
Cambrex Corp.	*	6,259	275,020
Charles River Laboratories International, Inc.	*	8,482	596,624
Fluidigm Corp.	*	5,173	125,187
Harvard Bioscience, Inc.	*	8,764	49,955
INC Research Holdings, Inc., Class A	*	1,538	61,705
Luminex Corp.	*	7,419	128,052
Mettler-Toledo International, Inc.	*	5,019	1,713,788
NanoString Technologies, Inc.	*	1,700	26,214
NeoGenomics, Inc.	*	8,573	46,380
Pacific Biosciences of California, Inc.	*†	10,007	57,640
PAREXEL International Corp.	*	9,861	634,161
PerkinElmer, Inc.		20,525	1,080,436
PRA Health Sciences, Inc.	*	3,221	117,019
QIAGEN NV (Netherlands)	*	41,448	1,027,496
Quintiles Transnational Holdings, Inc.	*	13,675	992,942
Sequenom, Inc.	*†	20,997	63,831
VWR Corp.	*	4,845	129,507

			9,081,343

Machinery—3.9%
Accuride Corp.	*	5,687	21,895
Actuant Corp., Class A		11,535	266,343
AGCO Corp.		13,790	782,996
Alamo Group, Inc.		1,174	64,147
Albany International Corp., Class A		5,205	207,159
Allison Transmission Holdings, Inc.		31,292	915,604
Altra Industrial Motion Corp.		5,386	146,391
American Railcar Industries, Inc.	†	1,579	76,803
Astec Industries, Inc.		3,453	144,404
Barnes Group, Inc.		10,193	397,425
Blount International, Inc.		9,180	100,246
Blue Bird Corp.	*	1,333	17,316
Briggs & Stratton Corp.		9,174	176,691
Chart Industries, Inc.	*	5,455	195,016
CIRCOR International, Inc.		3,375	184,039
CLARCOR, Inc.		8,929	555,741
Colfax Corp.	*†	17,272	797,103
Columbus McKinnon Corp.		3,189	79,725
Commercial Vehicle Group, Inc.	*	2,891	20,844
Crane Co.		8,619	506,194
Donaldson Co., Inc.		24,497	876,993
Douglas Dynamics, Inc.		3,681	79,068
EnPro Industries, Inc.		4,385	250,910
ESCO Technologies, Inc.		4,502	168,420
ExOne Co. (The)	*†	1,694	18,803
Federal Signal Corp.		11,860	176,833
FreightCar America, Inc.		2,798	58,422
Global Brass & Copper Holdings, Inc.		3,564	60,624
Gorman-Rupp Co. (The)		3,896	109,400
Graco, Inc.		10,516	746,951

		Shares	Value
Graham Corp.		1,617	$33,132
Greenbrier Cos., Inc. (The)	†	4,868	228,066
Harsco Corp.		14,896	245,784
Hillenbrand, Inc.		11,125	341,538
Hurco Cos., Inc.		1,248	43,206
Hyster-Yale Materials Handling, Inc.		2,095	145,142
IDEX Corp.		13,962	1,097,134
ITT Corp.		15,997	669,314
John Bean Technologies Corp.		5,724	215,165
Joy Global, Inc.		17,464	632,197
Kadant, Inc.		2,466	116,395
Kennametal, Inc.		14,470	493,716
L.B. Foster Co., Class A		1,705	59,010
Lincoln Electric Holdings, Inc.		13,514	822,867
Lindsay Corp.	†	2,395	210,544
Lydall, Inc.	*	2,982	88,148
Manitowoc Co., Inc. (The)	†	24,357	477,397
Meritor, Inc.	*	17,017	223,263
Middleby Corp. (The)	*	10,243	1,149,572
Miller Industries, Inc.		1,779	35,491
Mueller Industries, Inc.		9,973	346,263
Mueller Water Products, Inc., Class A		30,046	273,419
Navistar International Corp.	*	10,261	232,206
NN, Inc.		3,390	86,513
Nordson Corp.		10,908	849,624
Omega Flex, Inc.		488	18,378
Oshkosh Corp.		14,432	611,628
Proto Labs, Inc.	*†	3,961	267,288
RBC Bearings, Inc.	*	4,314	309,573
Rexnord Corp.	*	17,730	423,924
Snap-on, Inc.		10,368	1,651,104
SPX Corp.		7,635	552,698
Standex International Corp.		2,170	173,448
Sun Hydraulics Corp.		4,279	163,073
Tennant Co.		3,191	208,500
Terex Corp.		18,844	438,123
Timken Co. (The)		14,447	528,327
Titan International, Inc.	†	8,071	86,683
Toro Co. (The)		10,162	688,780
TriMas Corp.	*	8,555	253,228
Trinity Industries, Inc.		27,697	732,032
Twin Disc, Inc.		1,926	35,901
Valmont Industries, Inc.	†	4,229	502,701
Wabash National Corp.	*	12,487	156,587
WABCO Holdings, Inc.	*	9,778	1,209,734
Wabtec Corp.		17,235	1,624,226
Watts Water Technologies, Inc., Class A		5,244	271,901
Woodward, Inc.		11,933	656,196
Xerium Technologies, Inc.	*	1,744	31,741
Xylem, Inc.		32,415	1,201,624

			30,115,010

Marine—0.2%
Eagle Bulk Shipping, Inc.	*	5,824	40,593
Golden Ocean Group Ltd. (Bermuda)	†	15,589	60,018
Kirby Corp.	*	9,967	764,070
Matson, Inc.		8,167	343,341
Navios Maritime Holdings, Inc. (Greece)		12,773	47,516
Safe Bulkers, Inc. (Greece)		6,264	20,170

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Scorpio Bulkers, Inc.	*	24,958	$40,681
Ultrapetrol Bahamas Ltd. (Bahamas)	*	3,567	4,031

			1,320,420

Media—2.1%
AMC Entertainment Holdings, Inc., Class A		3,960	121,493
AMC Networks, Inc., Class A	*	10,774	881,852
Cablevision Systems Corp., Class A		36,173	865,982
Carmike Cinemas, Inc.	*	4,910	130,311
Central European Media Enterprises Ltd., Class A (Bermuda)	*†	9,570	20,863
Cinemark Holdings, Inc.		20,856	837,786
Clear Channel Outdoor Holdings, Inc., Class A		8,401	85,102
Crown Media Holdings, Inc., Class A	*	4,399	19,883
Cumulus Media, Inc., Class A	*†	23,598	47,904
Daily Journal Corp.	*†	156	30,656
DreamWorks Animation SKG, Inc., Class A	*†	13,912	366,999
Entercom Communications Corp., Class A	*	3,975	45,394
Entravision Communications Corp., Class A		9,227	75,938
Eros International plc	*	3,590	90,181
EW Scripps Co. (The), Class A		9,996	228,409
Gannett Co., Inc.	*	20,241	283,165
Global Eagle Entertainment, Inc.	*	8,562	111,477
Gray Television, Inc.	*	10,278	161,159
Harte-Hanks, Inc.		7,272	43,341
Hemisphere Media Group, Inc.	*†	1,387	16,505
IMAX Corp. (Canada)	*	9,835	396,055
Interpublic Group of Cos., Inc. (The)		73,971	1,425,421
John Wiley & Sons, Inc., Class A		8,253	448,716
Journal Media Group, Inc.		3,100	25,699
Liberty Broadband Corp., Class A	*	4,185	213,309
Liberty Broadband Corp., Class C	*	11,051	565,369
Lions Gate Entertainment Corp.	†	16,681	618,031
Live Nation Entertainment, Inc.	*	26,093	717,297
Loral Space & Communications, Inc.	*	2,438	153,887
Madison Square Garden Co. (The), Class A	*	11,178	933,251
Martha Stewart Living Omnimedia, Inc., Class A	*	6,601	41,190
MDC Partners, Inc., Class A		7,283	143,475
Media General, Inc.	*	15,322	253,119
Meredith Corp.		6,486	338,245
Morningstar, Inc.		3,700	294,335
National CineMedia, Inc.		10,391	165,840
New Media Investment Group, Inc.		8,704	156,063
New York Times Co. (The), Class A		24,566	335,326
Nexstar Broadcasting Group, Inc., Class A		5,657	316,792
Radio Unica Communications Corp.	*‡d	1,900	—

		Shares	Value
Reading International, Inc., Class A	*	2,976	$41,218
Regal Entertainment Group, Class A		15,242	318,710
Rentrak Corp.	*†	1,688	117,822
Saga Communications, Inc., Class A		404	15,291
Scholastic Corp.		4,805	212,045
SFX Entertainment, Inc.	*†	7,447	33,437
Sinclair Broadcast Group, Inc., Class A		12,521	349,461
Sizmek, Inc.	*	5,674	40,285
Starz, Class A	*	15,464	691,550
TEGNA, Inc.		40,481	1,298,226
Time, Inc.		19,392	446,210
Townsquare Media, Inc., Class A	*	1,462	19,854
Tribune Media Co., Class A		13,636	728,026
Tribune Publishing Co.		4,213	65,470
World Wrestling Entertainment, Inc., Class A	†	4,743	78,260

			16,461,685

Metals & Mining—1.0%
AK Steel Holding Corp.	*†	34,225	132,451
Allegheny Technologies, Inc.		20,305	613,211
Carpenter Technology Corp.		9,228	356,939
Century Aluminum Co.	*	9,652	100,670
Cliffs Natural Resources, Inc.	†	27,203	117,789
Coeur Mining, Inc.	*†	27,518	157,128
Commercial Metals Co.		22,078	355,014
Compass Minerals International, Inc.		6,047	496,701
Globe Specialty Metals, Inc.		11,203	198,293
Handy & Harman Ltd.	*	640	22,176
Haynes International, Inc.		2,542	125,371
Hecla Mining Co.		71,520	188,098
Horsehead Holding Corp.	*†	11,121	130,338
Kaiser Aluminum Corp.		3,267	271,422
Materion Corp.		3,982	140,365
Olympic Steel, Inc.		1,772	30,904
Reliance Steel & Aluminum Co.		13,327	806,017
Royal Gold, Inc.		11,742	723,190
RTI International Metals, Inc.	*	6,083	191,736
Ryerson Holding Corp.	*	1,802	16,398
Schnitzer Steel Industries, Inc., Class A		4,380	76,519
Steel Dynamics, Inc.		43,531	901,745
Stillwater Mining Co.	*	21,089	244,421
SunCoke Energy, Inc.		11,225	145,925
Tahoe Resources, Inc.		29,785	361,292
TimkenSteel Corp.		7,314	197,405
United States Steel Corp.	†	27,050	557,771
Worthington Industries, Inc.		8,660	260,320

			7,919,609

Multiline Retail—0.3%
Big Lots, Inc.		10,075	453,274
Burlington Stores, Inc.	*	12,664	648,397
Dillard’s, Inc., Class A		4,234	445,375
Fred’s, Inc., Class A		7,550	145,640
J.C. Penney Co., Inc.	*†	57,339	485,661
Sears Holdings Corp.	*†	2,629	70,194
Tuesday Morning Corp.	*	7,151	80,556

			2,329,097

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Multi-Utilities—0.9%
Alliant Energy Corp.		20,345	$1,174,313
Avista Corp.		11,016	337,640
Black Hills Corp.		7,951	347,061
CMS Energy Corp.		49,261	1,568,470
MDU Resources Group, Inc.		34,697	677,633
NorthWestern Corp.		8,462	412,523
SCANA Corp.		25,512	1,292,183
TECO Energy, Inc.		43,517	768,510
Vectren Corp.		14,882	572,659

			7,150,992

Oil, Gas & Consumable Fuels—2.7%
Abraxas Petroleum Corp.	*	16,099	47,492
Adams Resources & Energy, Inc.		479	21,363
Alon USA Energy, Inc.		3,922	74,126
Approach Resources, Inc.	*†	6,656	45,594
Ardmore Shipping Corp. (Ireland)		2,905	35,179
Bill Barrett Corp.	*†	9,354	80,351
Bonanza Creek Energy, Inc.	*	7,758	141,583
California Resources Corp.		50,525	305,171
Callon Petroleum Co.	*	13,623	113,343
Carrizo Oil & Gas, Inc.	*	9,567	471,079
Clayton Williams Energy, Inc.	*†	1,014	66,670
Clean Energy Fuels Corp.	*†	11,637	65,400
Cloud Peak Energy, Inc.	*	11,802	54,997
Cobalt International Energy, Inc.	*	61,515	597,311
CONSOL Energy, Inc.		39,077	849,534
Contango Oil & Gas Co.	*	3,036	37,252
CVR Energy, Inc.	†	2,695	101,440
Delek US Holdings, Inc.		10,301	379,283
Denbury Resources, Inc.		65,412	416,020
DHT Holdings, Inc. (Bermuda)		14,863	115,485
Diamondback Energy, Inc.		10,981	827,748
Dorian LPG Ltd.	*	4,126	68,822
Earthstone Energy, Inc.	*	341	6,660
Eclipse Resources Corp.	*†	4,964	26,111
Energen Corp.		13,396	914,947
Energy Fuels, Inc. (Canada)	*	11,451	50,957
Energy XXI Ltd.	†	16,321	42,924
EP Energy Corp., Class A	*†	6,635	84,463
Erin Energy Corp.	*	3,633	14,205
Evolution Petroleum Corp.		6,187	40,772
EXCO Resources, Inc.	†	31,828	37,557
Frontline Ltd. (Bermuda)	*†	20,415	49,813
GasLog Ltd. (Monaco)	†	7,396	147,550
Gastar Exploration, Inc.	*	14,863	45,927
Golar LNG Ltd. (Bermuda)		15,355	718,614
Green Plains, Inc.		7,235	199,324
Gulfport Energy Corp.	*	17,550	706,387
Halcon Resources Corp.	*†	45,027	52,231
Hallador Energy Co.		3,197	26,663
Isramco, Inc.	*†	156	21,531
Jones Energy, Inc., Class A	*	1,795	16,245
Kosmos Energy Ltd.	*	27,232	229,566
Laredo Petroleum, Inc.	*†	21,880	275,250
Magnum Hunter Resources Corp.	*†	38,845	72,640
Matador Resources Co.	*	13,199	329,975
Memorial Resource Development Corp.	*	14,196	269,298
Navios Maritime Acquisition Corp. (Monaco)		13,236	47,517

		Shares	Value
Newfield Exploration Co.	*	29,057	$1,049,539
Nordic American Tankers Ltd. (Norway)	†	15,457	219,953
Northern Oil and Gas, Inc.	*†	12,515	84,726
Oasis Petroleum, Inc.	*†	26,060	413,051
Pacific Ethanol, Inc.	*†	3,263	33,674
Panhandle Oil and Gas, Inc., Class A		3,416	70,677
Par Petroleum Corp.	*	2,565	48,017
Parsley Energy, Inc., Class A	*	14,403	250,900
PBF Energy, Inc., Class A		15,092	428,915
PDC Energy, Inc.	*	7,494	401,978
Peabody Energy Corp.	†	48,924	107,144
Penn Virginia Corp.	*†	11,487	50,313
QEP Resources, Inc.		31,662	586,064
Renewable Energy Group, Inc.	*	5,827	67,360
REX American Resources Corp.	*	1,034	65,804
Rex Energy Corp.	*†	9,028	50,466
Rice Energy, Inc.	*†	12,619	262,854
Ring Energy, Inc.	*†	2,998	33,548
Rosetta Resources, Inc.	*	14,041	324,909
RSP Permian, Inc.	*	9,197	258,528
Sanchez Energy Corp.	*†	9,850	96,530
SandRidge Energy, Inc.	*†	88,853	77,924
Scorpio Tankers, Inc. (Monaco)		34,067	343,736
SemGroup Corp., Class A		7,738	615,016
Ship Finance International Ltd. (Norway)	†	10,743	175,326
SM Energy Co.		12,407	572,211
Solazyme, Inc.	*†	13,219	41,508
Stone Energy Corp.	*	10,803	136,010
Synergy Resources Corp.	*	16,234	185,555
Targa Resources Corp.		9,868	880,423
Teekay Corp. (Bermuda)		8,545	365,897
Teekay Tankers Ltd., Class A (Bermuda)		18,100	119,641
TransAtlantic Petroleum Ltd.	*†	3,643	18,616
Triangle Petroleum Corp.	*†	9,008	45,220
Ultra Petroleum Corp.	*†	28,003	350,598
Uranium Energy Corp. (Canada)	*	24,102	38,322
W&T Offshore, Inc.		5,802	31,795
Western Refining, Inc.		12,302	536,613
Westmoreland Coal Co.	*	3,181	66,101
Whiting Petroleum Corp.	*	35,226	1,183,594
World Fuel Services Corp.		13,309	638,167
WPX Energy, Inc.	*	36,900	453,132

			21,122,725

Paper & Forest Products—0.3%
Boise Cascade Co.	*	6,701	245,793
Clearwater Paper Corp.	*	3,863	221,350
Deltic Timber Corp.		1,869	126,419
Domtar Corp. (Canada)		11,880	491,832
KapStone Paper and Packaging Corp.		15,462	357,482
Louisiana-Pacific Corp.	*	25,478	433,890
Neenah Paper, Inc.		3,298	194,450
P.H. Glatfelter Co.		8,163	179,504
Schweitzer-Mauduit International, Inc.		5,613	223,846
Wausau Paper Corp.		7,822	71,806

			2,546,372

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Personal Products—0.4%
Avon Products, Inc.	†	81,600	$510,816
Coty, Inc., Class A	*	14,470	462,606
Elizabeth Arden, Inc.	*†	4,409	62,872
Herbalife Ltd.	*†	13,099	721,624
Inter Parfums, Inc.		2,745	93,138
Medifast, Inc.	*	1,758	56,819
Natural Health Trends Corp.		1,262	52,322
Nature’s Sunshine Products, Inc.		1,727	23,746
Nu Skin Enterprises, Inc., Class A	†	10,792	508,627
Nutraceutical International Corp.	*	1,355	33,523
Revlon, Inc., Class A	*	1,782	65,417
Synutra International, Inc.	*†	2,931	20,957
USANA Health Sciences, Inc.	*	1,136	155,246

			2,767,713

Pharmaceuticals—0.9%
Aerie Pharmaceuticals, Inc.	*	3,415	60,275
Agile Therapeutics, Inc.	*	2,727	23,425
Akorn, Inc.	*	13,724	599,190
Alimera Sciences, Inc.	*†	2,748	12,668
Amphastar Pharmaceuticals, Inc.	*†	5,239	92,102
ANI Pharmaceuticals, Inc.	*	1,107	68,689
Aratana Therapeutics, Inc.	*	6,947	105,039
Assembly Biosciences, Inc.	*	2,298	44,259
BioDelivery Sciences International, Inc.	*	6,937	55,219
Carbylan Therapeutics, Inc.	*	3,215	22,987
Catalent, Inc.	*	14,343	420,680
Cempra, Inc.	*	5,816	199,838
Collegium Pharmaceutical, Inc.	*	1,749	31,202
Corcept Therapeutics, Inc.	*†	9,895	59,469
Corium International, Inc.	*	2,276	31,158
Depomed, Inc.	*	11,247	241,361
Dermira, Inc.	*	1,364	23,938
Durect Corp.	*	18,002	43,025
Endocyte, Inc.	*†	5,585	28,986
Flex Pharma, Inc.	*†	940	16,168
Foamix Pharmaceuticals Ltd. (Israel)	*	3,622	37,125
Heska Corp.	*	1,493	44,327
IGI Laboratories, Inc.	*†	4,628	29,156
Impax Laboratories, Inc.	*	13,109	601,965
Intersect ENT, Inc.	*	2,341	67,023
Intra-Cellular Therapies, Inc.	*	4,239	135,436
Lannett Co., Inc.	*†	4,522	268,788
Medicines Co. (The)	*	12,102	346,238
Nektar Therapeutics	*†	22,632	283,126
Ocular Therapeutix, Inc.	*	942	19,810
Omeros Corp.	*†	7,562	136,040
Pacira Pharmaceuticals, Inc.	*	6,293	445,041
Paratek Pharmaceuticals, Inc.		1,952	50,303
Pernix Therapeutics Holdings, Inc.	*	5,712	33,815
Phibro Animal Health Corp., Class A		2,360	91,898
POZEN, Inc.	*	5,088	52,457
Prestige Brands Holdings, Inc.	*	9,444	436,691
Relypsa, Inc.	*	5,646	186,826
Revance Therapeutics, Inc.	*	2,634	84,235
Sagent Pharmaceuticals, Inc.	*	4,122	100,206
SciClone Pharmaceuticals, Inc.	*	10,639	104,475

		Shares	Value
Sucampo Pharmaceuticals, Inc., Class A	*	4,057	$66,657
Supernus Pharmaceuticals, Inc.	*	7,075	120,134
Tetraphase Pharmaceuticals, Inc.	*	5,979	283,644
TherapeuticsMD, Inc.	*†	23,864	187,571
Theravance Biopharma, Inc. (Cayman Islands)	*†	3,979	51,807
Theravance, Inc.	†	15,893	287,187
VIVUS, Inc.	*†	18,805	44,380
XenoPort, Inc.	*	8,506	52,142
Zogenix, Inc.	*†	22,351	37,550
ZS Pharma, Inc.	*†	3,080	161,361

			7,027,092

Professional Services—1.2%
Acacia Research Corp.	†	8,726	76,527
Advisory Board Co. (The)	*	7,899	431,838
Barrett Business Services, Inc.		1,514	54,988
CBIZ, Inc.	*	6,264	60,385
CDI Corp.		2,129	27,677
CEB, Inc.		6,047	526,452
CRA International, Inc.	*	1,427	39,771
Dun & Bradstreet Corp. (The)		6,441	785,802
Exponent, Inc.		5,180	231,960
Franklin Covey Co.	*	1,414	28,690
FTI Consulting, Inc.	*	7,311	301,506
GP Strategies Corp.	*	2,402	79,842
Heidrick & Struggles International, Inc.		3,000	78,240
Hill International, Inc.	*	4,200	22,092
Huron Consulting Group, Inc.	*	4,091	286,738
ICF International, Inc.	*	3,982	138,813
Insperity, Inc.		3,965	201,819
Kelly Services, Inc., Class A		4,508	69,198
Kforce, Inc.		4,412	100,902
Korn/Ferry International		8,532	296,658
ManpowerGroup, Inc.		13,987	1,250,158
Mistras Group, Inc.	*	3,345	63,488
Navigant Consulting, Inc.	*	7,864	116,938
On Assignment, Inc.	*	9,553	375,242
Paylocity Holding Corp.	*	2,614	93,712
Pendrell Corp.	*	26,471	36,265
Resources Connection, Inc.		6,845	110,136
Robert Half International, Inc.		24,178	1,341,879
RPX Corp.	*	9,075	153,368
Towers Watson & Co., Class A		12,290	1,546,082
TriNet Group, Inc.	*	6,844	173,495
TrueBlue, Inc.	*	7,816	233,698
Volt Information Sciences, Inc.	*	2,500	24,275
VSE Corp.		653	34,942
WageWorks, Inc.	*	6,123	247,675

			9,641,251

Real Estate Investment Trusts (REITs)—9.0%
Acadia Realty Trust REIT		12,824	373,307
AG Mortgage Investment Trust, Inc. REIT		4,573	79,021
Agree Realty Corp. REIT		3,910	114,055
Alexander’s, Inc. REIT		383	157,030
Alexandria Real Estate Equities, Inc. REIT		13,141	1,149,312
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		10,276	173,151
American Assets Trust, Inc. REIT		6,527	255,924

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
American Campus Communities, Inc. REIT		20,678	$779,354
American Capital Mortgage Investment Corp. REIT		9,452	151,137
American Homes 4 Rent, Class A REIT		29,160	467,726
American Residential Properties, Inc. REIT	*	5,398	99,863
Anworth Mortgage Asset Corp. REIT		21,448	105,739
Apartment Investment & Management Co., Class A REIT		28,592	1,055,903
Apollo Commercial Real Estate Finance, Inc. REIT		11,457	188,239
Apollo Residential Mortgage, Inc. REIT		5,862	86,113
Apple Hospitality REIT, Inc. REIT		31,030	585,536
Ares Commercial Real Estate Corp. REIT		4,696	53,487
Armada Hoffler Properties, Inc. REIT		6,723	67,163
ARMOUR Residential REIT, Inc. REIT		66,344	186,427
Ashford Hospitality Prime, Inc. REIT		4,345	65,262
Ashford Hospitality Trust, Inc. REIT		16,019	135,521
Associated Estates Realty Corp. REIT		10,987	314,558
BioMed Realty Trust, Inc. REIT		37,455	724,380
Bluerock Residential Growth REIT, Inc. REIT		3,018	38,208
Brandywine Realty Trust REIT		31,542	418,878
Brixmor Property Group, Inc. REIT		29,130	673,777
Camden Property Trust REIT		15,700	1,166,196
Campus Crest Communities, Inc. REIT		10,695	59,250
Capstead Mortgage Corp. REIT	†	17,141	190,265
CareTrust REIT, Inc. REIT		4,565	57,839
CatchMark Timber Trust, Inc., Class A REIT		6,582	76,154
CBL & Associates Properties, Inc. REIT		29,480	477,576
Cedar Realty Trust, Inc. REIT		13,395	85,728
Chambers Street Properties REIT		41,610	330,799
Chatham Lodging Trust REIT		7,473	197,810
Chesapeake Lodging Trust REIT		11,279	343,784
Chimera Investment Corp. REIT		36,975	506,927
Colony Capital, Inc., Class A REIT		20,195	457,417
Columbia Property Trust, Inc. REIT		23,421	574,986
Communications Sales & Leasing,
Inc. REIT	†	21,328	527,228
CorEnergy Infrastructure Trust, Inc. REIT	†	11,757	74,304
CoreSite Realty Corp. REIT		4,187	190,257
Corporate Office Properties Trust REIT		17,595	414,186
Corrections Corp. of America REIT		21,048	696,268
Cousins Properties, Inc. REIT		38,843	403,190
CubeSmart REIT		30,008	694,985
CyrusOne, Inc. REIT		8,678	255,567
CYS Investments, Inc. REIT		30,410	235,069

		Shares	Value
DCT Industrial Trust, Inc. REIT		15,679	$492,948
DDR Corp. REIT		55,477	857,674
DiamondRock Hospitality Co. REIT		34,898	447,043
Douglas Emmett, Inc. REIT		25,960	699,362
Duke Realty Corp. REIT		60,446	1,122,482
DuPont Fabros Technology, Inc. REIT		11,161	328,691
Dynex Capital, Inc. REIT		9,171	69,883
Easterly Government Properties, Inc. REIT		2,430	38,686
EastGroup Properties, Inc. REIT		5,650	317,699
Education Realty Trust, Inc. REIT		8,040	252,134
Empire State Realty Trust, Inc., Class A REIT		19,460	331,988
EPR Properties REIT		10,708	586,584
Equity Commonwealth REIT	*	24,135	619,545
Equity LifeStyle Properties, Inc. REIT		15,064	792,065
Equity One, Inc. REIT		12,551	292,940
Excel Trust, Inc. REIT		12,205	192,473
Extra Space Storage, Inc. REIT		20,803	1,356,772
Federal Realty Investment Trust REIT		12,299	1,575,379
FelCor Lodging Trust, Inc. REIT		27,508	271,779
First Industrial Realty Trust, Inc. REIT		20,382	381,755
First Potomac Realty Trust REIT		11,442	117,853
Franklin Street Properties Corp. REIT		16,006	181,028
Gaming and Leisure Properties, Inc. REIT		15,341	562,401
GEO Group, Inc. (The) REIT		13,535	462,356
Getty Realty Corp. REIT		4,999	81,784
Gladstone Commercial Corp. REIT		4,952	82,005
Government Properties Income Trust REIT	†	11,666	216,404
Gramercy Property Trust, Inc. REIT		11,007	257,234
Great Ajax Corp. REIT	†	740	10,493
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		5,763	115,548
Hatteras Financial Corp. REIT		17,686	288,282
Healthcare Realty Trust, Inc. REIT		16,773	390,140
Healthcare Trust of America, Inc., Class A REIT		23,255	556,957
Hersha Hospitality Trust REIT		9,321	238,984
Highwoods Properties, Inc. REIT		16,280	650,386
Home Properties, Inc. REIT		10,553	770,897
Hospitality Properties Trust REIT		27,110	781,310
Hudson Pacific Properties, Inc. REIT		13,638	386,910
Independence Realty Trust, Inc. REIT		6,416	48,312
InfraREIT, Inc. REIT		4,070	115,425
Inland Real Estate Corp. REIT		16,167	152,293
Invesco Mortgage Capital, Inc. REIT		22,557	323,016
Investors Real Estate Trust REIT	†	18,364	131,119
Iron Mountain, Inc. REIT		37,122	1,150,782
iStar Financial, Inc. REIT	*	16,647	221,738
Kilroy Realty Corp. REIT		15,853	1,064,529
Kite Realty Group Trust REIT		13,974	341,944
Lamar Advertising Co., Class A REIT		14,650	842,082
LaSalle Hotel Properties REIT		20,307	720,086

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Lexington Realty Trust REIT		36,506	$309,571
Liberty Property Trust REIT		27,481	885,438
LTC Properties, Inc. REIT		6,423	267,197
Mack-Cali Realty Corp. REIT		16,724	308,223
Medical Properties Trust, Inc. REIT		38,714	507,541
MFA Financial, Inc. REIT		64,747	478,480
Mid-America Apartment Communities, Inc. REIT		13,789	1,003,977
Monmouth Real Estate Investment Corp. REIT	†	12,517	121,665
Monogram Residential Trust, Inc. REIT		26,665	240,518
National Health Investors, Inc. REIT		6,772	421,896
National Retail Properties, Inc. REIT		24,283	850,148
National Storage Affiliates Trust REIT		3,668	45,483
New Residential Investment Corp. REIT		36,919	562,646
New Senior Investment Group, Inc. REIT		10,635	142,190
New York Mortgage Trust, Inc. REIT	†	20,960	156,781
New York REIT, Inc. REIT		28,736	285,923
NexPoint Residential Trust, Inc. REIT		3,035	40,760
NorthStar Realty Finance Corp. REIT		60,643	964,224
Omega Healthcare Investors, Inc. REIT		32,136	1,103,229
One Liberty Properties, Inc. REIT	†	1,927	41,007
Orchid Island Capital, Inc. REIT		2,938	32,935
Outfront Media, Inc. REIT		25,141	634,559
Paramount Group, Inc. REIT		31,410	538,996
Parkway Properties, Inc. REIT		13,255	231,167
Pebblebrook Hotel Trust REIT		13,001	557,483
Pennsylvania Real Estate Investment Trust REIT		11,787	251,535
PennyMac Mortgage Investment Trust REIT		13,445	234,346
Physicians Realty Trust REIT		13,618	209,172
Piedmont Office Realty Trust, Inc., Class A REIT		29,029	510,620
Plum Creek Timber Co., Inc. REIT		30,305	1,229,474
Post Properties, Inc. REIT		9,776	531,521
Potlatch Corp. REIT		7,237	255,611
Preferred Apartment Communities, Inc., Class A REIT		5,824	57,949
PS Business Parks, Inc. REIT		3,550	256,132
QTS Realty Trust, Inc., Class A REIT		4,080	148,716
RAIT Financial Trust REIT		13,669	83,518
Ramco-Gershenson Properties Trust REIT		15,103	246,481
Rayonier, Inc. REIT		22,897	585,018
Redwood Trust, Inc. REIT	†	14,817	232,627
Regency Centers Corp. REIT		16,967	1,000,714
Resource Capital Corp. REIT		25,000	96,750
Retail Opportunity Investments Corp. REIT		15,407	240,657

		Shares	Value
Retail Properties of America, Inc., Class A REIT		44,256	$616,486
Rexford Industrial Realty, Inc. REIT		11,430	166,649
RLJ Lodging Trust REIT		23,764	707,692
Rouse Properties, Inc. REIT	†	6,437	105,245
Ryman Hospitality Properties, Inc. REIT		8,002	424,986
Sabra Health Care REIT, Inc. REIT		11,198	288,237
Saul Centers, Inc. REIT		1,580	77,720
Select Income REIT REIT		10,670	220,229
Senior Housing Properties Trust REIT		43,299	759,897
Silver Bay Realty Trust Corp. REIT		6,492	105,755
Sovran Self Storage, Inc. REIT		6,613	574,736
Spirit Realty Capital, Inc. REIT		81,290	786,074
STAG Industrial, Inc. REIT		10,256	205,120
Starwood Property Trust, Inc. REIT		43,762	943,946
Starwood Waypoint Residential Trust REIT	†	7,249	172,236
STORE Capital Corp. REIT		5,218	104,882
Strategic Hotels & Resorts, Inc. REIT	*	50,095	607,151
Summit Hotel Properties, Inc. REIT		16,868	219,453
Sun Communities, Inc. REIT		8,364	517,146
Sunstone Hotel Investors, Inc. REIT		36,744	551,527
Tanger Factory Outlet Centers, Inc. REIT		17,060	540,802
Taubman Centers, Inc. REIT		11,065	769,018
Terreno Realty Corp. REIT		8,644	170,287
Trade Street Residential, Inc. REIT	†	3,200	21,312
Two Harbors Investment Corp. REIT		66,093	643,746
UMH Properties, Inc. REIT		3,071	30,096
United Development Funding IV REIT		4,907	85,774
Universal Health Realty Income Trust REIT		2,317	107,648
Urban Edge Properties REIT		14,216	295,551
Urstadt Biddle Properties, Inc., Class A REIT		4,932	92,130
Washington Real Estate Investment Trust REIT		12,190	316,331
Weingarten Realty Investors REIT		22,099	722,416
Western Asset Mortgage Capital Corp. REIT	†	6,991	103,257
Whitestone REIT REIT		5,035	65,556
WP Carey, Inc. REIT		18,645	1,098,936
WP GLIMCHER, Inc. REIT		34,712	469,653
Xenia Hotels & Resorts, Inc. REIT		18,223	396,168

			69,791,762

Real Estate Management & Development—0.8%
Alexander & Baldwin, Inc.		8,598	338,761
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	278	40,113
Altisource Portfolio Solutions SA (Luxembourg)	*†	2,211	68,077

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
AV Homes, Inc.	*	1,495	$21,483
Consolidated-Tomoka Land Co.		576	33,201
Forest City Enterprises, Inc., Class A	*	38,548	851,911
Forestar Group, Inc.	*	6,325	83,237
FRP Holdings, Inc.	*	1,038	33,662
Howard Hughes Corp. (The)	*	7,280	1,044,971
Jones Lang LaSalle, Inc.		8,163	1,395,873
Kennedy-Wilson Holdings, Inc.		16,344	401,899
Marcus & Millichap, Inc.	*	2,013	92,880
RE/MAX Holdings, Inc., Class A		1,946	69,102
Realogy Holdings Corp.	*	26,175	1,222,896
St. Joe Co. (The)	*	11,647	180,878
Tejon Ranch Co.	*	2,591	66,614

			5,945,558

Road & Rail—0.8%
AMERCO		1,307	427,271
ArcBest Corp.		4,426	140,747
Avis Budget Group, Inc.	*	18,906	833,376
Celadon Group, Inc.		4,371	90,392
Con-way, Inc.		10,768	413,168
Covenant Transportation Group, Inc., Class A	*	1,878	47,063
Genesee & Wyoming, Inc., Class A	*	9,711	739,784
Heartland Express, Inc.		9,553	193,257
Knight Transportation, Inc.		10,752	287,508
Landstar System, Inc.		7,950	531,617
Marten Transport Ltd.		3,709	80,485
Old Dominion Freight Line, Inc.	*	12,317	845,008
PAM Transportation Services, Inc.	*	530	30,767
Quality Distribution, Inc.	*	4,707	72,770
Roadrunner Transportation Systems, Inc.	*	4,782	123,376
Ryder System, Inc.		9,637	841,985
Saia, Inc.	*	4,134	162,425
Swift Transportation Co.	*	15,398	349,073
Universal Truckload Services, Inc.		1,615	35,465
USA Truck, Inc.	*	1,050	22,292
Werner Enterprises, Inc.		8,408	220,710
YRC Worldwide, Inc.	*	6,442	83,617

			6,572,156

Semiconductors & Semiconductor Equipment—2.3%
Advanced Energy Industries, Inc.	*	7,214	198,313
Advanced Micro Devices, Inc.	*†	109,329	262,390
Alpha & Omega Semiconductor Ltd.	*	2,749	24,026
Ambarella, Inc.	*†	5,416	556,169
Amkor Technology, Inc.	*	17,448	104,339
Applied Micro Circuits Corp.	*†	14,794	99,860
Atmel Corp.		74,662	735,794
Axcelis Technologies, Inc.	*	20,883	61,814
Brooks Automation, Inc.		11,493	131,595
Cabot Microelectronics Corp.	*	4,276	201,442
Cascade Microtech, Inc.	*	2,057	31,318
Cavium, Inc.	*	9,875	679,499
CEVA, Inc.	*	3,801	73,853
Cirrus Logic, Inc.	*	11,686	397,675
Cohu, Inc.		4,103	54,283
Cree, Inc.	*†	20,309	528,643

		Shares	Value
Cypress Semiconductor Corp.	*	61,044	$717,877
Diodes, Inc.	*	6,143	148,108
DSP Group, Inc.	*	4,251	43,913
Entegris, Inc.	*	25,104	365,765
Exar Corp.	*	7,230	70,709
Fairchild Semiconductor International, Inc.	*	20,905	363,329
First Solar, Inc.	*	13,526	635,452
FormFactor, Inc.	*	11,437	105,220
Inphi Corp.	*	6,382	145,893
Integrated Device Technology, Inc.	*	26,175	567,998
Integrated Silicon Solution, Inc.		6,582	145,726
Intersil Corp., Class A		24,533	306,908
IXYS Corp.		5,795	88,664
Kopin Corp.	*	10,484	36,170
Lattice Semiconductor Corp.	*	22,371	131,765
M/A-COM Technology Solutions Holdings, Inc.	*	4,029	154,109
Marvell Technology Group Ltd. (Bermuda)		77,904	1,027,164
Mattson Technology, Inc.	*	11,987	40,156
MaxLinear, Inc., Class A	*	10,155	122,876
Micrel, Inc.		7,360	102,304
Microsemi Corp.	*	17,114	598,134
MKS Instruments, Inc.		10,145	384,901
Monolithic Power Systems, Inc.		7,140	362,069
Nanometrics, Inc.	*	3,660	58,999
NeoPhotonics Corp.	*	4,471	40,820
NVE Corp.		771	60,446
OmniVision Technologies, Inc.	*	9,565	250,555
ON Semiconductor Corp.	*	76,852	898,400
PDF Solutions, Inc.	*	4,882	78,112
Pericom Semiconductor Corp.		5,204	68,433
Photronics, Inc.	*	11,167	106,198
PMC-Sierra, Inc.	*	31,707	271,412
Power Integrations, Inc.		5,526	249,665
Rambus, Inc.	*	19,622	284,323
Rudolph Technologies, Inc.	*	5,424	65,142
Semtech Corp.	*	11,469	227,660
Sigma Designs, Inc.	*	5,668	67,619
Silicon Laboratories, Inc.	*	7,659	413,663
SunEdison, Inc.	*	49,108	1,468,820
SunPower Corp.	*†	8,859	251,684
Synaptics, Inc.	*	6,702	581,298
Teradyne, Inc.		36,990	713,537
Tessera Technologies, Inc.		10,128	384,661
Ultra Clean Holdings, Inc.	*	4,140	25,792
Ultratech, Inc.	*	4,638	86,081
Veeco Instruments, Inc.	*	7,852	225,666
Xcerra Corp.	*	8,847	66,972

			17,752,181

Software—4.0%
A10 Networks, Inc.	*	2,048	13,189
ACI Worldwide, Inc.	*	20,577	505,577
Advent Software, Inc.		9,669	427,467
American Software, Inc., Class A		3,570	33,915
ANSYS, Inc.	*	16,072	1,466,409
Aspen Technology, Inc.	*	15,627	711,810
AVG Technologies NV (Netherlands)	*	5,989	162,961
Barracuda Networks, Inc.	*	1,892	74,961
Blackbaud, Inc.		8,659	493,130

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Bottomline Technologies de, Inc.	*	7,299	$202,985
BroadSoft, Inc.	*	5,660	195,666
Cadence Design Systems, Inc.	*	52,247	1,027,176
Callidus Software, Inc.	*	10,914	170,040
Code Rebel Corp.	*	283	9,161
CommVault Systems, Inc.	*	8,682	368,204
Comverse, Inc.	*	3,789	76,083
Cyan, Inc.	*	5,700	29,868
Digimarc Corp.	*†	993	44,824
Digital Turbine, Inc.	*	12,757	38,526
Ebix, Inc.	†	4,796	156,398
Ellie Mae, Inc.	*†	5,388	376,029
EnerNOC, Inc.	*	4,402	42,699
Epiq Systems, Inc.		4,713	79,555
ePlus, Inc.	*	904	69,292
FactSet Research Systems, Inc.		7,465	1,213,137
Fair Isaac Corp.		5,747	521,713
FireEye, Inc.	*	23,805	1,164,303
Fleetmatics Group plc (Ireland)	*	6,374	298,494
Fortinet, Inc.	*	25,225	1,042,549
Gigamon, Inc.	*	4,019	132,587
Globant SA (Luxembourg)	*	2,557	77,810
Glu Mobile, Inc.	*†	20,771	128,988
Guidance Software, Inc.	*†	2,669	22,606
Guidewire Software, Inc.	*	12,708	672,634
HubSpot, Inc.	*	3,107	154,045
Imperva, Inc.	*	4,986	337,552
Infoblox, Inc.	*	10,997	288,231
Informatica Corp.	*	19,003	921,075
Interactive Intelligence Group, Inc.	*	3,089	137,368
Jive Software, Inc.	*	6,532	34,293
King Digital Entertainment plc (Ireland)		12,874	183,455
Manhattan Associates, Inc.	*	13,182	786,306
Mentor Graphics Corp.		17,566	464,269
MicroStrategy, Inc., Class A	*	1,565	266,175
MobileIron, Inc.	*†	2,020	11,938
Model N, Inc.	*	3,185	37,933
Monotype Imaging Holdings, Inc.		7,430	179,137
NetScout Systems, Inc.	*	6,836	250,676
NetSuite, Inc.	*	7,149	655,921
Nuance Communications, Inc.	*	45,269	792,660
Park City Group, Inc.	*†	1,600	19,824
Paycom Software, Inc.	*	5,164	176,351
Pegasystems, Inc.		5,938	135,921
Progress Software Corp.	*	9,869	271,398
Proofpoint, Inc.	*	7,342	467,465
PROS Holdings, Inc.	*	3,855	81,379
PTC, Inc.	*	20,602	845,094
QAD, Inc., Class A		986	26,060
Qlik Technologies, Inc.	*	16,791	587,013
Qualys, Inc.	*†	4,326	174,554
Rally Software Development Corp.	*	4,111	79,959
RealPage, Inc.	*	8,981	171,268
Rovi Corp.	*†	17,493	279,013
Rubicon Project, Inc. (The)	*	4,246	63,520
Sapiens International Corp. NV (Israel)		3,979	41,302
SeaChange International, Inc.	*	5,522	38,709
Silver Spring Networks, Inc.	*†	5,731	71,122
SolarWinds, Inc.	*	12,044	555,590
Solera Holdings, Inc.		12,037	536,369

		Shares	Value
Splunk, Inc.	*	22,355	$1,556,355
SS&C Technologies Holdings, Inc.		12,280	767,500
Synchronoss Technologies, Inc.	*	7,055	322,625
Synopsys, Inc.	*	27,702	1,403,106
Tableau Software, Inc., Class A	*	8,621	994,001
Take-Two Interactive Software, Inc.	*	14,905	410,931
Tangoe, Inc.	*	6,522	82,047
TeleCommunication Systems, Inc., Class A	*	7,640	25,288
TeleNav, Inc.	*	4,267	34,349
TiVo, Inc.	*	17,362	176,051
TubeMogul, Inc.	*	578	8,260
Tyler Technologies, Inc.	*	5,956	770,587
Ultimate Software Group, Inc. (The)	*	5,104	838,791
Varonis Systems, Inc.	*†	985	21,759
VASCO Data Security International, Inc.	*†	5,034	151,977
Verint Systems, Inc.	*	10,790	655,439
VirnetX Holding Corp.	*†	7,740	32,508
Workiva, Inc.	*†	1,260	17,426
Yodlee, Inc.	*	1,224	17,675
Zendesk, Inc.	*	8,789	195,204
Zix Corp.	*	9,536	49,301
Zynga, Inc., Class A	*	127,584	364,890

			31,069,761

Specialty Retail—3.2%
Aaron’s, Inc.		11,702	423,729
Abercrombie & Fitch Co., Class A	†	13,404	288,320
American Eagle Outfitters, Inc.		36,161	622,692
America’s Car-Mart, Inc.	*	1,569	77,383
ANN, Inc.	*	8,527	411,769
Asbury Automotive Group, Inc.	*	4,897	443,766
Ascena Retail Group, Inc.	*	24,015	399,970
AutoNation, Inc.	*	12,731	801,798
Barnes & Noble, Inc.	*	8,802	228,500
bebe stores, Inc.		8,935	17,870
Big 5 Sporting Goods Corp.		4,027	57,224
Boot Barn Holdings, Inc.	*	1,009	32,288
Buckle, Inc. (The)	†	4,773	218,460
Build-A-Bear Workshop, Inc.	*	1,985	31,740
Cabela’s, Inc.	*	9,418	470,712
Caleres, Inc.		7,389	234,822
Cato Corp. (The), Class A		4,713	182,676
Chico’s FAS, Inc.		25,717	427,674
Children’s Place, Inc. (The)		3,720	243,325
Christopher & Banks Corp.	*	5,820	23,338
Citi Trends, Inc.	*	3,282	79,424
Conn’s, Inc.	*†	4,892	194,212
Container Store Group, Inc.(The)	*†	2,409	40,640
CST Brands, Inc.		13,615	531,802
Destination XL Group, Inc.	*	8,855	44,364
Dick’s Sporting Goods, Inc.		16,483	853,325
DSW, Inc., Class A		13,331	444,855
Express, Inc.	*	16,183	293,074
Finish Line, Inc. (The), Class A		8,628	240,031
Five Below, Inc.	*	9,423	372,491
Foot Locker, Inc.		25,094	1,681,549
Francesca’s Holdings Corp.	*	6,736	90,734

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
GameStop Corp., Class A	†	19,166	$823,371
Genesco, Inc.	*	4,131	272,770
GNC Holdings, Inc., Class A		15,552	691,753
Group 1 Automotive, Inc.		4,317	392,113
Guess?, Inc.		10,311	197,662
Haverty Furniture Cos., Inc.		3,359	72,622
Hibbett Sports, Inc.	*	4,967	231,363
Kirkland’s, Inc.		2,193	61,119
Lithia Motors, Inc., Class A		4,128	467,124
Lumber Liquidators Holdings, Inc.	*†	4,866	100,775
MarineMax, Inc.	*	5,242	123,239
Mattress Firm Holding Corp.	*†	3,562	217,104
Men’s Wearhouse, Inc. (The)		8,549	547,734
Michaels Cos., Inc. (The)	*	10,491	282,313
Monro Muffler Brake, Inc.		5,981	371,779
Murphy USA, Inc.	*	8,400	468,888
Office Depot, Inc.	*	96,366	834,530
Outerwall, Inc.	†	3,549	270,114
Party City Holdco, Inc.	*	4,028	81,648
Penske Automotive Group, Inc.		7,830	408,021
Pep Boys-Manny, Moe & Jack (The)	*	10,379	127,350
Pier 1 Imports, Inc.		16,713	211,085
Rent-A-Center, Inc.		9,393	266,292
Restoration Hardware Holdings, Inc.	*	5,897	575,724
Sally Beauty Holdings, Inc.	*	28,184	890,051
Select Comfort Corp.	*	9,527	286,477
Shoe Carnival, Inc.		3,350	96,681
Sonic Automotive, Inc., Class A		6,032	143,743
Sportsman’s Warehouse Holdings, Inc.	*†	1,594	18,124
Stage Stores, Inc.	†	6,014	105,425
Stein Mart, Inc.		5,811	60,841
Systemax, Inc.	*	1,358	11,733
Tile Shop Holdings, Inc.	*†	4,808	68,226
Tilly’s, Inc., Class A	*	1,567	15,153
Ulta Salon Cosmetics & Fragrance, Inc.	*	11,463	1,770,460
Urban Outfitters, Inc.	*	17,530	613,550
Vitamin Shoppe, Inc.	*	5,873	218,887
West Marine, Inc.	*	3,373	32,516
Williams-Sonoma, Inc.		16,402	1,349,393
Winmark Corp.		356	35,066
Zumiez, Inc.	*	3,482	92,726

			24,410,102

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp.	*†	19,309	376,912
Avid Technology, Inc.	*	5,174	69,021
Cray, Inc.	*	7,969	235,165
Diebold, Inc.		11,474	401,590
Dot Hill Systems Corp.	*	9,656	59,095
Eastman Kodak Co.	*†	2,841	47,729
Electronics For Imaging, Inc.	*	8,827	384,063
Imation Corp.	*	9,204	37,368
Immersion Corp.	*	5,977	75,729
Lexmark International, Inc., Class A		11,222	496,012
NCR Corp.	*	30,422	915,702
Nimble Storage, Inc.	*†	8,285	232,477

		Shares	Value
QLogic Corp.	*	16,769	$237,952
Quantum Corp.	*	33,664	56,555
Silicon Graphics International Corp.	*†	6,293	40,716
Stratasys Ltd.	*†	8,699	303,856
Super Micro Computer, Inc.	*	7,006	207,237
Violin Memory, Inc.	*†	13,217	32,382

			4,209,561

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.		9,384	997,519
Cherokee, Inc.		2,244	63,236
Columbia Sportswear Co.		5,092	307,862
Crocs, Inc.	*	15,828	232,830
Culp, Inc.		1,780	55,180
Deckers Outdoor Corp.	*	6,122	440,600
Fossil Group, Inc.	*	7,545	523,321
G-III Apparel Group Ltd.	*	7,227	508,419
Iconix Brand Group, Inc.	*	8,774	219,087
Kate Spade & Co.	*	23,044	496,368
lululemon athletica, Inc. (Canada)	*	19,280	1,258,984
Movado Group, Inc.		2,952	80,176
Oxford Industries, Inc.		2,482	217,051
Perry Ellis International, Inc.	*	2,045	48,610
Quiksilver, Inc.	*†	26,575	17,614
Sequential Brands Group, Inc.	*†	2,717	41,543
Skechers U.S.A., Inc., Class A	*	7,249	795,868
Steven Madden Ltd.	*	10,610	453,896
Superior Uniform Group, Inc.		1,946	32,187
Tumi Holdings, Inc.	*	8,914	182,915
Unifi, Inc.	*	3,223	107,971
Vera Bradley, Inc.	*	3,595	40,516
Vince Holding Corp.	*	1,928	23,097
Wolverine World Wide, Inc.		18,151	516,940

			7,661,790

Thrifts & Mortgage Finance—1.0%
Anchor BanCorp Wisconsin, Inc.	*	1,088	41,322
Astoria Financial Corp.		17,095	235,740
Bank Mutual Corp.		9,174	70,365
BankFinancial Corp.		3,338	39,322
BBX Capital Corp., Class A	*†	1,182	19,196
Bear State Financial, Inc.	*	3,492	32,615
Beneficial Bancorp, Inc.	*	13,779	172,100
BofI Holding, Inc.	*	2,919	308,567
Brookline Bancorp, Inc.		13,692	154,583
Capitol Federal Financial, Inc.		26,562	319,806
Charter Financial Corp.		2,121	26,322
Clifton Bancorp, Inc.		4,406	61,640
Dime Community Bancshares, Inc.		5,399	91,459
Essent Group Ltd. (Bermuda)	*	8,671	237,152
EverBank Financial Corp.		15,600	306,540
Federal Agricultural Mortgage Corp., Class C		2,090	60,735
First Defiance Financial Corp.		1,548	58,096
Flagstar Bancorp, Inc.	*	3,160	58,397
Fox Chase Bancorp, Inc.		2,827	47,833
Heritage Financial Group, Inc.		1,481	44,697
Hingham Institution for Savings		344	39,598
HomeStreet, Inc.	*	5,119	116,816
Hudson City Bancorp, Inc.		95,867	947,166
Impac Mortgage Holdings, Inc.	*	2,260	43,256
Kearny Financial Corp./MD	*	15,392	171,775
Ladder Capital Corp. REIT		6,653	115,430

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
LendingTree, Inc.	*	1,079	$84,820
Meridian Bancorp, Inc.	*	9,036	121,173
Meta Financial Group, Inc.		883	37,898
MGIC Investment Corp.	*	60,906	693,110
Nationstar Mortgage Holdings, Inc.	*†	6,708	112,694
NMI Holdings, Inc., Class A	*	8,136	65,251
Northfield Bancorp, Inc.		9,809	147,625
Northwest Bancshares, Inc.		16,950	217,299
OceanFirst Financial Corp.		1,812	33,794
Ocwen Financial Corp.	*†	16,651	169,840
Oritani Financial Corp.		8,540	137,067
PennyMac Financial Services, Inc., Class A	*	2,032	36,820
Provident Financial Services, Inc.		11,086	210,523
Radian Group, Inc.		34,571	648,552
Stonegate Mortgage Corp.	*†	4,364	43,945
Territorial Bancorp, Inc.		1,756	42,601
TFS Financial Corp.		13,559	228,062
TrustCo Bank Corp. NY		15,928	111,974
United Community Financial Corp./OH		13,341	71,374
United Financial Bancorp, Inc.		8,806	118,441
Walker & Dunlop, Inc.	*	3,171	84,792
Washington Federal, Inc.		17,557	409,956
Waterstone Financial, Inc.		5,674	74,897
WSFS Financial Corp.		4,974	136,039

			7,859,075

Tobacco—0.1%
Universal Corp.	†	4,068	233,178
Vector Group Ltd.	†	12,941	303,596

			536,774

Trading Companies & Distributors—0.9%
Air Lease Corp.		18,852	639,083
Aircastle Ltd.		11,324	256,715
Applied Industrial Technologies, Inc.		7,486	296,820
Beacon Roofing Supply, Inc.	*	8,899	295,625
CAI International, Inc.	*	2,855	58,784
DXP Enterprises, Inc.	*	2,271	105,601
GATX Corp.		8,354	444,015
H&E Equipment Services, Inc.		6,185	123,514
HD Supply Holdings, Inc.	*	29,282	1,030,141
Kaman Corp.		5,326	223,372
Lawson Products, Inc./DE	*	1,517	35,619
MRC Global, Inc.	*	19,397	299,490
MSC Industrial Direct Co., Inc., Class A		8,802	614,116
Neff Corp., Class A	*	1,829	18,455
NOW, Inc.	*†	20,212	402,421
Real Industry, Inc.	*	3,920	44,492
Rush Enterprises, Inc., Class A	*	5,998	157,208
Stock Building Supply Holdings, Inc.	*	2,427	47,448
TAL International Group, Inc.	*†	6,450	203,820
Textainer Group Holdings Ltd. (Bermuda)	†	4,142	107,733
Titan Machinery, Inc.	*†	2,896	42,658
Veritiv Corp.	*	1,304	47,544
Watsco, Inc.		4,599	569,080

			Shares	Value
WESCO International, Inc.		*	7,914	$543,217

				6,606,971

Transportation Infrastructure—0.1%
Macquarie Infrastructure Corp.			11,848	979,000
Wesco Aircraft Holdings, Inc.		*	9,134	138,380

				1,117,380

Water Utilities—0.4%
American States Water Co.			7,394	276,462
American Water Works Co., Inc.			32,089	1,560,488
Aqua America, Inc.			31,655	775,231
Artesian Resources Corp., Class A			1,201	25,329
California Water Service Group			9,216	210,586
Connecticut Water Service, Inc.			2,093	71,497
Consolidated Water Co. Ltd. (Cayman Islands)			3,860	48,636
Middlesex Water Co.			2,518	56,806
SJW Corp.			2,960	90,842
York Water Co.			2,142	44,682

				3,160,559

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc.		*	3,174	26,217
NTELOS Holdings Corp.		*	2,906	13,426
RingCentral, Inc., Class A		*	9,046	167,261
Shenandoah Telecommunications Co.			4,906	167,932
Spok Holdings, Inc.			3,582	60,321
Telephone & Data Systems, Inc.			15,625	459,375
United States Cellular Corp.		*	2,164	81,519

				976,051

TOTAL COMMON STOCKS
(Cost $567,422,393)				760,084,904

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.057%	09/17/2015	‡‡	$655,000	655,007
0.050%	12/10/2015	‡‡	100,000	99,983

				754,990

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $754,898)				754,990

			Shares	Value
RIGHTS—0.0%
Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	3,478	—

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
RIGHTS—(Continued)
Health Care Providers & Services—0.0%
BioScrip, Inc., Expires 07/27/2015	*‡d	43	$—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR	*‡d	2,916	—
Furiex Pharmaceuticals, Inc. CVR	*‡	1,264	12,640

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR	*‡	10,198	28,350

TOTAL RIGHTS
(Cost $—)			40,990

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp.	*‡d	200	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016	*†‡	2,734	328

TOTAL WARRANTS
(Cost $—)			328

MONEY MARKET FUNDS—9.1%
Institutional Money Market Funds—9.1%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	9,000,000	9,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		¥13,197,239	13,197,239
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%	††¥	11,669,483	11,669,483
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%	††¥	9,400,000	9,400,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	9,000,000	9,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	9,000,000	9,000,000

		Shares	Value
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	9,000,000	$9,000,000

TOTAL MONEY MARKET FUNDS
(Cost $70,266,722)			70,266,722

TOTAL INVESTMENTS—107.5%
(Cost $638,444,013)			831,147,934
Other assets less liabilities—(7.5%)			(57,633,949)

NET ASSETS—100.0%			$773,513,985

Notes to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2015.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $41,318)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—98.2%
Australia—6.9%
AGL Energy Ltd.		14,327	$171,622
Alumina Ltd.		56,582	66,603
Amcor Ltd.		25,116	265,413
AMP Ltd.		61,053	283,305
APA Group (STAPLED SECURITY)		22,355	141,989
Aristocrat Leisure Ltd.		11,305	66,664
Asciano Ltd.		20,125	103,126
ASX Ltd.		4,254	130,829
Aurizon Holdings Ltd.		43,435	171,582
AusNet Services (STAPLED SECURITY)		35,545	38,237
Australia & New Zealand Banking Group Ltd.		57,024	1,415,174
Bank of Queensland Ltd.	†	8,103	79,729
Bendigo & Adelaide Bank Ltd.		9,545	90,254
BHP Billiton Ltd.		66,213	1,350,667
BHP Billiton plc		43,462	854,536
Boral Ltd.		17,810	80,232
Brambles Ltd.		32,621	266,113
Caltex Australia Ltd.		5,397	132,486
CIMIC Group Ltd.		2,341	39,217
Coca-Cola Amatil Ltd.		11,804	83,265
Cochlear Ltd.		1,176	72,675
Commonwealth Bank of Australia		33,463	2,194,401
Computershare Ltd.		10,689	96,270
Crown Resorts Ltd.		7,806	73,345
CSL Ltd.		9,731	648,730
Dexus Property Group REIT		19,062	107,262
Federation Centres REIT		68,717	154,621
Flight Centre Travel Group Ltd.	†	1,052	27,650
Fortescue Metals Group Ltd.	†	30,180	44,448
Goodman Group REIT		35,333	170,647
GPT Group (The) REIT	†	34,422	113,478
Harvey Norman Holdings Ltd.		10,998	38,190
Healthscope Ltd.		24,482	51,264
Iluka Resources Ltd.		8,491	50,213
Incitec Pivot Ltd.	†	37,354	110,745
Insurance Australia Group Ltd.		48,847	210,012
Lend Lease Group (STAPLED SECURITY)		11,336	131,070
Macquarie Group Ltd.		6,044	378,689
Medibank Pvt Ltd.	*	58,985	91,398
Mirvac Group REIT		81,090	115,527
National Australia Bank Ltd.		53,902	1,384,423
Newcrest Mining Ltd.	*	15,398	155,045
Orica Ltd.	†	7,582	124,457
Origin Energy Ltd.		23,141	213,575
Platinum Asset Management Ltd.		4,617	26,608
Qantas Airways Ltd.	*	10,729	26,071
QBE Insurance Group Ltd.		28,365	298,686
Ramsay Health Care Ltd.		2,754	130,451
REA Group Ltd.		1,013	30,555
Santos Ltd.	†	20,206	121,997
Scentre Group REIT		112,189	324,081
Seek Ltd.		6,528	70,742
Sonic Healthcare Ltd.		8,011	131,915
South32 Ltd.	*	68,690	94,866
South32 Ltd.	*	45,490	61,469
Stockland REIT		48,173	152,117
Suncorp Group Ltd.		26,539	274,574

		Shares	Value
Sydney Airport (STAPLED SECURITY)		24,480	$93,934
Tabcorp Holdings Ltd.		17,824	62,478
Tatts Group Ltd.		30,349	87,018
Telstra Corp. Ltd.		89,254	422,399
TPG Telecom Ltd.		6,191	42,762
Transurban Group (STAPLED SECURITY)		38,098	273,148
Treasury Wine Estates Ltd.		12,908	49,571
Wesfarmers Ltd.		23,395	703,561
Westfield Corp. REIT		41,555	291,871
Westpac Banking Corp.		64,352	1,592,199
Woodside Petroleum Ltd.		15,550	410,313
Woolworths Ltd.	†	25,897	538,120
WorleyParsons Ltd.		4,768	38,281

			18,938,965

Austria—0.2%
Andritz AG		1,454	80,517
Erste Group Bank AG	*	5,620	160,122
OMV AG		3,151	86,746
Raiffeisen Bank International AG	*	2,730	39,725
voestalpine AG	†	2,255	93,982

			461,092

Belgium—1.3%
Ageas		4,285	165,330
Anheuser-Busch InBev NV		16,595	1,997,050
Colruyt SA		1,527	68,498
Delhaize Group		2,125	172,842
Groupe Bruxelles Lambert SA		1,714	138,211
KBC Groep NV		5,227	350,409
Proximus		3,337	118,086
Solvay SA		1,194	164,492
Telenet Group Holding NV	*	1,140	62,024
UCB SA		2,589	186,163
Umicore SA		1,948	92,504

			3,515,609

Bermuda—0.0%
Seadrill Ltd.	†	7,457	77,445

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		41,000	43,063

Denmark—1.6%
A.P. Moller-Maersk A/S, Class A		82	143,812
A.P. Moller-Maersk A/S, Class B		150	271,206
Carlsberg A/S, Class B		2,269	205,584
Coloplast A/S, Class B		2,377	155,891
Danske Bank A/S		14,450	424,787
DSV A/S		3,797	122,950
ISS A/S		3,137	103,319
Novo Nordisk A/S, Class B		39,244	2,153,510
Novozymes A/S, Class B		5,005	237,791
Pandora A/S		2,388	256,242
TDC A/S		16,446	120,555
Tryg A/S		2,455	51,187
Vestas Wind Systems A/S		4,636	231,075
William Demant Holding A/S	*	442	33,690

			4,511,599

Finland—0.8%
Elisa Oyj		2,815	89,188

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Fortum Oyj		9,211	$163,633
Kone Oyj, Class B		6,376	258,802
Metso Oyj	†	2,482	68,215
Neste Oyj		2,603	66,403
Nokia Oyj		76,416	520,925
Nokian Renkaat Oyj		2,497	78,232
Orion Oyj, Class B		1,954	68,446
Sampo Oyj, Class A		9,269	436,820
Stora Enso Oyj, Class R		11,146	114,862
UPM-Kymmene Oyj		11,435	202,353
Wartsila Oyj Abp		3,034	142,164

			2,210,043

France—9.4%
Accor SA		4,352	220,255
Aeroports de Paris		587	66,308
Air Liquide SA		7,101	901,050
Airbus Group SE		12,258	798,454
Alcatel-Lucent	*	58,351	212,820
Alstom SA	*	4,600	130,660
Arkema SA		1,424	102,937
Atos SE		1,709	127,702
AXA SA		40,737	1,032,758
BNP Paribas SA		21,831	1,324,765
Bollore SA		19,093	102,137
Bouygues SA		4,267	160,415
Bureau Veritas SA		5,001	115,283
Cap Gemini SA		3,082	273,424
Carrefour SA		11,645	374,195
Casino Guichard Perrachon SA		1,223	92,829
Christian Dior SE		1,137	222,589
Cie de Saint-Gobain		9,781	441,528
Cie Generale des Etablissements Michelin		3,890	409,321
CNP Assurances		3,623	60,637
Credit Agricole SA	†	21,289	317,844
Danone SA		11,916	771,852
Dassault Systemes SA		2,734	198,473
Edenred		4,254	105,111
Electricite de France SA		5,341	119,471
Essilor International SA		4,259	510,231
Eurazeo SA		745	49,483
Eutelsat Communications SA		3,336	107,764
Fonciere Des Regions REIT		566	48,155
GDF Suez		30,467	567,245
Gecina SA REIT		662	81,665
Groupe Eurotunnel SE (Registered)		9,895	143,470
Hermes International		554	206,852
ICADE REIT		653	46,708
Iliad SA		568	126,291
Imerys SA		759	58,225
JCDecaux SA		1,650	69,000
Kering		1,562	279,266
Klepierre REIT		3,475	153,211
Lafarge SA		3,923	259,377
Lagardere SCA		2,448	71,631
Legrand SA		5,572	313,603
L’Oreal SA		5,199	930,211
LVMH Moet Hennessy Louis Vuitton SE		5,751	1,011,086
Natixis SA		20,340	146,801
Numericable-SFR	*	2,106	112,032

		Shares	Value
Orange SA		38,070	$588,347
Pernod Ricard SA		4,463	515,934
Peugeot SA	*	8,273	170,604
Publicis Groupe SA		3,827	283,669
Remy Cointreau SA		587	42,408
Renault SA		3,932	412,260
Rexel SA		5,567	89,833
Safran SA		5,972	405,854
Sanofi		24,515	2,425,268
Schneider Electric SE		11,567	800,888
SCOR SE		3,131	110,717
Societe BIC SA		585	93,312
Societe Generale SA		14,894	698,883
Sodexo SA		2,023	192,585
Suez Environnement Co.		6,532	121,946
Technip SA		2,239	138,760
Thales SA		2,015	121,748
TOTAL SA		44,182	2,167,170
Unibail-Rodamco SE (Paris Exchange) REIT		2,061	523,504
Valeo SA		1,627	257,364
Vallourec SA		2,068	42,248
Veolia Environnement SA		9,227	188,918
Vinci SA		9,895	574,283
Vivendi SA		23,922	606,581
Wendel SA		575	70,656
Zodiac Aerospace		4,047	131,826

			25,750,691

Germany—8.2%
adidas AG		4,415	337,811
Allianz SE (Registered)		9,424	1,469,683
Axel Springer SE		977	51,312
BASF SE		18,948	1,667,291
Bayer AG (Registered)		17,074	2,391,045
Bayerische Motoren Werke AG		6,807	745,465
Beiersdorf AG		2,135	178,892
Brenntag AG	†	3,211	184,252
Commerzbank AG	*	21,361	273,071
Continental AG		2,256	534,170
Daimler AG (Registered)		19,867	1,809,797
Deutsche Annington Immobilien SE		9,105	256,925
Deutsche Bank AG (Registered)		28,377	853,203
Deutsche Boerse AG		4,065	336,695
Deutsche Lufthansa AG (Registered)	*	5,181	66,846
Deutsche Post AG (Registered)		19,886	581,055
Deutsche Telekom AG (Registered)		65,410	1,127,688
Deutsche Wohnen AG		6,101	139,871
E.ON SE		41,059	547,500
Evonik Industries AG		1,955	74,648
Fraport AG Frankfurt Airport Services Worldwide		826	51,883
Fresenius Medical Care AG & Co. KGaA		4,548	376,512
Fresenius SE & Co. KGaA		7,874	505,562
GEA Group AG		3,680	164,176
Hannover Rueck SE		1,231	119,144
HeidelbergCement AG		2,925	231,826
Henkel AG & Co. KGaA		2,101	200,343
Hugo Boss AG		1,342	150,031
Infineon Technologies AG		22,973	285,086

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
K+S AG (Registered)		3,624	$152,816
Kabel Deutschland Holding AG	*	485	64,900
Lanxess AG		1,835	108,269
Linde AG		3,818	723,563
MAN SE		791	81,493
Merck KGaA		2,692	268,366
Metro AG		3,209	101,354
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)		3,551	629,573
OSRAM Licht AG		2,007	96,016
ProSiebenSat.1 Media AG (Registered)		4,432	218,915
RWE AG		10,156	218,439
SAP SE		20,266	1,420,166
Siemens AG (Registered)		16,358	1,654,962
Symrise AG		2,681	166,504
Telefonica Deutschland Holding AG		11,974	68,979
ThyssenKrupp AG		7,436	193,443
TUI AG		9,661	156,318
United Internet AG (Registered)		2,588	115,024
Volkswagen AG		644	149,116

			22,299,999

Hong Kong—3.1%
AIA Group Ltd.		248,400	1,624,203
ASM Pacific Technology Ltd.		5,500	54,430
Bank of East Asia Ltd.		23,720	103,628
BOC Hong Kong Holdings Ltd.		76,500	318,397
Cathay Pacific Airways Ltd.		24,000	58,966
Cheung Kong Infrastructure Holdings Ltd.		14,000	108,674
Cheung Kong Property Holdings Ltd.	*	57,964	480,818
CK Hutchison Holdings Ltd.		55,464	815,431
CLP Holdings Ltd.		39,500	335,713
First Pacific Co. Ltd.		47,250	39,828
Galaxy Entertainment Group Ltd.		49,833	198,284
Hang Lung Properties Ltd.		46,000	136,708
Hang Seng Bank Ltd.		16,100	314,448
Henderson Land Development Co. Ltd.		24,519	167,610
HKT Trust & HKT Ltd. (STAPLED SECURITY)		61,100	71,798
Hong Kong & China Gas Co. Ltd.		142,891	299,407
Hong Kong Exchanges and Clearing Ltd.		23,100	813,919
Hysan Development Co. Ltd.		13,000	56,296
Kerry Properties Ltd.		15,500	60,757
Li & Fung Ltd.		121,200	96,084
Link (The) REIT		47,500	277,967
MTR Corp. Ltd.		31,000	144,230
New World Development Co. Ltd.		106,866	139,636
Noble Group Ltd.		92,409	52,062
NWS Holdings Ltd.		36,500	52,762
PCCW Ltd.		90,000	53,681
Power Assets Holdings Ltd.		28,500	259,846
Shangri-La Asia Ltd.		20,000	27,885
Sino Land Co. Ltd.		61,000	101,816

		Shares	Value
SJM Holdings Ltd.	†	42,000	$45,413
Sun Hung Kai Properties Ltd.		35,083	567,740
Swire Pacific Ltd., Class A		12,500	156,962
Swire Properties Ltd.		23,800	75,910
Techtronic Industries Co. Ltd.		27,500	89,915
WH Group Ltd.	*^	79,500	54,109
Wharf Holdings Ltd. (The)		28,915	192,156
Wheelock & Co. Ltd.		20,000	102,053
Yue Yuen Industrial Holdings Ltd.		15,500	51,846

			8,601,388

Ireland—0.9%
Bank of Ireland	*	557,220	225,561
CRH plc		16,918	476,969
Experian plc		20,889	379,937
James Hardie Industries plc CDI		9,103	121,163
Kerry Group plc, Class A		3,309	245,464
Shire plc		12,152	976,408

			2,425,502

Israel—0.6%
Azrieli Group		769	30,693
Bank Hapoalim BM		21,625	116,385
Bank Leumi Le-Israel BM	*	29,964	126,613
Bezeq Israeli Telecommunication Corp. Ltd.		37,466	63,803
Delek Group Ltd.		82	24,177
Israel Chemicals Ltd.		9,426	65,835
Israel Corp. Ltd. (The)		66	23,294
Mizrahi Tefahot Bank Ltd.		2,579	31,962
NICE-Systems Ltd.		1,178	74,817
Teva Pharmaceutical Industries Ltd.		17,727	1,049,048

			1,606,627

Italy—2.2%
Assicurazioni Generali SpA		24,217	436,482
Atlantia SpA		8,800	217,429
Banca Monte dei Paschi di Siena SpA	*	47,355	92,272
Banco Popolare SC	*	7,911	130,259
Enel Green Power SpA		39,986	78,165
Enel SpA		144,882	656,648
Eni SpA		52,369	930,158
EXOR SpA		2,198	104,998
Finmeccanica SpA	*	8,623	108,470
Intesa Sanpaolo SpA		260,970	947,709
Intesa Sanpaolo SpA RSP		20,778	66,337
Luxottica Group SpA		3,498	232,680
Mediobanca SpA		11,465	112,411
Pirelli & C. SpA		4,768	80,470
Prysmian SpA		3,947	85,320
Saipem SpA	*†	6,108	64,544
Snam SpA		43,578	207,389
Telecom Italia SpA	*	205,426	261,058
Telecom Italia SpA RSP		122,663	125,087
Terna Rete Elettrica Nazionale SpA		31,986	141,434
UniCredit SpA		98,316	660,770
Unione di Banche Italiane SCpA		18,139	145,550
UnipolSai SpA		14,660	36,318

			5,921,958

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Japan—22.6%
ABC-Mart, Inc.		600	$36,721
Acom Co. Ltd.	*†	8,000	30,667
Advantest Corp.	†	3,100	32,232
Aeon Co. Ltd.		13,800	195,823
Aeon Credit Service Co. Ltd.	†	2,300	63,812
Aeon Mall Co. Ltd.		2,640	49,436
Air Water, Inc.		3,000	54,847
Aisin Seiki Co. Ltd.		3,900	165,825
Ajinomoto Co., Inc.		12,000	259,503
Alfresa Holdings Corp.		3,600	56,020
Amada Holdings Co. Ltd.		7,400	78,108
ANA Holdings, Inc.		26,000	70,495
Aozora Bank Ltd.		26,000	98,098
Asahi Glass Co. Ltd.	†	19,000	114,067
Asahi Group Holdings Ltd.	†	8,000	254,065
Asahi Kasei Corp.		27,000	221,470
Asics Corp.		3,300	85,250
Astellas Pharma, Inc.		44,075	627,886
Bandai Namco Holdings, Inc.		3,750	72,467
Bank of Kyoto Ltd. (The)		7,000	80,522
Bank of Yokohama Ltd. (The)		24,000	146,975
Benesse Holdings, Inc.	†	1,700	42,618
Bridgestone Corp.		13,300	491,602
Brother Industries Ltd.		4,900	69,318
Calbee, Inc.		1,500	63,192
Canon, Inc.	†	21,900	710,401
Casio Computer Co. Ltd.	†	4,600	90,734
Central Japan Railway Co.		3,000	541,364
Chiba Bank Ltd. (The)		14,000	106,607
Chiyoda Corp.		4,000	35,404
Chubu Electric Power Co., Inc.		13,300	198,225
Chugai Pharmaceutical Co. Ltd.		4,700	162,119
Chugoku Bank Ltd. (The)		3,200	50,438
Chugoku Electric Power Co., Inc. (The)		5,900	86,066
Citizen Holdings Co. Ltd.		5,200	36,279
COLOPL, Inc.	†	1,100	22,227
Credit Saison Co. Ltd.		3,000	64,232
Dai Nippon Printing Co. Ltd.		11,000	113,507
Daicel Corp.		6,000	76,993
Daihatsu Motor Co. Ltd.	†	3,900	55,509
Dai-ichi Life Insurance Co. Ltd. (The)		22,100	433,989
Daiichi Sankyo Co. Ltd.		12,902	238,436
Daikin Industries Ltd.		4,900	352,253
Daito Trust Construction Co. Ltd.		1,500	155,243
Daiwa House Industry Co. Ltd.		12,100	281,905
Daiwa Securities Group, Inc.		35,000	261,825
Denso Corp.		10,100	502,506
Dentsu, Inc.	†	4,400	227,623
Don Quijote Holdings Co. Ltd.		2,600	110,627
East Japan Railway Co.		7,000	629,295
Eisai Co. Ltd.		5,300	355,337
Electric Power Development Co. Ltd.		2,540	89,728
FamilyMart Co. Ltd.	†	1,200	55,182
FANUC Corp.		4,200	859,386
Fast Retailing Co. Ltd.		1,100	498,818
Fuji Electric Co. Ltd.		11,000	47,310
Fuji Heavy Industries Ltd.		12,000	441,249
FUJIFILM Holdings Corp.		9,600	342,605
Fujitsu Ltd.		39,000	217,907

		Shares	Value
Fukuoka Financial Group, Inc.		17,000	$88,113
GungHo Online Entertainment, Inc.	†	10,200	39,694
Gunma Bank Ltd. (The)		8,000	59,027
Hachijuni Bank Ltd. (The)		9,000	67,860
Hakuhodo DY Holdings, Inc.	†	5,000	53,472
Hamamatsu Photonics KK		2,800	82,564
Hankyu Hanshin Holdings, Inc.		25,000	147,574
Hikari Tsushin, Inc.		376	25,342
Hino Motors Ltd.		6,000	74,174
Hirose Electric Co. Ltd.	†	566	81,096
Hiroshima Bank Ltd. (The)		11,000	65,684
Hisamitsu Pharmaceutical Co., Inc.		1,200	46,584
Hitachi Chemical Co. Ltd.		2,300	41,425
Hitachi Construction Machinery Co. Ltd.		2,300	40,263
Hitachi High-Technologies Corp.		1,200	33,734
Hitachi Ltd.		101,000	665,342
Hitachi Metals Ltd.		4,000	61,494
Hokuhoku Financial Group, Inc.		25,007	58,998
Hokuriku Electric Power Co.		3,100	46,177
Honda Motor Co. Ltd.		33,600	1,085,947
HOYA Corp.		9,000	360,448
Hulic Co. Ltd.		4,800	42,538
Ibiden Co. Ltd.		2,200	37,205
Idemitsu Kosan Co. Ltd.		1,600	31,389
IHI Corp.		28,000	130,373
Iida Group Holdings Co. Ltd.		3,200	50,871
INPEX Corp.		18,300	207,722
Isetan Mitsukoshi Holdings Ltd.		7,540	134,707
Isuzu Motors Ltd.		11,900	156,123
ITOCHU Corp.		33,300	439,800
Itochu Techno-Solutions Corp.	†	1,200	29,884
Iyo Bank Ltd. (The)		5,300	65,068
J. Front Retailing Co. Ltd.		5,300	99,753
Japan Airlines Co. Ltd.		2,500	87,124
Japan Airport Terminal Co. Ltd.	†	895	48,711
Japan Display, Inc.	*	8,000	30,197
Japan Exchange Group, Inc.		5,500	178,305
Japan Prime Realty Investment Corp. REIT		17	52,783
Japan Real Estate Investment Corp. REIT		25	113,457
Japan Retail Fund Investment Corp. REIT		49	97,985
Japan Tobacco, Inc.		22,900	814,078
JFE Holdings, Inc.		10,200	225,990
JGC Corp.		4,000	75,509
Joyo Bank Ltd. (The)		13,000	72,793
JSR Corp.	†	3,500	61,787
JTEKT Corp.		4,700	88,879
JX Holdings, Inc.		46,410	200,090
Kajima Corp.	†	18,000	84,542
Kakaku.com, Inc.	†	2,900	41,959
Kamigumi Co. Ltd.		5,000	46,934
Kaneka Corp.		6,000	43,818
Kansai Electric Power Co., Inc. (The)	*	14,900	164,951
Kansai Paint Co. Ltd.		5,000	77,466
Kao Corp.		10,500	488,323
Kawasaki Heavy Industries Ltd.		30,000	139,836
KDDI Corp.	†	36,000	868,750
Keihan Electric Railway Co. Ltd.	†	11,000	64,057
Keikyu Corp.		9,000	67,890

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Keio Corp.		13,000	$92,987
Keisei Electric Railway Co. Ltd.		6,000	71,337
Keyence Corp.		972	523,886
Kikkoman Corp.		3,000	93,671
Kintetsu Corp.	†	39,000	132,810
Kirin Holdings Co. Ltd.		16,700	230,029
Kobe Steel Ltd.		65,000	109,357
Koito Manufacturing Co. Ltd.		2,100	81,768
Komatsu Ltd.		19,100	383,209
Konami Corp.		1,700	31,600
Konica Minolta, Inc.		9,400	109,558
Kubota Corp.		23,688	375,606
Kuraray Co. Ltd.		6,900	84,286
Kurita Water Industries Ltd.		2,000	46,588
Kyocera Corp.		6,800	353,549
Kyowa Hakko Kirin Co. Ltd.		5,000	65,339
Kyushu Electric Power Co., Inc.	*	9,000	104,345
Lawson, Inc.		1,300	88,961
LIXIL Group Corp.		5,800	115,047
M3, Inc.		4,200	84,426
Mabuchi Motor Co. Ltd.		1,100	69,578
Makita Corp.		2,600	140,813
Marubeni Corp.		35,500	203,722
Marui Group Co. Ltd.		5,400	72,957
Maruichi Steel Tube Ltd.		1,000	24,820
Mazda Motor Corp.		11,200	219,171
McDonald’s Holdings Co. Japan Ltd.	†	1,400	29,567
Medipal Holdings Corp.		2,800	45,605
MEIJI Holdings Co. Ltd.		1,302	167,997
Minebea Co. Ltd.		7,000	115,559
Miraca Holdings, Inc.		1,300	64,953
Mitsubishi Chemical Holdings Corp.		27,300	171,625
Mitsubishi Corp.		28,300	622,147
Mitsubishi Electric Corp.		40,000	516,508
Mitsubishi Estate Co. Ltd.		25,925	558,375
Mitsubishi Gas Chemical Co., Inc.		9,000	50,393
Mitsubishi Heavy Industries Ltd.		64,000	389,053
Mitsubishi Logistics Corp.		3,000	39,374
Mitsubishi Materials Corp.	†	23,000	88,314
Mitsubishi Motors Corp.	†	13,900	118,206
Mitsubishi Tanabe Pharma Corp.		4,800	71,913
Mitsubishi UFJ Financial Group, Inc.		263,140	1,893,152
Mitsubishi UFJ Lease & Finance Co. Ltd.		11,800	64,528
Mitsui & Co. Ltd.		35,400	480,949
Mitsui Chemicals, Inc.		16,000	59,444
Mitsui Fudosan Co. Ltd.		19,000	531,675
Mitsui OSK Lines Ltd.	†	23,000	73,623
Mixi, Inc.	†	800	39,690
Mizuho Financial Group, Inc.		478,580	1,035,519
MS&AD Insurance Group Holdings, Inc.		10,574	329,151
Murata Manufacturing Co. Ltd.		4,200	732,965
Nabtesco Corp.		2,600	65,218
Nagoya Railroad Co. Ltd.	†	18,955	70,874
NEC Corp.		52,000	157,360
Nexon Co. Ltd.		2,300	31,665
NGK Insulators Ltd.		5,477	140,929
NGK Spark Plug Co. Ltd.	†	3,600	99,699

		Shares	Value
NH Foods Ltd.		3,000	$68,414
NHK Spring Co. Ltd.		3,000	33,031
Nidec Corp.		4,500	336,770
Nikon Corp.	†	7,000	80,897
Nintendo Co. Ltd.		2,154	359,347
Nippon Building Fund, Inc. REIT		30	131,296
Nippon Electric Glass Co. Ltd.		7,500	37,927
Nippon Express Co. Ltd.		19,000	93,355
Nippon Paint Holdings Co. Ltd.		3,000	84,542
Nippon Prologis REIT, Inc. REIT		33	60,725
Nippon Steel & Sumitomo Metal Corp.		160,245	415,492
Nippon Telegraph & Telephone Corp.		15,600	564,966
Nippon Yusen K.K.		32,000	89,090
Nissan Motor Co. Ltd.		52,300	546,376
Nisshin Seifun Group, Inc.		4,081	54,242
Nissin Foods Holdings Co. Ltd.		1,200	52,576
Nitori Holdings Co. Ltd.		1,400	114,140
Nitto Denko Corp.		3,400	279,216
NOK Corp.		2,000	61,968
Nomura Holdings, Inc.		75,400	509,089
Nomura Real Estate Holdings, Inc.	†	2,700	56,669
Nomura Research Institute Ltd.		2,350	91,894
NSK Ltd.		10,000	154,192
NTT Data Corp.		2,600	113,544
NTT DOCOMO, Inc.		31,300	600,915
NTT Urban Development Corp.		2,400	23,839
Obayashi Corp.		13,000	94,798
Odakyu Electric Railway Co. Ltd.	†	12,000	111,963
Oji Holdings Corp.		18,000	78,225
Olympus Corp.		5,300	182,983
Omron Corp.		4,000	173,753
Ono Pharmaceutical Co. Ltd.		1,700	185,546
Oracle Corp. Japan		900	37,625
Oriental Land Co. Ltd.	†	4,200	267,914
ORIX Corp.		27,400	406,876
Osaka Gas Co. Ltd.		38,000	149,978
Otsuka Corp.		900	42,013
Otsuka Holdings Co. Ltd.		8,100	258,092
Panasonic Corp.		45,300	620,438
Park24 Co. Ltd.		2,000	34,239
Rakuten, Inc.		16,600	267,993
Recruit Holdings Co. Ltd.	†	3,000	91,483
Resona Holdings, Inc.		44,800	244,345
Ricoh Co. Ltd.		15,300	158,492
Rinnai Corp.		800	62,996
Rohm Co. Ltd.		2,000	133,998
Sankyo Co. Ltd.		900	31,863
Sanrio Co. Ltd.	†	900	24,453
Santen Pharmaceutical Co. Ltd.		7,500	106,115
SBI Holdings, Inc.		4,710	64,750
Secom Co. Ltd.		4,300	279,352
Sega Sammy Holdings, Inc.		4,048	52,929
Seibu Holdings, Inc.		2,700	62,525
Seiko Epson Corp.		5,400	95,690
Sekisui Chemical Co. Ltd.		9,000	110,484
Sekisui House Ltd.		12,100	192,160
Seven & i Holdings Co. Ltd.		15,440	662,772
Seven Bank Ltd.		13,000	60,180
Sharp Corp.	*†	36,000	43,744
Shikoku Electric Power Co., Inc.	†	3,900	58,382
Shimadzu Corp.		5,000	67,861
Shimamura Co. Ltd.	†	500	52,495

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Shimano, Inc.		1,600	$218,337
Shimizu Corp.		13,000	109,402
Shin-Etsu Chemical Co. Ltd.		8,600	533,294
Shinsei Bank Ltd.		37,000	74,565
Shionogi & Co. Ltd.		6,100	236,395
Shiseido Co. Ltd.		7,700	174,646
Shizuoka Bank Ltd. (The)		11,000	114,826
Showa Shell Sekiyu K.K.	†	4,400	38,445
SMC Corp.		1,051	316,266
SoftBank Corp.		20,000	1,178,060
Sompo Japan Nipponkoa Holdings, Inc.		6,875	251,737
Sony Corp.	*	24,000	681,525
Sony Financial Holdings, Inc.		3,400	59,530
Stanley Electric Co. Ltd.	†	3,200	66,646
Sumitomo Chemical Co. Ltd.	†	31,000	186,261
Sumitomo Corp.		23,800	277,018
Sumitomo Dainippon Pharma Co. Ltd.	†	4,000	44,081
Sumitomo Electric Industries Ltd.		15,600	241,447
Sumitomo Heavy Industries Ltd.		12,000	69,892
Sumitomo Metal Mining Co. Ltd.		10,481	159,405
Sumitomo Mitsui Financial Group, Inc.		26,500	1,179,759
Sumitomo Mitsui Trust Holdings, Inc.		68,740	314,458
Sumitomo Realty & Development Co. Ltd.		6,825	239,195
Sumitomo Rubber Industries Ltd.		3,600	55,765
Suntory Beverage & Food Ltd.		2,800	111,471
Suruga Bank Ltd.		4,000	85,685
Suzuken Co. Ltd.		1,606	51,381
Suzuki Motor Corp.		7,800	263,246
Sysmex Corp.		3,000	178,673
T&D Holdings, Inc.		12,300	183,363
Taiheiyo Cement Corp.		27,000	78,958
Taisei Corp.		21,000	120,561
Taisho Pharmaceutical Holdings Co. Ltd.		690	46,611
Taiyo Nippon Sanso Corp.		3,000	36,305
Takashimaya Co. Ltd.		5,000	45,322
Takeda Pharmaceutical Co. Ltd.		16,220	782,918
TDK Corp.		2,500	191,431
Teijin Ltd.		20,000	77,609
Terumo Corp.		6,600	158,269
THK Co. Ltd.		2,500	53,951
Tobu Railway Co. Ltd.		22,000	94,500
Toho Co. Ltd.		2,500	62,163
Toho Gas Co. Ltd.	†	9,000	53,281
Tohoku Electric Power Co., Inc.		9,200	124,563
Tokio Marine Holdings, Inc.		14,200	590,565
Tokyo Electric Power Co., Inc.	*	29,700	161,803
Tokyo Electron Ltd.		3,500	222,450
Tokyo Gas Co. Ltd.		47,000	249,508
Tokyo Tatemono Co. Ltd.		4,176	57,955
Tokyu Corp.		23,000	153,931
Tokyu Fudosan Holdings Corp.		10,200	78,612
TonenGeneral Sekiyu K.K.		5,000	46,510
Toppan Printing Co. Ltd.		10,000	83,599
Toray Industries, Inc.		31,000	262,033
Toshiba Corp.		83,000	284,632
TOTO Ltd.		6,000	108,143

		Shares	Value
Toyo Seikan Group Holdings Ltd.	†	3,400	$54,548
Toyo Suisan Kaisha Ltd.		2,000	72,874
Toyoda Gosei Co. Ltd.		1,200	28,925
Toyota Industries Corp.		3,500	199,312
Toyota Motor Corp.		56,500	3,780,827
Toyota Tsusho Corp.		4,300	115,383
Trend Micro, Inc.		2,200	75,255
Unicharm Corp.		7,900	187,661
United Urban Investment Corp. REIT		57	80,494
USS Co. Ltd.		4,600	82,961
West Japan Railway Co.		3,400	217,529
Yahoo! Japan Corp.		29,800	120,274
Yakult Honsha Co. Ltd.	†	1,800	106,613
Yamada Denki Co. Ltd.		13,300	53,204
Yamaguchi Financial Group, Inc.		4,000	49,809
Yamaha Corp.		3,900	78,603
Yamaha Motor Co. Ltd.		5,300	115,803
Yamato Holdings Co. Ltd.		7,400	143,084
Yamazaki Baking Co. Ltd.		2,000	33,302
Yaskawa Electric Corp.		5,000	63,952
Yokogawa Electric Corp.		4,200	54,093
Yokohama Rubber Co. Ltd. (The)	†	2,000	40,131

			61,824,068

Jersey, Channel Islands—0.0%
Randgold Resources Ltd.		1,806	121,140

Luxembourg—0.4%
Altice SA	*	1,851	255,363
ArcelorMittal		20,218	196,349
Millicom International Cellular SA SDR		1,423	104,975
RTL Group SA		749	67,710
SES SA FDR		6,698	225,173
Tenaris SA		10,308	139,037

			988,607

Macau—0.1%
MGM China Holdings Ltd.	†	22,800	37,230
Sands China Ltd.		50,494	169,700
Wynn Macau Ltd.	†	36,856	61,412

			268,342

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		4,434	48,352

Netherlands—3.4%
Aegon NV		36,847	271,864
Akzo Nobel NV	†	5,184	378,479
ASML Holding NV		7,210	749,966
Delta Lloyd NV	†	4,966	81,490
Gemalto NV		1,632	145,881
Heineken Holding NV		2,072	145,226
Heineken NV		4,864	369,797
ING Groep NV CVA		79,532	1,320,659
Koninklijke Ahold NV		18,673	350,542
Koninklijke Boskalis Westminster NV		1,713	84,087

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Koninklijke DSM NV	†	3,775	$219,178
Koninklijke KPN NV		68,354	262,058
Koninklijke Philips NV	†	19,159	488,985
Koninklijke Vopak NV		1,409	71,264
NN Group NV		2,724	76,714
OCI NV	*	1,830	51,865
Qiagen NV	*	4,888	120,131
Randstad Holding NV		2,657	172,884
Royal Dutch Shell plc, Class A		80,394	2,273,073
Royal Dutch Shell plc, Class B		50,319	1,432,608
TNT Express NV	†	8,588	72,936
Wolters Kluwer NV		6,349	188,970

			9,328,657

New Zealand—0.1%
Auckland International Airport Ltd.		18,348	61,409
Contact Energy Ltd.		7,698	26,123
Fletcher Building Ltd.		13,385	73,654
Meridian Energy Ltd.		27,300	39,960
Mighty River Power Ltd.		15,222	28,787
Ryman Healthcare Ltd.		9,185	49,296
Spark New Zealand Ltd.	†	38,064	72,046

			351,275

Norway—0.6%
DnB ASA		20,353	338,951
Gjensidige Forsikring ASA		4,247	68,384
Norsk Hydro ASA		29,440	123,558
Orkla ASA		17,744	139,221
Statoil ASA	†	23,405	418,552
Telenor ASA		15,836	347,202
Yara International ASA		3,858	201,033

			1,636,901

Portugal—0.2%
Banco Comercial Portugues SA, Class R	*	753,906	65,901
Banco Espirito Santo SA (Registered)	*‡	71,807	660
EDP - Energias de Portugal SA		48,092	183,230
Galp Energia SGPS SA		8,025	94,465
Jeronimo Martins SGPS SA		5,514	71,097

			415,353

Singapore—1.4%
Ascendas Real Estate Investment Trust REIT		40,186	73,369
CapitaLand Commercial Trust REIT		41,900	48,494
CapitaLand Ltd.		54,400	141,264
CapitaLand Mall Trust REIT		54,000	86,135
City Developments Ltd.		8,000	58,052
ComfortDelGro Corp. Ltd.		47,000	109,150
DBS Group Holdings Ltd.		36,330	557,435
Genting Singapore plc		127,600	84,719
Global Logistic Properties Ltd.		64,479	121,045
Golden Agri-Resources Ltd.		176,320	53,688
Hutchison Port Holdings Trust, Class U		119,400	75,204
Jardine Cycle & Carriage Ltd.		2,349	57,669
Keppel Corp. Ltd.		31,200	190,168

		Shares	Value
Oversea-Chinese Banking Corp. Ltd.		62,826	$474,460
SembCorp Industries Ltd.		22,340	64,478
Sembcorp Marine Ltd.		16,000	33,709
Singapore Airlines Ltd.		10,600	84,398
Singapore Exchange Ltd.		17,100	99,336
Singapore Press Holdings Ltd.		32,100	97,189
Singapore Technologies Engineering Ltd.		35,000	85,694
Singapore Telecommunications Ltd.		167,559	522,905
StarHub Ltd.		12,730	37,318
Suntec Real Estate Investment Trust REIT		52,000	66,605
United Overseas Bank Ltd.		26,817	458,811
UOL Group Ltd.		9,600	49,275
Wilmar International Ltd.		40,000	97,355

			3,827,925

South Africa—0.1%
Investec plc		11,400	102,429
Mondi plc		7,706	165,904

			268,333

Spain—3.4%
Abertis Infraestructuras SA		8,256	135,581
Abertis Infraestructuras SA	*‡	412	6,766
ACS Actividades de Construccion y Servicios SA		3,870	124,831
Aena SA	*^	1,191	124,242
Amadeus IT Holding SA, Class A		9,421	376,088
Banco Bilbao Vizcaya Argentaria SA		130,150	1,282,493
Banco de Sabadell SA	*‡	1,746	4,229
Banco de Sabadell SA	†	103,475	250,636
Banco Popular Espanol SA		35,030	170,443
Banco Santander SA		296,536	2,085,840
Bankia SA	*	97,616	124,278
Bankinter SA		14,660	108,732
CaixaBank SA		53,685	249,812
Distribuidora Internacional de Alimentacion SA		13,077	100,217
Enagas SA	†	4,476	121,848
Endesa SA	†	6,302	120,694
Ferrovial SA		8,849	192,257
Gas Natural SDG SA	†	7,051	160,109
Grifols SA		3,024	122,115
Iberdrola SA		111,787	754,735
Inditex SA		22,426	731,476
Mapfre SA		18,751	64,805
Red Electrica Corp. SA	†	2,245	180,273
Repsol SA	†	21,534	379,550
Repsol SA	*	633	11,157
Telefonica SA		91,802	1,307,756
Zardoya Otis SA		4,145	45,239
Zardoya Otis SA	*‡	165	1,801

			9,338,003

Sweden—2.9%
Alfa Laval AB		5,964	104,972
Assa Abloy AB, Class B		20,488	385,703
Atlas Copco AB, Class A		13,916	389,346
Atlas Copco AB, Class B		8,330	207,506
Boliden AB		5,735	104,553
Electrolux AB, Series B		4,834	151,464

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Elekta AB, Class B	†	8,257	$51,778
Getinge AB, Class B		4,148	99,867
Hennes & Mauritz AB, Class B		19,773	761,038
Hexagon AB, Class B		5,340	193,418
Husqvarna AB, Class B		7,765	58,491
ICA Gruppen AB		1,683	59,710
Industrivarden AB, Class C		3,159	59,533
Investment AB Kinnevik, Class B		4,800	151,823
Investor AB, Class B		9,616	358,539
Lundin Petroleum AB	*	4,323	74,168
Nordea Bank AB		62,470	779,111
Sandvik AB		21,655	239,402
Securitas AB, Class B		6,722	88,777
Skandinaviska Enskilda Banken AB, Class A		31,063	397,338
Skanska AB, Class B		8,150	165,152
SKF AB, Class B		8,507	194,113
Svenska Cellulosa AB SCA, Class B		12,160	309,207
Svenska Handelsbanken AB		31,067	453,524
Swedbank AB, Class A		18,780	437,845
Swedish Match AB		4,067	115,627
Tele2 AB, Class B		6,419	74,752
Telefonaktiebolaget LM Ericsson, Class B		63,332	659,611
TeliaSonera AB		54,236	319,653
Volvo AB, Class B		31,810	395,001

			7,841,022

Switzerland—9.6%
ABB Ltd. (Registered)	*	45,852	960,982
Actelion Ltd. (Registered)	*	2,122	310,770
Adecco SA (Registered)	*	3,509	284,782
Aryzta AG	*	1,766	86,893
Baloise Holding AG (Registered)		1,004	122,419
Barry Callebaut AG (Registered)	*	41	46,734
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates)		21	111,077
Chocoladefabriken Lindt & Sprungli AG (Registered)		2	125,181
Cie Financiere Richemont SA (Registered)		10,740	872,924
Coca-Cola HBC AG	*	4,475	96,039
Credit Suisse Group AG (Registered)	*	31,411	866,551
Dufry AG	*	567	79,007
EMS-Chemie Holding AG (Registered)		168	70,979
Geberit AG (Registered)		787	262,382
Givaudan SA (Registered)	*	195	337,605
Glencore plc	*	231,866	929,830
Holcim Ltd. (Registered)	*	4,836	356,827
Julius Baer Group Ltd.	*	4,649	260,874
Kuehne + Nagel International AG (Registered)		1,082	143,671
Lonza Group AG (Registered)	*	1,141	152,512
Nestle SA (Registered)		66,640	4,808,117
Novartis AG (Registered)		47,532	4,675,269
Pargesa Holding SA (Bearer)		689	46,393
Partners Group Holding AG		353	105,507
Roche Holding AG (Genusschein)		14,516	4,070,163

		Shares	Value
Schindler Holding AG (Participation Certificates)		921	$150,631
Schindler Holding AG (Registered)		415	67,775
SGS SA (Registered)		113	206,066
Sika AG (Bearer)		43	151,656
Sonova Holding AG (Registered)		1,173	158,619
STMicroelectronics NV		13,417	109,844
Sulzer AG (Registered)		484	49,785
Swatch Group AG (The) (Bearer)		648	252,511
Swatch Group AG (The) (Registered)		1,029	77,293
Swiss Life Holding AG (Registered)	*	657	150,440
Swiss Prime Site AG (Registered)	*	1,302	98,798
Swiss Re AG		7,232	640,196
Swisscom AG (Registered)		548	307,125
Syngenta AG (Registered)		1,912	780,138
Transocean Ltd.	†	7,840	127,101
UBS Group AG	*	75,318	1,597,983
Wolseley plc		5,380	343,106
Zurich Insurance Group AG	*	3,081	937,948

			26,390,503

United Kingdom—18.1%
3i Group plc		20,656	167,607
Aberdeen Asset Management plc		19,312	122,497
Admiral Group plc		4,536	98,841
Aggreko plc		5,641	127,415
Amec Foster Wheeler plc		8,262	106,110
Anglo American plc		28,965	418,441
Antofagasta plc		7,943	85,974
ARM Holdings plc		29,499	482,718
Ashtead Group plc		10,146	174,864
Associated British Foods plc		7,499	337,922
AstraZeneca plc (London Exchange)		26,059	1,649,281
Aviva plc		82,189	636,585
Babcock International Group plc		5,190	87,931
BAE Systems plc		66,275	469,587
Barclays plc		340,227	1,394,471
Barratt Developments plc		20,816	200,777
BG Group plc		70,347	1,171,616
BP plc		376,651	2,499,712
British American Tobacco plc		38,474	2,071,537
British Land Co. plc (The) REIT		19,673	245,049
BT Group plc		172,460	1,221,249
Bunzl plc		7,177	195,785
Burberry Group plc		9,016	222,428
Capita plc		13,843	268,978
Centrica plc		103,671	430,181
CNH Industrial NV		19,811	180,774
Cobham plc		23,052	95,205
Compass Group plc		34,183	565,358
Croda International plc		2,765	119,556
Diageo plc		51,876	1,502,318
Direct Line Insurance Group plc		28,298	149,370
Dixons Carphone plc		20,700	147,196
easyJet plc		3,174	77,155
Fiat Chrysler Automobiles NV	*	18,301	268,479
G4S plc		32,920	138,808
GKN plc		35,219	185,034
GlaxoSmithKline plc		100,405	2,087,615
Hammerson plc REIT		16,758	161,955

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Hargreaves Lansdown plc		4,868	$88,199
HSBC Holdings plc (London Exchange)		397,038	3,555,243
ICAP plc		11,067	92,055
IMI plc		5,473	96,749
Imperial Tobacco Group plc		19,955	961,077
Inmarsat plc		8,666	124,578
InterContinental Hotels Group plc		4,873	196,464
International Consolidated Airlines Group SA	*	16,548	129,100
Intertek Group plc		3,337	128,308
Intu Properties plc REIT		20,398	98,536
ITV plc		78,105	323,155
J. Sainsbury plc		26,863	111,823
Johnson Matthey plc		4,235	201,959
Kingfisher plc		49,352	269,190
Land Securities Group plc REIT		16,439	310,846
Legal & General Group plc		124,171	485,516
Lloyds Banking Group plc		1,177,571	1,580,535
London Stock Exchange Group plc		6,481	241,098
Marks & Spencer Group plc		35,019	295,418
Meggitt plc		17,100	125,219
Melrose Industries plc		19,949	77,536
Merlin Entertainments plc	^	15,001	100,610
National Grid plc		76,980	990,796
Next plc		2,963	346,795
Old Mutual plc		102,487	324,408
Pearson plc		17,278	327,150
Persimmon plc	*	6,314	195,898
Petrofac Ltd.		5,356	77,934
Prudential plc		52,927	1,275,517
Reckitt Benckiser Group plc		13,305	1,147,348
Reed Elsevier NV		13,506	321,250
Reed Elsevier plc		23,788	386,571
Rexam plc		15,138	131,293
Rio Tinto Ltd.		9,130	377,678
Rio Tinto plc		26,210	1,078,096
Rolls-Royce Holdings plc	*‡	5,752,800	9,039
Rolls-Royce Holdings plc	*	38,614	527,438
Royal Bank of Scotland Group plc	*	51,831	286,600
Royal Mail plc		14,333	115,875
RSA Insurance Group plc		21,533	134,275
SABMiller plc		19,963	1,035,090
Sage Group plc (The)		23,142	186,282
Schroders plc		2,696	134,522
Segro plc REIT		16,214	103,306
Severn Trent plc		4,996	163,251
Sky plc		21,774	354,647
Smith & Nephew plc		18,626	315,101
Smiths Group plc		8,545	151,466
Sports Direct International plc	*	6,001	67,661
SSE plc		20,244	488,407
Standard Chartered plc (London Exchange)		50,861	814,509
Standard Life plc		40,462	282,143
Subsea 7 SA	*	5,497	53,768
Tate & Lyle plc		9,259	75,593
Taylor Wimpey plc		68,271	199,097
Tesco plc		166,603	555,085

		Shares	Value
Travis Perkins plc		5,078	$168,182
Tullow Oil plc		19,932	106,522
Unilever NV CVA		33,585	1,404,160
Unilever plc		26,441	1,135,354
United Utilities Group plc		14,084	197,266
Vodafone Group plc		547,101	1,995,767
Weir Group plc (The)		4,347	115,857
Whitbread plc		3,752	291,490
William Hill plc		17,834	112,968
Wm Morrison Supermarkets plc		44,341	125,874
WPP plc		26,957	605,082

			49,452,004

United States—0.1%
Carnival plc		3,902	199,508

TOTAL COMMON STOCKS
(Cost $249,174,053)			268,663,974

PREFERRED STOCKS—0.6%
Germany—0.6%
Bayerische Motoren Werke AG		1,105	93,564
FUCHS PETROLUB SE		1,407	59,492
Henkel AG & Co. KGaA		3,694	414,526
Porsche Automobil Holding SE		3,219	271,415
Volkswagen AG		3,344	776,071

TOTAL PREFERRED STOCKS
(Cost $1,241,514)			1,615,068

Coupon Rate	Maturity Date	Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.021%12/10/2015	‡‡	$70,000	69,988
0.011%09/17/2015	‡‡	100,000	100,001

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $169,991)			169,989

		Shares	Value
RIGHTS—0.0%
Singapore—0.0%
Jardine Cycle & Carriage Ltd., Expires 07/15/2015, Strike SGD 26.00	*‡	261	1,369

TOTAL RIGHTS
(Cost $—)			1,369

MONEY MARKET FUNDS—3.9%
Institutional Money Market Funds—3.9%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	1,500,000	1,500,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%		¥2,676,626	$2,676,626
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%	††¥	424,087	424,087
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.11%	††¥	1,500,000	1,500,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.10%	††¥	1,500,000	1,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.12%	††¥	1,500,000	1,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	1,500,000	1,500,000

TOTAL MONEY MARKET FUNDS
(Cost $10,600,713)			10,600,713

TOTAL INVESTMENTS—102.7%
(Cost $261,186,271)			281,051,113
Other assets less liabilities—(2.7%)			(7,506,712)

NET ASSETS—100.0%			$273,544,401

Notes to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $23,864).
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $278,961, which represents 0.1% of Net Assets. The illiquid 144A securities represented 0.1% of Net Assets, and 100.0% of total 144A securities held.
d	Security has no market value at June 30, 2015.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2015 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Banks	13.5%
Pharmaceuticals	9.2%
Insurance	5.5%
Oil, Gas & Consumable Fuels	4.8%
Automobiles	3.8%
Chemicals	3.5%
Food Products	3.4%
Diversified Telecommunication Services	3.3%
Metals & Mining	2.8%
Machinery	2.5%
Beverages	2.4%
Capital Markets	2.1%
Real Estate Management & Development	2.0%
Wireless Telecommunication Services	1.8%
Electric Utilities	1.7%
Media	1.7%
Food & Staples Retailing	1.6%
Real Estate Investment Trusts (REITs)	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Industrial Conglomerates	1.4%
Tobacco	1.4%
Auto Components	1.3%
Electrical Equipment	1.3%
Electronic Equipment, Instruments & Components	1.2%
Trading Companies & Distributors	1.2%
Multi-Utilities	1.2%
Diversified Financial Services	1.2%
Hotels, Restaurants & Leisure	1.2%
Specialty Retail	1.1%
Road & Rail	1.1%
Personal Products	1.1%
Household Durables	1.0%
Software	1.0%
Aerospace & Defense	1.0%
Health Care Equipment & Supplies	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Construction & Engineering	0.7%
Household Products	0.7%
Construction Materials	0.6%
Technology Hardware, Storage & Peripherals	0.6%
Building Products	0.6%
Professional Services	0.6%
Commercial Services & Supplies	0.6%
Transportation Infrastructure	0.5%
IT Services	0.5%
Health Care Providers & Services	0.5%
Communications Equipment	0.5%
Gas Utilities	0.5%
Multiline Retail	0.4%
Air Freight & Logistics	0.4%
Biotechnology	0.4%
Marine	0.3%
Energy Equipment & Services	0.3%
Containers & Packaging	0.2%
Leisure Products	0.2%
Airlines	0.2%
Paper & Forest Products	0.2%
Consumer Finance	0.1%

Water Utilities	0.1%
Internet & Catalog Retail	0.1%
Independent Power and Renewable Electricity Producers	0.1%
Internet Software & Services	0.1%
Life Sciences Tools & Services	0.1%
Distributors	0.0%
Health Care Technology	0.0%
Diversified Consumer Services	0.0%

98.2%

PREFERRED STOCKS
Automobiles	0.4%
Household Products	0.2%
Chemicals	0.0%

0.6%

RIGHTS
Distributors	0.0%

0.0%

TOTAL COMMON STOCKS/PREFERRED STOCKS	98.8%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.0%

MONEY MARKET FUNDS
Institutional Money Market Funds	3.9%

TOTAL INVESTMENTS	102.7%
Other assets less liabilities	(2.7)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—99.2%
Vantagepoint Aggressive Opportunities Fund Class T	750,750	$9,106,602
Vantagepoint Core Bond Index Fund Class T	10,639,863	107,994,609
Vantagepoint Discovery Fund Class T	873,699	9,147,627
Vantagepoint Diversifying Strategies Fund Class T	5,633,011	59,033,956
Vantagepoint Equity Income Fund Class T	4,790,774	47,189,121
Vantagepoint Growth & Income Fund Class T	2,612,573	34,067,946
Vantagepoint Growth Fund Class T	2,227,325	31,293,911
Vantagepoint High Yield Fund Class T	6,705,201	63,498,254
Vantagepoint Inflation Focused Fund Class T	4,685,279	49,757,663
Vantagepoint International Fund Class T	3,767,749	40,993,109
Vantagepoint Low Duration Bond Fund Class T	18,110,874	182,557,614
Vantagepoint Select Value Fund Class T	1,388,066	16,573,506

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $620,098,304)		651,213,918

EXCHANGE TRADED FUND—0.8%
Vanguard FTSE Emerging Markets ETF (Cost $5,670,293)	135,650	5,545,372

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $156,379)	¥156,379	156,379

TOTAL INVESTMENTS—100.0%
(Cost $625,924,976)		656,915,669
Other assets less liabilities—(0.0%)		(200,531)

NET ASSETS—100.0%		$656,715,138

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.4%
Vantagepoint Aggressive Opportunities Fund Class T	4,357,757	$52,859,589
Vantagepoint Core Bond Index Fund Class T	27,388,432	277,992,587
Vantagepoint Discovery Fund Class T	4,340,007	45,439,878
Vantagepoint Diversifying Strategies Fund Class T	19,956,230	209,141,293
Vantagepoint Equity Income Fund Class T	19,091,909	188,055,299
Vantagepoint Growth & Income Fund Class T	14,895,507	194,237,416
Vantagepoint Growth Fund Class T	11,017,408	154,794,580
Vantagepoint High Yield Fund Class T	8,902,003	84,301,970
Vantagepoint Inflation Focused Fund Class T	5,539,979	58,834,580
Vantagepoint International Fund Class T	17,397,172	189,281,232
Vantagepoint Low Duration Bond Fund Class T	16,705,350	168,389,931
Vantagepoint Select Value Fund Class T	6,493,897	77,537,126

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $1,506,578,661)		1,700,865,481

EXCHANGE TRADED FUND—1.6%
Vanguard FTSE Emerging Markets ETF (Cost $27,446,070)	657,300	26,870,424

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $657,278)	¥657,278	657,278

TOTAL INVESTMENTS—100.0%
(Cost $1,534,682,009)		1,728,393,183
Other assets less liabilities—(0.0%)		(514,904)

NET ASSETS—100.0%		$1,727,878,279

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.9%
Vantagepoint Aggressive Opportunities Fund Class T	9,334,185	$113,223,659
Vantagepoint Core Bond Index Fund Class T	26,955,722	273,600,579
Vantagepoint Discovery Fund Class T	8,084,465	84,644,351
Vantagepoint Diversifying Strategies Fund Class T	28,325,119	296,847,246
Vantagepoint Equity Income Fund Class T	33,415,475	329,142,429
Vantagepoint Growth & Income Fund Class T	25,170,090	328,217,978
Vantagepoint Growth Fund Class T	17,723,486	249,014,971
Vantagepoint High Yield Fund Class T	7,214,940	68,325,479
Vantagepoint International Fund Class T	29,055,541	316,124,282
Vantagepoint Select Value Fund Class T	12,947,324	154,591,046

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $1,921,537,641)		2,213,732,020

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF
(Cost $47,134,818)	1,120,350	45,799,908

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $1,178,893)	¥1,178,893	1,178,893

TOTAL INVESTMENTS—100.0%
(Cost $1,969,851,352)		2,260,710,821
Other assets less liabilities—(0.0%)		(721,849)

NET ASSETS—100.0%		$2,259,988,972

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—97.0%
Vantagepoint Aggressive Opportunities Fund Class T		7,337,297	$89,001,409
Vantagepoint Discovery Fund Class T		5,745,404	60,154,378
Vantagepoint Equity Income Fund Class T		22,310,340	219,756,852
Vantagepoint Growth & Income Fund Class T		12,713,762	165,787,455
Vantagepoint Growth Fund Class T		9,595,343	134,814,576
Vantagepoint International Fund Class T		14,957,624	162,738,945
Vantagepoint Select Value Fund Class T		8,261,033	98,636,736

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $784,892,014)			930,890,351

EXCHANGE TRADED FUND—2.9%
Vanguard FTSE Emerging Markets ETF (Cost $28,894,421)		694,650	28,397,292

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $595,138)	¥	595,138	595,138

TOTAL INVESTMENTS—100.0%
(Cost $814,381,573)			959,882,781
Other assets less liabilities—(0.0%)			(270,105)

NET ASSETS—100.0%			$959,612,676

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Milestone Retirement Income Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—98.8%
Vantagepoint Aggressive Opportunities Fund Class T		94,063	$1,140,987
Vantagepoint Core Bond Index Fund Class T		6,774,268	68,758,823
Vantagepoint Discovery Fund Class T		109,194	1,143,261
Vantagepoint Diversifying Strategies Fund Class T		2,193,053	22,983,199
Vantagepoint Equity Income Fund Class T		2,434,781	23,982,595
Vantagepoint Growth & Income Fund Class T		1,836,114	23,942,924
Vantagepoint Growth Fund Class T		639,105	8,979,431
Vantagepoint High Yield Fund Class T		1,953,372	18,498,433
Vantagepoint Inflation Focused Fund Class T		3,303,362	35,081,700
Vantagepoint International Fund Class T		1,880,406	20,458,816
Vantagepoint Low Duration Bond Fund Class T		8,669,733	87,390,912
Vantagepoint Mid/Small Company Index Fund Class T		609,053	12,710,940
Vantagepoint Select Value Fund Class T		95,770	1,143,495

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $325,301,674)			326,215,516

EXCHANGE TRADED FUND—1.2%
Vanguard FTSE Emerging Markets ETF (Cost $4,032,973)		96,800	3,957,184

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $61,630)	¥	61,630	61,630

TOTAL INVESTMENTS—100.0%
(Cost $329,396,277)			330,234,330
Other assets less liabilities—(0.0%)			(33,840)

NET ASSETS—100.0%			$330,200,490

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Milestone 2010 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—98.7%
Vantagepoint Aggressive Opportunities Fund Class T		41,605	$504,667
Vantagepoint Core Bond Index Fund Class T		6,112,135	62,038,174
Vantagepoint Discovery Fund Class T		48,244	505,115
Vantagepoint Diversifying Strategies Fund Class T		2,581,112	27,050,055
Vantagepoint Equity Income Fund Class T		2,396,378	23,604,322
Vantagepoint Growth & Income Fund Class T		1,513,953	19,741,945
Vantagepoint Growth Fund Class T		977,440	13,733,035
Vantagepoint High Yield Fund Class T		1,786,080	16,914,179
Vantagepoint Inflation Focused Fund Class T		2,727,441	28,965,420
Vantagepoint International Fund Class T		1,767,769	19,233,324
Vantagepoint Low Duration Bond Fund Class T		5,396,268	54,394,378
Vantagepoint Mid/Small Company Index Fund Class T		628,385	13,114,390
Vantagepoint Select Value Fund Class T		42,302	505,086

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $274,026,041)			280,304,090

EXCHANGE TRADED FUND—1.3%
Vanguard FTSE Emerging Markets ETF (Cost $3,652,773)		87,800	3,589,264

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $105,996)	¥	105,996	105,996

TOTAL INVESTMENTS—100.0%
(Cost $277,784,810)			283,999,350
Other assets less liabilities—(0.0%)			(114,813)

NET ASSETS—100.0%			$283,884,537

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Milestone 2015 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—98.3%
Vantagepoint Aggressive Opportunities Fund Class T		228,677	$2,773,847
Vantagepoint Core Bond Index Fund Class T		10,964,505	111,289,727
Vantagepoint Discovery Fund Class T		264,827	2,772,736
Vantagepoint Diversifying Strategies Fund Class T		6,531,980	68,455,150
Vantagepoint Equity Income Fund Class T		5,594,918	55,109,939
Vantagepoint Growth & Income Fund Class T		3,243,425	42,294,258
Vantagepoint Growth Fund Class T		2,517,109	35,365,378
Vantagepoint High Yield Fund Class T		2,891,359	27,381,174
Vantagepoint Inflation Focused Fund Class T		3,760,652	39,938,128
Vantagepoint International Fund Class T		4,435,736	48,260,805
Vantagepoint Low Duration Bond Fund Class T		9,522,192	95,983,692
Vantagepoint Mid/Small Company Index Fund Class T		1,385,511	28,915,605
Vantagepoint Select Value Fund Class T		232,440	2,775,339

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $538,147,801)			561,315,778

EXCHANGE TRADED FUND—1.7%
Vanguard FTSE Emerging Markets ETF (Cost $9,755,305)		233,750	9,555,700

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $144,845)	¥	144,845	144,845

TOTAL INVESTMENTS—100.0%
(Cost $548,047,951)			571,016,323
Other assets less liabilities—(0.0%)			(48,083)

NET ASSETS—100.0%			$570,968,240

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Milestone 2020 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T		375,646	$4,556,591
Vantagepoint Core Bond Index Fund Class T		14,775,322	149,969,521
Vantagepoint Discovery Fund Class T		440,958	4,616,834
Vantagepoint Diversifying Strategies Fund Class T		9,827,348	102,990,604
Vantagepoint Equity Income Fund Class T		9,382,106	92,413,749
Vantagepoint Growth & Income Fund Class T		5,412,423	70,578,001
Vantagepoint Growth Fund Class T		4,021,990	56,508,955
Vantagepoint High Yield Fund Class T		3,621,912	34,299,505
Vantagepoint Inflation Focused Fund Class T		3,303,746	35,085,783
Vantagepoint International Fund Class T		7,262,053	79,011,140
Vantagepoint Low Duration Bond Fund Class T		9,265,705	93,398,304
Vantagepoint Mid/Small Company Index Fund Class T		2,300,073	48,002,521
Vantagepoint Select Value Fund Class T		381,266	4,552,320

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $731,895,810)			775,983,828

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $15,957,271)		383,400	15,673,392

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $560,579)	¥	560,579	560,579

TOTAL INVESTMENTS—100.1%
(Cost $748,413,660)			792,217,799
Other assets less liabilities—(0.1%)			(439,215)

NET ASSETS—100.0%			$791,778,584

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.5%
Vantagepoint Aggressive Opportunities Fund Class T	372,574	$4,519,321
Vantagepoint Core Bond Index Fund Class T	11,222,140	113,904,717
Vantagepoint Discovery Fund Class T	436,735	4,572,612
Vantagepoint Diversifying Strategies Fund Class T	9,360,177	98,094,659
Vantagepoint Equity Income Fund Class T	9,792,877	96,459,836
Vantagepoint Growth & Income Fund Class T	5,268,913	68,706,623
Vantagepoint Growth Fund Class T	4,126,270	57,974,090
Vantagepoint High Yield Fund Class T	3,055,147	28,932,238
Vantagepoint Inflation Focused Fund Class T	1,328,779	14,111,629
Vantagepoint International Fund Class T	7,205,332	78,394,011
Vantagepoint Low Duration Bond Fund Class T	5,444,228	54,877,816
Vantagepoint Mid/Small Company Index Fund Class T	2,278,604	47,554,468
Vantagepoint Select Value Fund Class T	378,314	4,517,065

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $626,462,955)		672,619,085

EXCHANGE TRADED FUND—2.5%
Vanguard FTSE Emerging Markets ETF
(Cost $17,062,979)	412,950	16,881,396

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $586,558)	¥586,558	586,558

TOTAL INVESTMENTS—100.1%
(Cost $644,112,492)		690,087,039
Other assets less liabilities—(0.1%)		(383,646)

NET ASSETS—100.0%		$689,703,393

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.1%
Vantagepoint Aggressive Opportunities Fund Class T	367,014	$4,451,883
Vantagepoint Core Bond Index Fund Class T	7,863,033	79,809,781
Vantagepoint Discovery Fund Class T	431,131	4,513,944
Vantagepoint Diversifying Strategies Fund Class T	8,322,998	87,225,014
Vantagepoint Equity Income Fund Class T	9,508,775	93,661,437
Vantagepoint Growth & Income Fund Class T	4,609,408	60,106,683
Vantagepoint Growth Fund Class T	4,238,984	59,557,723
Vantagepoint High Yield Fund Class T	2,145,110	20,314,188
Vantagepoint Inflation Focused Fund Class T	379,212	4,027,230
Vantagepoint International Fund Class T	7,047,860	76,680,721
Vantagepoint Low Duration Bond Fund Class T	2,320,785	23,393,517
Vantagepoint Mid/Small Company Index Fund Class T	2,227,040	46,478,334
Vantagepoint Select Value Fund Class T	372,980	4,453,379

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $522,376,979)		564,673,834

EXCHANGE TRADED FUND—2.9%
Vanguard FTSE Emerging Markets ETF
(Cost $16,777,223)	404,950	16,554,356

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $677,606)	¥677,606	677,606

TOTAL INVESTMENTS—100.1%
(Cost $539,831,808)		581,905,796
Other assets less liabilities—(0.1%)		(444,150)

NET ASSETS—100.0%		$581,461,646

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Milestone 2035 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—96.8%
Vantagepoint Aggressive Opportunities Fund Class T		284,903	$3,455,877
Vantagepoint Core Bond Index Fund Class T		3,899,927	39,584,255
Vantagepoint Discovery Fund Class T		333,766	3,494,525
Vantagepoint Diversifying Strategies Fund Class T		5,725,163	59,999,713
Vantagepoint Equity Income Fund Class T		7,628,437	75,140,106
Vantagepoint Growth & Income Fund Class T		3,522,693	45,935,916
Vantagepoint Growth Fund Class T		3,220,581	45,249,168
Vantagepoint High Yield Fund Class T		952,034	9,015,761
Vantagepoint Inflation Focused Fund Class T		72,814	773,283
Vantagepoint International Fund Class T		5,527,115	60,135,008
Vantagepoint Low Duration Bond Fund Class T		309,492	3,119,680
Vantagepoint Mid/Small Company Index Fund Class T		1,742,203	36,359,785
Vantagepoint Select Value Fund Class T		289,628	3,458,163

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $354,494,408)			385,721,240

EXCHANGE TRADED FUND—3.2%
Vanguard FTSE Emerging Markets ETF (Cost $12,956,601)		312,300	12,766,824

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $413,595)	¥	413,595	413,595

TOTAL INVESTMENTS—100.1%
(Cost $367,864,604)			398,901,659
Other assets less liabilities—(0.1%)			(266,029)

NET ASSETS—100.0%			$398,635,630

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Milestone 2040 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—96.5%
Vantagepoint Aggressive Opportunities Fund Class T		300,868	$3,649,530
Vantagepoint Core Bond Index Fund Class T		1,588,811	16,126,427
Vantagepoint Discovery Fund Class T		350,715	3,671,981
Vantagepoint Diversifying Strategies Fund Class T		5,489,032	57,525,051
Vantagepoint Equity Income Fund Class T		8,411,920	82,857,414
Vantagepoint Growth & Income Fund Class T		3,610,178	47,076,718
Vantagepoint Growth Fund Class T		3,307,370	46,468,543
Vantagepoint High Yield Fund Class T		529,950	5,018,631
Vantagepoint International Fund Class T		5,835,429	63,489,473
Vantagepoint Mid/Small Company Index Fund Class T		1,823,451	38,055,432
Vantagepoint Select Value Fund Class T		305,674	3,649,743

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $334,775,485)			367,588,943

EXCHANGE TRADED FUND—3.5%
Vanguard FTSE Emerging Markets ETF (Cost $13,337,689)		321,550	13,144,964

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $406,989)	¥	406,989	406,989

TOTAL INVESTMENTS—100.1%
(Cost $348,520,163)			381,140,896
Other assets less liabilities—(0.1%)			(242,006)

NET ASSETS—100.0%			$380,898,890

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Milestone 2045 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—96.2%
Vantagepoint Aggressive Opportunities Fund Class T		130,281	$1,580,314
Vantagepoint Discovery Fund Class T		151,447	1,585,649
Vantagepoint Diversifying Strategies Fund Class T		2,277,848	23,871,852
Vantagepoint Equity Income Fund Class T		3,849,642	37,918,977
Vantagepoint Growth & Income Fund Class T		1,386,127	18,075,092
Vantagepoint Growth Fund Class T		1,562,856	21,958,132
Vantagepoint High Yield Fund Class T		169,585	1,605,969
Vantagepoint International Fund Class T		2,533,355	27,562,898
Vantagepoint Mid/Small Company Index Fund Class T		790,484	16,497,409
Vantagepoint Select Value Fund Class T		132,409	1,580,965

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $145,784,330)			152,237,257

EXCHANGE TRADED FUND—3.7%
Vanguard FTSE Emerging Markets ETF (Cost $5,948,820)		144,050	5,888,764

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $265,548)	¥	265,548	265,548

TOTAL INVESTMENTS—100.1%
(Cost $151,998,698)			158,391,569
Other assets less liabilities—(0.1%)			(199,323)

NET ASSETS—100.0%			$158,192,246

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

Vantagepoint Milestone 2050 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—96.3%
Vantagepoint Aggressive Opportunities Fund Class T		46,974	$569,800
Vantagepoint Discovery Fund Class T		54,303	568,549
Vantagepoint Diversifying Strategies Fund Class T		821,685	8,611,258
Vantagepoint Equity Income Fund Class T		1,386,837	13,660,341
Vantagepoint Growth & Income Fund Class T		499,426	6,512,514
Vantagepoint Growth Fund Class T		563,550	7,917,879
Vantagepoint High Yield Fund Class T		60,954	577,233
Vantagepoint International Fund Class T		911,152	9,913,334
Vantagepoint Mid/Small Company Index Fund Class T		284,875	5,945,334
Vantagepoint Select Value Fund Class T		47,724	569,824

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $55,520,218)			54,846,066

EXCHANGE TRADED FUND—3.7%
Vanguard FTSE Emerging Markets ETF (Cost $2,155,064)		51,850	2,119,628

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.14%
(Cost $121,768)	¥	121,768	121,768

TOTAL INVESTMENTS—100.2%
(Cost $57,797,050)			57,087,462
Other assets less liabilities—(0.2%)			(124,458)

NET ASSETS—100.0%			$56,963,004

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA/SIPC.

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 800-669-7400
WWW.ICMARC.ORG

SAR000-001-25542-201508-188

Item 2 (Code of Ethics):

Sub-item 2a. Not applicable

Sub-item 2c. Not applicable.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3 (Audit Committee Financial Expert): Not applicable.

Item 4 (Principal Accountant Fees and Services): Not applicable.

Item 5 (Audit Committee of Listed Registrants): Not applicable to this registrant.

Item 6 (Investments):

Sub-item 6a. Not applicable; included under Item 1 above.

Sub-item 6b. Not applicable; the registrant did not divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7 (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies):

Not applicable to this registrant.

Item 8 (Portfolio Managers of Closed-End Management Investment Companies): Not applicable to this registrant.

Item 9 (Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers):

Not applicable to this registrant.

Item 10 (Submission of Matters to a Vote of Security Holders): Not applicable.

Item 11 (Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12 (Exhibits):

Sub-item 12a(1). Not applicable.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date:	August 31, 2015

By:	/s/ Gregory Dyson
Gregory Dyson, Principal Financial Officer

Date:	August 31, 2015